Portfolio of Investments March 31, 2026
Total Global Stock

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 1.9%
541,862 (a) Adient plc $ 10,951
28,500 Aisan Industry Co Ltd 339
70,400 Aisin Seiki Co Ltd 992
2,035,925 (a) American Axle & Manufacturing Holdings, Inc 12,073
109,284 Amotiv Ltd 513
87,400 Anhui Jianghuai Automobile Group Corp Ltd 592
245,601 Apollo Tyres Ltd 1,075
122,185 (a) Aptiv plc 8,485
60,768 (a),(b) ARB Corp Ltd 891
59,946 Asahi India Glass Ltd 500
11,826 ASK Automotive Ltd 56
154,802 (a),(b),(c) Aston Martin Lagonda Global Holdings plc 75
38,873 (a) Aumovio SE 1,522
2,392 (a),(b) Autoneum Holding AG. 347
227,000 (a) BAIC BluePark New Energy Technology Co Ltd 238
1,474,000 (a),(c) BAIC Motor Corp Ltd 290
42,971 Bajaj Auto Ltd 4,015
49,147 Balkrishna Industries Ltd 1,093
41,237 Banco Products India Ltd 224
206,009 (a) Bayerische Motoren Werke AG. 19,057
42,242 Bayerische Motoren Werke AG. (Preference) 3,888
165,966 Belrise Industries Ltd 330
152,058 Bharat Forge Ltd 2,726
256,759 BorgWarner, Inc 13,932
4,808 Bosch Ltd 1,467
118,981 Brembo NV 1,132
163,000 Bridgestone Corp 3,397
2,396,000 Brilliance China Automotive Holdings Ltd 857
207,856 BYD Co Ltd 3,212
8,694,785 BYD Co Ltd (H shares) 118,869
16,678 Ceat Ltd 575
11,139 Changzhou Xingyu Automotive Lighting Systems Co Ltd 199
1,132,000 Cheng Shin Rubber Industry Co Ltd 1,113
146,000 (a) China Motor Corp 256
201,100 (a) Chongqing Afari Technology Co Ltd 290
329,608 Chongqing Changan Automobile Co Ltd 480
125,042 (a) CIE Automotive India Ltd 592
32,030 CIE Automotive S.A. 1,008
487,616 Cie Generale des Etablissements Michelin S.C.A 16,705
38,869 (a) Cie Plastic Omnium SA 684
374,863 (a) Cofide S.p.A. 293
81,265 (a) Continental AG. 5,673
23,429 (a) Cooper-Standard Holdings, Inc 653
536,806 Daimler AG. (Registered) 32,994
151,360 Dana Inc 5,093
249,300 Denso Corp 3,126
67,000 Depo Auto Parts Ind Co Ltd 282
21,472 DN Automotive Corp 556
240,312 (a),(b),(c) Dometic Group AB 665
90,566 (a) Dr ING hc F Porsche AG. 4,126
2,122 Dynamatic Technologies Ltd 202
9,600 Eagle Industry Co Ltd 177
85,429 Eicher Motors Ltd 5,982
26,260 (c) Endurance Technologies Ltd 622
256,682 Exedy Corp 9,166
320,675 Exide Industries Ltd 981
119,586 (a) Faurecia 1,369
26,400 FCC Co Ltd 551

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
138,144 (a) Ferrari NV $ 46,873
4,162,640 Ford Motor Co 48,037
435,620 Ford Otomotiv Sanayi AS 995
61,400 Fras-Le S.A. 269
83,700 Fuji Heavy Industries Ltd 1,349
78,663 Fuyao Glass Industry Group Co Ltd - A 656
377,762 (c) Fuyao Glass Industry Group Co Ltd - H 2,842
51,518 Gabriel India Ltd 454
1,063,670 Garrett Motion, Inc 19,327
4,015,302 Geely Automobile Holdings Ltd 10,713
1,335,643 General Motors Co 99,505
92,321 Gentex Corp 2,017
27,079 (a) Gentherm, Inc 752
108,502 (c) Gestamp Automocion S.A. 373
10,217 (a) Goodyear Tire & Rubber Co 68
1,443,246 Great Wall Motor Co Ltd 2,337
59,754 GS Yuasa Corp 2,054
210,300 (a) Guangzhou Automobile Group Co Ltd 222
45,658 Hankook Tire & Technology Co Ltd 1,681
20,592 Hankook Tire Worldwide Co Ltd 338
217,710 (a) Hanon Systems 559
46,052 Harley-Davidson, Inc 931
76,232 Hero Honda Motors Ltd 4,121
72,200 (a),(b) Hesai Group 1,372
26,244 HL Mando Co Ltd 885
26,883 (a) Holley, Inc 83
527,500 Honda Motor Co Ltd 4,269
154,000 (a) Hota Industrial Manufacturing Co Ltd 245
113,315 Huayu Automotive Systems Co Ltd 317
19,776 (a) Huizhou Desay Sv Automotive Co Ltd 301
36,097 Hyundai Mobis 9,314
81,468 Hyundai Motor Co 25,097
21,517 Hyundai Motor Co Ltd (2nd Preference) 3,406
158,384 Hyundai Motor Co Ltd (Preference) 24,783
64,912 Hyundai Motor India Ltd 1,229
48,398 (a) Hyundai Wia Corp 2,554
76,400 Isuzu Motors Ltd 1,100
38,840 JBM Auto Ltd 214
67,689 JK Tyre & Industries Ltd 275
286,342 Johnson Electric Holdings Ltd 869
143,500 JTEKT Corp 1,540
26,492 (b) Kayaba Industry Co Ltd 713
501,904 Kenda Rubber Industrial Co Ltd 288
143,356 Kia Motors Corp 14,154
1,022,500 Koito Manufacturing Co Ltd 16,153
62,505 (a) Kumho Tire Co, Inc 253
21,725 Lear Corp 2,630
768,400 (a),(b) Li Auto, Inc 6,782
29,101 Linamar Corp 1,803
52,323 (a),(b) Lucid Group, Inc 499
22,431 Lumax Auto Technologies Ltd 360
226,240 Magna International, Inc 12,635
577,102 Mahindra & Mahindra Ltd 18,102
27,500 (a) Mahle Metal Leve S.A. 186
77,736 Maruti Suzuki India Ltd 10,196
450,100 (b) Mazda Motor Corp 3,079
81,462 Minda Corp Ltd 440
572,000 (a) Minth Group Ltd 2,390
496,300 (b) Mitsubishi Motors Corp 997
2,259,036 Motherson Sumi Wiring India Ltd 891
1,566 MRF Ltd 2,136
31,938 (b) Musashi Seimitsu Industry Co Ltd 554

SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
381,957 Nan Kang Rubber Tire Co Ltd $ 424
590,000 (a) Nexteer Automotive Group Ltd 386
112,400 NGK Spark Plug Co Ltd 5,300
134,315 NHK Spring Co Ltd 2,142
56,312 Nifco, Inc 1,597
65,278 Ningbo Tuopu Group Co Ltd 550
1,141,020 (a) NIO, Inc 6,933
15,100 Nippon Seiki Co Ltd 225
318,000 Nissan Motor Co Ltd 689
47,610 Nissan Shatai Co Ltd 291
58,588 NOK Corp 1,062
99,156 (b) Nokian Renkaat Oyj 1,055
950,394 (a) Ola Electric Mobility Ltd 228
20,700 Pacific Industrial Co Ltd 399
146,447 Patrick Industries, Inc 16,266
19,254 Phinia, Inc 1,318
133,362 (b) Piaggio & C S.p.A. 239
299,677 (c) Pirelli & C S.p.A 2,074
33,669 (a),(b) Polestar Automotive Holding UK plc (ADR) 620
115,367 (a) Porsche AG. 4,224
43,747 Pricol Ltd 237
72,205 (b) PWR Holdings Ltd 433
189,219 (a),(b) QuantumScape Corp 1,207
144,631 (a) Renault S.A. 4,959
449,505 (a),(b) Rivian Automotive, Inc 6,765
36,708 (a) SAF-Holland SE 706
287,223 SAIC Motor Corp Ltd 614
139,100 Sailun Group Co Ltd 262
2,678,128 Samvardhana Motherson International Ltd 3,006
24,460 (c) Sansera Engineering Ltd 540
376,000 Sanyang Motor Co Ltd 689
145,950 (a) Schaeffler AG. 1,219
4,049 Sebang Global Battery Co Ltd 162
37,893 Seiren Co Ltd 750
63,741 Seres Group Co Ltd 845
13,886 Sharda Motor Industries Ltd 106
388,000 (a) Shoei Co Ltd 4,079
9,858 Shriram Pistons & Rings Ltd 316
20,347 SKF India Ltd 308
12,221 SL Corp 466
11,828 SNT Motiv Co Ltd 257
325,885 (c) Sona Blw Precision Forgings Ltd 1,690
707,700 (a) Sri Trang Agro-Industry PCL 382
15,063 Standard Motor Products, Inc 523
80,000 Stanley Electric Co Ltd 1,469
1,554,692 (a) Stellantis NV 11,237
1,008,900 Sumitomo Electric Industries Ltd 57,326
134,900 (a) Sumitomo Rubber Industries, Inc 1,779
62,969 Sundaram Finance Holdings Ltd 227
4,258 (a) Sundaram-Clayton Ltd 627
89,899 Sundram Fasteners Ltd 717
67,753 Suprajit Engineering Ltd 288
224,300 Suzuki Motor Corp 2,734
1,269,101 Tata Motors Ltd 4,020
2,553,591 (a) Tesla, Inc 949,297
21,522 (a) Thor Industries, Inc 1,719
548,000 (a) Tianneng Power International Ltd 519
80,911 Tofas Turk Otomobil Fabrik 499
39,447 Tokai Rika Co Ltd 752
304,000 Tong Yang Industry Co Ltd 779
43,268 Topre Corp 667
81,425 (a) Toyo Tire & Rubber Co Ltd 1,910

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
71,800 Toyoda Gosei Co Ltd $ 1,882
65,595 Toyota Boshoku Corp 1,028
25,252,719 Toyota Motor Corp 524,937
6,550 Trigano S.A. 1,078
62,900 TS Tech Co Ltd 717
67,523 Tube Investments of India Ltd 1,806
150,855 TVS Motor Co Ltd 5,421
150,739 UNO Minda Ltd 1,651
155,367 (a) Valeo 1,903
44,391 (c) Varroc Engineering Ltd 221
152,617 (a) Volkswagen AG. (Preference) 15,612
491,680 (a) VOYAH Automobile Technology Co Ltd 321
126,400 Wanxiang Qianchao Co Ltd 289
34,500 Weifu High-Technology Co Ltd 64
206,900 (a) WeRide, Inc 544
6,192,900 (a) XPeng, Inc 52,934
787,031 (a),(c) Yadea Group Holdings Ltd 1,338
130,800 Yamaha Motor Co Ltd 945
93,200 (a) Yokohama Rubber Co Ltd 3,576
364,480 (a) Yulon Motor Co Ltd 315
4,738 ZF Commercial Vehicle Control Systems India Ltd 693
311,600 (a),(c) Zhejiang Leapmotor Technologies Ltd 1,900
87,600 Zhejiang Wanfeng Auto Wheel Co Ltd 181
TOTAL AUTOMOBILES & COMPONENTS 2,459,583
BANKS - 8.7%
139,209 77 Bank Ltd 2,757
270,077 (a) ABN AMRO Bank NV 8,562
521,555 (a) Absa Group Ltd 7,513
1,951,067 Abu Dhabi Commercial Bank PJSC 6,661
895,948 Abu Dhabi Islamic Bank PJSC 5,155
559,424 (a) AFFIN Holdings Bhd 343
17,004,383 Agricultural Bank of China Ltd 12,163
3,157,262 Agricultural Bank of China Ltd (Class A) 3,062
5,320,160 AIB Group plc 56,793
128,000 Aichi Financial Group, Inc 1,131
903,605 Ajman Bank PJSC 332
17,324,742 Akbank TAS 25,858
999,080 (a) Al Ahli Bank of Kuwait KSCP 952
2,470,047 Al Rajhi Bank 70,413
754,126 Alinma Bank 5,840
67,973 (a) Alior Bank S.A. 2,036
759,011 Alliance Financial Group BHD 904
993,045 Alpha Bank S.A. 3,684
299,843 Ameris Bancorp 23,385
1,538,034 AMMB Holdings BHD 2,515
79,200 (b) Aozora Bank Ltd 1,269
551,302 Arab National Bank 3,165
634,200 Atlantic Union Bankshares Corp 22,666
271,554 (c) AU Small Finance Bank Ltd 2,432
4,200,334 Australia and New Zealand Banking Group 105,618
20,244 (a) Awa Bank Ltd 748
5,438,356 Axis Bank Ltd 67,355
181,880 Banc of California, Inc 3,197
1,157,305 (a) Banca Monte dei Paschi di Siena S.p.A 10,098
68,034 Banca Popolare di Sondrio SPA 1,280
39,914 Banco ABC Brasil S.A. 196
15,137,442 (b) Banco Bilbao Vizcaya Argentaria S.A. 326,962
961,156 (a) Banco Bradesco S.A. 3,101
3,228,730 Banco Bradesco S.A. (Preference) 11,949
4,431,420 Banco Comercial Portugues S.A. 4,316
28,147,348 Banco de Chile 5,109
54,249 (a) Banco de Credito e Inversiones 3,514

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
4,034,459 (c) Banco del Bajio S.A. $ 12,516
71,013 (a) Banco di Desio e della Brianza S.p.A. 714
1,053,902 (a) Banco do Brasil S.A. 4,680
2,843,418 (a) Banco do Estado do Rio Grande do Sul 9,469
52,467 (a) Banco Itau Chile S.A. 1,090
40,900,884 (a) Banco Santander Chile S.A. 3,387
40,059,685 Banco Santander S.A. 449,098
577,745 (c) Bandhan Bank Ltd 869
5,584,900 (a) Bank Aladin Syariah Tbk PT 174
456,130 (a) Bank AlBilad 3,334
379,456 Bank Al-Jazira 1,196
77,607,370 Bank Central Asia Tbk PT 29,978
22,066 Bank Handlowy w Warszawie S.A. 656
561,100 Bank Islam Malaysia Bhd 334
3,767,000 (a) Bank Jago Tbk PT 294
372,968 (a) Bank Millennium S.A. 1,653
9,314,206 Bank Negara Indonesia Persero Tbk PT 2,080
6,193,324 Bank of America Corp 301,925
651,984 Bank of Baroda 1,719
739,562 Bank of Beijing Co Ltd 590
98,800 Bank of Changsha Co Ltd 138
149,720 Bank of Chengdu Co Ltd 372
1,477,044 (a) Bank of China Ltd - A 1,256
43,625,912 (a) Bank of China Ltd - H 27,857
1,992,712 Bank of Communications Co Ltd - A 2,020
5,428,319 (a) Bank of Communications Co Ltd - H 4,906
688,200 Bank of East Asia Ltd 1,147
26,491 Bank of Georgia Group plc 3,288
228,195 Bank of Hangzhou Co Ltd 554
85,600 Bank of Hawaii Corp 6,356
703,018 Bank of Jiangsu Co Ltd 1,111
617,937 Bank of Kaohsiung Co Ltd 234
496,546 (a) Bank of Montreal 67,256
24,300 Bank of Nagoya Ltd 897
424,890 Bank of Nanjing Co Ltd 701
255,574 Bank of Ningbo Co Ltd 1,127
867,929 (a) Bank of Nova Scotia 60,189
382,647 Bank of NT Butterfield & Son Ltd 20,081
501,431 Bank of Queensland Ltd 2,334
529,473 Bank of Shanghai Co Ltd 760
796,638 (a) Bank of Sharjah 254
100,300 Bank of Suzhou Co Ltd 122
1,137,368 Bank of the Philippine Islands 1,870
246,000 (b),(c) Bank of Zhengzhou Co Ltd 32
113,122 (a) Bank Pekao S.A. 6,703
84,082,772 Bank Rakyat Indonesia 16,801
23,114,862 Bank Tabungan Negara Persero Tbk PT 1,725
25,325 Bank Zachodni WBK S.A. 4,015
133,520 BankUnited, Inc 6,030
56,896 (b) Bankwell Financial Group, Inc 2,761
326,752 Banner Corp 19,827
749,292 Banque Saudi Fransi 3,997
76,891 Bar Harbor Bankshares 2,495
50,775,872 Barclays plc 265,735
46,167 (a),(c) BAWAG Group AG. 7,019
1,487,009 BDO Unibank, Inc 2,798
885,913 Bendigo Bank Ltd 6,095
110,513 Berkshire Hills Bancorp, Inc 3,315
192,961 BNK Financial Group, Inc 2,340
165,803 BNP Paribas S.A. 15,795
2,659,500 BOC Hong Kong Holdings Ltd 14,672
966,237 (a) Boubyan Bank KSCP 2,139

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
863,823 (a) BPER Banca $ 11,321
9,239 (a) BRE Bank S.A. 2,688
4,964,699 Bumiputra-Commerce Holdings BHD 9,313
866,361 (a) Burgan Bank SAK 588
358,329 Byline Bancorp, Inc 11,312
5,653,300 CaixaBank S.A. 67,770
40,689 (a) Camden National Corp 1,931
1,196,035 (b) Canadian Imperial Bank of Commerce 113,353
1,177,130 Canara Bank 1,551
48,067 (b) Capital Bancorp, Inc 1,429
53,479 Capitec Bank Holdings Ltd 13,139
370,330 Capitol Federal Financial, Inc 2,640
68,218 Cathay General Bancorp 3,401
8,291 Central BanCo, Inc 199
89,991 Central Pacific Financial Corp 2,876
23,382 CF Bankshares, Inc 653
4,259,428 Chang Hwa Commercial Bank 2,737
405,200 Chiba Bank Ltd 5,245
865,000 (a),(c) China Bohai Bank Co Ltd 88
5,072,490 (a) China Citic Bank 5,138
450,100 China CITIC Bank Corp Ltd 541
805,907 China Construction Bank Corp - A 1,127
129,191,546 China Construction Bank Corp - H 139,425
1,637,004 China Everbright Bank Co Ltd - A 763
2,394,981 China Merchants Bank Co Ltd 15,218
755,940 China Merchants Bank Co Ltd (Class A) 4,320
1,298,048 China Minsheng Banking Corp Ltd - A 713
4,165,991 China Minsheng Banking Corp Ltd - H 1,959
793,937 China Zheshang Bank Co Ltd 346
10,257,388 Chinatrust Financial Holding Co 16,669
36,165 (b) ChoiceOne Financial Services, Inc 1,017
1,506,000 Chongqing Rural Commercial Bank 1,304
377,400 Chongqing Rural Commercial Bank Co Ltd 385
111,900 Chugin Financial Group, Inc 2,018
3,554,425 Citigroup, Inc 403,107
278,078 City Union Bank Ltd 713
4,483 Civista Bancshares, Inc 102
104,766 (a) Close Brothers Group plc 555
55,088 CNB Financial Corp 1,595
326,600 CNPC Capital Co Ltd 484
4,390 (a) Coastal Financial Corp 334
25,372 CoastalSouth Bancshares, Inc 624
40,731 (a) Collector Bank AB 244
124,618 Columbia Banking System, Inc 3,418
28,600 Commerce Bancshares, Inc 1,407
1,969,691 Commercial Bank PSQC 2,308
1,536,805 Commercial International Bank 3,414
56,783 (a) Commerzbank AG. 2,071
1,982,973 Commonwealth Bank of Australia 232,220
5,815 Community Trust Bancorp, Inc 353
740,200 Concordia Financial Group Ltd 6,607
41,368 Credicorp Ltd 14,031
58,772 (a) Credito Emiliano S.p.A. 996
19,213 (a) CSB Bank Ltd 69
58,150 (a) Customers Bancorp, Inc 4,036
5,646,074 (a),(d) Cyprus Popular Bank PCL 65
2,237,227 (a) Dah Sing Banking Group Ltd 3,492
270,308 (a) Dah Sing Financial Holdings Ltd 1,403
155,016 Daishi Hokuetsu Financial Group, Inc 1,882
810,674 Danske Bank AS 39,952
3,665,563 (a) DBS Group Holdings Ltd 163,118
1,323,354 DGB Financial Group, Inc 14,898

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
23,089 (a) Dime Community Bancshares, Inc $ 781
1,881,040 (a) Doha Bank QPSC 1,674
1,794,136 (a) Dubai Islamic Bank PJSC 3,639
1,139,202 (a) Dukhan Bank 1,083
8,901,288 E.Sun Financial Holding Co Ltd 8,840
33,680 East West Bancorp, Inc 3,596
327,096 Eastern Bankshares, Inc 6,398
1,166,474 Emirates NBD Bank PJSC 8,788
76,260 Enterprise Financial Services Corp 4,126
21,618 (a),(b) Equitable Group, Inc 1,732
439,174 (c) Equitas Small Finance Bank Ltd 242
32,163 Equity Bancshares, Inc 1,428
797,933 Erste Bank der Oesterreichischen Sparkassen AG. 86,197
4,459,214 Eurobank S.A. 17,855
2,135,969 Far Eastern International Bank 840
80,643 Farmers National Banc Corp 1,061
39,000 FB Financial Corp 2,026
1,358,460 Federal Bank Ltd 3,753
11,847 FIBI Holdings Ltd 1,144
5,497,143 Fifth Third Bancorp 255,397
19,680 Financial Institutions, Inc 624
382,462 (a) FinecoBank Banca Fineco S.p.A 8,509
2,708,892 First Abu Dhabi Bank PJSC 12,853
369,365 First BanCorp 7,890
32,800 (b) First Bank of Toyama Ltd 499
101,106 First Busey Corp 2,555
272,935 First Financial Bankshares, Inc 8,038
7,019,865 First Financial Holding Co Ltd 6,255
90,840 First Hawaiian, Inc 2,238
485,827 First Horizon National Corp 11,057
41,589 First International Bank Of Israel Ltd 3,229
30,707 First Internet Bancorp 626
350,589 First Merchants Corp 13,578
8,200 (b) First National Corp 221
242,900 FNB Corp 4,061
19,940 (b) Franklin Financial Services Corp 1,019
130,400 Fukuoka Financial Group, Inc 4,994
349,253 (a) Fulton Financial Corp 7,104
154,431 Glacier Bancorp, Inc 6,898
156,665 (a) Grupo Cibest S.A. 3,621
275,783 Grupo Cibest S.A. 5,067
9,443,698 Grupo Financiero Banorte S.A. de C.V. 104,738
925,577 Grupo Financiero Inbursa S.A. 2,332
1,271,046 (a) Gulf Bank KSCP 1,351
230,900 Gunma Bank Ltd 3,077
261,500 Hachijuni Bank Ltd 3,288
713,895 (a) Haci Omer Sabanci Holding AS 1,444
170,397 Hana Financial Group, Inc 12,421
31,823 HBT Financial, Inc 850
16,531,353 HDFC Bank Ltd 129,491
1,173,470 HDFC Bank Ltd (ADR) 29,196
133,800 Hilltop Holdings, Inc 4,793
185,202 Hirogin Holdings, Inc 2,070
137,000 Hokkoku Financial Holdings, Inc 826
78,260 Hokuhoku Financial Group, Inc 2,969
1,287,437 Home Bancshares, Inc 34,671
394,212 Hong Leong Bank BHD 2,142
13,447,617 HSBC Holdings plc 220,845
5,586,015 Hua Nan Financial Holdings Co Ltd 5,856
472,186 Huaxia Bank Co Ltd 501
156,474 Hyakugo Bank Ltd 1,538
58,400 Hyakujushi Bank Ltd 790

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
4,570,605 ICICI Bank Ltd $ 58,674
2,322,583 IDFC First Bank Ltd 1,454
170,320 Independent Bank Corp 5,672
357,992 (a) IndusInd Bank Ltd 2,868
2,317,239 Industrial & Commercial Bank of China Ltd - A 2,562
39,920,914 Industrial & Commercial Bank of China Ltd - H 35,188
782,505 Industrial Bank Co Ltd 2,132
170,450 (a) Industrial Bank of Korea 2,462
12,521,658 ING Groep NV 325,021
189,700 Inter & Co, Inc 1,510
25,222 Intercorp Financial Services, Inc 1,266
2,717,061 (a) Intesa Sanpaolo S.p.A. 16,432
3,589,517 (a) Investimentos Itau S.A. - PR 9,688
2,033,728 iShares Core MSCI EAFE ETF 184,113
1,815,826 iShares Core MSCI Emerging Markets ETF 126,654
28,530,686 Itau Unibanco Holding S.A. 239,488
177,754 Iyogin Holdings, Inc 3,284
312,641 Jammu & Kashmir Bank Ltd 366
1,291,500 Japan Post Bank Co Ltd 21,065
88,415 JB Financial Group Co Ltd 1,814
4,153,205 JPMorgan Chase & Co 1,221,707
576,184 (a) Judo Capital Holdings Ltd 546
115,700 Juroku Financial Group, Inc 1,324
32,740 Jyske Bank 4,493
103,021 KakaoBank Corp 1,679
96,536 Karnataka Bank Ltd 229
399,298 Karur Vysya Bank Ltd 1,230
345,700 (a) Kasikornbank PCL (Foreign) 2,009
221,933 KB Financial Group, Inc 21,787
128,291 KBC Ancora 10,507
486,211 KBC Groep NV 59,508
64,048 Keiyo Bank Ltd 834
181,000 (a) Kiatnakin Phatra Bank PCL 419
44,119 Kiyo Bank Ltd 1,095
47,445 Komercni Banka AS 2,421
21,354,235 Kotak Mahindra Bank Ltd 80,385
2,440,296 (a) Krung Thai Bank PCL 2,610
6,758,848 (a) Kuwait Finance House KSCP 17,580
679,995 (a) Kuwait International Bank KSCP 624
1,653,792 Kuwait Projects Co Holding KSCP 405
170,600 Kyoto Financial Group, Inc 4,495
244,700 Kyushu Financial Group, Inc 1,802
42,283 Lakeland Financial Corp 2,426
30,010 (a) Laurentian Bank of Canada 873
50,783,394 (a) Lloyds TSB Group plc 62,943
675,857 M&T Bank Corp 139,713
3,679,030 Malayan Banking BHD 10,355
2,393,100 Malaysia Building Society Bhd 385
3,648,930 Masraf Al Rayan QSC 2,191
633,900 Mebuki Financial Group, Inc 4,944
7,253,731 Mega Financial Holding Co Ltd 8,803
151,898 (b) Meridian Corp 2,880
264,167 (a) Metro Bank Holdings plc 412
1,088,054 Metropolitan Bank & Trust 1,137
24,070 Metropolitan Bank Holding Corp 2,005
46,197 Mid Penn Bancorp, Inc 1,486
12,022 Midland States Bancorp, Inc 268
26,344,987 Mitsubishi UFJ Financial Group, Inc 446,124
4,841,294 Mizuho Financial Group, Inc 195,994
165,721 (c) Moneta Money Bank AS 1,445
45,204 Musashino Bank Ltd 607
96,745 Nanto Bank Ltd 879

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
2,205,133 National Australia Bank Ltd $ 63,785
126,595 National Bank Holdings Corp 4,957
398,154 National Bank of Canada 51,522
1,012,573 National Bank of Greece S.A. 15,642
5,085,738 (a) National Bank of Kuwait SAKP 15,079
17,736,779 NatWest Group plc 131,393
434,355 NB Bancorp, Inc 9,152
265,959 NBT Bancorp, Inc 11,325
280,441 (a) Nedbank Group Ltd 4,421
88,364 Nishi-Nippon Financial Holdings, Inc 2,132
605,259 (a),(b) NOBA Bank Group AB 5,261
5,474,753 (b) Nordea Bank AB publ 94,271
184,697 North Pacific Bank Ltd 1,126
119,256 Northpointe Bancshares, Inc 2,058
3,489,761 (a) NU Holdings Ltd 50,148
942,000 O-Bank Co Ltd 297
408,440 OFG Bancorp 16,525
23,407 Ogaki Kyoritsu Bank Ltd 925
695,919 Old National Bancorp 15,380
150,972 Optima bank S.A. 1,488
24,240 Orange County Bancorp, Inc 775
254,776 Origin Bancorp, Inc 10,563
134,818 Orrstown Financial Services, Inc 4,864
137,788 (a) OTP Bank Rt 14,775
7,912,844 Oversea-Chinese Banking Corp 135,529
22,467 (a) Parke Bancorp, Inc 638
59,675 Peapack Gladstone Financial Corp 2,101
240,740 (a) Philippine National Bank 223
680,984 Ping An Bank Co Ltd 1,096
678,531 Piraeus Bank S.A. 5,575
341,644 PNC Financial Services Group, Inc 71,093
1,113,637 Postal Savings Bank of China Co Ltd - A 829
5,530,972 (c) Postal Savings Bank of China Co Ltd - H 3,475
537,569 Powszechna Kasa Oszczednosci Bank Polski S.A. 12,716
156,200 Preferred Bank 14,166
119,482 (b) Primis Financial Corp 1,587
22,910,370 PT Bank Mandiri Persero Tbk 6,431
8,882,880 Public Bank Bhd 10,314
1,501,723 Punjab National Bank 1,609
611,895 Qatar International Islamic Bank QSC 1,872
1,085,230 Qatar Islamic Bank SAQ 6,782
2,816,898 Qatar National Bank QPSC 13,183
72,100 (a) Rakuten Bank Ltd 2,636
334,810 (c) RBL Bank Ltd 1,036
185,600 (a) Regional SAB de C.V. 1,595
350,100 Resona Holdings, Inc 3,994
1,055,074 RHB Capital BHD 2,207
19,000 Ringkjoebing Landbobank A.S. 4,568
898,404 (a) Riyad Bank 7,117
980,741 Royal Bank of Canada 158,543
101,064 San-In Godo Bank Ltd 1,137
614,006 Saudi Awwal Bank 6,137
356,082 Saudi Investment Bank 1,262
1,798,344 (a) Saudi National Bank 20,301
555,061 (a) SCB X PCL 2,424
217,148 Seacoast Banking Corp of Florida 6,577
187,900 Senshu Ikeda Holdings, Inc 1,050
123,849 (a) ServisFirst Bancshares, Inc 9,020
453,700 (b) Seven Bank Ltd 777
2,375,331 Shanghai Commercial & Savings Bank Ltd 2,912
1,203,714 Shanghai Pudong Development Bank Co Ltd 1,774
326,400 Shanghai Rural Commercial Bank Co Ltd 430

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
719,739 Sharjah Islamic Bank $ 637
4,404,048 (a),(c) Shawbrook Group plc 18,653
496,125 Shiga Bank Ltd 5,959
267,530 Shinhan Financial Group Co Ltd 15,945
331,900 Shizuoka Financial Group, Inc 5,511
284,536 Shore Bancshares, Inc 5,315
7,523,697 SinoPac Financial Holdings Co Ltd 7,305
66,298 (b) Skandinaviska Enskilda Banken AB (Class A) 1,225
60,768 SmartFinancial, Inc 2,375
3,063,121 Societe Generale 223,660
912,307 South Indian Bank Ltd 333
41,503 SOUTHSTATE BANK CORP 3,840
36,272 Sparebank Oestlandet 745
157,571 (a) SpareBank SR-Bank ASA 3,443
99,601 Sparebanken Midt-Norge 2,126
73,586 Sparebanken Nord-Norge 1,186
3,315,507 (a) Standard Bank Group Ltd 60,043
5,167,159 Standard Chartered plc 107,683
4,891,604 State Bank of India 51,015
9,006,000 Sumitomo Mitsui Financial Group, Inc 296,120
3,047,924 Sumitomo Mitsui Trust Holdings, Inc 97,097
418,064 Suruga Bank Ltd 5,392
41,746 Sydbank AS 3,355
2,962,421 Taichung Commercial Bank Co Ltd 1,918
12,932,868 Taishin Financial Holdings Co Ltd 9,513
4,455,374 Taiwan Business Bank 2,114
6,668,720 Taiwan Cooperative Financial Holding Co Ltd 4,934
422,645 Tamilnad Mercantile Bank Ltd 2,602
31,692 (a) TBC Bank Group plc 1,730
113,691 (a) Texas Capital Bancshares, Inc 10,787
12,796 (a),(b) TF Bank AB 225
201,500 (a) Thanachart Capital PCL 348
3,321,900 (a) Tisco Bank PCL 11,413
16,105,600 (a) TMB Bank PCL (Foreign) 1,132
116,343 Toho Bank Ltd 488
140,200 Tokyo Kiraboshi Financial Group, Inc 10,079
110,864 TOMONY Holdings, Inc 586
1,293,780 (a) Toronto-Dominion Bank 120,831
5,669,866 (a) Turkiye Is Bankasi (Series C) 1,681
752,521 (a),(c) Ujjivan Small Finance Bank Ltd 401
170,709 UMB Financial Corp 19,254
7,599,573 (c) Unicaja Banco S.A. 22,554
2,600,100 (a) UniCredit S.p.A 186,541
979,517 Union Bank of India 1,717
848,314 Union Bank Of Taiwan 550
100,000 United Bankshares, Inc 4,142
898,769 (a) United Overseas Bank Ltd 25,728
12,629 Unity Bancorp, Inc 655
89,901 Univest Financial Corp 3,080
11,916 (a) Valiant Holding AG. 2,651
1,603,271 Valley National Bancorp 19,688
635,093 (a),(d) VTB Bank PJSC (GDR) Equiduct, Reg S 6
664,707 (a),(d) VTB Bank PJSC (GDR) Tradegate, Reg S 7
1,433,023 (a) Warba Bank KSCP 1,363
30,880 (a) Washington Trust Bancorp, Inc 1,033
130,600 Webster Financial Corp 9,066
8,467,838 Wells Fargo & Co 674,125
380,979 WesBanco, Inc 13,140
68,670 Westamerica Bancorporation 3,581
159,952 Western Alliance Bancorp 11,333
2,458,734 Westpac Banking Corp 67,948
90,057 Wintrust Financial Corp 12,512

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
405,672 Woori Financial Group, Inc $ 8,893
41,151 WSFS Financial Corp 2,694
124,999 Yamaguchi Financial Group, Inc 1,958
13,800 Yamanashi Chuo Bank Ltd 468
2,089,979 (a) Yapi ve Kredi Bankasi 1,565
9,979,732 (a) Yes Bank Ltd 1,833
TOTAL BANKS 11,276,996
CAPITAL GOODS - 10.7%
19,762 1559985 BC Ltd 623
351,936 3M Co 51,112
2,279 3M India Ltd 729
47,778 A.O. Smith Corp 3,150
316,183 (a),(b) Aalberts Industries NV 11,012
28,602 (b) Aaon, Inc 2,367
163,205 (a) AAR Corp 17,864
2,365,970 ABB Ltd 192,372
33,578 ABB Ltd India 2,123
2,032,700 Aboitiz Equity Ventures, Inc 997
580,749 AcBel Polytech, Inc 865
344,216 (a) Accelleron Industries AG. 31,112
17,624 Ackermans & Van Haaren 5,420
136,118 ACS Actividades de Construccion y Servicios S.A. 16,600
74,000 Acter Co Ltd 1,650
28,149 Action Construction Equipment Ltd 225
17,200 Acuity Brands, Inc 4,820
101,085 Adani Enterprises Ltd 1,885
194,530 AddTech AB 6,675
13,533 (a) ADENTRA, Inc 327
21,600 Advanced Drainage Systems, Inc 2,962
27,000 Advanced Energy Solution Holding Co Ltd 874
85,752 AECC Aviation Power Co Ltd 600
264,758 Aecom Technology Corp 22,457
49,782 Aecon Group, Inc 1,496
133,380 AerCap Holdings NV 18,297
4,220 (a) Aerovironment, Inc 772
31,500 (a) AerSale Corp 196
85,871 Afcons Infrastructure Ltd 249
18,108 Ahluwalia Contracts India Ltd 127
34,797 AIA Engineering Ltd 1,343
329,900 Aichi Corp 2,743
44,132 Air Lease Corp 2,866
1,781,000 Airbus SE 336,739
87,226 Airtac International Group 2,778
17,224 (a) Aker ASA (A Shares) 1,906
26,348 Al Babtain Power & Telecommunication Co 467
16,361 Alamo Group, Inc 2,699
143,284 (a) Alarko Holding AS. 286
221,797 Albany International Corp (Class A) 11,580
555,348 (a) Alec Holdings PJSC 212
41,287 (a) Alfa Laval AB 2,258
54,828 (a),(c) Alimak Group AB 626
151,700 (a) Allegheny Technologies, Inc 22,066
84,662 Allegion plc 12,301
2,357,300 Alliance Global Group, Inc 348
157,718 Allis Electric Co Ltd 513
70,080 Allison Transmission Holdings, Inc 8,204
2,417,517 Alstom RGPT 69,137
235,700 Amada Co Ltd 3,324
89,962 Amara Raja Batteries Ltd 643
434,272 (a) American Superconductor Corp 14,700
133,462 Ametek, Inc 28,609
50,655 Andritz AG. 3,523

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
13,387 Apar Industries Ltd $ 1,417
10,000 Apex Dynamics, Inc 202
356,682 (a) API Group Corp 14,453
46,060 Applied Industrial Technologies, Inc 12,221
47,869 (a) AQ Group AB 950
319,462 (a),(d) Arabi Group Holding KSC 199
311,311 (a) Archer Aviation, Inc 1,609
173,681 Arcosa, Inc 18,434
57,630 (a) Ariston Holding NV 249
58,509 Armstrong World Industries, Inc 9,642
42,781 (a) Aryt Industries Ltd 617
27,900 (a) Asahi Glass Co Ltd 988
845,555 Aselsan Elektronik Sanayi Ve Ticaret AS 6,080
1,838,548 Ashok Leyland Ltd 3,017
37,919 (a) Ashtrom Group Ltd 830
1,769,308 (a) Assa Abloy AB 63,957
270,920 Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS. 1,194
31,150 Astra Industrial Group 1,269
12,431,707 Astra International Tbk PT 4,589
78,986 Astral Ltd 1,343
37,300 (a) Astronics Corp 2,489
139,277 AtkinsRealis Group, Inc 8,961
53,892 Atkore, Inc 3,175
3,291,088 Atlas Copco AB 58,077
1,795,719 (a) Atlas Copco AB 28,071
726,319 Atmus Filtration Technologies, Inc 41,233
62,584 (a) ATS Corp 1,764
787,631 (a) Austal Ltd 2,642
929,462 (a),(c) AutoStore Holdings Ltd 920
1,830,037 (b) AviChina Industry & Technology Co Ltd 781
26,197 (a) Avio S.p.A 1,017
18,750 Avon Protection plc 411
104,198 (a) Axon Enterprise, Inc 44,252
148,731 Ayala Corp 1,243
2,215 (a),(d) Ayala Corp Preferred 0 ^
20,279 (a) Azad Engineering Ltd 317
149,122 (a) Azelis Group NV 1,521
185,687 Babcock International Group 2,883
263,075 Badger Infrastructure Solutions Ltd 11,733
1,939,880 (a) BAE Systems plc 56,874
377,274 (a) Balfour Beatty plc 3,820
180,638 (a) Ballard Power Systems, Inc 435
34,021 Balu Forge Industries Ltd 139
25,444 Bawan Co 309
306,665 (a),(b) Beijer Ref AB 4,251
54,412 Beijing New Building Materials plc 206
7,370 Belimo Holding AG. 5,986
28,260 BEML Ltd 413
1,105,965 (a) BES Engineering Corp 463
5,811 (a) Bet Shemesh Engines Holdings 1997 Ltd 1,300
6,627,261 Bharat Electronics Ltd 28,360
704,904 Bharat Heavy Electricals Ltd 1,842
13,593 (a) BHI Co Ltd 860
200,472 Bidvest Group Ltd 2,696
43,297 (b) Bird Construction Income Fund 1,240
108,000 Bizlink Holding, Inc 6,202
318,682 (a) Bloom Energy Corp 43,178
34,861 (a) Blue Bird Corp 1,980
100,278 Blue Star Ltd 1,724
129,706 (a),(c) BOC Aviation Ltd 1,294
134,203 (a) Bodycote plc 1,084
1,431,988 (a) Boeing Co 285,009

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
65,800 Boise Cascade Co $ 4,991
74,243 (a) Bombardier, Inc 13,130
4,391 (a),(b) Bossard Holding AG. 802
143,861 Bouygues S.A. 8,338
90,766 (a) Brenntag SE 6,148
244,000 Brighton-Best International Taiwan, Inc 258
5,053 (a) Bucher Industries AG. 2,227
7,991 (a) Budimex S.A. 1,437
104,870 (a) Bufab AB 1,158
52,639 (a) Builders FirstSource, Inc 4,334
172,986 Bunka Shutter Co Ltd 2,110
249,219 Bunzl plc 7,503
2,475 Burckhardt Compression Holding AG. 1,481
37,829 Burkhalter Holding AG. 7,624
16,300 BWX Technologies, Inc 3,333
63,259 (a),(b) Byrna Technologies, Inc 581
1,170 (a) Bystronic AG. 307
80,000 C Sun Manufacturing Ltd 1,060
156,593 (a) Cadeler A.S. 913
258,412 (a) CAE, Inc 6,728
15,797 (a) Carbone Lorraine 413
152,523 (a),(b) Cardinal Infrastructure Group, Inc 6,048
37,988 (a),(c) Carel Industries S.p.A 968
28,900 Cargotec Oyj 1,367
15,057 Carlisle Cos, Inc 5,023
73,390 Carpenter Technology Corp 28,927
1,940,784 Carrier Global Corp 109,286
459,358 Caterpillar, Inc 325,437
55,261 (a) CECO Environmental Corp 3,292
2,124 (a) Cembre S.p.A 163
47,562 (a) Cenergy Holdings S.A. 1,046
212,200 Central Glass Co Ltd 5,398
542,650 (a),(b) Centuri Holdings, Inc 15,851
5,180 Cera Sanitaryware Ltd 252
142,793 CG Power & Industrial Solutions Ltd 994
1,049,700 CH Karnchang PCL 500
203,612 Chemring Group plc 1,388
135,000 (a) Chicony Power Technology Co Ltd 309
1,432,000 (a) China Communications Services Corp Ltd 773
1,085,500 (a) China Conch Venture Holdings Ltd 1,590
9,672,871 China CSSC Holdings Ltd 43,509
1,073,700 China Energy Engineering Corp Ltd 454
4,116,000 (a) China Lesso Group Holdings Ltd 2,618
59,500 China National Chemical Engineering Co Ltd 76
682,518 China Railway Group Ltd - A 540
2,743,000 China Railway Group Ltd - H 1,424
431,600 China State Construction Engineering Corp Ltd 315
802,000 (a) China State Construction International Holdings Ltd 852
194,500 China XD Electric Co Ltd 435
6,604 China Yuchai International Ltd 254
116,945 (a),(b) Chiyoda Corp 686
720,000 (a) Chongqing Machinery & Electric Co Ltd 216
176,900 Chudenko Corp 5,191
304,000 Chung-Hsin Electric & Machinery Manufacturing Corp 1,381
522,000 (a) CIMC Enric Holdings Ltd 671
53,300 (a) Cirrus Aircraft Ltd 245
2,540,517 (a) Citic Pacific Ltd 3,869
9,546 CJ Corp 1,229
1,927,053 (a) CK Hutchison Holdings Ltd 14,792
41,593 CKD Corp 1,184
32,320 CNGR Advanced Material Co Ltd 234
493,944 CNH Industrial NV 5,433

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
26,226 (b) Cohort plc $ 425
9,399 Colt CZ Group SE 402
45,213 Comfort Systems USA, Inc 62,348
1,290,488 Compagnie de Saint-Gobain 106,845
84,217 COMSYS Holdings Corp 2,692
14,661 Construcciones y Auxiliar de Ferrocarriles S.A. 996
205,000 (b) Contemporary Amperex Technology Co Ltd 16,340
774,621 Contemporary Amperex Technology Co Ltd 45,831
345,000 Continental Holdings Corp 239
144,199 (a) Core & Main, Inc 7,123
8,328 Craftsman Automation Ltd 613
96,324 Crane Co 16,471
2,750,000 CRRC Corp Ltd 1,791
967,400 CRRC Corp Ltd (Class A) 893
264,870 CS Wind Corp 10,667
563,010 (a) CSBC Corp Taiwan 367
147,990 (a) CSG NV 3,992
565,496 CTCI Corp 635
88,304 Cummins India Ltd 4,228
177,905 Cummins, Inc 95,716
46,202 Curtiss-Wright Corp 31,469
31,000 CyberPower Systems, Inc 167
5,692 Daehan Shipbuilding Co Ltd 325
5,921 Daetwyler Holding AG. 1,068
125,833 (a) Daewoo Engineering & Construction Co Ltd 1,345
32,410 Daewoo International Corp 1,513
84,979 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 6,995
1,060,900 Dai-Dan Co Ltd 18,225
276,800 (a) Daifuku Co Ltd 9,774
13,148 Daihen Corp 974
37,700 Daikin Industries Ltd 4,522
338,753 (a) Daimler Truck Holding AG. 16,682
23,900 (a) Daiwa Industries Ltd 295
9,046 Danieli & Co S.p.A. 619
27,822 Danieli & Co S.p.A. (RSP) 1,376
7,630 (a) Danya Cebus Ltd 393
18,015 (a) Dassault Aviation S.A. 6,705
18,572 Data Patterns India Ltd 601
233,729 Deere & Co 131,660
648,453 (a) Deutz AG. 6,520
100,780 Diploma plc 8,046
863,036 DiscoverIE Group plc 6,146
183,487 DKSH Holding AG. 13,502
22,517 DL E&C Co Ltd 992
2,172,700 DMCI Holdings, Inc 357
484,439 (a) DNOW, Inc 5,770
14,822 Donaldson Co, Inc 1,258
115,529 Dongfang Electric Corp Ltd 595
359,783 Doosan Bobcat, Inc 14,054
4,434 Doosan Corp 3,220
236,725 (a) Doosan Fuel Cell Co Ltd 5,314
700,580 (a) Doosan Heavy Industries and Construction Co Ltd 44,023
15,535 (a) Doosan Robotics, Inc 857
23,770 dormakaba Holding AG. 1,528
270,136 (b) Douglas Dynamics, Inc 11,370
761,779 Dover Corp 158,793
5,769 (a) Dredging Environmental & Marine Engineering NV 1,254
600,549 (a),(b) DroneShield Ltd 1,650
1,610,936 (a) Dubai Investments PJSC 1,684
113,775 (a) Ducommun, Inc 13,881
39,709 (a) Duerr AG. 883
83,531 (a) Dycom Industries, Inc 28,302

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,418,953 (b) Eaton Corp plc $ 507,517
379,500 Ebara Corp 10,743
30,003 Ecopro BM Co Ltd 3,931
62,494 Ecopro Co Ltd 6,033
17,831 (a) Ecopro Materials Co Ltd 814
51,432 Eiffage S.A. 7,888
20,631 (a) Elbit Systems Ltd 17,394
9,027 (a) Elco Ltd 380
22,517 Elecnor S.A. 882
66,996 Elecon Engineering Co Ltd 254
33,140 (a) Electra Israel Ltd 947
5,692,849 Electrical Industries Co 25,655
116,677 (a) Electro Optic Systems Holdings Ltd 655
354,383 Electrocomponents plc 2,654
391,601 (a) Electrolux Professional AB 2,113
227,212 Electrosteel Castings Ltd 179
157,618 Elgi Equipments Ltd 788
434,200 Embraer S.A. 6,450
49,123 EMCOR Group, Inc 36,268
1,287,499 Emerson Electric Co 168,688
477,938 Empresa Brasileira de Aeronautica S.A. (ADR) 28,361
5,558 (a) Energiekontor AG. 250
45,100 EnerSys 7,835
26,392 (a),(b) Engcon AB 181
185,693 Engineers India Ltd 361
73,491 EnPro Industries, Inc 18,421
1,070,000 (a),(b) Envision Greenwise Holdings Ltd 421
292,516 (a) Epiroc AB 6,266
494,135 (a) Epiroc AB 12,164
23,928 Esab Corp 2,313
17,983 ESAB India Ltd 948
120,738 ESCO Technologies, Inc 33,972
805,589 (a) Estithmar Holding QPSC 825
76,877 Eve Energy Co Ltd 705
90,000 Evergreen Aviation Technologies Corp 419
48,986 (a) Everus Construction Group, Inc 5,783
7,453 (a) Exail Technologies S.A. 1,032
23,081 Exosens SAS 1,662
309,400 Fanuc Ltd 10,785
1,964,631 Far Eastern Textile Co Ltd 1,635
647,347 Fastenal Co 30,037
181,721 Federal Signal Corp 19,651
208,204 Ferguson Enterprises, Inc 48,566
397,675 Ferrovial SE 25,871
965,287 (a) Fincantieri S.p.A 14,895
98,412 Finning International, Inc 6,090
257,203 Finolex Cables Ltd 2,121
334,000 (b) First Tractor Co Ltd 358
816,284 (a) Fletcher Building Ltd 1,392
1,474,658 Flowserve Corp 108,402
32,454 FLSmidth & Co AS 2,459
72,200 (a) Fluidra S.A. 1,675
163,290 (a) Fluor Corp 7,617
748 (a),(b) Forbo Holding AG. 698
3,229 Force Motors Ltd 668
106,877 Fortive Corp 5,908
98,330 Fortune Electric Co Ltd 2,513
119,412 Franklin Electric Co, Inc 11,006
2,393 Frequentis AG. 205
156,140 (a) Freyr Battery, Inc 685
57,737 FTAI Aviation Ltd 14,146
83,326 (a) Fugro NV 1,037

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
403,945 Fuji Machine Manufacturing Co Ltd $ 12,334
906,500 Fujikura Ltd 24,931
16,678 Fukushima Galilei Co Ltd 377
11,400 Furukawa Co Ltd 318
49,744 Furukawa Electric Co Ltd 9,550
17,934 G R Infraprojects Ltd 152
114,000 G Shank Enterprise Co Ltd 299
2,881,412 Gamuda BHD 2,676
193,877 Garden Reach Shipbuilders & Engineers Ltd 4,077
1,045,147 (a) Gates Industrial Corp plc 23,631
1,173,390 GE T&D India Ltd 45,401
305,061 GE Vernova, Inc 266,288
110,033 (a) GEA Group AG. 7,891
25,424 (a) Geberit AG. 17,162
44,148 GEK Group of Cos S.A. 1,736
186,079 GEM Co Ltd 216
24,329 (a) Generac Holdings, Inc 4,752
299,919 General Dynamics Corp 102,938
1,257,059 General Electric Co 356,716
187,385 (a) Genuit Group plc 717
58,672 (a),(b) Georg Fischer AG. 3,027
24,000 GFC Ltd 88
123,932 Global Industrial Co 3,906
27,156 (b) Glory Ltd 695
25,752 GMM Pfaudler Ltd 217
130,903 (a) GMR Power and Urban Infra Ltd 126
30,336 Gongniu Group Co Ltd 185
70,630 Gotion High-tech Co Ltd 370
23,659 Graco, Inc 2,003
132,586 (a) Grafton Group plc 1,586
281,444 Granite Construction, Inc 33,740
49,541 Graphite India Ltd 325
39,442 Greenlam Industries Ltd 85
442,000 (a),(b),(c) Greentown Management Holdings Co Ltd 120
36,423 Grindwell Norton Ltd 520
346,293 (b) Grupo Carso S.A. de C.V. (Series A1) 2,601
47,189 GS Engineering & Construction Corp 796
33,082 GS Holdings Corp 1,430
74,910 (a) GT Capital Holdings, Inc 641
63,065 Gulf Cables & Electrical Industries Group Co. KSCP 409
426,497 Haitian International Holdings Ltd 1,108
6,005 Hammond Power Solutions, Inc 757
35,502 (a) Hanjin Heavy Industries & Construction Co Ltd 530
118,895 Hanwa Co Ltd 1,192
13,914 Hanwha Corp 1,036
13,757 Hanwha Corp 390
46,317 Hanwha Systems Co Ltd 3,627
300,500 HAP Seng Consolidated BHD 202
7,540 Happy Forgings Ltd 93
1,694,000 (a) Harbin Power Equipment 4,575
46,200 Harmonic Drive Systems, Inc 1,064
149,800 Havells India Ltd 1,880
258,455 (a) Hayward Holdings, Inc 3,458
110,036 Hazama Ando Corp 1,377
86,703 HBL Power Systems Ltd 562
24,004 HD Hyundai Construction Equipment Co Ltd 2,045
14,466 HD Hyundai Electric Co Ltd 8,198
137,959 HD Hyundai Heavy Industries Co Ltd 44,191
9,755 HD Hyundai Marine Solution Co Ltd 1,204
28,827 HDC Hyundai Development Co-Engineering & Construction 396
47,465 HEG Ltd 271
133,579 HEICO Corp 36,627

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
42,427 HEICO Corp (Class A) $ 8,956
17,876 (a) Heijmans NV (ADR) 1,602
109,200 (a) Helios Technologies, Inc 7,066
222,589 (a) Hensoldt AG. 19,755
126,232 Herc Holdings, Inc 12,566
33,695 Hexcel Corp 2,727
126,375 Hindustan Aeronautics Ltd 4,646
1,164,050 (a) Hindustan Construction Co 171
194,800 (a) Hino Motors Ltd 475
72,100 Hitachi Construction Machinery Co Ltd 2,476
5,555 Hitachi Energy India Ltd 1,437
15,958,077 Hitachi Ltd 468,138
122,620 Hitachi Zosen Corp 803
213,643 Hiwin Technologies Corp 1,579
11,608 (a) Hochtief AG. 5,280
2,132,473 Honeywell International, Inc 482,003
119,900 (a) Hong Leong Asia Ltd 264
43,900 Hong Leong Industries BHD 183
81,500 (a) Hoshizaki Corp 2,624
33,074 Hosken Consolidated Investments Ltd 323
396,930 (a) Howden Joinery Group plc 4,204
1,093,846 Howmet Aerospace, Inc 252,088
262,009 (a) HSD Engine Co Ltd 7,866
2,285,000 (a),(d) Hsin Chong Group Holdings Ltd 3
211,000 HUA ENG Wire & Cable 211
130,403 Hubbell, Inc 63,994
32,314 (a) Huber & Suhner AG. 7,218
278,964 (a) Husqvarna AB (B Shares) 1,105
163,444 Hwang Chang General Contractor Co Ltd 302
6,055 Hyosung Corp 531
3,465 Hyosung Heavy Industries Corp 5,851
20,050 Hyundai Development Co 373
17,195 Hyundai Elevator Co Ltd 971
47,785 Hyundai Engineering & Construction Co Ltd 4,665
31,347 (a) Hyundai Greenfood Co Ltd 289
26,165 Hyundai Heavy Industries 6,064
46,892 Hyundai Rotem Co Ltd 5,400
20,330 IDEX Corp 3,854
1,657,900 IJM Corp BHD 901
18,346 Iljin Electric Co Ltd 876
83,247 Illinois Tool Works, Inc 21,668
41,443 (a),(b) IMCD NV 4,337
184,892 (a) IMI plc 6,290
9,952 (a) Implenia AG. 784
492,972 Inaba Denki Sangyo Co Ltd 8,228
31,698 Inabata & Co Ltd 799
24,348 (c) IndiaMart InterMesh Ltd 514
8,947 (a) Indus Holding AG. 278
25,964 Industrie De Nora S.p.A 169
931,915 Industries Qatar QSC 2,723
204,666 (a),(b) Indutrade AB 4,693
144,625 (b) INFRONEER Holdings, Inc 2,006
9,108 Ingersoll Rand India Ltd 338
507,682 Ingersoll Rand, Inc 40,675
2,803,600 (a),(d) Inovisi Infracom Tbk PT 0 ^
71,547 (a) Inox Green Energy Services Ltd 104
14,456 INOX India Ltd 182
547,950 (a) Inox Wind Ltd 441
152,107 (a) InPost S.A. 2,693
78,947 Inrom Construction Industries Ltd 621
169,087 (a) Instalco AB 557
57,013 (a) Interpump Group S.p.A. 2,177

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
555 (a) Interroll Holding AG. $ 1,027
40,189 (a) Intracom S.A. Technical & Steel Constructions 460
63,165 (a),(b) Intuitive Machines, Inc 1,172
113,043 (a) Investment AB Latour 2,437
28,888 (a) INVISIO AB 799
40,113 (a),(b) Inwido AB 635
32,671,636 IRB Infrastructure Developers Ltd 7,729
247,396 (c) IRCON International Ltd 307
24,857 ISGEC Heavy Engineering Ltd 228
146,800 Ishikawajima-Harima Heavy Industries Co Ltd 3,029
4,541 (a),(b) Italmobiliare S.p.A 138
59,183 ITD Cementation India Ltd 323
10,956,800 Itochu Corp 139,376
294,033 ITT, Inc 56,022
145,102 (b) Iveco Group NV 3,251
70,220 Japan Pulp & Paper Co Ltd 466
47,661 Japan Steel Works Ltd 2,625
140,577 Jardine Matheson Holdings Ltd 10,105
1,632,900 JG Summit Holdings (Series B) 742
166,200 JGC Corp 2,444
49,304 Jiangsu Hengli Hydraulic Co Ltd 695
134,118 Jiangsu Zhongtian Technology Co Ltd 595
43,700 JL Mag Rare-Earth Co Ltd 196
129,765 John Bean Technologies Corp 16,593
520,693 Johnson Controls International plc 68,185
25,033 (a),(c) JOST Werke SE 1,458
36,039 (a) Jungheinrich AG. 1,108
102,820 Jupiter Wagons Ltd 258
61,110 (a) Jyoti CNC Automation Ltd 470
65,457 Kajaria Ceramics Ltd 642
362,900 Kajima Corp 13,844
28,524 (a) Kalmar Oyj 1,446
76,047 Kalpataru Projects International Ltd 857
251,000 (a) Kanamoto Co Ltd 6,997
199,001 Kandenko Co Ltd 7,558
115,000 Kanematsu Corp 1,640
59,000 Kaori Heat Treatment Co Ltd 1,652
36,470 Karat Packaging, Inc 1,018
4,746 (a) Kardex Holding AG. 1,428
21,397 (a) Karman Holdings, Inc 1,713
108,000 Kawasaki Heavy Industries Ltd 2,031
99,827 KEC International Ltd 542
46,563 KEI Industries Ltd 1,997
68,500 Keihan Electric Railway Co Ltd 1,400
354,400 (a) Kelington Group Bhd 436
312,863 (a) Keller Group plc 7,959
18,482 (a),(b) Kempower Oyj 276
126,594 Kenmec Mechanical Engineering Co Ltd 217
201,550 Kennametal, Inc 7,282
11,670 KEPCO Engineering & Construction Co, Inc 1,205
1,254,700 Keppel Corp Ltd 11,559
312,090 (a) Kier Group plc 801
113,175 (a) Kiler Holding AS. 330
91,171 Kinden Corp 4,102
114,128 Kingspan Group plc 9,759
83,000 Kinik Co 1,151
54,744 (a) KION Group AG. 2,925
18,681 Kirloskar Brothers Ltd 266
22,735 Kirloskar Pneumatic Co Ltd 252
46,900 (a) Kitz Corp 540
47,409 (a) Kloeckner & Co AG. 685
54,427 (a) Knorr-Bremse AG. 6,218

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
460,168 KOC Holding AS $ 2,027
1,000,541 Komatsu Ltd 39,842
254,864 Kone Oyj (Class B) 16,271
150,696 (b) Konecranes Oyj 4,946
328,677 (a) Kongsberg Gruppen ASA 14,010
1,627,760 Koninklijke BAM Groep NV 16,485
45,265 Korea Aerospace Industries Ltd 5,117
34,101 (a) Kornit Digital Ltd 500
221,657 (a) Kratos Defense & Security Solutions, Inc 15,629
10,568 (a) Krones AG. 1,435
328 (a) Ksb AG 350
48,435 (a) KSB Ltd 411
77,276 (a) Kuang-Chi Technologies Co Ltd 433
138,100 (a) Kubota Corp 2,213
104,416 Kumagai Gumi Co Ltd 1,035
78,600 Kurita Water Industries Ltd 3,760
25,016 Kvutzat Acro Ltd 338
24,454 Kyokuto Kaihatsu Kogyo Co Ltd 449
142,410 Kyowa Exeo Corp 2,448
32,222 Kyudenko Corp 1,949
3,627 Kyung Dong Navien Co Ltd 153
19,179 L&F Co Ltd 1,884
349,105 L3Harris Technologies, Inc 120,494
3,506 Lakshmi Machine Works Ltd 443
418,258 Larsen & Toubro Ltd 15,550
84,994 (a),(b) Legence Corp 4,799
41,323 (a) Legrand S.A. 6,420
4,520 Lennox International, Inc 2,098
260,634 Leonardo DRS, Inc 11,603
299,342 (a) Leonardo S.p.A. 20,361
56,684 LG Corp 3,205
28,854 (a) LG Energy Solution Ltd 7,894
141,175 (a) Lifco AB 4,271
8,048 LIG Nex1 Co Ltd 3,321
34,500 Lincoln Electric Holdings, Inc 8,593
55,177 (a) Lindab International AB 902
15,334 (a) LISI 938
213,400 (b) LIXIL Group Corp 2,204
427,500 LK Technology Holdings Ltd 143
303,733 (a) Lloyds Steels Industries Ltd 123
17,814 (a),(b) Loar Holdings, Inc 1,021
94,983 Lockheed Martin Corp 57,407
93,000 Longwell Co 579
28,384,000 (a) Lonking Holdings Ltd 10,866
28,013 Lotte Corp 520
13,388 LS Cable Ltd 2,393
7,609 LS Eco Energy Ltd 205
9,257 LS Electric Co Ltd 4,627
9,933 LS Marine Solution Co Ltd 196
4,640,900 LT Group, Inc 1,120
8,582 (a) LU-VE S.p.A 390
201,100 Luxfer Holdings plc 2,449
20,292 LX INTERNATIONAL CORP 591
124,312 (b) Maas Group Holdings Ltd 373
2,985,528 Mabuchi Motor Co Ltd 30,077
111,995 (a) Maire Tecnimont S.p.A 1,743
16,139 Makino Milling Machine Co Ltd 1,168
32,000 Makita Corp 1,052
7,731 Manitou BF S.A. 176
608,520 Marcopolo S.A. 728
58,608 Marcopolo S.A. 66
201,500 Marubeni Corp 7,371

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
947,130 Masco Corp $ 57,178
42,099 (a) Mastec, Inc 13,545
69,200 (b) Max Co Ltd 709
1,194 (a) MBB SE 235
670,817 (a) MDA Ltd 16,993
37,000 Mega Union Technology, Inc 895
25,471 Meidensha Corp 1,263
8,012,259 Melrose Industries plc 54,293
650,103 (a) Metallurgical Corp of China Ltd 286
18,900 METAWATER Co Ltd 414
75,128 (a),(b) Metlen Energy & Metals plc 2,954
490,492 (a) Metso Outotec Oyj 8,500
29,458 (a) Middleby Corp 3,906
31,005 (b) Mildef Group AB 453
51,900 Minebea Co Ltd 862
4,400 (b) Mirai Industry Co Ltd 89
63,762 MIRAIT ONE corp 1,474
203,100 MISUMI Group, Inc 3,481
460,000 Mitsubishi Corp 15,781
13,384,700 Mitsubishi Electric Corp 437,774
6,624,910 Mitsubishi Heavy Industries Ltd 182,030
12,100 Mitsubishi Logisnext Co Ltd 117
19,250 (b) Mitsuboshi Belting Co Ltd 483
5,556,700 Mitsui & Co Ltd 214,781
73,300 (b) Mitsui Engineering & Shipbuilding Co Ltd 2,684
298,400 Miura Co Ltd 5,985
2,077 MNC Solution Co Ltd 134
41,909 (a) Modine Manufacturing Co 9,082
71,786 Monadelphous Group Ltd 1,375
106,300 (a) MonotaRO Co Ltd 1,152
21,527 (a),(c) Montana Aerospace AG. 707
63,198 Moog, Inc (Class A) 18,494
213,724 (a) Morgan Crucible Co plc 569
34,451 (a) Morgan Sindall plc 1,886
102,144 (a) Mori Seiki Co Ltd 1,578
61,600 Morita Holdings Corp 1,063
73,724 (b) Mota Engil SGPS S.A. 382
18,506 (a) MSC Industrial Direct Co (Class A) 1,708
13,325 (a) MTAR Technologies Ltd 487
46,678 MTU Aero Engines Holding AG. 17,029
131,476 Mueller Industries, Inc 14,568
625,874 Mueller Water Products, Inc (Class A) 17,205
94,210 (a),(c) Munters Group AB 1,699
8,840 (a) MYR Group, Inc 2,496
82,400 (a) Nabtesco Corp 2,069
6,733 (a) Nachi-Fujikoshi Corp 194
241,600 Nagase & Co Ltd 1,797
39,100 (b) Namura Shipbuilding Co Ltd 1,084
301,419 NARI Technology Co Ltd 1,143
1,510,243 National Industries Group Holding SAK 1,121
97,670 Nava Ltd 552
705,199 NBCC India Ltd 583
174,650 (a) NCC AB (B Shares) 3,846
296,220 NCC Ltd 414
66,500 (a) Newpark Resources, Inc 964
27,464 (a) Nexans S.A. 3,736
196,852 (a) NEXTracker, Inc 23,731
67,488 (a) NFI Group, Inc 932
666,400 NGK Insulators Ltd 17,175
1,123,161 (a),(b) Nibe Industrier AB 4,693
123,120 Nichias Corp 2,297
12,445 Nichiha Corp 257

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
3,378,400 Nidec Corp $ 42,900
25,600 Nihon Dengi Co Ltd 364
36,909 Ningbo Deye Technology Co Ltd 710
20,900 Ningbo Orient Wires & Cables Co Ltd 185
45,900 Ningbo Sanxing Medical Electric Co Ltd 175
22,459 Nippon Densetsu Kogyo Co Ltd 695
22,365 Nishimatsu Construction Co Ltd 816
110,000 (a) Nishio Rent All Co Ltd 3,049
109,431 (a) Nisshinbo Industries, Inc 1,023
12,700 Nitta Corp 359
18,100 (b) Nitto Boseki Co Ltd 2,291
19,835 Nitto Kogyo Corp 538
40,370 (a) NKT Holding AS 5,255
554,675 (a) Nolato AB 2,823
20,600 (b) Nomura Micro Science Co Ltd 413
84,828 (a) Norconsult Norge AS. 360
446,277 (a) Nordex AG. 24,185
48,936 Nordson Corp 13,020
28,532 Noritake Co Ltd 570
21,965 (a) Norma Group SE 433
2,440 (a) Norma Group SE 47
223,413 Northrop Grumman Corp 152,421
312,773 NRW Holdings Ltd 1,159
1,898,800 NSK Ltd 13,456
357,361 NTN Corp 741
106,080 (a),(b) NuScale Power Corp 1,150
1,043,474 nVent Electric plc 123,422
923,999 NWS Holdings Ltd 928
7,346 (a),(b) Obara Corp 244
544,900 Obayashi Corp 13,198
156,023 (b) OC Oerlikon Corp AG. 620
34,734 Okuma Holdings, Inc 802
25,200 Okumura Corp 1,020
23,988 Olectra Greentech Ltd 248
193,008 Opus Global Rt 272
35,436 Orascom Construction plc 313
19,348 (b) Organo Corp 1,747
20,520 (a) Orion Marine Group, Inc 224
51,706 (a) OSG Corp 842
226,027 Otis Worldwide Corp 17,422
34,450 (a) Otokar Otomotiv Ve Savunma Sanayi A.S. 282
34,831 Owens Corning, Inc 3,769
228,206 PACCAR, Inc 26,358
11,801 Palfinger AG. 468
33,198 Paras Defence & Space Technologies Ltd 211
310,732 Parker-Hannifin Corp 278,180
124,351 (a) Peab AB (Series B) 1,271
125,586 Pentair plc 10,940
206,946 Penta-Ocean Construction Co Ltd 2,201
15,169 People & Technology, Inc 482
13,466 Per Aarsleff Holding A.S. 1,559
58,970 (a) Pfisterer Holding SE 4,787
4,611 (a) Plejd AB 364
2,978,730 (a),(b) Plug Power, Inc 6,732
93,136 PNC Infratech Ltd 159
22,080 (a),(b) PNE AG. 215
33,980 Polycab India Ltd 2,486
13,743 (a) Porr AG. 574
21,736 POSCO Future M Co Ltd 3,003
1,010 Powell Industries, Inc 546
671,269 Power Construction Corp of China Ltd 562
8,572 Power Mech Projects Ltd 159

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
81,990 Praj Industries Ltd $ 278
93,000 Precision Tsugami China Corp Ltd 410
24,740 Primoris Services Corp 3,539
58,288 (a) Proto Labs, Inc 3,324
210,964 Prysmian S.p.A. 24,913
3,300 PS Construction Co Ltd 57
373,147 QinetiQ plc 2,260
213,845 Quanta Services, Inc 117,405
272,311 (a) QXO, Inc 5,288
18,193 (b) R&S Group Holding AG. 471
326,607 Rail Vikas Nigam Ltd 869
6,612 (a) Rainbow Robotics 2,376
54,000 Raito Kogyo Co Ltd 1,326
97,573 (a) Ral Yatirim Holding AS. 443
3,699 (a) Rational AG. 2,714
13,054 (a) RBC Bearings, Inc 7,090
394,000 (a) Realord Group Holdings Ltd 635
33,898 (b) Recticel S.A. 376
11,560 (a),(b) Red Cat Holdings, Inc 151
124,392 Redox Ltd 286
268,222 (a),(b) Redwire Corp 2,280
168,671 (b) Reece Ltd 1,570
597,578 Regal-Beloit Corp 111,902
580,395 Reliance Worldwide Corp Ltd 1,246
64,255 Renew Holdings plc 723
63,244 (a) RENK Group AG. 3,780
174,800 (a),(b) REPT BATTERO Energy Co Ltd 360
232,052 (a) Resideo Technologies, Inc 7,822
144,953 Reunert Ltd 560
169,346 (a) Rexel S.A. 6,711
132,138 Rheinmetall AG. 222,889
41,591 Richelieu Hardware Ltd 1,221
6,500 (a) RoboTechnik Intelligent Technology Co Ltd 365
376,244 (a) Rocket Lab Corp 24,162
65,459 Rockwell Automation, Inc 23,492
71,552 (a) ROCKWOOL A.S. 1,987
7,273,527 (a) Rolls-Royce Holdings plc 110,503
3,912,843 (a) Rotork plc 16,270
409,867 RR Kabel Ltd 5,660
2,070,471 RTX Corp 399,394
64,800 Ruentex Engineering & Construction Co 307
255,321 Run Long Construction Co Ltd 246
44,144 Russel Metals, Inc 1,523
6,214 S&T Dynamics Co Ltd 202
239,197 (a),(b) Saab AB 15,655
387,701 Sacyr Vallehermoso S.A. 1,906
244,539 (a) Safran S.A. 80,020
227,125 Sam Engineering & Equipment M Bhd 181
52,041 Samsung C&T Corp 9,121
811,688 Samsung Engineering Co Ltd 19,938
434,353 (a) Samsung Heavy Industries Co Ltd 7,278
20,539 Samsung Techwin Co Ltd 17,514
799,824 (a) Sandvik AB 30,747
7,776 Sanil Electric Co Ltd 718
268,900 Sanki Engineering Co Ltd 11,682
136,341 Sanwa Shutter Corp 3,101
863,000 (a) Sany Heavy Equipment International Holdings Co Ltd 1,225
347,657 Sany Heavy Industry Co Ltd 977
94,500 Sanyo Denki Co Ltd 2,683
47,910 (a),(b) Satellogic, Inc 261
39,691 (a) Saudi Ceramic Co 310
47,271 (b) Savaria Corp 909

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
32,063 Schindler Holding AG. $ 10,561
17,605 Schindler Holding AG. (Registered) 5,545
33,190 (a) Schneider Electric Infrastructure Ltd 296
762,786 Schneider Electric S.A. 207,769
1,665,900 (a),(b) Seatrium Ltd 3,088
17,828 Sejin Heavy Industries Co Ltd 188
52,300 Sekisui Chemical Co Ltd 878
3,355,234 (a) Senior plc 12,990
9,800 (a) Senshu Electric Co Ltd 372
505,613 Service Stream Ltd 673
12,236 SFA Engineering Corp 214
13,288 (a) SFS Group AG. 1,989
176,234 SGH Ltd 5,014
15,442 Shaily Engineering Plastics Ltd 342
40,791 Shakti Pumps India Ltd 201
31,600 Shandong Himile Mechanical Science & Technology Co Ltd 365
475,303 (a) Shanghai Electric Group Co Ltd 555
276,000 (a) Shanghai Industrial Holdings Ltd 497
227,994 Shanghai Mechanical and Electrical Industry Co Ltd 300
229,100 Shanghai Zhenhua Port Machinery Co 59
120,052 (a) Shapir Engineering and Industry Ltd 1,439
82,600 (a),(b) Shenzhen Dobot Corp Ltd 347
37,900 Shenzhen Envicool Technology Co Ltd 472
54,340 Shenzhen Inovance Technology Co Ltd 532
22,300 Shenzhen Megmeet Electrical Co Ltd 324
17,936 Shibaura Machine Co Ltd 440
7,400 (a) Shibuya Corp 160
194,000 Shihlin Electric & Engineering Corp 1,111
269,890 (a) Shikun & Binui Ltd 1,420
163,109 (a) Shikun & Binui Soltec Renewable Energy 167
433,100 Shimizu Corp 7,770
78,900 Shin Nippon Air Technologies Co Ltd 1,683
119,026 Shin Zu Shing Co Ltd 741
15,300 Shinko Electric Co Ltd 1,054
111,184 Shinko Plantech Co Ltd 1,606
215,300 Shinmaywa Industries Ltd 3,222
255,000 Shinnihon Corp 3,171
11,654 Shinsung Delta Tech Co Ltd 429
115,232 (a) SHO-BOND Holdings Co Ltd 1,031
272,060 Sichuan Road and Bridge Group Co Ltd 397
1,582,017 Siemens AG. 385,433
580,811 Siemens Energy AG. 100,161
26,304 Siemens Energy India Ltd 716
58,333 (a) Siemens India Ltd 1,823
95,742 (a),(b),(c) Signify NV, Reg S 2,039
170,701 (a) Silex Systems Ltd 651
5,370,800 Sime Darby BHD 3,021
17,642 (a) Simpson Manufacturing Co, Inc 3,028
1,345,200 (a) Singapore Technologies Engineering Ltd 11,417
28,200 Sinko Industries Ltd 218
1,167,500 Sinopec Engineering Group Co Ltd 879
441,000 (a) Sinotruk Hong Kong Ltd 2,200
54,370 (a) SiteOne Landscape Supply, Inc 7,237
19,393 (a),(c) SK IE Technology Co Ltd 281
61,603 SK Networks Co Ltd 202
21,677 (a) SK oceanplant Co Ltd 388
56,660 (a) SK Square Co Ltd 18,655
22,175 SK, Inc 4,559
255,138 (a),(b) Skanska AB (B Shares) 6,901
256,553 (a) SKF AB (B Shares) 6,184
34,520 (a) SKF India Industrial Ltd 758
134,168 SM Investments Corp 1,369

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
13,010 (a) SMA Solar Technology AG. $ 722
206,300 SMC Corp 81,137
244,046 Smiths Group plc 7,447
21,584 Snap-On, Inc 7,840
87,980 (a) Sociedad Quimica y Minera de Chile S.A. (Class B) 7,119
155,802 Sojitz Holdings Corp 6,169
55,735 (a) Spirax-Sarco Engineering plc 5,000
181,591 (a) SPX Technologies, Inc 36,307
1,053,215 SRG Global Ltd 1,809
18,142 Stabilus SE 341
42,246 (a),(b) Stadler Rail AG. 1,086
159,968 (a) StandardAero, Inc 4,132
65,042 Stanley Black & Decker, Inc 4,622
96,063 Stantec, Inc 8,305
5,480,900 (a),(d) STARK Corp PCL 2
96,315 (a) Sterling and Wilson Renewable 154
14,200 (a) Sterling Construction Co, Inc 5,783
1,107,800 (a) Storskogen Group AB 1,038
11,023 (a) STX Engine Co Ltd 230
14,804 (a) STX Enpaco Co Ltd 705
14,246 (a) Sulzer AG. 2,987
155,700 Sumitomo Corp 5,826
147,400 (a) Sumitomo Heavy Industries Ltd 4,508
706,927 Sunbelt Rentals Holdings, Inc 45,096
77,398 Sungrow Power Supply Co Ltd 1,721
189,798 Sunonwealth Electric Machine Industry Co Ltd 753
8,186 (a) Sunrun, Inc 111
1,706,100 Sunway BHD 2,044
342,900 Sunway Construction Group BHD 542
63,263 Sunwoda Electronic Co Ltd 236
2,444,500 (a),(b),(d) Superb Summit International Group Ltd 3
40,442 Supreme Industries Ltd 1,618
6,579,686 (a) Suzlon Energy Ltd 2,789
20,900 SWCC Showa Holdings Co Ltd 1,684
151,904 (a) Sweco AB 2,153
253,000 Swire Pacific Ltd (Class A) 2,765
28,000 (a) Syntec Technology Co Ltd 1,127
573,785 Ta Ya Electric Wire & Cable 581
77,022 (a) Tadano Ltd 661
57,955 (a) Taihan Electric Wire Co Ltd 1,068
30,429 Taihei Dengyo Kaisha Ltd 573
38,006 Taikisha Ltd 808
959,141 Taisei Corp 99,369
787,000 Taiwan Glass Industrial Corp 1,344
11,439 Takamatsu Corp 263
30,464 Takara Standard Co Ltd 531
64,082 Takasago Thermal Engineering Co Ltd 1,782
25,600 Takeuchi Manufacturing Co Ltd 1,024
47,400 Takuma Co Ltd 821
1,555,920 (a) Tanco Holdings Bhd 557
1,264,988 (a) Tata Motors Ltd 5,403
1,010,600 Tatung Co Ltd 1,011
207,975 TBEA Co Ltd 813
1,333,579 TD Power Systems Ltd 12,105
37,693 Techno Electric & Engineering Co Ltd 398
5,300 Techno Ryowa Ltd 201
3,910,500 Techtronic Industries Co 51,932
740,000 Teco Electric and Machinery Co Ltd 1,453
9,186 Tega Industries Ltd 163
93,485 Terex Corp 5,525
142,738 Texmaco Rail & Engineering Ltd 120
101,856 (b) Textron, Inc 8,919

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
241,907 Thales S.A. $ 70,938
4,210,000 (a) Theme International Holdings Ltd 469
28,259 Thermax Ltd 981
190,990 (a) Thermon Group Holdings, Inc 9,626
78,800 (a) THK Co Ltd 2,330
20,342 (a),(b) Thyssenkrupp Nucera AG. & Co KGaa 198
464,000 (a) Time Interconnect Technology Ltd 928
82,294 Timken Co 8,276
27,401 Timken India Ltd 939
62,601 Titagarh Rail System Ltd 385
28,659 (a) TKH Group NV 1,232
34,878 (a) Tkms AG.& Co KGaA 3,217
42,700 Toa Corp/Tokyo 853
34,311 Tocalo Co Ltd 561
156,056 Toda Corp 1,451
345,675 Toenec Corp 4,461
67,000 TOKAI Holdings Corp 493
61,602 Tokyu Construction Co Ltd 554
166,707 (a) TOMRA Systems ASA 2,010
82,200 Toro Co 7,681
68,481 Toromont Industries Ltd 9,588
19,700 Totech Corp 465
16,977 Totetsu Kogyo Co Ltd 586
99,600 Toto Ltd 3,293
19,800 Toyo Engineering Corp 338
11,100 (a) Toyo Tanso Co Ltd 367
98,500 Toyota Tsusho Corp 3,818
767,006 Trane Technologies plc 319,642
8,040 TransDigm Group, Inc 9,318
80,278 Transformers & Rectifiers India Ltd 219
27,537 Transrail Lighting Ltd 133
162,235 (a) Travis Perkins plc 1,223
152,049 (a) Trelleborg AB (B Shares) 5,687
459,426 (a) Trex Co, Inc 16,732
72,700 Trinity Industries, Inc 2,339
1,099,795 Triveni Turbine Ltd 5,144
31,567 (a),(b) Troax Group AB 324
37,510 (a) Trusco Nakayama Corp 545
53,170 Tsubakimoto Chain Co 790
24,000 Tsugami Corp 500
20,600 Tsurumi Manufacturing Co Ltd 273
12,483 Turk Traktor ve Ziraat Makineleri AS 125
614,070 (a) Turkiye Sise ve Cam Fabrikalari AS 607
91,737 Tutor Perini Corp 7,081
132,100 (a),(b) UBTech Robotics Corp Ltd 1,470
7,200 (a) Union Tool Co 622
696,000 United Integrated Services Co Ltd 18,488
84,834 United Rentals, Inc 61,807
56,200 (b) Ushio, Inc 1,029
252,400 (a) UWC BHD 258
143,725 (a) V2X, Inc 9,845
109,846 (a),(b) Valmet Oyj 3,143
3,557 Valmont Industries, Inc 1,421
20,215 (c) VAT Group AG. 12,611
14,052 (a),(b) VBG Group AB 522
1,879,105 Ventia Services Group Pty Ltd 6,842
501,562 Vertiv Holdings Co 125,681
756,835 Vestas Wind Systems A.S. 22,834
56,140 (a) Vesuvius India Ltd 261
145,821 (a) Vesuvius plc 767
139,495 V-Guard Industries Ltd 469
20,693 (a) Vicor Corp 3,332

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
691,891 (a) Vinci S.A. $ 103,852
87,374 Volex plc 524
62,967 Voltamp Transformers Ltd 5,859
83,017 Voltas Ltd 1,124
51,000 Voltronic Power Technology Corp 1,182
147,218 Volution Group plc 1,111
1,215,942 (a),(b) Volvo AB (B Shares) 39,979
5,902 (a) Vossloh AG. 471
36,466 W.W. Grainger, Inc 39,777
19,991 (a) Waaree Renewable Technologies Ltd 165
23,162 (a) Wacker Construction Equipment AG. 490
308,200 Wakita & Co Ltd 3,700
2,240,008 Walsin Lihwa Corp 2,186
377,381 (a) Wartsila Oyj (B Shares) 14,057
9,448,700 (a),(d) Waskita Karya Persero Tbk PT 0 ^
19,657 (b) Watsco, Inc 7,151
46,398 Watts Water Technologies, Inc (Class A) 13,469
307,334 (a) Webuild SpA 817
4,310,050 WEG S.A. 42,444
1,190,709 Weichai Power Co Ltd 4,223
264,486 Weichai Power Co Ltd (Class A) 940
194,121 (a) Weir Group plc 7,280
24,600 Welspun Enterprises Ltd 109
26,183 WESCO International, Inc 7,164
17,430 (a),(b) West Holdings Corp 196
249,520 Westinghouse Air Brake Technologies Corp 62,358
14,466,600 (a),(d) Wijaya Karya Persero Tbk PT 43
75,987 (b) WillScot Mobile Mini Holdings Corp 1,319
43,540 (a) Wilson Bayly Holmes-Ovcon Ltd 403
61,700 Wolong Electric Group Co Ltd 336
23,974 Woodward Inc 8,581
1,204,382 Worley Ltd 9,461
113,840 WSP Global, Inc 17,717
472,838 XCMG Construction Machinery Co Ltd 696
135,767 Xinjiang Goldwind Science & Technology Co Ltd - A 526
1,598,400 (a) Xinte Energy Co Ltd 1,068
1,396,589 (a),(b) Xinyi Glass Holdings Co Ltd 1,752
106,906 Xylem, Inc 12,775
18,080 (a) YAMABIKO Corp 411
38,370 Yamazen Corp 351
7,597,600 Yangzijiang Shipbuilding Holdings Ltd 22,568
939,534 Yankey Engineering Co Ltd 16,706
167,700 Yaskawa Electric Corp 4,429
323,430 (a) Yazicilar Holding AS 200
25,179 Yokogawa Bridge Holdings Corp 475
9,852 Yuasa Trading Co Ltd 374
218,600 Yurtec Corp 3,618
6,265 Zehnder Group AG. 528
35,071 Zen Technologies Ltd 482
80,663 Zhejiang Chint Electrics Co Ltd 385
66,538 Zhejiang Huayou Cobalt Co Ltd 579
75,700 Zhejiang Sanhua Intelligent Controls Co Ltd 477
96,900 Zhengzhou Yutong Bus Co Ltd 503
36,233 Zhuzhou CRRC Times Electric Co Ltd 275
271,800 Zhuzhou CSR Times Electric Co Ltd 1,271
343,339 Zoomlion Heavy Industry Science and Technology Co Ltd - A 431
TOTAL CAPITAL GOODS 13,844,016
COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
1,125,508 (a) ACV Auctions, Inc 4,772
196,744 (a),(b) Adecco S.A. 4,732
69,054 (a) AFRY AB 939
364,166 ALS Ltd 5,346

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
266,426 (a) Amentum Holdings, Inc $ 6,948
54,385 (a) Arcadis NV 1,740
5,442 (b) Assystem 254
170,634 Automatic Data Processing, Inc 34,669
60,791 Barrett Business Services, Inc 1,774
104,400 BayCurrent Consulting, Inc 3,022
25,786 (c) Befesa S.A. 882
26,500 (b) Bell System24 Holdings, Inc 244
2,318 (a) Benefit Systems S.A. 2,197
26,037 (a) Bilfinger Berger AG. 3,015
61,500 (a) Binjiang Service Group Co Ltd 185
133,700 (a),(b) BlackSky Technology, Inc 3,364
94,170 BLS International Services Ltd 238
50,347 Booz Allen Hamilton Holding Corp 3,929
19,539 (b) Boyd Group Services, Inc 2,494
1,170,027 Brambles Ltd 18,363
157,955 (a),(c) Bravida Holding AB 1,642
152,537 Brink's Co 15,807
49,078 Broadridge Financial Solutions, Inc 7,974
48,575 (a) Bureau Veritas S.A. 1,454
9,145 (a),(b) CACI International, Inc (Class A) 4,974
34,530 (a) CBIZ, Inc 927
17,104 (a) Cewe Stiftung & Co KGAA 1,855
2,785,000 (a) China Everbright Environment Group Ltd 1,916
45,077 (a) Cimpress plc 3,291
423,097 Cintas Corp 71,563
149,107 (a),(b) Clarivate plc 377
44 (a) Clean Harbors, Inc 13
520,000 Cleanaway Co Ltd 482
1,704,711 Cleanaway Waste Management Ltd 2,700
115,211 CMS Info Systems Ltd 323
175,840 Computer Age Management Services Ltd 1,174
374,204 Computershare Ltd 7,380
1,545,262 (a) Copart, Inc 51,303
1,320,000 (a),(b),(d) CT Environmental Group Ltd 2
56,200 Dai Nippon Printing Co Ltd 1,024
32,000 Daiei Kankyo Co Ltd 794
26,765 Daiseki Co Ltd 658
3,699 Danel Adir Yeoshua Ltd 527
71,718 Derichebourg 685
21,164 (b) dip Corp 280
6,028 DO & CO AG. 1,129
14,291 Doms Industries Ltd 349
1,963,375 Downer EDI Ltd 10,509
31,198 Duskin Co Ltd 831
198,000 (a) Dynagreen Environmental Protection Group Co Ltd 139
36,274 eClerx Services Ltd 536
27,000 ECOVE Environment Corp 245
280,321 Element Fleet Management Corp 6,080
123,999 (b) Elis S.A. 3,511
51,689 Equifax, Inc 9,308
273,146 (a) ExlService Holdings, Inc 8,317
443,285 Experian Group Ltd 15,335
19,850 (a),(b) Fila S.p.A 212
221,562 Firstsource Solutions Ltd 483
25,589 (a) Fiverr International Ltd 256
1,105,700 Frontken Corp Bhd 1,034
12,724 (a) FTI Consulting, Inc 2,249
55,108 (a) Funai Soken Holdings, Inc 400
67,792 Genpact Ltd 2,525
382,210 GFL Environmental, Inc 15,944
4,868 (a) GL Events 166

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
152,096 (b) GlobalData plc $ 145
349,822 (c) GPS Participacoes e Empreendimentos S.A. 1,128
1,206,273 Hays plc 536
530,688 (a) Healthcare Services Group 9,844
49,700 Herman Miller, Inc 719
12,126 Hilan Ltd 751
2,701,900 (a) Infomart Corp 8,054
27,595 Interface, Inc 688
78,081 International Gemmological Institute India Ltd 266
21,966 (a) Intertek Group plc 1,069
56,160 Intrum Justitia AB 215
54,454 ION Exchange India Ltd 186
174,585 (b) IPH Ltd 397
105,311 (a) ISS A.S. 3,836
32,200 (a) Itoki Corp 632
636,400 (a) JAC Recruitment Co Ltd 3,443
16,851 Jacobs Solutions, Inc 2,145
108,200 Japan Elevator Service Holdings Co Ltd 1,119
317,342 (a) Johnson Service Group plc 536
231,900 Kanzhun Ltd (ADR) 3,105
52,792 KBR, Inc 1,946
264,542 KEPCO Plant Service & Engineering Co Ltd 9,936
236,032 (a) Kokuyo Co Ltd 1,280
118,550 L&K Engineering Co Ltd 2,030
41,370 (a) Latent View Analytics Ltd 110
53,706 Leidos Holdings, Inc 8,352
160,441 (a) Loomis AB 7,329
32,564 (b) Mader Group Ltd 177
198,690 Maharah Human Resources Co 312
19,510 Manpower, Inc 575
12,162 Matsuda Sangyo Co Ltd 485
159,328 MAXIMUS, Inc 10,213
39,042 (b) McMillan Shakespeare Ltd 398
54,384 Meitec Corp 1,126
222,932 (a) Michael Page International plc 407
936,950 Mitie Group 2,096
21,644 (a) Mitsubishi Pencil Co Ltd 319
15,661 MSA Safety, Inc 2,568
4,425,966 My EG Services Bhd 818
27,312 NICE Information Service Co Ltd 288
13,700 Nippon Kanzai Holdings Co Ltd 249
641,948 Nomura Co Ltd 5,277
43,728 Okamura Corp 689
43,647 (a) Open Up Group, Inc 496
159,340 (a) OPENLANE, Inc 4,645
40,700 (a) Orizon Valorizacao de Residuos S.A. 561
92,600 (a) Park24 Co Ltd 1,130
539,319 (a) Parkin Co PJSC 697
22,219 (a) Parsons Corp 1,204
14,100 (a) Pasona Group, Inc 166
136,203 Paychex, Inc 12,547
21,400 (a) Paylocity Holding Corp 2,312
1,277,100 Persol Holdings Co Ltd 1,885
20,642 (a) Pilot Corp 618
203,624 Pitney Bowes, Inc 2,250
873,592 (a) Planet Labs PBC 24,417
71,827 Prestige International, Inc 308
220,743 (b),(c) Prosegur Cash S.A. 160
657,554 Prosegur Cia de Seguridad S.A. 1,965
81,822 (b) Randstad Holdings NV 2,136
78,071 RB Global, Inc 7,483
156,423 (b) RB Global, Inc 15,001

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
2,133,374 RELX plc $ 69,894
3,312,133 (a) Rentokil Initial plc 20,555
206,704 Republic Services, Inc 45,272
77,422 RITES Ltd 145
41,654 Robert Half International, Inc 1,058
168,312 Rollins, Inc 8,990
13,785 S1 Corp (Korea) 796
1,755,301 Sagility Ltd 746
32,110 (a) Saudi Airlines Catering Co 595
103,613 (a) Saudi Manpower Solutions Co 154
19,324 Science Applications International Corp 1,834
22,214 (a) Sdiptech AB 475
1,845 (a),(b) Seche Environnement S.A. 172
56,700 Secom Co Ltd 2,160
352,052 (a) Securitas AB (B Shares) 5,896
4,750,147 (a) Serco Group plc 17,919
184,796 SGS S.A. 19,475
93,051 SmartGroup Corp Ltd 533
48,087 SMS Co Ltd 509
15,604 (a) Societe BIC S.A. 977
270,700 Sohgo Security Services Co Ltd 2,154
665,237 (a) SPIE S.A. 33,312
59,000 Sporton International, Inc 355
34,900 (a) Synspective, Inc 245
188,000 Taiwan Secom Co Ltd 674
140,000 Taiwan-Sogo Shinkong Security Corp 178
39,597 (a) Teleperformance 2,327
280,914 Tetra Tech, Inc 8,461
110,675 Thomson Reuters Corp 9,989
45,000 (a),(b) Timee, Inc 374
167,940 (a) TKC 3,962
203,700 Toppan Printing Co Ltd 5,373
16,461 Trans Cosmos, Inc/Japan 406
82,282 TransUnion 5,693
32,200 TRE Holdings Corp 324
73,030 (a) TriNet Group, Inc 2,660
126,900 (a),(c) Tuhu Car, Inc 211
1,612,364 (a) Union Properties PJSC 313
317,985 UT Group Co Ltd 397
372,085 Veralto Corp 32,900
186,164 Verisk Analytics, Inc 35,325
148,861 (a) Verisure plc 1,545
336,730 (a) Verra Mobility Corp 4,812
18,100 (a) Visional, Inc 816
81,774 Waste Connections, Inc 13,283
36,376 Waste Connections, Inc 5,910
370,004 Waste Management, Inc 85,023
74,759 (a) Willdan Group, Inc 5,724
59,840 (a) Wolters Kluwer NV 4,469
231,000 (a),(b),(d) Youyuan International Holdings Ltd 0 ^
51,960 Zhejiang Weiming Environment Protection Co Ltd 190
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 999,125
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.4%
75,100 ABC-Mart, Inc 1,195
1,952,245 (a) Abu Dhabi National Oil Co for Distribution PJSC 2,026
60,156 Academy Sports & Outdoors, Inc 3,396
20,230 Adastria Holdings Co Ltd 380
273,352 (a) Aditya Birla Fashion and Retail Ltd 157
273,352 (a) Aditya Birla Lifestyle Brands Ltd 257
44,575 (c) Aditya Vision Ltd 225
38,912 Aldrees Petroleum and Transport Services Co 1,386
120,881 (a) Ali Alghanim Sons Automotive Co KSCC 422

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
26,324,144 Alibaba Group Holding Ltd $ 412,617
143,529 (b) Alibaba Group Holding Ltd (ADR) 18,007
488,624 (a),(c) Allegro.eu S.A. 3,507
11,290 (a),(b) Alpen Co Ltd 147
127,682 (a) AlSaif Stores For Development & Investment Co 229
12,172,794 (a) Amazon.com, Inc 2,535,228
502,237 (a) American Eagle Outfitters, Inc 8,387
237,703 (a) AO World plc 272
18,600 AOKI Holdings, Inc 190
102,000 Aoyama Trading Co Ltd 522
21,044 Arata Corp 396
37,376 Arc Land Sakamoto Co Ltd 423
63,892 (a) Aritzia, Inc 5,214
71,940 Arko Corp 400
57,317 Arvind Fashions Ltd 248
34,628 (a) ASKUL Corp 245
64,182 Auto Partner S.A. 311
98,848 (a),(c) Auto1 Group SE 1,760
47,488 Autobacs Seven Co Ltd 471
14,190 Autohellas Tourist and Trading S.A. 178
22,234 (a) Autonation, Inc 4,341
31,000 (a) Autozone, Inc 104,711
7,445,521 B&M European Value Retail plc 16,719
410,671 (b) Bapcor Ltd 172
35,205 Belluna Co Ltd 196
81,410 Best Buy Co, Inc 5,227
75,400 (a),(b) BIC CAMERA, Inc 826
47,594 (a) Bilia AB 628
85,581 (a) Boot Barn Holdings, Inc 12,526
37,956 (a),(b),(c) Boozt AB 377
537,000 (a),(b),(d) Boshiwa International Holding Ltd 1
65,149 (a) BrainBees Solutions Ltd 145
29,191 (a) Buckle, Inc 1,470
39,762,900 (a) Bukalapak.com PT Tbk 327
17,800 (a) BuySell Technologies Co Ltd 350
110,800 C&A Modas Ltd 259
35,115 (a),(b) Canadian Tire Corp Ltd 4,722
24,044 (a) Carasso Motors Ltd 233
59,906 (a) Carmax, Inc 2,491
32,258 (a) Cartrade Tech Ltd 566
57,201 (a) Carvana Co 17,983
37,271 (a) CCC S.A. 952
755,000 (a) CCOOP Group Co Ltd 204
110,602 (a) CECONOMY AG. 545
14,700 Central Automotive Products Ltd 178
97,944 (a) Chewy, Inc 2,645
161,000 (a) China Tobacco International HK Co Ltd 700
69,741 China Tourism Group Duty Free Corp Ltd 717
1,244,600 (b) Chow Tai Fook Jewellery Group Ltd 1,749
28,236 Clas Ohlson AB (B Shares) 1,116
712,200 Com7 PCL (Foreign) 477
894,900 (a) Cosan SA Industria e Comercio 929
553,583 (a) Coupang, Inc 10,452
1,830,001 Currys plc 3,031
70,546 DCM Holdings Co Ltd 718
35,834 Delek Automotive Systems Ltd 231
17,978 Dieteren S.A. 3,329
7,745 (b) Dillard's, Inc (Class A) 4,431
805,494 (a) Dogan Sirketler Grubu Holdings 363
62,622 Dogus Otomotiv Servis ve Ticaret AS 272
535,713 (a) Dollarama, Inc 65,748
4,124,000 (a) Don Quijote Co Ltd 25,157

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
196,500 Doshisha Co Ltd $ 4,169
27,697 (a) Douglas AG. 324
53,316 Dufry Group 3,197
98,347 Dunelm Group plc 1,021
126,829 Eagers Automotive Ltd 1,994
191,150 eBay, Inc 17,398
60,678 EDION Corp 829
240,082 Empresas COPEC S.A. 1,662
113,530 (a),(b) Envela Corp 1,891
7,370 (a) Ethos Ltd 170
136,729 (a) Etsy, Inc 6,834
114,689 (a),(c) Europris ASA 1,084
634,000 Far Eastern Department Stores Co Ltd 455
165,700 (a) Fast Retailing Co Ltd 65,469
59,546 (a) Fawaz Abdulaziz Al Hokair & Co 249
19,072 (a) Fielmann AG. 971
122,822 (a) Five Below, Inc 28,062
9,035 (a),(b) Fnac Darty SA 370
249,846 (b) Foschini Ltd 1,042
6,386 Fox Wizel Ltd 553
89,063 (a) Frasers Group plc 757
319,892 (a) FSN E-Commerce Ventures Ltd 802
172,587 (a) GameStop Corp (Class A) 3,976
97,055 Gap, Inc 2,349
19,851 Genuine Parts Co 2,099
84,864 (a) GigaCloud Technology, Inc 3,851
82,739 (a) Global-e Online Ltd 2,553
557,532,700 (a) GoTo Gojek Tokopedia Tbk PT 1,678
5,700 Group 1 Automotive, Inc 1,885
11,377 Groupe Dynamite, Inc 626
38,100 Gulliver International Co Ltd 306
30,800 (b) Happinet Corp 533
422,766 (a) Harvey Norman Holdings Ltd 1,452
371,082 (a),(b) Hennes & Mauritz AB (B Shares) 6,943
1,544,179 Home Depot, Inc 507,865
3,395,300 (a) Home Product Center PCL 643
77,817 Hornbach Holding AG. & Co KGaA 7,344
187,591 Hotai Motor Co Ltd 2,881
24,557 Hotel Shilla Co Ltd 719
10,775 (a) Hyundai Department Store Co Ltd 577
246,756 (a) Inchcape plc 2,450
809,945 Industria de Diseno Textil S.A. 47,146
233,800 Isetan Mitsukoshi Holdings Ltd 4,308
81,600 Izumi Co Ltd 536
183,700 J Front Retailing Co Ltd 2,833
352,524 (a) Jarir Marketing Co 1,329
82,150 JB Hi-Fi Ltd 4,157
1,446,813 JD Sports Fashion plc 1,372
5,367,060 JD.com, Inc 79,113
8,942 (a) JINS Holdings, Inc 292
38,274 (a) Joyful Honda Co Ltd 513
72,734 JUMBO S.A. 1,848
1,015,602 (a) Kingfisher plc 3,862
14,205 Kohnan Shoji Co Ltd 369
15,752 Komeri Co Ltd 352
96,428 K's Holdings Corp 1,024
19,418 Leon's Furniture Ltd 363
27,922 Lithia Motors, Inc (Class A) 6,973
107,995 LKQ Corp 3,172
798,760 Lojas Renner S.A. 2,307
9,738 Lotte Shopping Co Ltd 715
328,885 Lovisa Holdings Ltd 4,917

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
481,284 Lowe's Cos, Inc $ 113,718
360,761 Luk Fook Holdings International Ltd 1,069
240,700 Macy's, Inc 4,354
289,275 Magazine Luiza S.A. 490
9,142,100 Map Aktif Adiperkasa PT 335
25,803 Matas A.S. 421
75,042 Max Stock Ltd 635
5,593 (a) Mercadolibre, Inc 9,670
87,100 (a) Mercari, Inc 2,051
311,400 (a) MINISO Group Holding Ltd 1,258
6,772,200 Mitra Adiperkasa Tbk PT 480
30,299 (a) Mobilezone Holding AG. 586
58,800 momo.com, Inc 331
679,025 (b) Monro Muffler, Inc 10,892
220,431 Moonpig Group plc 611
99,704 Motus Holdings Ltd 689
2,176,300 (c) MR DIY Group M Bhd 827
196,143 Mr Price Group Ltd 1,778
7,162 Murphy USA, Inc 3,538
845,630 (a),(b) Myer Holdings Ltd 171
480,198 Naspers Ltd 24,839
97,496 (a) National Vision Holdings, Inc 2,525
69,287 (a) Next plc 11,706
33,020 (a) Nextage Co Ltd 672
61,868 Nick Scali Ltd 683
25,035 Nishimatsuya Chain Co Ltd 333
146,472 Nojima Corp 1,015
25,796 (a) Ollie's Bargain Outlet Holdings, Inc 2,374
4,024,590 (a) O'Reilly Automotive, Inc 371,510
384,500 Oriental Holdings BHD 679
167,188 (a),(b) Overstock.com, Inc 776
59,677 (a),(b),(d) Ozon Holdings plc (ADR) 1
66,512 Pal Co Ltd 610
89,615 PALTAC Corp 2,749
15,000 Pan German Universal Motors Ltd 111
1,291,610 (a) PC Jeweller Ltd 105
435,812 (a) PDD Holdings, Inc (ADR) 44,531
7,807 Penske Auto Group, Inc 1,167
132,839 (c) Pepco Group NV 963
2,185,643 (c) Pepkor Holdings Ltd 2,938
44,161 (b) Pet Valu Holdings Ltd 679
796,800 (a),(b) Petco Health & Wellness Co, Inc 2,215
191,680 Petronas Dagangan BHD 1,036
347,405 Pets at Home Group PLC 842
29,878 Pool Corp 6,045
331,800 (b),(c) Pop Mart International Group Ltd 6,173
48,930 Poya International Co Ltd 760
72,693 (a) Premier Investments Ltd 635
1,361,364 Prosus NV 63,025
59,602 Puuilo Oyj 871
1,171,845 (a) RealReal, Inc 10,640
78,140 Redtape Ltd 91
15,735 Retailors Ltd 173
59,198 (a) RH 8,277
623,918 Ripley Corp S.A. 260
643,175 Ross Stores, Inc 139,331
108,025 Rusta AB 1,072
363,500 (a) Ryohin Keikaku Co Ltd 7,757
386,089 SACI Falabella 2,363
127,914 (a) Sally Beauty Holdings, Inc 1,772
27,800 (a) Saudi Automotive Services Co 406
51,664 Senco Gold Ltd 154

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
36,781 Seria Co Ltd $ 878
600,500 (a) Shimamura Co Ltd 12,572
4,528 Shinsegae Co Ltd 931
1,005,415 Siam Global House PCL 172
214,190 Signet Jewelers Ltd 18,129
25,667 Silicon2 Co Ltd 663
186,252 Sonic Automotive, Inc (Class A) 12,771
118,687 Super Retail Group Ltd 1,061
11,510 (b) Supply Network Ltd 253
74,901 (a) Synsam AB 545
191,102 (b) Takashimaya Co Ltd 2,292
62,757 (a) Temple & Webster Group Ltd 315
5,988 Thanga Mayil Jewellery Ltd 220
483,439 (a),(b) THG plc 188
413,700 (a) ThredUp, Inc 1,357
3,046,261 TJX Cos, Inc 486,488
574,518 (a),(b) Tokmanni Group Corp 4,792
1,805,000 (c) Topsports International Holdings Ltd 636
113,614 Trent Ltd 4,001
292,553 (b) Truworths International Ltd 893
18,773 (a) Ulta Beauty, Inc 9,813
454,161 Ultrapar Participacoes S.A. 2,518
31,690 United Electronics Co 683
295,700 USS Co Ltd 3,110
89,150 (a) V2 Retail Ltd 179
79,120 (a) Valvoline, Inc 2,665
658,015 Vibra Energia S.A. 4,017
91,545 (a) Victoria's Secret & Co 4,244
194,280 (a) Vipshop Holdings Ltd (ADR) 3,054
680,005 (a) Vishal Mega Mart Ltd 763
37,260 (a) V-Mart Retail Ltd 187
158,352 (a),(b) Warby Parker, Inc 3,336
168,512 (a),(c) Watches of Switzerland Group plc 1,010
41,251 (a) Wayfair, Inc 3,103
225,975 We Buy Cars Holdings Ltd 532
845,393 Wesfarmers Ltd 43,162
96,843 WH Smith plc 744
140,435 Williams-Sonoma, Inc 25,606
672,862 (b) Woolworths Holdings Ltd 2,017
14,400 Workman Co Ltd 573
740,000 (a),(b) XXF Group Holdings Ltd 108
383,200 Yamada Denki Co Ltd 1,272
51,066 Yellow Hat Ltd 504
145,028 (a),(c) Zalando SE 3,543
86,700 Zhejiang China Commodities City Group Co Ltd 164
480,500 (a) Zhongsheng Group Holdings Ltd 509
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,699,285
CONSUMER DURABLES & APPAREL - 1.4%
756,000 (a) 361 Degrees International Ltd 608
186,018 Ability Enterprise Co Ltd 404
127,752 (a) Adidas-Salomon AG. 20,678
1,281,452 (a) Aksa Akrilik Kimya Sanayii AS. 312
974,579 (a) Alok Industries Ltd 116
966,452 Alpargatas S.A. 2,314
15,247 (a) Amber Enterprises India Ltd 1,065
210,429 (a) Amer Sports, Inc 6,927
776,155 (a) Anta Sports Products Ltd 7,587
50,591 Arcelik AS 124
100,047 Arvind Ltd 363
503,200 Asics Corp 13,529
99,664 (a) Asmodee Group AB 1,120
60,889 (a) Azorim-Investment Development & Construction Co Ltd 365

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
103,457 Azzas 2154 S.A. $ 513
37,484 Bajaj Electricals Ltd 135
39,861 Bata India Ltd 257
2,939 Beijing Roborock Technology Co Ltd 52
89,245 (a) Bellway plc 2,195
26,884 (b) Beneteau S.A. 214
71,105 (a) Berkeley Group Holdings plc 3,257
18,174 (a),(b) BK LC Lux Finco 2 Sarl 651
33,000 (a),(b) Bloks Group Ltd 259
2,956,472 Bosideng International Holdings Ltd 1,522
238,181 Bovis Homes Group plc 1,062
75,702 (b) Breville Group Ltd 1,412
26,026 (a) BRP, Inc 1,871
25,542 (a) Brunello Cucinelli S.p.A 2,232
27,837 Brunswick Corp 2,025
268,586 Burberry Group plc 3,930
5,439,018 (a) Cairn Homes plc 13,375
58,262 Campus Activewear Ltd 135
33,662 (a) Canada Goose Holdings, Inc 370
142,500 Casio Computer Co Ltd 1,279
7,142 (a) Cavco Industries, Inc 3,459
30,229 Cello World Pvt Ltd 125
125,300 (a) Chervon Holdings Ltd 260
225,000 (a) Chow Sang Sang Hldg 394
884,840 Cie Financiere Richemont S.A. 156,233
1,869,370 (a) Coats Group plc 2,005
11,139 Columbia Sportswear Co 611
37,320 (a) Coway Co Ltd 1,808
187,033 Crest Nicholson Holdings plc 250
21,240 (a),(b) Crocs, Inc 1,763
509,320 Crompton Greaves Consumer Electricals Ltd 1,219
319,000 (a),(c) Crystal International Group Ltd 238
117,400 Cury Construtora e Incorporadora S.A. 802
208,500 Cyrela Brazil Realty S.A. 1,100
61,398 (a) Deckers Outdoor Corp 6,145
52,837 De'Longhi S.p.A. 1,857
7,212 Delta Galil Ltd 375
278,100 Direcional Engenharia S.A. 714
23,134 Dixon Technologies India Ltd 2,396
147,797 DR Horton, Inc 20,281
457,878 (b) Dr. Martens PLC 381
128,000 Eclat Textile Co Ltd 1,340
21,600 Ecovacs Robotics Co Ltd 193
10,436 (a) Electra Consumer Products 1970 Ltd 247
4,029,420 (a),(b) Electrolux AB 25,577
37,257 ES-Con Japan Ltd 256
45,462 (a) Eureka Forbes Ltd 213
11,739 F&F Co Ltd 483
305,000 Feng TAY Enterprise Co Ltd 779
117,726 (b) Ferretti S.p.A 550
24,654 (a),(d) FF Group 0 ^
24,500 (b) Fields Corp 222
589,192 (a) Figs, Inc 8,702
27,792 Fila Holdings Corp 768
721,000 Formosa Taffeta Co Ltd 378
339,999 (a),(d) Fuguiniao Co Ltd 0 ^
98,334 Fulgent Sun International Holding Co Ltd 243
74,000 Fusheng Precision Co Ltd 603
24,715 (a) Games Workshop Group plc 5,843
120,100 (a) Garmin Ltd 27,864
44,685 Garware Technical Fibres Ltd 288
223,000 Giant Manufacturing Co Ltd 508

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
122,962 Gildan Activewear, Inc $ 6,848
410,735 (a),(c) Glenveagh Properties plc (London) 916
101,784 GN Store Nord 1,628
43,341 Goldwin, Inc 615
107,100 Gree Electric Appliances, Inc of Zhuhai 590
241,300 (a) Grendene S.A. 221
22,136 (b) Gunze Ltd 522
239,707 Haier Smart Home Co Ltd 750
1,510,801 Haier Smart Home Co Ltd 4,047
5,846 (a) Hanssem Co Ltd 162
13,063 (b) Harvia Oyj 503
165,391 Hasbro, Inc 15,481
181,972 Haseko Corp 3,362
33,631 (a) Hermes International 63,709
466,000 (a),(d) HOSA International Ltd 1
31,386 (a) Hugo Boss AG. 1,359
116,200 Iida Group Holdings Co Ltd 1,788
75,375 Indo Count Industries Ltd 204
3,820 Installed Building Products, Inc 1,013
175,075 (a) Isiklar Enerji ve Yapi Holding AS. 368
25,510 (a) Japan Wool Textile Co Ltd 294
48,066 (a),(b) JM AB 612
1,015,500 JNBY Design Ltd 2,733
81,000 Johnson Health Tech Co Ltd 314
708,000 (a),(c) JS Global Lifestyle Co Ltd 157
104,800 JVC KENWOOD Holdings, Inc 745
262,323 Kalyan Jewellers India Ltd 1,053
8,660 (a) Kaufman & Broad S.A. 285
270,492 Kering 82,139
169,157 Kontoor Brands, Inc 11,890
83,835 KPR Mill Ltd 747
8,800 (b) Kurabo Industries Ltd 473
46,000 Lai Yih Footwear Co Ltd 236
72,400 Lao Feng Xiang Co Ltd 239
159,100 (b) Laopu Gold Co Ltd 12,880
117,981 Lennar Corp (Class A) 10,245
4,023 (b) Lennar Corp (Class B) 338
64,866 LG Electronics, Inc 4,703
1,414,621 (a) Li Ning Co Ltd 3,908
676 LPP S.A. 4,099
43,434 (a) Lululemon Athletica, Inc 6,650
427,407 LVMH Moet Hennessy Louis Vuitton S.A. 233,642
5,631 (a) M/I Homes, Inc 690
173,560 Makalot Industrial Co Ltd 1,262
1,290,984 Man Wah Holdings Ltd 711
6,442 (a),(d) Mariella Burani S.p.A. 0 ^
28,747 (a),(b) Marimekko Oyj 340
130,163 (a) Mattel, Inc 1,891
7,320,812 (a),(c) Mavi Giyim Sanayi Ve Ticaret AS. 6,940
140,000 Merida Industry Co Ltd 289
174,112 Merry Electronics Co Ltd 464
132,100 Midea Group Co Ltd 1,471
262,500 Midea Group Co Ltd 2,825
19,681 (a),(b) MIPS AB 483
42,300 Mizuno Corp 917
21,603 (a) Mohawk Industries, Inc 2,127
856,335 Moncler S.p.A 51,559
325,700 (a) MRV Engenharia e Participacoes S.A. 495
7,600 (b) Nagawa Co Ltd 269
19,486 (c) Neinor Homes S.A. 376
71,678 (a) New Wave Group AB 738
178,507 Newell Rubbermaid, Inc 612

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
119,000 Nien Made Enterprise Co Ltd $ 1,248
1,097,907 Nike, Inc (Class B) 57,991
188,800 Nikon Corp 2,306
660,353 (a) Noritsu Koki Co Ltd 8,576
18,631 (a) Noritz Corp 274
12,362 (a) NVR, Inc 81,463
101,731 (a) On Holding AG. 3,461
85,300 Onward Kashiyama Co Ltd 386
90,800 Open House Group Co Ltd 5,820
119,320 (c) OVS S.p.A 620
3,530 Page Industries Ltd 1,195
339,800 Panasonic Corp 5,699
46,706 Pandora A.S. 3,338
402,000 (a),(d) Peace Mark Holdings Ltd 0 ^
12,202 Pearl Global Industries Ltd 179
452,491 (a) Persimmon plc 6,459
20,656 (a),(d) PIK Group (GDR) 0 ^
1,545,000 Pou Chen Corp 1,387
344,533 Pulte Homes, Inc 40,521
77,644 (a) Puma AG. Rudolf Dassler Sport 2,014
19,227 PVH Corp 1,341
16,059 Ralph Lauren Corp 5,524
20,156 (a) Raymond Lifestyle Ltd 163
43,517 Relaxo Footwears Ltd 111
76,500 Rinnai Corp 1,788
35,363 Rocky Brands, Inc 1,369
9,500 (a) Roland Corp 233
455,027 Ruentex Industries Ltd 675
16,656 Safari Industries India Ltd 254
106,029 (a) Safilo Group S.p.A. 210
29,853 (a) Salvatore Ferragamo S.p.A 242
273,424 Sangetsu Co Ltd 5,354
137,800 Sankyo Co Ltd 1,705
12,839 (a),(b) Sanlorenzo S.p.A 462
16,687 (a) SEB S.A. 862
118,100 Sega Sammy Holdings, Inc 1,818
41,800 Seiko Holdings Corp 1,503
35,237 (a) SharkNinja Global SPV Ltd 3,732
159,400 (a) Sharp Corp 592
30,636 (a) Sheela Foam Ltd 152
8,300 (a) Shenzhen Hipine Precision Technology Co Ltd 110
515,538 (a) Shenzhou International Group Holdings Ltd 3,150
181,400 Sichuan Changhong Electric Co Ltd 230
110,751 (a) Skyline Champion Corp 8,237
568,000 (b) Skyworth Group Ltd 449
362,367 (a) Sonos, Inc 4,856
19,405,172 Sony Corp 404,457
25,381 (c) Spin Master Corp 324
47,000 Sports Gear Co Ltd 132
407,000 (a),(b) Stella International Holdings Ltd 739
446,695 Steven Madden Ltd 15,152
347,691 (a) Sumitomo Forestry Co Ltd 3,164
71,586 Swan Energy Ltd 229
16,912 (a),(b) Swatch Group AG. 3,734
1,003,000 Tainan Spinning Co Ltd 402
152,000 Taiwan Paiho Ltd 224
74,000 (a) Taiwan Sakura Corp 205
13,700 (a),(b) Tama Home Co Ltd 346
102,400 (a) Tamron Co Ltd 654
227,319 Tapestry, Inc 32,077
113,096 (a) Taylor Morrison Home Corp 6,587
21,996,523 Taylor Wimpey plc 26,126

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
767,000 (a) TCL Electronics Holdings Ltd $ 1,261
89,918 (a),(c) Technogym S.p.A 1,816
102,347 Tempur Sealy International, Inc 7,565
82,560 (a),(b),(c) Thule Group AB 1,803
220,803 Titan Co Ltd 9,274
3,990 (a) Token Corp 339
39,884 Toll Brothers, Inc 5,443
58,301 (b) Tomy Co Ltd 973
11,803 (a) TopBuild Corp 4,146
1,051,807 Trident Ltd 254
44,648 TTK Prestige Ltd 203
80,865 (a),(b) Under Armour, Inc (Class A) 478
79,980 (a) Under Armour, Inc (Class C) 463
82,419 Vardhman Textiles Ltd 465
37,252 Vedant Fashions Ltd 139
150,363 (b) VF Corp 2,555
52,655 (a) VIP Industries Ltd 169
3,168,000 (a) Viva Goods Company Ltd 226
100,900 Vivara Participacoes S.A. 505
56,700 Vulcabras Azaleia S.A. 192
27,713 (b) Wacoal Holdings Corp 700
170,540 Welspun India Ltd 200
25,508 (b) Whirlpool Corp 1,375
49,893 Whirlpool of India Ltd 415
205,986 Wiselink Co Ltd 529
1,187,500 (a) Xtep International Holdings Ltd 681
279,200 Yamaha Corp 1,977
145,761 (a) YETI Holdings, Inc 5,333
107,409 (a),(b) YIT Oyj 324
41,400 Yonex Co Ltd 791
16,819 Youngone Corp 896
2,511 Youngone Holdings Co Ltd 376
568,000 (a),(b) Yue Yuen Industrial Holdings 1,108
26,900 (a) Zojirushi Corp 285
TOTAL CONSUMER DURABLES & APPAREL 1,742,529
CONSUMER SERVICES - 1.7%
73,260 (c) AcadeMedia AB 778
722,541 Accor S.A. 34,655
928,638 ADT, Inc 6,101
56,120 (a) Adtalem Global Education, Inc 6,468
12,629 Afya Ltd 188
102,074 (a) Airbnb, Inc 12,890
4,088,692 (a) Alef Education Holding plc 1,188
391,000 Alsea SAB de C.V. 1,262
277,033 Amadeus IT Holding S.A. 15,841
109,000 Ambassador Hotel 144
19,300 (a) American Public Education, Inc 1,098
2,139,648 Americana Restaurants International plc 1,102
67,715 AmRest Holdings SE 211
324,167 Aramark 13,142
397,774 Aristocrat Leisure Ltd 12,643
5,111,400 (a) Asset World Corp PCL 339
17,479 (a) Ataa Educational Co 260
91,600 (a),(b) Atom Corp 352
25,000 Atour Lifestyle Holdings Ltd (ADR) 920
35,610 (a),(c) Basic-Fit NV 1,224
566,000 Beauty Farm Medical And Health Industry, Inc 1,455
86,985 (a) Betsson AB 929
31,388 (a),(b) Better Collective A.S. 456
670 (a) Biglari Holdings, Inc (B Shares) 221
58,982 Booking Holdings, Inc 248,333
507,365 Boyd Gaming Corp 41,695

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
86,741 (a) Bright Horizons Family Solutions, Inc $ 7,124
41,810 (a) Brinker International, Inc 5,969
3,006,616 Carnival Corp 77,811
103,550 Carnival plc 2,641
253,966 (a),(b) Cava Group, Inc 20,546
377,500 (a) Central Plaza Hotel PCL 380
65,027 Chalet Hotels Ltd 482
491,000 (a),(c) China East Education Holdings Ltd 322
849,000 (b) China Education Group Holdings Ltd 288
1,836,000 (a) China Travel International Inv HK 264
2,483,646 (a) Chipotle Mexican Grill, Inc (Class A) 79,502
124,143 (a),(b) Choice Hotels International, Inc 12,849
15,735 Cie des Alpes 432
11,448 (a) Cirsa Enterprises S.A. 180
1,517,780 (a) Cogna Educacao S.A. 926
76,553 Collins Foods Ltd 462
70,400 (b) Colowide Co Ltd 808
2,619,450 Compass Group plc 73,085
86,723 (a),(b),(d) Corporate Travel Management Ltd 240
183,200 (b) Create Restaurants Holdings, Inc 885
117,420 (a),(c) Delivery Hero SE 2,182
292,520 (a) Devyani International Ltd 294
950,480 DigiPlus Interactive Corp 250
50,157 (b) Domino's Pizza Enterprises Ltd 568
245,609 (a) Domino's Pizza Group plc 562
62,656 Domino's Pizza, Inc 22,480
279,606 (a) DoorDash, Inc 41,983
130,995 DoubleUGames Co Ltd 4,338
23,118 Doutor Nichires Holdings Co Ltd 429
61,700 (a),(b) DPC Dash Ltd 376
16,007 (a) Duolingo, Inc 1,578
52,513 (a) Dutch Bros, Inc 2,660
69,714 (a),(b) eDreams ODIGEO S.A. 249
157,036 EIH Ltd 458
94,275 (b),(c) Elior Group S.A. 269
775,553 Entain plc 5,826
57,858 (a),(c) Evolution AB 3,636
45,307 Expedia Group, Inc 10,461
5,728 (a) Fattal Holdings 1998 Ltd 1,050
901,000 (a),(b) Fenbi Ltd 130
134,321 (b) Flight Centre Travel Group Ltd 1,005
180,411 (a),(b) Flutter Entertainment plc 18,393
5,914 (a) Flutter Entertainment plc 611
82,993 (a) Food & Life Cos Ltd 4,951
32,000 (a) Formosa International Hotels Corp 184
144,661 (a) Frontdoor, Inc 7,647
1,149,000 (b),(d) Fu Shou Yuan International Group Ltd 290
18,499 Fuji Kyuko Co Ltd 286
23,500 (a) Fujita Kanko, Inc 307
4,608,000 (a) Galaxy Entertainment Group Ltd 20,828
63,200 (a),(b) GENDA,Inc 239
1,504,100 Genting BHD 834
1,686,500 Genting Malaysia BHD 744
4,195,600 Genting Singapore Ltd 2,214
11,722 (a) Grand Canyon Education, Inc 1,993
28,765 Grand Korea Leisure Co Ltd 223
77,251 (a),(b) Greggs plc 1,570
35,486 (b) Guzman y Gomez Ltd 398
134,055 H&R Block, Inc 4,255
2,837,000 (a),(b),(c) Haichang Ocean Park Holdings Ltd 171
1,021,776 (a),(b),(c) Haidilao International Holding Ltd 1,881
14,100 Hanjin Kal Corp 1,049

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
54,719 (a) HBX Group International plc $ 409
617,489 (b) Heiwa Corp 7,300
19,537 Hiday Hidaka Corp 366
638,985 Hilton Worldwide Holdings, Inc 194,303
42,628 (a) HIS Co Ltd 283
149,434 Hollywood Bowl Group plc 466
122,437 (a) Huazhu Group Ltd (ADR) 6,157
855,477 Humansoft Holding Co KSC 6,661
61,885 (b) Hyatt Hotels Corp 8,898
59,500 (b) Ichibanya Co Ltd 346
203,022 (b) IDP Education Ltd 581
16,900 Imperial Hotel Ltd 167
545,388 Indian Hotels Co Ltd 3,323
232,828 (a) InterContinental Hotels Group plc 30,704
488,393 (a) Intralot S.A.-Integrated Lottery Systems & Services 518
13,187 Isrotel Ltd 621
538,273 (a) ITC Hotels Ltd 791
346,778 (a) Jabal Omar Development Co 1,484
74,972 (a) Jahez International Co 228
320,093 Jollibee Foods Corp 937
234,315 Jubilant Foodworks Ltd 1,084
70,598 Kangwon Land, Inc 797
33,600 KOMEDA Holdings Co Ltd 629
41,094 (a) Koshidaka Holdings Co Ltd 281
17,804 (a),(b) Kura Sushi, Inc 409
47,966 (b) Kyoritsu Maintenance Co Ltd 744
75,053 (a),(b) La Francaise des Jeux SAEM 2,209
30,641 Las Vegas Sands Corp 1,651
665,181 (a) Laureate Education, Inc 23,175
143,095 (a) Le Travenues Technology Ltd 267
20,329 Leejam Sports Co JSC 473
41,992 (a) Leela Palaces Hotels & Resorts Ltd 181
356,117 (a),(c) Lemon Tree Hotels Ltd 381
20,379 (a) Liberty Live Holdings, Inc 1,918
8,301 (a) Liberty Live Holdings, Inc 761
40,740 (a) Life Time Group Holdings, Inc 1,098
104,896 (a) Lindblad Expeditions Holdings, Inc 1,815
33,808 (a) Lotte Tour Development Co Ltd 397
1,600,028 Lottery Corp Ltd 5,975
189,881 (a) Lottomatica Group Spa 5,483
94,000 Lung Yen Life Service Corp 139
68,987 (a) Mahindra Holidays & Resorts India Ltd 166
56,355 Marriott International, Inc (Class A) 18,432
6,600 Matsuyafoods Holdings Co Ltd 237
624,750 McDonald's Corp 194,166
121,900 (a) McDonald's Holdings Co Japan Ltd 6,371
501,061 (a) Me Group International plc 910
3,061,133 (a),(c) Meituan 33,404
133,800 (a) Melco Crown Entertainment Ltd (ADR) 760
537,817 (a) Melco International Development 251
356,000 (a),(b) Metaplanet, Inc 695
647,200 (a) MGM China Holdings Ltd 924
2,085,300 (a) Minor International PCL 1,390
185,501 (a) Mitchells & Butlers plc 626
25,002 (a) Monogatari Corp 746
18,800 (b) MOS Food Services, Inc 505
15,215 MTY Food Group, Inc 421
14,061 National Co for Learning & Education 444
831,840 New Oriental Education & Technology Group, Inc 4,712
61,234 NIIT Learning Systems Ltd 171
27,500 (b) Ohsho Food Service Corp 539
129,900 OneSpaWorld Holdings Ltd 2,981

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
111,042 OPAP S.A. $ 1,680
105,400 (b) Papa John's International, Inc 3,416
41,856 Paradise Co Ltd 459
255,664 Perdoceo Education Corp 9,513
125,019 (a) Pierre & Vacances 235
35,344 (a) Planet Fitness, Inc 2,629
170,751 Playtech PLC 760
12,850 (a) PPHE Hotel Group Ltd 271
138,292 Rank Group plc 163
131,100 Resorttrust, Inc 1,441
230,887 Restaurant Brands International, Inc 17,085
130,883 Round One Corp 688
116,594 Royal Caribbean Cruises Ltd 32,084
51,400 (a) Royal Holdings Co Ltd 475
605,834 (a) Rush Street Interactive, Inc 13,177
23,200 (a) Saizeriya Co Ltd 940
1,755,959 (a) Sands China Ltd 3,743
163,818 (a) Sapphire Foods India Ltd 263
1,715,771 (a),(b),(c) Scandic Hotels Group AB 15,474
118,740 (a) Seera Group Holding 632
57,394 Service Corp International 4,736
212,400 (a) Sichuan Baicha Baidao Industrial Co Ltd 154
2,345,000 (a) SJM Holdings Ltd 629
30,584 SkiStar AB 531
171,582 (a) Skylark Holdings Co Ltd 3,699
246,300 Smartfit Escola de Ginastica e Danca S.A. 911
50,661 (b) Sodexho Alliance S.A. 2,601
87,043 Sol Melia S.A. 972
595,683 SSP Group PLC 1,379
2,937,469 Starbucks Corp 263,168
150,186 Strategic Education, Inc 12,459
1,032,613 (b) Super Group SGHC Ltd 11,152
149,000 (a),(b) Super Hi International Holding Ltd 226
6,082,620 (a) Swiggy Ltd 16,878
163,253 Taaleem Holdings PJSC 139
32,117 TAB Gida Sanayi Ve Ticaret AS. 174
1,643,276 TABCORP Holdings Ltd 1,087
259,583 (a) TAL Education Group (ADR) 2,951
25,366 (a) Tbo Tek Ltd 283
422,825 Texas Roadhouse, Inc (Class A) 69,825
100,588 Thomas Cook India Ltd 97
976,000 (b) Tianli Education International Holdings Ltd 278
10,885 (a) Tokyotokeiba Co Ltd 394
806,020 (a) Tongcheng Travel Holdings Ltd 1,865
38,159 (b) Toridoll Holdings Corp 1,048
308,650 (a),(c) Trainline plc 927
226,464 Travel & Leisure Co 15,669
630,000 Travelsky Technology Ltd 784
381,350 (a) Trip.com Group Ltd 18,846
1,659,923 TUI AG. 13,072
615,984 (a) Universal Technical Institute, Inc 22,237
73,301 (a) Viking Holdings Ltd 5,386
298,456 (a) Webjet Ltd 549
51,621 Westlife Foodworld Ltd 262
53,446 (a),(b) Wetherspoon (J.D.) plc 395
76,697 Whitbread plc 2,358
103,072 Wingstop, Inc 15,973
271,075 Wowprime Corp 1,937
1,255,200 (a) Wynn Macau Ltd 883
341,829 Wynn Resorts Ltd 34,713
50,619 Yoshinoya D&C Co Ltd 1,054
25,094 Young & Co's Brewery plc 251

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
70,427 Yum China Holdings, Inc $ 3,435
147,250 Yum China Holdings, Inc 7,314
13,700 Zensho Co Ltd 800
21,364,290 (a) Zomato Ltd 52,561
TOTAL CONSUMER SERVICES 2,144,374
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
285,353 Abdullah Al Othaim Markets Co 466
27,600 Aeon Hokkaido Corp 155
20,383 (a) Ain Holdings, Inc 731
76,556 (a) Al Meera Consumer Goods Co QSC 277
23,929 Al-Dawaa Medical Services Co 330
3,517,829 (a),(b) Alibaba Health Information Technology Ltd 2,121
516,601 Alimentation Couche-Tard, Inc 29,282
11,070 Almunajem Foods Co 154
51,030 Andersons, Inc 3,663
42,830 (a),(b) Apotea AB 287
21,479 Arcs Co Ltd 512
102,073 (a),(c) Avenue Supermarts Ltd 4,297
83,489 (a) Axfood AB 2,837
66,020 Axial Retailing, Inc 521
155,809 (a) BBB Foods, Inc 5,511
8,300 Belc Co Ltd 397
551,600 (a) Berli Jucker PCL 259
7,127 BGF retail Co Ltd 666
207,647 Bid Corp Ltd 5,002
276,862 BIM Birlesik Magazalar AS 4,267
184,333 BinDawood Holding Co 232
67,000 Blue Zones Holdings Co Ltd 806
119,792 (b) Boxer Retail Ltd 531
349,377 (a) Carrefour S.A. 6,469
94,027 Casey's General Stores, Inc 68,438
753,333 (a) Cencosud S.A. 2,057
36,770 (a) Chefs' Warehouse, Inc 2,186
333,400 (a),(d) Chongqing Hongjiu Fruit Co Ltd 0 ^
145,474 Clicks Group Ltd 2,488
1,159,388 Coles Group Ltd 17,582
24,183 Colruyt S.A. 1,014
30,400 (a) Cosmos Pharmaceutical Corp 1,310
633,719 Costco Wholesale Corp 631,457
3,552,016 (a) CP ALL plc 4,820
25,155,200 (a) CP Seven Eleven PCL (ADR) 35,080
20,900 (a) Create SD Holdings Co Ltd 436
4,418 (a),(b) Daikokutenbussan Co Ltd 137
256,400 DFI Retail Group Holdings Ltd 1,077
303,485 (a),(c) Dino Polska S.A. 2,743
368,643 (c) Dis-Chem Pharmacies Ltd 811
10,820 (a) Distribuidora Internacional de Alimentacion S.A. 507
28,171 (a) Dollar Tree, Inc 3,085
27,214 Dongsuh Cos, Inc 503
306,000 (a),(b),(c) East Buy Holding Ltd 1,068
544,800 ECO-Shop Marketing Bhd 175
15,202 E-MART, Inc 986
88,518 (a) Empire Co Ltd 3,171
1,738,787 (b) Endeavour Group Ltd 3,936
20,300 (b) Fuji Co Ltd 267
13,400 (a) Genky DrugStores Co Ltd 338
119,847 George Weston Ltd 8,467
24,992 (a) Grainturk Tarim AS. 127
207,200 (b) Grupo Comercial Chedraui S.a. DE C.V. 1,217
421,200 Grupo Mateus S.A. 382
26,349 GS Retail Co Ltd 389
466,800 (a),(b) Guoquan Food Shanghai Co Ltd 253

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
6,100 Halows Co Ltd $ 165
71,125 Hankyu Department Stores, Inc 1,088
15,958 Heiwado Co Ltd 298
117,321 (a) HelloFresh SE 539
2,770 Itochu-Shokuhin Co Ltd 227
1,288,374 J Sainsbury plc 5,781
686,750 (a),(c) JD Health International, Inc 4,192
782,664 Jeronimo Martins SGPS S.A. 18,714
16,723 (a) Kato Sangyo Co Ltd 711
204,659 (a),(b) Kesko Oyj (B Shares) 4,545
102,500 (a) Kobe Bussan Co Ltd 2,218
532,745 (a) Koninklijke Ahold Delhaize NV 24,809
32,402 (a) Kusuri no Aoki Holdings Co Ltd 792
1,119,161 La Comer SAB de C.V. 2,659
27,292 Life Corp 440
412,332 Loblaw Cos Ltd 18,798
2,034,094 Lulu Retail Holdings plc 551
4,053 (a) M Yochananof & Sons Ltd 467
72,571 (a) Maplebear, Inc 2,718
1,518,630 Marks & Spencer Group plc 6,842
23,973 (a),(b) MARR S.p.A. 210
28,200 Maxvalu Tokai Co Ltd 646
40,870 (a) Medplus Health Services Ltd 366
787,125 Metcash Ltd 1,619
142,918 Metro, Inc 9,779
5,014,800 Midi Utama Indonesia Tbk PT 89
73,969 (a) Migros Ticaret AS 1,006
84,384 Nahdi Medical Co 2,352
37,438 North West Co, Inc 1,467
405,708 (a) Ocado Group plc 974
794,744 Olam Group Ltd 539
1,150,354 (a) Performance Food Group Co 98,539
449,753 (a) Pick'n Pay Stores Ltd 508
616,500 (a),(b),(c) Ping An Healthcare and Technology Co Ltd 912
353,195 President Chain Store Corp 2,488
807,200 Puregold Price Club, Inc 545
805,428 Raia Drogasil S.A. 3,659
6,606 (a) Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 793
12,111 (a),(b),(c) Redcare Pharmacy NV 535
389,610 Robinsons Retail Holdings, Inc 296
30,200 San-A Co Ltd 584
1,026,200 Sendas Distribuidora S.A. 1,878
1,934,800 Seven & I Holdings Co Ltd 26,022
1,423,610 (a) Sheng Siong Group Ltd 3,132
2,805,114 (b) Shoprite Holdings Ltd 46,001
149,082 (a) Shufersal Ltd 2,188
11,072 (a) Sligro Food Group NV 174
2,263,019 (a) SMU S.A. 320
244,733 Sok Marketler Ticaret AS. 271
626,105 Sonae SPGS S.A. 1,391
154,048 (a),(b) SPAR Group Ltd 571
606,790 Spinneys 1961 Holding plc 198
97,827 (a) Sprouts Farmers Market, Inc 7,545
79,688 Sugi Pharmacy Co Ltd 1,755
11,989,300 Sumber Alfaria Trijaya Tbk PT 1,052
1,838,000 Sun Art Retail Group Ltd 369
54,500 Sundrug Co Ltd 1,343
983,536 Target Corp 119,205
15,205,718 Tesco plc 95,568
26,100 (a),(b) Trial Holdings, Inc 705
163,135 Tsuruha Holdings, Inc 2,550
526,488 (a) United Natural Foods, Inc 23,724

SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
59,250 United Super Markets Holdings, Inc $ 336
20,470 (a) US Foods Holding Corp 1,887
26,194 Valor Co Ltd 611
16,292,833 Wal-Mart de Mexico SAB de C.V. 52,906
6,139,312 Walmart, Inc 762,994
1,055,262 Woolworths Ltd 26,648
468,500 Yonghui Superstores Co Ltd 256
247,868 (a) Zabka Group S.A. 1,483
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,273,823
ENERGY - 4.8%
1,150,700 Adaro Andalan Indonesia PT 763
5,628,600 Adaro Energy Indonesia Tbk PT 860
213,940 (a) Ades Holding Co 1,030
1,988,262 ADNOC Drilling Co PJSC 2,812
3,784,869 Adnoc Gas plc 3,338
1,152,980 (a) ADNOC Logistics & Services 1,642
663,973 (a) Advantage Energy Ltd 5,360
111,057 Aegis Logistics Ltd 704
295,810 Aker BP ASA 10,936
205,677 (a) Aker Solutions ASA 984
6,220,400 AKR Corporindo Tbk PT 511
179,721 Ampol Ltd 4,168
37,731 Antero Midstream Corp 860
410,493 (a) Antero Resources Corp 17,421
539,398 APA Corp 22,892
19,998 Arabian Drilling Co 433
482,489 (b) ARC Resources Ltd 10,041
244,163 Archrock, Inc 8,497
539,883 Ardmore Shipping Corp 8,233
352,629 (a) Athabasca Oil Corp 2,852
1,664,312 Baker Hughes Co 101,606
488,200 Bangchak Corp PCL 581
6,647,200 (a) Banpu PCL (Foreign) 1,207
2,749,409 Baytex Energy Corp 12,293
1,244,923 Beach Petroleum Ltd 1,100
946,971 Bharat Petroleum Corp Ltd 2,839
206,136 Birchcliff Energy Ltd 1,132
61,260 (a) BKV Corp 1,747
18,623 BLUENORD ASA 1,088
100,213 (a) Bollore SE 573
676,053 Borr Drilling Ltd 3,901
24,660,207 BP plc 193,011
282,352 (a) Brava Energia 1,121
4,650,000 (a),(d) Brightoil Petroleum Holdings Ltd 6
22,061 Bristow Group, Inc 1,034
35,056,100 (a) Bumi Resources Minerals Tbk PT 1,533
66,798 (c) BW LPG Ltd 1,175
69,135 BW Offshore Ltd 370
203,801 Cabot Oil & Gas Corp 7,162
9,450 (a) Calumet, Inc 339
367,675 Cameco Corp 39,984
26,596 Cameco Corp 2,889
1,759,558 (b) Canadian Natural Resources Ltd 85,834
106,618 (b) Cardinal Energy Ltd 871
1,192,881 Cenovus Energy, Inc (Toronto) 31,659
8,340 (a),(b) Centrus Energy Corp 1,448
160,144 CES Energy Solutions Corp 2,119
2,145,000 (a) CGN Mining Co Ltd 1,065
610,613 Cheniere Energy, Inc 173,268
35,868 (a) Chennai Petroleum Corp Ltd 371
61,387 Chesapeake Energy Corp 6,739
3,028,160 Chevron Corp 626,526

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
146,500 China Aviation Oil Singapore Corp Ltd $ 236
1,170,000 China Coal Energy Co 1,972
281,400 China Merchants Energy Shipping Co Ltd 669
1,129,122 China Oilfield Services Ltd 1,294
1,226,100 (a) China Petroleum & Chemical Corp 1,040
13,904,000 (a) China Petroleum & Chemical Corp 7,992
640,000 China Qinfa Group Ltd 273
245,876 China Shenhua Energy Co Ltd - A 1,664
2,073,455 (a) China Shenhua Energy Co Ltd - H 12,273
30,600 Chord Energy Corp 4,351
24,911 (a) CNX Resources Corp 960
1,155,276 Coal India Ltd 5,524
118 (a),(d),(e) Cobalt International Energy, Inc 0 ^
3,277,445 ConocoPhillips 432,623
151,893 COSCO SHIPPING Energy Transportation Co Ltd 487
76,416 Cosmo Energy Holdings Co Ltd 2,162
212,424 Crescent Energy Co 2,868
242,000 (a),(b) Dalipal Holdings Ltd 203
41,843 (a) d'Amico International Shipping S.A. 365
4,168,980 (a) Dana Gas PJSC 982
54,856 DCC plc 3,398
702,646 (a) Deep Yellow Ltd 877
6,869 (a) Delek Group Ltd 2,312
297,177 Delek US Holdings, Inc 13,394
674,581 (a) Denison Mines Corp 2,391
93,957 Devon Energy Corp 4,728
230,600 DHT Holdings, Inc 4,213
2,625,000 Dialog Group Bhd 1,410
39,271 Diamondback Energy, Inc 7,767
378,915 DNO International ASA 849
104,218 (a) DOF Group ASA 1,501
1,841,959 (b) Enbridge, Inc 99,851
2,205,701 ENEOS Holdings, Inc 19,874
146,890 Enerflex Ltd 3,073
104,094 (b) Energean plc 1,198
9,290,400 (a) Energi Mega Persada Tbk PT 829
1,168,600 (a),(d) Energy Earth PCL 0 ^
174,869 (a),(b) Energy Fuels, Inc 3,207
73,345 (b) Energy Services of America Corp 963
1 Energy Transfer LP 0 ^
748,551 ENI S.p.A. 21,284
462,844 (a) EOG Resources, Inc 66,913
603,350 (b) EQT Corp 38,397
743,324 (a) Equinor ASA 31,669
53,022 (a) Equital Ltd 2,263
52,644 (a) Etablissements Maurel et Prom 649
91,122 (a) Euronav NV 1,177
315,786 (a) Exxaro Resources Ltd 4,192
6,329,211 Exxon Mobil Corp 1,073,814
284,782 Flowco Holdings, Inc 5,867
9,366 (a) Forum Energy Technologies, Inc 549
97,018 (b) Freehold Royalties Ltd 1,211
4,606 (a) Friedrich Vorwerk Group SE 381
108,993 Frontline plc 3,830
20,219 (a) FutureFuel Corp 78
383,159 Galp Energia SGPS S.A. 9,187
27,565 (a) Gaztransport Et Technigaz S.A. 6,483
121,078 (b) Gibson Energy, Inc 2,583
549,878 Granite Ridge Resources, Inc 3,228
74,171 Great Eastern Shipping Co Ltd 1,116
692,611 (a) Green Plains, Inc 11,393
42,506 Gujarat Mineral Development Corp Ltd 256

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
906,027 Gulf International Services QSC $ 498
232,951 Hafnia Ltd 1,801
227,001 Halliburton Co 8,851
434,582 (a) Harbour Energy plc 1,728
26,739 HD Hyundai Co Ltd 4,484
175,642 (b) Headwater Exploration, Inc 1,622
71,944 Hellenic Petroleum S.A. 821
112,000 HF Sinclair Corp 6,988
599,660 Hindustan Petroleum Corp Ltd 2,137
810,871 (a) Hunting plc 5,323
659,600 Idemitsu Kosan Co Ltd 6,476
142,928 Imperial Oil Ltd 18,721
1,771,260 Indian Oil Corp Ltd 2,529
155,800 Indo Tambangraya Megah Tbk PT 273
72,064 (a) Infinity Natural Resources, Inc 1,269
79,000 Inner Mongolia Dian Tou Energy Corp Ltd 346
575,500 Inner Mongolia Yitai Coal Co 1,238
142,619 (a) Innovex International, Inc 3,478
761,300 (a) Inpex Holdings, Inc 22,519
59,356 (a) International Petroleum Corp 1,601
9,554,786 IRPC PCL (Foreign) 577
35,350 Itochu Enex Co Ltd 448
140,788 Iwatani International Corp 1,811
95,685 Japan Petroleum Exploration Co 1,576
571,922 Karoon Energy Ltd 800
130,199 (a) Kelt Exploration Ltd 877
192,867 (b) Keyera Corp 7,460
423,970 Kinder Morgan, Inc 14,216
2,352,000 (a) Kinetic Development Group Ltd 639
59,260 Kodiak Gas Services, Inc 3,456
44,065 (a) Koninklijke Vopak NV 2,385
1,802,130 (a) Kosmos Energy Ltd 5,010
50,755 Liberty Energy, Inc 1,462
527,683 Magnolia Oil & Gas Corp 16,659
81,256 Marathon Petroleum Corp 19,841
450,944 Matador Resources Co 28,491
5,448,300 Medco Energi Internasional Tbk PT 590
341,817 Meren Energy, Inc 600
19,300 Mitsuuroko Co Ltd 297
35,030 (a) Modec, Inc 3,316
246,999 MOL Hungarian Oil & Gas plc 2,959
47,615 Motor Oil Hellas Corinth Refineries S.A. 2,097
235,638 (a) National Energy Services Reunited Corp 5,059
28,962 Navigator Holdings Ltd 560
350,464 Neste Oil Oyj 11,389
383,037 (b) New Hope Corp Ltd 1,565
451,293 (a),(b) NexGen Energy Ltd 5,236
36,175 (a) NextDecade Corp 277
723,960 NMDC Energy 453
1,757,761 (b) Nordic American Tankers Ltd 10,301
922,656 Northern Oil and Gas, Inc 26,969
46,597 NOV, Inc 877
622,227 Occidental Petroleum Corp 40,445
4,107 (a) Oceaneering International, Inc 146
64,758 Odfjell Drilling Ltd 678
1,941,995 Oil & Natural Gas Corp Ltd 5,851
301,556 Oil India Ltd 1,514
1,622,188 (a) Oil Refineries Ltd 699
21,011 OMV AG. 1,537
303,310 ONEOK, Inc 27,416
325,864 (a),(b) Paladin Resources Ltd 2,595
161,025 (a) Par Pacific Holdings, Inc 10,087

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
59,888 Paramount Resources Ltd (Class A) $ 1,279
68,911 Paratus Energy Services Ltd 330
74,856 Parex Resources, Inc 1,471
52,611 Pason Systems, Inc 501
715,000 Patterson-UTI Energy, Inc 7,743
7,080 Paz Oil Co Ltd 1,743
459,353 PBF Energy, Inc 21,874
490,661 (b) Pembina Pipeline Corp 21,964
6,682,739 Permian Resources Corp 142,476
13,899,400 Petrindo Jaya Kreasi Tbk PT 865
504,400 (a) Petro Rio S.A. 6,447
829,100 (a) PetroChina Co Ltd 1,450
12,928,000 (a) PetroChina Co Ltd 17,735
2,275,595 (a) Petroleo Brasileiro S.A. 23,684
9,963,727 (a) Petroleo Brasileiro S.A. (Preference) 93,619
495,810 Petronet LNG Ltd 1,302
124,500 Petroreconcavo S.A. 337
150,100 (b) Peyto Exploration & Development Corp 2,933
405,131 Phillips 66 73,807
353,932 Polski Koncern Naftowy Orlen S.A. 12,824
100,100 (a),(d) Poseidon Concepts Corp 1
160,311 (b) PrairieSky Royalty Ltd 3,711
10,446 (a) Precision Drilling Corp 1,028
308,373 (a) ProPetro Holding Corp 4,444
83,239,100 (a) PT Bumi Resources Tbk 1,071
623,800 (a) PT Dian Swastatika Sentosa Tbk 2,423
8,004,400 PT Tambang Batubara Bukit Asam Tbk 1,501
868,006 PT United Tractors Tbk 1,586
1,000,748 PTT Exploration & Production PCL 4,914
5,162,600 PTT Exploration & Production PCL (ADR) 24,873
33,981,000 PTT PCL 36,062
6,943,809 PTT PCL 7,316
368,589 Qatar Fuel QSC 1,466
1,709,783 Qatar Gas Transport Co Ltd 1,968
293,586 (a) Rabigh Refining & Petrochemical Co 824
437,300 Raharja Energi Cepu PT 125
29,443 Range Resources Corp 1,330
124,972 Ranger Energy Services, Inc 2,142
18,388,904 Reliance Industries Ltd 264,461
1,326,742 (a) Repsol YPF S.A. 37,346
23,523 (a) Rex American Resources Corp 1,072
21,148 Rockpoint Gas Storage, Inc 425
657,800 Rukun Raharja Tbk PT 143
76,380 (a) Sable Offshore Corp 1,262
977,916 (a),(b) Saipem S.p.A 4,474
38,652 San-Ai Oil Co Ltd 596
2,798,070 Santos Ltd 15,315
3,694,069 (c) Saudi Arabian Oil Co 26,742
101,913 (a) SBM Offshore NV 4,064
576,093 Schlumberger Ltd 29,605
4,090 Scorpio Tankers, Inc 305
22,895 (a) Seadrill Ltd 1,042
148,190 (a),(b) Secure Waste Infrastructure Corp 2,326
1,515,700 Semirara Mining & Power Corp 715
198,333 (a) Serica Energy plc 772
50 (a),(d) Serval Integrated Energy Services 0 ^
352,638 Shaanxi Coal Industry Co Ltd 1,306
77,686 Shanxi Lu'an Environmental Energy Development Co Ltd 152
132,099 Shanxi Xishan Coal & Electricity Power Co Ltd 128
12,395,343 Shell plc 574,091
661,259 Shell plc (ADR) 61,497
684,000 (a) Sinopec Kantons Holdings Ltd 356

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
7,350 SK Discovery Co Ltd $ 254
1,551 SK Gas Ltd 269
41,391 SK Innovation Co Ltd 3,038
971,520 SM Energy Co 30,292
28,211 (a) S-Oil Corp 1,934
254,735 Solaris Oilfield Infrastructure, Inc 14,395
155,622 (b) South Bow Corp 5,177
103,343 (a) Spartan Delta Corp 966
1,735,500 Star Petroleum Refining PCL 370
212,181 Strathcona Resources Ltd 6,428
358,418 (a) Subsea 7 S.A. 11,103
1,014,399 Suncor Energy, Inc 67,094
452,000 (a) Talos Energy, Inc 7,124
25,900 (a),(c) Tamar Petroleum Ltd 290
367,186 Tamarack Valley Energy Ltd 3,035
230,098 Targa Resources Corp 57,692
878,722 (b) TC Energy Corp 55,025
1,530,526 Technip Energies NV 64,676
494,237 TechnipFMC plc 34,167
34,399 (a) Tecnicas Reunidas S.A. 1,230
53,530 (a) Tenaris S.A. 1,565
12,591 (b) TerraVest Industries, Inc 1,197
24,408 Texas Pacific Land Corp 11,583
150,389 TGS Nopec Geophysical Co ASA 2,037
853,700 Thai Oil PCL 1,264
108,494 (a),(b) Thungela Resources Ltd 1,075
84,265 Topaz Energy Corp 1,873
46,727 TORM plc 1,327
1,119,198 Total S.A. 102,713
310,468 Tourmaline Oil Corp 14,859
1,763,366 (a) Transocean Ltd 11,691
123,730 Trican Well Service Ltd 650
591,821 Turkiye Petrol Rafinerileri AS 3,438
16,160,000 (b) United Energy Group Ltd 1,117
384,220 (a) Uranium Energy Corp 5,187
930,952 Valero Energy Corp 230,020
123,389 (b) Vallourec S.A. 3,123
15,626 VERBIO Vereinigte BioEnergie AG. 843
111,568 (b) Vermilion Energy, Inc 1,537
5,011 (a) Viridien 790
876,403 (c) Viva Energy Group Ltd 1,554
58,266 Weatherford International plc 5,511
1,022,163 Whitecap Resources, Inc 11,536
597,133 Whitehaven Coal Ltd 3,853
1,572,786 Williams Cos, Inc 114,467
1,637,865 Woodside Energy Group Ltd 38,879
73,150 World Fuel Services Corp 1,688
284,481 (b) Yancoal Australia Ltd 1,641
34,433 Yantai Jereh Oilfield Services Group Co Ltd 491
2,007,502 (b) Yanzhou Coal Mining Co Ltd 3,738
195,888 Yanzhou Coal Mining Co Ltd (Class A) 549
164,935 (a),(c) Yellow Cake plc 1,321
891,060 (a) Yinson Holdings BHD 497
TOTAL ENERGY 6,216,682
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
1,086,435 (b) Abacus Property Group 764
429,379 Abacus Storage King 412
428,258 Acadia Realty Trust 8,188
1,544 (a) Activia Properties, Inc 1,369
2,159 (a) Advance Residence Investment Corp 2,206
84,495 (b) Aedifica S.A. 6,841
1,244 (a) AEON REIT Investment Corp 983

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
99,229 Agree Realty Corp $ 7,480
414,922 AIMS AMP Capital Industrial REIT 462
132,094 Al Rajhi REIT 286
49,618 Allied Properties Real Estate Investment Trust 327
84,962 Alpine Income Property Trust, Inc 1,529
4,414 (b) Altarea SCA 577
355,187 American Healthcare REIT, Inc 16,751
460,601 American Homes 4 Rent 12,860
906,155 American Tower Corp 156,384
341,684 (b) Americold Realty Trust, Inc 3,916
805,200 AREIT, Inc 524
293,475 Arena REIT 667
8,841 ARGAN SA 580
3,837,530 (f) Ascendas REIT 7,406
77,076 AvalonBay Communities, Inc 12,590
1,297,996 Axis Real Estate Investment Trust 618
224,596 Big Yellow Group plc 2,532
26,897 Boardwalk REIT 1,217
3,291,414 British Land Co plc 15,570
965,196 Brixmor Property Group, Inc 27,798
1,046,238 Broadstone Net Lease, Inc 19,115
268,655 (c) Brookfield India Real Estate Trust 925
29,199 BSR Real Estate Investment Trust 322
410,267 Bunnings Warehouse Property Trust 1,061
428,776 Camden Property Trust 41,874
55,320 Canadian Apartment Properties REIT 1,412
2,110,106 CapitaLand Ascott Trust 1,448
5,347,403 CapitaMall Trust 9,589
1,047,787 (b) CapitaRetail China Trust 523
1,191,553 CareTrust REIT, Inc 43,670
237,410 Carmila S.A. 4,613
661,068 (b) CDL Hospitality Trusts 426
511,921 Centuria Capital Group 568
419,065 (b) Centuria Industrial REIT 840
150,000 Centurion Accommodation Reit 129
1,016,000 (b) Champion Real Estate Investment Trust 293
436,058 Charter Hall Group 5,682
499,846 Charter Hall Long Wale REIT 1,166
226,867 Charter Hall Social Infrastructure REIT 405
120,288 Choice Properties Real Estate Investment Trust 1,328
1,521 (a) Comforia Residential REIT, Inc 1,042
831,914 Concentradora Fibra Danhos S.A. de C.V. 1,322
133,450 Corporate Office Properties Trust 4,084
385 (a) CRE Logistics REIT, Inc 388
41,673 Crombie REIT 473
1,316,575 Cromwell Group 361
176,277 Crown Castle, Inc 14,333
41,657 CT Real Estate Investment Trust 495
205,000 CubeSmart 7,513
399,241 Curbline Properties Corp 10,296
3,241 (a) Daiwa House REIT Investment Corp 2,558
362 (a) Daiwa Office Investment Corp 751
1,348 (a) Daiwa Securities Living Investments Corp 905
522,796 (a) Derwent London plc 10,924
212,545 Dexus Industria REIT 340
808,088 Dexus Property Group 3,332
278,552 (b) DigiCo Infrastructure REIT 343
726,800 Digital Core REIT Management Pte Ltd 355
351,740 Digital Realty Trust, Inc 63,387
383,004 Diversified Healthcare Trust 2,543
232,703 Dream Industrial Real Estate Investment Trust 2,069
437,000 (a),(d) Eagle Hospitality Trust 4

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
306,052 EastGroup Properties, Inc $ 56,647
685,737 Embassy Office Parks REIT 3,056
1,745,119 (a) Emlak Konut Gayrimenkul Yatirim Ortakligi AS. 754
63,439 EPR Properties 3,169
55,349 Equinix, Inc 54,255
664,877 Equites Property Fund Ltd 664
190,046 (b) Equity Lifestyle Properties, Inc 11,863
443,962 Equity Residential 26,260
133,858 ESR Kendall Square REIT Co Ltd 381
489,396 ESR-REIT 860
324,780 Essential Properties Realty Trust, Inc 9,860
57,813 (b) Essex Property Trust, Inc 13,991
30,112 Eurocommercial Properties NV 912
209,592 Extra Space Storage, Inc 27,484
764,905 Far East Hospitality Trust 334
135,087 Federal Realty Investment Trust 14,348
16,259 (a) Fermi, Inc 95
2,712,201 (c) FIBRA Macquarie Mexico 6,271
1,733,497 Fibra Uno Administracion S.A. de C.V. 2,821
95,655 First Capital Real Estate Investment Trust 1,418
417,080 First Industrial Realty Trust, Inc 24,128
1,486,000 Fortune Real Estate Investment Trust 889
281,633 Four Corners Property Trust, Inc 6,661
1,925,619 Frasers Centrepoint Trust 3,275
2,147,645 Frasers Logistics & Commercial Trust 1,505
1,787 (a) Frontier Real Estate Investment Corp 955
532 (a) Fukuoka REIT Corp 572
603,914 Gaming and Leisure Properties, Inc 26,796
51,448 Gecina S.A. 4,059
95,000 Getty Realty Corp 3,021
1,865 (a) Global One Real Estate Investment Corp 1,416
3,421 (a) GLP J-Reit 2,791
1,850,398 Goodman Group 33,221
767,604 Goodman Property Trust 836
4,283,544 GPT Group 13,549
534,507 Grainger plc 1,146
22,601 Granite Real Estate Investment Trust 1,329
4,574,126 Great Portland Estates plc 17,188
464,928 Growthpoint Properties Australia Ltd 677
2,628,236 (a),(b) Growthpoint Properties Ltd 2,512
100,651 H&R Real Estate Investment Trust 707
374,272 Hammerson plc 1,475
486 (a) Hankyu Reit, Inc 449
832 (a) Heiwa Real Estate REIT, Inc 752
57,669 Highwoods Properties, Inc 1,235
7,370,518 HomeCo Daily Needs REIT 6,049
448 (a) Hoshino Resorts REIT, Inc 688
258,700 Host Hotels & Resorts Inc 4,957
901 (a) Hulic Reit, Inc 917
314,223 (a) Hyprop Investments Ltd 1,007
26,157 (b) ICADE 586
5,455 (a) Ichigo Office REIT Investment Corp 3,179
1,081,100 IGB Real Estate Investment Trust 737
1,802 (a) Industrial & Infrastructure Fund Investment Corp 1,610
296,630 Ingenia Communities Group 824
2,155,264 (b) Inmobiliaria Colonial Socimi S.A. 12,770
57,096 InterRent Real Estate Investment Trust 544
75,000 InvenTrust Properties Corp 2,284
5,791 Invincible Investment Corp 2,179
325,379 Irish Residential Properties REIT plc 381
198,455 Iron Mountain, Inc 20,270
123,632 Jadwa REIT Saudi Fund 371

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
235,274 (a),(b) Janus Living, Inc $ 5,545
936 (a) Japan Excellent, Inc 843
3,881 (a) Japan Hotel REIT Investment Corp 1,842
1,855 (a) Japan Logistics Fund Inc 1,120
2,552 (a) Japan Prime Realty Investment Corp 1,564
4,813 Japan Real Estate Investment Corp 3,544
5,416 Japan Retail Fund Investment Corp 3,814
3,114 Kenedix Realty Investment Corp 3,169
1,470,774 Keppel DC REIT 2,504
2,459,004 Keppel REIT 1,709
47,321 Killam Apartment REIT 543
238,920 Kimco Realty Corp 5,369
1,313,283 Kiwi Property Group Ltd 687
319,130 (a) Klepierre 11,981
103,017 Lamar Advertising Co 13,048
1,400 LaSalle Logiport REIT 1,314
1,489,773 Lendlease Global Commercial REIT 623
1,883,990 Link REIT 8,732
2,252,265 LondonMetric Property plc 5,441
131,886 LOTTE Reit Co Ltd 398
330,274 LTC Properties, Inc 12,273
84,191 LXP Industrial Trust 3,895
232,750 Mack-Cali Realty Corp 4,392
4,334,280 Macquarie CountryWide Trust 11,472
1,613,747 (b) Mapletree Industrial Trust 2,448
2,685,000 (b) Mapletree Logistics Trust 2,415
1,791,500 (b) Mapletree Pan Asia Commercial Trust 1,846
70,226 (a) Mercialys S.A 948
1,763,018 Merlin Properties Socimi S.A. 28,724
7,234 Mid-America Apartment Communities, Inc 883
379,864 Millrose Properties, Inc 10,636
187,809 (c) Mindspace Business Parks REIT 889
1,410 (a) Mirai Corp 425
12,031,028 Mirvac Group 14,865
1,136 (a) Mitsubishi Estate Logistics REIT Investment Corp 895
2,417 (a) Mitsui Fudosan Logistics Park, Inc 1,725
14,294 Montea NV 1,089
1,076 (a) Mori Hills REIT Investment Corp 902
1,840 (a) Mori Trust Sogo Reit, Inc 832
926,820 National Storage REIT 1,781
1,126,123 (b) NETSTREIT Corp 21,205
159,806 (b) NexPoint Diversified Real Estate Trust 746
510,259 Nexus Select Trust 811
3,545 Nippon Accommodations Fund, Inc 2,995
2,057 Nippon Building Fund, Inc 1,727
5,130 (a) Nippon ProLogis REIT, Inc 2,767
1,114 (a) NIPPON REIT Investment Corp 625
2,964 (a) Nomura Real Estate Master Fund, Inc 2,927
2,157,800 (a),(b) NTT DC REIT 1,984
3,960 Orix JREIT, Inc 2,414
291,888 Outfront Media, Inc 7,735
312,524 Parkway Life Real Estate Investment Trust 974
1,288,000 Pavilion Real Estate Investment Trust 552
3,161,234 (a) Peker Gayrimenkul Yatirim Ortakligi AS. 1,017
271,664 Phillips Edison & Co, Inc 10,166
63,165 (b) Postal Realty Trust, Inc 1,172
1,058 (a) Premier Investment Co 926
835,639 Primaris REIT 10,362
1,926,590 Primary Health Properties plc 2,317
648,916 ProLogis Property Mexico S.A. de C.V. 2,834
2,689,262 Prologis, Inc 355,467
106,007 Public Storage, Inc 28,715

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
320,959 Realty Income Corp $ 19,636
5,245,015 Redefine Properties Ltd 1,844
113,550 Regency Centers Corp 8,591
1,443,131 Region RE Ltd 2,272
146,010 Reit  Ltd 1,048
230,190 (a),(b) Resilient REIT Ltd 1,096
9,260 Retail Estates NV 711
558,718 Rexford Industrial Realty, Inc 18,287
430,449 (a) Reysas Gayrimenkul Yatirim Ortakligi AS. 283
196,658 RioCan Real Estate Investment Trust 2,685
3,943,000 RL Commercial REIT, Inc 430
92,535 Ryman Hospitality Properties, Inc 8,538
1,486,679 Sabra Health Care REIT, Inc 28,589
165,049 Safestore Holdings plc 1,386
180 (a) Samty Residential Investment Corp 120
493,300 Sasseur REIT 244
5,081,687 Scentre Group 11,725
3,145 (a) Sekisui House Reit, Inc 1,784
623,139 (a) Sella Capital Real Estate Ltd 2,010
8,607,577 Shaftesbury Capital plc 14,526
26,379 (a) Shurgard Self Storage Ltd 763
621,946 Simon Property Group, Inc 116,012
192,300 SITE Centers Corp 1,038
301,966 SK REITs Co Ltd 1,226
171,184 (b) SL Green Realty Corp 6,324
380,085 Slate Grocery REIT 4,142
52,996 SmartCentres REIT 1,015
170,842 (b) Smartstop Self Storage REIT, Inc 5,173
540 (a) SOSiLA Logistics REIT, Inc 413
1,073,993 STAG Industrial, Inc 38,728
2,001 Star Asia Investment Corp 698
1,100,029 Starhill Global REIT 459
2,564,636 Stockland Trust Group 7,699
335,800 Stoneweg Europe Stapled Trust 574
202,531 Sun Communities, Inc 25,511
1,450,800 Suntec Real Estate Investment Trust 1,658
1,425,600 Sunway Real Estate Investment Trust 819
997,869 Supermarket Income Reit plc 1,046
700 (a) Takara Leben Real Estate Investment Corp 384
37,400 Tanger Factory Outlet Centers, Inc 1,271
494,635 Target Healthcare REIT plc 655
652 (a) Tokyu REIT, Inc 810
850,281 Torunlar Gayrimenkul Yatirim Ortakligi AS 1,640
3,434,596 Tritax Big Box REIT plc 6,469
66,753 Unibail-Rodamco-Westfield 7,365
524,809 Unite Group plc 3,180
4,126 United Urban Investment Corp 4,446
56,892 Urban Edge Properties 1,137
7,716 (a) Vastned NV 258
843,180 Ventas, Inc 68,955
1,284,591 VICI Properties, Inc 35,095
2,900,975 Vicinity Ltd 4,733
155,937 Vital Infrastructure Property Trust 592
856,393 Vukile Property Fund Ltd 1,129
137,049 Warehouses De Pauw CVA 3,570
487,131 Waypoint REIT Ltd 795
502,405 (b) Welltower, Inc 99,330
29,828 (a) Wereldhave NV 739
530,113 Weyerhaeuser Co 12,951
105,139 Workspace Group plc 475
247,625 WP Carey, Inc 16,829
26,448 (a) Xior Student Housing NV 813

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
1,991,000 (a) Yuexiu Real Estate Investment Trust $ 196
751,914 Ziraat Gayrimenkul Yatirim Ortakligi AS. 387
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,250,854
FINANCIAL SERVICES - 5.3%
70,700 (a) 360 Finance, Inc (ADR) 913
162,719 360 ONE WAM Ltd 1,644
57,746 (a) Aadhar Housing Finance Ltd 276
33,187 (a) Aavas Financiers Ltd 381
1,376,664 Abrdn plc 3,488
293,000 Acom Co Ltd 866
186,805 (a) Aditya Birla Capital Ltd 582
46,751 Aditya Birla Sun Life Asset Management Co Ltd 438
35,219 (a),(c) Adyen NV 35,249
88,000 Aeon Credit Service M BHD 118
580,400 AEON Financial Service Co Ltd 5,795
65,800 Aeon Thana Sinsap Thailand PCL 180
11,554 Affiliated Managers Group, Inc 3,197
154,913 (a) Affirm Holdings, Inc 7,098
467,904 (b) AGNC Investment Corp 4,693
242,100 (d) Aiful Corp 682
244,991 AJ Bell plc 1,523
843,932 Al Waha Capital PJSC 377
228,879 Allfunds Group PLC 2,284
116,151 Ally Financial, Inc 4,557
871,018 (a) Amanat Holdings PJSC 287
1,498,880 American Express Co 453,381
364,171 Ameriprise Financial, Inc 161,838
1,810,559 AMP Ltd 1,660
29,430 Anand Rathi Wealth Ltd 950
338,530 Angel One Ltd 827
299,327 Annaly Capital Management, Inc 6,331
26,492 (a),(b) Antin Infrastructure Partners S.A. 316
177,166 Apollo Global Management, Inc 19,740
225,103 Aptus Value Housing Finance India Ltd 468
916,357 Ares Management Corp 99,975
378,955 Arzan Financial Group for Financing & Investment KPSC 408
320,933 Ashmore Group plc 898
140,541 Australian Stock Exchange Ltd 5,099
126,245 Authum Investment & Infrastucture Ltd 582
95,933 (a) Avanza Bank Holding AB 3,704
455,284 (a) Azimut Holding S.p.A. 17,299
25,521,829 B3 SA-Brasil Bolsa Balcao 90,659
1,732,036 Bajaj Finance Ltd 14,820
240,991 Bajaj Finserv Ltd 4,186
16,796 Bajaj Holdings & Investment Ltd 1,569
44,028 (a) Banca Generali SpA 2,627
18,692 (a) Banca IFIS S.p.A. 456
492,809 (a) Banca Mediolanum S.p.A 9,985
6,588,636 Banco BTG Pactual S.A. - Unit 71,599
179,488 (b) Banco Latinoamericano de Exportaciones S.A. (Class E) 9,168
1,691,100 (a) Bangkok Commercial Asset Management PCL 368
2,113,046 Bank of New York Mellon Corp 250,671
348,364 (a),(d) BBI EPS Ltd 2
21,400 Beijing Compass Technology Development Co Ltd 306
1,150,946 (a) Berkshire Hathaway, Inc 551,533
135,043 (a),(c) BFF Bank S.p.A 227
5,541,800 BFI Finance Indonesia Tbk PT 232
4,184,541 BGC Group, Inc 40,925
245,020 BlackRock, Inc 235,638
313,571 Blackstone, Inc 36,058
226,114 (a) Block, Inc 13,608
274,273 (b) Blue Owl Capital, Inc 2,504

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
102,000 BOC International China Co Ltd $ 182
338,400 Bolsa Mexicana de Valores SAB de C.V. 716
330,957 (a) Boursa Kuwait Securities Co KPSC 2,883
187,395 (a) Bridgepoint Group Holdings Ltd 584
634,000 (b) Bright Smart Securities & Commodities Group Ltd 949
318,596 Brightsphere Investment Group, Inc 17,338
287,348 Brookfield Asset Management Ltd 12,776
161,065 (b) Brookfield Asset Management Ltd 7,159
2,298,988 Brookfield Corp 93,159
125,534 BSE Ltd 3,614
13,854 (a),(b) Bullish 495
500,620 (a) Bure Equity AB 11,682
1,853,200 Bursa Malaysia BHD 3,911
125,452 Caitong Securities Co Ltd 140
65,294 Can Fin Homes Ltd 553
60,295 Canaccord Financial, Inc 516
166,497 Cannae Holdings, Inc 1,893
535,643 Capital One Financial Corp 97,717
49,700 Capital Securities Co Ltd 118
4,284,000 Capital Securities Corp 3,738
134,691 Capri Global Capital Ltd 240
318,680 Carlyle Group, Inc 15,421
44,205 Cboe Global Markets, Inc 12,425
22,902 (a) Cembra Money Bank AG. 2,833
602,000 (b) Central China Securities Co Ltd 141
552,581 Central Depository Services India Ltd 6,595
110,500 Century Leasing System, Inc 1,430
940,445 Chailease Holding Co Ltd 3,259
391,455 Challenger Financial Services Group Ltd 2,263
228,564 Changjiang Securities Co Ltd 230
1,459,755 Charles Schwab Corp 137,188
1,377,108 (a) Chime Financial, Inc 25,793
2,165,000 China Bills Finance Corp 1,138
772,000 (a) China Everbright Ltd 597
2,171,959 China Galaxy Securities Co Ltd 2,214
279,050 China Galaxy Securities Co Ltd (Class A) 521
129,300 China Great Wall Securities Co Ltd 168
9,137,000 (a),(b),(c) China Huarong Asset Management Co Ltd 929
1,098,937 (c) China International Capital Corp Ltd 2,440
104,900 China International Capital Corp Ltd 497
284,936 China Merchants Securities Co Ltd 642
35,818 (a) Choice International Ltd 232
76,922 Cholamandalam Financial Holdings Ltd 1,116
266,023 Cholamandalam Investment and Finance Co Ltd 3,846
978,965 CITIC Securities Co Ltd 2,998
454,716 CITIC Securities Co Ltd (Class A) 1,596
65,882 (c) CMC Markets plc 300
152,049 CME Group, Inc 44,908
186,420 Cohen & Steers, Inc 11,661
94,293 (a) Coinbase Global, Inc 16,464
613 Compagnie Financiere Tradition S.A. 203
1,015,919 Corebridge Financial, Inc 24,240
143,139 Coronation Fund Managers Ltd 376
70,686 (a) Corpay, Inc 20,569
271,797 (a),(b) Creades AB 1,952
1,599 (a),(b) Credit Acceptance Corp 677
42,622 (b) Credit Corp Group Ltd 319
89,000 Credit Saison Co Ltd 2,326
44,826 (a) CreditAccess Grameen Ltd 553
14,441 (a) CRISIL Ltd 578
170,325 CSC Financial Co Ltd 534
1,096,000 (b) CSSC Hong Kong Shipping Co Ltd 323

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
381,566 (a),(b) CVC Capital Partners plc $ 4,981
17,856 Daishin Securities Co Ltd 429
89,479 Daishin Securities Co Ltd PF 1,393
17,593 Daou Technology, Inc 511
28,227 (a),(b) Dave, Inc 4,914
243,727 (a) Defi Technologies, Inc 138
12,256 Derayah Financial Co 71
62,611 (a) Destek Finans Faktoring AS. 2,650
97,935 Deutsche Boerse AG. 28,690
104,653 (c) Deutsche Pfandbriefbank AG. 364
123,125 Dongxing Securities Co Ltd 222
1,675,555 (a) Dubai Financial Market PJSC 653
581,066 East Money Information Co Ltd 1,606
23,598,415 Edelweiss Financial Services Ltd 25,018
174,691 (a) Edenred 3,480
72,802 EFG International 1,545
2,908,185 E-Finance for Digital & Financial Investments 960
768,414 (a) Egyptian Financial Group-Hermes Holding 355
58,400 Enact Holdings, Inc 2,383
89,533 (a) Encore Capital Group, Inc 6,278
39,920 (a) Enova International, Inc 5,422
289,744 (a) EQT AB 8,990
815,703 Equitable Holdings, Inc 30,271
10,665 (a) Etoro Group Ltd 320
28,447 (a) Eurazeo 1,347
16,680 (a) Euronet Worldwide, Inc 1,107
466,506 (c) Euronext NV 74,912
134,706 Everbright Securities Co Ltd 300
15,525 Evercore Partners, Inc (Class A) 4,634
54,403 EVERTEC, Inc 1,535
15,754 Factset Research Systems, Inc 3,418
512,401 (a) Far East Horizon Ltd 463
1,391,120 (a) Fawry for Banking & Payment Technology Services SAE 437
1,252,100 Fibra MTY SAPI de C.V. 1,065
705,927 Fidelity National Information Services, Inc 33,115
73,519 (b) Fiera Capital Corp 282
14,505 (a),(b) Figure Technology Solutions, Inc 492
45,000 (a) Financial Partners Group Co Ltd 459
74,900 (a),(b) FinVolution Group (ADR) 359
209,325 FirstCash Holdings, Inc 39,353
9,323,398 (b) FirstRand Ltd 47,729
551,388 (a) Fiserv, Inc 30,767
150,320 Five-Star Business Finance Ltd 567
62,438 (a) flatexDEGIRO AG. 2,153
27,419 (a) Flow Traders 872
279,400 (a) Flywire Corp 3,252
58,606 Foresight Group Holdings Ltd 273
304,800 Founder Securities Co Ltd 302
113,531 (b) Franklin Resources, Inc 2,682
7,432 (a),(b) Freedom Holding Corp 1,077
6,563,660 Fuhwa Financial Holdings Co Ltd 9,331
41,100 (a) Futu Holdings Ltd (ADR) 5,621
37,352 Fuyo General Lease Co Ltd 1,011
389,680 GCM Grosvenor, Inc 3,819
838,600 (b) Gentera SAB de C.V. 2,371
21,857 (a) Georgia Capital plc 1,060
659,200 GF Securities Co Ltd 1,225
216,708 GF Securities Co Ltd (Class A) 570
13,694 Gimv NV 722
99,372 Global Payments, Inc 6,688
497,101 (a) GMO Financial Holdings, Inc 2,837
31,700 (a) GMO Payment Gateway, Inc 1,657

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
9,768 (b) goeasy Ltd $ 268
263,183 Goldman Sachs Group, Inc 222,650
22,594 (a) GRENKE AG. 334
118,104 Guolian Securities Co Ltd 157
270,549 Guosen Securities Co Ltd 443
2,202,800 (a),(b) Guotai Junan International Holdings Ltd 659
531,609 Guotai Junan Securities Co Ltd 1,287
1,212,951 (c) Guotai Junan Securities Co Ltd (Hong Kong) 2,080
179,529 Guoyuan Securities Co Ltd 201
38,132 Hamilton Lane, Inc 3,790
76,270 (a) Hanwha Investment & Securities Co Ltd 340
122,822 (c) HDFC Asset Management Co Ltd 2,870
214,302 Helia Group Ltd 786
20,086 Hithink RoyalFlush Information Network Co Ltd 878
215,102 (b) HMC Capital Ltd 354
36,344 (a),(c) Hoist Finance AB 570
58,612 (c) Home First Finance Co India Ltd 565
865,800 Hong Kong Exchanges and Clearing Ltd 43,678
168,500 Hotai Finance Co Ltd 329
22,779 Houlihan Lokey, Inc 3,272
860,340 (b),(c) Huatai Securities Co Ltd 1,643
273,234 Huatai Securities Co Ltd (Class A) 713
61,395 HUB24 Ltd 3,593
3,265 (a) Hypoport SE 276
2,204 IBI Investment House Ltd 228
1,116 ICRA Ltd 59
105,200 (a),(b) iFAST Corp Ltd 740
563,094 (a) IFCI Ltd 289
1,228,173 (a) IG Group Holdings plc 23,387
58,256 (b) IGM Financial, Inc 2,776
177,017 IIFL Finance Ltd 815
90,138 IIFL Securities Ltd 235
14,320 India Shelter Finance Corp Ltd 115
406,577 Indiabulls Housing Finance Ltd 646
288,281 (c) Indian Energy Exchange Ltd 352
303,154 Industrial Securities Co Ltd 260
860,724 (a) Infibeam Avenues Ltd 123
813,336 (b) Infratil Ltd 5,484
1,397,267 IntegraFin Holdings plc 5,720
5,800 (a) Integral Corp 118
181,452 Interactive Brokers Group, Inc (Class A) 12,170
1,008,161 Intercontinental Exchange, Inc 158,564
217,055 Intermediate Capital Group plc 4,452
26,209 Inversiones La Construccion S.A. 549
459,569 Invesco Ltd 11,163
202,924 Investcorp Capital plc 82
191,954 Investec Ltd 1,447
439,659 Investec plc 3,389
377,606 (a) IOOF Holdings Ltd 1,247
712,556 IP Group plc 501
356,843 (a) Is Yatirim Menkul Degerler AS 349
2,800 iShares Core S&P 500 ETF 1,829
395,021 (b) iShares MSCI Canada ETF 21,643
12,500 iShares MSCI EAFE ETF 1,214
6,399 (b) iShares Russell 2000 ETF 1,587
146,395 Isracard Ltd 651
16,725 Jaccs Co Ltd 430
53,849 Jack Henry & Associates, Inc 8,510
807,654 (b) Jafco Co Ltd 11,591
52,273 Janus Henderson Group plc 2,685
357,400 Japan Securities Finance Co Ltd 4,763
64,483 Jefferies Financial Group, Inc 2,661

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
87,000 JF SmartInvest Holdings Ltd $ 323
2,424 (a) Jindal South West Holdings Ltd 293
301,575 JM Financial Ltd 361
454,959 (a) JSE Ltd 4,295
115,891 (c) JTC plc 1,994
279,737 (a) Julius Baer Group Ltd 20,576
347,318 (a) Jupiter Fund Management plc 776
524,615 Katilimevim Tasarruf Finansman AS. 923
76,008 Kfin Technologies Ltd 713
190,585 (a) Kinnevik AB 1,025
10,233 KIWOOM Securities Co Ltd 2,895
528,128 KKR & Co, Inc 48,852
409,839 (a),(b) Klarna Group plc 5,365
25,581 Korea Investment Holdings Co Ltd 3,569
13,457 KRUK S.A. 1,640
751,500 (a) Krungthai Card PCL 688
218,342 L&T Finance Holdings Ltd 559
539,271 (b) L1 Group Ltd 370
1,078,128 Ladder Capital Corp 10,533
38,687 Lazard, Inc 1,643
451,723 (a) LendingClub Corp 6,469
149,500 (a),(b) Lianlian DigiTech Co Ltd 110
227,210 LIC Housing Finance Ltd 1,196
427,366 London Stock Exchange Group plc 50,467
33,717 LPL Financial Holdings, Inc 10,143
167,100 (a) Lufax Holding Ltd (ADR) 312
12,300 (a) M&A Capital Partners Co Ltd 230
4,242,000 M&G plc 15,409
79,232 MA Financial Group Ltd 384
260,288 Macquarie Group Ltd 36,976
1,918,044 Magellan Financial Group Ltd 13,180
24,218 Maharashtra Scooters Ltd 2,859
385,365 Mahindra & Mahindra Financial Services Ltd 1,172
7,937,935 (a) Man Group plc 26,723
413,176 Manappuram Finance Ltd 1,093
124,325 Marex Group plc 5,542
32,945 MarketAxess Holdings, Inc 5,435
126,500 Marui Co Ltd 2,452
34,143 (c) MAS Financial Services Ltd 102
1,799,291 Mastercard, Inc (Class A) 899,034
340,400 Matsui Securities Co Ltd 2,040
26,978 Meitav Investment House Ltd 954
48,329 Meritz Financial Group, Inc 3,665
260,800 MGIC Investment Corp 6,846
145,114 (a) Miami International Holdings, Inc 5,648
122,663 Mirae Asset Daewoo Co Ltd 5,198
3,294 Mivtach Shamir Holdings Ltd 393
105,900 Mizuho Leasing Co Ltd 938
106,332 (a) Molten Ventures plc 648
136,752 Monex Group, Inc 593
65,720 Moody's Corp 28,670
1,107,952 Morgan Stanley 182,336
9,038 Morningstar, Inc 1,528
112,824 Motilal Oswal Financial Services Ltd 761
30,180 MSCI, Inc (Class A) 16,267
493,600 (a) Muangthai Capital PCL 440
93,825 Multi Commodity Exchange of India Ltd 2,398
11,832 Mutares SE & Co KGaA 397
74,375 Muthoot Finance Ltd 2,498
2,219,412 Nasdaq Stock Market, Inc 188,406
1,736,493 (a) National Investments Co KSCP 1,561
23,742 National Securities Depository Ltd 198

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
16,108 (a) NCR Corp ATM $ 702
93,350 Netwealth Group Ltd 1,422
203,465 (b) NewtekOne, Inc 2,228
341,262 (a),(b),(c) Nexi S.p.A 1,271
216,100 (b) Nihon M&A Center Holdings, Inc 875
176,850 Ninety One Ltd 533
181,241 Ninety One plc 547
120,074 (c) Nippon Life India Asset Management Ltd 1,015
276,609 (a) NMI Holdings, Inc 10,376
311,816 Noah Holdings Ltd (ADR) 3,087
106,032 (a) Nordnet AB publ 3,453
56,465 Nuvama Wealth Management Ltd 697
119,593 Okasan Holdings, Inc 633
116,305 (a) One 97 Communications Ltd 1,188
291,060 OneMain Holdings, Inc 15,569
45,575 (a) Onex Corp 3,326
79,567 (a) Oportun Financial Corp 367
623,550 Orient Corp 3,827
226,091 Orient Securities Co Ltd 299
1,441,670 ORIX Corp 42,776
263,345 (a) OSB Group plc 1,832
456,000 (a),(b) OSL Group Ltd 819
6,068,800 (a) Pacific Strategic Financial Tbk PT 405
132,000 (a) Pagseguro Digital Ltd 1,323
142,774 Paragon Group of Cos plc 1,359
15,552 (a) Partners Group 16,763
102,237 (b) Patria Investments Ltd 1,288
396,059 PayPal Holdings, Inc 17,914
188,451 (a) PennyMac Mortgage Investment Trust 2,197
947,581 (a),(b) Pensionbee Group plc 1,772
1,219,989 Perella Weinberg Partners 22,155
83,885 Perpetual Trustees Australia Ltd 933
180,270 (b) Pinnacle Investment Management Group Ltd 1,820
328,648 Piper Sandler Cos 25,158
74,386 (a) Piramal Finance Ltd 1,457
369,742 Plus500 Ltd 20,025
66,554 (b) Pluxee France S.A. 818
146,336 (c) PNB Housing Finance Ltd 1,178
64,698 Polar Capital Holdings plc 528
173,536 (a) Poonawalla Fincorp Ltd 681
926,896 Power Finance Corp Ltd 3,747
735,900 President Securities Corp 748
17,350 (b) Propel Holdings, Inc 232
9,988 Prudent Corporate Advisory Services Ltd 229
2,864,965 (a),(c) Quilter plc 6,621
64,500 Radian Group, Inc 2,134
34,916 (a) Rathbone Brothers 929
693,555 Ratos AB (B Shares) 2,388
75,457 Raymond James Financial, Inc 10,925
759,640 REC Ltd 2,474
83,623 Reinet Investments S.C.A 2,733
21,911,709 Reliance Strategic Investments Ltd 52,337
313,889 (a) Remgro Ltd 3,497
377,000 (a) Remitly Global, Inc 5,908
8,461 Ricoh Leasing Co Ltd 312
493,164 (a),(b) Rithm Capital Corp 4,675
321,042 (a) Robinhood Markets, Inc 22,248
2,532,529 (a) Rocket Cos, Inc 36,089
433,677 S&P Global, Inc 184,460
47,431 Samsung Securities Co Ltd 2,998
30,887 Saudi Tadawul Group Holding Co 1,144
128,132 (a) SBFC Finance Ltd 111

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
179,763 SBI Cards & Payment Services Ltd $ 1,204
365,700 SBI Holdings, Inc 6,771
3,321,663 Schroders plc 25,575
237,100 SDIC Capital Co Ltd 240
43,287 SEI Investments Co 3,397
869,844 Shenwan Hongyuan Group Co Ltd 594
27,459 (a),(b) Shift4 Payments, Inc 1,201
2,574 Shinyoung Securities Co Ltd 322
873,405 Shriram Finance Ltd 8,126
1,982,900 Singapore Exchange Ltd 30,249
84,700 Sinolink Securities Co Ltd 104
85,141 SLM Corp 1,823
30,107 Societe Fonciere Financiere et de Participations FFP 2,161
985,773 (a) SoFi Technologies, Inc 15,654
1,036,800 (b) Sony Financial Holdings, Inc 950
182,535 SooChow Securities Co Ltd 208
4,500 (b) SPDR S&P 500 ETF Trust 2,927
16,820 Sprott, Inc 2,400
559,262 (a) Srisawad Corp PCL 385
392,658 (a) St. James's Place plc 6,196
234,000 State Street Corp 29,615
61,420 StepStone Group, Inc 2,931
63,012 Stifel Financial Corp 4,658
135,100 (a) StoneCo Ltd 1,908
98,580 (a) StoneX Group, Inc 7,950
42,147 Sundaram Finance Ltd 1,944
63,277 (a) Svolder AB 322
8,105 (a) Swissquote Group Holding S.A. 4,026
377,500 (a),(b) SY Holdings Group Ltd 444
319,612 Synchrony Financial 21,740
91,163 T Rowe Price Group, Inc 8,217
84,186 Tamburi Investment Partners S.p.A. 760
412,613 Tata Investment Corp Ltd 2,367
71,399 Tel Aviv Stock Exchange Ltd 3,172
130,173 (a) Tera Yatirim Menkul Degerler AS. 1,040
337,900 Tianfeng Securities Co Ltd 184
1,092,000 TIDLOR Holdings PCL 498
13,227 (a) Tikehau Capital S.C.A 249
350,637 TMX Group Ltd 12,434
112,402 (a) Toast, Inc 2,980
1,244,380 Tokai Tokyo Securities Co Ltd 5,705
4,515,480 (a) TP ICAP Group plc 16,364
58,180 TPG, Inc 2,357
49,203 Tradeweb Markets, Inc 5,789
1,058,597 Turkiye Sinai Kalkinma Bankasi AS 266
2,003,256 UBS Group AG 78,267
1,378,926 UBS Group AG 53,769
5,084 (a) United International Holding Co 170
184,900 (a),(b) UOB-Kay Hian Holdings Ltd 493
692,243 (a) Up Fintech Holding Ltd (ADR) 4,361
43,062 UTI Asset Management Co Ltd 430
94,543 UWM Holdings Corp 342
20,099 (a) Van Lanschot Kempen NV 1,335
56,050 Victory Capital Holdings, Inc 3,670
16,066 (b) Vinci Partners Investments Ltd 169
33,970 Virtu Financial, Inc 1,494
1,238,764 Visa, Inc (Class A) 374,404
21,524 (a) Vontobel Holding AG. 1,864
142,571 WAG Payment Solutions plc 202
294,583 (a) Washington H Soul Pattinson & Co Ltd 8,279
1,961,642 Waterland Financial Holdings 923
1,163,951 (a),(b) Webull Corp 5,587

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
161,530 Wendel $ 14,552
152,603 Western Securities Co Ltd 163
136,107 (b) Western Union Co 1,188
14,323 (a) WEX, Inc 2,192
715,283 (b) WisdomTree, Inc 10,415
384,092 (a) Wise plc 4,625
89,202 Woori Investment & Securities Co Ltd 1,815
1,068,893 (a),(b),(c) Worldline S.A. 322
413,523 XP, Inc 7,873
147,480 XPS Pensions Group plc 566
267,271 (a),(c) XTB S.A. 6,837
41,011,400 Yangzijiang Financial Holding Ltd 8,070
30,314 (a) YD More Investments Ltd 341
1,338,000 (a),(c) Yixin Group Ltd 368
41,655 Yuanta Futures Co Ltd 126
227,985 Yulon Finance Corp 554
621,430 Zenkoku Hosho Co Ltd 12,364
150,791 Zheshang Securities Co Ltd 213
265,600 Zhongtai Securities Co Ltd 235
949,894 (a) Zip Co Ltd 1,062
TOTAL FINANCIAL SERVICES 6,862,837
FOOD, BEVERAGE & TOBACCO - 2.6%
138,531 (a),(b) AAK AB 3,568
87,271 (a) AG. Barr plc 753
221,470 Agthia Group PJSC 215
783,500 Ajinomoto Co, Inc 22,151
2,237,700 (a) Alfa S.A. de C.V. (Class A) 2,235
42,613 Allied Blenders & Distillers Ltd 183
299,258 (a) Almarai Co JSC 3,486
1,530,816 Altria Group, Inc 101,019
2,889,739 Ambev S.A. 8,508
1,545,620 (a) Anadolu Efes Biracilik Ve Malt Sanayii AS 586
27,011 Angel Yeast Co Ltd 159
670,597 (a) Anheuser-Busch InBev S.A. 46,396
11,614 Anhui Gujing Distillery Co Ltd (Class A) 174
9,100 Anjoy Foods Group Co Ltd 92
322,226 (a) Arca Continental SAB de C.V. 3,716
14,672 Ariake Japan Co Ltd 521
17,056 (a),(b) Aryzta AG. 1,342
1,313,300 Asahi Breweries Ltd 13,113
241,511 Associated British Foods plc 6,046
60,698 (a) Austevoll Seafood ASA 653
32,322 Avanti Feeds Ltd 414
244,523 (a) AVI Ltd 1,501
291,769 (a) AWL Agri Business Ltd 547
37,954 (a) Bakkafrost P 1,780
649,881 (a) Baladna 216
99,297 Balrampur Chini Mills Ltd 520
27,211 (b) Barry Callebaut AG. 47,853
222,442 Bega Cheese Ltd 925
1,610,000 Betagro PCL 1,201
53,080 Bikaji Foods International Ltd 351
3,081 Binggrae Co Ltd 146
17,447 Bombay Burmah Trading Co 243
3,439 (a) Boston Beer Co, Inc (Class A) 792
68,314 Britannia Industries Ltd 3,906
4,316,356 British American Tobacco plc 250,602
18,670 (b) Brown-Forman Corp (Class A) 500
60,650 Brown-Forman Corp (Class B) 1,604
236,500 (a) Bumitama Agri Ltd 340
133,243 Bunge Global S.A. 16,949
318,269 C&C Group plc 472

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
10,000 Calavo Growers, Inc $ 258
60,600 (b) Calbee, Inc 1,180
83,026 (b) Campbell Soup Co 1,849
208,100 Carabao Group PCL 244
57,017 Carlsberg AS (Class B) 7,083
118,200 (a) Carlsberg Brewery Malaysia Bhd 494
59,493 CCL Products India Ltd 663
69,242 (a) Celsius Holdings, Inc 2,457
1,040,300 Century Pacific Food, Inc 599
132,800 (a) Charoen Pokphand Enterprise 561
2,375,031 (a) Charoen Pokphand Foods PCL 1,519
4,656,218 Charoen Pokphand Indonesia Tbk PT 1,123
2,380,021 (a),(c) China Feihe Ltd 1,064
4,296,000 (a) China Foods Ltd 2,049
4,375,889 (a),(d) China Huishan Dairy Holdings Co Ltd 6
370,000 (a),(d) China Huiyuan Juice Group Ltd 0 ^
1,898,227 (a) China Mengniu Dairy Co Ltd 4,194
2,404,000 (a),(b) China Modern Dairy Holdings Ltd 421
997,357 (a) China Resources Beer Holdings Company Ltd 3,301
258,200 (a),(b) China Resources Beverage Holdings Co Ltd 289
989,000 (a),(b),(c) China Youran Dairy Group Ltd 488
80 (a) Chocoladefabriken Lindt & Spruengli AG. 11,451
105,958 (a) Cia Cervecerias Unidas S.A. 604
1,221,800 Cisarua Mountain Dairy PT TBK 312
6,201 CJ CheilJedang Corp 901
147,520 (a) Cloetta AB 827
4,551,768 Coca-Cola Co 346,162
51,517 Coca-Cola Consolidated Inc 9,878
248,867 Coca-Cola Europacific Partners plc 22,565
326,783 (b) Coca-Cola Femsa SAB de C.V. 3,185
163,522 Coca-Cola HBC AG. 9,211
97,200 (a) Coca-Cola West Japan Co Ltd 2,205
2,280,000 (a) COFCO Joycome Foods Ltd 372
203,801 ConAgra Brands, Inc 3,204
60,120 Constellation Brands, Inc (Class A) 9,018
40,804 Cranswick plc 2,825
17,278 Daesang Corp 228
386,881 Danone 30,915
163,967 (a) Darling International, Inc 10,141
373,389 (a) Davide Campari-Milano NV 2,668
1,922,500 Dharma Satya Nusantara Tbk PT 191
2,712,964 Diageo plc 50,454
10,370 Dodla Dairy Ltd 108
745,742 Dole plc 10,657
6,907 Dongwon Industries Co Ltd 176
10,900 (a),(b) Dydo Drinco, Inc 180
882,000 Eastern Tobacco 564
19,600 Eastroc Beverage Group Co Ltd 582
464,958 (a) Efor Yatirim Sanayi Ticaret AS. 101
292,115 (a) Embotelladora Andina S.A. 1,234
1,638 (a) Emmi AG. 1,751
36,315 (a) Ezaki Glico Co Ltd 1,352
591,100 Farm Fresh Bhd 352
81,863 (a) Fevertree Drinks plc 826
5,736 (a) First Milling Co 86
1,790,000 (a) First Pacific Co 1,251
339,900 (a) First Resources Ltd 768
79,945 Flowers Foods, Inc 652
1,048,783 (a) Fomento Economico Mexicano S.A. de C.V. 11,580
1,669,503 Fomento Economico Mexicano SAB de C.V. (ADR) 185,415
153,200 (a) Food Empire Holdings Ltd 361
162,461 Foshan Haitian Flavouring & Food Co Ltd 968

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
96,600 Fraser & Neave Holdings Bhd $ 716
19,698 (a) Freshpet, Inc 1,161
34,727 Fuji Oil Co Ltd 795
146,714 Futuris Corp Ltd 735
225,703 General Mills, Inc 8,401
201,400 Genting Plantations BHD 261
251,856 Glanbia plc 4,934
28,701 Godfrey Phillips India Ltd 572
15,265 (c) Godrej Agrovet Ltd 87
5,288,625 (a) Golden Agri-Resources Ltd 1,261
169,572 GrainCorp Ltd-A 778
492,500 Great Wall Enterprise Co Ltd 840
376,712 Greencore Group plc 1,209
43,975 (a) Grieg Seafood ASA 347
95,121 (a),(b) Gruma SAB de C.V. 1,744
796,841 (b) Grupo Bimbo S.A. de C.V. (Series A) 2,672
60,945 Guangdong Haid Group Co Ltd 439
28,045 Harim Holdings Co Ltd 258
172,314 (a) Health & Happiness H&H International Holdings Ltd 265
78,612 (a) Heineken Holding NV 5,595
108,200 Heineken Malaysia Bhd 610
1,201,394 Heineken NV 92,409
108,323 Henan Shuanghui Investment & Development Co Ltd 447
61,642 Hershey Co 12,815
1,103,163 (a) Hilton Food Group plc 7,461
33,088 (a) Hindustan Foods Ltd 179
22,675 Hite Jinro Co Ltd 252
927,202 Hormel Foods Corp 21,001
40,462 House Foods Corp 777
1,040,698 Imperial Tobacco Group plc 42,198
294,604 (b) Inghams Group Ltd 405
26,698 Ingredion, Inc 3,008
235,453 Inner Mongolia Yili Industrial Group Co Ltd 902
9,135,000 (a),(d) Inti Agri Resources Tbk PT 0 ^
1,498,706 IOI Corp BHD 1,569
424,500 I-TAIL Corp PCL 203
1,866,760 ITC Ltd 5,704
38,700 (a) Ito En Ltd 726
19,240 Itoham Yonekyu Holdings, Inc 698
43,850 J.M. Smucker Co 4,229
4,217,800 (a) Japan Tobacco, Inc 161,811
4,685,000 Japfa Comfeed Indonesia Tbk PT 655
246,871 (a) JBS NV 4,434
35,526 Jiangsu King's Luck Brewery JSC Ltd 137
50,881 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 375
7,876 (a) John B Sanfilippo & Son, Inc 625
565,900 Johor Plantations Group Bhd 258
60,646 (a) Kagome Co Ltd 1,076
30,900 Kameda Seika Co Ltd 282
2,144 Kerry Group plc (Class A) 171
739,719 Keurig Dr Pepper, Inc 19,477
75,097 (a) Kewpie Corp 1,907
583,500 Kikkoman Corp 5,297
672,600 (a) Kirin Brewery Co Ltd 10,698
80,800 (b) Kotobuki Spirits Co Ltd 941
361,272 Kraft Heinz Co 8,125
42,521 KRBL Ltd 127
58,037 KT&G Corp 6,241
314,695 Kuala Lumpur Kepong BHD 1,680
513,534 (a) Kwality Wall's India Ltd 122
45,943 Kweichow Moutai Co Ltd 9,675
6,516 KWS Saat AG. 574

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
122,189 Lamb Weston Holdings, Inc $ 5,164
14,072 Lancaster Colony Corp 1,947
2,383 (a) Lassonde Industries, Inc 390
189,607 (a) Leroy Seafood Group ASA 969
94,965 Lian HWA Food Corp 278
757,164 Lien Hwa Industrial Corp 1,075
34,100 (b) Lifedrink Co, Inc 258
705 (a) Lindt & Spruengli AG. 9,900
2,910 Lotte Chilsung Beverage Co Ltd 222
2,162 Lotte Wellfood Co Ltd 161
307 (a),(b) Lotus Bakeries NV 3,466
113,162 LT Foods Ltd 440
52,923 Luzhou Laojiao Co Ltd 807
30,500 (a) M Dias Branco S.A. 135
304,679 (a) Magnum Ice Cream Co NV 4,476
242,188 (a) Magnum Ice Cream Co NV 3,555
13,126 Manorama Industries Ltd 160
257,186 Maple Leaf Foods, Inc 5,546
327,484 Marico Ltd 2,556
87,300 Maruha Nichiro Corp 813
386,199 MBRF Global Foods Co S.A. 1,613
107,134 McCormick & Co, Inc 5,404
36,187 Megmilk Snow Brand Co Ltd 739
181,200 MEIJI Holdings Co Ltd 4,419
74,407 (a) Mezzan Holding Co KSCC 275
348,400 (a) Minerva S.A. 286
11,700 Mitsui Sugar Co Ltd 252
19,103 Modern Mills Co 143
69,975 Molson Coors Brewing Co (Class B) 3,013
2,006,400 (a),(c) Monde Nissin Corp 221
4,946,684 Mondelez International, Inc 285,127
1,577,837 (a) Monster Beverage Corp 114,330
49,358 Morinaga & Co Ltd 843
53,026 Morinaga Milk Industry Co Ltd 1,601
349,621 Mowi ASA 7,952
23,002 (a) MP Evans Group plc 457
97,755 Mrs Bectors Food Specialities Ltd 187
198,238 Muyuan Foods Co Ltd 1,197
116,992 (a) National Agriculture Development Co 557
423,268 Nestle India Ltd 5,260
43,814 (a) Nestle Malaysia Bhd 1,073
1,939,787 Nestle S.A. 190,276
7,713 (a) Neto Malinda Trading Ltd 379
132,605 New Hope Liuhe Co Ltd 158
13,521 (a) Newlat Food S.p.A 329
155,384 Nichirei Corp 1,928
35,197 Nippon Flour Mills Co Ltd 602
63,700 Nippon Meat Packers, Inc 2,829
204,759 Nippon Suisan Kaisha Ltd 1,746
63,666 Nisshin Oillio Group Ltd 767
152,700 Nisshin Seifun Group, Inc 2,016
140,600 (b) Nissin Food Products Co Ltd 2,669
1,245,400 (c) Nongfu Spring Co Ltd 7,531
2,592 NongShim Co Ltd 635
45,470 Orion Corp/Republic of Korea 3,934
19,727 Orion Holdings Corp 306
526,872 Orkla ASA 6,630
706,100 (a) Osotspa PCL 322
1,332 Ottogi Corp 319
1,265,431 PepsiCo, Inc 196,509
122,403 Pernod-Ricard S.A. 9,102
1,495 Philip Morris CR AS. 1,326

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
3,219,884 Philip Morris International, Inc $ 532,376
17,712 Pilgrim's Pride Corp 669
19,495 (a) Post Holdings, Inc 1,927
442,800 (a) PPB Group BHD 1,319
2,382,048 Premier Foods plc 5,827
37,143 (b) Premium Brands Holdings Corp 2,193
92,038 Prima Meat Packers Ltd 1,599
108,125 Primo Brands Corp 2,036
409,800 PT Astra Agro Lestari Tbk 182
282,700 PT Gudang Garam Tbk 235
2,483,600 PT Indofood Sukses Makmur Tbk 927
1,007,700 QL Resources Bhd 921
60,269 Radico Khaitan Ltd 1,686
17,713 (b) Remy Cointreau S.A. 766
13,700 Riken Vitamin Co Ltd 250
208,700 RLX Technology, Inc (ADR) 459
55,395 (b) Rogers Sugar, Inc 266
37,631 (a) Royal Unibrew A.S. 3,053
14,294 S Foods, Inc 271
19,255 (a) Sakata Seed Corp 525
50,583 (a) Salmar ASA 2,952
2,626 Samyang Foods Co Ltd 2,129
124,300 Sao Martinho S.A. 509
238,430 (a) Sapporo Holdings Ltd 2,571
173,254 Saputo, Inc 5,413
11,288 Saudia Dairy & Foodstuff Co 630
116,506 Savola Group 815
2,975,600 Sawit Sumbermas Sarana Tbk PT 256
384,572 (a),(c) Scandinavian Tobacco Group A.S. 4,051
9,571 (a) Schouw & Co 988
109 Seaboard Corp 616
43,242 Shanxi Xinghuacun Fen Wine Factory Co Ltd 900
10,387 Showa Sangyo Co Ltd 214
529,285 (a) Shree Renuka Sugars Ltd 156
1,249,078 (a) Sime Darby Plantation Bhd 1,866
153,173 SLC Agricola S.A. 553
228,489 (a) Smithfield Foods, Inc 6,391
1,146,171 (a),(b),(c) Smoore International Holdings Ltd 1,308
263,000 Standard Foods Corp 255
160,000 (a),(b) Star Plus Legend Holdings Ltd 120
43,737 (a) Strauss Group Ltd 1,922
45,349 (a) Suedzucker AG. 686
60,641 (a) SunOpta, Inc 394
120,200 (a) Suntory Beverage & Food Ltd 3,394
100,303 (b) Takara Holdings, Inc 985
374,515 Tata Consumer Products Ltd 4,028
1,314,550 Tate & Lyle plc 6,299
2,271,800 Thai Union Group PCL 776
399,230 Thai Vegetable Oil PCL (Foreign) 303
121,990 Tiger Brands Ltd 2,186
87,716 Tilaknagar Industries Ltd 392
1,251,301 (a) Tingyi Cayman Islands Holding Corp 2,089
66,600 Toyo Suisan Kaisha Ltd 4,684
614,454 (b) Treasury Wine Estates Ltd 1,586
80,900 Tres Tentos Agroindustrial S.A. 250
2,300,700 Triputra Agro Persada PT 257
52,366 Triveni Engineering & Industries Ltd 212
389,471 Tsingtao Brewery Co Ltd 2,419
16,493 Tsingtao Brewery Co Ltd (Class A) 148
18,000 Ttet Union Corp 84
45,120 Turning Point Brands, Inc 3,916
117,086 Tyson Foods, Inc (Class A) 7,502

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
157,689 Ulker Biskuvi Sanayi AS $ 418
2,958,934 Uni-President Enterprises Corp 6,609
742,500 (a) United Plantations BHD 6,247
186,672 United Spirits Ltd 2,399
600,790 (a) Universal Robina Corp 651
858,695 Varun Beverages Ltd 3,512
394,738 (a) Vina Concha y Toro S.A. 377
30,359 Viscofan S.A. 2,114
30,447 (a) Vita Coco Co, Inc 1,459
462,000 (b) Vitasoy International Holdings Ltd 368
3,058,694 Want Want China Holdings Ltd 1,810
235,670 Wens Foodstuffs Group Co Ltd 567
175,790 (a),(b) Westrock Coffee Co 747
7,187,500 (a),(c) WH Group Ltd 9,448
1,666,700 Wilmar International Ltd 5,007
138,021 Wuliangye Yibin Co Ltd 2,073
181,300 (b) Yakult Honsha Co Ltd 3,034
91,500 (a) Yamazaki Baking Co Ltd 2,045
61,400 Yantai Changyu Pioneer Wine Co 60
390,000 (a) Yihai International Holding Ltd 815
65,760 Zydus Wellness Ltd 299
TOTAL FOOD, BEVERAGE & TOBACCO 3,367,583
HEALTH CARE EQUIPMENT & SERVICES - 2.5%
334,795 (a),(b) 4DMedical Ltd 1,309
3,797,343 Abbott Laboratories 389,873
37,978 (a),(b) Acadia Healthcare Co, Inc 888
33,677 (a) Addus HomeCare Corp 3,154
180,716 (a) Advanced Medical Solutions Group plc 464
109,949 Aier Eye Hospital Group Co Ltd 152
444,000 (a),(c) AK Medical Holdings Ltd 353
65,666 Al Hammadi Holding 467
233,461 Alcon, Inc 17,647
122,200 Alfresa Holdings Corp 1,973
312,361 (a) Alignment Healthcare, Inc 5,504
7,838 Almoosa Health Co 290
1,563,717 (a) Alphatec Holdings, Inc 17,013
1,044,569 (a),(c) Ambea AB 14,785
140,553 Ambu A.S. 1,502
160,393 AmerisourceBergen Corp 50,386
1,045,897 (a),(b) Amplifon S.p.A. 11,539
44,800 (a),(c) Angelalign Technology, Inc 424
743,159 (a) Angiodynamics, Inc 8,450
108,985 Ansell Ltd 2,139
213,150 (a) Anteris Technologies Global Corp 1,183
54,752 Apollo Hospitals Enterprise Ltd 4,326
4,626 APT Medical, Inc 168
1,521,961 (a),(b) Arjo AB 4,049
43,088 As One Corp 607
378,700 (a) Asahi Intecc Co Ltd 8,087
147,270 (a) Asker Healthcare Group AB 1,090
174,540 (a),(c) Aster DM Healthcare Ltd 1,241
1,398,698 (a),(c) Attendo AB 15,064
1,141,241 (a) Aveanna Healthcare Holdings, Inc 7,350
1,076,200 (a) Bangkok Chain Hospital PCL 320
2,186,171 Bangkok Dusit Medical Services PCL 1,240
210,417 (b) Baxter International, Inc 3,535
38,490 Becton Dickinson & Co 6,052
25,353 (a) BioMerieux 2,709
20,345 BML, Inc 527
2,681,539 (a) Boston Scientific Corp 168,267
507,905 (a) BrightSpring Health Services, Inc 21,642
608,234 (a) Brookdale Senior Living, Inc 8,321

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
116,938 Bumrungrad Hospital PCL $ 584
383,300 (a) Butterfly Network, Inc 1,549
131,549 Cardinal Health, Inc 27,798
26,592 Carl Zeiss Meditec AG. 764
108,902 (a) Castle Biosciences, Inc 2,674
278,088 (a) Centene Corp 9,105
50,895 (a) Certara, Inc 290
42,707 (a) Chabiotech Co Ltd 500
172,034 Chartwell Retirement Residences 2,488
5,924 Chemed Corp 2,238
723,500 (a),(b) China Resources Medical Holdings Co Ltd 250
4,203,000 (a) Chularat Hospital PCL 181
554,722 Cigna Group 147,972
14,752 Classys, Inc 501
45,000 Cochlear Ltd 5,295
81,297 Coloplast A.S. 5,538
1,228,041 (a),(c) ConvaTec Group plc 3,542
21,586 Craneware plc 380
24,100 (a),(b) Cross Country Healthcare, Inc 227
50,388 CVS Group plc 753
1,378,056 CVS Health Corp 98,972
22,023 Dallah Healthcare Co 777
14,961 (a) DaVita, Inc 2,299
36,954 (a),(b) Delcath Systems, Inc 343
58,655 (a) Demant A.S. 1,777
450,203 (a) DexCom, Inc 28,273
8,810 Diagnostyka S.A. 407
14,385 (a) DiaSorin S.p.A. 1,008
154,144 (a) Doximity, Inc 3,592
41,800 (a) Dr Agarwal's Health Care Ltd 179
61,740 (c) Dr Lal PathLabs Ltd 860
31,751 Dr Soliman Abdel Kader Fakeeh Hospital Co 286
17,508 Dr Sulaiman Al Habib Medical Services Group Co 1,203
6,027 (a) Draegerwerk AG. 641
559,303 EBOS Group Ltd 7,151
33,810 (a) Eckert & Ziegler Strahlen- und Medizintechnik AG. 583
435,073 (a) Edwards Lifesciences Corp 34,841
20,000 Eiken Chemical Co Ltd 392
30,887 (a) El.En. S.p.A 439
274,322 (b) Elekta AB (B Shares) 1,623
689,422 Elevance Health, Inc 201,828
42,440 Encompass Health Corp 4,105
532,509 (a) Enovis Corp 12,115
65,380 Ensign Group, Inc 13,174
5,401 (a) Entero Healthcare Solutions Ltd 72
176,012 (a) Envista Holdings Corp 4,465
5,186 Equasens 242
488,193 Essilor International S.A. 113,761
200,657 (a),(b) Establishment Labs Holdings, Inc 11,393
55,736 (b) Extendicare, Inc 1,055
204,353 Fagron NV 5,134
251,036 Fisher & Paykel Healthcare Corp 5,443
4,581,141 Fleury S.A. 14,089
111,565 Fortis Healthcare Ltd 945
787,045 Fresenius Medical Care AG. 35,667
16,400 Fukuda Denshi Co Ltd 1,012
37,840 (a),(c) Galenica AG. 4,308
241,756 GE HealthCare Technologies, Inc 17,208
635,000 (c) Genertec Universal Medical Group Co Ltd 471
170,097 (a) Getinge AB (B Shares) 3,434
125,653 (a) Glaukos Corp 13,528
66,947 Global Health Ltd 684

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
10,212 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd $ 34
59,900 (a) Guardant Health, Inc 5,533
348,932 (a) Guardian Pharmacy Services, Inc 13,141
95,500 (a) Gushengtang Holdings Ltd 335
48,989 (a),(b),(c) GVS S.p.A 203
16,712 Hanmi Science Co Ltd 421
242,500 (a),(c) Hapvida Participacoes e Investimentos S.A. 473
1,346,900 (a) Hartalega Holdings Bhd 382
193,901 HCA, Inc 91,762
20,633 (a) HealthCare Global Enterprises Ltd 114
255,125 (a) HealthEquity, Inc 21,321
42,992 (a) Henry Schein, Inc 3,169
34,000 (a) HERON NEUTRON MEDICAL CORP 353
72,240 (a) HLB, Inc 2,387
920,300 Hoya Corp 159,544
21,978 Huadong Medicine Co Ltd 113
66,481 Humana, Inc 11,527
268,000 (a),(b),(c) Hygeia Healthcare Holdings Co Ltd 392
33,870 (a) ICU Medical, Inc 4,374
42,690 (a) IDEXX Laboratories, Inc 23,987
1,361,089 IHH Healthcare Bhd 3,030
42,752 (a) Inmode Ltd 585
161,868 (a) Innovage Holding Corp 1,298
311,344 (a),(b) Inogen, Inc 1,924
518,568 (a) Intuitive Surgical, Inc 239,055
27,157 (a) Inventurus Knowledge Solutions Ltd 383
41,364 (a) iRhythm Technologies, Inc 4,882
41,600 Japan Lifeline Co Ltd 364
9,150 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 45
1,497,500 (a),(c) Jinxin Fertility Group Ltd 458
20,000 (a),(b) JMDC, Inc 419
10,848 Jupiter Life Line Hospitals Ltd 147
457,455 Koninklijke Philips Electronics NV 12,512
68,038 (a) Korian-Medica 284
1,189,600 Kossan Rubber Industries Bhd 353
2,926 Kovai Medical Center and Hospital Ltd 155
1,458,800 KPJ Healthcare Bhd 1,240
178,930 (a),(c) Krishna Institute of Medical Sciences Ltd 1,187
46,066 Labcorp Holdings, Inc 12,291
3,420,728 Life Healthcare Group Holdings Ltd 2,335
509,349 (a) LifeStance Health Group, Inc 3,245
2,538,000 (a) Lifetech Scientific Corp 549
370,034 (a) LivaNova plc 23,519
21,480 (a) Lunit, Inc 475
1,381,600 (b) M3, Inc 14,181
60,663 (a) Mani, Inc 585
24,373 (a) Masimo Corp 4,335
153,590 Max Healthcare Institute Ltd 1,576
118,573 McKesson Corp 102,608
5,388 (a),(c) Medacta Group S.A. 1,018
139,700 Mediceo Paltac Holdings Co Ltd 2,623
118,853 (a) Medicover AB 2,363
7,239,500 Medikaloka Hermina Tbk PT 567
137,135 (a) Medline, Inc 6,102
197,000 (a),(c) Medlive Technology Co Ltd 213
587,739 Medtronic plc 50,928
44,084 (b) Menicon Co Ltd 481
260,339 (a) Merit Medical Systems, Inc 17,945
97,468 (c) Metropolis Healthcare Ltd 452
224,000 (a),(b) MicroPort NeuroTech Ltd 304
2,378,600 (a) Microport Scientific Corp 2,919
34,426 Middle East Healthcare Co 320

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
43,600 (b) Miraca Holdings, Inc $ 887
4,158,100 Mitra Keluarga Karyasehat Tbk PT 511
64,461 (a),(c) MLP Saglik Hizmetleri AS. 623
28,361 (a) Molina Healthcare, Inc 3,781
18,697 Mouwasat Medical Services Co 362
180,030 (a),(b) Myomo, Inc 122
52,122 (a) Nakanishi, Inc 905
173,601 (a),(b) Nanosonics Ltd 453
53,796 Narayana Hrudayalaya Ltd 919
17,144 National Medical Care Co 630
1,030,394 Network Healthcare Holdings Ltd 1,006
58,053 (a),(b) NeuroPace, Inc 763
220,500 (a),(c),(d) New Horizon Health Ltd 0 ^
122,254 Nihon Kohden Corp 1,147
109,152 Nipro Corp 1,075
159,379 (a),(d) NMC Health plc 0 ^
198,550 Odontoprev S.A. 515
593,800 Olympus Corp 5,657
602,611 (a) Option Care Health, Inc 16,222
55,766 (a) Orpea S.A. 854
96,082 (a) Orthofix Medical, Inc 1,102
131,592 (a) OrthoPediatrics Corp 2,088
109,290 (a) PACS Group, Inc 3,510
347,653 (a) Pediatrix Medical Group, Inc 7,436
33,885 Pegavision Corp 298
358,473 (a) Pennant Group, Inc 10,926
15,362 (a) Penumbra, Inc 5,044
20,700 PHC Holdings Corp 145
407,299 (a) Phreesia, Inc 3,413
79,000 (a),(d) Pihsiang Machinery Manufacturing Co Ltd 0 ^
23,620 Poly Medicure Ltd 300
547,475 (a),(b) PolyNovo Ltd 361
223,460 (a) Privia Health Group, Inc 4,597
41,578 Pro Medicus Ltd 3,427
172,800 (a) Progyny, Inc 2,934
155,168 Quest Diagnostics, Inc 30,410
270,604 (a) RadNet, Inc 15,124
944,199 (a) Raffles Medical Group Ltd 742
41,762 Rainbow Children's Medicare Ltd 520
149,149 Ramsay Health Care Ltd 4,057
23,387 (a),(b) RaySearch Laboratories AB 478
712,876 (c) Rede D'Or Sao Luiz S.A. 5,363
125,637 Regis Healthcare Ltd 537
59,970 Resmed, Inc 13,462
16,325 (a) Revenio Group Oyj 361
491,300 (b) Riverstone Holdings Ltd 263
713,408 (a) Ryman Healthcare Ltd 870
9,670 (a) Sanara Medtech, Inc 166
291,840 Saudi Chemical Co Holding 635
26,826 SD Biosensor, Inc 138
103,364 Sectra AB 2,487
102,883 (a) Selcuk Ecza Deposu Ticaret ve Sanayi A.S. 186
503,082 (a) Shandong Weigao Group Medical Polymer Co Ltd 242
133,000 (a) Shanghai Conant Optical Co Ltd 793
274,500 (a),(b) Shanghai MicroPort MedBot Group Co Ltd 895
25,932 Shanghai Pharmaceuticals Holding Co Ltd - A 64
9,520 Shanghai United Imaging Healthcare Co Ltd 155
14,222 Shenzhen Mindray Bio-Medical Electronics Co Ltd 342
7,300 Shenzhen New Industries Biomedical Engineering Co Ltd 52
57,836 Ship Healthcare Holdings, Inc 893
788,210 (a) SI-BONE, Inc 9,955
579,930 (c) Siemens Healthineers AG. 24,743

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
70,001 Sienna Senior Living, Inc $ 1,089
22,849 (a),(b) Sight Sciences, Inc 86
3,734,263 Sigma Healthcare Ltd 6,901
262,587 (a) Sinopharm Group Co Ltd 681
488,058 Smith & Nephew plc 7,733
60,644 (a) Solventum Corp 3,960
15,000 (a) Sonida Senior Living, Inc 484
30,659 Sonova Holdings AG 6,991
222,121 (c) Spire Healthcare Group plc 431
1,145,900 (a) Sri Trang Gloves Thailand PCL 389
40,330 (b) STERIS plc 8,918
67,565 (a),(b) Straumann Holding AG. 7,069
277,461 (a),(b) Strive, Inc 2,780
407,469 Stryker Corp 133,890
170,610 (a) Sunway Healthcare Holdings bhd 84
127,300 Suzuken Co Ltd 4,817
315,300 Sysmex Corp 2,750
89,900 (a) Tandem Diabetes Care, Inc 1,723
157,922 (a) Tenet Healthcare Corp 29,801
898,300 Terumo Corp 12,068
38,830 (b) Toho Pharmaceutical Co Ltd 1,165
4,061,700 Top Glove Corp Bhd 692
179,950 (a) Uniphar plc 803
866,489 UnitedHealth Group, Inc 234,463
22,204 Universal Health Services, Inc (Class B) 3,974
30,000 (a) Varex Imaging Corp 318
373,499 (a) Veeva Systems, Inc 65,609
38,093 Vijaya Diagnostic Centre Pvt Ltd 349
125,248 (a),(b) Vimian Group AB 370
174,279 (a),(b) Well Health Technologies Corp 481
36,711 Won Tech Co Ltd 168
20,342 (a),(b) Xvivo Perfusion AB 502
14,946 (a) Yatharth Hospital & Trauma Care Services Ltd 98
523,300 (a),(b),(c) Yidu Tech, Inc 332
3,125 (b) Ypsomed Holding AG. 1,096
3,168,200 (a) YSB, Inc 2,084
258,486 Zimmer Biomet Holdings, Inc 23,372
122,000 (a),(c) Zylox-Tonbridge Medical Technology Co Ltd 364
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,271,149
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
48,420 Al Majed for Oud Co 2,184
18,383 Amorepacific Corp 1,695
21,325 AMOREPACIFIC Group 398
15,008 APR Corp 3,424
58,855 (a) Beiersdorf AG. 5,290
49,573 (a) BellRing Brands, Inc 798
892,500 (a),(c) Blue Moon Group Holdings Ltd 328
101,682 Church & Dwight Co, Inc 9,489
51,545 (a) Clorox Co 5,342
340,182 Colgate-Palmolive Co 28,994
78,880 Colgate-Palmolive India Ltd 1,488
6,462 Cosmax, Inc 854
147,839 (a) Coty, Inc 297
339,087 Dabur India Ltd 1,467
2,747 (a) D'Alba Global Co Ltd 261
10,830 (a) Earth Chemical Co Ltd 325
90,363 (a) EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS 213
24,500 (a) elf Beauty, Inc 1,485
591,294 Emami Ltd 2,471
451,893 (b) Essity AB 11,646
138,935 Estee Lauder Cos (Class A) 9,971
245,200 (a),(b),(c) Giant Biogene Holding Co ltd 867

SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
4,058 Gillette India Ltd $ 310
258,745 Godrej Consumer Products Ltd 2,710
95,000 (a) Grape King Bio Ltd 362
394,136 (a) Hengan International Group Co Ltd 1,395
78,029 Henkel KGaA 5,605
120,399 (a) Henkel KGaA (Preference) 9,301
236,465 (a) Herbalife Ltd 3,481
506,947 Hindustan Lever Ltd 11,049
74,570 (a) Honasa Consumer Ltd 239
51,950,700 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,574
18,356 (a) Inter Parfums S.A. 488
41,420 (a),(b) Intercos S.p.A 594
33,398 (c) Jamieson Wellness, Inc 826
126,668 Jyothy Labs Ltd 265
94,500 (a) Kao Corp 3,679
3,586,575 Kenvue, Inc 61,833
140,609 Kimberly-Clark Corp 13,565
918,018 (a) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,173
35,000 (a) Kobayashi Pharmaceutical Co Ltd 1,307
12,403 Kolmar Korea Co Ltd 639
25,100 (a) Kose Corp 939
6,269 LG Household & Health Care Ltd 1,035
192,200 (a) Lion Corp 2,016
348,304 (a) L'Oreal S.A. 142,209
15,398 (a) Milbon Co Ltd 263
7,900 (a) MTG Co Ltd 309
666,700 (a) Natura Cosmeticos S.A. 1,344
142,972 (a) Nature's Sunshine Products, Inc 3,430
97,500 (a) Noevir Holdings Co Ltd 2,795
29,930 (a),(b) Oddity Tech Ltd 400
47,070 (a),(b) Ontex Group NV 197
3,381 (a) Pharmanutra S.p.A 311
1,024,300 (a) Pigeon Corp 10,540
60,400 (a) Pola Orbis Holdings, Inc 501
2,809,837 Procter & Gamble Co 405,853
645,848 Reckitt Benckiser Group plc 43,427
226,243 Reynolds Consumer Products, Inc 4,792
141,890 Rohto Pharmaceutical Co Ltd 2,180
23,816 Sarantis S.A. 385
50,500 (a),(b) Shanghai Chicmax Cosmetic Co Ltd 342
57,100 (a) Shiseido Co Ltd 1,167
805,300 (a) Uni-Charm Corp 4,721
3,112,413 Unilever plc 170,869
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,010,707
INSURANCE - 2.4%
157,596 (a) Admiral Group plc 6,592
2,323,380 (a) Aegon NV 16,991
13,828,989 (a) AIA Group Ltd 153,658
28,856 (a) Al Rajhi Co for Co-operative Insurance 813
429,491 Allianz AG. 181,382
519,469 Allstate Corp 107,707
3,162,793 (a) Alm Brand AS 7,700
676,348 (a) AMBAC Financial Group, Inc 3,145
20,675 American Integrity Insurance Group, Inc 399
1,235,267 American International Group, Inc 92,954
43,558 Anadolu Hayat Emeklilik AS 106
544,956 (a) Anadolu Sigorta 334
271,206 Aon plc 87,540
646,495 (a),(b) Arch Capital Group Ltd 62,057
212,242 (a) ASR Nederland NV 14,612
1,087,415 Assicurazioni Generali S.p.A. 43,748
21,081 Assurant, Inc 4,592

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
19,050 Assured Guaranty Ltd $ 1,552
491,821 (a) Ategrity Specialty Holdings LLC 9,723
88,947 AUB Group Ltd 1,499
4,345,601 Aviva plc 34,875
2,269,007 AXA S.A. 104,264
761,213 Axis Capital Holdings Ltd 77,195
791,300 (a) Bangkok Life Assurance PCL 491
206,700 (a) Bangkok Life Assurance PCL 128
242,500 (a) Bangkok Life Assurance PCL 150
425,146 BB Seguridade Participacoes S.A. 2,857
452,314 Beazley plc 7,642
23,993 (a) Brighthouse Financial, Inc 1,437
21,681 Brookfield Wealth Solutions Ltd 900
51,414 Bupa Arabia for Cooperative Insurance Co 2,449
390,100 (a) Caixa Seguridade Participacoes S 1,382
67,167 (a) Canara HSBC Life Insurance Co Ltd 101
5,840,215 Cathay Financial Holding Co Ltd 13,058
225,000 Central Reinsurance Co Ltd 218
104,164 (a) Chesnara plc 414
9,711,951 China Development Financial Holding Corp 5,966
898,132 (a) China Insurance International Holdings Co Ltd 2,372
4,569,790 (a) China Life Insurance Co Ltd 14,579
108,275 (a) China Life Insurance Co Ltd (Class A) 575
264,400 China Pacific Insurance Group Co Ltd - A 1,433
1,630,009 China Pacific Insurance Group Co Ltd - H 6,676
483,326 Chubb Ltd 157,530
54,265 (a) Clal Insurance Enterprises Holdings Ltd 3,874
173,980 CNO Financial Group, Inc 7,144
44,960 Co for Cooperative Insurance 1,547
78,162 Coface S.A. 1,361
127,847 Conduit Holdings Ltd 712
3,630,000 (a),(d) Convoy Global Holdings Ltd 5
161,584 Definity Financial Corp 7,607
356,858 Discovery Ltd 5,236
28,040 Dongbu Insurance Co Ltd 3,145
60,947 Everest Re Group Ltd 19,920
40,910 (a) Exzeo Group, Inc 600
290,629 F&G Annuities & Life, Inc 7,359
14,442 Fairfax Financial Holdings Ltd 24,608
482,808 Fidelity National Financial, Inc 22,393
5,131,965 Fubon Financial Holding Co Ltd 14,050
105,400 (a),(b) FWD Group Holdings Ltd 409
143,069 Gallagher (Arthur J.) & Co 30,986
220,771 (b) Generation Development Group Ltd 655
4,579,630 (a) Genworth Financial, Inc (Class A) 37,187
85,749 Gjensidige Forsikring ASA 2,243
830,221 Globe Life, Inc 115,542
159,385 (a) Go Digit General Insurance Ltd 554
190,811 Great-West Lifeco Inc 8,936
1,412,294 Hamilton Insurance Group Ltd 42,129
100,529 (a) Hannover Rueckversicherung AG. 31,606
17,800 Hanover Insurance Group, Inc 3,086
228,654 Hanwha Life Insurance Co Ltd 693
85,467 (a) Harel Insurance Investments & Financial Services Ltd 4,766
4,335,498 (c) HDFC Life Insurance Co Ltd 27,246
144,402 Helvetia Holding AG. 37,373
93,394 (a) Hippo Holdings, Inc 2,434
1,164,516 (a) Hiscox Ltd 23,506
193,235 Hyundai Marine & Fire Insurance Co Ltd 3,911
64,761 iA Financial Corp, Inc 7,187
146,432 (c) ICICI Lombard General Insurance Co Ltd 2,668
231,516 (c) ICICI Prudential Life Insurance Co Ltd 1,252

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
5,684 (a) IDI Insurance Co Ltd $ 379
1,700,320 Insurance Australia Group Ltd 8,611
125,156 Intact Financial Corp 22,679
33,053 (a) IRB-Brasil Resseguros S.A. 348
735,246 (a) Just Group plc 2,131
25,787 Kemper Corp 788
109,168 Korean Reinsurance Co 887
163,371 (a) Lancashire Holdings Ltd 1,269
185,683 (a) Lemonade, Inc 11,639
46,600 (a),(b) Lifenet Insurance Co 598
446,517 (a) Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 609
319,873 (a) Mandatum Holding Oy 2,566
1,176,995 Manulife Financial Corp 40,545
1,192,313 Marsh & McLennan Cos, Inc 206,807
872,974 (a) Max Financial Services Ltd 13,820
1,979,755 Medibank Pvt Ltd 5,990
17,156 (a) Menora Mivtachim Holdings Ltd 2,498
2,560,187 Mercuries Life Insurance Co Ltd 612
113,283 Mercury General Corp 9,986
568,524 Metlife, Inc 40,206
415,109 (a) Migdal Insurance & Financial Holdings Ltd 2,202
2,666,400 Mitsui Sumitomo Insurance Group Holdings, Inc 69,581
7,967,603 (a) Momentum Metropolitan Holdings 17,127
24,395 (a) Muenchener Rueckver AG. 15,406
432,761 (a) Neptune Insurance Holdings, Inc 10,468
78,065 New China Life Insurance Co Ltd - A 704
578,065 New China Life insurance Co Ltd - H 3,441
380,094 nib holdings Ltd 1,681
542,485 NN Group NV 42,366
2,943,633 (a) Old Mutual Ltd 2,401
423,967 (a) Oscar Health, Inc 4,863
523,759 (a),(b) OUTsurance Group Ltd 2,154
213,816 (a) PB Fintech Ltd 3,250
5,421,388 People's Insurance Co Group of China Ltd 3,776
343,215 People's Insurance Co Group of China Ltd (Class A) 365
970,192 (a) Phoenix Group Holdings plc 8,787
138,729 (a) Phoenix Holdings Ltd 7,407
4,269,556 PICC Property & Casualty Co Ltd 7,859
3,089,476 Ping An Insurance Group Co of China Ltd 23,756
8,355,172 Ping An Insurance Group Co of China Ltd (Class A) 69,229
127,000 Porto Seguro S.A. 1,238
387,257 (b) Power Corp of Canada 18,643
370,865 Powszechny Zaklad Ubezpieczen S.A. 6,456
39,179 Primerica, Inc 9,814
91,373 Principal Financial Group 8,234
574,983 Progressive Corp 113,985
40,877 Protector Forsikring ASA 1,986
10,488,730 Prudential plc 145,826
1,082,292 QBE Insurance Group Ltd 15,971
135,100 (b) Qualitas Controladora SAB de C.V. 1,297
74,296 (a) Rasan Information Technology Co 2,696
81,993 (a) Religare Enterprises Ltd 177
114,600 RenaissanceRe Holdings Ltd 34,063
44,287 (b) Ryan Specialty Holdings, Inc 1,494
18,406 Samsung Fire & Marine Insurance Co Ltd 5,513
49,307 Samsung Life Insurance Co Ltd 7,109
1,097,262 (a),(b) Sanlam Ltd 5,770
205,397 (b) Santam Ltd 4,785
54,241 (a) Saudi Reinsurance Co 357
283,688 (c) SBI Life Insurance Co Ltd 5,366
118,325 (a) SCOR SE 4,229
75,930 Selective Insurance Group, Inc 5,724

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
6,126 (a) Seoul Guarantee Insurance Co $ 212
120,000 Shinkong Insurance Co Ltd 443
180,100 (a) SiriusPoint Ltd 3,879
1,523,812 Sompo Holdings, Inc 59,319
159,099 (a) Star Health & Allied Insurance Co Ltd 767
808,739 Steadfast Group Ltd 2,381
29,600 Stewart Information Services Corp 1,823
1,363,229 (a) Storebrand ASA 24,606
388,640 Sun Life Financial, Inc 24,348
778,435 Suncorp-Metway Ltd 8,736
1,400 (a) Swiss Life Holding 1,525
248,500 Syarikat Takaful Malaysia Keluarga Bhd 204
14,447,000 (a) Thai Life Insurance PCL 4,619
338,866 Tiptree, Inc 5,734
690,700 Tokio Marine Holdings, Inc 32,422
30,538 (a) Tongyang Life Insurance Co Ltd 175
37,010 (a) Trisura Group Ltd 1,158
894,627 (a) Tryg A.S. 21,324
1,745,980 (a) Turkiye Sigorta AS 501
495,092 (a) TWFG, Inc 9,105
216,419 (a) Unipol Gruppo S.p.A 5,027
476,983 (a) Uniqa Versicherungen AG. 8,356
462,234 Unum Group 33,757
158 (a) Vaudoise Assurances Holding S.A. 159
28,809 (a) Vienna Insurance Group AG Wiener Versicherung Gruppe 2,047
40,185 Willis Towers Watson plc 11,682
16,546 (a) Wuestenrot & Wuerttembergische AG. 262
795,000 (a),(c) ZhongAn Online P&C Insurance Co Ltd 1,307
121,891 Zurich Insurance Group AG 86,155
TOTAL INSURANCE 3,160,283
MATERIALS - 4.8%
63,558 (a) 5N Plus, Inc 1,447
140,525 Aarti Industries Ltd 597
241,659 Abou Kir Fertilizers & Chemical Industries 363
98,692 (a) AbraSilver Resource Corp 893
139,727 (a) Acerinox S.A. 1,954
58,038 ADEKA Corp 1,356
22,027 (a) Advanced Building Industries Co 227
86,030 (a) Advanced Petrochemical Co 571
86,117 AECI Ltd 584
79,540 (a),(b) African Rainbow Minerals Ltd 1,098
384,148 Agnico Eagle Mines Ltd 77,974
620,475 Agnico-Eagle Mines Ltd 125,946
41,552 (b) Aica Kogyo Co Ltd 953
24,200 Aichi Steel Corp 442
878,484 (a) Air Liquide 181,581
155,892 (a) Air Products & Chemicals, Inc 45,285
136,600 Air Water, Inc 1,850
7,443 Akzo Nobel India Ltd 225
24,402 (a) Akzo Nobel NV 1,403
387,671 Al Masane Al Kobra Mining Co 8,977
354,106 Alamos Gold, Inc 15,754
64,399 Albemarle Corp 11,562
32,363 Alcoa Corp 2,147
736,714 (a) Alkane Resources Ltd 746
14,012 Alkyl Amines Chemicals 184
138,780 (a),(b) Alleima AB 1,101
76,423 (a) Allied Gold Corp 2,369
33,000 (a) Allied Supreme Corp 233
135,199 (a),(b) Almonty Industries, Inc 1,967
1,185,360 (a),(b) Alpek SAB de C.V. 753
722,256 (a) Alpha HPA Ltd 272

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
29,886 Altius Minerals Corp $ 1,051
55,470 (b) Altri SGPS S.A. 316
2,337,964 Aluminum Corp of China Ltd 3,420
487,887 Aluminum Corp of China Ltd (Class A) 820
4,473 (a) Alzchem Group AG. 895
407,030 Ambuja Cements Ltd 1,736
99,276 Amcor plc 3,946
20,270 (a) American Vanguard Corp 50
165,550 (a) Americas Gold & Silver Corp 864
25,196 (a) AMG Advanced Metallurgical Group NV 1,009
9,012,100 (a) Amman Mineral Internasional PT 2,603
71,032 (a) Amrize Ltd 3,979
30,972 (a) Andean Precious Metals Corp 155
162,280 Anglo American Platinum Ltd 13,641
4,245,977 Anglo American plc 182,304
211,295 AngloGold Ashanti PLC 20,572
308,209 AngloGold Ashanti UK Ltd 30,763
786,565 Anhui Conch Cement Co Ltd 2,141
150,945 Anhui Conch Cement Co Ltd (Class A) 509
129,040 Antofagasta plc 5,787
32,941 (a) APERAM S.A. 1,316
645,396 (a) Apex Investment Co PSC 592
1,096,000 (a) Apex Mining Co, Inc 275
115,195 APL Apollo Tubes Ltd 2,379
236,934 (a) Arabian Cement Co 1,506
2,816,820 (a) Arafura Rare Earths Ltd 555
93,571 ArcelorMittal S.A. 4,853
29,351 Archean Chemical Industries Ltd 184
58,034 (b) ARE Holdings, Inc 1,266
133,596 (a) Aris Mining Corp 2,481
39,040 (a) Arkema 2,680
1,120,100 Asahi Kasei Corp 10,960
8,700 (b) Asahi Organic Chemicals Industry Co Ltd 312
29,079 Ashapura Minechem Ltd 142
107 Ashland, Inc 6
1,449,044 Asia Cement Corp 1,584
12,981 (a),(d) Asia Pacific Investment Partners Limited 0 ^
238,564 Asian Paints Ltd 5,501
40,871 Associated Cement Co Ltd 544
89,948 Atalaya Mining plc 856
12,057 Atul Ltd 810
23,852 Aura Minerals, Inc 1,946
19,018 Aurubis AG. 3,382
16,013 Avery Dennison Corp 2,765
12,371,000 Avia Avian Tbk PT 267
530,495 Avient Corp 19,257
109,287 (a),(b) Avino Silver & Gold Mines Ltd 694
259,041 (a) Axalta Coating Systems Ltd 7,175
89,270 (a),(b) Aya Gold & Silver, Inc 1,362
951,506 B2Gold Corp 4,323
275,400 Baiyin Nonferrous Group Co Ltd 330
121,860 Balchem Corp 20,653
586,336 Ball Corp 34,658
839,567 Baoshan Iron & Steel Co Ltd 785
14,468,138 (a) Barito Pacific Tbk PT 1,162
1,424,938 Barrick Mining Corp 58,233
9,291 BASF India Ltd 316
1,441,164 BASF SE 88,762
1,980,869 (a) Baticim Bati Anadolu Cimento Sanayii AS 265
338,582 (a) BatiSoke Soke Cimento Sanayii TAS 247
11,343 Bayer CropScience Ltd 559
1,506,000 (b) BBMG Corp (Class H) 144

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
26,513 (a) Bekaert S.A. $ 1,248
1,074,275 (a) Bellevue Gold Ltd 1,154
6,270,347 BHP Billiton Ltd 226,877
236,856 (b) BHP Group Ltd 8,585
165,179 (a) Billerud AB 1,281
4,000 (a),(b),(d) Bio On Spa 0 ^
28,588 Birla Corp Ltd 254
312,736 BlueScope Steel Ltd 5,661
171,724 Boliden AB 9,002
1,597,035 Boubyan Petrochemicals Co KSCP 2,872
2,523,534 Bradespar S.A. 11,234
167,200 (a) Braskem S.A. 303
60,588 (a) Brazilian Rare Earths Ltd 180
185,280 (a) Breedon Group plc 731
57,657 (a) Buzzi Unicem S.p.A. 2,915
77,600 C Uyemura & Co Ltd 9,905
41,161 (a) Canfor Corp 406
45,797 (a) CAP S.A. 344
286,694 Capricorn Metals Ltd 2,267
611,444 (a) Capstone Copper Corp 4,611
85,783 Carborundum Universal Ltd 712
56,800 Cascades, Inc 482
312,328 Castrol India Ltd 576
179,840 (a) Catalyst Metals Ltd 811
123,097 CCL Industries 7,713
45,392 (b) Celanese Corp (Series A) 2,985
33,242 (a) Cementir Holding NV 594
467,157 (a) Cementos Argos S.A. 1,493
9,285,830 (b) Cemex S.A. de C.V. 10,647
1,563,243 Centerra Gold, Inc 27,801
185,884 (a) Century Aluminum Co 10,910
132,000 Century Iron & Steel Industrial Co Ltd 473
45,282 Century Plyboards India Ltd 338
61,309 CF Industries Holdings, Inc 7,960
1,007,145 Chambal Fertilisers and Chemicals Ltd 4,562
295,381 (b) Champion Iron Ltd 1,110
5,433,100 Chandra Asri Pacific Tbk PT 1,526
632,000 Cheng Loong Corp 386
113,500 Chengtun Mining Group Co Ltd 215
25,500 Chifeng Jilong Gold Mining Co Ltd 162
1,448,000 China BlueChemical Ltd 512
1,757,105 (a) China Hongqiao Group Ltd 7,937
169,529 China Jushi Co Ltd 606
2,273,614 China Molybdenum Co Ltd 4,782
639,844 China Molybdenum Co Ltd (Class A) 1,632
2,333,635 (a) China National Building Material Co Ltd 1,432
823,000 (a) China Nonferrous Mining Corp Ltd 1,235
136,329 China Northern Rare Earth Group High-Tech Co Ltd 950
2,924,000 China Petrochemical Development Corp 744
34,800 China Rare Earth Resources And Technology Co Ltd 245
1,758,000 (a) China Resources Cement Holdings Ltd 338
1,067,000 (b) China Risun Group Ltd 434
118,000 China Steel Chemical Corp 322
7,232,568 China Steel Corp 4,323
84,200 China Tungsten And Hightech Materials Co Ltd 591
521,000 China XLX Fertiliser Ltd 728
4,462,240 (a),(b),(d) China Zhongwang Holdings Ltd 6
28,078 Chugoku Marine Paints Ltd 599
712,000 (a) Chung Hung Steel Corp 406
124,100 (a) Cia Brasileira de Aluminio 252
1,025,512 Cia de Ferro Ligas da Bahia FERBASA 1,625
100,060 Cia de Minas Buenaventura S.A. (ADR) (Series B) 3,606

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
336,300 Cia Siderurgica Nacional S.A. $ 411
300,439 (a) Cimsa Cimento Sanayi VE Ticaret AS. 329
87,300 Citic Pacific Special Steel Group Co Ltd 208
158,664 Clariant AG. 1,557
35,762 Clean Science & Technology Ltd 250
1,656,795 (a) Coeur Mining, Inc 31,098
34,896 (a) Collective Mining Ltd 613
203,342 Commercial Metals Co 12,491
86,132 (a) Companhia Vale do Rio Doce 7
2,134,426 Companhia Vale do Rio Doce (ADR) 33,959
76,800 (a) Compass Minerals International, Inc 1,793
1,131,458 (a) Constellium SE 27,811
36,423 (a) Corbion NV 798
28,480 Coromandel International Ltd 580
466,973 Corteva, Inc 39,090
27,315 Corticeira Amorim SGPS S.A. 205
2,373,821 CRH plc 249,536
91,492 (a) Croda International plc 3,436
31,300 Crown Holdings, Inc 3,138
220,100 CSG Holding Co Ltd 46
9,018 Daelim Industrial Co 357
260,400 Daicel Chemical Industries Ltd 2,063
93,955 Daido Steel Co Ltd 1,115
60,601 (a) Dainippon Ink and Chemicals, Inc 1,422
46,399 Daio Paper Corp 305
40,000 Daxin Materials Corp 425
13,186 DCM Shriram Ltd 157
52,261 Deepak Fertilisers & Petrochemicals Corp Ltd 501
43,916 Deepak Nitrite Ltd 601
62,349 (b) Denki Kagaku Kogyo KK 1,424
315,898 Deterra Royalties Ltd 893
155,003 (a) Develop Global Ltd 464
375,547 (a) Dexco S.A. 341
487,627 (a) Discovery Silver Corp 3,134
27,682 Dongjin Semichem Co Ltd 836
993,000 (a) Dongyue Group Ltd 1,387
133,206 Dow, Inc 5,548
292,579 DOWA HOLDINGS CO Ltd 16,751
161,686 DPM Metals, Inc 5,693
334,880 DRDGOLD Ltd 996
682,234 DSM-Firmenich AG. 48,796
2,561,838 DuPont de Nemours, Inc 117,332
1,407,732 Dyno Nobel Ltd 3,065
25 Eagle Materials, Inc 5
10,598 East Pipes Integrated Co for Industry 453
38,009 (a) Eastern Province Cement Co 246
63,359 Eastman Chemical Co 4,836
132,118 Ecolab, Inc 35,146
65,163 (a) EID Parry India Ltd 537
152,917 Eldorado Gold Corp 5,251
230,601 Element Solutions, Inc 7,873
419,410 (a) Elementis plc 830
109,001 (a),(b) Elevra Lithium Ltd 649
191,319 (a),(c) Elkem ASA 560
86,979 (a) Elopak ASA 326
403,358 (a) Emerald Resources NL 1,548
655,245 Empresas CMPC S.A. 891
1,002 EMS-Chemie Holding AG. 788
76,101 (a),(b) Ence Energia y Celulosa S.A. 203
11,710 (a) Enchem Co Ltd 312
190,533 Endeavour Mining plc 11,480
224,019 (a) Endeavour Silver Corp 2,090

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
122,091 EPL Ltd $ 266
2,379,363 Equinox Gold Corp 34,362
6,620 (a),(b) Eramet 396
2,186,974 (a) Eregli Demir ve Celik Fabrikalari TAS 1,401
104,464 (a) ERO Copper Corp 2,784
638,850 (a) Eternal Chemical Co Ltd 1,182
124,000 EVERGREEN Steel Corp 382
1,749,449 Evolution Mining Ltd 15,753
36,567 (a) Evonik Industries AG. 718
323,000 Feng Hsin Iron & Steel Co 620
7,567 Fine Organic Industries Ltd 319
220,875 Finolex Industries Ltd 352
1,286,478 (a),(b),(d) Firefinch Ltd 9
455,043 (a) FireFly Metals Ltd 563
326,393 First Majestic Silver Corp 6,997
599,324 (a) First Quantum Minerals Ltd 14,329
236,094 (a),(b) Flotek Industries, Inc 4,007
202,040 (a) Foran Mining Corp 783
2,193,139 Formosa Chemicals & Fibre Corp 3,131
2,342,019 Formosa Plastics Corp 3,407
1,458,949 Fortescue Metals Group Ltd 20,848
1,696,234 (a) Fortuna Silver Mines, Inc 16,864
37,420 FP Corp 562
162,788 Franco-Nevada Corp 40,308
3,343,276 Freeport-McMoRan, Inc (Class B) 196,518
102,512 (a) Fresnillo plc 4,544
49,179 (a) FUCHS SE 2,092
1,084,000 (a) Fufeng Group Ltd 968
30,877 Fuji Seal International, Inc 511
35,325 Fujimi, Inc 621
43,720 Fujimori Kogyo Co Ltd 362
47,700 Fuso Chemical Co Ltd 851
121,786 (a) G Mining Ventures Corp 4,274
122,711 (a),(b) G2 Goldfields, Inc 475
11,151 Galaxy Surfactants Ltd 179
291,200 (c) Ganfeng Lithium Group Co Ltd 2,761
57,880 Ganfeng Lithium Group Co Ltd 668
5,606 Garware Hi-Tech Films Ltd 207
127,000 GCC SAB de C.V. 1,351
771,424 (a) Genesis Minerals Ltd 3,246
795,580 Gerdau S.A. (Preference) 2,918
62,969 GHCL Ltd 284
10,159 Givaudan S.A. 34,353
29,822,591 Glencore plc 225,873
579,000 (a),(b) Global New Material International Holdings Ltd 543
369,000 (a) Gloria Material Technology Corp 370
197,705 Godawari Power and Ispat Ltd 560
291,814 (a) GoGold Resources, Inc 558
547,692 Gold Fields Ltd 25,168
665,000 Goldsun Development & Construction Co Ltd 751
77,561 (a) Granges AB 1,212
64,936 Graphic Packaging Holding Co 645
173,776 Grasim Industries Ltd 4,716
23,172 Gravita India Ltd 326
605,755 (a),(d) Great Basin Gold Ltd 4
372,800 (a) Greatland Resources Ltd 3,036
30,707 (a) Grupa Azoty S.A. 156
7,469 Grupa Kety S.A. 1,982
243,491 (a) Grupo Argos S.A. 1,106
6,093,238 Grupo Mexico S.A. de C.V. (Series B) 65,247
116,400 (a) Guangdong HEC Technology Holding Co Ltd 518
63,524 Guangzhou Tinci Materials Technology Co Ltd 427

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
57,705 (a) Gubre Fabrikalari TAS $ 614
21,772 Gujarat Fluorochemicals Ltd 699
65,223 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 254
152,884 Gujarat State Fertilizers & Chemicals Ltd 227
8,530 Gulf Oil Lubricants India Ltd 80
25,192 Han Kuk Carbon Co Ltd 668
15,363 Hanil Cement Co Ltd 167
496,000 (a),(b) Hanking Gold International Ltd 261
6,935 Hansol Chemical Co Ltd 1,190
84,376 Hanwha Chemical Corp 2,166
351,371 (a) Harmony Gold Mining Co Ltd 5,368
816,450 Hecla Mining Co 15,210
833,602 HeidelbergCement AG. 175,920
2,810,871 (a) Hektas Ticaret TAS 181
81,000 Henan Shenhuo Coal & Power Co Ltd 365
262,569 Hengli Petrochemical Co Ltd 831
208,719 (a) Hexpol AB 1,592
1,115,700 Hextar Global Bhd 226
60,406 (a) Hill & Smith Holdings plc 1,693
121,598 Himadri Speciality Chemical Ltd 566
835,414 Hindalco Industries Ltd 7,900
215,472 Hindustan Copper Ltd 1,044
1,246,360 (a) Hochschild Mining plc 9,972
87,329 (b) Hokuetsu Paper Mills Ltd 509
299,524 (a) Holcim Ltd 24,759
10,038 (b) Holmen AB 360
14,427 Honam Petrochemical Corp 783
33,700 Hoshine Silicon Industry Co Ltd 200
700,000 (a) Huabao International Holdings Ltd 379
167,000 Huafon Chemical Co Ltd 250
295,655 HudBay Minerals, Inc 6,191
71,690 (a) Huhtamaki Oyj 2,330
247,011 Hunan Valin Steel Co Ltd 183
1,566 Hyosung Advanced Materials Corp 237
2,114 Hyosung TNC Corp 546
66,251 Hyundai Steel Co 1,522
533,933 (a),(b) i-80 Gold Corp 810
433,325 (a) Iamgold Corp 8,149
319,111 (a),(c) Ibstock plc 427
35,100 (a) Idaho Strategic Resources, Inc 1,127
322,120 Iluka Resources Ltd 1,514
407,832 Imdex Ltd 1,115
25,500 (b) Imerys S.A. 639
555,277 Impala Platinum Holdings Ltd 7,897
1,499,300 Indah Kiat Pulp & Paper Tbk PT 901
515,349 Independence Group NL 2,877
58,819 (a) India Cements Ltd 215
17,984 India Glycols Ltd 162
9,864 Indigo Paints Ltd 75
1,089,000 (a) Indorama Ventures PCL 831
122,321 (a) Industrias Penoles S.A. de C.V. 5,437
1,873,018 Inner Mongolia BaoTou Steel Union Co Ltd 689
366,388 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 295
67,400 Inner Mongolia Xingye Silver&Tin Mining Co Ltd 407
253,615 Innospec, Inc 18,519
179,236 International Flavors & Fragrances, Inc 13,004
233,194 International Paper Co 8,325
237,351 (a),(b) IperionX Ltd 599
11,000 (a) Ise Chemicals Corp 375
113,201 Israel Chemicals Ltd 584
2,657 (a) Israel Corp Ltd 744
14,260 (a) ISU Specialty Chemical 872

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
657,568 (a),(b) Ivanhoe Mines Ltd $ 5,620
14,480 (a) James Hardie Industries plc 274
34,353 (a) Jastrzebska Spolka Weglowa S.A. 321
12,500 JCU Corp 435
82,200 (b) JFE Holdings, Inc 962
253,800 Jiangsu Eastern Shenghong Co Ltd 395
650,115 (a) Jiangxi Copper Co Ltd 2,887
83,509 Jiangxi Copper Co Ltd (Class A) 532
67,200 (a),(b) Jiaxin International Resources Investment Ltd 906
430,270 Jinan Acetate Chemical Co Ltd 581
184,680 Jindal Saw Ltd 361
211,381 Jindal Stainless Ltd 1,603
237,004 Jindal Steel & Power Ltd 2,815
138,900 Jinduicheng Molybdenum Co Ltd 380
147,800 (a) Jinshan Gold Mines, Inc 2,926
28,600 JK Cement Ltd 1,549
45,172 JK Lakshmi Cement Ltd 266
60,349 JK Paper Ltd 197
120,025 Johnson Matthey plc 3,032
387,130 JSW Steel Ltd 4,641
60,729 Jubilant Ingrevia Ltd 350
130,346 (a) K&S AG. 2,478
179,584 (a) K92 Mining, Inc 3,048
45,500 Kaiser Aluminum Corp 5,483
28,515 Kaneka Corp 873
190,312 Kansai Nerolac Paints Ltd 336
107,000 (b) Kansai Paint Co Ltd 1,604
707,162 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS. 493
3,191 KCC Corp 1,057
11,200 (a),(b) KeePer Technical Laboratory Co Ltd 214
86,951 (a),(b) Kemira Oyj 1,896
3,507,215 Keppel Infrastructure Trust 1,394
84,950 KGHM Polska Miedz S.A. 6,206
25,100 (a) KH Neochem Co Ltd 437
32,900 Kingfa Sci & Tech Co Ltd 81
151,331 Kingsgate Consolidated Ltd 472
1,020,370 Kinross Gold Corp 31,196
48,552 Kirloskar Ferrous Industries Ltd 180
61,202 Kirloskar Oil Engines Ltd 872
506,566 Klabin S.A. 1,908
2 Klabin S.A. (Preference) 0 ^
223,393 (a) Knife River Corp 18,240
267,900 Kobe Steel Ltd 3,251
13,947 Kolon Industries, Inc 704
40,316 Konishi Co Ltd 353
838,418 Koza Altin Isletmeleri AS 790
110,771 (a) Koza Anadolu Metal Madencilik Isletmeleri AS 297
36,510 (a),(d) Kum Yang Co Ltd 0 ^
10,868 Kumho Petrochemical Co Ltd 867
49,548 (a),(b) Kumiai Chemical Industry Co Ltd 246
208,300 (a) Kuraray Co Ltd 2,196
26,600 KUREHA CORP 678
10,716 Kyoei Steel Ltd 159
46,173 (b) Labrador Iron Ore Royalty Corp 973
309,500 Lafarge Malayan Cement BHD 462
33,409 Lake Materials Co Ltd 446
61,672 (a) Lanxess AG. 1,364
93,054 LB Group Co Ltd 236
1,196,000 (a) Lee & Man Paper Manufacturing Ltd 530
15,343 Lenzing AG. 427
816,893 (a),(b),(d) Leo Lithium Ltd 6
221,168 LG Chem Ltd 45,207

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
1,402,064 Linde plc $ 695,087
329,000 (a),(b) Lingbao Gold Co Ltd 1,111
28,500 Lintec Corp 830
2,112,176 (a) Liontown Resources Ltd 2,578
157,284 (a),(b) Lithium Americas Corp 625
12,252 LOTTE Fine Chemical Co Ltd 397
7,970 Louisiana-Pacific Corp 580
91,328 Lundin Gold, Inc 6,979
606,075 Lundin Mining Corp 15,114
25,559 (a),(b) LunR Royalties Corp 559
880,893 (a) Lynas Corp Ltd 11,960
179,847 LyondellBasell Industries NV 14,488
1,166,000 (a) Maanshan Iron & Steel Co Ltd 376
6,644,014 Macmahon Holdings Ltd 3,278
33,766 (a) Maeda Kosen Co Ltd 417
40,293 (a) Magnera Corp 383
445,782 Maharashtra Seamless Ltd 2,638
50,257 (a) Major Drilling Group International 579
168,448 (a) Marshalls plc 313
23,620 Martin Marietta Materials, Inc 13,905
134,700 Maruichi Steel Tube Ltd 1,230
6,804,600 (a) Merdeka Copper Gold Tbk PT 1,295
3,515,081 Mesaieed Petrochemical Holding Co 1,054
2,354,427 Metalurgica Gerdau S.A. 3,882
41,414 (b) Methanex Corp 2,468
133,756 Mineral Resources Ltd 5,138
106,724 Minerals Technologies, Inc 7,569
70,176 (a) Mineros S.A. 248
27,572 (c) Mishra Dhatu Nigam Ltd 80
30,000 Mitani Sekisan Co Ltd 334
174,900 Mitsubishi Chemical Holdings Corp 1,022
111,300 Mitsubishi Gas Chemical Co, Inc 2,611
879,900 Mitsubishi Materials Corp 27,728
273,800 Mitsui Chemicals, Inc 3,307
62,564 Mitsui Mining & Smelting Co Ltd 11,867
2,576,000 (a) MMG Ltd 2,441
1,254,436 MOIL Ltd 3,806
310,876 (a) Mondi plc 3,515
178,991 (a) Montage Gold Corp 2,037
262,582 (a) Mosaic Co 6,696
103,287 (a),(b) MP Materials Corp 4,985
131,866 (b) M-real Oyj (B Shares) 466
6,031 (b) Myers Industries, Inc 128
36,000 Nan Pao Resins Chemical Co Ltd 355
3,133,887 Nan Ya Plastics Corp 7,492
3,371,088 National Aluminium Co Ltd 13,917
221,707 (a) National Industrialization Co 545
26,332 Navin Fluorine International Ltd 1,723
2,672 NewMarket Corp 1,713
868,467 Newmont Goldcorp Corp 94,012
102,239 (a) NGEx Minerals Ltd 1,859
12,446,701 Nickel Industries Ltd 7,809
54,381 Nihon Parkerizing Co Ltd 504
1,368,000 (a) Nine Dragons Paper Holdings Ltd 1,160
281,806 Ningxia Baofeng Energy Group Co Ltd 1,185
554,266 Nippon Kayaku Co Ltd 6,243
291,603 Nippon Light Metal Holdings Co Ltd 5,249
457,300 Nippon Mining Holdings, Inc 10,136
135,300 (a) Nippon Paint Co Ltd 848
77,980 Nippon Paper Industries Co Ltd 635
13,700 (b) Nippon Pillar Packing Co Ltd 630
79,312 Nippon Shokubai Co Ltd 1,148

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
30,368 Nippon Soda Co Ltd $ 684
690,100 (b) Nippon Steel Corp 2,545
92,400 Nissan Chemical Industries Ltd 3,593
35,970 (b) Nittetsu Mining Co Ltd 585
96,900 Nitto Denko Corp 1,938
2,038,489 NMDC Ltd 1,659
623,733 (a) NMDC Steel Ltd 220
151,446 NOF Corp 3,023
1,172,044 (a) Norsk Hydro ASA 12,492
221,304 Northam Platinum Holdings Ltd 4,516
403,052 (a),(b) Northern Dynasty Minerals 562
1,380,625 Northern Star Resources Ltd 20,070
168,840 (a) Novagold Resources, Inc 1,516
225,612 (a) Novagold Resources, Inc 2,032
367,007 Novozymes A.S. 21,804
152,700 Nucor Corp 25,822
224,442 Nufarm Ltd 321
37,940 Nuh Cimento Sanayi AS. 200
576,457 (b) Nutrien Ltd 43,515
109,674 (a) Nuvoco Vistas Corp Ltd 329
174,880 OceanaGold Corp 5,514
9,727 OCI Co Ltd 1,216
75,534 OCI NV 301
572,900 OJI Paper Co Ltd 3,099
7,200 Okamoto Industries, Inc 273
179,202 Olin Corp 5,328
125,954 Omnia Holdings Ltd 717
566,054 OR Royalties, Inc 21,554
935,956 (a) Ora Banda Mining Ltd 776
739,000 (b) Orbia Advance Corp SAB de C.V. 890
342,360 (a),(b) Orezone Gold Corp 581
352,692 Orica Ltd 4,957
226,059 Orla Mining Ltd 3,635
979,625 Orora Ltd 1,287
49,700 Osaka Soda Co Ltd 553
7,500 (b) Osaka Steel Co Ltd 130
257,173 (a),(b) Outokumpu Oyj 1,408
863,601 Oyak Cimento Fabrikalari AS 451
1,064,800 Pabrik Kertas Tjiwi Kimia Tbk PT 559
60,517 Packaging Corp of America 12,843
1,522,670 Pan African Resources plc 2,821
356,648 Pan American Silver Corp (Toronto) 19,510
249,472 (a) Pantoro Gold Ltd 582
343,918 (c) Paradeep Phosphates Ltd 394
136,840 PCBL Ltd 354
5,522,203 Perenti Ltd 7,563
3,521,893 Perseus Mining Ltd 12,903
979,003 (a) Petkim Petrokimya Holding 470
1,571,315 Petronas Chemicals Group Bhd 2,362
2,195,100 Petrosea Tbk PT 575
49,590 PI Industries Ltd 1,435
198,422 Pidilite Industries Ltd 2,688
2,408,148 (a) Pilbara Minerals Ltd 8,818
12,773 Poongsan Corp 750
138,360 (b) Portucel Empresa Produtora de Pasta e Papel S.A. 541
141,743 POSCO 31,915
104,445 PPG Industries, Inc 11,163
1,352,542 (a) Predictive Discovery Ltd 716
2,261,068 Press Metal Aluminium Holdings Bhd 4,496
126,676 (a) Prism Johnson Ltd 168
2,798 Privi Speciality Chemicals Ltd 86
81,633,000 PT Aneka Tambang Tbk 17,083

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
984,500 PT Indocement Tunggal Prakarsa Tbk $ 294
2,808,900 PT Semen Gresik Persero Tbk 408
10,376,500 PT Vale Indonesia Tbk 3,290
4,000 (a) PTC Industries Ltd 635
1,486,500 PTT Global Chemical PCL 1,656
40,284 (a) Qassim Cement Co 473
2,214,542 Qatar Aluminum Manufacturing Co 853
203,900 (a) Qinghai Salt Lake Industry Co Ltd 1,111
69,861 Rallis India Ltd 162
737,153 (a),(b) Ramaco Resources, Inc 11,396
87,191 Ramco Cements Ltd 852
1,451,907 Ramelius Resources Ltd 3,780
54,395 Ramkrishna Forgings Ltd 271
2,273 (a),(b) Ranpak Holdings Corp 8
42,885 Rashtriya Chemicals & Fertilizers Ltd 49
23,009 Ratnamani Metals & Tubes Ltd 534
558,639 Regis Resources Ltd 2,648
126,412 Reliance Steel & Aluminum Co 38,419
143,383 Rengo Co Ltd 1,162
22,253,537 (a) Resolute Mining Ltd 22,005
50,762 Rhi Magnesita India Ltd 181
13,206 (a) RHI Magnesita NV 418
319,928 Rio Tinto Ltd 36,348
464,142 Rio Tinto plc 43,060
296,047 (a),(b) Rio2 Ltd 579
562,516 (a) Riyadh Cement Co 3,601
582 Robertet S.A. 544
374,024 Rongsheng Petrochemical Co Ltd 655
117,007 Royal Gold, Inc 29,777
58,282 RPM International, Inc 5,793
141,726 SABIC Agri-Nutrients Co 5,443
227,513 Sahara International Petrochemical Co 971
24,500 (a) Sakata INX Corp 356
17,887 (a) Salzgitter AG. 774
344,189 (a) Sandfire Resources Ltd 3,950
85,398 Sandur Manganese & Iron Ores Ltd 157
92,311 Sanyo Chemical Industries Ltd 2,958
418,546 (a),(b) Sappi Ltd 415
67,474 Sarda Energy & Minerals Ltd 367
8,533,139 (a) Sasa Polyester Sanayi AS 449
349,272 Sasol Ltd 4,607
134,520 Satellite Chemical Co Ltd 544
833,413 (a) Saudi Arabian Mining Co 14,404
551,352 Saudi Basic Industries Corp 8,810
51,590 (a) Saudi Cement Co 478
220,241 Saudi Industrial Investment Group 776
550,046 (a) Saudi Kayan Petrochemical Co 811
11,216 (a) Saudi Paper Manufacturing Co 168
17,510 Saudi Steel Pipe Co 207
726,100 SCG Packaging PCL 457
453,254 Schweitzer-Mauduit International, Inc 3,943
577,500 Scientex BHD 484
76,572 Scotts Miracle-Gro Co (Class A) 4,656
59,493 (a),(b) Seabridge Gold, Inc 1,687
11,934 SeAH Besteel Holdings Corp 527
81,147 Sealed Air Corp 3,412
8,218,300 (a),(d) Sekawan Intipratama Tbk PT 0 ^
11,148 Semapa-Sociedade de Investimento e Gestao 287
142,348 Shandong Gold Mining Co Ltd - A 847
585,755 (c) Shandong Gold Mining Co Ltd - H 2,471
114,900 (a) Shandong Hongqiao Aluminum Industry Holding Co Ltd 458
60,607 Shandong Hualu Hengsheng Chemical Co Ltd 318

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
479,566 Shandong Nanshan Aluminum Co Ltd $ 430
79,511 Shandong Sun Paper Industry JSC Ltd 172
344,170 Shanghai Chlor-Alkali Chemical Co Ltd 240
71,177 Shanghai Putailai New Energy Technology Co Ltd 335
104,293 Sherwin-Williams Co 33,431
22,800 (a),(b) Shikoku Kasei Holdings Corp 630
16,500 Shinagawa Refractories Co Ltd 216
240,700 Shin-Etsu Chemical Co Ltd 9,801
29,903 Shin-Etsu Polymer Co Ltd 372
900,000 Shinkong Synthetic Fibers Corp 442
97,200 Shiny Chemical Industrial Co Ltd 420
23,354,000 (a) Shougang Fushan Resources Group Ltd 8,280
131,400 (a) Showa Denko KK 8,552
5,599 Shree Cement Ltd 1,369
497,683 (a) Siam Cement PCL 3,175
10,600 Siam City Cement PCL 45
11,849,423 Sibanye Stillwater Ltd 36,371
214,843 (b) SIG Group AG. 3,221
44,859 (a),(b) Sigma Lithium Corp 554
719,662 (a) SigmaRoc plc 1,123
65,428 Sika AG. 10,830
162,896 Silvercorp Metals, Inc 1,752
124,641 Sims Ltd 1,582
1,490,000 Sinofert Holdings Ltd 291
65,600 Sinoma Science & Technology Co Ltd 378
26,300 Sinomine Resource Group Co Ltd 288
279,000 Sinon Corp 388
8,054 SK Chemicals Co Ltd 282
14,234 SKC Co Ltd 889
55,628 (a) Skeena Resources Ltd 1,657
10,488,061 Smurfit WestRock plc 417,949
30,924 (a) SOL S.p.A. 2,105
388,000 Solar Applied Materials Technology Corp 1,114
17,273 Solar Industries India Ltd 2,214
64,050 (a) Solaris Resources, Inc 553
67,070 Solstice Advanced Materials, Inc 5,108
55,802 (a),(b) Solvay S.A. 1,713
2,946 Soulbrain Co Ltd 729
3,865,264 South32 Ltd 11,704
101,474 (b) Southern Copper Corp 17,460
162,046 (a),(b) Southern Cross Gold Consolidated Ltd 1,031
56,825 Southern Province Cement Co 359
88,460 SRF Ltd 2,297
163,473 (a) Ssab Svenskt Stal AB (Series A) 1,290
805,002 (a),(b) Ssab Svenskt Stal AB (Series B) 6,346
151,290 (a) SSR Mining, Inc 4,444
350,900 (a) SSR Mining, Inc 10,316
310,956 Stanmore Resources Ltd 597
28,639 Star Cement Ltd 62
201,916 Steel Dynamics, Inc 36,345
37,767 (a) Stella-Jones, Inc 2,534
14,600 Stepan Co 730
1,513 STO AG. 192
83,095 (a),(b) Stora Enso Oyj (R Shares) 976
17,420 Sudarshan Chemical Industries Ltd 137
56,624 Sumitomo Bakelite Co Ltd 1,786
1,113,700 Sumitomo Chemical Co Ltd 3,603
94,336 Sumitomo Chemical India Ltd 368
201,100 Sumitomo Metal Mining Co Ltd 11,705
456,821 Sumitomo Osaka Cement Co Ltd 11,210
64,386 Supreme Petrochem Ltd 506
4,993,000 Surya Esa Perkasa Tbk PT 209

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
34,554 Surya Roshni Ltd $ 69
425,217 (a) Suzano SA 4,261
455,704 (b) Svenska Cellulosa AB (B Shares) 5,284
51,435 (b) Syensqo S.A. 2,998
57,472 (a) Symrise AG. 4,908
25,600 (a) T Hasegawa Co Ltd 463
1,422,166 TA Chen Stainless Pipe 1,662
79,100 Taiheiyo Cement Corp 1,782
4,167,145 Taiwan Cement Corp 3,035
490,000 Taiwan Fertilizer Co Ltd 701
223,514 Taiwan Hon Chuan Enterprise Co Ltd 820
54,000 Taiwan Speciality Chemicals Corp 482
198,000 Taiyo Ink Manufacturing Co Ltd 6,324
24,800 Taiyo Nippon Sanso Corp 879
49,275 Takasago International Corp 377
266,620 (a) Taseko Mines Ltd 1,727
101,928 Tata Chemicals Ltd 631
4,642,422 Tata Steel Ltd 9,525
385,009 Teck Cominco Ltd (Class B) 19,955
124,700 Teijin Ltd 1,313
16,397 Tessenderlo Chemie NV 378
374,563 ThyssenKrupp AG. 3,300
1,306,000 (a),(b) Tiangong International Co Ltd 525
55,800 (a) Tianqi Lithium Corp 455
183,600 Tianshan Aluminum Group Co Ltd 482
131,554 Time Technoplast Ltd 221
525,000 Tipco Asphalt PCL 215
28,487 (a) Titan Cement International S.A. 1,494
12,591 TKG Huchems Co Ltd 148
582,400 (a) TOA Paint Thailand PCL 230
53,503 (a) Toagosei Co Ltd 584
153,029 (a) Tokai Carbon Co Ltd 940
49,041 (b) Tokuyama Corp 1,191
72,142 (a) Tokyo Ohka Kogyo Co Ltd 3,530
42,204 Tokyo Steel Manufacturing Co Ltd 436
564,000 Ton Yi Industrial Corp 321
1,402,000 (a) Tongguan Gold Group Ltd 526
483,500 Tongling Nonferrous Metals Group Co Ltd 416
197,900 Toray Industries, Inc 1,410
70,753 Torex Gold Resources, Inc 3,247
207,300 Tosoh Corp 3,081
27,800 (a) Toyo Ink Manufacturing Co Ltd 670
80,800 Toyo Seikan Kaisha Ltd 1,838
44,748 Toyobo Co Ltd 379
88,300 Trimas Corp 3,174
598,481 (b) Triple Flag Precious Metals Corp 20,780
381,000 Tung Ho Steel Enterprise Corp 814
39,102 (a) Turpaz Industries Ltd 780
1,304,572 UACJ Corp 19,526
72,226 (b) UBE Industries Ltd 1,132
73,513 Ultra Tech Cement Ltd 8,397
148,371 Umicore S.A. 2,831
42,086 Uniao de Industrias Petroquimicas S.A. 507
343,546 Universal Cement Corp 319
312,878 UPL Ltd 1,898
75,292 (a) UPM-Kymmene Oyj 2,357
71,680 (a),(b) USA Rare Earth, Inc 1,085
129,890 Usha Martin Ltd 543
385,300 Usinas Siderurgicas de Minas Gerais S.A. (Preference) 501
6,915,483 Vale S.A. 110,117
9,478 Valterra Platinum Ltd 779
4,256,293 Vault Minerals Ltd 12,700

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
849,930 Vedanta Ltd $ 5,963
11,215 (a),(b) Vetropack Holding AG. 323
10,912 (a) Vicat S.A. 796
60,012 Victrex plc 453
17,025 (a) Vidrala S.A. 1,527
20,806 Vinati Organics Ltd 295
38,696 (a) Viohalco S.A. 568
263,339 (a),(b) Vizsla Silver Corp 873
81,104 Voestalpine AG. 3,599
252,958 (a) Vulcan Energy Resources Ltd 575
73,318 Vulcan Materials Co 19,964
67,256 Vulcan Steel Ltd 248
38,846 (a) WA1 Resources Ltd 383
14,247 (a) Wacker Chemie AG. 1,410
115,596 Wanhua Chemical Group Co Ltd 1,344
63,753 Welspun Corp Ltd 553
210,144 (a) Wesdome Gold Mines Ltd 3,752
1,582,160 (a) West African Resources Ltd 3,607
1,702,000 (a),(b) West China Cement Ltd 477
37,934 (b) West Fraser Timber Co Ltd 2,478
39,500 Western Mining Co Ltd 146
20,190 Western Superconducting Technologies Co Ltd 210
5,831,584 Westgold Resources Ltd 24,534
193,953 (b) Westlake Chemical Corp 22,658
383,391 Wheaton Precious Metals Corp 50,325
81,646 Wienerberger AG. 2,171
21,295 (a) Winpak Ltd 691
101,029 Worthington Steel, Inc 3,066
56,415 Xiamen Tungsten Co Ltd 462
550,000 Xinjiang Xinxin Mining Industry Co Ltd 146
80,971 (a) Yamama Cement Co 555
29,505 Yamato Kogyo Co Ltd 2,285
52,086 Yanbu Cement Co 207
178,864 Yanbu National Petrochemical Co 1,679
56,073 (a) Yara International ASA 3,278
702,913 (a) Yieh Phui Enterprise Co Ltd 314
101,223 Yintai Gold Co Ltd 444
715,475 (b) Yodogawa Steel Works Ltd 6,374
733,000 Yuen Foong Yu Paper Manufacturing Co Ltd 622
126,800 Yunnan Aluminium Co Ltd 579
35,500 Yunnan Energy New Material Co Ltd 353
61,400 Yunnan Tin Co Ltd 288
65,100 Yunnan Yuntianhua Co Ltd 316
60,000 Zangge Mining Co Ltd 700
96,716 Zeon Corp 1,102
1,055,000 (a) Zhaojin Mining Industry Co Ltd 4,383
108,936 Zhejiang Juhua Co Ltd 545
140,900 Zhejiang Longsheng Group Co Ltd 267
26,399 Zhejiang NHU Co Ltd 133
175,800 Zhongjin Gold Corp Ltd 696
25,147 (a),(b) Zignago Vetro S.p.A. 204
132,800 (a) Zijin Gold International Co Ltd 3,022
7,467,232 Zijin Mining Group Co Ltd 33,591
754,797 Zijin Mining Group Co Ltd (Class A) 3,666
TOTAL MATERIALS 6,251,661
MEDIA & ENTERTAINMENT - 5.8%
92,523 37 Interactive Entertainment Network Technology Group Co Ltd 291
22,317 (a) 4imprint Group plc 1,008
47,589 (a) Affle India Ltd 734
5,569 AfreecaTV Co Ltd 219
9,160,000 (a),(b) Alibaba Pictures Group Ltd 748
6,037,954 Alphabet, Inc 1,732,047

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
6,649,541 Alphabet, Inc (Class A) $ 1,912,142
22,900 (a) Anycolor, Inc 426
13,704 (a) Arabian Contracting Services Co 445
91,510 (a) Arnoldo Mondadori Editore S.p.A. 211
36,718 (a) Atlanta Braves Holdings, Inc 1,568
67,023 (a),(b) Atresmedia Corp de Medios de Comunicacion S.A. 374
596,599 (c) Auto Trader Group plc 3,734
41,000 Autohome, Inc (ADR) 712
11,060,968 (a) Baidu, Inc 154,612
300,874 Baltic Classifieds Group plc 729
99,800 Beijing Enlight Media Co Ltd 223
153,428 (a) Bilibili, Inc 3,458
135,100 (a) Bluefocus Intelligent Communications Group Co Ltd 295
524,607 (a) Canal& S.A. 1,396
82,200 (a) Cargurus, Inc 2,799
273,729 carsales.com Ltd 4,370
40,283 CD Projekt S.A. 2,592
90,951 (a) Charter Communications, Inc 19,635
56,488 Cheil Worldwide, Inc 710
161,865 (a),(d) Chennai Super Kings Cricket Ltd 12
251,558 (a),(c) China Literature Ltd 825
7,080,000 (a),(b) China Ruyi Holdings Ltd 1,386
80,018 (a) CJ CGV Co Ltd 251
8,936 (a) CJ ENM Co Ltd 338
55,200 (a),(b),(c) Cloud Music, Inc 917
11,137 Cogeco Communications, Inc 565
4,971,793 (b) Comcast Corp (Class A) 142,740
1,824,200 Converge Information and Communications Technology Solutions, Inc 372
22,900 (a),(b) Cover Corp 195
38,332 (a) CTS Eventim AG. 2,245
48,080 (b) CuriosityStream, Inc 142
325,200 (a) CyberAgent, Inc 2,782
185,241 Cyfrowy Polsat S.A. 586
55,162 Daiichikosho Co Ltd 591
5,935 Dear U Co Ltd 123
52,411 (b) Dena Co Ltd 817
148,800 (a) Dentsu, Inc 2,557
67,090 (a),(b) EchoStar Corp (Class A) 7,854
9,504,200 Elang Mahkota Teknologi Tbk PT 429
105,429 Electronic Arts, Inc 21,494
1,325,663 (a),(b) Embracer Group AB 6,834
216,871 (b) Eutelsat Communications 519
73,032 EVT Ltd 672
567,503 Focus Media Information Technology Co Ltd 542
37,300 Fuji Television Network, Inc 952
602,204 Future plc 2,366
83,200 Giant Network Group Co Ltd 383
119,092 (a),(b) Grindr, Inc 1,440
1,809,300 (b) Grupo Televisa S.A. 1,051
661,143 GungHo Online Entertainment, Inc 10,256
17,933 (a),(b) Hacksaw AB 113
160,900 Hakuhodo DY Holdings, Inc 1,060
48,887 (b) Havas NV 856
93,100 (a) Hello Group, Inc (ADR) 536
64,551 (a) Hemnet Group AB 736
14,117 HYBE Co Ltd 2,862
28,291 (a) IAC, Inc 1,132
331,308 (a) IMAX Corp 12,593
1,431,271 (a),(b) Indie Games Holding AB 2,592
227,398 Info Edge India Ltd 2,350
771,397 Informa plc 7,748
139,000 International Games System Co Ltd 3,320

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
26,023 (a) IPSOS $ 1,028
1,124,439 (a),(b) iQIYI, Inc (ADR) 1,518
2,522,404 (a) ITV plc 2,551
51,382 JC Decaux S.A. 1,113
300,325 (a) JOYY, Inc (ADR) 17,536
88,611 (a),(b) Juventus Football Club S.p.A 209
21,742 JYP Entertainment Corp 897
62,124 Kadokawa Corp 1,502
100,600 Kakaku.com, Inc 1,324
190,480 Kakao Corp 5,881
39,599 (a) Kakao Games Corp 323
10,900 (a) Kinepolis Group NV 331
80,600 Kingnet Network Co Ltd 209
653,110 (a) Kingsoft Corp Ltd 1,903
977,300 (b) Koei Tecmo Holdings Co Ltd 10,051
17,355 (c) Krafton, Inc 2,967
1,562,300 (a),(c) Kuaishou Technology 9,202
47,700 Kunlun Tech Co Ltd 345
259,400 Leo Group Co Ltd 299
94,335 (a) Liberty Media Corp-Liberty Formula One (Class A) 7,366
261,096 (a) Liberty Media Corp-Liberty Formula One (Class C) 22,198
1,280,756 (a) Louis Hachette Group 2,325
19,785 (a),(b) M6-Metropole Television 266
242,876 (a) Madison Square Garden Entertainment Corp 14,308
6,784 (a) Madison Square Garden Sports Corp 2,180
1,336,417 (a) Magnite, Inc 15,877
62,222 Mango Excellent Media Co Ltd 187
356,600 (a),(b),(c) Maoyan Entertainment 262
100,805 Match Group, Inc 3,096
2,137,350 (a) MD Entertainment Tbk PT 391
249,500 (a) MediaAlpha, Inc 2,320
636,831 Megacable Holdings SAB de C.V. 2,213
2,244,500 (a),(c) Meitu, Inc 1,250
1,991,756 Meta Platforms, Inc 1,139,543
30,142 (b) MFE-MediaForEurope NV 116
3,993,732 MFE-MediaForEurope NV 12,025
455,390 Mixi Inc 7,330
5,261,100 (a) MNC Digital Entertainment Tbk PT 195
428,000 (a),(c) Mobvista, Inc 726
223,221 (a) Modern Times Group MTG AB 2,180
400,551 Moneysupermarket.com Group plc 801
86,378 Naver Corp 11,760
106,120 (a) Nazara Technologies Ltd 263
9,045 NCSoft Corp 1,366
149,000 (a) NetDragon Websoft Holdings Ltd 171
3,839,830 NetEase, Inc 85,800
4,646,335 (a) Netflix, Inc 446,745
30,824 (c) Netmarble Corp 1,015
577,190 (a) Network18 Media & Investments Ltd 167
68,033 New York Times Co (Class A) 5,696
430,000 (a) Newborn Town, Inc 440
395,842 News Corp (Class A) 9,868
52,980 News Corp (Class B) 1,510
227,500 (a) Nexon Co Ltd 4,285
21,265 (a) Nexon Games Co Ltd 163
11,871 Nexstar Media Group, Inc 2,147
10,218 NHN Corp 257
15,633,404 Nine Entertainment Co Holdings Ltd 10,406
855,410 Nintendo Co Ltd 48,832
43,200 Nippon Television Holdings, Inc 871
29,402 (a),(b) NIQ Global Intelligence PLC 334
179,383 Omnicom Group, Inc 13,509

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
194,425 (a),(b) Paradox Interactive AB $ 2,543
27,607 (a) Pearl Abyss Corp 1,244
248,722 (a) Pinterest, Inc 4,562
30,419 (a) ProSiebenSat. Media AG. 138
713,660 Publicis Groupe S.A. 59,069
58,139 (a) PVR Ltd 563
330,947 (a) QuinStreet, Inc 3,975
55,900 (a),(b) Qunabox Group Ltd 118
38,225 (b) REA Group Ltd 4,188
54,802 (a) Reddit, Inc 7,379
2,386,809 (a) Rightmove plc 13,656
400,225 (a) ROBLOX Corp 22,637
144,385 (a) Roku, Inc 13,662
27,254 (a) RTL Group 1,167
64,820 Saregama India Ltd 218
24,614 (a) Saudi Research & Media Group 571
128,032 (a) Schibsted ASA (B Shares) 3,168
61,545 (a),(c) Scout24 SE 4,749
1,143,084 (a) Sea Ltd (ADR) 94,659
359,417 Seek Ltd 3,532
541,900 (a),(b) Septeni Holdings Co Ltd 1,440
755,018 (b) SES S.A. 5,425
10,999 (a) SHIFT UP Corp 233
6,901 (b) Shochiku Co Ltd 517
119,800 Sky Perfect Jsat Corp 2,272
8,952 SM Entertainment Co Ltd 537
617,600 (a),(b),(d) SMI Holdings Group Ltd 1
307,129 (a),(b) Societe Television Francaise 1 2,497
1,677,200 Solusi Sinergi Digital Tbk PT 212
3,199 (a) Sphere Entertainment Co 376
191,641 (a) Spotify Technology S.A. 92,929
969,200 Square Enix Co Ltd 15,445
40,793 (a) Starz Entertainment Corp 469
40,120 (a) Storytel AB 359
25,235 (a) Stroeer SE & Co KGaA 897
8,878 (a) Studio Dragon Corp 212
67,014 Sun TV Network Ltd 404
296,871 (a) Take-Two Interactive Software, Inc 58,632
8,621,354 Tencent Holdings Ltd 543,769
354,897 (a) Tencent Music Entertainment Group (ADR) 3,293
155,300 (a) Thryv Holdings, Inc 426
31,353 Tips Industries Ltd 165
28,082 TKO Group Holdings, Inc 5,663
55,000 Toei Animation Co Ltd 906
23,020 Toei Co Ltd 863
23,900 Tokyo Broadcasting System, Inc 861
2,402,524 (a),(b) TripAdvisor, Inc 25,611
67,452 (a),(b) Trump Media & Technology Group Corp 626
251,440 (a),(c) Trustpilot Group plc 642
17,851 TV Asahi Corp 394
2,450 (a) TX Group AG. 408
938,611 (a),(b) Ubisoft Entertainment 4,243
986,551 Universal Music Group NV 19,150
61,177 (a) Versant Media Group, Inc 2,265
8,538,100 VGI PCL 245
535,300 (a) Vivendi Universal S.A. 1,111
3,489,203 Walt Disney Co 336,289
577,314 (a) Warner Bros Discovery, Inc 15,853
943,080 (a) Weibo Corp 8,185
13,027 Wemade Co Ltd 181
768,801 (a) WPP plc 2,404
213,000 XD, Inc 1,662

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
198,000 (a) Xinhua Winshare Publishing and Media Co Ltd $ 264
10,159 YG Entertainment, Inc 362
7,107,585 ZEE Telefilms Ltd 5,459
275,500 (a) Zhejiang Century Huatong Group Co Ltd 644
390,290 (a) Ziff Davis, Inc 16,377
TOTAL MEDIA & ENTERTAINMENT 7,458,537
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
180,207 (a) 10X Genomics, Inc 3,826
737,000 (c) 3SBio, Inc 2,173
61,165 (a) 4D Molecular Therapeutics, Inc 569
39,449 Aarti Pharmalabs Ltd 250
341,000 (a) Abbisko Cayman Ltd 532
2,398,524 AbbVie, Inc 521,655
28,856 (a) ABLBio, Inc 3,263
340,494 (a) Acadia Pharmaceuticals, Inc 7,579
38,550 Acutaas Chemicals Ltd 1,051
544,045 (a) Adaptive Biotechnologies Corp 7,551
85,886 (a) AddLife AB 1,281
2,410,686 (a) ADMA Biologics, Inc 21,720
16,998 (a) Aether Industries Ltd 199
63,950 Agilent Technologies, Inc 7,289
208,378 (a) Agios Pharmaceuticals, Inc 7,049
149,729 Ajanta Pharma Ltd 4,454
370,000 (a),(c) Akeso, Inc 6,300
39,863 Alembic Pharmaceuticals Ltd 281
98,559 ALK-Abello A.S. 3,116
9,230 Alkem Laboratories Ltd 517
797,077 (a) Alkermes plc 28,185
989,626 (a) Allogene Therapeutics, Inc 2,415
57,999 Almirall S.A. 823
31,371 (a) Alnylam Pharmaceuticals, Inc 10,380
1,261,000 (a),(c) Alphamab Oncology 1,272
24,283 Alteogen, Inc 5,508
141,468 (a) Altimmune, Inc 436
93,864 (a) Alumis, Inc 2,068
243,102 Amgen, Inc 85,535
327,170 (a) Amicus Therapeutics, Inc 4,731
1,196,688 (a) Amneal Pharmaceuticals, Inc 14,875
204,469 (a) ANI Pharmaceuticals, Inc 15,724
90,157 (a) Anika Therapeutics, Inc 1,307
1,821,064 (a) Annexon, Inc 10,089
44,192 (a) Apellis Pharmaceuticals, Inc 1,778
36,630 (a) Apogee Therapeutics, Inc 3,083
12,940 (a) APRILBIO Co Ltd 479
326,048 (a) Arcutis Biotherapeutics, Inc 7,682
2,037,579 (a) Ardelyx, Inc 12,205
66,240 (a) Argenx SE 48,372
105,566 (a) Argenx SE 76,613
113,752 (a) Arrowhead Pharmaceuticals, Inc 7,132
210,100 (a),(c) Ascentage Pharma Group International 1,252
178,000 (a),(c) Ascletis Pharma, Inc 383
262,852 Aspen Pharmacare Holdings Ltd 2,041
1,119,800 Astellas Pharma, Inc 18,255
5,453 AstraZeneca Pharma India Ltd 449
198,931 AstraZeneca plc 39,233
2,138,231 AstraZeneca plc 418,110
50,556 Aurobindo Pharma Ltd 703
271,365 (a) Avantor, Inc 2,128
166,798 (a) Axsome Therapeutics, Inc 28,192
25,394 (b) Bachem Holding AG. 2,095
9,860 (a) Basilea Pharmaceutica 674
2,604,243 (a) Bausch Health Cos, Inc 14,078

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
58,783 (a) Bavarian Nordic AS $ 1,777
428,482 Bayer AG. 19,829
78,700 (a) BeiGene Ltd (ADR) 23,372
106,000 (a) Beijing Tong Ren Tang Chinese Medicine Co Ltd 103
12,300 Beijing Tongrentang Co Ltd 50
11,258 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 65
18,790 (a) Benitec Biopharma, Inc 200
1,340,600 (a) BeOne Medicines Ltd 30,073
33,338 (a),(b),(c) BioArctic AB 1,137
399,152 Biocon Ltd 1,534
1,386,232 (a) BioCryst Pharmaceuticals, Inc 13,197
37,000 (a) Biocytogen Pharmaceuticals Beijing Co Ltd 261
1,209,492 (a) BioGaia AB 15,346
18,719 (a) Biogen, Inc 3,432
388,989 (a),(b) Biohaven Ltd 3,291
106,001 (a) BioMarin Pharmaceutical, Inc 5,988
83,545 Bio-Techne Corp 4,366
21,883 Blue Jet Healthcare Ltd 76
44,115 (a),(c) BoneSupport Holding AB 923
52,267 Bora Pharmaceuticals Co Ltd 735
119,252 (a) Bridgebio Pharma, Inc 8,856
301,287 Bristol-Myers Squibb Co 18,273
111,536 Bruker BioSciences Corp 4,029
38,004 Cadila Healthcare Ltd 354
625,000 (a) Caliway Biopharmaceuticals Co Ltd 1,750
37,725 (a) Camurus AB 1,885
50,600 (a),(c) CanSino Biologics, Inc 204
18,186 Caplin Point Laboratories Ltd 293
63,515 (a) Capricor Therapeutics, Inc 1,931
12,298 Caregen Co Ltd 758
9,412 (a),(b) Caris Life Sciences, Inc 168
310,500 (a),(c) CARsgen Therapeutics Holdings Ltd 683
17,056 Celltrion Pharm Inc 637
728,971 Celltrion, Inc 97,480
496,331 Center Laboratories, Inc 639
3,614 Changchun High & New Technology Industry Group, Inc 45
26,287 (a) Charles River Laboratories International, Inc 4,535
12,314 Chemometec A.S. 587
1,011,000 (a) China Medical System Holdings Ltd 1,739
1,069,000 (a),(c) China Resources Pharmaceutical Group Ltd 793
21,080 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 86
250,000 (a) China Shineway Pharmaceutical Group Ltd 287
389 (a),(d) Chinook Therapeutics, Inc 0 ^
5,171 Chong Kun Dang Pharmaceutical Corp 309
9,370 (a) Chongqing Zhifei Biological Products Co Ltd 20
1,072,000 Chugai Pharmaceutical Co Ltd 59,119
264,168 Cipla Ltd 3,442
1,664,000 (a) CK Life Sciences International Holdings, Inc 145
200,917 (a) Clarity Pharmaceuticals Ltd 445
63,495 (a) Codexis, Inc 104
153,566 (a) Cogent Biosciences, Inc 5,911
19,523 Concord Biotech Ltd 212
335,000 (a) Consun Pharmaceutical Group Ltd 715
39,583 (a) Corcept Therapeutics, Inc 1,596
5,869 (a) COSMO Pharmaceuticals NV 620
161,727 (a) Crinetics Pharmaceuticals, Inc 5,874
189,422 (a),(b) Cronos Group, Inc 479
72,899 CSL Ltd 7,160
5,980 (a) CSPC Innovation Pharmaceutical Co Ltd 28
31,350,054 (a) CSPC Pharmaceutical Group Ltd 36,998
686,500 (a),(b),(c) CStone Pharmaceuticals 777
145,479 (a) Cullinan Oncology, Inc 2,067

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
14,668 (a) D&D PharmaTech, Inc $ 679
14,189 Daewoong Co Ltd 225
4,004 Daewoong Pharmaceutical Co Ltd 433
5,229,200 Daiichi Sankyo Co Ltd, Reg S 93,554
1,530,494 Danaher Corp 290,182
451,570 (a) Day One Biopharmaceuticals, Inc 9,682
122,284 (a) Definium Therapeutics, Inc 2,311
11,871 (a) Dermapharm Holding SE 580
38,442 (a),(b) DiaMedica Therapeutics, Inc 260
92,418 Divi's Laboratories Ltd 5,840
13,689 DongKook Pharmaceutical Co Ltd 211
2,402 (a) Dottikon Es Holding AG. 1,046
106,295 Dr Reddy's Laboratories Ltd 1,425
19,600 (a),(b) Duality Biotherapeutics, Inc 750
84,539 (a) Dyne Therapeutics, Inc 1,533
99,090 (a) Edgewise Therapeutics, Inc 3,121
141,000 (a) EirGenix, Inc 245
373,383 (a) Elanco Animal Health, Inc 8,935
1,075,612 Eli Lilly & Co 989,316
14,949 Emcure Pharmaceuticals Ltd 251
118,871 (a) Entrada Therapeutics, Inc 1,500
44,816 (a) Erasca, Inc 725
34,908 (a),(c) Eris Lifesciences Ltd 480
86,595 Eurofins Scientific SE 6,319
198,000 (a),(b),(c) Everest Medicines Ltd 961
99,443 (a) Evotec SE 505
578,478 (a) Exelixis, Inc 24,811
49,876 FDC Ltd 169
25,590 (a),(b) Fennec Pharmaceuticals, Inc 157
11,993 (a) Financiere de Tubize S.A. 2,975
369,400 (a) Fortrea Holdings, Inc 3,480
260,960 (a),(b) Galapagos NV 7,962
572,113 (a) Galderma Group AG. 112,439
919,500 GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS. 221
44,400 (a),(b) GenFleet Therapeutics Shanghai, Inc 189
35,026 (a) Genmab AS 9,433
452,100 (b) Genomma Lab Internacional SAB de C.V. 457
233,386 (a) Genscript Biotech Corp 331
49,454 Genus plc 1,568
26,533 Gerresheimer AG. 612
35,376 (a) GI Innovation, Inc 305
1,616,785 Gilead Sciences, Inc 225,331
205,756 (c) Gland Pharma Ltd 3,699
209,963 GlaxoSmithKline Pharmaceuticals Ltd 5,093
17,535 Glenmark Life Sciences Ltd 181
112,635 Glenmark Pharmaceuticals Ltd 2,531
43,801 (a),(b) GNI Group Ltd 837
927,000 (a) Grand Pharmaceutical Group Ltd 850
105,799 Granules India Ltd 700
4,743 Green Cross Corp 454
18,966 Green Cross Holdings Corp 168
80,595 (a),(b) Greenwich Lifesciences, Inc 1,936
3,144,607 GSK plc 86,620
5,345 Gubra A.S. 299
1,347,548 H Lundbeck A.S. 8,438
36,300 Haisco Pharmaceutical Group Co Ltd 288
33,537,630 Haleon plc 165,978
4,406,496 (b) Haleon plc (ADR) 44,109
151,637 (a) Halozyme Therapeutics, Inc 9,800
25,227 (a) Hanall Biopharma Co Ltd 959
6,521 Hangzhou Tigermed Consulting Co Ltd - A 52
4,345 Hanmi Pharm Co Ltd 1,551

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
301,839 (a),(c) Hansoh Pharmaceutical Group Co Ltd $ 1,382
476,000 (a),(c) HBM Holdings Ltd 803
35,600 (a) Hebei Changshan Biochemical Pharmaceutical Co Ltd 196
176,900 (a),(b) Heron Therapeutics, Inc 142
730,959 Hikma Pharmaceuticals plc 12,277
16,400 Hisamitsu Pharmaceutical Co, Inc 625
10,878 HK inno N Corp 363
2,548,684 (a),(b),(d) Hua Han Health Industry Holdings Ltd 3
4,291 (a) Hugel, Inc 692
427,000 (a),(b) HUTCHMED China Ltd 1,244
24,154 (a) Hypera S.A. 113
216,600 (a) Hypera S.A. 973
118,572 (a) Ideaya Biosciences, Inc 3,951
106,945 (a),(b) Idorsia Ltd 472
13,870 Il Dong Pharmaceutical Co Ltd 265
85,246 (a) Illumina, Inc 10,507
2,840 Imeik Technology Development Co Ltd 48
244,930 (a),(b) ImmunityBio, Inc 1,879
80,028 (a) Immunome, Inc 1,750
88,319 (a) Incyte Corp 8,313
63,046 Indegene Ltd 292
322,780 (a) Indivior Pharmaceuticals, Inc 9,838
296,810 (a) Inhibikase Therapeutics, Inc 499
613,000 (a),(c) InnoCare Pharma Ltd 1,067
1,119,073 (a),(c) Innovent Biologics, Inc 12,309
194,600 (a) Innoviva, Inc 4,534
119,077 (a) Insmed, Inc 19,471
230,687 (a) Ionis Pharmaceuticals, Inc 17,322
1,716,081 (a),(b) Iovance Biotherapeutics, Inc 6,023
114,682 Ipca Laboratories Ltd 1,936
91,034 (a) IQVIA Holdings, Inc 15,525
286,800 (a),(c) Jacobio Pharmaceuticals Group Co Ltd 255
16,856 Jamjoom Pharmaceuticals Factory Co 639
43,913 (a) Jazz Pharmaceuticals plc 8,302
373,346 JB Chemicals & Pharmaceuticals Ltd 8,154
173,311 Jiangsu Hengrui Pharmaceuticals Co Ltd 1,401
3,563,065 Johnson & Johnson 870,956
113,100 (b),(c) Joinn Laboratories China Co Ltd 285
49,061 Jubilant Pharmova Ltd 422
308,679 Kaken Pharmaceutical Co Ltd 8,115
92,037,700 Kalbe Farma Tbk PT 5,288
4,044 (a) Kangmei Pharmaceutical Co Ltd 1
148,000 (a),(c) Keymed Biosciences, Inc 1,169
22,500 Kissei Pharmaceutical Co Ltd 669
17,300 (a) Kodiak Sciences, Inc 659
41,102 (a) Krystal Biotech, Inc 10,617
21,356 (a),(b) Kuros Biosciences AG. 603
18,481 Kyorin Co Ltd 194
12,571 L&C Bio Co Ltd 580
14,728 Laboratorios Farmaceuticos Rovi S.A 1,394
569,103 (a),(b) Larimar Therapeutics, Inc 2,561
264,635 (c) Laurus Labs Ltd 2,792
14,977 (a) Legend Biotech Corp (ADR) 271
19,243 (a) LegoChem Biosciences, Inc 2,518
572,000 (a),(c) Lepu Biopharma Co Ltd 393
328,032 Lonza Group AG. 210,439
115,000 Lotus Pharmaceutical Co Ltd 760
75,319 (a) Lumosa Therapeutics Co Ltd 343
1,166,445 Lupin Ltd 28,867
1,615,000 (a),(c) Luye Pharma Group Ltd 522
21,147 (a) Madrigal Pharmaceuticals, Inc 11,070
127,266 (a) Magenta Therapeutics, Inc 10,680

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
75,456 Mankind Pharma Ltd $ 1,611
175,586 Marksans Pharma Ltd 296
5,670 (a),(b) MBX Biosciences, Inc 169
9,014 (a) Medcap AB 447
13,722 (a),(b) Medincell S.A. 361
19,969 (a) Medpace Holdings, Inc 9,589
4,079 Medytox, Inc 276
287,900 Mega Lifesciences PCL 297
2,618,011 Merck & Co, Inc 314,921
693,498 (a),(b) Mesoblast Ltd 1,067
8,445 (a) Mettler-Toledo International, Inc 10,651
16,947 (a) Mezzion Pharma Co Ltd 986
5,196 Middle East Pharmaceutical Co 135
192,390 (a) Mirum Pharmaceuticals, Inc 17,773
10,775 Mochida Pharmaceutical Co Ltd 239
45,564 (a) Moderna, Inc 2,315
21,100 (a),(b) Nanjing Leads Biolabs Co Ltd 202
23,457 (a) Nanobiotix S.A. 701
63,593 Natco Pharma Ltd 661
164,089 (a) Natera, Inc 32,816
39,694 (a) Naturecell Co Ltd 464
5,645 Neuland Laboratories Ltd 721
83,566 (a) Neuren Pharmaceuticals Ltd 697
95,188 (a) Neurocrine Biosciences, Inc 12,540
38,500 Nippon Shinyaku Co Ltd 1,267
349,646 (a) Nkarta, Inc 738
55,518 (a),(d) NKMax Co Ltd 0 ^
1,321,686 Novartis AG. 202,871
3,026,032 Novo Nordisk A.S. 110,736
255,300 (a) Nurix Therapeutics, Inc 3,957
4,245 (a) Nuvation Bio, Inc 18
224,000 (a),(b),(c) Ocumension Therapeutics 213
20,477 (a),(b) Olema Pharmaceuticals, Inc 305
12,220 (a) OliX Pharmaceuticals, Inc 1,554
3,120 (a),(d) OmniAb Operations, Inc 0 ^
3,120 (a),(d) OmniAb Operations, Inc 0 ^
437,156 (a) OmniAb, Inc 686
222,605 (a) Oneness Biotech Co Ltd 371
32,611 (a) Onesource Specialty Pharma Ltd 512
279,300 Ono Pharmaceutical Co Ltd 4,483
109,855 Organon & Co 658
6,827 (a) Orum Therapeutics, Inc 407
27,159 (a) Oscotec, Inc 934
457,500 (a) Otsuka Holdings Co Ltd 32,469
53,307 (a) Oxford Biomedica plc 391
361,903 (a) Oxford Nanopore Technologies plc 535
834,400 (a),(b) Pacific Biosciences of California, Inc 1,101
77,000 (a) PeptiDream, Inc 592
16,611 (a) Peptron, Inc 3,348
858,438 Pfizer, Inc 24,105
10,322 Pharma Mar S.A. 1,056
153,462 PharmaEssentia Corp 2,943
69,951 (a),(d) Pharmally International Holding Co Ltd 0 ^
5,427 PharmaResearch Co Ltd 1,101
4,725 Pharmaron Beijing Co Ltd - A 20
530,257 (a) Pharming Group NV 896
17,007 (a),(b) Pharvaris NV 480
186,651 Phibro Animal Health Corp 10,324
496,634 Piramal Pharma Ltd 724
174,458 (a) Polaris Group 106
9,179 (a),(c) PolyPeptide Group AG. 332
5,473 (a) Praxis Precision Medicines, Inc 1,763

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
51,708 (a) Prestige Consumer Healthcare, Inc. $ 3,065
5,613 Procter & Gamble Health Ltd 286
2,524 (a) Protara Therapeutics, Inc 13
133,810 (a) PTC Therapeutics, Inc 9,116
83,165 QIAGEN NV 3,330
148,778 (a),(b) Recursion Pharmaceuticals, Inc 457
630,718 Regeneron Pharmaceuticals, Inc 487,318
111,500 (a),(c) Remegen Co Ltd 1,390
28,387 (a) Repligen Corp 3,345
94,717 (a) REVOLUTION Medicines, Inc 9,211
76,391 Richter Gedeon Rt 2,720
60,458 (a) Rigel Pharmaceuticals, Inc 1,635
1,330,720 Roche Holding AG. 531,078
1,189,460 (a) Rocket Pharmaceuticals, Inc 4,258
520,973 (a) Roivant Sciences Ltd 14,431
213,356 Royalty Pharma plc 10,235
101,274 (a),(c) SAI Life Sciences Ltd 1,046
11,255 Sam Chun Dang Pharm Co Ltd 6,425
6,584 (a),(c) Samsung Biologics Co Ltd 6,748
4,583 (a) Samsung Episholdings Co Ltd 1,556
174,900 (a),(b) SanBio Co Ltd 2,029
809,387 Sanofi (ADR) 38,996
4,157 Sanofi Consumer Healthcare India Ltd 188
7,152 (a) Sanofi India Ltd 242
1,158,573 Sanofi-Aventis 111,883
1,339,100 Santen Pharmaceutical Co Ltd 15,065
41,847 (a) Sarepta Therapeutics, Inc 911
19,854 Sartorius AG. 4,968
90,277 Sartorius Stedim Biotech 17,583
48,352 Saudi Pharmaceutical Industries & Medical Appliances Corp 391
74,351 Sawai Group Holdings Co Ltd 1,048
238,950 (a) Scholar Rock Holding Corp 11,747
27,982 Schott Pharma AG.& Co KGaA 450
24,914 Seegene, Inc 365
163,200 (a) Shandong BoAn Biotechnology Co Ltd 130
12,803 Shanghai Allist Pharmaceuticals Co Ltd 180
24,188 Shanghai Fosun Pharmaceutical Group Co Ltd - A 94
47,900 (a),(c) Shanghai Henlius Biotech, Inc 428
51,037 Shanghai RAAS Blood Products Co Ltd 43
10,825 Shenzhen Salubris Pharmaceuticals Co Ltd 96
54,616 Shilpa Medicare Ltd 202
850,000 Shionogi & Co Ltd 18,803
6,955 Sichuan Kelun Pharmaceutical Co Ltd 35
79,600 (a) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 4,721
29,585 (b) Siegfried Holding AG. 2,806
3,616,000 (a),(b) Sihuan Pharmaceutical Holdings Group Ltd 635
24 (a),(b) Silence Therapeutics plc (ADR) 0 ^
658,000 (a),(c) Simcere Pharmaceutical Group Ltd 1,073
2,060,236 (a) Sino Biopharmaceutical Ltd 1,565
6,310 (a) SK Biopharmaceuticals Co Ltd 398
21,529 (a) SK Bioscience Co Ltd 611
10,197 (b) SKAN Group AG. 549
53,108 (a) Sosei Group Corp 299
1,112,000 (a) SSY Group Ltd 350
9,870 ST Pharm Co Ltd 965
44,598 Strides Pharma Science Ltd 447
132,900 Sumitomo Dainippon Pharma Co Ltd 1,813
49,200 (a),(b) Summit Therapeutics, Inc 933
2,218,250 Sun Pharmaceutical Industries Ltd 41,488
73,411 (a),(b) Sunshine Lake Pharma Co Ltd 421
87,992 (a) Suven Pharmaceuticals Ltd 281
429,657 (a) Syndax Pharmaceuticals, Inc 10,037

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
682,295 (c) Syngene International Ltd $ 2,832
140,484 (a) TaiMed Biologics, Inc 230
39,833 Takara Bio, Inc 291
1,227,700 Takeda Pharmaceutical Co Ltd 45,214
126,182 (a),(b) Tango Therapeutics, Inc 2,640
66,244 (a) Tarsus Pharmaceuticals, Inc 4,647
9,627 (a) Tecan Group AG. 1,639
202,548 (a),(b) Telix Pharmaceuticals Ltd 1,939
45,561 (a),(b) Tempus AI, Inc 2,060
128,777 (a) Terns Pharmaceuticals, Inc 6,789
551,500 (a) Teva Pharmaceutical Industries Ltd (ADR) 16,611
462,789 (a) TG Therapeutics, Inc 15,374
421,570 Thermo Fisher Scientific, Inc 207,214
521,000 Tong Ren Tang Technologies Co Ltd 263
135,683 Torrent Pharmaceuticals Ltd 6,053
20,113 Towa Pharmaceutical Co Ltd 517
183,000 (a) Travere Therapeutics, Inc 5,437
43,800 Tsumura & Co 1,041
108,000 TTY Biopharm Co Ltd 248
342,456 UCB S.A. 103,181
239,290 (a) Ultragenyx Pharmaceutical, Inc 5,013
757,562 (a) United Laboratories Ltd 939
36,458 (a) United Therapeutics Corp 21,619
102,710 (a),(b) Valneva SE 344
73,792 (a) Vera Therapeutics, Inc 2,969
174,156 (a) Vertex Pharmaceuticals, Inc 77,768
1,371,141 Viatris, Inc 18,524
45,892 (a),(b) Viking Therapeutics, Inc 1,493
48,250 (a) Vir Biotechnology, Inc 432
3,130 Virbac S.A. 1,293
58,085 (a) Viridian Therapeutics, Inc 1,136
58,274 (a) Vitrolife AB 586
9,404 (a) Voronoi, Inc 1,969
34,084 (a) Waters Corp 10,150
240,508 (a) WaVe Life Sciences Ltd 1,744
98,795 West Pharmaceutical Services, Inc 24,762
2,410,000 Winteam Pharmaceutical Group Ltd 547
54,308 (a) Wockhardt Ltd 681
29,258 WuXi AppTec Co Ltd - A 424
72,937 (c) WuXi AppTec Co Ltd - H 1,117
32,574,000 (a),(c) Wuxi Biologics Cayman, Inc 140,084
230,000 (a) WuXi XDC Cayman, Inc 1,745
713,615 (a) Xeris Biopharma Holdings, Inc 4,139
1,080,000 (a),(b) XtalPi Holdings Ltd 1,264
11,549 Yuhan Corp 738
17,607 Yunnan Baiyao Group Co Ltd 140
741,900 (a) Zai Lab Ltd 1,369
372,655 (a) Zealand Pharma AS 17,355
12,600 ZERIA Pharmaceutical Co Ltd 176
48,348 (a) Zevra Therapeutics, Inc 451
6,701 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 147
779,926 Zoetis, Inc 92,195
88,555 (a) Zymeworks, Inc 2,217
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,413,126
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
4,045 (a) Africa Israel Residences Ltd 309
43,948 (a) Airport City Ltd 748
2,357,079 (a) Aldar Properties PJSC 5,095
386,591 (a) Aliansce Sonae Shopping Centers sa 2,264
32,057 (a) Allreal Holding AG. 9,043
121,627 Alony Hetz Properties & Investments Ltd 1,313
452,620 (b) Altus Group Ltd 15,536

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
634,500 (a) Amata Corp PCL $ 369
186,465 Amot Investments Ltd 1,148
16,156 (a) Amram Avraham Construction Co Ltd 201
90,309 Anant Raj Industries Ltd 392
2,316,500 (a) AP Thailand PCL 595
1,364,345 (c) Arabian Centres Co 6,208
579,964 (a) Aroundtown S.A. 1,544
72,604 Arriyadh Development Co 362
212,096 (b) Atrium Ljungberg AB 654
120,445 Aura Investments Ltd 735
3,953,108 Ayala Land, Inc 1,057
2,318,278 Barwa Real Estate Co 1,477
12,210 Big Shopping Centers Ltd 2,804
4,328 (a) Blue Square Real Estate Ltd 536
94,276 Brigade Enterprises Ltd 651
4,940,100 (a) Bumi Serpong Damai Tbk PT 217
542,000 (a) C&D International Investment Group Ltd 877
27,616 CA Immobilien Anlagen AG. 783
679,498 (b) Capitaland India Trust 536
1,693,493 Capitaland Investment Ltd 3,605
268,930 (a) Castellum AB 3,111
59,320 Catena AB 2,767
490,000 Cathay Real Estate Development Co Ltd 351
226,548 (a) CBRE Group, Inc 30,688
1,239,082 Central Pattana PCL 2,320
93,400 Centurion Corp Ltd 107
41,481 Century Textiles & Industries Ltd 494
3,182,000 (a) China Jinmao Holdings Group Ltd 529
312,527 China Merchants Shekou Industrial Zone Holdings Co Ltd 383
1,134,000 (a) China Overseas Grand Oceans Group Ltd 346
2,407,786 (a) China Overseas Land & Investment Ltd 3,591
895,000 (a),(b) China Overseas Property Holdings Ltd 454
1,968,102 (a) China Resources Land Ltd 7,294
428,200 (a),(c) China Resources Mixc Lifestyle Services Ltd 2,587
393,419 China Vanke Co Ltd (Class A) 229
122,426 Chong Hong Construction Co Ltd 302
50,805 (b) Cibus Nordic Real Estate AB 762
8,098,100 Ciputra Development Tbk PT 339
370,300 (a) City Developments Ltd 2,379
1,383,769 (a) CK Asset Holdings Ltd 7,918
31,454 Colliers International Group, Inc 3,363
1,250,090 Commercial Real Estate Co KSC 734
955,500 (a) Compass, Inc 6,985
516,627 (a),(b) Corem Property Group AB 182
668,200 (b) Corp Inmobiliaria Vesta SAB de C.V. 2,237
452,025 (a) CoStar Group, Inc 18,235
12,556,000 (a),(b) Country Garden Holdings Co Ltd 514
1,722,000 (a) Country Garden Services Holdings Co Ltd 1,309
154,738 CTP BV 2,590
838,618 (a) Cushman & Wakefield Ltd 10,281
145,176 (a) D B Realty Ltd 131
41,900 Daito Trust Construction Co Ltd 982
214,966 Da-Li Development Co Ltd 319
324,184 (a) Dar Al Arkan Real Estate Development Co 1,570
310,000 (a) Delpha Construction Co Ltd 239
922,284 (a) Deyaar Development PJSC 202
197,140 Dios Fastigheter AB 1,314
495,032 DLF Ltd 2,661
20,353 (b) DREAM Unlimited Corp 268
860,800 Eco World Development Group BHD 434
26,337 (a) Electra Real Estate Ltd 440
604,166 (a) Emaar Development PJSC 2,287

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
122,988 (a) Emaar Economic City $ 319
4,067,678 Emaar Properties PJSC 13,311
26,853 (a),(c) Entra ASA 291
4,118,000 (a),(c) Evergrande Property Services Group Ltd 598
365,470 (b) eXp World Holdings, Inc 2,189
143,736 (a),(b) Fabege AB 1,150
208,000 (a) Farglory Land Development Co Ltd 464
446,625 (a) Fastighets AB Balder 2,616
35,843 (a) FastPartner AB 162
28,629 FirstService Corp 3,983
961,271 Fortress REIT Ltd 1,255
37,903 Gav-Yam Lands Corp Ltd 432
1,952,342 (a) Gazit Globe Ltd 7,283
86,828 (a) Gemlife Communities Group 266
12,060 Genus Prime Infra Ltd 3
95,558 (a) Godrej Properties Ltd 1,496
9,480 Goldcrest Co Ltd 202
52,895 (a) Grand City Properties S.A. 554
45,000 (a) Great Eagle Holdings Ltd 95
728,000 (a),(b) Greentown China Holdings Ltd 815
1,186,000 (a) Greentown Service Group Co Ltd 652
286,000 (a) Guangdong Hong Kong Greater Bay Area Holdings Ltd 224
416,900 Hainan Airport Infrastructure Co Ltd 221
573,000 (a) Hang Lung Group Ltd 1,096
25,270,479 Hang Lung Properties Ltd 28,277
16,315,400 (a),(d) Hanson International Tbk PT 0 ^
134,144 Heiwa Real Estate Co Ltd 2,067
1,049,349 (a) Henderson Land Development Co Ltd 3,899
2,723 (a) Hiag Immobilien Holding AG. 462
1,073,622 Highwealth Construction Corp 1,181
1,106,700 Hongkong Land Holdings Ltd 8,625
1,015,477 (a) Hopson Development Holdings Ltd 342
13,104 (a) Howard Hughes Holdings, Inc 829
210,840 Huaku Development Co Ltd 800
90,141 (b) Hufvudstaden AB (Series A) 1,142
1,499,696 Hysan Development Co Ltd 3,600
158,925 Ichigo Holdings Co Ltd 473
185,500 (a) Iguatemi S.A. 1,001
25,564 (a) IMMOFINANZ AG. 460
51,660 (a) Intea Fastigheter AB 382
13,548 (a) Intershop Holding AG. 2,866
1,162,100 IOI Properties Group Bhd 957
128,855 Israel Canada T.R Ltd 723
2,896 (a) Isras Holdings Ltd 283
898 (a) Isras Investment Co Ltd 231
210,417 I-Sunny Construction & Development Co Ltd 320
567,984 (a) IWG plc 1,318
82,800 JHSF Participacoes S.A. 148
41,468 (a) Jones Lang LaSalle, Inc 12,620
543,000 (a) K Wah International Holdings Ltd 154
13,600 (a),(b) Kasumigaseki Capital Co Ltd 551
41,152 Katitas Co Ltd 825
1,260,700 (a) KE Holdings, Inc 6,244
3,355,660 (a),(b) KE Holdings, Inc (ADR) 50,234
20,900 Keihanshin Building Co Ltd 260
435,500 (a) Kerry Properties Ltd 1,221
222,200 Kindom Development Co Ltd 224
34,864 (a) Knowledge Economic City Co 108
103,704 (b) Kojamo Oyj 949
234,900 KSL Holdings BHD 175
628,365 (a) Kuwait Real Estate Co KSC 692
39,827 (a) Lamda Development S.A. 276

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
5,727,600 (a) Land and Houses PCL $ 656
3,000 (a) Langham Hospitality Investments Ltd 0 ^
1,721,233 Lend Lease Corp Ltd 3,963
150,243 Leopalace21 Corp 611
503,478 Lighthouse Properties plc 222
140,943 (a) Logistea AB 194
1,337,593 (a),(b),(c) Longfor Group Holdings Ltd 1,302
417,991 (a) Mabanee Co SAK 1,226
188,843 (c) Macrotech Developers Ltd 1,365
1,295,300 (a) Mah Sing Group BHD 324
63,301 Mahindra Lifespace Developers Ltd 199
1,642 Mainstreet Equity Corp 207
59,413 Makkah Construction & Development Co 1,345
35,779 (a),(b),(d) Mapeley Ltd 0 ^
122,265 Marcus & Millichap, Inc 3,251
900,750 Matrix Concepts Holdings Bhd 283
31,680 (a) Max Estates Ltd 103
833,100 MBK PCL 437
16,379 Mega Or Holdings Ltd 2,615
8,221,000 Megaworld Corp 285
19,846 Melisron Ltd 2,582
77,546 (a) Milpa 319
764,200 Mitsubishi Estate Co Ltd 21,212
11,118,899 Mitsui Fudosan Co Ltd 118,532
443,460 (a) Mivne Real Estate KD Ltd 1,849
43,625,900 (a) MNC Tourism Indonesia Tbk PT 259
5,609 (a) Mobimo Holding AG. 2,662
2,178 Morguard Corp 180
215,300 Multiplan Empreendimentos Imobiliarios S.A. 1,322
920,785 (a) National Real Estate Co KPSC 205
374,402 NEPI Rockcastle NV 3,004
21,640 NESCO Ltd 233
1,059,000 New World Development Co Ltd 1,100
1,013,009 Newmark Group, Inc 15,185
25,248 (b) Nexity 235
419,100 Nomura Real Estate Holdings, Inc 2,717
25,880 (a),(b) NP3 Fastigheter AB 670
119,347 (a) Nyfosa AB 828
29,929 Oberoi Realty Ltd 453
141,700 (a) Onewo, Inc 296
269,250 (a) OSK Holdings BHD 106
13,271,400 Pakuwon Jati Tbk PT 264
85,592 (a),(b) Pandox AB 1,622
506,213 Parque Arauco S.A. 2,071
30,375 (a) Patrizia Immobilien AG. 247
95,539 (a) PEXA Group Ltd 1,014
125,924 Phoenix Mills Ltd 2,018
38,766 (a) Platzer Fastigheter Holding AB 276
469,716 Plaza S.A. 1,999
403,962 Poly Developments and Holdings Group Co Ltd 343
101,600 Poly Property Development Co Ltd 406
1,773,000 (a) Poly Property Group Co Ltd 398
6,149 (a) Prashkovsky Investments and Construction Ltd 288
108,578 Prestige Estates Projects Ltd 1,301
122,400 (a) Propnex Ltd 160
34,829 (a) PSP Swiss Property AG. 6,915
44,643 (a) Public Property Invest AS. 100
733,000 (a),(b) Radiance Holdings Group Co Ltd 125
1,188,886 RAK Properties PJSC 311
156,177 (a) Re/Max Holdings, Inc 900
1,220,029 (a),(b) Real Brokerage, Inc 3,050
69,328 Relo Group, Inc 836

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
205,950 Retal Urban Development Co $ 738
1,565,100 Robinsons Land Corp 449
969,000 Ruentex Development Co Ltd 763
135,650 (a) Sagax AB 2,503
255,892 Sakura Development Co Ltd 387
281,375 Salhia Real Estate Co KSCP 359
820,698 (a),(b) Samhallsbyggnadsbolaget i Norden AB 326
11,623,600 Sansiri PCL 479
118,221 (a) Saudi Real Estate Co 423
104,653 (a) Savills plc 1,141
1,898,000 (a) Seazen Group Ltd 496
293,192 Shanghai Jinqiao Export Processing Zone Development Co Ltd 223
63,700 Shanghai Zhangjiang High-Tech Park Development Co Ltd 319
2,584,000 (b) Shenzhen Investment Ltd 232
2,040,000 (a) Shoucheng Holdings Ltd 441
3,562,500 (a) Shui On Land Ltd 234
22,816 (a) SignatureGlobal India Ltd 172
2,414,000 Sime Darby Property Bhd 750
2,643,557 Sino Land Co 3,874
2,563,052 Sirius Real Estate Ltd 3,141
6,097,788 SM Prime Holdings 2,053
31,999 Sobha Ltd 405
1,961,500 SP Setia BHD 424
25,800 Starts Corp, Inc 785
199,916 StorageVault Canada, Inc 632
162,910 Sumitomo Realty & Development Co Ltd 4,623
47,114 Summit Real Estate Holdings Ltd 809
178,180 (b) Sun Frontier Fudousan Co Ltd 2,995
1,245,643 Sun Hung Kai Properties Ltd 20,741
6,322,000 (b) Sunac China Holdings Ltd 859
1,022,000 (a),(b),(c) Sunac Services Holdings Ltd 109
58,429 Sunteck Realty Ltd 169
1,044,600 (a) Supalai PCL 520
830,800 Swire Properties Ltd 2,434
4,268 Swiss Prime Site AG. 723
275,637 TAG Tegernsee Immobilien und Beteiligungs AG. 4,327
79,917 Taiba Investments Co 792
447,354 Talaat Moustafa Group 612
820,980 (a) Tera Yatirim Teknoloji Holding AS. 323
142,520 (a) Tokyo Tatemono Co Ltd 3,288
434,300 Tokyu Fudosan Holdings Corp 3,707
40,886 (a) Tosei Corp 410
1,361,200 (a) UEM Sunrise Bhd 155
1,446,676 United Development Co QSC 348
342,100 UOL Group Ltd 2,598
10,646 VGP NV 1,021
230,112 Vonovia SE 5,756
285,255 (a),(b) Wallenstam AB 1,236
6,704,900 (a) WHA Corp PCL 872
773,000 (a) Wharf Holdings Ltd 2,133
1,207,000 (a) Wharf Real Estate Investment Co Ltd 3,513
205,705 (a) Wihlborgs Fastigheter AB 1,870
580,642 (a) Yanlord Land Group Ltd 276
7,581 (a) YH Dimri Construction & Development Ltd 1,026
1,183,000 Yuexiu Property Co Ltd 574
20,250 (a),(b) Zillow Group, Inc (Class A) 838
69,450 (a) Zillow Group, Inc (Class C) 2,874
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 669,344
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.7%
5,000 ABLEPRINT TECHNOLOGY CO Ltd 346
8,964 ACM Research Shanghai, Inc 188
222,656 ADATA Technology Co Ltd 2,470

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
51,000 Advanced Echem Materials Co Ltd $ 1,280
825,688 (a) Advanced Micro Devices, Inc 167,970
23,037 Advanced Micro-Fabrication Equipment, Inc China 1,041
65,000 Advanced Wireless Semiconductor Co 249
2,695,600 Advantest Corp 372,011
26,000 Airoha Technology Corp 386
85,621 (a) Aixtron AG. 3,341
47,000 Alchip Technologies Ltd 3,833
496,956 (a) Allegro MicroSystems, Inc 15,669
121,047 (a) Ambarella, Inc 6,231
14,185 (a),(b) Ambiq Micro, Inc 360
226,165 Amkor Technology, Inc 10,184
14,748 (a) Amlogic Shanghai Co Ltd 173
76,201 (a) ams-OSRAM AG. 811
299,601 Analog Devices, Inc 95,315
6,676 Anji Microelectronics Technology Shanghai Co Ltd 245
81,000 AP Memory Technology Corp 1,179
1,390,273 Applied Materials, Inc 475,181
1,518,000 Ardentec Corp 7,606
120,375 (a),(b) ARM Holdings plc (ADR) 18,210
2,035,925 ASE Technology Holding Co Ltd 22,408
28,432 (a) ASM International NV 21,550
236,300 (a) ASM Pacific Technology 3,059
27,000 ASMedia Technology, Inc 934
577,880 ASML Holding NV 768,439
19,000 ASPEED Technology, Inc 6,549
54,593 (a) Astera Labs, Inc 5,983
45,135 (a) BE Semiconductor Industries NV 9,668
7,921 Bestechnic Shanghai Co Ltd 205
17,609 (a) Biwin Storage Technology Co Ltd 565
128,100 (a) Black Sesame International Holding Ltd 257
207,381 (a) Borosil Renewables Ltd 824
8,151,585 Broadcom, Inc 2,522,997
15,531 (a) Cambricon Technologies Corp Ltd 2,258
130,847 (a) Camtek Ltd 19,957
169,209 (a) Ceva, Inc 3,161
259,500 (a) Chang Wah Technology Co Ltd 393
11,538 (a),(d) China Energy Savings Technology, Inc 0 ^
49,449 China Resources Microelectronics Ltd 323
495,000 Chipbond Technology Corp 1,112
4,427,000 ChipMOS Technologies, Inc 7,741
21,492 (a) Cirrus Logic, Inc 3,108
191,698 (a) Credo Technology Group Holding Ltd 17,995
144,264 CSI Solar Co Ltd 270
34,600 (a) Daqo New Energy Corp (ADR) 736
23,148 DB HiTek Co Ltd 1,209
13,200 Disco Corp 5,380
16,662 (a) Dosilicon Co Ltd 270
10,272 (a) Duk San Neolux Co Ltd 355
225,000 Elan Microelectronics Corp 877
94,000 Elite Advanced Laser Corp 750
187,000 Elite Semiconductor Microelectronics Technology, Inc 927
5,450 (a) Elmos Semiconductor SE 939
39,000 eMemory Technology, Inc 3,321
800,000 (a) Ennostar, Inc 1,179
53,607 (a) Enphase Energy, Inc 2,027
63,128 Entegris, Inc 7,401
6,733 Eo Technics Co Ltd 1,781
12,098 Eugene Technology Co Ltd 921
280,000 Everlight Electronics Co Ltd 592
20,346 (a) Fadu, Inc 644
184,913 Faraday Technology Corp 840

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
33,233 (b) Ferrotec Holdings Corp $ 1,368
42,753 (a) First Solar, Inc 8,433
80,550 Fitipower Integrated Technology, Inc 390
294,703 (a) Formfactor, Inc 28,583
88,000 Formosa Advanced Technologies Co Ltd 167
25,200 Formosa Sumco Technology Corp 107
5,900 (a),(b) Fortior Technology Shenzhen Co Ltd 71
71,000 (a) Foxsemicon Integrated Technology, Inc 670
74,179 GalaxyCore, Inc 141
15,117,000 (a) GCL Technology Holdings Ltd 1,679
23,244 (a) GemVax & Kael Co Ltd 515
26,634 GigaDevice Semiconductor, Inc 948
59,000 Global Mixed Mode Technology, Inc 426
53,000 Global Unichip Corp 3,754
51,949 (a) GLOBALFOUNDRIES, Inc 2,311
161,395 (a) Globalwafers Co Ltd 2,202
16,000 Grand Plastic Technology Corp 1,440
822,900 (a) Greatech Technology Bhd 380
3,062,000 Greatek Electronics, Inc 8,373
51,457 (a) Gudeng Precision Industrial Co Ltd 631
15,050 Guobo Electronics Co Ltd 244
37,578 Hana Micron, Inc 726
24,100 Hangzhou Chang Chuan Technology Co Ltd 429
94,218 Hangzhou First Applied Material Co Ltd 242
77,944 Hangzhou Silan Microelectronics Co Ltd 292
26,051 Hanmi Semiconductor Co Ltd 4,501
50,000 Hon Precision, Inc 5,532
41,677 HPSP Co Ltd 1,177
16,116 (a) Hua Hong Semiconductor Ltd 253
446,531 (a),(b),(c) Hua Hong Semiconductor Ltd 4,506
11,818 Hwatsing Technology Co Ltd 302
85,705 Hygon Information Technology Co Ltd 2,677
570,005 Hynix Semiconductor, Inc 323,401
604,868 (a) Ichor Holdings Ltd 28,193
140,580 (a) Impinj, Inc 14,438
1,787,200 Inari Amertron Bhd 581
1,318,746 Infineon Technologies AG. 59,826
19,856 Ingenic Semiconductor Co Ltd 307
11,457,953 (a) Intel Corp 505,639
141,826 ISC Co Ltd 22,788
117,000 ITE Technology, Inc 428
125,000 ITH Corp 130
104,517 JA Solar Technology Co Ltd 167
1,290,513 Japan Material Co Ltd 13,430
70,800 JCET Group Co Ltd 406
53,000 Jentech Precision Industrial Co Ltd 6,664
381,314 Jinko Solar Co Ltd 365
23,000 JinkoSolar Holding Co Ltd (ADR) 584
21,576 Jusung Engineering Co Ltd 913
1,352,000 King Yuan Electronics Co Ltd 11,565
272,035 Kinsus Interconnect Technology Corp 2,801
465,000 (a) Kioxia Holdings Corp 60,729
29,430 KLA Corp 43,333
39,485 Koh Young Technology, Inc 659
141,000 Kokusai Electric Corp 4,768
4,214 KoMiCo Ltd 310
136,171 Kulicke & Soffa Industries, Inc 8,949
2,284,758 Lam Research Corp 488,161
58,000 LandMark Optoelectronics Corp 3,045
57,400 (a) Lasertec Corp 12,776
77,030 (a) Lattice Semiconductor Corp 7,145
282,322 LEENO Industrial, Inc 18,398

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
287,366 LONGi Green Energy Technology Co Ltd $ 737
15,486 (a) Loongson Technology Corp Ltd 298
7,380 LX Semicon Co Ltd 238
16,840 M31 Technology Corp 259
27,500 Machvision, Inc 678
58,246 (a) MACOM Technology Solutions Holdings, Inc 12,935
1,311,000 (a) Macronix International 5,067
57,600 Malaysian Pacific Industries Bhd 418
61,000 Marketech International Corp 541
162,892 Marvell Technology, Inc 16,134
313,719 (a) MaxLinear, Inc 5,456
3,230,865 (a) MediaTek, Inc 154,969
8,289 Megachips Corp 409
15,379 (a),(b) Melexis NV 951
577,866 Microchip Technology, Inc 37,336
558,385 Micron Technology, Inc 188,645
319,900 (a) Micronics Japan Co Ltd 19,924
63,730 (a) Mitsui High-Tec, Inc 245
43,916 MKS Instruments, Inc 10,092
7 Monolithic Power Systems, Inc 8
42,550 Montage Technology Co Ltd 791
64,000 MPI Corp 7,541
92,000 Myson Century, Inc 224
923,000 Nanya Technology Corp 6,152
105,049 (a) National Silicon Industry Group Co Ltd 261
691,201 NAURA Technology Group Co Ltd 45,456
82,131 Nexchip Semiconductor Corp 320
130,627 (a) Nordic Semiconductor ASA 2,094
69,987 (a) Nova Measuring Instruments Ltd 30,907
354,758 Novatek Microelectronics Corp Ltd 4,283
132,000 (a) Nuvoton Technology Corp 381
27,623,149 Nvidia Corp 4,817,477
27,941 (a) Onto Innovation, Inc 5,730
328,000 Orient Semiconductor Electronics Ltd 534
240,000 (a) Pan Jit International, Inc 669
61,000 (a) Parade Technologies Ltd 935
124,000 Phison Electronics Corp 6,167
112,000 Phoenix Silicon International Corp 662
75,238 (a) Photronics, Inc 3,040
10,870 Piotech, Inc 596
103,000 Pixart Imaging, Inc 592
382,137 Power Integrations, Inc 19,565
2,349,000 (a) Powerchip Semiconductor Manufacturing Corp 4,177
1,019,000 Powertech Technology, Inc 6,239
3,526 PSK, Inc 233
14,067 PSK, Inc 781
734,667 Qnity Electronics, Inc 84,766
929 (a) Qorvo, Inc 72
609,873 QUALCOMM, Inc 78,539
335,000 Radiant Opto-Electronics Corp 969
102,906 (a) Rambus, Inc 8,853
53,000 Raydium Semiconductor Corp 368
299,261 Realtek Semiconductor Corp 4,551
740,400 Renesas Electronics Corp 10,586
290,842 (a) Rigetti Computing, Inc 4,083
17,800 Rockchip Electronics Co Ltd 402
257,300 Rohm Co Ltd 5,127
73,270 Rorze Corp 1,260
9,400 (a) RS Technologies Co Ltd 220
10,397 S&S Tech Corp 550
213,800 Sanan Optoelectronics Co Ltd 364
14,013 (a),(b) Sanken Electric Co Ltd 653

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
142,951 (a) Semtech Corp $ 10,992
22,059 SG Micro Corp 219
18,200 Shenzhen Goodix Technology Co Ltd 176
8,700 (a) Shenzhen Techwinsemi Technology Co Ltd 502
47,500 Shibaura Mechatronics Corp 1,263
34,000 ShunSin Technology Holding Ltd 335
5,148,000 Sigurd Microelectronics Corp 24,811
239,000 Silergy Corp 2,178
292,200 Silicon Integrated Systems Corp 436
10,575 (a) Siltronic AG. 664
16,851 SIMMTECH Co Ltd 551
425,000 (a) Sino-American Silicon Products, Inc 1,477
730 (a) SiTime Corp 252
79,000 Sitronix Technology Corp 484
13,420 (a) Skyverse Technology Co Ltd 299
97,034 (a) SkyWater Technology, Inc 2,660
135,900 (b) Socionext, Inc 1,687
20,307 (a) SOITEC 1,246
404,879 (a) STMicroelectronics NV 13,777
15,306 (a) SUESS MicroTec SE 910
264,400 Sumco Corp 2,921
10,300 Suzhou Maxwell Technologies Co Ltd 346
38,802 (a) Synaptics, Inc 2,718
16,397 (a) Taesung Co Ltd 572
36,724,458 Taiwan Semiconductor Manufacturing Co Ltd 2,123,942
1,071,737 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 362,194
164,081 (a) TCL Zhonghuan Renewable Energy Technology Co Ltd 211
101,921 (a) Technoprobe S.p.A 1,708
20,483 TechWing, Inc 636
22,700 Tekscend Photomask Corp 437
1,118,274 Texas Instruments, Inc 217,102
147,261 Tianshui Huatian Technology Co Ltd 252
4,237 Tokai Carbon Korea Co Ltd 663
699,300 Tokyo Electron Ltd 173,742
30,000 Tokyo Seimitsu Co Ltd 2,668
65,948 TongFu Microelectronics Co Ltd 401
181,639 Tongwei Co Ltd 442
132,611 Topco Scientific Co Ltd 1,294
48,600 (b) Towa Corp 724
67,358 (a) Tower Semiconductor Ltd (Tel Aviv) 11,914
20,000 (a) Tri Chemical Laboratories, Inc 349
77,938 Trina Solar Co Ltd 188
1,746,000 (a),(d) Trony Solar Holdings Co Ltd 2
35,244 (a) Ulvac, Inc 1,899
545,374 (a),(b) UMS Holdings Ltd 661
35,229 Unigroup Guoxin Microelectronics Co Ltd 343
341,600 Unisem M Bhd 223
326,913 (a) United ,NV Technology Co Ltd 303
23,645,071 United Microelectronics Corp 42,386
54,000 UPI Semiconductor Corp 280
688,301 Vanguard International Semiconductor Corp 2,555
20,725 (a) Verisilicon Microelectronics Shanghai Co Ltd 626
158,000 Via Technologies, Inc 264
77,000 VisEra Technologies Co Ltd 762
1,409,000 Visual Photonics Epitaxy Co Ltd 11,459
516,400 ViTrox Corp Bhd 542
53,388 WAAREE Energies Ltd 1,750
45,534 Will Semiconductor Co Ltd 635
268,000 Win Semiconductors Corp 3,106
2,349,000 Winbond Electronics Corp 7,132
18,000 WinWay Technology Co Ltd 4,258
23,150 WONIK IPS Co Ltd 1,722

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
48,550 (a),(c) X-Fab Silicon Foundries SE $ 267
74,243 Xinjiang Daqo New Energy Co Ltd 229
124,000 XinTec, Inc 617
2,888,337 (a),(b) Xinyi Solar Holdings Ltd 1,083
19,710 (a) YC Corp 226
3,239 Yuanjie Semiconductor Technology Co Ltd 491
54,906 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 330
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 15,035,557
SOFTWARE & SERVICES - 5.4%
275,487 360 Security Technology, Inc 432
22,458 (a),(b) Abaxx Technologies, Inc 775
1,305,592 Accenture plc 258,886
110,900 (a) ACI Worldwide, Inc 4,548
97,208 (a) Addnode Group AB 684
323,657 Adeia, Inc 7,777
2,913 (a) Adesso SE 195
37,449 (a) Adobe, Inc 9,103
453,617 (a),(b) Airship AI Holdings, Inc 1,025
313,697 (a) Akamai Technologies, Inc 36,028
12,050 (a) Al Moammar Information Systems Co 523
244,869 (a) Alarm.com Holdings, Inc 10,576
105,678 (a),(c) Alfa Financial Software Holdings plc 204
23,175 Alten 1,437
117,167 Amdocs Ltd 7,646
1,111,837 (a) Amplitude, Inc 7,583
9,260 (a) Appfolio, Inc 1,461
105,100 (a) Appian Corp 2,534
42,800 (a) Appier Group, Inc 217
38,170 (a) Applied Digital Corp 906
93,016 (a) AppLovin Corp 37,020
14,974 Arabian Internet & Communications Services Co 785
49,600 Argo Graphics, Inc 457
215,479 (a) Arteris, Inc 3,542
289,600 (a),(b),(c) AsiaInfo Technologies Ltd 213
33,418 Asseco Poland S.A. 1,540
64,044 (a) Atea ASA 937
354,436 (a) Atlassian Corp Ltd 24,190
47,995 (a) Atoss Software AG. 4,263
5,789 Aubay 279
13,574 AurionPro Solutions Ltd 105
490,838 (a),(b) Aurora Innovation, Inc 2,022
372,793 (a) AvePoint, Inc 3,545
56,872 (a) Bechtle AG. 1,961
16,496 Beijing Kingsoft Office Software, Inc 565
75,848 (a) BILL Holdings, Inc 2,905
133,351 Birlasoft Ltd 472
77,292 (a),(b) Bitdeer Technologies Group 669
404,991 (a),(b) Bitfarms Ltd 795
22,933 Black Box Ltd 110
417,110 (a),(b) BlackBerry Ltd 1,352
159,480 (a) Box, Inc 3,770
211,001 Bravura Solutions Ltd 301
541,811 (a) Braze, Inc 12,792
71,237 (a),(b) BTQ Technologies Corp 189
180,668 (b) Bytes Technology Group plc 673
46,500 (a) Cadence Design Systems, Inc 12,921
85,342 (a) Cafe24 Corp 1,518
22,425 (a) CANCOM SE 637
384,016 Cap Gemini S.A. 45,313
169,423 (a) Catapult Group International Ltd 383
255,322 (a) CCC Intelligent Solutions Holdings, Inc 1,532
15,363 CE Info Systems Ltd 130

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
84,801 (a) Cellebrite DI Ltd $ 1,169
15,499 Cerillion plc 264
135,196 CGI, Inc 9,884
26,000 (b) Change Holdings, Inc 156
50,760 (a) Check Point Software Technologies 7,251
28,800 China National Software & Service Co Ltd 152
15,412,000 (a) China Youzan Ltd 230
1,838,000 (a),(b) Chinasoft International Ltd 781
216,820 (a),(b) Cipher Mining, Inc 2,790
48,054 (a) Circle Internet Group, Inc 4,585
1,537,488 (a),(b) Cleanspark, Inc 13,084
256,230 Clear Secure, Inc 12,404
12,432 (a) Clobot Co Ltd 416
138,287 (a) Cloudflare, Inc 28,534
239,266 Coforge Ltd 2,861
269,258 (a) Commvault Systems, Inc 20,973
49,588 (a) Computacenter plc 1,988
15,619 Constellation Software, Inc 27,418
382,390 (a),(b) Core Scientific, Inc 5,721
144,041 (a) Crowdstrike Holdings, Inc 56,235
283,183 (a) CS Disco, Inc 1,082
30,187 (a),(b),(d) CyberArk Software Ltd 1,358
344,100 (a) Cybozu, Inc 4,540
68,430 Cyient Ltd 552
404,486 (a),(b) Dassault Systemes SE 8,189
108,230 Data#3 Ltd 505
126,327 (a) Datadog, Inc 14,913
86,397 (a) Descartes Systems Group, Inc 6,188
7,800 Digital Arts, Inc 259
14,213 Digital Garage, Inc 177
162,497 (a),(b) DigitalOcean Holdings, Inc 13,939
254,200 (a) Dmall, Inc 241
11,085 (a) Docebo, Inc 194
13,210 Douzone Bizon Co Ltd 1,032
88,800 DTS Corp 584
214,093 (a),(b) D-Wave Quantum, Inc 3,089
72,717 (a) DXC Technology Co 914
160,300 (a) Dynatrace, Inc 5,928
80,100 (a) Elastic NV 4,004
18,365 (a),(b) Elektrobit Oyj 776
15,249 Elm Co 2,194
14,600 Empyrean Technology Co Ltd 173
33,476 (a) Enghouse Systems Ltd 400
93,330 (a) EPAM Systems, Inc 12,637
9,799 (a) Fair Isaac Corp 10,461
564,350 (a) Fastly, Inc 16,400
935,964 (a),(b) Figma, Inc 19,786
7,570 Formula Systems 1985 Ltd 916
35,100 (a),(b) Freee KK 456
844,723 (a) Freshworks, Inc 6,783
8,224,563 Fujitsu Ltd 168,198
38,800 (a) Future Architect, Inc 393
29,652 (a) Gartner, Inc 4,695
198,945 GB Group plc 529
695,000 (a) GDS Holdings Ltd 3,517
2,216,605 Gen Digital, Inc 41,739
30,422 Geovis Technology Co Ltd 272
12,591 (a) GFT Technologies SE 260
58,834 (a) Gitlab, Inc 1,273
480,118 (a) Globant S.A. 22,138
44,270 GMO internet, Inc 814
56,600 (a) GoDaddy, Inc 4,679

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
282,559 (a) Guidewire Software, Inc $ 42,260
147,102 Hansen Technologies Ltd 504
52,456 Happiest Minds Technologies Ltd 202
589,075 HCL Technologies Ltd 8,478
113,912 Hexaware Technologies Ltd 516
3,126,600 (a),(b) Horizon Robotics 2,708
39,653 (a) HubSpot, Inc 9,679
73,052 Hundsun Technologies, Inc 274
152,824 (a),(b) Hut 8 Corp 7,169
63,849 (a) IBEX Holdings Ltd 1,712
85,383 Iflytek Co Ltd 580
47,351 (a),(b) Indra Sistemas S.A. 2,646
281,000 INESA Intelligent Tech, Inc 205
62,244 (a) Information Services International-Dentsu Ltd 778
1,990,083 Infosys Technologies Ltd 26,842
338,000 (a),(b) Inspur International Ltd 95
67,768 Intellect Design Arena Ltd 433
19,000 (a) Intelligo Technology, Inc 216
6,210 (b) InterDigital, Inc 1,875
366,573 International Business Machines Corp 88,854
501,485 Intuit, Inc 216,832
36,455 (a) Ionos SE 1,068
148,119 Iress Market Technology Ltd 725
40,850 Isoftstone Information Technology Group Co Ltd 221
24,800 Jiangsu Hoperun Software Co Ltd 141
66,657 Justsystems Corp 1,484
59,232 Kainos Group plc 582
39,810 (a) Kinaxis, Inc 4,018
1,879,495 (a) Kingdee International Software Group Co Ltd 2,087
2,004,000 (a),(b) Kingsoft Cloud Holdings Ltd 1,812
30,118 (b) Kontron AG. 672
122,047 KPIT Technologies Ltd 825
97,416 (a) Kyndryl Holdings, Inc 1,278
99,067 (a) Lightspeed Commerce, Inc 886
179,406 (a) LINK Mobility Group Holding ASA 412
547,000 (a),(c) Linklogis, Inc 130
47,042 (c) LTIMindtree Ltd 2,025
7,624 (a) Macquarie Technology Group Ltd 318
70,700 (a) Marketingforce Management Ltd 285
14,076 Mastek Ltd 202
42,409 (a) Matrix IT Ltd 1,183
105,605 Meeza QSTP LLC 95
114,877 (a) Megaport Ltd 596
9,786,915 Microsoft Corp 3,622,822
131,998 (a) MicroStrategy, Inc (Class A) 16,473
671,000 (a) Ming Yuan Cloud Group Holdings Ltd 180
19,867 (a) Mitsubishi Research Institute, Inc 591
25,887 (a) Monday.com Ltd 1,789
35,088 (a),(b) Money Forward, Inc 782
61,806 (a) MongoDB, Inc 15,128
72,075 Mphasis Ltd 1,584
6,371 Nagarro SE 357
852,000 (a),(b),(d) National Agricultural Holdings Ltd 1
468,515 (b) NCC Group plc 724
35,493 (a) Nemetschek SE 2,657
31,327 (a),(c) Netcompany Group A.S. 1,921
50,636 Newgen Software Technologies Ltd 217
649,301 (a) NEXTDC Ltd 5,191
37,422 (a) Nice Systems Ltd 4,132
54,538 Nihon Unisys Ltd 1,605
52,600 Nippon System Development Co Ltd 910
51,284 (b) NS Solutions Corp 1,195

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
109,016 (a) Nutanix, Inc $ 4,144
25,200 OBIC Business Consultants Ltd 1,007
25,295 Objective Corp Ltd 208
35,299 One Software Technologies Ltd 666
247,113 (a) Ooma, Inc 3,596
176,935 Open Text Corp (Toronto) 3,943
1,140,951 Oracle Corp 167,845
10,344 Oracle Financial Services Software Ltd 743
23,199 (a),(b) OVH Groupe SAS 246
109,984 (a),(b) Pagaya Technologies Ltd 1,281
1,951,307 (a) Palantir Technologies, Inc 285,437
1,604,500 (a),(b) Palo Alto Networks, Inc 257,233
88,340 (a) Perfect Presentation For Commercial Services Co 167
69,629 Persistent Systems Ltd 3,655
112,600 (a),(b) Phancy Group Co Ltd 513
610,285 (a) Phoenix Group plc 147
14,600 (a),(b) PKSHA Technology, Inc 252
13,726 (b) Planisware S.A. 230
19,900 (a) Plus Alpha Consulting Co Ltd 257
119,700 (a),(b) Pony AI, Inc 1,062
36,648 POSCO DX Co Ltd 729
310,817 (a) Q2 Holdings, Inc 14,702
14,886 (a),(b) QT Group Oyj 332
254,161 (a) Radware Ltd 6,690
133,800 Rakus Co Ltd 638
49,900 Range Intelligent Computing Technology Group Co Ltd 595
31,556 (a) Rategain Travel Technologies Ltd 147
14,669 (a) Red Violet, Inc 508
17,575 (a) Reply S.p.A 1,654
52,100 RingCentral, Inc 1,938
49,840 (a),(b) Riot Platforms, Inc 616
474,479 (a) Riskified Ltd 1,860
147,179 (a) Roper Industries, Inc 52,081
60,478 (a) Rubrik, Inc 2,962
595,090 Sage Group plc 6,668
25,324 (a),(b) SailPoint, Inc 335
15,400 (b) Sakura Internet, Inc 243
373,033 Salesforce, Inc 69,634
131,352 (a) Samsara, Inc 4,163
25,940 Samsung SDS Co Ltd 2,628
15,700 Sangfor Technologies, Inc 235
51,300 (a),(b) Sansan, Inc 382
1,207,595 SAP AG. 205,874
1,315 (a) Secunet Security Networks AG. 272
17,147,000 (a),(b),(c) SenseTime Group, Inc 4,084
133,660 (a) SentinelOne, Inc 1,722
233,185 (a) ServiceNow, Inc 24,380
216,700 Shanghai 2345 Network Holding Group Co Ltd 288
68,322 Shanghai Baosight Software Co Ltd 229
223,065 (a) SHIFT, Inc 910
463,908 (a) Shopify, Inc (Class A) 55,029
1,506,227 (a) Shopify, Inc (Class A) 178,720
13,595 (a) Silvaco Group, Inc 96
111,500 Simplex Holdings, Inc 573
491,559 (a),(b),(c) Sinch AB 1,314
177,584 (a) SiteMinder Ltd 360
854,891 (a) Snowflake, Inc 128,935
94,262 (a) Softcat plc 1,541
113,107 Sonata Software Ltd 254
11,027 (a) Sopra Group S.A. 1,544
86,720 (a),(b) SoundHound AI, Inc 596
231,700 (a) Sprinklr, Inc 1,390

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
177,081 (a) Sprout Social, Inc $ 1,009
23,047 (a) SPS Commerce, Inc 1,283
560,224 (b) SUNeVision Holdings Ltd 392
146,231 (a) Synopsys, Inc 57,978
3,364,812 Systena Corp 8,939
161,000 Systex Corp 538
41,798 Tanla Platforms Ltd 166
556,474 Tata Consultancy Services Ltd 14,012
298,090 Tata Elxsi Ltd 12,652
1,649,818 Tata Technologies Ltd 8,950
104,768 (a),(c) TeamViewer SE 543
336,193 Tech Mahindra Ltd 4,994
214,150 TechMatrix Corp 2,451
223,873 Technology One Ltd 4,250
421,640 (a) Telos Corp 1,767
40,214 (a) Temenos Group AG. 3,525
102,800 (a) Tenable Holdings, Inc 1,739
464,348 (a) Teradata Corp 11,901
301,909 (a),(b) Terawulf, Inc 4,357
82,354 (a),(b) Tietoenator Oyj 1,801
46,578 (a) TomTom NV 235
333,052 TOTVS S.A. 2,247
86,000 (a) Trend Micro, Inc 2,867
1,488 (a) Trimble Inc 97
212,786 (a) Truecaller AB 249
3,327,882 Tuya, Inc (ADR) 7,687
169,194 (a),(b) UiPath, Inc 1,878
427,701 (a) Unity Software, Inc 9,384
20,310 (a) Varonis Systems, Inc 436
35,216 VeriSign, Inc 8,746
26,277 (a),(b) Vitec Software Group AB 668
111,500 (a),(b) VNET Group, Inc (ADR) 935
1,378,000 (a),(b) Vobile Group Ltd 612
49,986 (a),(b) VTEX 200
5,804 (b) Wavestone 310
2,506,000 (a),(b),(c) Weimob, Inc 472
252,800 (a),(b) WellCell Holdings Co Ltd 601
12,559 (a),(b) Wiit S.p.A 384
15,300 (b) WingArc1st, Inc 253
1,650,715 Wipro Ltd 3,323
145,836 WiseTech Global Ltd 3,935
40,856 (a),(b) Wix.com Ltd 3,680
228,374 (a) Workday, Inc 29,670
257,194 (a) Workiva, Inc 15,336
122,143 (a) Xero Ltd 6,455
128,534 (a),(b) Yandex NV 13,337
129,287 Yonyou Network Technology Co Ltd 221
37,360 (a) Yubico AB 139
88,458 Zensar Technologies Ltd 486
758,933 (a),(b) Zeta Global Holdings Corp 12,082
69,974 (a) Zinka Logistics Solutions Ltd 431
41,156 (a) Zscaler, Inc 5,774
70,900 Zuken, Inc 1,967
TOTAL SOFTWARE & SERVICES 7,005,488
TECHNOLOGY HARDWARE & EQUIPMENT - 7.5%
481,944 (a) AAC Technologies Holdings, Inc 2,067
58,000 Ability Opto-Electronics Technology Co Ltd 171
33,100 Accelink Technologies Co Ltd 414
309,402 Accton Technology Corp 15,265
2,062,000 (a) Acer, Inc 1,786
153,120 (a) ADTRAN Holdings, Inc 1,926
3,550 Advanced Energy Industries, Inc 1,146

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
298,543 Advantech Co Ltd $ 3,061
25,006 (a) Ai Holdings Corp 432
58,000 All Ring Tech Co Ltd 1,524
112,000 Alpha Networks, Inc 126
124,800 Alps Electric Co Ltd 1,693
4,414 (b) ALSO Holding AG. 778
39,950 Amano Corp 960
3,213,779 Amphenol Corp (Class A) 406,061
22,360 Anker Innovations Technology Co Ltd 356
864,793 Anritsu Corp 15,703
1,287,120 (a),(d) Anxin-China Holdings Ltd 2
18,524,895 (g) Apple, Inc 4,701,433
167,801 (a) Applied Optoelectronics, Inc 14,194
1,521,000 Arcadyan Technology Corp 7,375
2,461,609 (a) Arista Networks, Inc 302,236
825,660 (a) Arlo Technologies, Inc 11,749
125 (a) Arrow Electronics, Inc 18
177,000 Asia Optical Co, Inc 698
203,000 Asia Vital Components Co Ltd 13,408
301,000 ASROCK, Inc 1,966
26,174 Astra Microwave Products Ltd 238
435,026 Asustek Computer, Inc 7,640
266,763 AT&S Austria Technologie & Systemtechnik AG. 16,250
4,101,000 AU Optronics Corp 1,911
50,000 AURAS Technology Co Ltd 1,439
23,565 (a),(c) Avalon Technologies Ltd 235
88,400 Avary Holding Shenzhen Co Ltd 683
43,448 Avnet, Inc 2,677
337,000 Azbil Corp 2,945
49,572 Barco NV 553
23,693 Benchmark Electronics, Inc 1,328
923,320 Benq Corp 674
1,382,537 BOE Technology Group Co Ltd 789
269,000 Brother Industries Ltd 4,980
493,439 (b) BYD Electronic International Co Ltd 1,775
2,365,300 CalComp Electronics Thailand PCL 359
97,670 (a) Calix, Inc 4,785
78,180 Canon Marketing Japan, Inc 1,719
325,947 Catcher Technology Co Ltd 1,930
55,001 CDW Corp 6,656
97,144 (a) Celestica, Inc 27,404
278,000 (a) Chang Wah Electromaterials, Inc 378
80,345 Chaozhou Three-Circle Group Co Ltd 630
48,000 Chenbro Micom Co Ltd 1,344
207,000 Cheng Uei Precision Industry Co Ltd 226
88,000 Chenming Mold Industry Corp 278
486,000 (a) Chicony Electronics Co Ltd 1,853
489,600 (a),(d) China Fiber Optic Network System Group Ltd 1
129,557 China Greatwall Technology Group Co Ltd 279
302,515 China Railway Signal & Communication Corp Ltd 250
235,000 Chroma ATE, Inc 11,276
16,000 Chunghwa Precision Test Tech Co Ltd 1,617
1,631 (a),(b) Cicor Technologies Ltd 242
128,670 (a) CICT Mobile Communication Technology Co Ltd 282
211,682 (a) Ciena Corp 82,181
28,900 (a) CIG Shanghai Co Ltd 255
5,594,918 Cisco Systems, Inc 434,110
152,000 Citizen Watch Co Ltd 1,646
275,000 Clevo Co 325
78,018 Codan Ltd 1,717
70,685 Cognex Corp 3,463
126,181 (a) Coherent Corp 30,058

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
1,268,000 Comba Telecom Systems Holdings Ltd $ 245
5,616 (a),(b) Comet Holding AG. 1,791
864,691 (a) CommScope Holding Co, Inc 15,737
2,614,524 Compal Electronics, Inc 2,274
4,296,000 (a) Compeq Manufacturing Co Ltd 34,512
178,000 Coretronic Corp 422
344,191 Corning, Inc 46,800
16,941 (a) CosmoAM&T Co Ltd 589
208,000 (a),(b) Cowell e Holdings, Inc 697
26,641 Daeduck Electronics Co Ltd 1,383
8,723 Daejoo Electronic Materials Co Ltd 743
60,870 Daiwabo Co Ltd 1,198
107,335 (a) Daktronics, Inc 2,098
170,482 DataTec Ltd 708
132,116 (a) Dell Technologies, Inc 21,684
1,916,370 Delta Electronics Thailand PCL 15,565
1,236,673 Delta Electronics, Inc 55,762
125,903 Dexerials Corp 1,754
70,506 Dicker Data Ltd 419
28,569 (a) Diebold Nixdorf, Inc 2,155
185,093 Dynamic Holding Co Ltd 1,067
102,000 Dynapack International Technology Corp 1,145
536,247 E Ink Holdings, Inc 2,339
18,548 Eizo Nanao Corp 243
324,196 Elecom Co Ltd 3,320
187,000 Elite Material Co Ltd 15,960
78,679 Ennoconn Corp 683
37,580 Eoptolink Technology, Inc Ltd 2,494
1,670,039 (b) Ericsson (LM) (B Shares) 19,039
614,298 (a) Everdisplay Optronics Shanghai Co Ltd 204
21,091 (b) Evertz Technologies Ltd 244
94,318 (a) Evolv Technologies Holdings, Inc 571
581,301 (a) Extreme Networks, Inc 8,766
39,154 (a) Fabrinet 20,420
51,500 Fiberhome Telecommunication Technologies Co Ltd 385
247,000 (a) FIH Mobile Ltd 630
54,000 First Hi-Tec Enterprise Co Ltd 472
203,000 (a) FLEXium Interconnect, Inc 373
1,410,811 (a) Flextronics International Ltd 92,352
38,000 Fositek Corp 2,203
167,100 (a) Founder Technology Group Corp 246
492,724 Foxconn Industrial Internet Co Ltd 3,803
691,000 Foxconn Technology Co Ltd 1,124
1,707,900 FUJIFILM Holdings Corp 32,545
309,000 (a) Fulltech Fiber Glass Corp 976
16,400 (b) Furuno Electric Co Ltd 656
63,000 Genius Electronic Optical Co Ltd 881
72,365 Genus Power Infrastructures Ltd 166
313,000 Getac Holdings Corp 964
325,000 Gigabyte Technology Co Ltd 2,328
53,086 (a) Gilat Satellite Networks Ltd 802
231,392 Global Brands Manufacture Ltd 666
144,422 GoerTek, Inc 481
201,000 Gold Circuit Electronics Ltd 5,668
95,000 Guangzhou Haige Communications Group, Inc Co 208
9,700 (b) Hakuto Co Ltd 261
1,001,255 Halma plc 51,095
213,600 (a) Hamamatsu Photonics KK 2,485
194,440 Hannstar Board Corp 503
1,669,000 HannStar Display Corp 425
25,172 (a) Hanwha Industrial Solutions Co Ltd 1,242
855,600 (a) Harmonic, Inc 7,683

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
97,100 Hengtong Optic-electric Co Ltd $ 756
563,692 (b) Hewlett Packard Enterprise Co 13,422
1,555,668 (a) Hexagon AB 15,140
502,000 (a) High Tech Computer Corp 636
7,500 (a) Hioki EE Corp 338
135,400 Hirose Electric Co Ltd 17,726
25,733 (a),(b) HMS Networks AB 1,156
6,504,640 Hon Hai Precision Industry Co, Ltd 39,761
1,272 Honeywell Automation India Ltd 354
25,399 (a) Horiba Ltd 2,971
31,800 Hosiden Corp 525
388,625 HP, Inc 7,465
42,300 Huagong Tech Co Ltd 645
31,500 Huaqin Technology Co Ltd 375
172,100 Ibiden Co Ltd 8,612
145,000 I-Chiun Precision Industry Co Ltd 624
13,022 (a) Inficon Holding AG. 1,648
7,516 (b) Ingram Micro Holding Corp 175
62,224 Innodisk Corp 1,710
4,710,641 InnoLux Display Corp 3,615
60,500 Inspur Electronic Information Industry Co Ltd 503
81,300 Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira 230
1,669,172 Inventec Co Ltd 2,139
240,199 (a),(b) IonQ, Inc 6,925
244 (a) IPG Photonics Corp 28
41,293 IsuPetasys Co Ltd 2,861
161,000 ITEQ Corp 776
402,800 ITMAX SYSTEM Bhd 448
37,649 (a) Itron, Inc 3,374
163,730 (b) Ituran Location and Control Ltd 8,024
140,154 Jabil Inc 37,229
620,142 Japan Aviation Electronics Industry Ltd 9,028
38,473 (a) Jenoptik AG. 1,294
30,788 (b) Jeol Ltd 1,147
55,000 Jess-Link Products Co Ltd 283
17,909 (a) JNTC Co Ltd 189
30,000 Kaga Electronics Co Ltd 718
22,545 (a) Kaynes Technology India Ltd 828
15,227,500 KCE Electronics PCL 10,752
259,500 Keyence Corp 92,358
52 (a) Keysight Technologies, Inc 15
35,000 King Slide Works Co Ltd 3,627
3,269,000 (a) Kingboard Chemical Holdings Ltd 13,836
645,000 (a) Kingboard Laminates Holdings Ltd 1,606
828,000 Kinpo Electronics 575
154,404 (a) Kitron ASA 1,490
144,763 (a) Knowles Corp 3,718
341,600 Konica Minolta Holdings, Inc 1,146
138,468 Lagercrantz Group AB 2,958
20,837 Landis&Gyr Group AG. 1,337
61,625 Largan Precision Co Ltd 4,227
2,760,075 (a),(c) Legend Holdings Corp 2,854
4,998,399 Lenovo Group Ltd 6,012
197,323 Lens Technology Co Ltd 820
183,525 (a) LG Display Co Ltd 1,348
10,213 LG Innotek Co Ltd 2,060
269,984 Lingyi iTech Guangdong Co 513
1,219,277 Lite-On Technology Corp 5,580
29,727 Littelfuse, Inc 10,088
92,193 Logitech International S.A. 8,561
52,000 Lotes Co Ltd 3,470
19,982 Lotte Energy Materials Corp 579

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
171,596 (a) Lumentum Holdings, Inc $ 120,591
737,956 LuxNet Corp 8,372
273,224 Luxshare Precision Industry Co Ltd 2,007
102,621 Macnica Holdings, Inc 1,542
6,500 Maruwa Co Ltd 2,296
31,100 Maxell Holdings Ltd 413
19,842 Maxscend Microelectronics Co Ltd 232
43,191 MCJ Co Ltd 629
15,100 Meiko Electronics Co 2,432
198,000 (a),(b),(d) MH Development Ltd 0 ^
506,000 Micro-Star International Co Ltd 1,374
712,618 (a) Mirion Technologies, Inc 13,248
700,700 Mitac Holdings Corp 1,678
639,812 Motorola Solutions, Inc 277,659
6,680 (a) M-Tron Industries, Inc 447
930,500 Murata Manufacturing Co Ltd 20,878
121,836 (a),(b) Mycronic AB 2,863
621,000 Nan Ya Printed Circuit Board Corp 10,710
51,900 Napco Security Technologies, Inc 2,044
816,000 (a) Nationgate Holdings Bhd 134
9,621 (a) Nayax Ltd 543
124,384 (a) NCAB Group AB 735
16,405 (a) Neopost S.A. 206
84,030 NetApp, Inc 8,604
99,025 (a) Netscout Systems, Inc 3,148
14,959 Netweb Technologies India Ltd 494
54,347 Next Vision Stabilized Systems Ltd 5,272
32,450 Nichicon Corp 366
85,000 Nichidenbo Corp 247
50,576 (a) Nippon Electric Glass Co Ltd 1,947
257,363 (a) nLight, Inc 14,675
20,372 Nohmi Bosai Ltd 535
1 (a) Nokia Corp (ADR) 0 ^
3,172,139 Nokia Oyj 25,447
20,082 (a) NORBIT ASA 396
104,400 (a) OFILM Group Co Ltd 132
341,536 Oki Electric Industry Co Ltd 5,791
134,200 Omron Corp 3,861
41,674 Oxford Instruments plc 1,324
317,000 Pan-International Industrial 440
3,586 Park Systems Corp 568
1,260,000 (a) PAX Global Technology Ltd 691
15,284 PC Connection, Inc 894
1,221,915 (a) Pegatron Corp 2,963
128,769 PG Electroplast Ltd 650
151,831 (a) Plexus Corp 30,752
2,093,312 (a) Powerfleet, Inc 6,447
345,000 Primax Electronics Ltd 767
2 Promate Electronic Co Ltd 0 ^
133,085 (a) Pure Storage, Inc 7,857
363,000 (a) Q Technology Group Co Ltd 346
12,271,390 Quanta Computer, Inc 110,430
151,000 Quanta Storage, Inc 424
121,256 (a),(b) Quantum Computing, Inc 831
3,884 (a) QuantumCTek Co Ltd 306
84,106 Ralliant Corp 3,498
57,073 (a),(b) Raspberry PI Holdings plc 325
436,885 Redington Ltd 937
30,117 Renishaw plc 1,407
386,800 Ricoh Co Ltd 3,270
88,400 (a) Rigaku Holdings Corp 1,165
26,352 Riken Keiki Co Ltd 501

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
29,796 Riso Kagaku Corp $ 216
196,600 (a),(b) RoboSense Technology Co Ltd 889
7,436 (a) Robotis Co Ltd 1,236
20,559 Ryoyo Ryosan Holdings, Inc 396
34,323 Samsung Electro-Mechanics Co Ltd 9,834
8,844,241 Samsung Electronics Co Ltd 1,034,434
501,056 Samsung Electronics Co Ltd (Preference) 40,447
36,998 Samsung SDI Co Ltd 10,252
71,842 (a) SanDisk Corp 45,644
100,391 (a) Sanmina Corp 13,015
40,000 (a) Scientech Corp 591
203,077 Seagate Technology Holdings plc 79,557
225,700 Seiko Epson Corp 2,790
7,145 (a),(c) Sensirion Holding AG. 542
20,027 (a) Seojin System Co Ltd 578
223,000 (a) Sercomm Corp 537
6,313 Sesa S.p.A 587
6,000 (a),(b) SES-imagotag S.A. 770
10,970 Shanghai Friendess Electronic Technology Corp Ltd 208
17,400 Shannon Semiconductor Technology Co Ltd 334
13,327 Sharetronic Data Technology Co Ltd 414
27,115 Shengyi Electronics Co Ltd 339
94,484 Shengyi Technology Co Ltd 759
26,849 Shennan Circuits Co Ltd 877
54,200 Shenzhen Everwin Precision Technology Co Ltd 250
43,200 Shenzhen Kinwong Electronic Co Ltd 364
13,400 (a) Shenzhen Longsys Electronics Co Ltd 604
36,600 Shenzhen Sunway Communication Co Ltd 353
38,775 Shenzhen Transsion Holdings Co Ltd 313
125,000 Simplo Technology Co Ltd 1,316
180,000 Sinbon Electronics Co Ltd 1,442
73,649 (b) Softwareone Holding AG. 647
56,057 (a) Softwareone Holding AG. 486
73,000 (a) Solomon Technology Corp 254
9,500 (b) Sun Corp 495
434,649 Sunny Optical Technology Group Co Ltd 3,030
216,264 (a),(b) Super Micro Computer, Inc 4,924
423,277 Supreme Electronics Co Ltd 1,014
70,841 Suzhou Dongshan Precision Manufacturing Co Ltd 1,095
27,804 Suzhou TFC Optical Communication Co Ltd 1,251
886,000 Synnex Technology International Corp 2,134
61,224 Syrma SGS Technology Ltd 507
193,000 Taiwan Surface Mounting Technology Corp 569
180,000 (a) Taiwan Union Technology Corp 3,360
93,140 Taiyo Yuden Co Ltd 2,297
789,429 TCL Technology Group Corp 492
237,305 TD SYNNEX Corp 40,036
282,968 TE Connectivity plc 59,146
57,332 (c) Tejas Networks Ltd 236
6,720 (a) Teledyne Technologies, Inc 4,066
119,000 Test Research, Inc 985
50,000 Thinking Electronic Industrial Co Ltd 241
72,879 (a) Tobii Dynavox AB 682
15,900 Tokyo Electron Device Ltd 309
2,574,640 Tong Hsing Electronic Industries Ltd 11,644
15,685 Toshiba TEC Corp 271
151,000 Transcend Information, Inc 1,042
1,900,000 Tripod Technology Corp 20,754
209,318 (a) TTM Technologies, Inc 20,392
225,000 TXC Corp 662
1,758 Ubiquiti, Inc 1,389
813,777 Unimicron Technology Corp 11,907

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
120,891 Unisplendour Corp Ltd $ 444
525,412 Unitech Printed Circuit Board Corp 1,254
45,000 Universal Microwave Technology, Inc 2,089
73,900 Universal Scientific Industrial Shanghai Co Ltd 361
1,658,000 (a) Venture Corp Ltd 19,964
1,529,429 (a) Viasat, Inc 70,048
32,300 Victory Giant Technology Huizhou Co Ltd 1,208
244,248 Vishay Intertechnology, Inc 4,396
61,204 Vontier Corp 2,171
515,042 (a) VSTECS Holdings Ltd 568
114,685 Vtech Holdings Ltd 868
391,400 Wacom Co Ltd 1,898
144,000 Wah Lee Industrial Corp 538
224,000 Walsin Technology Corp 852
402,000 (a) Wasion Holdings Ltd 1,459
703,434 Western Digital Corp 190,272
42,684 Wingtech Technology Co Ltd 194
190,500 (a),(d) Wintek Corp 0 ^
1,851,000 Wistron Corp 7,361
1,036,524 Wistron NeWeb Corp 5,686
68,049 Wiwynn Corp 7,322
1,132,000 WPG Holdings Ltd 3,170
503,252 WT Microelectronics Co Ltd 3,488
187,508 Wuhan Guide Infrared Co Ltd 348
72,732 WUS Printed Circuit Kunshan Co Ltd 824
17,068,400 (a),(c) Xiaomi Corp 70,504
15,750 (a),(d) Ya Hsin Industrial Co Ltd 0 ^
1,016,600 Yageo Corp 8,034
245,500 (b),(c) Yangtze Optical Fibre and Cable Joint Stock Ltd 5,933
42,765 Yealink Network Technology Corp Ltd 205
21,410 (a) Zebra Technologies Corp (Class A) 4,476
136,818 Zhejiang Dahua Technology Co Ltd 338
35,452 Zhejiang Supcon Technology Co Ltd 336
454,558 Zhen Ding Technology Holding Ltd 3,038
40,992 Zhongji Innolight Co Ltd 3,512
155,603 ZTE Corp 742
473,399 (b) ZTE Corp (Class H) 1,338
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,623,976
TELECOMMUNICATION SERVICES - 1.1%
726,871 Advanced Info Service PCL 8,297
547,099 (c) Airtel Africa plc 2,523
11,065,284 America Movil SAB de C.V. 14,064
114,914 (a),(b) AST SpaceMobile, Inc 9,523
5,743,695 AT&T, Inc 166,510
632 ATN International, Inc 17
202,917 Aussie Broadband Ltd 678
1,739,806 (a) Axiata Group Bhd 954
17,710 (a) Bandwidth, Inc 316
50,991 (b) BCE, Inc 1,287
3,965,381 (a) Bezeq Israeli Telecommunication Corp Ltd 9,487
4,789,893 Bharti Airtel Ltd 91,024
393,391 Blue Label Telecoms Ltd 194
3,564,371 BT Group plc 9,989
88,582 (a) Cellcom Israel Ltd 959
288,905 (c) Cellnex Telecom S.A. 9,290
23,300 (a) Chief Telecom, Inc 258
2,749,491 (a),(c) China Tower Corp Ltd 3,759
1,223,900 China United Network Communications Ltd 793
9,812,653 Chunghwa Telecom Co Ltd 40,907
1,348,641 (a) Citic Telecom International Holdings Ltd 467
7,943,000 Dayamitra Telekomunikasi PT 255
3,714,307 (a) Deutsche Telekom AG. 138,630

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
2,050,644 Digi.Com BHD $ 1,505
2,122,870 (a) Emirates Telecommunications Group Co PJSC 10,963
105,726 Empresa Nacional de Telecomunicaciones S.A. 419
10,998 Etihad Atheeb Telecommunication Co 255
234,241 Etihad Etisalat Co 4,079
1,096,282 Far EasTone Telecommunications Co Ltd 3,166
89,974 (a) Freenet AG. 2,770
67,906 (a) Gamma Communications plc 638
13,018 (a) GCI Liberty, Inc 484
533,021 (a) Gogo, Inc 2,143
566,618 (a) Helios Towers plc 1,364
97,311 Hellenic Telecommunications Organization S.A. 1,836
591,272 HFCL Ltd 427
208,000 HKBN Ltd 209
2,740,000 HKT Trust & HKT Ltd 4,282
55,049 IDT Corp 2,703
824,404 (a) Indus Towers Ltd 3,670
83,348 Internet Initiative Japan, Inc 1,295
114,247 Iridium Communications, Inc 3,169
134,300 (a) Jasmine Technology Solution PCL 218
392,700 KDDI Corp 6,686
12,922,470 (a) Koninklijke KPN NV 72,025
3,054,303 (a) Kuwait Telecommunications Co 6,622
222,725 (a),(b),(d) Let's GOWEX S.A. 3
64,311 LG Telecom Ltd 669
55,191 (a) Liberty Global Ltd 647
374,191 (a) Liberty Global Ltd 4,524
36,209 (a) Liberty Latin America Ltd (Class A) 313
610,169 (a) Lumen Technologies, Inc 4,241
225,667 (a) Magyar Telekom 1,401
1,420,483 Maxis Bhd 1,266
118,326 Millicom International Cellular S.A. 8,867
1,157,336 Mobile Telecommunications Co KSCP 2,131
286,591 Mobile Telecommunications Co Saudi Arabia 883
1,062,310 (a) MTN Group Ltd 12,404
2,151,966 NetLink NBN Trust 1,619
3,861,500 Nippon Telegraph & Telephone Corp 3,863
135,048 NOS SGPS S.A. 854
30,600 Okinawa Cellular Telephone Co 668
597,729 Ooredoo QPSC 2,039
2,233,556 (a) Orange S. A. 45,795
109,339 Partner Communications 1,229
3,259,000 (a) PCCW Ltd 2,419
45,599 PLDT, Inc 976
907,382 (a) Proximus plc 7,342
110,837 Quebecor, Inc 4,706
73,794 (a),(c) RAI Way S.p.A 504
72,696 Railtel Corp of India Ltd 191
255,437 Rogers Communications, Inc (Class B) 9,824
14,598,300 Sarana Menara Nusantara Tbk PT 419
1,218,090 Saudi Telecom Co 13,806
5,342,300 Singapore Telecommunications Ltd 20,526
87,977 (a),(d) Sistema PJSFC (GDR) (London) 1
63,485 SK Telecom Co Ltd 3,285
1,616,641 SmarTone Telecommunications Holding Ltd 1,051
1,344,900 Softbank Group Corp 32,748
1,054,211 (a) Space42 plc 389
411,614 (b) StarHub Ltd 327
122,870 (a) Sunrise Communications AG. 7,323
366,852 (a) Superloop Ltd 832
3,969 Swisscom AG. 3,331
1,088,506 Taiwan Mobile Co Ltd 3,722

SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
76,884 Tata Communications Ltd $ 1,093
325,575 (a) Tata Teleservices Maharashtra Ltd 108
440,705 (a) Tele2 AB (B Shares) 9,121
1,449,676 Telecom Corp of New Zealand Ltd 1,728
366,732 Telecom Egypt 529
3,623,710 (a) Telecom Italia RSP 2,993
31,940,003 (a) Telecom Italia S.p.A. 22,425
495,920 (a) Telefonica Brasil S.A. 3,947
697,109 Telekom Malaysia BHD 1,224
514,587 (a) Telekomunikacja Polska S.A. 1,962
76,307 Telenor ASA 1,342
1,851,555 (a) TeliaSonera AB 9,486
30,213,301 Telkom Indonesia Persero Tbk PT 5,440
2,116,015 Telkom S.A. Ltd 7,353
2,831,770 Telstra Corp Ltd 10,454
356,056 TELUS Corp 4,576
519,000 TIM S.A. 2,751
782,100 TIME dotCom Bhd 1,142
1,415,710 T-Mobile US, Inc 297,342
6,469,253 (a) True Corp PCL 2,847
201,758 (a) Tuas Ltd 858
761,836 (a) Turkcell Iletisim Hizmet AS 1,821
58,701 (a) United Internet AG. 1,899
50,100 (a) Usen-Next Holdings Co Ltd 525
2,732,306 Verizon Communications, Inc 137,162
379,964 Vodacom Group Ltd 3,241
5,792,033 Vodafone Group plc 8,736
17,500,043 (a) Vodafone Idea Ltd 1,587
1,606,920 Vodafone Qatar QSC 1,042
4,107,900 XL Axiata Tbk PT 719
137,582 Zegona Communications plc 3,027
TOTAL TELECOMMUNICATION SERVICES 1,396,727
TRANSPORTATION - 1.5%
339,912 Adani Ports & Special Economic Zone Ltd 4,755
34,088 Aegean Airlines S.A. 465
562,483 (c) Aena SME S.A. 16,592
25,285 (b) Aeroports de Paris 3,089
5,542,240 Agility Global PLC 2,082
1,288,031 Agility Public Warehousing Co KSC 524
1,410,274 Air Arabia PJSC 1,563
115,772 (a) Air Canada 1,508
440,429 (a) Air China Ltd 433
89,871 (a) Air France-KLM 911
1,414,105 Air New Zealand Ltd 349
2,714,388 Airports of Thailand PCL 4,331
48,304 (a) Alaska Air Group, Inc 1,777
260,638 (a),(c) ALD S.A. 3,073
22,900 All Nippon Airways Co Ltd 410
627,604 (a) American Airlines Group, Inc 6,740
322,000 Anhui Expressway Co Ltd 610
2,147 AP Moller - Maersk AS (Class A) 5,257
3,080 AP Moller - Maersk AS (Class B) 7,693
126,501 ArcBest Corp 12,443
42,815 (a) Asiana Airlines, Inc 198
41,537 Athens International Airport S.A. 505
820,512 Atlas Arteria Ltd 2,433
1,460,461 Auckland International Airport Ltd 6,689
1,324,920 Aurizon Holdings Ltd 3,657
7,275 (a),(b) Avis Budget Group, Inc 1,061
47,850 AZ-COM MARUWA Holdings, Inc 270
641,900 Bangkok Airways PCL 268
3,504,062 Bangkok Expressway & Metro PCL 561

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
1,502,000 (a) Beijing Capital International Airport Co Ltd $ 352
1,782,300 Beijing-Shanghai High Speed Railway Co Ltd 1,310
4,426 Blue Dart Express Ltd 224
6,649,800 (a) BTS Group Holdings PCL 442
654,007 Canadian National Railway Co 67,314
757,698 Canadian Pacific Railway Ltd 59,626
4,985 (b) Cargojet, Inc 288
110,200 Central Japan Railway Co 2,865
116,538 CH Robinson Worldwide, Inc 19,353
1,648,000 China Airlines 934
663,900 (a) China Eastern Airlines Corp Ltd 412
219,000 China Merchants Expressway Network & Technology Holdings Co Ltd 313
788,667 (a) China Merchants Holdings International Co Ltd 1,480
410,859 (a) China Southern Airlines Co Ltd (Class A) 338
45,724 Cia de Distribucion Integral Logista Holdings S.A. 1,711
10,499,173 Cia Sud Americana de Vapores S.A. 550
5,974 CJ Logistics Corp 418
22,146 (a) Clarkson plc 1,362
1,615,700 (a) ComfortDelgro Corp Ltd 1,817
150,124 Container Corp Of India Ltd 679
718,700 (a),(b) Controladora Vuela Cia de Aviacion SAB de C.V. 522
1,000,000 (a),(b) COSCO Pacific Ltd 662
438,015 COSCO SHIPPING Holdings Co Ltd - A 956
1,596,309 (b) COSCO SHIPPING Holdings Co Ltd - H 3,040
424,000 (a) COSCO SHIPPING International Hong Kong Co Ltd 340
78,944 (a),(b) Costamare Bulkers Holdings Ltd 1,221
1,300,604 CSX Corp 53,390
59,829 CTT-Correios de Portugal S.A. 417
15,564 D/S Norden 714
678,500 Daqin Railway Co Ltd 526
378,232 (a) Delhivery Ltd 1,676
677,350 Delta Air Lines, Inc 45,030
439,308 (a) Deutsche Lufthansa AG. 3,741
1,735,437 Deutsche Post AG. 91,470
24,735 Dfds A.S. 405
10,371,087 (a) DiDi Global, Inc (ADR) 42,625
35,000 Dong Fang Offshore Co Ltd 144
636,554 DSV AS 153,733
539,786 (a) Dubai Taxi Co PJSC 318
137,600 East Japan Railway Co 3,147
224,952 easyJet plc 1,047
195,400 EcoRodovias Infraestrutura e Logistica S.A. 318
233,014 El Al Israel Airlines 1,023
184,392 Enav S.p.A 1,109
1,547,000 Eva Airways Corp 1,667
184,500 Evergreen International Storage & Transport Corp 296
657,013 Evergreen Marine Corp Taiwan Ltd 4,144
18,157 (b) Exchange Income Corp 1,363
19,162 Expeditors International Washington, Inc 2,745
443,149 FedEx Corp 157,841
10,439 Ferrari Group plc 101
68,648 (b) Finnair Oyj 220
1,216,538 Firstgroup plc 2,676
15,055 (a) Flughafen Zuerich AG. 4,714
34,464 (a) flynas Co SJSC 462
27,789 (a) Fraport AG. Frankfurt Airport Services Worldwide 2,421
11,560 Fukuyama Transporting Co Ltd 393
158,822 Genco Shipping & Trading Ltd 3,581
229,112 Getlink S.E. 4,944
1,762,259 (a) GMR Infrastructure Ltd 1,588
1,715,521 (a) Grab Holdings Ltd 6,279
519,213 (a) Grindrod Ltd 575

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
177,700 Grupo Aeroportuario del Centro Norte Sab de C.V. $ 2,547
238,279 (b) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 5,878
110,128 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 3,711
708,000 Guangshen Railway Co Ltd 205
248,552 Gujarat Pipavav Port Ltd 373
493,109 (a) Gulf Navigation Holding PJSC 228
128,700 (a) GXO Logistics, Inc 6,673
1,528,300 (a) Hainan Airlines Holding Co Ltd 324
75,000 (a),(b) Hainan Meilan International Airport Co Ltd 60
42,200 Hamakyorex Co Ltd 475
145,000 (a),(b),(c) Hangzhou SF Intra-City Industrial Co Ltd 201
34,100 Hankyu Hanshin Holdings, Inc 986
273,500 (a) Hidrovias do Brasil S.A. 215
142,163 HMM Co Ltd 1,863
72,997 Hoegh Autoliners ASA 1,057
9,797,551 Hutchison Port Holdings Trust 2,009
22,715 Hyundai Glovis Co Ltd 3,226
2,465 (a) ID Logistics Group 920
53,638 (b) Iino Kaiun Kaisha Ltd 603
117,889 (c) InterGlobe Aviation Ltd 4,976
885,554 (a) International Consolidated Airlines Group S.A. 4,203
621,785 International Container Term Services, Inc 7,049
1,461,600 (a) J&T Global Express Ltd 1,885
2,183,700 Japan Airlines Co Ltd 35,652
48,700 Japan Airport Terminal Co Ltd 1,612
1,481,000 Jasa Marga Persero Tbk PT 269
33,065 Jazeera Airways Co KSCP 158
63,702 JB Hunt Transport Services, Inc 13,498
1,268,800 (a),(c) JD Logistics, Inc 2,240
99,707 JET2 plc 1,486
552,224 (a) JetBlue Airways Corp 2,441
778,915 Jiangsu Express 1,004
552,665 (a),(b) Joby Aviation, Inc 4,565
2,747 (a) Jungfraubahn Holding AG. 914
60,000 Kamigumi Co Ltd 2,074
50,200 (b) Kawasaki Kisen Kaisha Ltd 848
155,800 Keihin Electric Express Railway Co Ltd 1,511
364,000 Keio Corp 1,786
290,900 Keisei Electric Railway Co Ltd 2,177
152,765 Kelsian Group Ltd 411
260,509 (a) Kerry Logistics Network Ltd 220
135,900 Kintetsu Corp 2,785
22,818 (a) Kirby Corp 3,032
287,061 Knight-Swift Transportation Holdings, Inc 16,529
21,568 Konoike Transport Co Ltd 402
112,377 Korean Air Lines Co Ltd 1,813
36,186 (b) Kuehne & Nagel International AG. 8,287
107,100 Kyushu Railway Co 2,539
193,791,644 Lan Airlines S.A. 4,782
59 Landstar System, Inc 9
182,780 (a) LDR Turizm AS. 479
8,410,342 Localiza Rent A Car 76,280
227,277 Localiza Rent a Car S.A. 1,987
10,445 Lotte Rental Co Ltd 210
11,557 (a) Lumi Rental Co 113
163,956 (a) Lyft, Inc (Class A) 2,181
523,051 Marten Transport Ltd 6,868
8,830 Maruzen Showa Unyu Co Ltd 461
799,240 MISC Bhd 1,677
186,940 Mitsubishi Logistics Corp 1,578
49,200 (b) Mitsui OSK Lines Ltd 2,045
44,742 Mitsui-Soko Co Ltd 1,140

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
620,572 (a) Motiva Infraestrutura de Mobilidade S.A. $ 1,894
295,387 MPC Container Ships ASA 703
1,347,500 (b) MTR Corp 5,522
52,512 (b) Mullen Group Ltd 645
140,100 (b) Nagoya Railroad Co Ltd 1,531
72,127 Nankai Electric Railway Co Ltd 1,404
162,200 (a) Nippon Express Holdings, Inc 3,666
69,898 (b) Nippon Konpo Unyu Soko Co Ltd 1,891
58,900 (b) Nippon Yusen Kabushiki Kaisha 2,164
40,000 Nishi-Nippon Railroad Co Ltd 768
127,579 Norfolk Southern Corp 36,615
8,924,709 (a) Norwegian Air Shuttle AS 13,190
7,461 (a) NTG Nordic Transport Group A.S. 187
234,800 Odakyu Electric Railway Co Ltd 2,448
15,016 Odfjell SE 186
22,346 (a) Oesterreichische Post AG. 894
124,414 Old Dominion Freight Line 24,310
81,000 (a) Orient Overseas International Ltd 1,445
3,794,290 (a) Pacific Basin Shipping Ltd 1,391
205,821 Pan Ocean Co Ltd 687
280,181 (b) Pangaea Logistics Solutions Ltd 1,984
242,959 (a) Pasifik Eurasia Lojistik Dis Ticaret AS. 678
186,569 (a) Pegasus Hava Tasimaciligi AS. 736
4,223 Piraeus Port Authority 177
62,600 (a),(b) Proficient Auto Logistics, Inc 424
113,872 Promotora y Operadora de Infraestructura SAB de C.V. 1,841
642,127 Qantas Airways Ltd 3,772
1,757,025 Qatar Navigation QSC 4,920
1,260,510 Qube Holdings Ltd 4,255
202,397 Redde Northgate plc 1,025
442,100 Regional Container Lines PCL 422
1,047,176 (a) Reysas Tasimacilik ve Lojistik Ticaret AS. 434
797,446 (a) Rumo S.A. 2,502
622,254 Ryanair Holdings plc 17,518
21,021 Ryder System, Inc 4,303
499,168 Safe Bulkers, Inc 3,160
61,597 Sagami Railway Co Ltd 1,146
14,850 (a) Saia, Inc 5,217
96 (a),(d) SAir Group 0 ^
12,040 Sakai Moving Service Co Ltd 208
21,592 (a) SAL Saudi Logistics Services 962
5,135,556 (a) Salik Co PJSC 7,222
33,450 Sankyu, Inc 1,870
72,593 Saudi Ground Services Co 627
33,129 Saudi Industrial Services Co 300
11,204 (a),(b) SBS Holdings, Inc 302
30,100 Seibu Holdings, Inc 841
65,506 (b) Seino Holdings Corp 1,009
94,796 (b) Senko Co Ltd 1,088
180,239 SF Holding Co Ltd 999
177,600 SG Holdings Co Ltd 1,655
21,896 Shanghai International Airport Co Ltd 88
74,000 Shenzhen Expressway Co Ltd 71
1,133,000 (a) Shenzhen International Holdings Ltd 1,033
6,900 Shinwa Kaiun Kaisha Ltd 325
99,784 Shipping Corp of India Ltd 233
176,600 SIA Engineering Co Ltd 446
558,000 (a) Sichuan Expressway Co Ltd 394
139,700 SIMPAR S.A. 310
227,000 Sincere Navigation Corp 301
1,357,650 Singapore Airlines Ltd 7,001
675,724 Singapore Airport Terminal Services Ltd 1,862

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
1,169,419 (b) Singapore Post Ltd $ 315
1,169,000 (a) SITC International Holdings Co Ltd 5,118
10,578 (a) Sixt AG. 799
12,426 (a) Sixt AG. (Preference) 789
194,957 Southwest Airlines Co 7,325
33,200 Spring Airlines Co Ltd 223
891,000 (a) Starlux Airlines Co Ltd 586
18,228 (a) Stolt-Nielsen Ltd 632
31,183 Sumitomo Warehouse Co Ltd 803
1,140,501 Taiwan High Speed Rail Corp 945
142,131 (a) TAV Havalimanlari Holding AS 983
66,200 (b) TFI International, Inc 7,206
25,498 (a) Theeb Rent A Car Co 201
108,000 Tigerair Taiwan Co Ltd 168
250,535 (a),(b) TNT NV 316
135,100 Tobu Railway Co Ltd 2,441
182,400 (b) Tokyo Metro Co Ltd 1,870
71,400 Tokyu Corp 843
5,648,600 (a),(d) Trada Alam Minera Tbk PT 0 ^
875,700 Transcoal Pacific Tbk PT 578
26,549 Transport Corp of India Ltd 258
2,683,594 Transurban Group 26,178
213,000 (a) TS Lines Ltd 217
335,718 Turk Hava Yollari AO 2,229
1,339,209 (a) Uber Technologies, Inc 96,329
341,000 U-Ming Marine Transport Corp 623
1,519,952 Union Pacific Corp 368,771
149,269 (a) United Airlines Holdings, Inc 13,743
42,832 United International Transportation Co 470
347,916 United Parcel Service, Inc (Class B) 34,228
345,600 Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 248
1,456,283 (a) Virgin Australia Holdings Ltd 2,434
67,336 (a),(d) Virgin Australia Holdings Pty Ltd 0 ^
71,508 Wallenius Wilhelmsen ASA 910
414,350 Wan Hai Lines Ltd 1,008
58,500 West Japan Railway Co 1,153
25,502 (b) Westshore Terminals Investment Corp 617
7,853 (a) Wilh Wilhelmsen ASA 588
321,000 Wisdom Marine Lines Co Ltd 677
16,168 (a) XPO, Inc 3,145
180,700 Yamato Transport Co Ltd 2,015
1,072,000 Yang Ming Marine Transport 1,764
1,754,300 (a) Yangzijiang Maritime Development Ltd 715
111,559 YTO Express Group Co Ltd 328
842,000 (a) Yuexiu Transport Infrastructure Ltd 419
90,239 ZIM Integrated Shipping Services Ltd 2,378
259,700 (a) ZTO Express Cayman, Inc 6,392
TOTAL TRANSPORTATION 1,898,529
UTILITIES - 2.9%
1,181,699 A2A S.p.A. 3,346
18,701 Acciona S.A. 4,918
38,041 (a) ACEA S.p.A. 989
9,224,000 ACEN Corp 451
99,598 Acme Solar Holdings Ltd 278
94,736 (a) ACWA Power Co 4,394
1,800,523 (a) Adani Power Ltd 2,866
631,700 AES Corp 8,901
2,856,361 AGL Energy Ltd 19,554
2,182,532 (a) Aguas Andinas S.A. 834
520,552 (a) Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS. 264
169,365 Aksa Enerji Uretim AS 293
549,708 (b) Algonquin Power & Utilities Corp 3,367

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
14,395 AlKhorayef Water & Power Technologies Co $ 463
2,543,103 Alliant Energy Corp 182,493
218,375 AltaGas Ltd 7,574
129,133 (a) Alupar Investimento S.A. 877
628,053 Ameren Corp 69,036
1,740,343 American Electric Power Co, Inc 228,124
978,306 APA Group 6,739
27,719 (a) Ascopiave S.p.A. 109
55,878 Atco Ltd 2,735
37,711 Athens Water Supply & Sewage Co S.A. 392
337,903 Auren Energia S.A. 779
225,500 (a) Axia Energia 2,466
747,851 Axia Energia 8,455
148,139 Axia Energia 1,835
32,948 Aygaz AS 173
483,900 B Grimm Power PCL 179
4,959,300 (a) Barito Renewables Energy Tbk PT 1,532
982,000 BCPG PCL 204
314,179 (a) Beijing Enterprises Holdings Ltd 1,201
2,632,000 (a) Beijing Enterprises Water Group Ltd 913
4,932,000 (a) Beijing Jingneng Clean Energy Co Ltd 1,431
16,067 (a) BKW AG. 3,168
323,406 Black Hills Corp 22,448
63,333 (b) Boralex, Inc 1,668
84,204 Brookfield Infrastructure Corp 3,327
96,434 Brookfield Renewable Corp 3,843
46,700 California Water Service Group 2,117
94,628 Canadian Utilities Ltd 3,324
118,643 (b) Capital Power Corp 5,620
488,054 CESC Ltd 779
82,185 CEZ AS 4,645
910,000 (a) CGN New Energy Holdings Co Ltd 292
6,565,000 (a),(c) CGN Power Co Ltd 2,955
2,044,000 China Datang Corp Renewable Power Co Ltd 409
1,738,765 China Gas Holdings Ltd 1,589
1,595,044 (a) China Longyuan Power Group Corp Ltd 1,460
782,200 China National Nuclear Power Co Ltd 1,028
2,292,847 (a) China Power International Development Ltd 928
597,012 (a) China Resources Gas Group Ltd 1,455
1,266,373 (a),(b) China Resources Power Holdings Co 2,958
1,080,900 China Three Gorges Renewables Group Co Ltd 669
580,000 (a),(b) China Water Affairs Group Ltd 365
906,101 China Yangtze Power Co Ltd 3,552
486,700 Chubu Electric Power Co, Inc 8,024
230,400 (b) Chugoku Electric Power Co, Inc 1,469
302,147 Cia de Saneamento Basico do Estado de Sao Paulo 9,230
146,400 Cia de Saneamento de Minas Gerais Copasa MG 1,631
278,100 Cia de Saneamento do Parana 457
107,000 Cia de Saneamento do Parana 920
1,037,321 Cia Energetica de Minas Gerais 2,525
1,192,100 Cia Paranaense de Energia 3,551
455,000 CK Infrastructure Holdings Ltd 3,649
103,072 Clearway Energy, Inc (Class A) 4,037
1,180,448 CLP Holdings Ltd 11,114
2,424,000 (a) Cnpc Hong Kong Ltd 2,215
6,139,234 Colbun S.A. 862
235 (a) Consolidated Water Co, Inc 8
212,872 Constellation Energy Corp 59,445
651,240 Contact Energy Ltd 3,462
140,200 CPFL Energia S.A. 1,320
509,900 Datang International Power Generation Co Ltd 293
64,377 (a) Doral Group Renewable Energy Resources Ltd 1,212

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
258,680 (a) Drax Group plc $ 3,057
3,735,576 (a) Dubai Electricity & Water Authority PJSC 2,771
2,352,225 Duke Energy Corp 308,000
6,881,130 E.ON AG. 150,707
74,587 (a) Edison International 5,458
601,100 Electric Power Development Co 16,555
107,200 Electricity Generating PCL 369
211,756 Emera, Inc 10,977
1,557,755 (a) Emirates Central Cooling Systems Corp 640
177,337 (a) Enagas 3,513
201,878 Enea S.A. 1,350
17,079,682 Enel Chile S.A. 1,318
5,072,965 Enel S.p.A. 55,462
111,764 Energias de Portugal S.A. 591
181,745 Energisa S.A. 1,841
224,948 Energix-Renewable Energies Ltd 1,360
3,963,200 Energy Absolute PCL 334
208,314 (a),(c) Enerjisa Enerji AS. 537
2,288,287 Enerya Enerji AS. 458
593,300 (a) Eneva S.A. 2,811
178,767 Engie Brasil Energia S.A. 1,133
347,261 Engie Energia Chile S.A. 559
763,756 Engie S.A. 24,614
97,252 (a) Enlight Renewable Energy Ltd 6,555
486,535 ENN Energy Holdings Ltd 3,962
84,300 ENN Natural Gas Co Ltd 271
609,171 Entergy Corp 68,446
128,000 (a),(d) Epure International Ltd 1
728,083 Equatorial Energia S.A. 5,731
42,456 (a) ERG S.p.A. 1,084
69,200 Essential Utilities, Inc 2,787
1,155,327 Evergy, Inc 94,644
1,993,849 Eversource Energy 138,134
27,691 EVN AG. 919
354,710 (a),(b) Fortis, Inc 19,789
1,495,119 GAIL India Ltd 2,191
173,700 (a) Gas Malaysia Bhd 257
664,300 GD Power Development Co Ltd 467
428,300 Global Power Synergy PCL 453
10,195 (a) Grenergy Renovables S.A. 1,357
1,831,210 (a) Guangdong Investments Ltd 1,834
108,586 Gujarat Gas Ltd 352
229,921 Gujarat State Petronet Ltd 557
2,801,007 Gulf Development PCL 5,011
548,887 (a) Hallador Energy Co 8,936
51,159 HD Renewable Energy Co Ltd 135
618,368 (a) Hera S.p.A. 2,852
124,393 (b) Hokkaido Electric Power Co, Inc 847
115,077 (b) Hokuriku Electric Power Co 791
97,757 Holding CO ADMIE IPTO S.A. 319
8,047,247 (a) Hong Kong & China Gas Ltd 7,320
995,500 (a) Hong Kong Electric Holdings Ltd 7,767
384,619 Huadian Power International Corp Ltd (Class A) 264
319,866 Huaneng Power International, Inc - A 326
2,596,751 Huaneng Power International, Inc - H 1,966
230,255 (b) Hydro One Ltd 9,509
8,464,172 Iberdrola S.A. 193,780
491,003 Indraprastha Gas Ltd 760
1,027,900 (a),(d) Inter Far East Energy Corp 0 ^
273,237 (a) Interconexion Electrica S.A. ESP 2,083
688,691 Inversiones Aguas Metropolitanas S.A. 755
441,720 (a) Iride S.p.A. 1,250

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
361,994 Italgas S.p.A $ 4,217
2,578,576 (a) Jaiprakash Power Ventures Ltd 389
274,459 JSW Energy Ltd 1,375
10,800 (a) K&O Energy Group, Inc 381
1,121,576 Kansai Electric Power Co, Inc 18,647
13,964 (a) Kenon Holdings Ltd 1,153
157,550 Korea Electric Power Corp 4,479
19,659 Korea Gas Corp 462
68,639 (c) KPI Green Energy Ltd 256
320,700 Kyushu Electric Power Co, Inc 3,717
43,248 Mahanagar Gas Ltd 423
1,794,700 (a) Malakoff Corp Bhd 352
173,882 Manila Electric Co 1,767
788,500 Manila Water Co, Inc 550
434,352 Margun Enerji Uretim Sanayi VE Ticaret AS. 513
925,900 Maynilad Water Services, Inc 308
462,100 (a) Mega First Corp BHD 328
964,230 Mercury NZ Ltd 3,467
967,000 Meridian Energy Ltd 3,095
233,276 (a) Meshek Energy Renewable Energies Ltd 813
38,130 MGE Energy, Inc 2,947
31,363 Miahona 130
271,720 (a) National Central Cooling Co PJSC 198
30,335 National Gas & Industrialization Co 675
12,223,990 National Grid plc 206,342
5,470,272 NextEra Energy, Inc 508,079
1,955,338 NHPC Ltd 1,532
75,287 Nippon Gas Co Ltd 1,407
247,738 NLC India Ltd 705
400,769 Northland Power Income Fund 6,724
78,117 Northwest Natural Holding Co 4,157
122,845 NorthWestern Corp 8,100
172,865 NRG Energy, Inc 25,262
2,703,421 NTPC Ltd 10,648
176,500 OGE Energy Corp 8,465
50,024 (a),(b) Oklo, Inc 2,481
221,303 ONE Gas, Inc 19,061
118,081 (a) OPC Energy Ltd 4,102
1,484,208 Origin Energy Ltd 12,772
326,617 Orsted AS 8,100
34,180 Otter Tail Corp 3,000
16,766 (a) OY Nofar Energy Ltd 805
344,186 Pennon Group plc 2,412
460,278 Petronas Gas BHD 2,042
1,018,284 PG&E Corp 17,891
544,705 (a) PGE Polska Grupa Energetyczna S.A. 1,545
381,112 Pinnacle West Capital Corp 38,397
185,456 Portland General Electric Co 9,787
55,922 Power & Water Utility Co for Jubail & Yanbu 473
2,892,879 Power Grid Corp of India Ltd 9,108
69,851,300 PT Perusahaan Gas Negara Persero Tbk 7,642
126,815 PTC India Ltd 213
113,994 Public Power Corp 2,383
269,547 Qatar Electricity & Water Co QSC 1,063
584,200 Ratch Group PCL 536
1,741,908 (a) RattanIndia Power Ltd 141
310,267 Redes Energeticas Nacionais S.A. 1,339
1,957,511 (a) Reliance Power Ltd 420
57,536 Rubis S.C.A 2,331
3,076,455 RWE AG. 206,980
504,908 Saudi Electricity Co 2,297
96,982 (a),(c) Scatec ASA 1,308

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
674,646 Scottish & Southern Energy plc $ 23,322
265,400 SDIC Power Holdings Co Ltd 545
774,000 (b) SembCorp Industries Ltd 4,020
419,337 Sempra Energy 40,747
90,542 Severn Trent plc 3,713
318,999 (a) Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC 140
108,800 Shanghai Electric Power Co Ltd 290
143,100 Shenergy Co Ltd 185
115,642 Shikoku Electric Power Co, Inc 1,300
245,910 (a) Shizuoka Gas Co Ltd 2,358
157,400 Sichuan Chuantou Energy Co Ltd 340
551,941 SJVN Ltd 373
57,093 (a) Solaria Energia y Medio Ambiente S.A. 1,582
873,034 Southern Co 84,265
218,212 Southwest Gas Holdings Inc 18,963
474,890 Spire, Inc 42,997
175,395 (b) Superior Plus Corp 846
1,411,100 (a) Synergy Grid & Development Phils, Inc 519
362,213 Taiwan Cogeneration Corp 494
19,105 (a) Talen Energy Corp 6,099
1,047,378 Tata Power Co Ltd 4,216
789,476 (a) Tauron Polska Energia S.A. 2,190
51,884 Telecom Plus plc 887
1,607,404 Tenaga Nasional BHD 5,536
189,600 Toho Gas Co Ltd 1,509
359,600 Tohoku Electric Power Co, Inc 2,697
1,147,800 (a) Tokyo Electric Power Co, Inc 4,730
110,687 Torrent Power Ltd 1,538
907,000 (a),(b) Towngas Smart Energy Co Ltd 392
212,983 (a) TransAlta Corp 2,800
144,200 (a) Transmissora Alianca de Energia Eletrica S 1,197
1,147,700 TTW PCL 318
15,330 Unitil Corp 801
32,449 VA Tech Wabag Ltd 396
1,947,046 Veolia Environnement 74,155
41,434 Verbund AG. 3,166
519,644 Vistra Corp 78,118
28,190 (a),(b) Voltalia S.A. 229
1,283,663 WEC Energy Group, Inc 148,610
926,600 (a) Wintime Energy Group Co Ltd 244
1,418,418 (a),(b) Xinyi Energy Holdings Ltd 217
1,580,500 YTL Corp BHD 667
1,722,700 YTL Power International BHD 1,287
417,900 Zhejiang Zheneng Electric Power Co Ltd 331
350,000 (a),(b) Zhongyu Energy Holdings Ltd 120
1 (a) Zorlu Enerji Elektrik Uretim AS 0 ^
TOTAL UTILITIES 3,701,206
TOTAL COMMON STOCKS
(Cost $106,053,970) 128,033,977
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 0.0%
U.S. TREASURY SECURITIES - 0.0%
$ 50,000,000 United States Treasury Note/Bond
0 .875% 09/30/26 49,296
200,000 United States Treasury Note/Bond
4 .125 11/15/32 200
TOTAL U.S. TREASURY SECURITIES 49,496
TOTAL GOVERNMENT BONDS
(Cost $49,543) 49,496

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
26,206 (b),(d) Webuild S.p.A 08/02/30 $ 26
TOTAL CAPITAL GOODS 26
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
107,450 (d) CapitaLand Ascendas REIT 04/20/26 9
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 9
FINANCIAL SERVICES - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27 0 ^
TOTAL FINANCIAL SERVICES 0 ^
FOOD, BEVERAGE & TOBACCO - 0.0%
102,146 (d) Greencore Group plc 1
TOTAL FOOD, BEVERAGE & TOBACCO 1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 (d) Chinook Therapeutics, Inc 01/02/30 1
22,850 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 0 ^
20,027 (b),(d) Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2
SOFTWARE & SERVICES - 0.0%
19,369 (d) Constellation Software, Inc 08/22/28 96
5,799 (d) Lunit, Inc 04/23/26 23
TOTAL SOFTWARE & SERVICES 119
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
6,680 M-Tron Industries, Inc 04/15/26 14
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 14
TELECOMMUNICATION SERVICES - 0.0%
16,244,270 (d) Telecom Italia S.p.A 04/06/26 188
TOTAL TELECOMMUNICATION SERVICES 188
TRANSPORTATION - 0.0%
58,242 SIMPAR S.A. 04/13/26 3
TOTAL TRANSPORTATION 3
UTILITIES - 0.0%
540,420 (d) YTL Corp Bhd 12/31/99 23
399,540 (d) YTL Power International Bhd 12/31/99 49
TOTAL UTILITIES 72
TOTAL RIGHTS/WARRANTS
(Cost $4) 434
TOTAL LONG-TERM INVESTMENTS
(Cost $106,103,517) 128,083,907
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
CERTIFICATE OF DEPOSIT - 0.1%
$ 5,000,000 Bank of America, N.A. 3 .830% 09/04/26 5,000
3,000,000 Bank of America, N.A. 3 .820 01/20/27 3,000
4,000,000 Bank of Montreal 4 .010 02/09/27 4,000
5,000,000 Bank of Nova Scotia 3 .970 11/10/26 5,000
5,000,000 Bank of Nova Scotia 4 .030 03/18/27 5,000
5,000,000 Canadian Imperial Bank of Commerce 3 .980 02/09/27 5,000
5,000,000 Commonwealth Bank of Australia 3 .820 07/13/26 5,000
5,000,000 ING US FUNDING LLC 3 .960 09/18/26 5,000
5,000,000 MUFG BK LTD 07/26 VAR 3 .880 07/21/26 5,000
5,000,000 MUFG BK LTD 15/26 VAR 3 .980 10/15/26 5,000
5,000,000 National Australia Bank Ltd 3 .960 12/18/26 5,000
5,000,000 National Bank Of Canada 3 .870 11/12/26 5,000
5,000,000 Nordea Bank ABP 3 .900 08/14/26 5,000
9,000,000 Royal Bank of Canada 4 .000 05/06/26 9,000
4,000,000 Royal Bank of Canada 3 .960 05/14/26 4,000
4,000,000 Sumitomo Mitsui Bank Ltd 3 .780 05/20/26 4,000
5,000,000 Toronto-Dominion Bank 3 .930 09/02/26 5,000
2,500,000 Wells Fargo Bank, N.A. 3 .940 06/01/26 2,500

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CERTIFICATE OF DEPOSIT (continued)
$ 2,500,000 Wells Fargo Bank, N.A. 3 .930% 03/18/27 $ 2,500
TOTAL CERTIFICATE OF DEPOSIT 89,000
COMMERCIAL PAPER - 0.0%
5,000,000 AUST + NEW ZEA 3 .790 08/11/26 5,000
3,000,000 Canadian Imperial Bank of Commerce 0 .000 03/24/27 2,880
5,000,000 ING US FUNDING LLC 3 .880 06/18/26 5,000
3,000,000 LLOYDS BANK PLC 0 .000 08/14/26 2,958
5,000,000 National Australia Bank Ltd 3 .820 08/20/26 5,000
TOTAL COMMERCIAL PAPER 20,838
REPURCHASE AGREEMENT - 0.3%
25,000,000 (h) Bank of Nova Scotia 3 .660 04/01/26 25,000
25,000,000 (i) Calyon 3 .660 04/01/26 25,000
25,000,000 (j) Calyon 3 .670 04/01/26 25,000
20,000,000 (k) HSBC 3 .660 04/01/26 20,000
30,000,000 (l) HSBC 3 .670 04/01/26 30,000
15,000,000 (m) JP Morgan Securities LLC 3 .670 04/01/26 15,000
70,000,000 (n) JP Morgan Securities LLC 3 .660 04/01/26 70,000
74,000,000 (o) Merrill Lynch 3 .660 04/01/26 74,000
30,000,000 (p) Merrill Lynch 3 .670 04/01/26 30,000
TOTAL REPURCHASE AGREEMENT 314,000
VARIABLE RATE SECURITIES - 0.0%
5,000,000 AUST + NEW ZEA 3 .830 10/16/26 5,000
TOTAL VARIABLE RATE SECURITIES 5,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $428,838) 428,838
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.2%
5,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 05/21/26 4,974
500,000 Federal Farm Credit Discount Notes 0 .000 04/02/26 500
10,000,000 Federal Farm Credit Discount Notes 0 .000 04/09/26 9,991
12,500,000 Federal Farm Credit Discount Notes 0 .000 04/16/26 12,480
10,000,000 Federal Farm Credit Discount Notes 0 .000 06/02/26 9,937
30,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/10/26 29,970
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/22/26 9,978
24,725,000 Federal Home Loan Bank Discount Notes 0 .000 04/24/26 24,666
700,000 Federal Home Loan Bank Discount Notes 0 .000 05/01/26 698
6,000,000 Federal Home Loan Bank Discount Notes 0 .000 05/13/26 5,974
12,500,000 Federal Home Loan Bank Discount Notes 0 .000 05/27/26 12,428
318,000 Federal Home Loan Bank Discount Notes 0 .000 06/30/26 315
12,500,000 Federal Home Loan Bank Discount Notes 0 .000 07/17/26 12,365
12,400,000 Federal Home Loan Bank Discount Notes 0 .000 07/22/26 12,260
3,600,000 Federal Home Loan Bank Discount Notes 0 .000 08/14/26 3,551
4,500,000 Federal Home Loan Bank Discount Notes 0 .000 08/21/26 4,436
3,025,000 Federal Home Loan Bank Discount Notes 0 .000 09/04/26 2,978
6,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/11/26 5,902
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/16/26 4,916
5,250,000 Federal Home Loan Bank Discount Notes 0 .000 09/18/26 5,160
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/25/26 9,823
25,000,000 Federal National Mortgage Association Discount Notes 0 .000 05/08/26 24,905
TOTAL GOVERNMENT AGENCY DEBT 208,207
REPURCHASE AGREEMENT - 0.2%
150,000,000 (q) Fixed Income Clearing Corporation 3 .660 04/01/26 150,000
62,932,000 (r) Fixed Income Clearing Corporation 3 .660 04/01/26 62,932
TOTAL REPURCHASE AGREEMENT 212,932
TREASURY DEBT - 0.1%
15,000,000 United States Treasury Bill 0 .000 04/09/26 14,988
20,000,000 United States Treasury Bill 0 .000 04/14/26 19,974
25,000,000 United States Treasury Bill 0 .000 04/21/26 24,950
10,000,000 United States Treasury Bill 0 .000 04/23/26 9,978

Total Global Stock

Portfolio of Investments March 31, 2026
(continued)
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TREASURY DEBT (continued)
$ 10,000,000 United States Treasury Bill 0 .000% 04/30/26 $ 9,971
10,000,000 United States Treasury Bill 0 .000 05/05/26 9,966
15,000,000 United States Treasury Bill 0 .000 05/07/26 14,945
20,000,000 United States Treasury Bill 0 .000 05/12/26 19,917
5,000,000 United States Treasury Bill 0 .000 05/14/26 4,979
24,190,000 United States Treasury Bill 0 .000 05/19/26 24,073
10,000,000 United States Treasury Bill 0 .000 06/09/26 9,931
12,500,000 United States Treasury Bill 0 .000 06/30/26 12,387
20,000,000 United States Treasury Bill 0 .000 07/21/26 19,778
TOTAL TREASURY DEBT 195,837
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.0%
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/02/26 4,923
TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES 4,923
TOTAL SHORT-TERM INVESTMENTS
(Cost $621,911) 621,899
TOTAL INVESTMENTS - 100.1%
(Cost $107,154,266) 129,134,644
OTHER ASSETS & LIABILITIES, NET - (0.1)% (102,258)
NET ASSETS - 100.0% $129,032,386
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,356,213,258.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $932,045,223 or 0.7% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) In bankruptcy
(f) When-issued or delayed delivery security.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(h) Agreement with Bank of Nova Scotia, 3.660% dated 3/31/26 to be repurchased at $25,045,771 on 4/1/26, collateralized by Government Agency Securities, with coupon rates 0.125%–
4.000% and maturity dates 8/31/27–2/15/47, valued at $25,502,608.
(i) Agreement with Calyon, 3.660% dated 3/31/26 to be repurchased at $25,115,422 on 4/1/26, collateralized by Government Agency Securities, with coupon rates 2.000%–7.500% and maturity dates 5/01/28–3/01/56, valued at $25,500,001.
(j) Agreement with Calyon, 3.670% dated 3/31/26 to be repurchased at $25,137,152 on 4/1/26, collateralized by Government Agency Securities, with coupon rates 0.125%–7.000% and maturity dates 7/15/26–9/20/65, valued at $25,500,071.
(k) Agreement with HSBC, 3.660% dated 3/31/26 to be repurchased at $20,034,473 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date
2/15/48, valued at $20,400,070.
(l) Agreement with HSBC, 3.670% dated 3/31/26 to be repurchased at $30,101,607 on 4/1/26, collateralized by Government Agency Securities, with coupon rates 2.500%–7.500% and maturity dates 7/01/33–6/01/54, valued at $30,600,001.
(m) Agreement with JP Morgan Securities LLC, 3.670% dated 3/31/26 to be repurchased at $15,079,017 on 4/1/26, collateralized by Government Agency Securities, with coupon rates
3.000%–7.500% and maturity dates 3/01/28–1/01/56, valued at $15,300,000.
(n) Agreement with JP Morgan Securities LLC, 3.660% dated 3/31/26 to be repurchased at $70,000,000 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 11/15/26, valued at $71,400,065.
(o) Agreement with Merrill Lynch, 3.660% dated 3/31/26 to be repurchased at $74,020,807 on 4/1/26, collateralized by Government Agency Securities, with coupon rates 0.000%–2.250% and maturity dates 1/15/31–8/15/49, valued at $75,480,001.
(p) Agreement with Merrill Lynch, 3.670% dated 3/31/26 to be repurchased at $30,147,362 on 4/1/26, collateralized by Government Agency Securities, with coupon rates 2.500%–7.000% and maturity dates 3/01/27–9/20/65, valued at $30,600,001.
(q) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $150,015,250 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 1/31/28, valued at $153,000,000.
(r) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $62,938,398 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $64,190,837.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 172 06/18/26  $ 21,473 $ 21,605 $ 132
S&P 500 E-Mini Index 1,273 06/18/26 425,588 418,228 (7,360)
S&P Mid-Cap 400 E-Mini Index 96 06/18/26 32,296 32,607 311
Total 1,541  $ 479,357  $ 472,440  $ (6,917)
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Total Global Stock
Long-Term Investments
:
Common stocks $86,295,303 $41,735,695 $2,979 $128,033,977
Government bonds — 49,496 — 49,496
Rights/Warrants 17 — 417 434
Short-Term Investments
:
Government agency debt — 208,207 — 208,207
Repurchase agreement — 212,932 — 212,932
Treasury debt — 195,837 — 195,837
U.s. government and agencies discount notes — 4,923 — 4,923
Investments purchased with collateral from securities lending:
Certificate of deposit — 89,000 — 89,000
Commercial paper — 20,838 — 20,838
Repurchase agreement — 314,000 — 314,000
Variable rate securities — 5,000 — 5,000
Investments in Derivatives
:
Futures contracts* (6,917) — — (6,917)
Total $86,288,403 $42,835,928 $3,396 $129,127,727
* Represents net unrealized appreciation (depreciation).

Global Equities
Portfolio of Investments March 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 98.0%
COMMON STOCKS - 97.8%
AUSTRALIA - 1.0%
105,345 AngloGold Ashanti UK Ltd $ 10,515
8,213 APA Group 57
2,535,656 Australia and New Zealand Banking Group 63,760
1 (a) Beetaloo Energy Australia Ltd 0 ^
1,104,685 BHP Billiton Ltd 39,970
295,438 Brambles Ltd 4,637
160,839 Charter Hall Group 2,096
441,668 Evolution Mining Ltd 3,977
368,328 Fortescue Metals Group Ltd 5,263
12,550,951 Glencore plc 95,059
614,061 Goodman Group 11,025
197,026 (a) Lynas Corp Ltd 2,675
266,029 (a) NEXTDC Ltd 2,127
295,632 Northern Star Resources Ltd 4,297
374,706 Origin Energy Ltd 3,224
161,307 Qantas Airways Ltd 948
80,769 Rio Tinto Ltd 9,176
245,532 Rio Tinto plc 22,779
706,405 Santos Ltd 3,866
2,149,457 Scentre Group 4,959
44,271 SGH Ltd 1,260
975,829 South32 Ltd 2,955
1,328,741 Stockland Trust Group 3,989
677,618 Transurban Group 6,610
74,371 (a) Washington H Soul Pattinson & Co Ltd 2,090
43,993 Wesfarmers Ltd 2,246
413,498 Woodside Energy Group Ltd 9,815
266,105 Woolworths Ltd 6,720
TOTAL AUSTRALIA 326,095
AUSTRIA - 0.2%
606,396 Erste Bank der Oesterreichischen Sparkassen AG. 65,506
32,032 OMV AG. 2,344
TOTAL AUSTRIA 67,850
BELGIUM - 0.3%
22,813 Aedifica S.A. 1,847
82,514 (a) Anheuser-Busch InBev S.A. 5,709
4,672 Dieteren S.A. 865
254,053 KBC Groep NV 31,094
88 (a),(b) Lotus Bakeries NV 994
15,823 (b) Syensqo S.A. 922
140,795 UCB S.A. 42,421
TOTAL BELGIUM 83,852
BRAZIL - 0.8%
999,700 Ambev S.A. 2,943
78,500 (a) Axia Energia 858
51,387 Axia Energia 637
257,170 Axia Energia 2,907
1,112,991 B3 SA-Brasil Bolsa Balcao 3,954
331,191 (a) Banco Bradesco S.A. 1,068
1,109,749 Banco Bradesco S.A. (Preference) 4,107
248,436 Banco BTG Pactual S.A. - Unit 2,700
368,364 (a) Banco do Brasil S.A. 1,636
144,400 BB Seguridade Participacoes S.A. 970
120,100 (a) Caixa Seguridade Participacoes S 426
104,264 Cia de Saneamento Basico do Estado de Sao Paulo 3,185
368,728 Cia Energetica de Minas Gerais 898
395,204 Cia Paranaense de Energia 1,177
49,811 CPFL Energia S.A. 469

SHARES DESCRIPTION VALUE (000)
BRAZIL (continued)
149,200 Embraer S.A. $ 2,216
341,523 Empresa Brasileira de Aeronautica S.A. (ADR) 20,266
65,109 Energisa S.A. 659
208,830 (a) Eneva S.A. 989
58,356 Engie Brasil Energia S.A. 370
252,209 Equatorial Energia S.A. 1,985
272,176 Gerdau S.A. (Preference) 998
1,247,938 (a) Investimentos Itau S.A. - PR 3,368
12,137,804 Itau Unibanco Holding S.A. 101,886
175,093 Klabin S.A. 660
2 Klabin S.A. (Preference) 0 ^
194,910 Localiza Rent A Car 1,768
2,877 Localiza Rent a Car S.A. 25
137,425 MBRF Global Foods Co S.A. 574
6,683 (a) Mercadolibre, Inc 11,555
214,217 (a) Motiva Infraestrutura de Mobilidade S.A. 654
710,466 (a) NU Holdings Ltd 10,209
174,670 (a) Petro Rio S.A. 2,233
780,084 (a) Petroleo Brasileiro S.A. 8,119
969,730 (a) Petroleo Brasileiro S.A. (Preference) 9,112
42,400 Porto Seguro S.A. 413
273,200 Raia Drogasil S.A. 1,241
122,229 (c) Rede D'Or Sao Luiz S.A. 920
272,200 (a) Rumo S.A. 854
47,400 (a) StoneCo Ltd 669
147,022 (a) Suzano SA 1,473
171,741 (a) Telefonica Brasil S.A. 1,367
182,500 TIM S.A. 968
118,058 TOTVS S.A. 796
150,200 Ultrapar Participacoes S.A. 833
758,404 Vale S.A. 12,076
222,580 Vibra Energia S.A. 1,359
2,676,320 WEG S.A. 26,356
98,750 Wheaton Precious Metals Corp 12,962
84,997 XP, Inc 1,618
36,012 (a) Yara International ASA 2,105
TOTAL BRAZIL 271,591
CANADA - 1.7%
248,095 Agnico-Eagle Mines Ltd 50,359
91,316 Alamos Gold, Inc 4,063
124,276 (b) ARC Resources Ltd 2,586
35,785 AtkinsRealis Group, Inc 2,302
367,023 Barrick Mining Corp 14,999
19,156 (a) Bombardier, Inc 3,388
599,611 Brookfield Corp 24,297
66,454 (a) CAE, Inc 1,730
94,702 Cameco Corp 10,299
827,343 Canadian Imperial Bank of Commerce 78,411
263,074 Canadian National Railway Co 27,077
453,085 (b) Canadian Natural Resources Ltd 22,102
195,194 Canadian Pacific Railway Ltd 15,360
31,615 CCL Industries 1,981
25,026 (a) Celestica, Inc 7,060
307,220 Cenovus Energy, Inc (Toronto) 8,154
277,658 Chartwell Retirement Residences 4,016
262,812 (a) Dollarama, Inc 32,255
201,220 Dream Industrial Real Estate Investment Trust 1,789
474,438 Enbridge, Inc 25,719
13,650 First Capital Real Estate Investment Trust 202
41,930 Franco-Nevada Corp 10,382
36,814 Imperial Oil Ltd 4,822
49,870 Keyera Corp 1,929

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CANADA (continued)
262,549 Kinross Gold Corp $ 8,027
23,631 Lundin Gold, Inc 1,806
58,243 Magna International, Inc 3,253
188,411 (b) National Bank of Canada 24,381
105,129 (b) Nutrien Ltd 7,936
91,797 Pan American Silver Corp (Toronto) 5,022
126,381 Pembina Pipeline Corp 5,657
227,634 Primaris REIT 2,823
40,398 RB Global, Inc 3,874
549,025 (a) Shopify, Inc (Class A) 65,144
24,815 Stantec, Inc 2,145
261,282 Suncor Energy, Inc 17,282
226,335 (b) TC Energy Corp 14,173
99,311 Teck Cominco Ltd (Class B) 5,147
17,007 (b) TFI International, Inc 1,851
238,389 TMX Group Ltd 8,454
17,704 Toromont Industries Ltd 2,479
164,206 (a) Toronto-Dominion Bank 15,336
79,968 Tourmaline Oil Corp 3,827
263,950 (b) Whitecap Resources, Inc 2,979
29,327 WSP Global, Inc 4,564
TOTAL CANADA 561,442
CHILE - 0.1%
85,771 Antofagasta plc 3,846
9,692,626 Banco de Chile 1,759
18,587 (a) Banco de Credito e Inversiones 1,204
14,164,310 (a) Banco Santander Chile S.A. 1,173
259,606 (a) Cencosud S.A. 709
240,799 Empresas CMPC S.A. 328
84,797 Empresas COPEC S.A. 587
5,659,022 Enel Chile S.A. 437
66,730,672 Lan Airlines S.A. 1,647
148,659 Lundin Mining Corp 3,707
160,938 Plaza S.A. 685
134,503 SACI Falabella 823
30,094 (a) Sociedad Quimica y Minera de Chile S.A. (Class B) 2,435
TOTAL CHILE 19,340
CHINA - 2.5%
103,800 360 Security Technology, Inc 163
35,400 37 Interactive Entertainment Network Technology Group Co Ltd 111
295,500 (c) 3SBio, Inc 871
170,500 (a) AAC Technologies Holdings, Inc 731
11,300 Accelink Technologies Co Ltd 141
3,289 ACM Research Shanghai, Inc 69
7,693 Advanced Micro-Fabrication Equipment, Inc China 348
34,000 AECC Aviation Power Co Ltd 238
5,855,374 Agricultural Bank of China Ltd 4,188
1,097,900 Agricultural Bank of China Ltd (Class A) 1,065
41,899 Aier Eye Hospital Group Co Ltd 58
158,900 (a) Air China Ltd 156
30,207 Airtac International Group 962
179,000 (a),(b),(c) Akeso, Inc 3,048
5,258,758 Alibaba Group Holding Ltd 82,428
159,403 (b) Alibaba Group Holding Ltd (ADR) 19,999
1,222,000 (a) Alibaba Health Information Technology Ltd 737
796,000 Aluminum Corp of China Ltd 1,165
181,800 Aluminum Corp of China Ltd (Class A) 306
5,611 (a) Amlogic Shanghai Co Ltd 66
6,400 Angel Yeast Co Ltd 38
262,292 Anhui Conch Cement Co Ltd 714
50,300 Anhui Conch Cement Co Ltd (Class A) 170
5,400 Anhui Gujing Distillery Co Ltd (Class A) 81

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
28,400 Anhui Jianghuai Automobile Group Corp Ltd $ 192
2,207 Anji Microelectronics Technology Shanghai Co Ltd 81
6,510 Anker Innovations Technology Co Ltd 104
267,600 (a) Anta Sports Products Ltd 2,616
1,948 APT Medical, Inc 71
30,400 Avary Holding Shenzhen Co Ltd 235
608,784 (b) AviChina Industry & Technology Co Ltd 260
86,200 (a) BAIC BluePark New Energy Technology Co Ltd 90
466,279 (a) Baidu, Inc 6,518
92,800 Baiyin Nonferrous Group Co Ltd 111
287,900 Bank of Beijing Co Ltd 230
52,000 Bank of Changsha Co Ltd 73
50,700 Bank of Chengdu Co Ltd 126
479,200 (a) Bank of China Ltd - A 407
14,838,693 (a) Bank of China Ltd - H 9,475
688,200 Bank of Communications Co Ltd - A 698
1,861,937 (a) Bank of Communications Co Ltd - H 1,683
78,900 Bank of Hangzhou Co Ltd 192
243,580 Bank of Jiangsu Co Ltd 385
148,800 Bank of Nanjing Co Ltd 245
85,700 Bank of Ningbo Co Ltd 378
187,422 Bank of Shanghai Co Ltd 269
51,400 Bank of Suzhou Co Ltd 62
296,863 Baoshan Iron & Steel Co Ltd 277
7,800 Beijing Compass Technology Development Co Ltd 111
39,000 Beijing Enlight Media Co Ltd 87
113,149 (a) Beijing Enterprises Holdings Ltd 433
5,803 Beijing Kingsoft Office Software, Inc 199
23,500 Beijing New Building Materials plc 89
1,136 Beijing Roborock Technology Co Ltd 20
6,900 Beijing Tongrentang Co Ltd 28
5,060 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 29
636,549 Beijing-Shanghai High Speed Railway Co Ltd 468
2,196 Bestechnic Shanghai Co Ltd 57
53,080 (a) Bilibili, Inc 1,196
5,968 (a) Biwin Storage Technology Co Ltd 191
45,300 (a) Bluefocus Intelligent Communications Group Co Ltd 99
47,398 (a),(c) BOC Aviation Ltd 473
40,300 BOC International China Co Ltd 72
500,367 BOE Technology Group Co Ltd 286
1,014,571 Bosideng International Holdings Ltd 522
70,165 BYD Co Ltd 1,084
2,346,256 BYD Co Ltd (H shares) 32,076
173,500 (b) BYD Electronic International Co Ltd 624
192,000 (a) C&D International Investment Group Ltd 311
74,530 Caitong Securities Co Ltd 83
5,333 (a) Cambricon Technologies Corp Ltd 775
22,900 Capital Securities Co Ltd 54
266,200 (a) CCOOP Group Co Ltd 72
2,263,000 (a),(c) CGN Power Co Ltd 1,019
2,000 Changchun High & New Technology Industry Group, Inc 25
73,900 Changjiang Securities Co Ltd 74
4,500 Changzhou Xingyu Automotive Lighting Systems Co Ltd 80
25,700 Chaozhou Three-Circle Group Co Ltd 202
38,200 Chengtun Mining Group Co Ltd 72
5,500 Chifeng Jilong Gold Mining Co Ltd 35
1,745,050 (a) China Citic Bank 1,768
159,600 China CITIC Bank Corp Ltd 192
402,531 China Coal Energy Co 678
273,300 China Construction Bank Corp - A 382
20,143,509 China Construction Bank Corp - H 21,739
97,200 China CSSC Holdings Ltd 437

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
198,700 (a) China Eastern Airlines Corp Ltd $ 123
404,400 China Energy Engineering Corp Ltd 171
581,900 China Everbright Bank Co Ltd - A 271
776,000 (a),(c) China Feihe Ltd 347
754,500 China Galaxy Securities Co Ltd 769
101,200 China Galaxy Securities Co Ltd (Class A) 189
572,225 China Gas Holdings Ltd 523
38,100 China Great Wall Securities Co Ltd 50
44,400 China Greatwall Technology Group Co Ltd 96
604,144 (a) China Hongqiao Group Ltd 2,729
3,100,000 (a),(b),(c) China Huarong Asset Management Co Ltd 315
309,000 (a) China Insurance International Holdings Co Ltd 816
378,162 (c) China International Capital Corp Ltd 840
36,800 China International Capital Corp Ltd 174
55,529 China Jushi Co Ltd 198
1,566,351 (a) China Life Insurance Co Ltd 4,997
38,000 (a) China Life Insurance Co Ltd (Class A) 202
91,800 (a),(c) China Literature Ltd 301
542,000 (a) China Longyuan Power Group Corp Ltd 496
671,000 (a) China Mengniu Dairy Co Ltd 1,482
822,828 China Merchants Bank Co Ltd 5,228
261,190 China Merchants Bank Co Ltd (Class A) 1,493
99,579 China Merchants Energy Shipping Co Ltd 237
78,700 China Merchants Expressway Network & Technology Holdings Co Ltd 113
279,431 (a) China Merchants Holdings International Co Ltd 524
97,720 China Merchants Securities Co Ltd 220
129,600 China Merchants Shekou Industrial Zone Holdings Co Ltd 159
474,020 China Minsheng Banking Corp Ltd - A 261
1,423,111 China Minsheng Banking Corp Ltd - H 669
801,000 China Molybdenum Co Ltd 1,685
223,800 China Molybdenum Co Ltd (Class A) 571
789,217 (a) China National Building Material Co Ltd 484
32,900 China National Chemical Engineering Co Ltd 42
273,800 China National Nuclear Power Co Ltd 360
11,900 China National Software & Service Co Ltd 63
293,000 (a) China Nonferrous Mining Corp Ltd 440
44,400 China Northern Rare Earth Group High-Tech Co Ltd 309
404,002 China Oilfield Services Ltd 463
794,435 (a) China Overseas Land & Investment Ltd 1,185
92,800 China Pacific Insurance Group Co Ltd - A 503
557,200 China Pacific Insurance Group Co Ltd - H 2,282
4,770,000 (a) China Petroleum & Chemical Corp 2,742
417,900 (a) China Petroleum & Chemical Corp 355
858,723 (a) China Power International Development Ltd 348
284,900 China Railway Group Ltd - A 225
923,000 China Railway Group Ltd - H 479
95,452 China Railway Signal & Communication Corp Ltd 79
13,600 China Rare Earth Resources And Technology Co Ltd 96
344,500 (a) China Resources Beer Holdings Company Ltd 1,140
206,995 (a) China Resources Gas Group Ltd 504
681,698 (a) China Resources Land Ltd 2,527
16,431 China Resources Microelectronics Ltd 107
147,400 (a),(c) China Resources Mixc Lifestyle Services Ltd 891
446,885 (a),(b) China Resources Power Holdings Co 1,044
7,943 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 32
2,443,245 (a),(b) China Ruyi Holdings Ltd 478
85,490 China Shenhua Energy Co Ltd - A 579
716,316 (a) China Shenhua Energy Co Ltd - H 4,240
142,900 (a) China Southern Airlines Co Ltd (Class A) 118
174,600 China State Construction Engineering Corp Ltd 127
286,974 (a) China State Construction International Holdings Ltd 305
380,500 China Three Gorges Renewables Group Co Ltd 235

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
24,925 China Tourism Group Duty Free Corp Ltd $ 256
942,700 (a),(c) China Tower Corp Ltd 1,289
29,500 China Tungsten And Hightech Materials Co Ltd 207
397,900 China United Network Communications Ltd 258
136,300 China Vanke Co Ltd (Class A) 79
70,600 China XD Electric Co Ltd 158
309,478 China Yangtze Power Co Ltd 1,213
312,040 China Zheshang Bank Co Ltd 136
69,600 (a) Chongqing Afari Technology Co Ltd 101
106,154 Chongqing Changan Automobile Co Ltd 155
520,099 Chongqing Rural Commercial Bank 450
142,000 Chongqing Rural Commercial Bank Co Ltd 145
10,950 (a) Chongqing Zhifei Biological Products Co Ltd 24
417,000 (b) Chow Tai Fook Jewellery Group Ltd 586
43,295 (a) CICT Mobile Communication Technology Co Ltd 95
883,735 (a) Citic Pacific Ltd 1,346
32,112 Citic Pacific Special Steel Group Co Ltd 77
335,774 CITIC Securities Co Ltd 1,028
159,870 CITIC Securities Co Ltd (Class A) 561
19,100 (a),(b),(c) Cloud Music, Inc 317
9,220 CNGR Advanced Material Co Ltd 67
116,500 CNPC Capital Co Ltd 173
820,000 (a) Cnpc Hong Kong Ltd 749
21,423 (b) Contemporary Amperex Technology Co Ltd 1,708
56,098 Contemporary Amperex Technology Co Ltd 3,319
61,666 COSCO SHIPPING Energy Transportation Co Ltd 198
170,060 COSCO SHIPPING Holdings Co Ltd - A 371
548,650 (b) COSCO SHIPPING Holdings Co Ltd - H 1,045
939,000 CRRC Corp Ltd 612
313,300 CRRC Corp Ltd (Class A) 289
54,100 CSC Financial Co Ltd 169
51,660 CSI Solar Co Ltd 97
7,680 (a) CSPC Innovation Pharmaceutical Co Ltd 36
656,880 (a) CSPC Pharmaceutical Group Ltd 775
260,600 Daqin Railway Co Ltd 202
144,308 Datang International Power Generation Co Ltd 83
39,000 Dongfang Electric Corp Ltd 201
44,600 Dongxing Securities Co Ltd 80
5,852 (a) Dosilicon Co Ltd 95
202,406 East Money Information Co Ltd 559
6,850 Eastroc Beverage Group Co Ltd 204
7,500 Ecovacs Robotics Co Ltd 67
5,300 Empyrean Technology Co Ltd 63
167,700 ENN Energy Holdings Ltd 1,365
28,200 ENN Natural Gas Co Ltd 91
13,020 Eoptolink Technology, Inc Ltd 864
26,470 Eve Energy Co Ltd 243
52,300 Everbright Securities Co Ltd 116
190,857 (a) Everdisplay Optronics Shanghai Co Ltd 64
200,000 (a) Far East Horizon Ltd 181
17,200 Fiberhome Telecommunication Technologies Co Ltd 128
195,900 Focus Media Information Technology Co Ltd 187
58,422 Foshan Haitian Flavouring & Food Co Ltd 348
105,500 Founder Securities Co Ltd 105
55,800 (a) Founder Technology Group Corp 82
168,100 Foxconn Industrial Internet Co Ltd 1,297
31,100 Fuyao Glass Industry Group Co Ltd - A 259
127,506 (c) Fuyao Glass Industry Group Co Ltd - H 959
22,387 GalaxyCore, Inc 43
99,200 (c) Ganfeng Lithium Group Co Ltd 941
21,920 Ganfeng Lithium Group Co Ltd 253
5,039,000 (a),(b) GCL Technology Holdings Ltd 560

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
220,275 GD Power Development Co Ltd $ 155
238,500 (a),(b) GDS Holdings Ltd 1,207
1,369,362 Geely Automobile Holdings Ltd 3,653
58,500 GEM Co Ltd 68
92,000 (a) Genscript Biotech Corp 130
10,433 Geovis Technology Co Ltd 93
211,400 GF Securities Co Ltd 393
83,400 GF Securities Co Ltd (Class A) 219
81,600 (a),(b),(c) Giant Biogene Holding Co ltd 288
26,100 Giant Network Group Co Ltd 120
8,812 GigaDevice Semiconductor, Inc 314
47,900 GoerTek, Inc 160
11,977 Gongniu Group Co Ltd 73
22,400 Gotion High-tech Co Ltd 117
511,196 Great Wall Motor Co Ltd 828
35,400 Gree Electric Appliances, Inc of Zhuhai 195
20,700 Guangdong Haid Group Co Ltd 149
39,100 (a) Guangdong HEC Technology Holding Co Ltd 174
662,000 (a) Guangdong Investments Ltd 663
90,858 (a) Guangzhou Automobile Group Co Ltd 96
3,500 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 12
31,800 Guangzhou Haige Communications Group, Inc Co 70
21,800 Guangzhou Tinci Materials Technology Co Ltd 146
5,435 Guobo Electronics Co Ltd 88
53,400 Guolian Securities Co Ltd 71
84,900 Guosen Securities Co Ltd 139
173,822 Guotai Junan Securities Co Ltd 421
402,385 (c) Guotai Junan Securities Co Ltd (Hong Kong) 690
68,990 Guoyuan Securities Co Ltd 77
359,000 (a),(b),(c) Haidilao International Holding Ltd 661
79,800 Haier Smart Home Co Ltd 250
518,884 Haier Smart Home Co Ltd 1,390
524,300 (a) Hainan Airlines Holding Co Ltd 111
122,600 Hainan Airport Infrastructure Co Ltd 65
13,800 Haisco Pharmaceutical Group Co Ltd 109
144,000 Haitian International Holdings Ltd 374
8,300 Hangzhou Chang Chuan Technology Co Ltd 148
29,105 Hangzhou First Applied Material Co Ltd 75
20,900 Hangzhou Silan Microelectronics Co Ltd 78
1,800 Hangzhou Tigermed Consulting Co Ltd - A 14
472,000 (a),(c) Hansoh Pharmaceutical Group Co Ltd 2,161
12,000 (a) Hebei Changshan Biochemical Pharmaceutical Co Ltd 66
32,400 Henan Shenhuo Coal & Power Co Ltd 146
41,000 Henan Shuanghui Investment & Development Co Ltd 169
136,490 (a) Hengan International Group Co Ltd 483
90,180 Hengli Petrochemical Co Ltd 285
32,500 Hengtong Optic-electric Co Ltd 253
24,840 (a),(b) Hesai Group 472
7,300 Hithink RoyalFlush Information Network Co Ltd 319
1,077,000 (a),(b) Horizon Robotics 933
8,600 Hoshine Silicon Industry Co Ltd 51
5,544 (a) Hua Hong Semiconductor Ltd 87
155,000 (a),(b),(c) Hua Hong Semiconductor Ltd 1,564
121,600 Huadian Power International Corp Ltd (Class A) 83
9,740 Huadong Medicine Co Ltd 50
52,800 Huafon Chemical Co Ltd 79
15,500 Huagong Tech Co Ltd 236
129,700 Huaneng Power International, Inc - A 132
912,464 Huaneng Power International, Inc - H 691
11,800 Huaqin Technology Co Ltd 140
280,000 (b),(c) Huatai Securities Co Ltd 535
95,300 Huatai Securities Co Ltd (Class A) 249

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
166,200 Huaxia Bank Co Ltd $ 176
51,749 Huayu Automotive Systems Co Ltd 145
42,309 (a) Huazhu Group Ltd (ADR) 2,128
8,500 (a) Huizhou Desay Sv Automotive Co Ltd 130
94,200 Hunan Valin Steel Co Ltd 70
23,112 Hundsun Technologies, Inc 87
4,239 Hwatsing Technology Co Ltd 108
30,120 Hygon Information Technology Co Ltd 941
33,800 Iflytek Co Ltd 230
1,260 Imeik Technology Development Co Ltd 22
798,900 Industrial & Commercial Bank of China Ltd - A 883
13,646,070 Industrial & Commercial Bank of China Ltd - H 12,028
268,800 Industrial Bank Co Ltd 732
102,990 Industrial Securities Co Ltd 88
6,600 Ingenic Semiconductor Co Ltd 102
622,100 Inner Mongolia BaoTou Steel Union Co Ltd 229
26,747 Inner Mongolia Dian Tou Energy Corp Ltd 117
137,600 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 111
23,000 Inner Mongolia Xingye Silver&Tin Mining Co Ltd 139
83,081 Inner Mongolia Yili Industrial Group Co Ltd 318
203,413 Inner Mongolia Yitai Coal Co 438
268,500 (a),(c) Innovent Biologics, Inc 2,953
20,900 Inspur Electronic Information Industry Co Ltd 174
14,250 Isoftstone Information Technology Group Co Ltd 77
509,800 (a) J&T Global Express Ltd 657
42,300 JA Solar Technology Co Ltd 68
24,700 JCET Group Co Ltd 142
240,000 (a),(c) JD Health International, Inc 1,465
441,702 (a),(c) JD Logistics, Inc 780
596,105 JD.com, Inc 8,787
68,300 Jiangsu Eastern Shenghong Co Ltd 106
269,277 Jiangsu Express 347
16,804 Jiangsu Hengli Hydraulic Co Ltd 237
32,882 Jiangsu Hengrui Pharmaceuticals Co Ltd 266
10,700 Jiangsu Hoperun Software Co Ltd 61
13,400 Jiangsu King's Luck Brewery JSC Ltd 52
17,900 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 132
5,200 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 26
47,500 Jiangsu Zhongtian Technology Co Ltd 211
221,000 (a) Jiangxi Copper Co Ltd 982
29,158 Jiangxi Copper Co Ltd (Class A) 186
40,784 Jinduicheng Molybdenum Co Ltd 112
130,215 Jinko Solar Co Ltd 125
50,400 (a) Jinshan Gold Mines, Inc 998
15,100 JL Mag Rare-Earth Co Ltd 68
79,769 Kanzhun Ltd (ADR) 1,068
433,985 (a) KE Holdings, Inc 2,149
646,000 (a) Kingdee International Software Group Co Ltd 717
13,300 Kingfa Sci & Tech Co Ltd 33
27,600 Kingnet Network Co Ltd 72
218,800 (a) Kingsoft Corp Ltd 637
531,800 (a),(c) Kuaishou Technology 3,132
30,400 (a) Kuang-Chi Technologies Co Ltd 170
17,300 Kunlun Tech Co Ltd 125
15,700 Kweichow Moutai Co Ltd 3,306
104,500 (b) Laopu Gold Co Ltd 8,460
33,700 LB Group Co Ltd 85
1,706,000 Lenovo Group Ltd 2,052
63,400 Lens Technology Co Ltd 264
87,100 Leo Group Co Ltd 100
263,879 (a),(b) Li Auto, Inc 2,329
493,500 (a) Li Ning Co Ltd 1,363

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
81,900 Lingyi iTech Guangdong Co $ 155
449,500 (a),(b),(c) Longfor Group Holdings Ltd 438
105,613 LONGi Green Energy Technology Co Ltd 271
3,930 (a) Loongson Technology Corp Ltd 75
91,209 Luxshare Precision Industry Co Ltd 670
19,200 Luzhou Laojiao Co Ltd 293
25,790 Mango Excellent Media Co Ltd 77
6,572 Maxscend Microelectronics Co Ltd 77
741,000 (a),(c) Meitu, Inc 413
1,043,079 (a),(c) Meituan 11,382
225,500 (a) Metallurgical Corp of China Ltd 99
90,752 Midea Group Co Ltd 977
46,200 Midea Group Co Ltd 515
108,600 (a) MINISO Group Holding Ltd 439
920,429 (a) MMG Ltd 872
13,863 Montage Technology Co Ltd 258
72,344 Muyuan Foods Co Ltd 437
106,651 NARI Technology Co Ltd 404
35,181 (a) National Silicon Industry Group Co Ltd 88
8,910 NAURA Technology Group Co Ltd 586
365,026 NetEase, Inc 8,156
27,500 New China Life Insurance Co Ltd - A 248
198,500 New China Life insurance Co Ltd - H 1,182
50,700 New Hope Liuhe Co Ltd 60
285,644 New Oriental Education & Technology Group, Inc 1,618
27,932 Nexchip Semiconductor Corp 109
10,225 Ningbo Deye Technology Co Ltd 197
8,800 Ningbo Orient Wires & Cables Co Ltd 78
23,200 Ningbo Sanxing Medical Electric Co Ltd 89
25,835 Ningbo Tuopu Group Co Ltd 218
95,449 Ningxia Baofeng Energy Group Co Ltd 402
387,170 (a) NIO, Inc 2,353
426,600 (c) Nongfu Spring Co Ltd 2,580
49,400 (a) OFILM Group Co Ltd 63
78,328 Orient Securities Co Ltd 103
148,606 (a) PDD Holdings, Inc (ADR) 15,185
1,865,276 People's Insurance Co Group of China Ltd 1,299
114,000 People's Insurance Co Group of China Ltd (Class A) 121
278,500 (a) PetroChina Co Ltd 487
4,418,000 (a) PetroChina Co Ltd 6,061
7,425 Pharmaron Beijing Co Ltd - A 31
1,457,959 PICC Property & Casualty Co Ltd 2,684
241,713 Ping An Bank Co Ltd 389
1,406,203 Ping An Insurance Group Co of China Ltd 10,813
136,100 Ping An Insurance Group Co of China Ltd (Class A) 1,128
3,471 Piotech, Inc 190
152,000 Poly Developments and Holdings Group Co Ltd 129
41,100 (a),(b) Pony AI, Inc 365
113,970 (b),(c) Pop Mart International Group Ltd 2,120
410,900 Postal Savings Bank of China Co Ltd - A 306
1,903,201 (c) Postal Savings Bank of China Co Ltd - H 1,196
199,298 Power Construction Corp of China Ltd 167
880,402 Prosus NV 40,759
67,800 (a) Qinghai Salt Lake Industry Co Ltd 369
1,318 (a) QuantumCTek Co Ltd 104
18,700 Range Intelligent Computing Technology Group Co Ltd 223
40,500 (a),(b),(c) Remegen Co Ltd 505
2,200 (a) RoboTechnik Intelligent Technology Co Ltd 124
5,000 Rockchip Electronics Co Ltd 113
117,073 Rongsheng Petrochemical Co Ltd 205
107,800 SAIC Motor Corp Ltd 230
48,200 Sailun Group Co Ltd 91

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
67,400 Sanan Optoelectronics Co Ltd $ 115
5,300 Sangfor Technologies, Inc 79
115,400 Sany Heavy Industry Co Ltd 324
45,573 Satellite Chemical Co Ltd 184
65,200 SDIC Capital Co Ltd 66
113,500 SDIC Power Holdings Co Ltd 233
5,874,000 (a),(b),(c) SenseTime Group, Inc 1,399
21,065 Seres Group Co Ltd 279
58,800 SF Holding Co Ltd 326
8,108 SG Micro Corp 80
123,613 Shaanxi Coal Industry Co Ltd 458
48,620 Shandong Gold Mining Co Ltd - A 289
200,750 (c) Shandong Gold Mining Co Ltd - H 847
10,700 Shandong Himile Mechanical Science & Technology Co Ltd 124
39,200 (a) Shandong Hongqiao Aluminum Industry Holding Co Ltd 156
26,483 Shandong Hualu Hengsheng Chemical Co Ltd 139
157,900 Shandong Nanshan Aluminum Co Ltd 142
43,600 Shandong Sun Paper Industry JSC Ltd 94
198,400 (a) Shandong Weigao Group Medical Polymer Co Ltd 95
76,400 Shanghai 2345 Network Holding Group Co Ltd 102
5,885 Shanghai Allist Pharmaceuticals Co Ltd 83
25,798 Shanghai Baosight Software Co Ltd 87
182,700 (a) Shanghai Electric Group Co Ltd 213
37,000 Shanghai Electric Power Co Ltd 98
8,500 Shanghai Fosun Pharmaceutical Group Co Ltd - A 33
3,081 Shanghai Friendess Electronic Technology Corp Ltd 58
16,300 Shanghai International Airport Co Ltd 66
16,300 Shanghai Pharmaceuticals Holding Co Ltd - A 40
385,400 Shanghai Pudong Development Bank Co Ltd 568
21,136 Shanghai Putailai New Energy Technology Co Ltd 99
21,200 Shanghai RAAS Blood Products Co Ltd 18
113,000 Shanghai Rural Commercial Bank Co Ltd 149
3,921 Shanghai United Imaging Healthcare Co Ltd 64
21,500 Shanghai Zhangjiang High-Tech Park Development Co Ltd 108
5,900 Shannon Semiconductor Technology Co Ltd 113
32,179 Shanxi Lu'an Environmental Energy Development Co Ltd 63
15,580 Shanxi Xinghuacun Fen Wine Factory Co Ltd 324
60,512 Shanxi Xishan Coal & Electricity Power Co Ltd 59
4,677 Sharetronic Data Technology Co Ltd 145
82,800 Shenergy Co Ltd 107
9,123 Shengyi Electronics Co Ltd 114
30,100 Shengyi Technology Co Ltd 242
8,564 Shennan Circuits Co Ltd 280
307,100 Shenwan Hongyuan Group Co Ltd 210
12,800 Shenzhen Envicool Technology Co Ltd 159
18,200 Shenzhen Everwin Precision Technology Co Ltd 84
8,400 Shenzhen Goodix Technology Co Ltd 81
17,100 Shenzhen Inovance Technology Co Ltd 168
13,200 Shenzhen Kinwong Electronic Co Ltd 111
4,600 (a) Shenzhen Longsys Electronics Co Ltd 207
7,700 Shenzhen Megmeet Electrical Co Ltd 112
6,200 Shenzhen Mindray Bio-Medical Electronics Co Ltd 149
3,200 Shenzhen New Industries Biomedical Engineering Co Ltd 23
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 53
12,900 Shenzhen Sunway Communication Co Ltd 124
3,000 (a) Shenzhen Techwinsemi Technology Co Ltd 173
15,777 Shenzhen Transsion Holdings Co Ltd 127
176,300 (a) Shenzhou International Group Holdings Ltd 1,077
62,200 Sichuan Changhong Electric Co Ltd 79
60,500 Sichuan Chuantou Energy Co Ltd 131
8,500 Sichuan Kelun Pharmaceutical Co Ltd 43
10,600 (a) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 629

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
85,900 Sichuan Road and Bridge Group Co Ltd $ 125
834,250 (a) Sino Biopharmaceutical Ltd 634
32,100 Sinolink Securities Co Ltd 39
22,100 Sinoma Science & Technology Co Ltd 127
9,100 Sinomine Resource Group Co Ltd 100
109,200 (a) Sinopharm Group Co Ltd 283
156,592 (a) Sinotruk Hong Kong Ltd 781
294,000 (a) SITC International Holdings Co Ltd 1,287
4,565 (a) Skyverse Technology Co Ltd 102
400,000 (a),(b),(c) Smoore International Holdings Ltd 457
69,062 SooChow Securities Co Ltd 79
13,800 Spring Airlines Co Ltd 93
25,940 Sungrow Power Supply Co Ltd 577
152,500 Sunny Optical Technology Group Co Ltd 1,063
21,300 Sunwoda Electronic Co Ltd 79
22,100 Suzhou Dongshan Precision Manufacturing Co Ltd 342
3,600 Suzhou Maxwell Technologies Co Ltd 121
10,668 Suzhou TFC Optical Communication Co Ltd 480
89,300 (a) TAL Education Group (ADR) 1,015
66,360 TBEA Co Ltd 259
262,510 TCL Technology Group Corp 164
49,575 (a) TCL Zhonghuan Renewable Energy Technology Co Ltd 64
2,417,767 Tencent Holdings Ltd 152,494
121,300 (a) Tencent Music Entertainment Group (ADR) 1,126
105,600 Tianfeng Securities Co Ltd 57
19,600 (a) Tianqi Lithium Corp 160
51,600 Tianshan Aluminum Group Co Ltd 135
53,500 Tianshui Huatian Technology Co Ltd 92
420,000 (a) Tingyi Cayman Islands Holding Corp 701
279,200 (a) Tongcheng Travel Holdings Ltd 646
19,600 TongFu Microelectronics Co Ltd 119
156,147 Tongling Nonferrous Metals Group Co Ltd 134
60,700 Tongwei Co Ltd 148
25,738 Trina Solar Co Ltd 62
129,984 (a) Trip.com Group Ltd 6,424
132,000 Tsingtao Brewery Co Ltd 820
9,800 Tsingtao Brewery Co Ltd (Class A) 88
44,850 (a),(b) UBTech Robotics Corp Ltd 499
10,899 Unigroup Guoxin Microelectronics Co Ltd 106
38,800 Unisplendour Corp Ltd 142
115,524 (a) United ,NV Technology Co Ltd 107
24,400 Universal Scientific Industrial Shanghai Co Ltd 119
937,340 (a) Up Fintech Holding Ltd (ADR) 5,905
6,981 (a) Verisilicon Microelectronics Shanghai Co Ltd 211
11,000 Victory Giant Technology Huizhou Co Ltd 411
66,000 (a) Vipshop Holdings Ltd (ADR) 1,038
40,100 Wanhua Chemical Group Co Ltd 466
1,055,471 Want Want China Holdings Ltd 625
42,200 Wanxiang Qianchao Co Ltd 96
414,000 Weichai Power Co Ltd 1,468
95,300 Weichai Power Co Ltd (Class A) 339
87,483 Wens Foodstuffs Group Co Ltd 210
16,000 Western Mining Co Ltd 59
64,600 Western Securities Co Ltd 69
7,014 Western Superconducting Technologies Co Ltd 73
17,910 Will Semiconductor Co Ltd 250
421,400 Wilmar International Ltd 1,266
17,200 Wingtech Technology Co Ltd 78
378,400 (a) Wintime Energy Group Co Ltd 99
20,600 Wolong Electric Group Co Ltd 112
53,574 Wuhan Guide Infrared Co Ltd 99
49,100 Wuliangye Yibin Co Ltd 737

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
24,210 WUS Printed Circuit Kunshan Co Ltd $ 274
13,016 WuXi AppTec Co Ltd - A 189
185,485 (c) WuXi AppTec Co Ltd - H 2,841
18,438,000 (a),(c) Wuxi Biologics Cayman, Inc 79,292
79,000 (a) WuXi XDC Cayman, Inc 599
159,600 XCMG Construction Machinery Co Ltd 235
21,400 Xiamen Tungsten Co Ltd 175
3,364,800 (a),(c) Xiaomi Corp 13,899
20,713 Xinjiang Daqo New Energy Co Ltd 64
47,300 Xinjiang Goldwind Science & Technology Co Ltd - A 183
975,795 (a),(b) Xinyi Solar Holdings Ltd 366
263,646 (a) XPeng, Inc 2,254
367,000 (a),(b) XtalPi Holdings Ltd 429
288,000 (a),(c) Yadea Group Holdings Ltd 490
84,000 (b),(c) Yangtze Optical Fibre and Cable Joint Stock Ltd 2,030
562,000 Yangzijiang Shipbuilding Holdings Ltd 1,669
13,118 Yantai Jereh Oilfield Services Group Co Ltd 187
688,688 Yanzhou Coal Mining Co Ltd 1,282
77,335 Yanzhou Coal Mining Co Ltd (Class A) 217
16,470 Yealink Network Technology Corp Ltd 79
31,220 Yintai Gold Co Ltd 137
130,100 Yonghui Superstores Co Ltd 71
48,659 Yonyou Network Technology Co Ltd 83
42,700 YTO Express Group Co Ltd 125
1,141 Yuanjie Semiconductor Technology Co Ltd 173
28,521 Yum China Holdings, Inc 1,391
46,000 Yum China Holdings, Inc 2,285
49,200 Yunnan Aluminium Co Ltd 224
8,900 Yunnan Baiyao Group Co Ltd 71
12,000 Yunnan Energy New Material Co Ltd 119
21,600 Yunnan Tin Co Ltd 101
24,081 Yunnan Yuntianhua Co Ltd 117
20,600 Zangge Mining Co Ltd 240
2,800 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 61
367,136 (a) Zhaojin Mining Industry Co Ltd 1,525
96,000 (a) Zhejiang Century Huatong Group Co Ltd 224
28,200 Zhejiang China Commodities City Group Co Ltd 53
28,700 Zhejiang Chint Electrics Co Ltd 137
46,800 Zhejiang Dahua Technology Co Ltd 116
21,793 Zhejiang Huayou Cobalt Co Ltd 190
16,200 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 97
39,200 Zhejiang Juhua Co Ltd 196
110,800 (a),(c) Zhejiang Leapmotor Technologies Ltd 676
55,900 Zhejiang Longsheng Group Co Ltd 106
16,304 Zhejiang NHU Co Ltd 82
24,800 Zhejiang Sanhua Intelligent Controls Co Ltd 156
9,420 Zhejiang Supcon Technology Co Ltd 89
35,400 Zhejiang Wanfeng Auto Wheel Co Ltd 73
15,790 Zhejiang Weiming Environment Protection Co Ltd 58
178,800 Zhejiang Zheneng Electric Power Co Ltd 141
32,300 Zhengzhou Yutong Bus Co Ltd 168
50,000 Zheshang Securities Co Ltd 71
14,180 Zhongji Innolight Co Ltd 1,215
65,800 Zhongjin Gold Corp Ltd 260
127,300 Zhongtai Securities Co Ltd 113
9,447 Zhuzhou CRRC Times Electric Co Ltd 72
98,767 Zhuzhou CSR Times Electric Co Ltd 462
3,914,404 Zijin Mining Group Co Ltd 17,609
258,346 Zijin Mining Group Co Ltd (Class A) 1,255
93,300 Zoomlion Heavy Industry Science and Technology Co Ltd - A 117
56,800 ZTE Corp 271
168,000 (b) ZTE Corp (Class H) 475

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
87,934 (a),(b) ZTO Express Cayman, Inc $ 2,164
TOTAL CHINA 833,059
COLOMBIA - 0.0%
53,349 (a) Grupo Cibest S.A. 1,233
95,108 Grupo Cibest S.A. 1,748
98,464 (a) Interconexion Electrica S.A. ESP 750
TOTAL COLOMBIA 3,731
CONGO, THE DEMOCRATIC REPUBLIC OF THE - 0.0%
169,826 (a),(b) Ivanhoe Mines Ltd 1,452
TOTAL CONGO, THE DEMOCRATIC REPUBLIC OF THE 1,452
COTE D'IVOIRE - 0.0%
42,009 Endeavour Mining plc 2,531
TOTAL COTE D'IVOIRE 2,531
CZECH REPUBLIC - 0.0%
28,574 CEZ AS 1,615
43,509 (a) CSG NV 1,174
15,902 Komercni Banka AS 811
56,991 (c) Moneta Money Bank AS 497
TOTAL CZECH REPUBLIC 4,097
DENMARK - 0.3%
148,211 Danske Bank AS 7,304
187,828 DSV AS 45,362
508,457 Novo Nordisk A.S. 18,607
76,643 Novozymes A.S. 4,553
21,067 (a) ROCKWOOL A.S. 585
219,695 Vestas Wind Systems A.S. 6,628
209,545 (a) Zealand Pharma AS 9,759
TOTAL DENMARK 92,798
EGYPT - 0.0%
533,532 Commercial International Bank 1,185
325,621 Eastern Tobacco 209
152,192 Talaat Moustafa Group 208
TOTAL EGYPT 1,602
FINLAND - 0.1%
59,332 (a),(b) Kesko Oyj (B Shares) 1,318
73,943 Kone Oyj (Class B) 4,720
144,272 (a) Metso Outotec Oyj 2,500
92,019 Neste Oil Oyj 2,990
126,680 (a),(b) Stora Enso Oyj (R Shares) 1,488
114,785 (a) UPM-Kymmene Oyj 3,593
109,419 (a) Wartsila Oyj (B Shares) 4,076
TOTAL FINLAND 20,685
FRANCE - 2.4%
7,535 (b) Aeroports de Paris 920
126,019 (a) Air Liquide 26,048
738,076 Airbus SE 139,550
76,737 (a),(c) ALD S.A. 905
75,385 Alstom RGPT 2,156
1,050,307 AXA S.A. 48,263
152,777 (a) Bollore SE 874
41,913 Bouygues S.A. 2,429
74,054 (a) Bureau Veritas S.A. 2,216
142,106 Cie Generale des Etablissements Michelin S.C.A 4,868
434,883 Compagnie de Saint-Gobain 36,006
4,264 (a) Dassault Aviation S.A. 1,587
14,924 Eiffage S.A. 2,289
131,590 Essilor International S.A. 30,664
65,808 Getlink S.E. 1,420
22,312 (a) Hermes International 42,267
127,514 (b) Kering 38,721
57,051 (a) Legrand S.A. 8,863

SHARES DESCRIPTION VALUE (000)
FRANCE (continued)
170,781 (a) L'Oreal S.A. $ 69,728
154,151 LVMH Moet Hennessy Louis Vuitton S.A. 84,267
932,377 (a) Orange S. A. 19,117
41,817 (a) Renault S.A. 1,434
48,311 (a) Rexel S.A. 1,914
77,359 (a) Safran S.A. 25,314
47,792 Sartorius Stedim Biotech 9,308
1,060,508 Societe Generale 77,435
19,247 (b) Sodexho Alliance S.A. 988
155,361 (a) SPIE S.A. 7,780
20,161 Thales S.A. 5,912
431,948 Total S.A. 39,642
42,635 Unibail-Rodamco-Westfield 4,704
1,133,985 Veolia Environnement 43,189
107,587 (a) Vinci S.A. 16,149
TOTAL FRANCE 796,927
GERMANY - 2.1%
37,258 (a) Adidas-Salomon AG. 6,030
87,598 Allianz AG. 36,994
194,127 BASF SE 11,956
61,037 (a) Bayerische Motoren Werke AG. 5,646
11,894 Bayerische Motoren Werke AG. (Preference) 1,095
26,694 (a) Brenntag SE 1,808
23,931 (a) Continental AG. 1,671
157,109 Daimler AG. (Registered) 9,656
99,933 (a) Daimler Truck Holding AG. 4,921
68,956 Deutsche Boerse AG. 20,200
130,451 (a) Deutsche Lufthansa AG. 1,111
200,144 Deutsche Post AG. 10,549
1,022,456 (a) Deutsche Telekom AG. 38,161
24,773 (a) Dr ING hc F Porsche AG. 1,129
2,691,305 E.ON AG. 58,944
55,747 (a) Evonik Industries AG. 1,094
31,876 (a) GEA Group AG. 2,286
425,585 HeidelbergCement AG. 89,814
22,802 Henkel KGaA 1,638
35,184 (a) Henkel KGaA (Preference) 2,718
13,819 (a) Hensoldt AG. 1,226
3,381 (a) Hochtief AG. 1,538
15,781 (a) Knorr-Bremse AG. 1,803
11,709 MTU Aero Engines Holding AG. 4,272
33,312 (a) Porsche AG. 1,220
1,115 (a) Rational AG. 818
54,872 Rheinmetall AG. 92,557
1,640,750 RWE AG. 110,388
153,488 SAP AG. 26,167
5,702 Sartorius AG. 1,427
435,689 Siemens AG. 106,149
168,599 Siemens Energy AG. 29,075
266,489 (c) Siemens Healthineers AG. 11,370
2,276,367 Sirius Real Estate Ltd 2,790
28,881 (a) Symrise AG. 2,466
228,686 TAG Tegernsee Immobilien und Beteiligungs AG. 3,590
44,859 (a) Volkswagen AG. (Preference) 4,589
TOTAL GERMANY 708,866
GREECE - 0.1%
343,800 Alpha Bank S.A. 1,275
3,304,210 Eurobank S.A. 13,230
5,760 (a),(d) FF Group 0 ^
34,237 Hellenic Telecommunications Organization S.A. 646
24,496 JUMBO S.A. 622
184,215 National Bank of Greece S.A. 2,846

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
GREECE (continued)
39,998 OPAP S.A. $ 605
237,252 Piraeus Bank S.A. 1,949
37,234 Public Power Corp 779
TOTAL GREECE 21,952
HONG KONG - 0.5%
7,434,200 (a) AIA Group Ltd 82,604
533,833 Hongkong Land Holdings Ltd 4,160
339,000 MTR Corp 1,389
28,000 (a) Orient Overseas International Ltd 499
3,528,206 Prudential plc 49,053
328,500 Sun Hung Kai Properties Ltd 5,470
1,340,400 Swire Properties Ltd 3,926
320,500 Techtronic Industries Co 4,256
1,814,000 (a),(c) WH Group Ltd 2,385
45,500 (a) Zijin Gold International Co Ltd 1,036
TOTAL HONG KONG 154,778
HUNGARY - 0.0%
87,941 MOL Hungarian Oil & Gas plc 1,054
47,481 (a) OTP Bank Rt 5,091
11,229 Richter Gedeon Rt 400
TOTAL HUNGARY 6,545
INDIA - 1.2%
11,741 ABB Ltd India 742
35,166 Adani Enterprises Ltd 656
115,966 Adani Ports & Special Economic Zone Ltd 1,622
619,401 (a) Adani Power Ltd 986
90,809 (a) Aditya Birla Capital Ltd 283
4,163 Alkem Laboratories Ltd 233
138,501 Ambuja Cements Ltd 591
38,902 APL Apollo Tubes Ltd 803
29,809 Apollo Hospitals Enterprise Ltd 2,355
635,720 Ashok Leyland Ltd 1,043
81,163 Asian Paints Ltd 1,872
26,353 Astral Ltd 448
98,571 (c) AU Small Finance Bank Ltd 883
21,109 Aurobindo Pharma Ltd 294
34,566 (a),(c) Avenue Supermarts Ltd 1,455
952,999 Axis Bank Ltd 11,803
14,455 Bajaj Auto Ltd 1,351
591,394 Bajaj Finance Ltd 5,060
82,562 Bajaj Finserv Ltd 1,434
5,777 Bajaj Holdings & Investment Ltd 540
17,867 Balkrishna Industries Ltd 397
225,994 Bank of Baroda 596
3,837,247 Bharat Electronics Ltd 16,421
53,096 Bharat Forge Ltd 952
232,561 Bharat Heavy Electricals Ltd 608
324,992 Bharat Petroleum Corp Ltd 974
1,833,308 Bharti Airtel Ltd 34,839
1,603 Bosch Ltd 489
22,829 Britannia Industries Ltd 1,305
42,694 BSE Ltd 1,229
15,370 Cadila Healthcare Ltd 143
396,022 Canara Bank 522
57,293 CG Power & Industrial Solutions Ltd 399
90,772 Cholamandalam Investment and Finance Co Ltd 1,312
146,636 Cipla Ltd 1,911
395,816 Coal India Ltd 1,892
26,221 Colgate-Palmolive India Ltd 494
17,813 Coromandel International Ltd 363
30,294 Cummins India Ltd 1,450
114,849 Dabur India Ltd 497

SHARES DESCRIPTION VALUE (000)
INDIA (continued)
9,839 Divi's Laboratories Ltd $ 622
7,788 Dixon Technologies India Ltd 807
163,332 DLF Ltd 878
42,963 Dr Reddy's Laboratories Ltd 576
29,248 Eicher Motors Ltd 2,048
54,069 Fortis Healthcare Ltd 458
194,084 (a) FSN E-Commerce Ventures Ltd 487
501,589 GAIL India Ltd 735
393,781 GE T&D India Ltd 15,236
578,863 (a) GMR Infrastructure Ltd 522
88,770 Godrej Consumer Products Ltd 930
32,296 (a) Godrej Properties Ltd 506
57,897 Grasim Industries Ltd 1,571
49,057 Havells India Ltd 616
200,467 HCL Technologies Ltd 2,885
42,080 (c) HDFC Asset Management Co Ltd 983
2,384,270 HDFC Bank Ltd 18,676
773,406 HDFC Bank Ltd (ADR) 19,242
208,994 (c) HDFC Life Insurance Co Ltd 1,313
25,648 Hero Honda Motors Ltd 1,386
286,639 Hindalco Industries Ltd 2,711
43,047 Hindustan Aeronautics Ltd 1,583
173,480 Hindustan Lever Ltd 3,781
205,332 Hindustan Petroleum Corp Ltd 732
2,871 Hitachi Energy India Ltd 742
35,114 Hyundai Motor India Ltd 665
2,039,362 ICICI Bank Ltd 26,180
52,052 (c) ICICI Lombard General Insurance Co Ltd 948
77,399 (c) ICICI Prudential Life Insurance Co Ltd 419
734,090 IDFC First Bank Ltd 459
186,034 Indian Hotels Co Ltd 1,133
613,707 Indian Oil Corp Ltd 876
286,022 (a) Indus Towers Ltd 1,273
124,400 (a) IndusInd Bank Ltd 997
77,400 Info Edge India Ltd 800
680,801 Infosys Technologies Ltd 9,183
40,317 (c) InterGlobe Aviation Ltd 1,702
633,175 ITC Ltd 1,935
72,617 Jindal Stainless Ltd 551
78,291 Jindal Steel & Power Ltd 930
95,252 JSW Energy Ltd 477
130,047 JSW Steel Ltd 1,559
82,800 Jubilant Foodworks Ltd 383
89,103 Kalyan Jewellers India Ltd 358
1,154,320 Kotak Mahindra Bank Ltd 4,345
118,948 L&T Finance Holdings Ltd 304
142,410 Larsen & Toubro Ltd 5,294
15,937 (c) LTIMindtree Ltd 686
20,623 Lupin Ltd 510
64,632 (c) Macrotech Developers Ltd 467
196,940 Mahindra & Mahindra Ltd 6,177
26,501 Mankind Pharma Ltd 566
112,761 Marico Ltd 880
26,693 Maruti Suzuki India Ltd 3,501
132,005 Max Healthcare Institute Ltd 1,354
25,756 Mphasis Ltd 566
538 MRF Ltd 734
25,175 Muthoot Finance Ltd 845
144,132 Nestle India Ltd 1,791
698,140 NHPC Ltd 547
699,006 NMDC Ltd 569
921,457 NTPC Ltd 3,629

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
INDIA (continued)
23,228 Oberoi Realty Ltd $ 352
666,908 Oil & Natural Gas Corp Ltd 2,009
106,150 Oil India Ltd 533
70,931 (a) One 97 Communications Ltd 724
4,796 Oracle Financial Services Software Ltd 344
1,343 Page Industries Ltd 455
73,760 (a) PB Fintech Ltd 1,121
23,594 Persistent Systems Ltd 1,239
160,076 Petronet LNG Ltd 420
42,544 Phoenix Mills Ltd 682
16,706 PI Industries Ltd 484
66,822 Pidilite Industries Ltd 905
11,459 Polycab India Ltd 838
317,061 Power Finance Corp Ltd 1,282
982,050 Power Grid Corp of India Ltd 3,092
37,458 Prestige Estates Projects Ltd 449
510,838 Punjab National Bank 547
114,957 Rail Vikas Nigam Ltd 306
251,732 REC Ltd 820
3,358,463 Reliance Industries Ltd 48,300
4,557,381 Reliance Strategic Investments Ltd 10,885
898,449 Samvardhana Motherson International Ltd 1,008
59,328 SBI Cards & Payment Services Ltd 397
96,632 (c) SBI Life Insurance Co Ltd 1,828
2,015 Shree Cement Ltd 493
299,859 Shriram Finance Ltd 2,790
15,663 Siemens Energy India Ltd 426
19,607 (a) Siemens India Ltd 613
5,919 Solar Industries India Ltd 759
31,219 SRF Ltd 811
388,481 State Bank of India 4,052
179,248 Sun Pharmaceutical Industries Ltd 3,353
14,296 Sundaram Finance Ltd 659
14,018 Supreme Industries Ltd 561
2,189,330 (a) Suzlon Energy Ltd 928
291,287 (a) Swiggy Ltd 808
26,229 Tata Communications Ltd 373
190,505 Tata Consultancy Services Ltd 4,797
126,790 Tata Consumer Products Ltd 1,364
430,394 (a) Tata Motors Ltd 1,838
437,289 Tata Motors Ltd 1,385
351,934 Tata Power Co Ltd 1,417
1,586,707 Tata Steel Ltd 3,256
115,444 Tech Mahindra Ltd 1,715
75,661 Titan Co Ltd 3,178
44,187 Torrent Pharmaceuticals Ltd 1,971
37,952 Torrent Power Ltd 527
39,253 Trent Ltd 1,382
23,025 Tube Investments of India Ltd 616
51,022 TVS Motor Co Ltd 1,834
25,088 Ultra Tech Cement Ltd 2,866
325,195 Union Bank of India 570
64,292 United Spirits Ltd 826
108,317 UPL Ltd 657
291,541 Varun Beverages Ltd 1,192
290,441 Vedanta Ltd 2,038
452,356 (a) Vishal Mega Mart Ltd 508
5,827,309 (a) Vodafone Idea Ltd 528
46,399 Voltas Ltd 628
18,652 WAAREE Energies Ltd 612
563,307 Wipro Ltd 1,134
3,381,143 (a) Yes Bank Ltd 621

SHARES DESCRIPTION VALUE (000)
INDIA (continued)
514,011 (a) Zomato Ltd $ 1,265
TOTAL INDIA 399,237
INDONESIA - 0.1%
3,112,600 (a) Amman Mineral Internasional PT 899
4,266,568 Astra International Tbk PT 1,575
11,650,400 Bank Central Asia Tbk PT 4,500
3,141,700 Bank Negara Indonesia Persero Tbk PT 702
14,354,093 Bank Rakyat Indonesia 2,868
4,879,526 (a) Barito Pacific Tbk PT 392
1,692,400 (a) Barito Renewables Energy Tbk PT 523
11,989,300 (a) Bumi Resources Minerals Tbk PT 524
1,870,355 Chandra Asri Pacific Tbk PT 526
1,537,300 Charoen Pokphand Indonesia Tbk PT 371
190,392,200 (a) GoTo Gojek Tokopedia Tbk PT 573
35,400 Jardine Matheson Holdings Ltd 2,545
4,838,200 Petrindo Jaya Kreasi Tbk PT 301
7,874,494 PT Bank Mandiri Persero Tbk 2,210
211,800 (a) PT Dian Swastatika Sentosa Tbk 823
301,798 PT United Tractors Tbk 551
4,067,900 Sumber Alfaria Trijaya Tbk PT 357
10,474,795 Telkom Indonesia Persero Tbk PT 1,886
TOTAL INDONESIA 22,126
IRELAND - 0.2%
36,426 AerCap Holdings NV 4,997
4,586,890 AIB Group plc 48,966
33,298 Kingspan Group plc 2,847
TOTAL IRELAND 56,810
ISRAEL - 0.0%
6,063 (a) Elbit Systems Ltd 5,112
168,437 Israel Chemicals Ltd 869
199,100 (a) Teva Pharmaceutical Industries Ltd (ADR) 5,997
TOTAL ISRAEL 11,978
ITALY - 0.5%
490,862 Assicurazioni Generali S.p.A. 19,748
47,582 Coca-Cola HBC AG. 2,680
444,884 (b) ENI S.p.A. 12,650
57,369 (a) Ferrari NV 19,466
88,043 (a) Leonardo S.p.A. 5,989
61,259 Prysmian S.p.A. 7,234
182,665 Ryanair Holdings plc 5,142
24,357,199 (a) Telecom Italia S.p.A. 17,101
936,548 (a) UniCredit S.p.A 67,192
TOTAL ITALY 157,202
JAPAN - 5.5%
1,041,000 Advantest Corp 143,665
107,400 Aisin Seiki Co Ltd 1,513
201,300 Ajinomoto Co, Inc 5,691
34,800 All Nippon Airways Co Ltd 623
331,600 Asahi Breweries Ltd 3,311
42,600 (a) Asahi Glass Co Ltd 1,509
282,200 Asahi Kasei Corp 2,761
248,500 Bridgestone Corp 5,178
168,100 Central Japan Railway Co 4,371
480,400 Chugai Pharmaceutical Co Ltd 26,493
85,600 Dai Nippon Printing Co Ltd 1,560
70,300 (a) Daifuku Co Ltd 2,482
1,912,591 Daiichi Sankyo Co Ltd, Reg S 34,218
57,400 Daikin Industries Ltd 6,885
63,800 Daito Trust Construction Co Ltd 1,495
380,000 Denso Corp 4,764
20,100 Disco Corp 8,192
414,600 (a) Don Quijote Co Ltd 2,529

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
JAPAN (continued)
209,800 East Japan Railway Co $ 4,798
100,600 Ebara Corp 2,848
588,800 ENEOS Holdings, Inc 5,305
203,100 Fanuc Ltd 7,079
42,300 (a) Fast Retailing Co Ltd 16,713
127,600 Fuji Heavy Industries Ltd 2,056
1,154,600 Fujitsu Ltd 23,612
52,000 (b) Hankyu Hanshin Holdings, Inc 1,504
6,141,000 Hitachi Ltd 180,149
804,100 Honda Motor Co Ltd 6,508
339,300 Hoya Corp 58,821
168,200 Idemitsu Kosan Co Ltd 1,651
191,800 (a) Inpex Holdings, Inc 5,673
223,900 Ishikawajima-Harima Heavy Industries Co Ltd 4,620
116,500 Isuzu Motors Ltd 1,678
1,293,100 Itochu Corp 16,449
31,400 Japan Airlines Co Ltd 513
1,238,800 (a) Japan Tobacco, Inc 47,525
125,200 (b) JFE Holdings, Inc 1,466
92,100 Kajima Corp 3,513
675,300 Kansai Electric Power Co, Inc 11,228
164,500 Kawasaki Heavy Industries Ltd 3,094
76,500 (b) Kawasaki Kisen Kaisha Ltd 1,292
596,100 KDDI Corp 10,150
83,400 Keyence Corp 29,683
147,800 (b) Kikkoman Corp 1,342
140,600 (a) Kioxia Holdings Corp 18,362
169,300 (a) Kirin Brewery Co Ltd 2,693
206,900 Komatsu Ltd 8,239
210,600 (a) Kubota Corp 3,375
48,800 Makita Corp 1,604
307,200 Marubeni Corp 11,238
79,000 Minebea Co Ltd 1,312
266,500 Mitsubishi Chemical Holdings Corp 1,558
701,200 Mitsubishi Corp 24,055
3,544,100 Mitsubishi Electric Corp 115,917
1,820,800 Mitsubishi Heavy Industries Ltd 50,029
11,528,500 Mitsubishi UFJ Financial Group, Inc 195,223
537,400 Mitsui & Co Ltd 20,772
1,100,150 Mitsui Fudosan Co Ltd 11,728
75,000 (b) Mitsui OSK Lines Ltd 3,117
190,100 Mizuho Financial Group, Inc 7,696
54,600 (a) MonotaRO Co Ltd 592
801,500 Murata Manufacturing Co Ltd 17,983
3,010 Nippon Accommodations Fund, Inc 2,543
3,320 Nippon Building Fund, Inc 2,788
121,300 Nippon Mining Holdings, Inc 2,688
206,300 (a) Nippon Paint Co Ltd 1,294
1,051,900 (b) Nippon Steel Corp 3,879
5,815,700 Nippon Telegraph & Telephone Corp 5,818
89,800 (b) Nippon Yusen Kabushiki Kaisha 3,299
484,900 Nissan Motor Co Ltd 1,051
147,700 Nitto Denko Corp 2,955
138,500 Obayashi Corp 3,355
58,400 Open House Group Co Ltd 3,743
510,800 Panasonic Corp 8,567
86,400 Secom Co Ltd 3,291
45,800 Seibu Holdings, Inc 1,280
79,500 Sekisui Chemical Co Ltd 1,335
109,200 Shimizu Corp 1,959
367,100 Shin-Etsu Chemical Co Ltd 14,948
87,000 (a) Shiseido Co Ltd 1,777

SHARES DESCRIPTION VALUE (000)
JAPAN (continued)
12,500 SMC Corp $ 4,916
1,405,200 Softbank Group Corp 34,216
7,794,325 Sony Corp 162,455
237,200 Sumitomo Corp 8,876
155,500 Sumitomo Electric Industries Ltd 8,836
53,800 Sumitomo Metal Mining Co Ltd 3,131
4,364,703 Sumitomo Mitsui Financial Group, Inc 143,513
263,040 Sumitomo Realty & Development Co Ltd 7,464
30,300 (a) Suntory Beverage & Food Ltd 856
342,000 Suzuki Motor Corp 4,169
166,500 Taisei Corp 17,250
37,700 Taiyo Nippon Sanso Corp 1,337
108,800 Tokyu Corp 1,284
51,300 Toppan Printing Co Ltd 1,353
301,600 Toray Industries, Inc 2,148
7,600,605 Toyota Motor Corp 157,996
150,200 Toyota Tsusho Corp 5,821
3,100 United Urban Investment Corp 3,340
89,300 West Japan Railway Co 1,760
199,400 Yamaha Motor Co Ltd 1,441
20,900 Zensho Co Ltd 1,220
TOTAL JAPAN 1,841,955
KOREA, REPUBLIC OF - 2.0%
10,397 Alteogen, Inc 2,358
6,152 Amorepacific Corp 567
5,135 APR Corp 1,172
31,573 Celltrion, Inc 4,222
11,566 Daewoo International Corp 540
29,056 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 2,392
9,599 Dongbu Insurance Co Ltd 1,077
1,550 Doosan Corp 1,126
391,782 (a) Doosan Heavy Industries and Construction Co Ltd 24,619
10,491 Ecopro BM Co Ltd 1,374
21,653 Ecopro Co Ltd 2,090
58,461 Hana Financial Group, Inc 4,262
5,179 Hanjin Kal Corp 385
15,687 Hankook Tire & Technology Co Ltd 577
9,340 Hanmi Semiconductor Co Ltd 1,614
238 Hanwha Chemical Corp 6
15,936 Hanwha Systems Co Ltd 1,248
9,133 HD Hyundai Co Ltd 1,532
4,939 HD Hyundai Electric Co Ltd 2,799
7,732 HD Hyundai Heavy Industries Co Ltd 2,477
3,325 HD Hyundai Marine Solution Co Ltd 411
25,286 (a) HLB, Inc 835
49,182 HMM Co Ltd 644
4,840 HYBE Co Ltd 981
114,492 Hynix Semiconductor, Inc 64,959
1,186 Hyosung Heavy Industries Corp 2,003
16,359 Hyundai Engineering & Construction Co Ltd 1,597
7,991 Hyundai Glovis Co Ltd 1,135
8,937 Hyundai Heavy Industries 2,071
12,465 Hyundai Mobis 3,216
27,962 Hyundai Motor Co 8,614
7,485 Hyundai Motor Co Ltd (2nd Preference) 1,185
4,838 Hyundai Motor Co Ltd (Preference) 757
16,224 Hyundai Rotem Co Ltd 1,868
59,187 (a) Industrial Bank of Korea 855
65,344 Kakao Corp 2,017
34,954 KakaoBank Corp 570
75,823 KB Financial Group, Inc 7,444
48,988 Kia Motors Corp 4,837

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
KOREA, REPUBLIC OF (continued)
15,538 Korea Aerospace Industries Ltd $ 1,756
53,922 Korea Electric Power Corp 1,533
8,799 Korea Investment Holdings Co Ltd 1,228
37,540 Korean Air Lines Co Ltd 606
6,172 (c) Krafton, Inc 1,055
19,825 KT&G Corp 2,132
10,401 LG Chem Ltd 2,126
18,991 LG Corp 1,074
64,962 (a) LG Display Co Ltd 477
22,444 LG Electronics, Inc 1,627
9,907 (a) LG Energy Solution Ltd 2,710
22,689 LG Telecom Ltd 236
2,780 LIG Nex1 Co Ltd 1,147
3,214 LS Electric Co Ltd 1,606
16,593 Meritz Financial Group, Inc 1,258
42,395 Mirae Asset Daewoo Co Ltd 1,797
29,669 Naver Corp 4,039
15,384 POSCO 3,464
7,406 POSCO Future M Co Ltd 1,023
2,405 (a),(c) Samsung Biologics Co Ltd 2,465
18,005 Samsung C&T Corp 3,156
11,869 Samsung Electro-Mechanics Co Ltd 3,401
3,527,088 Samsung Electronics Co Ltd 412,533
170,557 Samsung Electronics Co Ltd (Preference) 13,768
1,571 (a) Samsung Episholdings Co Ltd 533
6,312 Samsung Fire & Marine Insurance Co Ltd 1,891
149,258 (a) Samsung Heavy Industries Co Ltd 2,501
16,867 Samsung Life Insurance Co Ltd 2,432
12,717 Samsung SDI Co Ltd 3,524
8,933 Samsung SDS Co Ltd 905
7,005 Samsung Techwin Co Ltd 5,973
899 Samyang Foods Co Ltd 729
91,563 Shinhan Financial Group Co Ltd 5,457
2,484 (a) SK Biopharmaceuticals Co Ltd 156
14,597 SK Innovation Co Ltd 1,071
19,357 (a) SK Square Co Ltd 6,373
21,222 SK Telecom Co Ltd 1,098
7,628 SK, Inc 1,568
9,260 (a) S-Oil Corp 635
138,414 Woori Financial Group, Inc 3,034
30,520 Woori Investment & Securities Co Ltd 621
4,648 Yuhan Corp 297
TOTAL KOREA, REPUBLIC OF 667,451
KUWAIT - 0.0%
322,612 (a) Boubyan Bank KSCP 714
442,788 (a) Gulf Bank KSCP 471
2,321,755 (a) Kuwait Finance House KSCP 6,039
144,466 (a) Mabanee Co SAK 424
412,744 Mobile Telecommunications Co KSCP 760
1,744,694 (a) National Bank of Kuwait SAKP 5,173
490,663 (a) Warba Bank KSCP 466
TOTAL KUWAIT 14,047
LUXEMBOURG - 0.0%
92,711 ArcelorMittal S.A. 4,808
25,759 Eurofins Scientific SE 1,879
28,811 Reinet Investments S.C.A 942
TOTAL LUXEMBOURG 7,629
MACAU - 0.0%
2,264,000 (a) Galaxy Entertainment Group Ltd 10,233
TOTAL MACAU 10,233
MALAYSIA - 0.1%
512,800 AMMB Holdings BHD 838

SHARES DESCRIPTION VALUE (000)
MALAYSIA (continued)
586,443 (a) Axiata Group Bhd $ 322
1,707,279 Bumiputra-Commerce Holdings BHD 3,203
759,600 Digi.Com BHD 558
1,000,461 Gamuda BHD 929
138,900 Hong Leong Bank BHD 755
170,900 IHH Healthcare Bhd 381
538,500 IOI Corp BHD 564
104,743 Kuala Lumpur Kepong BHD 559
1,269,800 Malayan Banking BHD 3,574
496,400 Maxis Bhd 442
282,508 MISC Bhd 593
722,509 (c) MR DIY Group M Bhd 274
13,900 (a) Nestle Malaysia Bhd 340
517,000 Petronas Chemicals Group Bhd 777
64,800 Petronas Dagangan BHD 350
159,716 Petronas Gas BHD 708
774,258 Press Metal Aluminium Holdings Bhd 1,540
3,048,500 Public Bank Bhd 3,540
330,975 QL Resources Bhd 302
370,428 RHB Capital BHD 775
414,300 (a) Sime Darby Plantation Bhd 619
596,900 Sunway BHD 715
250,450 Telekom Malaysia BHD 440
553,576 Tenaga Nasional BHD 1,907
554,887 YTL Corp BHD 234
584,900 YTL Power International BHD 437
TOTAL MALAYSIA 25,676
MEXICO - 0.4%
753,700 (a),(b) Alfa S.A. de C.V. (Class A) 753
3,785,299 America Movil SAB de C.V. 4,811
110,000 (a),(b) Arca Continental SAB de C.V. 1,269
110,515 (a) BBB Foods, Inc 3,909
3,213,594 (b) Cemex S.A. de C.V. 3,685
112,665 (b) Coca-Cola Femsa SAB de C.V. 1,098
611,600 Fibra Uno Administracion S.A. de C.V. 995
358,900 (a) Fomento Economico Mexicano S.A. de C.V. 3,963
541,807 Fomento Economico Mexicano SAB de C.V. (ADR) 60,173
48,084 (a) Fresnillo plc 2,131
32,185 (a),(b) Gruma SAB de C.V. 590
60,600 Grupo Aeroportuario del Centro Norte Sab de C.V. 869
82,011 (b) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 2,023
38,365 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 1,293
267,300 (b) Grupo Bimbo S.A. de C.V. (Series A) 896
118,900 (b) Grupo Carso S.A. de C.V. (Series A1) 893
72,900 (b) Grupo Comercial Chedraui S.a. DE C.V. 428
3,421,607 Grupo Financiero Banorte S.A. de C.V. 37,948
316,227 Grupo Financiero Inbursa S.A. 797
651,323 Grupo Mexico S.A. de C.V. (Series B) 6,974
41,986 (a) Industrias Penoles S.A. de C.V. 1,866
310,300 (a) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 735
225,410 ProLogis Property Mexico S.A. de C.V. 984
39,195 Promotora y Operadora de Infraestructura SAB de C.V. 634
19,124 Southern Copper Corp 3,291
1,092,400 Wal-Mart de Mexico SAB de C.V. 3,547
TOTAL MEXICO 146,555
NETHERLANDS - 1.8%
35,311 (a),(c) Adyen NV 35,341
37,203 (a),(b) Akzo Nobel NV 2,139
237 (a) Argenx SE 172
45,841 (a) Argenx SE 33,269
279,455 ASML Holding NV 371,607
249,957 CTP BV 4,183

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
NETHERLANDS (continued)
272,574 (c) Euronext NV $ 43,770
64,276 Heineken NV 4,944
3,720,065 ING Groep NV 96,560
2,211,411 (a) Koninklijke KPN NV 12,326
22,970 (b) Randstad Holdings NV 600
244,993 Universal Music Group NV 4,755
TOTAL NETHERLANDS 609,666
NEW ZEALAND - 0.0%
368,771 Auckland International Airport Ltd 1,689
206,529 Infratil Ltd 1,393
TOTAL NEW ZEALAND 3,082
NORWAY - 0.1%
68,734 Aker BP ASA 2,541
166,835 (a) Equinor ASA 7,108
95,678 (a) Kongsberg Gruppen ASA 4,078
102,121 Mowi ASA 2,322
301,230 (a) Norsk Hydro ASA 3,211
153,818 Orkla ASA 1,936
14,854 (a) Salmar ASA 867
TOTAL NORWAY 22,063
PERU - 0.0%
35,036 Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,263
14,141 Credicorp Ltd 4,796
TOTAL PERU 6,059
PHILIPPINES - 0.0%
51,310 Ayala Corp 429
1,449,770 Ayala Land, Inc 388
388,134 Bank of the Philippine Islands 638
518,465 BDO Unibank, Inc 975
214,290 International Container Term Services, Inc 2,429
104,148 Jollibee Foods Corp 305
60,164 Manila Electric Co 612
392,723 Metropolitan Bank & Trust 410
16,198 PLDT, Inc 347
48,570 SM Investments Corp 496
2,159,000 SM Prime Holdings 727
TOTAL PHILIPPINES 7,756
POLAND - 0.1%
168,175 (a),(c) Allegro.eu S.A. 1,207
11,520 Asseco Poland S.A. 531
132,658 (a) Bank Millennium S.A. 588
38,913 (a) Bank Pekao S.A. 2,306
8,727 Bank Zachodni WBK S.A. 1,384
3,087 (a) BRE Bank S.A. 898
2,774 (a) Budimex S.A. 499
13,729 CD Projekt S.A. 883
102,816 (a),(c) Dino Polska S.A. 929
29,484 KGHM Polska Miedz S.A. 2,154
233 LPP S.A. 1,413
191,563 (a) PGE Polska Grupa Energetyczna S.A. 543
121,255 Polski Koncern Naftowy Orlen S.A. 4,394
184,719 Powszechna Kasa Oszczednosci Bank Polski S.A. 4,369
127,677 Powszechny Zaklad Ubezpieczen S.A. 2,223
83,747 (a) Zabka Group S.A. 501
TOTAL POLAND 24,822
PORTUGAL - 0.0%
90,754 Galp Energia SGPS S.A. 2,176
442,228 Jeronimo Martins SGPS S.A. 10,574
TOTAL PORTUGAL 12,750
QATAR - 0.0%
670,830 Commercial Bank PSQC 786

SHARES DESCRIPTION VALUE (000)
QATAR (continued)
368,388 (a) Dukhan Bank $ 350
318,553 Industries Qatar QSC 931
1,274,072 Masraf Al Rayan QSC 765
1,197,337 Mesaieed Petrochemical Holding Co 359
200,475 Ooredoo QPSC 684
93,998 Qatar Electricity & Water Co QSC 371
126,309 Qatar Fuel QSC 502
588,476 Qatar Gas Transport Co Ltd 677
209,871 Qatar International Islamic Bank QSC 642
362,566 Qatar Islamic Bank SAQ 2,266
967,812 Qatar National Bank QPSC 4,529
TOTAL QATAR 12,862
ROMANIA - 0.0%
127,370 NEPI Rockcastle NV 1,022
TOTAL ROMANIA 1,022
RUSSIA - 0.0%
12,672 (a),(b),(d) Ozon Holdings plc (ADR) 0 ^
211,169 (a),(d) VTB Bank PJSC (GDR) Tradegate, Reg S 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.2%
32,796 (a) ACWA Power Co 1,521
75,989 (a) Ades Holding Co 366
410,475 Al Rajhi Bank 11,701
261,242 Alinma Bank 2,023
103,648 (a) Almarai Co JSC 1,207
190,543 Arab National Bank 1,094
5,003 Arabian Internet & Communications Services Co 262
154,317 (a) Bank AlBilad 1,128
126,392 Bank Al-Jazira 398
261,336 Banque Saudi Fransi 1,394
17,355 Bupa Arabia for Cooperative Insurance Co 827
15,674 Co for Cooperative Insurance 539
110,967 (a) Dar Al Arkan Real Estate Development Co 537
7,188 Dr Sulaiman Al Habib Medical Services Group Co 494
5,114 Elm Co 736
79,144 Etihad Etisalat Co 1,378
124,175 (a) Jabal Omar Development Co 531
123,032 (a) Jarir Marketing Co 464
21,350 Makkah Construction & Development Co 483
7,948 Mouwasat Medical Services Co 154
306,933 (a) Riyad Bank 2,431
49,696 SABIC Agri-Nutrients Co 1,909
7,662 (a) SAL Saudi Logistics Services 341
285,946 (a) Saudi Arabian Mining Co 4,942
1,263,082 (c) Saudi Arabian Oil Co 9,144
211,377 Saudi Awwal Bank 2,113
189,363 Saudi Basic Industries Corp 3,026
175,381 Saudi Electricity Co 798
130,453 Saudi Investment Bank 463
614,727 (a) Saudi National Bank 6,940
10,024 Saudi Tadawul Group Holding Co 371
416,434 Saudi Telecom Co 4,720
57,973 Yanbu National Petrochemical Co 544
TOTAL SAUDI ARABIA 64,979
SINGAPORE - 0.7%
1,623,000 (e) Ascendas REIT 3,132
1,566,092 CapitaMall Trust 2,808
2,317,780 (a) DBS Group Holdings Ltd 103,142
1,560,900 Frasers Centrepoint Trust 2,654
316,900 Keppel Corp Ltd 2,919
2,773,600 (a) NTT DC REIT 2,550
4,092,361 Oversea-Chinese Banking Corp 70,093

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SINGAPORE (continued)
194,500 (b) SembCorp Industries Ltd $ 1,010
343,400 Singapore Airlines Ltd 1,771
1,971,200 Singapore Exchange Ltd 30,071
339,700 (a) Singapore Technologies Engineering Ltd 2,883
TOTAL SINGAPORE 223,033
SOUTH AFRICA - 0.4%
178,862 (a) Absa Group Ltd 2,577
56,034 Anglo American Platinum Ltd 4,710
1,471,244 Anglo American plc 63,169
71,402 (b) Bid Corp Ltd 1,720
67,901 (b) Bidvest Group Ltd 913
18,364 Capitec Bank Holdings Ltd 4,512
49,822 Clicks Group Ltd 852
121,762 (b) Discovery Ltd 1,787
1,056,861 (b) FirstRand Ltd 5,411
187,192 Gold Fields Ltd 8,602
120,993 (a) Harmony Gold Mining Co Ltd 1,848
189,813 Impala Platinum Holdings Ltd 2,700
365,669 (a) MTN Group Ltd 4,270
164,058 Naspers Ltd 8,486
98,526 (a) Nedbank Group Ltd 1,553
75,674 Northam Platinum Holdings Ltd 1,544
187,048 (a),(b) OUTsurance Group Ltd 769
754,471 (c) Pepkor Holdings Ltd 1,014
107,914 (a) Remgro Ltd 1,202
379,813 (a) Sanlam Ltd 1,997
124,495 Sasol Ltd 1,642
99,252 (b) Shoprite Holdings Ltd 1,628
596,515 Sibanye Stillwater Ltd 1,831
276,515 (a) Standard Bank Group Ltd 5,008
129,356 Vodacom Group Ltd 1,103
TOTAL SOUTH AFRICA 130,848
SPAIN - 1.4%
5,370 Acciona S.A. 1,412
38,604 ACS Actividades de Construccion y Servicios S.A. 4,708
163,162 (c) Aena SME S.A. 4,813
6,665,538 Banco Bilbao Vizcaya Argentaria S.A. 143,973
18,351,753 Banco Santander S.A. 205,736
3,139,123 CaixaBank S.A. 37,631
2,289,618 Iberdrola S.A. 52,419
237,676 Industria de Diseno Textil S.A. 13,835
108,528 (a),(b),(d) Let's GOWEX S.A. 1
368,650 Merlin Properties Socimi S.A. 6,006
245,425 (a) Repsol YPF S.A. 6,908
TOTAL SPAIN 477,442
SWEDEN - 0.4%
56,547 AddTech AB 1,940
62,942 (a) Alfa Laval AB 3,443
915,441 (a) Assa Abloy AB 33,091
339,568 (a) Atlas Copco AB 5,308
1,470,955 Atlas Copco AB 25,958
88,970 (a),(b) Beijer Ref AB 1,233
61,820 Boliden AB 3,241
37,950 Catena AB 1,770
143,368 (a) Epiroc AB 3,529
84,838 (a) Epiroc AB 1,817
131,207 (b) Essity AB 3,382
720,836 (a),(b) Fastighets AB Balder 4,222
107,733 (a),(b) Hennes & Mauritz AB (B Shares) 2,015
451,669 (a) Hexagon AB 4,396
15,304 (b) Holmen AB 549
59,443 (a),(b) Indutrade AB 1,363

SHARES DESCRIPTION VALUE (000)
SWEDEN (continued)
32,211 (a) Investment AB Latour $ 694
329,695 (a),(b) Nibe Industrier AB 1,378
69,683 (a),(b) Saab AB 4,561
231,956 (a) Sandvik AB 8,917
106,993 (a) Securitas AB (B Shares) 1,792
74,037 (a),(b) Skanska AB (B Shares) 2,003
74,213 (a) SKF AB (B Shares) 1,789
44,125 (a) Trelleborg AB (B Shares) 1,650
345,720 (a),(b) Volvo AB (B Shares) 11,367
TOTAL SWEDEN 131,408
SWITZERLAND - 1.2%
987,656 ABB Ltd 80,304
776 (b) Barry Callebaut AG. 1,365
2,141 Belimo Holding AG. 1,739
4,594 (a) BKW AG. 906
23 (a) Chocoladefabriken Lindt & Spruengli AG. 3,292
400,445 Cie Financiere Richemont S.A. 70,705
37,561 DSM-Firmenich AG. 2,686
1,526 EMS-Chemie Holding AG. 1,200
313,478 (a) Galderma Group AG. 61,609
7,380 (a) Geberit AG. 4,982
4,646 Givaudan S.A. 15,710
29,896 Helvetia Holding AG. 7,737
10,508 (b) Kuehne & Nagel International AG. 2,406
204 (a) Lindt & Spruengli AG. 2,865
168,880 Lonza Group AG. 108,340
8,858 Schindler Holding AG. 2,918
5,108 Schindler Holding AG. (Registered) 1,609
36,017 SGS S.A. 3,796
33,166 Sika AG. 5,490
6,316 (a),(b) Swatch Group AG. 1,394
5,874 (c) VAT Group AG. 3,664
TOTAL SWITZERLAND 384,717
TAIWAN - 2.9%
106,000 Accton Technology Corp 5,230
101,725 Advantech Co Ltd 1,043
16,299 Alchip Technologies Ltd 1,329
695,000 ASE Technology Holding Co Ltd 7,649
486,000 Asia Cement Corp 531
69,000 Asia Vital Components Co Ltd 4,557
6,000 ASPEED Technology, Inc 2,068
148,000 Asustek Computer, Inc 2,599
37,000 Bizlink Holding, Inc 2,125
217,000 (a) Caliway Biopharmaceuticals Co Ltd 608
113,189 Catcher Technology Co Ltd 670
2,011,947 Cathay Financial Holding Co Ltd 4,498
324,564 Chailease Holding Co Ltd 1,125
1,443,836 Chang Hwa Commercial Bank 928
618,000 China Airlines 350
3,364,983 China Development Financial Holding Corp 2,067
2,500,517 China Steel Corp 1,495
3,506,000 Chinatrust Financial Holding Co 5,698
81,000 Chroma ATE, Inc 3,887
794,849 Chunghwa Telecom Co Ltd 3,314
916,000 Compal Electronics, Inc 797
408,000 Delta Electronics, Inc 18,397
182,916 E Ink Holdings, Inc 798
3,061,477 E.Sun Financial Holding Co Ltd 3,040
63,000 Elite Material Co Ltd 5,377
13,546 eMemory Technology, Inc 1,153
569,000 Eva Airways Corp 613
230,292 Evergreen Marine Corp Taiwan Ltd 1,453

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TAIWAN (continued)
653,000 Far Eastern Textile Co Ltd $ 543
369,000 Far EasTone Telecommunications Co Ltd 1,066
2,411,857 First Financial Holding Co Ltd 2,149
736,000 Formosa Chemicals & Fibre Corp 1,051
796,000 Formosa Plastics Corp 1,158
33,770 Fortune Electric Co Ltd 863
1,762,817 Fubon Financial Holding Co Ltd 4,826
2,222,312 Fuhwa Financial Holdings Co Ltd 3,159
113,000 Gigabyte Technology Co Ltd 810
18,000 Global Unichip Corp 1,275
55,274 (a) Globalwafers Co Ltd 754
68,000 Gold Circuit Electronics Ltd 1,917
2,631,077 Hon Hai Precision Industry Co, Ltd 16,083
17,000 Hon Precision, Inc 1,881
64,952 Hotai Motor Co Ltd 997
1,900,416 Hua Nan Financial Holdings Co Ltd 1,992
1,611,676 InnoLux Display Corp 1,237
48,000 International Games System Co Ltd 1,147
576,000 Inventec Co Ltd 738
18,670 Jentech Precision Industrial Co Ltd 2,348
12,000 King Slide Works Co Ltd 1,243
232,000 King Yuan Electronics Co Ltd 1,985
20,063 Largan Precision Co Ltd 1,376
416,000 Lite-On Technology Corp 1,904
18,000 Lotes Co Ltd 1,201
574,879 (a) MediaTek, Inc 27,574
2,509,412 Mega Financial Holding Co Ltd 3,046
1,081,000 Nan Ya Plastics Corp 2,584
123,000 Novatek Microelectronics Corp Ltd 1,485
424,000 (a) Pegatron Corp 1,028
23,304 PharmaEssentia Corp 447
119,522 President Chain Store Corp 842
568,721 Quanta Computer, Inc 5,118
105,000 Realtek Semiconductor Corp 1,597
823,259 Shanghai Commercial & Savings Bank Ltd 1,009
2,603,558 SinoPac Financial Holdings Co Ltd 2,528
4,453,541 Taishin Financial Holdings Co Ltd 3,276
1,492,334 Taiwan Business Bank 708
1,414,579 Taiwan Cement Corp 1,030
2,282,757 Taiwan Cooperative Financial Holding Co Ltd 1,689
372,000 Taiwan High Speed Rail Corp 308
366,447 Taiwan Mobile Co Ltd 1,253
13,086,349 Taiwan Semiconductor Manufacturing Co Ltd 756,843
252,000 Teco Electric and Machinery Co Ltd 495
280,200 Unimicron Technology Corp 4,100
1,011,450 Uni-President Enterprises Corp 2,259
2,385,000 United Microelectronics Corp 4,275
229,047 Vanguard International Semiconductor Corp 850
145,810 Wan Hai Lines Ltd 355
634,000 Wistron Corp 2,521
23,000 Wiwynn Corp 2,475
349,572 Yageo Corp 2,762
372,000 Yang Ming Marine Transport 612
152,000 Zhen Ding Technology Holding Ltd 1,016
TOTAL TAIWAN 971,187
THAILAND - 0.1%
243,300 Advanced Info Service PCL 2,777
911,800 Airports of Thailand PCL 1,455
914,400 Bangkok Dusit Medical Services PCL 518
47,800 Bumrungrad Hospital PCL 239
428,100 Central Pattana PCL 802
787,900 (a) Charoen Pokphand Foods PCL 504

SHARES DESCRIPTION VALUE (000)
THAILAND (continued)
1,207,400 (a) CP ALL plc $ 1,638
665,500 Delta Electronics Thailand PCL 5,405
960,033 Gulf Development PCL 1,717
115,400 (a) Kasikornbank PCL (Foreign) 671
820,000 (a) Krung Thai Bank PCL 877
702,400 (a) Minor International PCL 468
337,700 PTT Exploration & Production PCL 1,658
2,364,800 PTT PCL 2,492
194,900 (a) SCB X PCL 851
168,600 (a) Siam Cement PCL 1,076
5,556,800 (a) TMB Bank PCL (Foreign) 391
100,100 (a) True Corp PCL 44
2,085,726 (a) True Corp PCL 918
TOTAL THAILAND 24,501
TURKEY - 0.0%
663,443 Akbank TAS 990
292,363 Aselsan Elektronik Sanayi Ve Ticaret AS 2,102
94,607 BIM Birlesik Magazalar AS 1,458
744,560 (a) Eregli Demir ve Celik Fabrikalari TAS 477
158,940 Ford Otomotiv Sanayi AS 363
236,758 (a) Haci Omer Sabanci Holding AS 479
158,365 KOC Holding AS 698
118,372 Turk Hava Yollari AO 786
251,064 (a) Turkcell Iletisim Hizmet AS 600
1,857,436 (a) Turkiye Is Bankasi (Series C) 551
204,753 Turkiye Petrol Rafinerileri AS 1,189
717,876 (a) Yapi ve Kredi Bankasi 538
TOTAL TURKEY 10,231
UNITED ARAB EMIRATES - 0.1%
662,403 Abu Dhabi Commercial Bank PJSC 2,261
310,237 Abu Dhabi Islamic Bank PJSC 1,785
657,968 (a) Abu Dhabi National Oil Co for Distribution PJSC 683
675,453 ADNOC Drilling Co PJSC 955
1,288,851 Adnoc Gas plc 1,136
392,623 (a) ADNOC Logistics & Services 559
490,793 Air Arabia PJSC 544
817,827 (a) Aldar Properties PJSC 1,768
1,259,275 (a) Dubai Electricity & Water Authority PJSC 934
609,705 (a) Dubai Islamic Bank PJSC 1,237
214,961 (a) Emaar Development PJSC 814
1,390,671 Emaar Properties PJSC 4,551
398,762 Emirates NBD Bank PJSC 3,004
725,867 (a) Emirates Telecommunications Group Co PJSC 3,749
923,703 First Abu Dhabi Bank PJSC 4,383
5,358 (a),(d) NMC Health plc 0 ^
3,214,760 (a) Salik Co PJSC 4,521
TOTAL UNITED ARAB EMIRATES 32,884
UNITED KINGDOM - 2.9%
70,093 Associated British Foods plc 1,755
703,576 AstraZeneca plc 137,577
2,458,194 Aviva plc 19,728
652,806 (a) BAE Systems plc 19,139
19,731,155 Barclays plc 103,263
134,965 Big Yellow Group plc 1,521
2,237,842 British American Tobacco plc 129,926
70,531 Bunzl plc 2,123
92,547 Coca-Cola Europacific Partners plc 8,391
1,560,514 Compass Group plc 43,540
133,135 Entain plc 1,000
784,654 Halma plc 40,042
2,686,013 HSBC Holdings plc 44,111
893,570 Imperial Tobacco Group plc 36,232

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED KINGDOM (continued)
257,097 (a) International Consolidated Airlines Group S.A. $ 1,220
33,488 (a) Intertek Group plc 1,629
373,952 J Sainsbury plc 1,678
623,811 (a),(b) Klarna Group plc 8,166
17,717,367 (a) Lloyds TSB Group plc 21,960
259,319 London Stock Exchange Group plc 30,622
898,580 LondonMetric Property plc 2,171
5,354,557 (a) Man Group plc 18,026
448,429 Marks & Spencer Group plc 2,021
273,414 Melrose Industries plc 1,853
2,347,310 National Grid plc 39,623
8,535,612 NatWest Group plc 63,231
144,282 Reckitt Benckiser Group plc 9,702
758,639 RELX plc 24,855
549,534 (a) Rentokil Initial plc 3,410
1,827,005 (a) Rolls-Royce Holdings plc 27,757
1,430,371 Shaftesbury Capital plc 2,414
3,073,722 (a),(c) Shawbrook Group plc 13,019
69,052 Smiths Group plc 2,107
16,014 (a) Spirax-Sarco Engineering plc 1,437
3,141,722 Standard Chartered plc 65,473
1,414,054 Tesco plc 8,887
1,862,640 Tritax Big Box REIT plc 3,508
463,376 Unilever plc 25,439
301,903 Unite Group plc 1,829
TOTAL UNITED KINGDOM 970,385
UNITED STATES - 63.4%
135,629 3M Co 19,697
607,581 Abbott Laboratories 62,380
396,226 AbbVie, Inc 86,175
144,837 Acadia Realty Trust 2,769
109,717 Accenture plc 21,756
28,680 Aecom Technology Corp 2,433
59,803 (a) Affirm Holdings, Inc 2,740
4,891 Agree Realty Corp 369
62,897 (a) Air Products & Chemicals, Inc 18,271
24,294 Allegion plc 3,530
591,939 Alliant Energy Corp 42,478
222,265 Allstate Corp 46,084
36,899 (a) Alnylam Pharmaceuticals, Inc 12,209
1,793,460 Alphabet, Inc 514,472
2,087,544 Alphabet, Inc (Class A) 600,294
366,554 Altria Group, Inc 24,189
4,453,494 (a) Amazon.com, Inc 927,529
100,502 Amcor plc 3,995
394,029 American Electric Power Co, Inc 51,649
214,090 American Express Co 64,758
41,937 American Healthcare REIT, Inc 1,978
117,906 American Homes 4 Rent 3,292
124,302 American International Group, Inc 9,354
25,909 American Tower Corp 4,471
21,114 Ameriprise Financial, Inc 9,383
100,700 AmerisourceBergen Corp 31,634
50,080 Ametek, Inc 10,735
91,468 Amgen, Inc 32,183
185,418 Amphenol Corp (Class A) 23,428
108,290 (a) Amrize Ltd 6,066
31,858 Analog Devices, Inc 10,135
27,477 Aon plc 8,869
637 AP Moller - Maersk AS (Class A) 1,560
858 AP Moller - Maersk AS (Class B) 2,143
5,947,206 (f) Apple, Inc 1,509,341

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
413,199 Applied Materials, Inc $ 141,227
47,008 (a) Aptiv plc 3,264
74,471 (a) Arch Capital Group Ltd 7,148
679,147 (a) Arista Networks, Inc 83,386
183,534 (a),(b) ARM Holdings plc (ADR) 27,765
2,799,003 AT&T, Inc 81,143
440,069 (a) Atlassian Corp Ltd 30,035
6,424 (a) Autozone, Inc 21,699
27,758 AvalonBay Communities, Inc 4,534
19,917 Avery Dennison Corp 3,439
116,499 (a) Axon Enterprise, Inc 49,476
278,148 Baker Hughes Co 16,981
124,285 Ball Corp 7,346
1,027,725 Bank of America Corp 50,102
792,394 Bank of New York Mellon Corp 94,002
117,620 (a) BeiGene Ltd (ADR) 34,930
904,500 (a) BeOne Medicines Ltd 20,290
203,599 (a) Berkshire Hathaway, Inc 97,565
9,597 (a) Biogen, Inc 1,759
45,900 BlackRock, Inc 44,142
48,880 (a) Bloom Energy Corp 6,623
286,488 (a) Boeing Co 57,020
16,122 Booking Holdings, Inc 67,879
1,551,438 (a) Boston Scientific Corp 97,353
3,424,278 BP plc 26,801
15,068 Bristol-Myers Squibb Co 914
176,224 Brixmor Property Group, Inc 5,075
2,285,736 Broadcom, Inc 707,458
173,557 Broadstone Net Lease, Inc 3,171
85,791 Bruker BioSciences Corp 3,099
31,227 (a) Builders FirstSource, Inc 2,571
29,556 Bunge Global S.A. 3,760
16,763 (a) Buzzi Unicem S.p.A. 847
214,912 Cabot Oil & Gas Corp 7,552
52,853 Camden Property Trust 5,162
9,732 Capital One Financial Corp 1,775
36,093 Cardinal Health, Inc 7,627
49,841 CareTrust REIT, Inc 1,827
9,120 Carlisle Cos, Inc 3,043
249,243 Carlyle Group, Inc 12,061
1,519,674 Carnival Corp 39,329
333,914 Carrier Global Corp 18,803
317,652 Caterpillar, Inc 225,044
31,259 (a) CBRE Group, Inc 4,234
32,883 (a) Centene Corp 1,077
35,446 CF Industries Holdings, Inc 4,602
25,700 CH Robinson Worldwide, Inc 4,268
146,190 Charles Schwab Corp 13,739
64,410 Cheniere Energy, Inc 18,277
66,535 Chesapeake Energy Corp 7,304
545,131 Chevron Corp 112,788
2,098,243 (a) Chime Financial, Inc 39,300
1,132,859 (a) Chipotle Mexican Grill, Inc (Class A) 36,263
76,170 Chubb Ltd 24,826
48,524 (a) Ciena Corp 18,838
67,650 Cigna Group 18,046
78,296 Cintas Corp 13,243
1,750,749 Cisco Systems, Inc 135,841
913,783 Citigroup, Inc 103,632
435 CME Group, Inc 128
189,809 CNH Industrial NV 2,088
2,581,591 Coca-Cola Co 196,330

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
122,386 (a) Coherent Corp $ 29,154
1,203,428 Comcast Corp (Class A) 34,550
7,680 Comfort Systems USA, Inc 10,591
991,144 ConocoPhillips 130,831
84,913 Constellation Energy Corp 23,712
200,061 (a) Copart, Inc 6,642
221,010 Corebridge Financial, Inc 5,273
33,207 (a) Corpay, Inc 9,663
179,672 Corteva, Inc 15,040
420,773 (a) CoStar Group, Inc 16,974
305,670 Costco Wholesale Corp 304,579
1,069,833 CRH plc 112,461
22,371 Crown Castle, Inc 1,819
526,864 CSX Corp 21,628
46,815 Cummins, Inc 25,187
61,738 Curbline Properties Corp 1,592
8,040 Curtiss-Wright Corp 5,476
585,967 CVS Health Corp 42,084
257,218 Danaher Corp 48,769
64,197 Deere & Co 36,162
77,769 Delta Air Lines, Inc 5,170
135,777 Devon Energy Corp 6,832
342,659 (a) DexCom, Inc 21,519
45,912 Diamondback Energy, Inc 9,081
110,526 Digital Realty Trust, Inc 19,918
42,218 (a) Dollar Tree, Inc 4,623
99,894 Dover Corp 20,823
154,595 Dow, Inc 6,439
58,308 DR Horton, Inc 8,001
475,944 Duke Energy Corp 62,320
95,477 DuPont de Nemours, Inc 4,373
36,642 EastGroup Properties, Inc 6,782
322,069 Eaton Corp plc 115,194
58,781 Ecolab, Inc 15,637
174,331 (a) Edwards Lifesciences Corp 13,960
35,760 Elevance Health, Inc 10,469
390,580 Eli Lilly & Co 359,244
9,760 EMCOR Group, Inc 7,206
219,854 Emerson Electric Co 28,805
276,400 Entergy Corp 31,056
154,357 (a) EOG Resources, Inc 22,315
176,061 EQT Corp 11,205
22,389 Equinix, Inc 21,947
192,148 Equitable Holdings, Inc 7,131
61,540 Equity Lifestyle Properties, Inc 3,841
122,369 Equity Residential 7,238
161,439 Essential Properties Realty Trust, Inc 4,901
21,782 Essex Property Trust, Inc 5,271
53,793 Estee Lauder Cos (Class A) 3,861
10,351 Everest Re Group Ltd 3,383
437,467 Evergy, Inc 35,837
615,520 Eversource Energy 42,643
25,461 Expedia Group, Inc 5,879
29,156 Expeditors International Washington, Inc 4,176
199,612 Experian Group Ltd 6,905
50,350 Extra Space Storage, Inc 6,602
2,193,400 Exxon Mobil Corp 372,132
249,755 Fastenal Co 11,589
49,004 Federal Realty Investment Trust 5,205
85,637 FedEx Corp 30,502
42,541 Ferguson Enterprises, Inc 9,923
111,739 Ferrovial SE 7,269

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
1,399,591 Fifth Third Bancorp $ 65,025
1,425,686 (a) Figma, Inc 30,139
85,137 First Industrial Realty Trust, Inc 4,925
149 (a) Fiserv, Inc 8
1,254,200 (a) Flextronics International Ltd 82,100
851,408 Ford Motor Co 9,825
73,604 Fortive Corp 4,069
49,726 Four Corners Property Trust, Inc 1,176
2,481,130 Freeport-McMoRan, Inc (Class B) 145,841
22,314 FTAI Aviation Ltd 5,467
132,773 Gaming and Leisure Properties, Inc 5,891
67,681 GE Vernova, Inc 59,079
49,960 General Dynamics Corp 17,147
313,285 General Electric Co 88,901
202,942 General Motors Co 15,119
30,264 Genuine Parts Co 3,200
178,108 GFL Environmental, Inc 7,430
442,683 Gilead Sciences, Inc 61,697
467,758 Globe Life, Inc 65,098
64,929 Goldman Sachs Group, Inc 54,929
36,068 Graco, Inc 3,053
548,294 GSK plc 15,103
14,489,340 Haleon plc 71,708
237,555 Halliburton Co 9,262
26,005 HCA, Inc 12,307
9,640 HEICO Corp 2,643
16,480 HEICO Corp (Class A) 3,479
55,670 Highwoods Properties, Inc 1,192
156,286 Hilton Worldwide Holdings, Inc 47,523
110,991 (a) Holcim Ltd 9,175
533,957 Home Depot, Inc 175,613
540,675 Honeywell International, Inc 122,209
142,987 Howmet Aerospace, Inc 32,953
28,663 Hubbell, Inc 14,066
8,046 Humana, Inc 1,395
24,089 (b) Hyatt Hotels Corp 3,464
21,136 IDEX Corp 4,006
2,555 (a) IDEXX Laboratories, Inc 1,436
69,547 Illinois Tool Works, Inc 18,102
10,291 (a) Illumina, Inc 1,268
111,574 Ingersoll Rand, Inc 8,939
50,465 (a) Insmed, Inc 8,252
4,380,420 (a) Intel Corp 193,308
69,952 Intercontinental Exchange, Inc 11,002
179,418 (a) InterContinental Hotels Group plc 23,661
61,835 International Business Machines Corp 14,988
72,075 International Flavors & Fragrances, Inc 5,229
130,471 International Paper Co 4,658
214,798 Intuit, Inc 92,874
136,356 (a) Intuitive Surgical, Inc 62,859
11,128 (a) IQVIA Holdings, Inc 1,898
74,302 Iron Mountain, Inc 7,589
376,518 (b) iShares MSCI Canada ETF 20,629
34,182 ITT, Inc 6,513
25,690 Jacobs Solutions, Inc 3,270
83,744 (a),(b) Janus Living, Inc 1,974
16,572 JB Hunt Transport Services, Inc 3,512
85,272 (a) JBS NV 1,531
1,406,044 Johnson & Johnson 343,693
133,154 Johnson Controls International plc 17,437
1,630 (a) Jones Lang LaSalle, Inc 496
1,310,512 JPMorgan Chase & Co 385,500

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
417,045 Kenvue, Inc $ 7,190
287,917 Keurig Dr Pepper, Inc 7,581
44,117 Kimco Realty Corp 991
492,857 Kinder Morgan, Inc 16,526
158,815 KKR & Co, Inc 14,690
77,112 L3Harris Technologies, Inc 26,615
5,439 Labcorp Holdings, Inc 1,451
444,873 Lam Research Corp 95,052
35,677 Lamar Advertising Co 4,519
5,949 (a) Legend Biotech Corp (ADR) 108
46,204 Lennar Corp (Class A) 4,012
6,880 Lennox International, Inc 3,193
128,766 (a) Liberty Media Corp-Liberty Formula One (Class A) 10,054
262,434 (a) Liberty Media Corp-Liberty Formula One (Class C) 22,312
410,798 Linde plc 203,657
53,133 Lockheed Martin Corp 32,113
12,383 Lowe's Cos, Inc 2,926
26,771 (a),(b) Lumentum Holdings, Inc 18,814
72,725 LyondellBasell Industries NV 5,859
200,117 M&T Bank Corp 41,368
85,134 Marathon Petroleum Corp 20,788
13,160 Martin Marietta Materials, Inc 7,747
345,890 Masco Corp 20,881
399,233 Mastercard, Inc (Class A) 199,481
18,731 McDonald's Corp 5,821
54,613 McKesson Corp 47,260
155,912 Medtronic plc 13,510
565,277 Merck & Co, Inc 67,997
552,052 Meta Platforms, Inc 315,846
93,054 Micron Technology, Inc 31,437
2,624,651 Microsoft Corp 971,567
5,960 Mid-America Apartment Communities, Inc 728
787,288 Mondelez International, Inc 45,379
1,323,020 (a) Monster Beverage Corp 95,866
495,775 Morgan Stanley 81,590
48,687 Motorola Solutions, Inc 21,129
877,974 Nasdaq Stock Market, Inc 74,531
50,566 (a) Natera, Inc 10,113
156,903 (b) Nestle S.A. 15,391
1,570,187 (a) Netflix, Inc 150,973
179,005 (b) NETSTREIT Corp 3,371
305,979 Newmont Goldcorp Corp 33,122
810,379 NextEra Energy, Inc 75,268
667,046 Nike, Inc (Class B) 35,233
11,537 Nordson Corp 3,070
48,815 Norfolk Southern Corp 14,010
29,520 Northrop Grumman Corp 20,140
274,886 Novartis AG. 42,193
54,699 NRG Energy, Inc 7,994
51,849 Nucor Corp 8,768
50,032 nVent Electric plc 5,918
9,398,022 Nvidia Corp 1,639,015
2,066 (a) NVR, Inc 13,615
179,016 Occidental Petroleum Corp 11,636
27,768 (a),(b) Oklo, Inc 1,377
40,940 Old Dominion Freight Line 8,000
149,884 ONEOK, Inc 13,548
227,343 Oracle Corp 33,444
1,447,897 (a) O'Reilly Automotive, Inc 133,655
84,782 Otis Worldwide Corp 6,535
114,257 PACCAR, Inc 13,197
25,312 Packaging Corp of America 5,372

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
586,261 (a) Palantir Technologies, Inc $ 85,758
589,377 (a) Palo Alto Networks, Inc 94,489
49,312 Parker-Hannifin Corp 44,146
46,210 Pentair plc 4,025
183,029 PepsiCo, Inc 28,423
583,909 (a) Performance Food Group Co 50,018
402,492 Pfizer, Inc 11,302
103,831 PG&E Corp 1,824
864,533 Philip Morris International, Inc 142,942
113,401 Phillips 66 20,659
57,880 PPG Industries, Inc 6,186
1,313,482 Procter & Gamble Co 189,719
55,704 Progressive Corp 11,043
188,630 Prologis, Inc 24,933
24,856 Public Storage, Inc 6,733
42,876 Pulte Homes, Inc 5,043
58,906 Qnity Electronics, Inc 6,797
70,321 QUALCOMM, Inc 9,056
32,440 Quanta Services, Inc 17,810
7,319 Quest Diagnostics, Inc 1,434
116,621 Realty Income Corp 7,135
115,166 Regeneron Pharmaceuticals, Inc 88,982
11,401 Reliance Steel & Aluminum Co 3,465
47,142 Republic Services, Inc 10,325
194,469 Rexford Industrial Realty, Inc 6,365
172,800 (a) Rivian Automotive, Inc 2,601
521,302 (a) ROBLOX Corp 29,485
358,491 Roche Holding AG. 143,070
3,255,014 (a) Rocket Cos, Inc 46,384
104,584 (a) Rocket Lab Corp 6,716
24,480 Rockwell Automation, Inc 8,785
334,484 (a) Roivant Sciences Ltd 9,265
63,259 Rollins, Inc 3,379
44,707 (a) Roper Industries, Inc 15,820
359,474 Ross Stores, Inc 77,873
26,423 Royal Caribbean Cruises Ltd 7,271
26,884 Royalty Pharma plc 1,290
35,512 RPM International, Inc 3,530
421,620 RTX Corp 81,331
31,164 S&P Global, Inc 13,255
98,085 Sabra Health Care REIT, Inc 1,886
120,911 Salesforce, Inc 22,570
389,473 Schlumberger Ltd 20,015
271,096 Schneider Electric S.A. 73,842
55,942 Seagate Technology Holdings plc 21,916
171,291 Sempra Energy 16,644
50 (a) ServiceNow, Inc 5
3,818,228 Shell plc 176,841
7,205 Sherwin-Williams Co 2,310
72,208 Simon Property Group, Inc 13,469
62,399 (b) SL Green Realty Corp 2,305
85,204 (b) Smartstop Self Storage REIT, Inc 2,580
3,524,567 Smurfit WestRock plc 140,454
427,665 (a) Snowflake, Inc 64,500
10,192 (a) Solventum Corp 666
237,972 Southern Co 22,969
121,875 STAG Industrial, Inc 4,395
1,227,043 Starbucks Corp 109,931
38,340 Steel Dynamics, Inc 6,901
438,652 (a) Stellantis NV 3,170
6,447 STERIS plc 1,426
237,461 Stryker Corp 78,027

Global Equities

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
52,248 Sun Communities, Inc $ 6,581
373,639 Sunbelt Rentals Holdings, Inc 23,835
235,193 (a) Take-Two Interactive Software, Inc 46,451
66,811 Targa Resources Corp 16,752
209,784 Target Corp 25,426
10,240 (a) Teledyne Technologies, Inc 6,195
81,607 (a) Tenaris S.A. 2,386
831,449 (a) Tesla, Inc 309,091
497,636 Texas Instruments, Inc 96,611
118,121 Texas Roadhouse, Inc (Class A) 19,507
38,337 Textron, Inc 3,357
145,420 Thermo Fisher Scientific, Inc 71,478
655,018 TJX Cos, Inc 104,606
442,687 T-Mobile US, Inc 92,978
81,108 Trane Technologies plc 33,801
12,260 TransDigm Group, Inc 14,209
535,763 (a) Uber Technologies, Inc 38,537
1,227 (a) Ulta Beauty, Inc 641
181,576 Union Pacific Corp 44,054
17,607 (a) United Airlines Holdings, Inc 1,621
160,766 United Parcel Service, Inc (Class B) 15,816
66,304 United Rentals, Inc 48,306
14,913 (a) United Therapeutics Corp 8,843
255,788 UnitedHealth Group, Inc 69,214
53,993 Urban Edge Properties 1,079
503,133 Valero Energy Corp 124,314
10,190 (a) Veeva Systems, Inc 1,790
138,287 Ventas, Inc 11,309
70,049 Veralto Corp 6,194
193,520 Verisk Analytics, Inc 36,720
437,921 Verizon Communications, Inc 21,984
1 (a) Versant Media Group, Inc 0 ^
56,118 (a) Vertex Pharmaceuticals, Inc 25,059
119,814 Vertiv Holdings Co 30,023
161,477 VICI Properties, Inc 4,412
620,380 Visa, Inc (Class A) 187,504
181,350 Vistra Corp 27,262
28,760 Vulcan Materials Co 7,831
9,880 W.W. Grainger, Inc 10,777
1,788,031 Walmart, Inc 222,217
541,601 Walt Disney Co 52,200
95,825 Waste Connections, Inc 15,566
25,867 Waste Connections, Inc 4,203
96,211 Waste Management, Inc 22,108
3,970 (a) Waters Corp 1,182
7,600 (b) Watsco, Inc 2,765
3,558,496 Wells Fargo & Co 283,292
181,255 Welltower, Inc 35,836
60,181 West Pharmaceutical Services, Inc 15,084
259,993 Western Digital Corp 70,326
37,192 Westinghouse Air Brake Technologies Corp 9,295
8,687 Westlake Chemical Corp 1,015
55,016 Weyerhaeuser Co 1,344
367,916 Williams Cos, Inc 26,777
99,623 WP Carey, Inc 6,770
68,752 Xylem, Inc 8,216
TOTAL UNITED STATES 21,154,215
ZAMBIA - 0.0%
154,227 (a) First Quantum Minerals Ltd 3,687
TOTAL ZAMBIA 3,687
TOTAL COMMON STOCKS
(Cost $26,008,729) 32,619,693

SHARES DESCRIPTION VALUE (000)
ZAMBIA (continued)
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.2%
103,870 (b) iShares MSCI South Korea ETF $ 12,777
25,000 Vanguard FTSE Developed Markets ETF 1,602
1,189,959 Vanguard FTSE Emerging Markets ETF 64,317
TOTAL INVESTMENT COMPANIES
(Cost $77,777) 78,696
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27 0 ^
TOTAL AUSTRALIA 0 ^
CHINA - 0.0%
3,342 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 0 ^
TOTAL CHINA 0 ^
MALAYSIA - 0.0%
153,340 (d) YTL Corp Bhd 12/31/99 7
110,060 (d) YTL Power International Bhd 12/31/99 13
TOTAL MALAYSIA 20
SINGAPORE - 0.0%
45,444 (d) CapitaLand Ascendas REIT 04/20/26 4
TOTAL SINGAPORE 4
TOTAL RIGHTS/WARRANTS
(Cost $0) 24
TOTAL LONG-TERM INVESTMENTS
(Cost $26,086,506) 32,698,413
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
CERTIFICATE OF DEPOSIT - 0.0%
$ 1,000,000 Royal Bank of Canada 4 .000% 05/06/26 1,000
500,000 Wells Fargo Bank, N.A. 3 .940 06/01/26 500
TOTAL CERTIFICATE OF DEPOSIT 1,500
REPURCHASE AGREEMENT - 0.2%
5,000,000 (g) Bank of Nova Scotia 3 .660 04/01/26 5,000
10,000,000 (h) Calyon 3 .660 04/01/26 10,000
5,000,000 (i) HSBC 3 .660 04/01/26 5,000
10,000,000 (j) HSBC 3 .670 04/01/26 10,000
10,000,000 (k) JP Morgan Securities LLC 3 .660 04/01/26 10,000
5,000,000 (l) JP Morgan Securities LLC 3 .670 04/01/26 5,000
12,000,000 (m) Merrill Lynch 3 .660 04/01/26 12,000
5,000,000 (n) Merrill Lynch 3 .670 04/01/26 5,000
5,000,000 (o) Nomura 3 .660 04/01/26 5,000
TOTAL REPURCHASE AGREEMENT 67,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $68,500) 68,500
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 0.4%
5,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 05/21/26 4,974
10,000,000 Federal Farm Credit Discount Notes 0 .000 04/09/26 9,991
12,500,000 Federal Farm Credit Discount Notes 0 .000 04/16/26 12,480
10,000,000 Federal Farm Credit Discount Notes 0 .000 06/02/26 9,937
4,000,000 Federal Farm Credit Discount Notes 0 .000 07/28/26 3,952
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/10/26 9,990
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/22/26 9,978
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/24/26 9,976
6,600,000 Federal Home Loan Bank Discount Notes 0 .000 05/13/26 6,572

Global Equities

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT AGENCY DEBT (continued)
$ 1,000,000 Federal Home Loan Bank Discount Notes 0 .000% 05/22/26 $ 995
12,500,000 Federal Home Loan Bank Discount Notes 0 .000 07/17/26 12,365
11,000,000 Federal Home Loan Bank Discount Notes 0 .000 07/22/26 10,876
6,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/11/26 5,902
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/25/26 9,823
10,000,000 Federal National Mortgage Association Discount Notes 0 .000 05/08/26 9,962
TOTAL GOVERNMENT AGENCY DEBT 127,773
REPURCHASE AGREEMENT - 1.0%
250,000,000 (p) Fixed Income Clearing Corporation 3 .660 04/01/26 250,000
77,515,000 (q) Fixed Income Clearing Corporation 3 .660 04/01/26 77,515
TOTAL REPURCHASE AGREEMENT 327,515
TREASURY DEBT - 0.5%
15,000,000 United States Treasury Bill 0 .000 04/09/26 14,988
15,000,000 United States Treasury Bill 0 .000 04/14/26 14,980
25,000,000 United States Treasury Bill 0 .000 04/21/26 24,950
10,000,000 United States Treasury Bill 0 .000 04/23/26 9,978
10,000,000 United States Treasury Bill 0 .000 04/30/26 9,971
10,000,000 United States Treasury Bill 0 .000 05/05/26 9,966
10,100,000 United States Treasury Bill 0 .000 05/07/26 10,063
15,000,000 United States Treasury Bill 0 .000 05/12/26 14,938
5,000,000 United States Treasury Bill 0 .000 05/14/26 4,979
12,500,000 United States Treasury Bill 0 .000 05/19/26 12,439
21,500,000 United States Treasury Bill 0 .000 06/09/26 21,352
12,500,000 United States Treasury Bill 0 .000 06/30/26 12,387
20,000,000 United States Treasury Bill 0 .000 07/21/26 19,778
TOTAL TREASURY DEBT 180,769
TOTAL SHORT-TERM INVESTMENTS
(Cost $636,066) 636,057
TOTAL INVESTMENTS - 100.1%
(Cost $26,791,072) 33,402,970
OTHER ASSETS & LIABILITIES, NET - (0.1)% (32,080)
NET ASSETS - 100.0% $33,370,890
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $227,813,350.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $289,857,560 or 0.9% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) When-issued or delayed delivery security.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(g) Agreement with Bank of Nova Scotia, 3.660% dated 3/31/26 to be repurchased at $5,001,381 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/30, valued at $5,100,638.
(h) Agreement with Calyon, 3.660% dated 3/31/26 to be repurchased at $10,046,044 on 4/1/26, collateralized by Government Agency Securities, with coupon rates 2.000%–6.500% and maturity dates 10/01/50–3/20/56, valued at $10,200,000.
(i) Agreement with HSBC, 3.660% dated 3/31/26 to be repurchased at $5,084,643 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date
11/15/39, valued at $5,100,013.
(j) Agreement with HSBC, 3.670% dated 3/31/26 to be repurchased at $10,046,910 on 4/1/26, collateralized by Government Agency Securities, with coupon rates 3.000%–6.500% and maturity dates 11/01/34–4/01/56, valued at $10,200,000.
(k) Agreement with JP Morgan Securities LLC, 3.660% dated 3/31/26 to be repurchased at $10,011,972 on 4/1/26, collateralized by Government Agency Securities, with coupon rates
0.000%–4.125% and maturity dates 4/15/26–2/15/36, valued at $10,200,010.
(l) Agreement with JP Morgan Securities LLC, 3.670% dated 3/31/26 to be repurchased at $5,013,761 on 4/1/26, collateralized by Government Agency Securities, with coupon rates 0.000%–
6.000% and maturity dates 12/01/27–3/01/56, valued at $5,100,000.
(m) Agreement with Merrill Lynch, 3.660% dated 3/31/26 to be repurchased at $12,040,397 on 4/1/26, collateralized by Government Agency Securities, with coupon rates 1.375%–3.875% and maturity dates 8/31/32–11/15/40, valued at $12,240,065.
(n) Agreement with Merrill Lynch, 3.670% dated 3/31/26 to be repurchased at $5,018,679 on 4/1/26, collateralized by Government Agency Securities, with coupon rates 2.000%–6.000% and maturity dates 9/01/28–3/20/56, valued at $5,100,001.
(o) Agreement with Nomura, 3.660% dated 3/31/26 to be repurchased at $5,083,468 on 4/1/26, collateralized by Government Agency Securities, with coupon rates 3.625%–4.000% and maturity dates 12/31/30–11/15/42, valued at $5,104,974.
(p) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $250,025,417 on 4/1/26, collateralized by Government Agency Securities, with coupon rates
3.500%–4.125% and maturity dates 1/31/28–12/01/31, valued at $255,000,000.
(q) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $77,522,881 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $79,065,423.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 1,027 06/19/26  $ 149,895 $ 148,972 $ (923)
S&P 500 E-Mini Index 1,245 06/18/26 415,068 409,029 (6,039)
Total 2,272  $ 564,963  $ 558,001  $ (6,962)

Global Equities

Portfolio of Investments March 31, 2026
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Global Equities
Long-Term Investments
:
Common stocks $21,702,600 $10,917,090 $3 $32,619,693
Investment companies 78,696 — — 78,696
Rights/Warrants — — 24 24
Short-Term Investments
:
Government agency debt — 127,773 — 127,773
Repurchase agreement — 327,515 — 327,515
Treasury debt — 180,769 — 180,769
Investments purchased with collateral from securities lending:
Certificate of deposit — 1,500 — 1,500
Repurchase agreement — 67,000 — 67,000
Investments in Derivatives
:
Futures contracts* (6,962) — — (6,962)
Total $21,774,334 $11,621,647 $27 $33,396,008
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments March 31, 2026
Growth

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 2.2%
2,180,819 (a) Tesla, Inc $ 810,720
TOTAL AUTOMOBILES & COMPONENTS 810,720
CAPITAL GOODS - 7.1%
576,336 Eaton Corp plc 206,138
440,260 GE Vernova, Inc 384,303
1,991,268 General Electric Co 565,062
453,401 HEICO Corp 124,323
2,021,948 Howmet Aerospace, Inc 465,978
83,547 Parker-Hannifin Corp 74,795
733,483 Quanta Services, Inc 402,697
572,727 Trane Technologies plc 238,678
906,850 Vertiv Holdings Co 227,238
TOTAL CAPITAL GOODS 2,689,212
COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
832,158 Cintas Corp 140,751
3,227,659 (a) Copart, Inc 107,158
430,852 Veralto Corp 38,096
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 286,005
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9.8%
13,345,774 (a) Amazon.com, Inc 2,779,524
662,353 Home Depot, Inc 217,841
5,269,063 (a) O'Reilly Automotive, Inc 486,387
1,207,692 TJX Cos, Inc 192,869
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,676,621
CONSUMER SERVICES - 2.0%
100,468 Booking Holdings, Inc 423,002
1,500,456 Carnival Corp 38,832
847,101 (a) Chipotle Mexican Grill, Inc (Class A) 27,116
425,185 (a) DoorDash, Inc 63,841
705,373 Hilton Worldwide Holdings, Inc 214,490
TOTAL CONSUMER SERVICES 767,281
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
184,533 Casey's General Stores, Inc 134,314
427,446 Costco Wholesale Corp 425,920
1,502,072 Walmart, Inc 186,678
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 746,912
ENERGY - 0.3%
366,122 Cheniere Energy, Inc 103,891
TOTAL ENERGY 103,891
FINANCIAL SERVICES - 5.1%
724,665 American Express Co 219,197
385,611 Ameriprise Financial, Inc 171,365
899,146 (b) iShares Russell 1000 Growth ETF 383,396
2,259,941 Mastercard, Inc (Class A) 1,129,202
TOTAL FINANCIAL SERVICES 1,903,160
FOOD, BEVERAGE & TOBACCO - 0.4%
2,201,978 Coca-Cola Co 167,461
TOTAL FOOD, BEVERAGE & TOBACCO 167,461
HEALTH CARE EQUIPMENT & SERVICES - 1.9%
2,807,386 (a) Boston Scientific Corp 176,164
917,689 (a) Intuitive Surgical, Inc 423,045

Growth

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
569,916 (a) Veeva Systems, Inc $ 100,111
TOTAL HEALTH CARE EQUIPMENT & SERVICES 699,320
MATERIALS - 0.3%
261,850 Linde plc 129,815
TOTAL MATERIALS 129,815
MEDIA & ENTERTAINMENT - 12.6%
6,540,715 Alphabet, Inc 1,876,270
4,336,054 Alphabet, Inc (Class A) 1,246,876
1,776,717 Meta Platforms, Inc 1,016,513
5,258,600 (a) Netflix, Inc 505,614
890,339 Walt Disney Co 85,811
TOTAL MEDIA & ENTERTAINMENT 4,731,084
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
1,660,530 AbbVie, Inc 361,149
1,205,568 Eli Lilly & Co 1,108,845
884,638 (a) Exelixis, Inc 37,942
1,051,849 Gilead Sciences, Inc 146,596
412,170 Johnson & Johnson 100,751
586,888 Regeneron Pharmaceuticals, Inc 453,453
234,754 Thermo Fisher Scientific, Inc 115,389
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,324,125
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.3%
399,492 (a) Advanced Micro Devices, Inc 81,269
834,732 Applied Materials, Inc 285,303
8,934,610 Broadcom, Inc 2,765,351
2,834,432 Lam Research Corp 605,605
2,409,482 Microchip Technology, Inc 155,676
28,003,100 Nvidia Corp 4,883,741
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,776,945
SOFTWARE & SERVICES - 13.6%
184,212 (a) Crowdstrike Holdings, Inc 71,918
519,436 Intuit, Inc 224,594
9,145,833 Microsoft Corp 3,385,513
743,164 Oracle Corp 109,327
2,152,522 (a) Palantir Technologies, Inc 314,871
2,655,268 (a) Palo Alto Networks, Inc 425,693
1,934,324 (a) Shopify, Inc (Class A) 229,449
1,351,333 (a) Snowflake, Inc 203,808
376,610 (a) Synopsys, Inc 149,318
TOTAL SOFTWARE & SERVICES 5,114,491
TECHNOLOGY HARDWARE & EQUIPMENT - 11.8%
3,781,375 Amphenol Corp (Class A) 477,777
11,847,127 Apple, Inc 3,006,682
4,765,867 (a) Arista Networks, Inc 585,153
374,748 Jabil Inc 99,544
134,968 (a) Lumentum Holdings, Inc 94,850
690,941 Western Digital Corp 186,893
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,450,899
TELECOMMUNICATION SERVICES - 0.3%
628,802 T-Mobile US, Inc 132,067
TOTAL TELECOMMUNICATION SERVICES 132,067
UTILITIES - 0.1%
259,131 Vistra Corp 38,955
TOTAL UTILITIES 38,955
TOTAL COMMON STOCKS
(Cost $23,632,457) 37,548,964
TOTAL LONG-TERM INVESTMENTS
(Cost $23,632,457) 37,548,964

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
28,572,688 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680% (d) $ 28,573
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $28,573) 28,573
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.0%
$ 10,000,000 Federal Farm Credit Discount Notes 0 .000 06/02/26 9,937
6,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/11/26 5,902
TOTAL GOVERNMENT AGENCY DEBT 15,839
REPURCHASE AGREEMENT - 0.1%
32,196,000 (e) Fixed Income Clearing Corporation 3 .660 04/01/26 32,196
TOTAL REPURCHASE AGREEMENT 32,196
TREASURY DEBT - 0.1%
7,255,000 United States Treasury Bill 0 .000 04/21/26 7,240
10,000,000 United States Treasury Bill 0 .000 04/30/26 9,971
6,000,000 United States Treasury Bill 0 .000 05/07/26 5,978
TOTAL TREASURY DEBT 23,189
TOTAL SHORT-TERM INVESTMENTS
(Cost $71,223) 71,224
TOTAL INVESTMENTS - 100.1%
(Cost $23,732,253) 37,648,761
OTHER ASSETS & LIABILITIES, NET - (0.1)% (39,882)
NET ASSETS - 100.0% $37,608,879
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $29,037,840.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $32,199,273 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $32,840,055.

Growth

Portfolio of Investments March 31, 2026
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Growth
Long-Term Investments
:
Common stocks $37,548,964 $— $— $37,548,964
Investments purchased with collateral from securities lending 28,573 — — 28,573
Short-Term Investments
:
Government agency debt — 15,839 — 15,839
Repurchase agreement — 32,196 — 32,196
Treasury debt — 23,189 — 23,189
Total $37,577,537 $71,224 $— $37,648,761

Portfolio of Investments March 31, 2026
S&P 500 Index

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 2.1%
101,015 (a) Aptiv plc $ 7,014
1,797,587 Ford Motor Co 20,744
411,953 General Motors Co 30,691
1,279,586 (a) Tesla, Inc 475,686
TOTAL AUTOMOBILES & COMPONENTS 534,135
BANKS - 3.5%
3,006,672 Bank of America Corp 146,575
796,300 Citigroup, Inc 90,308
196,124 Citizens Financial Group, Inc 11,761
416,198 Fifth Third Bancorp 19,337
940,852 Huntington Bancshares, Inc 14,724
1,226,151 JPMorgan Chase & Co 360,685
446,425 Keycorp 8,951
65,658 M&T Bank Corp 13,573
183,472 PNC Financial Services Group, Inc 38,179
409,143 Regions Financial Corp 10,687
575,729 Truist Financial Corp 26,466
707,341 US Bancorp 36,789
1,399,810 Wells Fargo & Co 111,439
TOTAL BANKS 889,474
CAPITAL GOODS - 6.8%
242,975 3M Co 35,287
47,598 A.O. Smith Corp 3,139
37,718 Allegion plc 5,480
105,092 Ametek, Inc 22,528
35,381 (a) Axon Enterprise, Inc 15,026
356,429 (a) Boeing Co 70,940
50,478 (a) Builders FirstSource, Inc 4,156
367,954 Carrier Global Corp 20,719
212,127 Caterpillar, Inc 150,283
15,855 Comfort Systems USA, Inc 21,864
62,837 Cummins, Inc 33,808
115,453 Deere & Co 65,035
62,743 Dover Corp 13,079
178,260 Eaton Corp plc 63,758
20,515 EMCOR Group, Inc 15,146
258,197 Emerson Electric Co 33,829
523,463 Fastenal Co 24,289
148,203 Fortive Corp 8,193
122,007 GE Vernova, Inc 106,500
24,455 (a) Generac Holdings, Inc 4,777
114,570 General Dynamics Corp 39,323
475,110 General Electric Co 134,822
288,075 Honeywell International, Inc 65,114
182,361 Howmet Aerospace, Inc 42,027
23,572 Hubbell, Inc 11,568
16,673 Huntington Ingalls Industries, Inc 6,334
37,050 IDEX Corp 7,023
118,831 Illinois Tool Works, Inc 30,930
165,133 Ingersoll Rand, Inc 13,230
279,048 Johnson Controls International plc 36,541
86,546 L3Harris Technologies, Inc 29,871
14,037 Lennox International, Inc 6,515
92,292 Lockheed Martin Corp 55,780
91,048 Masco Corp 5,497
25,712 Nordson Corp 6,841
60,296 Northrop Grumman Corp 41,136
175,608 Otis Worldwide Corp 13,536

S&P 500 Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
241,172 PACCAR, Inc $ 27,855
57,804 Parker-Hannifin Corp 51,748
73,009 Pentair plc 6,360
68,212 Quanta Services, Inc 37,450
50,900 Rockwell Automation, Inc 18,267
613,451 RTX Corp 118,335
23,180 Snap-On, Inc 8,419
62,943 Stanley Black & Decker, Inc 4,473
79,477 Textron, Inc 6,959
101,875 Trane Technologies plc 42,455
25,434 TransDigm Group, Inc 29,477
28,965 United Rentals, Inc 21,103
174,328 Vertiv Holdings Co 43,683
19,964 W.W. Grainger, Inc 21,777
76,349 Westinghouse Air Brake Technologies Corp 19,080
106,633 Xylem, Inc 12,743
TOTAL CAPITAL GOODS 1,734,108
COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
183,527 Automatic Data Processing, Inc 37,289
53,651 Broadridge Financial Solutions, Inc 8,717
151,750 Cintas Corp 25,667
398,388 (a) Copart, Inc 13,227
56,696 Equifax, Inc 10,209
54,485 Jacobs Solutions, Inc 6,935
59,769 Leidos Holdings, Inc 9,295
146,980 Paychex, Inc 13,540
91,481 Republic Services, Inc 20,036
136,920 Rollins, Inc 7,313
112,926 Veralto Corp 9,985
65,362 Verisk Analytics, Inc 12,403
168,499 Waste Management, Inc 38,719
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 213,335
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.5%
4,439,371 (a) Amazon.com, Inc 924,588
7,585 (a) Autozone, Inc 25,621
80,365 Best Buy Co, Inc 5,160
64,146 (a) Carvana Co 20,166
207,485 eBay, Inc 18,885
62,604 Genuine Parts Co 6,620
453,757 Home Depot, Inc 149,236
258,301 Lowe's Cos, Inc 61,031
378,421 (a) O'Reilly Automotive, Inc 34,932
15,773 Pool Corp 3,191
147,395 Ross Stores, Inc 31,930
503,944 TJX Cos, Inc 80,480
246,022 Tractor Supply Co 11,145
19,572 (a) Ulta Beauty, Inc 10,231
53,326 Williams-Sonoma, Inc 9,723
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,392,939
CONSUMER DURABLES & APPAREL - 0.5%
61,653 (a) Deckers Outdoor Corp 6,171
125,623 DR Horton, Inc 17,238
75,162 (a) Garmin Ltd 17,438
64,157 Hasbro, Inc 6,005
92,525 Lennar Corp (Class A) 8,035
48,107 (a) Lululemon Athletica, Inc 7,365
540,703 Nike, Inc (Class B) 28,560
1,178 (a) NVR, Inc 7,763
85,969 Pulte Homes, Inc 10,111
17,028 Ralph Lauren Corp 5,857

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
93,508 Tapestry, Inc $ 13,195
TOTAL CONSUMER DURABLES & APPAREL 127,738
CONSUMER SERVICES - 1.8%
195,621 (a) Airbnb, Inc 24,703
14,662 Booking Holdings, Inc 61,732
512,659 Carnival Corp 13,268
593,705 (a) Chipotle Mexican Grill, Inc (Class A) 19,004
52,652 Darden Restaurants, Inc 10,322
12,981 Domino's Pizza, Inc 4,657
171,856 (a) DoorDash, Inc 25,804
53,614 Expedia Group, Inc 12,379
104,561 Hilton Worldwide Holdings, Inc 31,795
136,206 Las Vegas Sands Corp 7,339
100,301 Marriott International, Inc (Class A) 32,805
323,997 McDonald's Corp 100,695
87,026 (a) MGM Resorts International 3,221
209,706 (a) Norwegian Cruise Line Holdings Ltd 3,922
113,864 Royal Caribbean Cruises Ltd 31,333
516,115 Starbucks Corp 46,239
37,541 Wynn Resorts Ltd 3,812
126,257 Yum! Brands, Inc 19,630
TOTAL CONSUMER SERVICES 452,660
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%
201,315 Costco Wholesale Corp 200,596
100,131 Dollar General Corp 11,888
83,234 (a) Dollar Tree, Inc 9,115
269,664 Kroger Co 19,513
218,211 Sysco Corp 15,565
208,776 Target Corp 25,304
1,989,118 Walmart, Inc 247,208
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 529,189
ENERGY - 4.0%
155,017 APA Corp 6,579
450,855 Baker Hughes Co 27,525
330,901 Cabot Oil & Gas Corp 11,628
106,597 Chesapeake Energy Corp 11,702
854,681 Chevron Corp 176,833
558,662 ConocoPhillips 73,743
281,812 Devon Energy Corp 14,181
85,629 Diamondback Energy, Inc 16,937
246,340 (a) EOG Resources, Inc 35,613
279,168 EQT Corp 17,766
1,905,290 Exxon Mobil Corp 323,251
391,411 Halliburton Co 15,261
889,231 Kinder Morgan, Inc 29,816
136,537 Marathon Petroleum Corp 33,340
327,744 Occidental Petroleum Corp 21,303
282,574 ONEOK, Inc 25,542
182,555 Phillips 66 33,258
690,955 Schlumberger Ltd 35,508
97,435 Targa Resources Corp 24,430
26,411 Texas Pacific Land Corp 12,534
139,059 Valero Energy Corp 34,359
551,515 Williams Cos, Inc 40,139
TOTAL ENERGY 1,021,248
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
63,452 Alexandria Real Estate Equities, Inc 2,945
213,492 American Tower Corp 36,844
64,941 AvalonBay Communities, Inc 10,608
70,810 Boston Properties, Inc 3,675
52,198 Camden Property Trust 5,098
196,400 Crown Castle, Inc 15,969

S&P 500 Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
145,837 Digital Realty Trust, Inc $ 26,281
44,646 Equinix, Inc 43,764
154,129 Equity Residential 9,117
31,445 Essex Property Trust, Inc 7,610
97,569 Extra Space Storage, Inc 12,794
37,730 Federal Realty Investment Trust 4,007
297,830 Healthpeak Properties, Inc 4,893
274,669 Host Hotels & Resorts Inc 5,263
251,172 Invitation Homes, Inc 6,242
133,867 Iron Mountain, Inc 13,673
292,000 Kimco Realty Corp 6,561
51,113 Mid-America Apartment Communities, Inc 6,242
422,414 Prologis, Inc 55,835
73,688 Public Storage, Inc 19,960
413,978 Realty Income Corp 25,327
68,471 Regency Centers Corp 5,180
48,316 SBA Communications Corp 8,316
148,269 Simon Property Group, Inc 27,657
129,570 UDR, Inc 4,377
213,593 Ventas, Inc 17,468
492,451 VICI Properties, Inc 13,454
318,101 (b) Welltower, Inc 62,892
317,721 Weyerhaeuser Co 7,762
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 469,814
FINANCIAL SERVICES - 7.3%
243,490 American Express Co 73,651
41,930 Ameriprise Financial, Inc 18,634
213,503 Apollo Global Management, Inc 23,788
95,770 Ares Management Corp 10,449
311,647 Bank of New York Mellon Corp 36,971
832,726 (a) Berkshire Hathaway, Inc 399,042
65,328 BlackRock, Inc 62,827
334,790 Blackstone, Inc 38,497
249,179 (a) Block, Inc 14,996
281,467 Capital One Financial Corp 51,348
47,864 Cboe Global Markets, Inc 13,453
760,802 Charles Schwab Corp 71,500
164,412 CME Group, Inc 48,559
101,389 (a) Coinbase Global, Inc 17,704
31,351 (a) Corpay, Inc 9,123
15,569 Factset Research Systems, Inc 3,378
235,799 Fidelity National Information Services, Inc 11,061
248,408 (a) Fiserv, Inc 13,861
114,634 (c) Franklin Resources, Inc 2,708
98,806 Global Payments, Inc 6,650
135,775 Goldman Sachs Group, Inc 114,864
201,061 Interactive Brokers Group, Inc (Class A) 13,485
262,449 Intercontinental Exchange, Inc 41,278
219,210 Invesco Ltd 5,325
35,667 Jack Henry & Associates, Inc 5,637
309,950 KKR & Co, Inc 28,670
369,287 Mastercard, Inc (Class A) 184,518
69,383 Moody's Corp 30,268
551,130 Morgan Stanley 90,699
33,500 MSCI, Inc (Class A) 18,057
208,263 Nasdaq Stock Market, Inc 17,679
83,700 Northern Trust Corp 11,682
418,975 PayPal Holdings, Inc 18,950
80,224 Raymond James Financial, Inc 11,616
359,769 (a) Robinhood Markets, Inc 24,932
139,504 S&P Global, Inc 59,337
130,279 State Street Corp 16,488

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
156,230 Synchrony Financial $ 10,627
101,022 T Rowe Price Group, Inc 9,106
763,930 Visa, Inc (Class A) 230,890
TOTAL FINANCIAL SERVICES 1,872,308
FOOD, BEVERAGE & TOBACCO - 2.2%
757,534 Altria Group, Inc 49,990
220,752 Archer-Daniels-Midland Co 16,046
89,107 Brown-Forman Corp (Class B) 2,356
59,106 Bunge Global S.A. 7,518
77,777 (c) Campbell Soup Co 1,732
1,753,654 Coca-Cola Co 133,365
196,809 ConAgra Brands, Inc 3,094
62,210 Constellation Brands, Inc (Class A) 9,332
234,340 General Mills, Inc 8,722
68,194 Hershey Co 14,177
111,636 Hormel Foods Corp 2,529
43,442 J.M. Smucker Co 4,190
632,817 Keurig Dr Pepper, Inc 16,662
367,228 Kraft Heinz Co 8,259
123,554 McCormick & Co, Inc 6,232
71,024 Molson Coors Brewing Co (Class B) 3,058
584,440 Mondelez International, Inc 33,687
331,607 (a) Monster Beverage Corp 24,028
627,105 PepsiCo, Inc 97,383
709,307 Philip Morris International, Inc 117,277
123,961 Tyson Foods, Inc (Class A) 7,942
TOTAL FOOD, BEVERAGE & TOBACCO 567,579
HEALTH CARE EQUIPMENT & SERVICES - 3.3%
794,531 Abbott Laboratories 81,575
29,398 (a) Align Technology, Inc 5,040
88,187 AmerisourceBergen Corp 27,703
206,696 Baxter International, Inc 3,473
132,084 Becton Dickinson & Co 20,768
685,785 (a) Boston Scientific Corp 43,033
108,804 Cardinal Health, Inc 22,991
219,471 (a) Centene Corp 7,185
119,240 Cigna Group 31,807
86,549 (a) Cooper Cos, Inc 6,188
574,877 CVS Health Corp 41,288
16,055 (a) DaVita, Inc 2,468
170,815 (a) DexCom, Inc 10,727
260,803 (a) Edwards Lifesciences Corp 20,885
100,318 Elevance Health, Inc 29,368
206,888 GE HealthCare Technologies, Inc 14,726
71,361 HCA, Inc 33,771
49,069 (a) Henry Schein, Inc 3,616
97,860 (a) Hologic, Inc 7,397
53,096 Humana, Inc 9,206
36,216 (a) IDEXX Laboratories, Inc 20,349
32,231 (a) Insulet Corp 6,763
161,916 (a) Intuitive Surgical, Inc 74,642
37,537 Labcorp Holdings, Inc 10,015
55,647 McKesson Corp 48,155
584,293 Medtronic plc 50,629
49,869 Quest Diagnostics, Inc 9,773
65,474 Resmed, Inc 14,698
61,669 (a) Solventum Corp 4,027
45,001 STERIS plc 9,951
157,989 Stryker Corp 51,914
412,221 UnitedHealth Group, Inc 111,543
25,194 Universal Health Services, Inc (Class B) 4,509

S&P 500 Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
89,187 Zimmer Biomet Holdings, Inc $ 8,064
TOTAL HEALTH CARE EQUIPMENT & SERVICES 848,247
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
111,432 Church & Dwight Co, Inc 10,399
53,740 (a) Clorox Co 5,569
372,838 Colgate-Palmolive Co 31,777
114,578 Estee Lauder Cos (Class A) 8,223
888,842 Kenvue, Inc 15,324
147,166 Kimberly-Clark Corp 14,197
1,053,181 Procter & Gamble Co 152,121
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 237,610
INSURANCE - 1.7%
211,778 Aflac, Inc 23,234
117,776 Allstate Corp 24,420
240,685 American International Group, Inc 18,112
97,588 Aon plc 31,499
165,353 (a) Arch Capital Group Ltd 15,872
21,206 Assurant, Inc 4,619
127,679 Brown & Brown, Inc 8,326
165,699 Chubb Ltd 54,006
71,503 Cincinnati Financial Corp 11,251
9,214 (a) Erie Indemnity Co (Class A) 2,316
16,271 Everest Re Group Ltd 5,318
116,755 Gallagher (Arthur J.) & Co 25,287
35,406 Globe Life, Inc 4,927
127,577 Hartford Financial Services Group, Inc 17,252
70,786 Loews Corp 7,556
220,737 Marsh & McLennan Cos, Inc 38,287
258,306 Metlife, Inc 18,267
93,185 Principal Financial Group 8,397
267,543 Progressive Corp 53,038
157,810 Prudential Financial, Inc 15,417
98,606 Travelers Cos, Inc 28,761
136,344 W.R. Berkley Corp 9,037
43,874 Willis Towers Watson plc 12,754
TOTAL INSURANCE 437,953
MATERIALS - 2.1%
102,859 (a) Air Products & Chemicals, Inc 29,880
51,231 Albemarle Corp 9,197
203,234 Amcor plc 8,079
34,749 Avery Dennison Corp 6,000
115,476 Ball Corp 6,826
66,417 CF Industries Holdings, Inc 8,624
306,661 Corteva, Inc 25,671
304,938 CRH plc 32,055
311,981 Dow, Inc 12,994
186,587 DuPont de Nemours, Inc 8,546
114,992 Ecolab, Inc 30,590
655,824 Freeport-McMoRan, Inc (Class B) 38,549
112,725 International Flavors & Fragrances, Inc 8,178
240,698 International Paper Co 8,593
213,551 Linde plc 105,870
109,118 LyondellBasell Industries NV 8,791
27,268 Martin Marietta Materials, Inc 16,052
122,866 (a) Mosaic Co 3,133
494,348 Newmont Goldcorp Corp 53,513
105,078 Nucor Corp 17,769
43,629 Packaging Corp of America 9,259
108,007 PPG Industries, Inc 11,544
106,533 Sherwin-Williams Co 34,149
241,913 Smurfit WestRock plc 9,640
63,162 Steel Dynamics, Inc 11,369

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
61,705 Vulcan Materials Co $ 16,802
TOTAL MATERIALS 531,673
MEDIA & ENTERTAINMENT - 9.3%
2,124,685 Alphabet, Inc 609,487
2,645,460 Alphabet, Inc (Class A) 760,728
40,225 (a) Charter Communications, Inc 8,684
1,634,846 Comcast Corp (Class A) 46,936
61,399 (a) EchoStar Corp (Class A) 7,188
101,789 Electronic Arts, Inc 20,752
95,616 Fox Corp (Class A) 5,584
64,549 Fox Corp (Class B) 3,428
73,476 (a) Live Nation, Inc 11,206
993,605 Meta Platforms, Inc 568,471
1,914,518 (a) Netflix, Inc 184,081
184,964 News Corp (Class A) 4,611
54,650 News Corp (Class B) 1,558
148,820 Omnicom Group, Inc 11,208
114,201 Paramount Skydance Corp 1,030
79,929 (a) Take-Two Interactive Software, Inc 15,786
32,161 TKO Group Holdings, Inc 6,485
806,411 Walt Disney Co 77,722
1,120,988 (a) Warner Bros Discovery, Inc 30,782
TOTAL MEDIA & ENTERTAINMENT 2,375,727
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
801,280 AbbVie, Inc 174,270
127,428 Agilent Technologies, Inc 14,524
245,993 Amgen, Inc 86,553
65,911 (a) Biogen, Inc 12,084
77,348 Bio-Techne Corp 4,042
926,167 Bristol-Myers Squibb Co 56,172
20,367 (a) Charles River Laboratories International, Inc 3,513
28,644 (a),(d) Chinook Therapeutics, Inc 0^
285,598 Danaher Corp 54,149
359,754 Eli Lilly & Co 330,891
565,914 Gilead Sciences, Inc 78,872
78,591 (a) Incyte Corp 7,397
15,231 (a),(d) Inhibrx, Inc 10
77,882 (a) IQVIA Holdings, Inc 13,282
1,093,681 Johnson & Johnson 267,339
1,128,477 Merck & Co, Inc 135,745
9,652 (a) Mettler-Toledo International, Inc 12,173
150,768 (a) Moderna, Inc 7,659
3,255 (a),(d) OmniAb Operations, Inc 0^
3,255 (a),(d) OmniAb Operations, Inc 0^
50,124 (c) PerkinElmer, Inc 4,391
2,591,206 Pfizer, Inc 72,761
45,526 Regeneron Pharmaceuticals, Inc 35,175
171,508 Thermo Fisher Scientific, Inc 84,301
114,992 (a) Vertex Pharmaceuticals, Inc 51,349
501,406 Viatris, Inc 6,774
44,881 (a) Waters Corp 13,366
32,171 West Pharmaceutical Services, Inc 8,063
192,520 Zoetis, Inc 22,758
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,557,613
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
134,790 (a) CBRE Group, Inc 18,259
194,125 (a) CoStar Group, Inc 7,831
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 26,090
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.4%
742,350 (a) Advanced Micro Devices, Inc 151,016
222,268 Analog Devices, Inc 70,712
361,851 Applied Materials, Inc 123,677

S&P 500 Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
2,154,663 Broadcom, Inc $ 666,890
49,253 (a) First Solar, Inc 9,716
2,140,712 (a) Intel Corp 94,470
60,127 KLA Corp 88,532
565,405 Lam Research Corp 120,804
250,309 Microchip Technology, Inc 16,172
512,573 Micron Technology, Inc 173,168
21,676 Monolithic Power Systems, Inc 23,699
11,046,105 Nvidia Corp 1,926,441
113,314 NXP Semiconductors NV 22,307
177,121 (a) ON Semiconductor Corp 10,967
94,121 Qnity Electronics, Inc 10,860
483,472 QUALCOMM, Inc 62,262
68,045 Skyworks Solutions, Inc 3,644
70,229 Teradyne, Inc 20,820
412,100 Texas Instruments, Inc 80,005
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,676,162
SOFTWARE & SERVICES - 9.0%
280,519 Accenture plc 55,624
187,157 (a) Adobe, Inc 45,494
64,314 (a) Akamai Technologies, Inc 7,386
122,942 (a) AppLovin Corp 48,931
97,621 (a) Autodesk, Inc 23,371
122,220 (a) Cadence Design Systems, Inc 33,961
230,329 Cognizant Technology Solutions Corp (Class A) 14,131
113,533 (a) Crowdstrike Holdings, Inc 44,324
145,300 (a) Datadog, Inc 17,153
23,865 (a) EPAM Systems, Inc 3,231
10,857 (a) Fair Isaac Corp 11,590
283,359 (a) Fortinet, Inc 23,156
33,642 (a) Gartner, Inc 5,327
265,360 Gen Digital, Inc 4,997
63,490 (a) GoDaddy, Inc 5,249
425,942 International Business Machines Corp 103,244
127,123 Intuit, Inc 54,965
3,375,005 Microsoft Corp 1,249,326
770,026 Oracle Corp 113,279
1,035,425 (a) Palantir Technologies, Inc 151,462
368,404 (a) Palo Alto Networks, Inc 59,063
53,457 (a) PTC, Inc 7,617
50,211 (a) Roper Industries, Inc 17,768
427,156 Salesforce, Inc 79,737
479,493 (a) ServiceNow, Inc 50,131
85,478 (a) Synopsys, Inc 33,890
203,928 (a) Trade Desk, Inc 4,627
110,999 (a) Trimble Inc 7,240
20,941 (a) Tyler Technologies, Inc 7,170
36,557 VeriSign, Inc 9,079
101,270 (a) Workday, Inc 13,157
TOTAL SOFTWARE & SERVICES 2,305,680
TECHNOLOGY HARDWARE & EQUIPMENT - 9.3%
554,839 Amphenol Corp (Class A) 70,104
6,675,738 Apple, Inc 1,694,236
470,729 (a) Arista Networks, Inc 57,796
62,135 CDW Corp 7,520
64,998 (a) Ciena Corp 25,234
1,798,918 Cisco Systems, Inc 139,578
85,420 (a) Coherent Corp 20,348
357,607 Corning, Inc 48,624
136,101 (a) Dell Technologies, Inc 22,338
25,715 (a) F5 Networks, Inc 7,440
609,438 Hewlett Packard Enterprise Co 14,511

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
416,418 HP, Inc $ 7,999
47,105 Jabil Inc 12,513
77,601 (a) Keysight Technologies, Inc 21,912
32,555 (a),(c) Lumentum Holdings, Inc 22,878
74,888 Motorola Solutions, Inc 32,499
91,924 NetApp, Inc 9,412
66,495 (a) SanDisk Corp 42,247
99,768 Seagate Technology Holdings plc 39,085
229,540 (a) Super Micro Computer, Inc 5,227
135,123 TE Connectivity plc 28,243
21,251 (a) Teledyne Technologies, Inc 12,857
152,796 Western Digital Corp 41,330
21,551 (a) Zebra Technologies Corp (Class A) 4,506
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,388,437
TELECOMMUNICATION SERVICES - 0.9%
3,191,107 AT&T, Inc 92,510
216,025 T-Mobile US, Inc 45,372
1,915,852 Verizon Communications, Inc 96,176
TOTAL TELECOMMUNICATION SERVICES 234,058
TRANSPORTATION - 1.4%
52,645 CH Robinson Worldwide, Inc 8,743
849,716 CSX Corp 34,881
287,540 Delta Air Lines, Inc 19,116
58,843 Expeditors International Washington, Inc 8,428
98,971 FedEx Corp 35,252
32,744 JB Hunt Transport Services, Inc 6,938
100,137 Norfolk Southern Corp 28,739
85,738 Old Dominion Freight Line 16,753
228,528 Southwest Airlines Co 8,586
933,732 (a) Uber Technologies, Inc 67,163
269,700 Union Pacific Corp 65,435
145,207 (a) United Airlines Holdings, Inc 13,369
342,385 United Parcel Service, Inc (Class B) 33,684
TOTAL TRANSPORTATION 347,087
UTILITIES - 2.5%
286,177 AES Corp 4,032
112,778 Alliant Energy Corp 8,093
127,259 Ameren Corp 13,988
245,789 American Electric Power Co, Inc 32,218
83,732 American Water Works Co, Inc 11,395
72,849 Atmos Energy Corp 13,457
297,418 Centerpoint Energy, Inc 12,836
135,539 CMS Energy Corp 10,515
162,567 Consolidated Edison, Inc 18,399
141,600 Constellation Energy Corp 39,542
392,306 Dominion Energy, Inc 24,252
95,605 DTE Energy Co 13,979
352,656 Duke Energy Corp 46,177
174,332 (a) Edison International 12,758
209,990 Entergy Corp 23,594
112,119 Evergy, Inc 9,185
168,794 Eversource Energy 11,694
459,296 Exelon Corp 22,515
232,653 FirstEnergy Corp 11,786
944,203 NextEra Energy, Inc 87,698
229,935 NiSource, Inc 10,729
97,469 NRG Energy, Inc 14,244
1,023,841 PG&E Corp 17,989
47,262 Pinnacle West Capital Corp 4,762
337,779 PPL Corp 12,903
227,494 Public Service Enterprise Group, Inc 18,416
302,878 Sempra Energy 29,431

S&P 500 Index

Portfolio of Investments March 31, 2026
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
501,377 Southern Co $ 48,393
148,298 Vistra Corp 22,294
147,762 WEC Energy Group, Inc 17,106
270,470 Xcel Energy, Inc 21,486
TOTAL UTILITIES 645,866
TOTAL COMMON STOCKS
(Cost $8,339,574) 25,416,730
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,208 (d) AstraZeneca plc 02/20/29 2
7,917 (d) Chinook Therapeutics, Inc 01/02/30 1
6,981 (d) Tobira Therapeutics, Inc 0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3
TOTAL RIGHTS/WARRANTS
(Cost $2) 3
TOTAL LONG-TERM INVESTMENTS
(Cost $8,339,576) 25,416,733
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
1,897,021 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.680% (f) 1,897
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,897) 1,897
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.0%
$ 6,000,000 Federal Home Loan Bank Discount Notes 0.000 09/11/26 5,902
5,000,000 Federal National Mortgage Association Discount Notes 0.000 05/08/26 4,981
TOTAL GOVERNMENT AGENCY DEBT 10,883
REPURCHASE AGREEMENT - 0.1%
25,876,000 (g) Fixed Income Clearing Corporation 3.660 04/01/26 25,876
TOTAL REPURCHASE AGREEMENT 25,876
TREASURY DEBT - 0.2%
10,000,000 United States Treasury Bill 0.000 04/30/26 9,971
6,000,000 United States Treasury Bill 0.000 05/07/26 5,978
7,500,000 United States Treasury Bill 0.000 05/19/26 7,464
20,000,000 United States Treasury Bill 0.000 06/09/26 19,862
TOTAL TREASURY DEBT 43,275
TOTAL SHORT-TERM INVESTMENTS
(Cost $80,034) 80,034
TOTAL INVESTMENTS - 99.7%
(Cost $8,421,507) 25,498,664
OTHER ASSETS & LIABILITIES, NET - 0.3% 66,662
NET ASSETS - 100.0% $25,565,326
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $16,803,444.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $25,878,631 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 11/15/27, valued at $26,393,590.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 399 06/18/26  $ 132,412 $ 131,086 $ (1,326)
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
S&P 500 Index
Long-Term Investments
:
Common stocks $25,416,720 $— $10 $25,416,730
Rights/Warrants — — 3 3
Investments purchased with collateral from securities lending 1,897 — — 1,897
Short-Term Investments
:
Government agency debt — 10,883 — 10,883
Repurchase agreement — 25,876 — 25,876
Treasury debt — 43,275 — 43,275
Investments in Derivatives
:
Futures contracts* (1,326) — — (1,326)
Total $25,417,291 $80,034 $13 $25,497,338
* Represents net unrealized appreciation (depreciation).

Core Bond
Portfolio of Investments March 31, 2026

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 96.8%
BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0 .0%
$ 406,570 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR3M + 3.250%) 7 .024% 04/12/28 $ 232
42,026 (a) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9 .002 10/15/29 43
1,235,829 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6 .377 04/30/30 1,240
885,659 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6 .168 02/28/31 887
952,218 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5 .918 03/22/30 953
TOTAL CAPITAL GOODS 3,355
COMMERCIAL & PROFESSIONAL SERVICES - 0 .0%
607,727 (a) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M + 4.000%) 7 .933 09/04/30 480
318,000 (a) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .532 03/27/28 319
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 799
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .0%
678,363 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .167 11/08/32 679
401,769 (a) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6 .173 04/23/31 401
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,080
CONSUMER DURABLES & APPAREL - 0 .0%
164,824 (a) Samsonite International S.A., Term Loan B, (TSFR1M + 1.750%) 5 .418 11/08/32 165
TOTAL CONSUMER DURABLES & APPAREL 165
CONSUMER SERVICES - 0 .1%
404,637 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .418 09/23/30 404
754,708 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .418 01/31/31 656
1,955,000 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .450 11/29/30 1,938
345,940 (a) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6 .176 12/16/30 346
915,623 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 5 .544 03/15/28 920
TOTAL CONSUMER SERVICES 4,264
ENERGY - 0 .0%
345,881 (a) Buckeye Partners, L.P., Term Loan B7, (TSFR1M + 1.750%) 5 .418 11/22/32 348
TOTAL ENERGY 348
FINANCIAL SERVICES - 0 .0%
170,597 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 5 .425 06/24/30 171
2,085,246 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .418 06/24/31 2,077
TOTAL FINANCIAL SERVICES 2,248
FOOD, BEVERAGE & TOBACCO - 0 .0%
235,137 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 7 .461 11/26/27 230
TOTAL FOOD, BEVERAGE & TOBACCO 230
HEALTH CARE EQUIPMENT & SERVICES - 0 .0%
93,801 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.750%) 5 .418 10/23/28 94
373,241 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5 .668 12/03/31 371
TOTAL HEALTH CARE EQUIPMENT & SERVICES 465
MATERIALS - 0 .0%
1,165,934 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 5 .518 09/07/27 1,169
TOTAL MATERIALS 1,169
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
96,705 (a) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .768 11/15/27 97
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 97
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
467,674 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6 .168 01/31/30 471
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 471
SOFTWARE & SERVICES - 0 .1%
1,217,914 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.500%) 6 .168 10/09/29 1,186
1,222,039 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .418 09/12/29 1,212
69,694 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .044 05/15/28 69
342,564 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 6 .544 05/15/28 162
636,317 (a) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7 .418 11/28/28 612

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SOFTWARE & SERVICES (continued)
$ 875,509 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .167% 02/10/31 $ 838
TOTAL SOFTWARE & SERVICES 4,079
TRANSPORTATION - 0 .0%
200,901 (a) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5 .417 03/21/31 200
TOTAL TRANSPORTATION 200
TOTAL BANK LOAN OBLIGATIONS
(Cost $19,512) 18,970
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 25.4%
AUTOMOBILES & COMPONENTS - 0.3%
EUR 300,000 Ford Motor Credit Co LLC
5 .125 02/20/29 356
3,500,000 (b) Ford Otomotiv Sanayi AS.
7 .125 04/25/29 3,512
EUR 500,000 General Motors Financial Co, Inc, Reg S
0 .600 05/20/27 561
10,550,000 General Motors Financial Co, Inc
4 .900 10/06/29 10,603
6,250,000 General Motors Financial Co, Inc
5 .850 04/06/30 6,469
12,000,000 General Motors Financial Co, Inc
2 .700 06/10/31 10,765
4,975,000 General Motors Financial Co, Inc
5 .600 06/18/31 5,092
EUR 205,000 (b) Goodyear Europe BV
2 .750 08/15/28 228
TOTAL AUTOMOBILES & COMPONENTS 37,586
BANKS - 6.4%
EUR 500,000 ABN AMRO Bank NV, Reg S
4 .250 02/21/30 593
2,000,000 (b) Akbank T.A.S.
6 .800 06/22/31 1,991
700,000 (b),(c) Banco de Credito e Inversiones S.A.
8 .750 N/A 736
2,675,000 (b) Banco Internacional del Peru SAA Interbank
4 .800 07/15/31 2,630
200,000 (b),(c) Banco Mercantil del Norte S.A.
6 .625 N/A 191
3,500,000 (b) Banco Santander Chile
4 .550 11/20/30 3,454
GBP 400,000 Banco Santander S.A., Reg S
4 .750 08/30/28 526
EUR 700,000 Banco Santander S.A., Reg S
4 .875 10/18/31 852
4,000,000 (b) Bangkok Bank PCL
4 .507 11/26/30 3,963
2,400,000 (b) Bangkok Bank PCL
5 .082 11/26/35 2,349
3,010,000 (b) Bangkok Bank PCL
3 .466 09/23/36 2,706
5,000,000 (b) Bank Hapoalim BM, Reg S
3 .255 01/21/32 4,931
1,450,000 (b) Bank Hapoalim BM, Reg S
5 .252 01/14/33 1,430
EUR 300,000 Bank of America Corp, Reg S
1 .776 05/04/27 347
55,925,000 Bank of America Corp
2 .592 04/29/31 51,665
12,400,000 Bank of America Corp
5 .288 04/25/34 12,551
25,175,000 Bank of America Corp
5 .744 02/12/36 25,610
34,550,000 Bank of America Corp
2 .676 06/19/41 24,760
20,000,000 (c) Bank of America Corp
6 .625 N/A 20,505
EUR 500,000 Bank of Ireland Group plc, Reg S
5 .000 07/04/31 609
10,175,000 (c) Bank of New York Mellon Corp
6 .300 N/A 10,367
EUR 400,000 Barclays plc, Reg S
0 .577 08/09/29 432
EUR 500,000 Barclays plc, Reg S
4 .918 08/08/30 600
5,000,000 Barclays plc
4 .942 09/10/30 5,026
8,425,000 Barclays plc
5 .367 02/25/31 8,571
6,075,000 Barclays plc
3 .330 11/24/42 4,515
1,500,000 (b) BBVA Bancomer S.A.
5 .125 01/18/33 1,458
1,400,000 (b) BBVA Bancomer S.A.
8 .450 06/29/38 1,505
1,825,000 (b) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .625 02/11/35 1,884
5,600,000 (b) BNP Paribas S.A.
1 .904 09/30/28 5,384
EUR 700,000 BNP Paribas S.A., Reg S
3 .875 02/23/29 816
5,000,000 (b) BNP Paribas S.A.
2 .159 09/15/29 4,710
6,550,000 (b) BNP Paribas S.A.
4 .916 01/15/34 6,405
22,100,000 CitiBank NA
4 .914 05/29/30 22,445
36,375,000 Citigroup, Inc
3 .200 10/21/26 36,175
8,750,000 Citigroup, Inc
4 .450 09/29/27 8,750
5,245,000 Citigroup, Inc
4 .125 07/25/28 5,201
EUR 200,000 Citigroup, Inc
2 .928 10/22/30 226
7,125,000 Citigroup, Inc
2 .572 06/03/31 6,531
EUR 200,000 Citigroup, Inc, Reg S
3 .750 05/14/32 231

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 6,750,000 (c) Citigroup, Inc
7 .625 % N/A $ 6,981
8,425,000 Cooperatieve Rabobank UA
3 .750 07/21/26 8,407
9,150,000 (b) Credit Agricole S.A.
5 .222 05/27/31 9,261
GBP 600,000 Danske Bank A.S., Reg S
2 .250 01/14/28 777
7,350,000 Deutsche Bank AG.
5 .371 09/09/27 7,475
5,575,000 Deutsche Bank AG.
2 .311 11/16/27 5,499
4,325,000 Deutsche Bank AG.
6 .819 11/20/29 4,541
2,325,000 Deutsche Bank AG.
4 .999 09/11/30 2,336
600,000 Deutsche Bank AG.
3 .742 01/07/33 547
2,425,000 (b) Development Bank of Kazakhstan JSC
2 .950 05/06/31 2,178
3,325,000 (b) Grupo Aval Ltd
4 .375 02/04/30 3,107
7,400,000 HSBC Holdings plc
7 .390 11/03/28 7,714
3,750,000 HSBC Holdings plc
3 .973 05/22/30 3,672
5,625,000 HSBC Holdings plc
5 .130 03/03/31 5,689
6,675,000 (c),(d) HSBC Holdings plc
6 .950 N/A 6,692
7,000,000 (c) Huntington Bancshares, Inc
5 .625 N/A 7,064
13,250,000 ING Groep NV
4 .803 03/23/32 13,171
2,125,000 (b) Intercorp Financial Services, Inc
4 .125 10/19/27 2,100
200,000 (b) Intesa Sanpaolo S.p.A
4 .198 06/01/32 187
2,000,000 (b) Itau Unibanco Holding S.A.
6 .000 02/27/30 2,052
14,600,000 JPMorgan Chase & Co
3 .200 06/15/26 14,578
8,325,000 JPMorgan Chase & Co
4 .323 04/26/28 8,321
EUR 600,000 JPMorgan Chase & Co, Reg S
1 .638 05/18/28 682
16,900,000 JPMorgan Chase & Co
5 .581 04/22/30 17,418
10,500,000 JPMorgan Chase & Co
3 .702 05/06/30 10,240
12,450,000 JPMorgan Chase & Co
5 .140 01/24/31 12,678
35,000,000 JPMorgan Chase & Co
4 .347 01/22/32 34,506
2,150,000 JPMorgan Chase & Co
1 .953 02/04/32 1,893
19,775,000 JPMorgan Chase & Co
4 .912 07/25/33 19,789
24,425,000 JPMorgan Chase & Co
5 .350 06/01/34 24,920
3,200,000 JPMorgan Chase & Co
6 .254 10/23/34 3,441
22,925,000 JPMorgan Chase & Co
5 .766 04/22/35 23,878
22,250,000 JPMorgan Chase & Co
5 .572 04/22/36 22,928
8,600,000 JPMorgan Chase & Co
5 .576 07/23/36 8,709
2,625,000 JPMorgan Chase & Co
2 .525 11/19/41 1,834
10,750,000 JPMorgan Chase & Co
3 .157 04/22/42 8,082
9,375,000 (c) JPMorgan Chase & Co
6 .875 N/A 9,727
6,250,000 (c) JPMorgan Chase & Co
3 .650 N/A 6,221
2,600,000 Lloyds Banking Group plc
6 .068 06/13/36 2,642
5,950,000 (c),(d) M&T Bank Corp
3 .500 N/A 5,760
25,000,000 (c) Mitsubishi UFJ Financial Group, Inc
6 .350 N/A 24,571
4,500,000 (b) Mizrahi Tefahot Bank Ltd, Reg S
5 .049 01/28/31 4,435
3,675,000 (b) Mizrahi Tefahot Bank Ltd, Reg S
3 .077 04/07/31 3,673
EUR 500,000 Mizuho Financial Group, Inc, Reg S
1 .598 04/10/28 559
7,200,000 Morgan Stanley Private Bank NA
4 .734 07/18/31 7,178
46,075,000 Morgan Stanley Private Bank NA
4 .465 11/19/31 45,360
6,150,000 (b) NBK SPC Ltd
1 .625 09/15/27 6,053
6,350,000 PNC Financial Services Group, Inc
5 .575 01/29/36 6,483
7,465,000 (c) PNC Financial Services Group, Inc
3 .400 N/A 7,347
EUR 400,000 Skandinaviska Enskilda Banken AB, Reg S
3 .875 05/09/28 469
400,000 SNB Funding Ltd, Reg S
6 .000 06/24/35 395
EUR 500,000 Societe Generale S.A., Reg S
4 .875 11/21/31 604
9,000,000 (c) Truist Financial Corp
6 .669 N/A 8,984
3,200,000 (b) United Overseas Bank Ltd
2 .000 10/14/31 3,157
16,375,000 Wells Fargo & Co
2 .393 06/02/28 15,983
9,600,000 Wells Fargo & Co
6 .303 10/23/29 9,998
15,925,000 Wells Fargo & Co
5 .605 04/23/36 16,296
12,150,000 (c) Wells Fargo & Co
6 .125 N/A 12,196
5,775,000 (c),(d) Wells Fargo & Co
7 .625 N/A 6,067
TOTAL BANKS 811,136
CAPITAL GOODS - 0.7%
5,350,000 Boeing Co
3 .250 02/01/28 5,244

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CAPITAL GOODS (continued)
$ 3,350,000 Boeing Co
5 .705% 05/01/40 $ 3,355
28,750,000 Boeing Co
5 .805 05/01/50 27,793
EUR 400,000 Carrier Global Corp
4 .125 05/29/28 469
EUR 700,000 Carrier Global Corp
4 .500 11/29/32 839
6,600,000 Eaton Corp
4 .200 03/06/31 6,505
4,400,000 Eaton Corp
4 .800 03/06/36 4,344
1,300,000 (b) Embraer Netherlands Finance BV
7 .000 07/28/30 1,412
8,125,000 (b) Honeywell Aerospace, Inc
4 .950 03/16/36 8,062
7,125,000 (b) Honeywell Aerospace, Inc
5 .732 03/16/56 7,043
5,850,000 Howmet Aerospace, Inc
4 .550 11/15/32 5,774
EUR 300,000 Illinois Tool Works, Inc
3 .250 05/17/28 347
12,000,000 L3Harris Technologies, Inc
5 .400 07/31/33 12,312
EUR 500,000 Raytheon Technologies Corp
2 .150 05/18/30 543
5,575,000 Raytheon Technologies Corp
2 .250 07/01/30 5,097
3,875,000 (b) Sociedad Quimica y Minera de Chile S.A.
6 .500 11/07/33 4,107
3,000,000 (b) Sociedad Quimica y Minera de Chile S.A.
3 .500 09/10/51 1,936
300,000 (b) WESCO Distribution, Inc
7 .250 06/15/28 302
TOTAL CAPITAL GOODS 95,484
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,450,000 (b) Bidvest Group UK plc
6 .200 09/17/32 2,439
104,326 CSC ServiceWorks East LLC
9 .107 09/04/30 107
KZT 277,000,000 International Bank for Reconstruction & Development
13 .750 06/11/26 575
111,000 (b),(d) Prime Security Services Borrower LLC
5 .750 04/15/26 111
1,325,000 (b) Prime Security Services Borrower LLC
3 .375 08/31/27 1,290
4,550,000 Verisk Analytics, Inc
5 .250 03/15/35 4,511
19,000,000 Waste Management, Inc
4 .950 03/15/35 19,047
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 28,080
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
16,900,000 Amazon.com, Inc
4 .250 03/13/31 16,776
12,725,000 Amazon.com, Inc
4 .875 03/13/36 12,609
3,800,000 Amazon.com, Inc
5 .800 03/13/56 3,797
925,000 (b) Bath & Body Works, Inc
6 .625 10/01/30 934
4,200,000 (b) El Puerto de Liverpool SAB de C.V.
5 .750 02/10/38 3,969
550,000 (b) Group 1 Automotive, Inc
4 .000 08/15/28 532
875,000 (b) Lithia Motors, Inc
4 .625 12/15/27 863
6,875,000 O'Reilly Automotive, Inc
3 .600 09/01/27 6,804
4,075,000 O'Reilly Automotive, Inc
4 .200 04/01/30 4,026
12,400,000 O'Reilly Automotive, Inc
1 .750 03/15/31 10,815
1,125,000 O'Reilly Automotive, Inc
5 .100 03/12/36 1,110
3,225,000 Walmart, Inc
4 .350 04/28/30 3,256
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 65,491
CONSUMER SERVICES - 0.3%
9,820,000 Amherst College
4 .100 11/01/45 8,165
2,500,000 (b) Arcos Dorados BV
6 .375 01/29/32 2,569
8,000,000 President and Fellows of Harvard College
3 .529 10/01/31 7,621
14,250,000 President and Fellows of Harvard College
3 .619 10/01/37 12,577
2,100,000 Sands China Ltd
5 .400 08/08/28 2,116
5,619,000 Smith College
4 .620 07/01/45 4,880
TOTAL CONSUMER SERVICES 37,928
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
19,000,000 Kroger Co
5 .000 09/15/34 18,760
3,250,000 Kroger Co
5 .500 09/15/54 3,018
2,600,000 SYSCO Corp
5 .400 03/23/35 2,581
5,450,000 SYSCO Corp
3 .150 12/14/51 3,358
GBP 500,000 Tesco Corporate Treasury Services plc, Reg S
2 .750 04/27/30 601
EUR 600,000 Tesco Corporate Treasury Services plc, Reg S
3 .375 05/06/32 678
4,000,000 Walmart, Inc
2 .500 09/22/41 2,868
7,400,000 (d) Walmart, Inc
4 .500 04/15/53 6,404
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 38,268
ENERGY - 1.5%
11,500,000 BP Capital Markets America, Inc
5 .227 11/17/34 11,736
EUR 500,000 BP Capital Markets plc, Reg S
1 .231 05/08/31 514

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ENERGY (continued)
$ 13,100,000 Cheniere Energy Partners LP
4 .000% 03/01/31 $ 12,575
6,850,000 Cheniere Energy Partners LP
3 .250 01/31/32 6,243
8,600,000 Cheniere Energy Partners LP
5 .550 10/30/35 8,758
2,000,000 Ecopetrol S.A.
6 .875 04/29/30 2,002
2,125,000 Ecopetrol S.A.
4 .625 11/02/31 1,889
200,000 Ecopetrol S.A.
8 .875 01/13/33 210
2,909,748 (b) EIG Pearl Holdings Sarl
3 .545 08/31/36 2,599
3,000,000 (b) Empresa Nacional del Petroleo
5 .250 11/06/29 3,003
12,968,000 Enbridge, Inc
3 .125 11/15/29 12,360
3,925,000 Enbridge, Inc
5 .700 03/08/33 4,066
2,950,000 Enbridge, Inc
3 .400 08/01/51 1,979
4,350,000 Energy Transfer LP
5 .350 01/15/36 4,320
775,000 Energy Transfer LP
5 .400 10/01/47 689
9,125,000 Energy Transfer LP
5 .000 05/15/50 7,573
3,750,000 Energy Transfer LP
5 .950 05/15/54 3,516
2,650,000 Enterprise Products Operating LLC
4 .250 02/15/48 2,134
6,200,000 Enterprise Products Operating LLC
4 .200 01/31/50 4,928
4,500,000 Enterprise Products Operating LLC
3 .200 02/15/52 2,933
6,500,000 Enterprise Products Operating LLC
3 .300 02/15/53 4,294
4,600,000 Expand Energy Corp
5 .700 01/15/35 4,672
1,979,670 (b) Galaxy Pipeline Assets Bidco Ltd
2 .160 03/31/34 1,756
3,300,000 (b) Galaxy Pipeline Assets Bidco Ltd
2 .625 03/31/36 2,807
8,375,000 Marathon Petroleum Corp
3 .800 04/01/28 8,277
5,060,000 Marathon Petroleum Corp
4 .750 09/15/44 4,302
5,500,000 Marathon Petroleum Corp
5 .000 09/15/54 4,609
3,525,000 (b) Midwest Connector Capital Co LLC
4 .625 04/01/29 3,507
4,850,000 MPLX LP
2 .650 08/15/30 4,470
3,600,000 ONEOK, Inc
5 .700 11/01/54 3,284
1,275,000 (b) ORLEN S.A.
6 .000 01/30/35 1,297
3,900,000 (b) Pertamina Hulu Energi PT
5 .250 05/21/30 3,909
200,000 (b),(d) Pertamina Persero PT
3 .650 07/30/29 192
2,450,000 Petrobras Global Finance BV
6 .250 01/10/36 2,393
300,000 Petroleos Mexicanos
6 .840 01/23/30 301
2,000,000 Petroleos Mexicanos
5 .950 01/28/31 1,912
3,000,000 Petroleos Mexicanos
6 .700 02/16/32 2,936
3,500,000 (b) Petronas Capital Ltd
4 .950 01/03/31 3,577
360,000 (b) Petronas Capital Ltd
5 .340 04/03/35 369
2,375,000 Phillips 66 Co
4 .680 02/15/45 2,000
475,000 Plains All American Pipeline LP
3 .800 09/15/30 458
2,950,000 (b) QazaqGaz NC JSC
4 .375 09/26/27 2,927
2,500,000 (b) Raizen Fuels Finance S.A.
5 .700 01/17/35 1,369
1,151,425 (b) Rio Oil Finance Trust
8 .200 04/06/28 1,183
4,000,000 (b) S.A. Global Sukuk Ltd
4 .125 09/17/30 3,861
2,500,000 (b) Thaioil Treasury Center Co Ltd
2 .500 06/18/30 2,256
11,000,000 TotalEnergies Capital International S.A.
3 .127 05/29/50 7,273
2,500,000 TotalEnergies Capital S.A.
5 .488 04/05/54 2,400
1,825,000 TotalEnergies Capital S.A.
5 .425 09/10/64 1,697
9,250,000 Williams Cos, Inc
5 .650 03/15/33 9,553
TOTAL ENERGY 187,868
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
5,100,000 Agree LP
2 .000 06/15/28 4,830
2,725,000 American Homes 4 Rent LP
5 .250 03/15/35 2,684
2,418,000 American Tower Corp
3 .375 10/15/26 2,404
EUR 550,000 American Tower Corp
0 .450 01/15/27 624
1,600,000 American Tower Corp
3 .600 01/15/28 1,576
4,350,000 American Tower Corp
3 .800 08/15/29 4,246
13,700,000 American Tower Corp
2 .900 01/15/30 12,859
2,750,000 American Tower Corp
2 .100 06/15/30 2,475
3,825,000 American Tower Corp
1 .875 10/15/30 3,376
6,725,000 American Tower Corp
5 .400 01/31/35 6,786
10,250,000 American Tower Corp
5 .350 03/15/35 10,317
1,075,000 Brixmor Operating Partnership LP
2 .250 04/01/28 1,032

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
GBP 400,000 Digital Stout Holding LLC, Reg S
3 .750% 10/17/30 $ 491
$ 6,700,000 Essex Portfolio LP
3 .000 01/15/30 6,312
6,975,000 Essex Portfolio LP
5 .375 04/01/35 7,033
1,440,000 (b) FIBRA ProLogis
5 .500 11/26/35 1,391
1,950,000 (b) FIBRA ProLogis
5 .625 01/14/38 1,855
11,375,000 Healthcare Realty Holdings LP
3 .500 08/01/26 11,337
3,000,000 Healthcare Realty Holdings LP
3 .625 01/15/28 2,939
8,975,000 Healthcare Realty Holdings LP
3 .100 02/15/30 8,447
1,750,000 Healthcare Realty Holdings LP
2 .400 03/15/30 1,597
1,050,000 Healthcare Realty Holdings LP
2 .050 03/15/31 911
7,950,000 Highwoods Realty LP
3 .875 03/01/27 7,904
2,900,000 Highwoods Realty LP
4 .125 03/15/28 2,858
2,875,000 Highwoods Realty LP
4 .200 04/15/29 2,796
4,000,000 Highwoods Realty LP
3 .050 02/15/30 3,687
3,845,000 (b) Iron Mountain, Inc
7 .000 02/15/29 3,919
5,250,000 Kite Realty Group LP
4 .950 12/15/31 5,230
EUR 500,000 Lineage Europe Finco BV
4 .125 11/26/31 560
EUR 350,000 ProLogis Euro Finance LLC
3 .250 09/22/32 389
EUR 400,000 ProLogis Euro Finance LLC
4 .000 05/05/34 458
GBP 300,000 ProLogis International Funding II S.A., Reg S
2 .750 02/22/32 342
1,275,000 ProLogis LP
2 .875 11/15/29 1,209
3,125,000 ProLogis LP
1 .750 07/01/30 2,790
1,025,000 Regency Centers LP
3 .600 02/01/27 1,019
3,350,000 Regency Centers LP
2 .950 09/15/29 3,193
25,315,000 (b) SBA Tower Trust
1 .631 11/15/26 24,901
42,100,000 (b) SBA Tower Trust
1 .840 04/15/27 41,087
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 197,864
FINANCIAL SERVICES - 1.8%
13,369,000 AerCap Ireland Capital DAC
3 .000 10/29/28 12,869
2,250,000 AerCap Ireland Capital DAC
3 .850 10/29/41 1,793
7,500,000 (c) American Express Co
3 .550 N/A 7,415
780,000 (b) Brazil Minas SPE via State of Minas Gerais
5 .333 02/15/28 782
6,635,000 (c),(d) Capital One Financial Corp
3 .950 N/A 6,539
6,250,000 Community Preservation Corp
2 .867 02/01/30 5,812
3,200,000 Corebridge Financial, Inc
6 .050 09/15/33 3,345
4,350,000 Corebridge Financial, Inc
5 .750 01/15/34 4,462
GBP 500,000 Credit Suisse Group AG., Reg S
2 .250 06/09/28 640
1,925,000 (b) DAE Funding LLC
4 .950 01/15/33 1,825
GBP 500,000 Deutsche Bank AG., Reg S
5 .000 02/26/29 657
EUR 500,000 Deutsche Bank AG., Reg S
5 .000 09/05/30 600
7,305,000 Discover Bank
3 .450 07/27/26 7,282
3,750,000 Discover Bank
2 .700 02/06/30 3,499
EUR 500,000 Goldman Sachs Group, Inc, Reg S
1 .250 02/07/29 545
12,425,000 Goldman Sachs Group, Inc
5 .330 07/23/35 12,467
3,500,000 Goldman Sachs Group, Inc
4 .411 04/23/39 3,135
6,825,000 Goldman Sachs Group, Inc
3 .436 02/24/43 5,136
7,200,000 (c) Goldman Sachs Group, Inc
6 .850 N/A 7,339
2,600,000 (b) Indian Railway Finance Corp Ltd
2 .800 02/10/31 2,375
1,700,000 (b) Indian Railway Finance Corp Ltd
3 .570 01/21/32 1,593
1,947,000 (b) Minejesa Capital BV
4 .625 08/10/30 1,923
31,425,000 Morgan Stanley
3 .125 07/27/26 31,316
EUR 800,000 Morgan Stanley
3 .149 11/07/31 902
17,700,000 Morgan Stanley
4 .708 03/12/32 17,581
14,250,000 Morgan Stanley
5 .250 04/21/34 14,295
5,150,000 Morgan Stanley
5 .424 07/21/34 5,225
4,000,000 Morgan Stanley
5 .831 04/19/35 4,153
4,925,000 Morgan Stanley
5 .320 07/19/35 4,942
14,850,000 Morgan Stanley
5 .587 01/18/36 15,140
13,550,000 Morgan Stanley
5 .664 04/17/36 13,879
4,440,000 (c) Northern Trust Corp
4 .600 N/A 4,406
1,500,000 (b) Perusahaan Penerbit SBSN Indonesia III
4 .500 12/01/30 1,472
3,350,000 (b) Power Finance Corp Ltd
3 .950 04/23/30 3,236

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FINANCIAL SERVICES (continued)
$ 550,000 Springleaf Finance Corp
5 .375% 11/15/29 $ 530
6,950,000 (c) State Street Corp
6 .700 N/A 7,062
EUR 400,000 UBS AG., Reg S
0 .500 03/31/31 400
EUR 800,000 UBS Group AG, Reg S
0 .250 11/05/28 881
7,500,000 (b) UBS Group AG.
5 .617 09/13/30 7,732
3,065,000 (b) UBS Group AG.
3 .179 02/11/43 2,251
4,225,000 Visa, Inc
2 .700 04/15/40 3,189
TOTAL FINANCIAL SERVICES 230,625
FOOD, BEVERAGE & TOBACCO - 0.7%
1,600,000 (b) Anadolu Efes Biracilik Ve Malt Sanayii AS.
3 .375 06/29/28 1,474
23,700,000 Anheuser-Busch Cos LLC
4 .700 02/01/36 23,083
16,223,000 Anheuser-Busch Cos LLC
4 .900 02/01/46 14,620
3,875,000 (b) Cia Cervecerias Unidas S.A.
3 .350 01/19/32 3,475
3,000,000 (b) Coca-Cola Icecek AS.
4 .500 01/20/29 2,873
2,975,000 (b) Gruma SAB de C.V.
5 .390 12/09/34 2,956
2,500,000 (b) Grupo Bimbo SAB de C.V.
4 .700 11/10/47 2,127
6,950,000 (b) Mars, Inc
5 .200 03/01/35 7,016
6,225,000 (b) Mars, Inc
5 .650 05/01/45 6,147
13,950,000 (b) Mars, Inc
5 .700 05/01/55 13,602
EUR 300,000 (b) Mondelez International Holdings Netherlands BV
1 .250 09/09/41 225
EUR 400,000 Philip Morris International, Inc
2 .750 06/06/29 453
11,000,000 Philip Morris International, Inc
5 .250 02/13/34 11,201
TOTAL FOOD, BEVERAGE & TOBACCO 89,252
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
EUR 500,000 Becton Dickinson Euro Finance Sarl
0 .334 08/13/28 539
1,925,000 Boston Scientific Corp
2 .650 06/01/30 1,793
4,600,000 Cardinal Health, Inc
5 .750 11/15/54 4,494
19,230,000 Children's Hospital Medic
4 .268 05/15/44 16,526
25,125,000 CVS Health Corp
5 .450 09/15/35 25,223
27,955,000 CVS Health Corp
5 .050 03/25/48 23,985
4,105,000 Dartmouth-Hitchcock Health
4 .178 08/01/48 3,199
4,225,000 HCA, Inc
5 .625 09/01/28 4,309
11,200,000 HCA, Inc
3 .625 03/15/32 10,408
10,000,000 HCA, Inc
6 .200 03/01/55 9,905
3,500,000 (b) Hologic, Inc
3 .250 02/15/29 3,494
5,000,000 New York and Presbyterian Hospital
3 .563 08/01/36 4,400
375,000 Tenet Healthcare Corp
4 .625 06/15/28 372
10,700,000 UnitedHealth Group, Inc
2 .300 05/15/31 9,590
2,100,000 UnitedHealth Group, Inc
5 .150 07/15/34 2,118
3,250,000 UnitedHealth Group, Inc
3 .750 10/15/47 2,404
TOTAL HEALTH CARE EQUIPMENT & SERVICES 122,759
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
6,220,000 Church & Dwight Co, Inc
2 .300 12/15/31 5,517
EUR 690,000 Colgate-Palmolive Co
3 .250 11/10/35 770
EUR 267,857 (b) Coty, Inc
3 .875 04/15/26 310
8,175,000 Haleon US Capital LLC
3 .625 03/24/32 7,682
EUR 400,000 The Procter & Gamble Company
1 .875 10/30/38 375
10,075,000 Unilever Capital Corp
4 .625 08/12/34 9,957
EUR 500,000 Unilever Finance Netherlands BV, Reg S
1 .125 02/12/27 571
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 25,182
INSURANCE - 1.7%
825,000 (b) Alliant Holdings Intermediate LLC
4 .250 10/15/27 809
6,800,000 (b) Allianz SE
6 .350 09/06/53 7,080
19,600,000 (b),(c) Allianz SE
6 .550 N/A 19,637
4,925,000 Aon Corp
2 .800 05/15/30 4,586
3,900,000 Aon Corp
5 .350 02/28/33 3,994
7,200,000 Arthur J Gallagher & Co
5 .550 02/15/55 6,721
5,250,000 AXIS Specialty Finance LLC
4 .900 01/15/40 5,036
16,000,000 Berkshire Hathaway Finance Corp
2 .850 10/15/50 10,043
1,400,000 Berkshire Hathaway Finance Corp
3 .850 03/15/52 1,057
1,350,000 Brown & Brown, Inc
5 .550 06/23/35 1,348
EUR 500,000 Chubb INA Holdings, Inc
1 .550 03/15/28 560

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INSURANCE (continued)
EUR 450,000 Chubb INA Holdings, Inc
1 .400% 06/15/31 $ 467
EUR 300,000 Credit Agricole Assurances S.A., Reg S
1 .500 10/06/31 306
EUR 400,000 Equitable Financial Life Global Funding, Reg S
0 .600 06/16/28 430
EUR 250,000 (b) Fairfax Financial Holdings Ltd
2 .750 03/29/28 283
$ 7,325,000 (b) Five Corners Funding Trust II
2 .850 05/15/30 6,824
3,000,000 (b) Hanwha Life Insurance Co Ltd
3 .379 02/04/32 2,960
22,408,000 Hartford Financial Services Group, Inc
2 .800 08/19/29 21,218
1,100,000 Hartford Financial Services Group, Inc
4 .300 04/15/43 924
2,500,000 Hartford Financial Services Group, Inc
2 .900 09/15/51 1,549
EUR 400,000 (b) Liberty Mutual Group, Inc
4 .625 12/02/30 481
EUR 600,000 (b) Liberty Mutual Group, Inc
3 .875 09/26/35 666
4,100,000 (b) Liberty Mutual Group, Inc
3 .951 10/15/50 2,976
10,250,000 MetLife, Inc
6 .350 03/15/55 10,401
8,200,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5 .875 05/23/42 8,379
9,425,000 (b) Omnis Funding Trust
6 .722 05/15/55 9,528
GBP 300,000 Pacific Life Global Funding II, Reg S
5 .375 11/30/28 399
11,875,000 PartnerRe Finance B LLC
4 .500 10/01/50 11,368
5,250,000 Principal Financial Group, Inc
2 .125 06/15/30 4,740
6,575,000 Prudential Financial, Inc
5 .200 03/14/35 6,626
6,960,000 Prudential Financial, Inc
3 .700 10/01/50 6,323
3,875,000 Prudential Financial, Inc
5 .125 03/01/52 3,708
3,950,000 Prudential Financial, Inc
6 .500 03/15/54 4,046
10,950,000 Reinsurance Group of America, Inc
5 .750 09/15/34 11,123
6,600,000 RenaissanceRe Holdings Ltd
5 .800 04/01/35 6,751
5,600,000 (b) Swiss Re Finance Luxembourg S.A.
5 .000 04/02/49 5,534
17,700,000 UnitedHealth Group, Inc
5 .625 07/15/54 16,869
9,350,000 (b) Wynnton Funding Trust
5 .251 08/15/35 9,191
TOTAL INSURANCE 214,941
MATERIALS - 0.6%
2,600,000 (b) Alpek SAB de C.V.
3 .250 02/25/31 2,181
852,000 Amcor Flexibles North America, Inc
3 .100 09/15/26 847
4,879,000 Amcor Flexibles North America, Inc
2 .630 06/19/30 4,490
9,400,000 Amcor Flexibles North America, Inc
2 .690 05/25/31 8,452
EUR 400,000 Amcor UK Finance plc
3 .950 05/29/32 456
2,000,000 (b) Antofagasta plc
5 .625 05/13/32 2,028
1,150,000 (b) Antofagasta plc
6 .250 05/02/34 1,201
1,375,000 (b) Antofagasta plc
5 .625 09/09/35 1,358
1,875,000 Ball Corp
2 .875 08/15/30 1,707
3,000,000 (b) Celulosa Arauco y Constitucion S.A.
4 .250 04/30/29 2,862
200,000 (b) Celulosa Arauco y Constitucion S.A.
4 .200 01/29/30 189
1,450,000 (b) Celulosa Arauco y Constitucion S.A.
6 .180 05/05/32 1,438
2,600,000 (b),(c) Cemex SAB de C.V.
7 .200 N/A 2,632
8,000,000 (b) Corp Nacional del Cobre de Chile
6 .330 01/13/35 8,338
1,250,000 (b) Corp Nacional del Cobre de Chile
6 .440 01/26/36 1,317
200,000 (b) Corp Nacional del Cobre de Chile
6 .780 01/13/55 212
1,800,000 (b) Freeport Indonesia PT
4 .763 04/14/27 1,796
3,600,000 (b) Inversiones CMPC S.A.
3 .000 04/06/31 3,144
3,000,000 (b) Klabin Austria GmbH
5 .750 04/03/29 3,012
4,000,000 (b) Momentive Performance Materials, Inc
4 .125 10/22/28 3,969
6,675,000 Nutrien Ltd
2 .950 05/13/30 6,256
1,000,000 (b) OCP S.A.
6 .100 04/30/30 1,016
2,150,000 (b) OCP S.A.
6 .750 05/02/34 2,237
EUR 250,000 (b) OI European Group BV
6 .250 05/15/28 290
300,000 Sasol Financing USA LLC
5 .500 03/18/31 271
4,300,000 Suzano Austria GmbH
3 .125 01/15/32 3,781
3,010,000 Suzano Netherlands BV
5 .500 01/15/36 2,912
200,000 (b) UltraTech Cement Ltd
2 .800 02/16/31 182
3,000,000 (b) Windfall Mining Group, Inc
5 .854 05/13/32 3,048
TOTAL MATERIALS 71,622
MEDIA & ENTERTAINMENT - 0.6%
21,450,000 Alphabet, Inc
4 .100 02/15/31 21,301
EUR 750,000 (b) BOI Finance BV
7 .500 02/16/27 880

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MEDIA & ENTERTAINMENT (continued)
$ 5,000,000 (b) CCO Holdings LLC
4 .250% 02/01/31 $ 4,557
8,150,000 Charter Communications Operating LLC
5 .850 12/01/35 8,016
6,100,000 Charter Communications Operating LLC
3 .500 03/01/42 4,176
EUR 450,000 Comcast Corp
0 .250 05/20/27 505
650,000 Lamar Media Corp
3 .750 02/15/28 632
1,000,000 Lamar Media Corp
4 .000 02/15/30 954
12,150,000 Meta Platforms, Inc
4 .875 11/15/35 11,920
15,250,000 Meta Platforms, Inc
5 .625 11/15/55 14,295
2,675,000 (b) Sirius XM Radio, Inc
4 .125 07/01/30 2,505
GBP 200,000 Time Warner Cable LLC
5 .750 06/02/31 261
4,400,000 Time Warner Cable LLC
5 .875 11/15/40 3,987
3,450,000 Time Warner Cable LLC
4 .500 09/15/42 2,591
EUR 700,000 (b) VZ Secured Financing BV
3 .500 01/15/32 719
1,413,000 (b) Ziff Davis, Inc
4 .625 10/15/30 1,332
TOTAL MEDIA & ENTERTAINMENT 78,631
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
EUR 500,000 AbbVie, Inc
2 .125 06/01/29 560
6,150,000 Amgen, Inc
4 .850 02/19/36 6,043
29,850,000 Amgen, Inc
5 .650 03/02/53 28,911
8,500,000 Augusta SpinCo Corp
4 .656 03/23/31 8,461
EUR 500,000 (b) Avantor Funding, Inc
3 .875 07/15/28 573
1,500,000 (b) Avantor Funding, Inc
4 .625 07/15/28 1,464
EUR 400,000 BMS Ireland Capital Funding DAC
2 .973 11/10/30 453
15,000,000 Bristol-Myers Squibb Co
5 .550 02/22/54 14,444
1,900,000 Gilead Sciences, Inc
2 .600 10/01/40 1,375
EUR 200,000 Johnson & Johnson
2 .700 02/26/29 229
EUR 400,000 Johnson & Johnson
3 .200 06/01/32 460
EUR 400,000 Johnson & Johnson
3 .600 02/26/45 429
EUR 400,000 MSD Netherlands Capital BV
3 .750 05/30/54 401
3,250,000 Novartis Capital Corp
5 .700 03/18/56 3,273
EUR 600,000 (b) Organon Finance  LLC
2 .875 04/30/28 668
EUR 500,000 Pfizer Netherlands International Finance BV
2 .875 05/19/29 571
EUR 300,000 Sartorius Finance BV, Reg S
4 .375 09/14/29 355
EUR 500,000 Takeda Pharmaceutical Co Ltd
1 .375 07/09/32 503
EUR 800,000 Thermo Fisher Scientific Finance I BV
0 .800 10/18/30 825
EUR 700,000 Thermo Fisher Scientific Finance I BV
3 .628 12/01/35 793
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 70,791
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
10,050,000 Broadcom, Inc
4 .600 07/15/30 10,100
6,375,000 Broadcom, Inc
4 .800 10/15/34 6,278
10,000,000 Broadcom, Inc
4 .950 01/15/36 9,863
25,131,000 (b) Broadcom, Inc
4 .926 05/15/37 24,375
1,925,000 Broadcom, Inc
5 .700 01/15/56 1,915
8,375,000 NVIDIA Corp
2 .000 06/15/31 7,502
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 60,033
SOFTWARE & SERVICES - 0.6%
4,175,000 Accenture Capital, Inc
4 .500 10/04/34 4,037
325,000 (b) ASGN, Inc
4 .625 05/15/28 315
EUR 400,000 Fiserv Funding ULC
2 .875 06/15/28 455
26,300,000 Microsoft Corp
2 .400 08/08/26 26,156
2,200,000 Microsoft Corp
3 .400 09/15/26 2,196
4,120,000 Microsoft Corp
2 .525 06/01/50 2,470
550,000 (b) Open Text Holdings, Inc
4 .125 02/15/30 491
9,900,000 Oracle Corp
4 .450 09/26/30 9,540
6,200,000 Oracle Corp
5 .200 09/26/35 5,816
17,800,000 Oracle Corp
5 .700 02/04/36 17,115
3,000,000 Roper Technologies, Inc
1 .400 09/15/27 2,870
10,050,000 Roper Technologies, Inc
2 .000 06/30/30 8,969
TOTAL SOFTWARE & SERVICES 80,430
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
GBP 350,000 Alphabet, Inc
4 .125 02/13/29 455
7,325,000 Alphabet, Inc
3 .700 02/15/29 7,262

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
EUR 500,000 Alphabet, Inc
2 .875% 11/06/31 $ 563
$ 4,325,000 Amphenol Corp
2 .800 02/15/30 4,069
4,825,000 Apple, Inc
2 .450 08/04/26 4,802
26,100,000 Apple, Inc
2 .050 09/11/26 25,906
3,225,000 Apple, Inc
4 .650 02/23/46 2,898
4,675,000 Apple, Inc
2 .650 02/08/51 2,829
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 48,784
TELECOMMUNICATION SERVICES - 1.8%
GBP 300,000 AT&T, Inc
2 .900 12/04/26 392
EUR 500,000 AT&T, Inc
2 .350 09/05/29 558
42,943,000 AT&T, Inc
2 .550 12/01/33 36,340
8,325,000 AT&T, Inc
4 .500 05/15/35 7,891
9,750,000 AT&T, Inc
4 .900 11/01/35 9,512
EUR 400,000 AT&T, Inc
3 .150 09/04/36 423
46,670,000 AT&T, Inc
3 .550 09/15/55 30,352
10,000,000 AT&T, Inc
6 .000 04/30/56 9,784
850,000 Deutsche Telekom International Finance BV
8 .750 06/15/30 976
1,375,000 (b) Millicom International Cellular S.A.
4 .500 04/27/31 1,253
2,750,000 (b) Millicom International Cellular S.A.
7 .375 04/02/32 2,784
295,000 (b) Sable International Finance Ltd
7 .125 10/15/32 291
3,300,000 (b) Sitios Latinoamerica SAB de C.V.
5 .375 04/04/32 3,219
900,000 (b) Telecomunicaciones Digitales S.A.
4 .500 01/30/30 848
22,975,000 T-Mobile USA, Inc
2 .625 02/15/29 21,852
30,200,000 T-Mobile USA, Inc
3 .875 04/15/30 29,411
8,800,000 T-Mobile USA, Inc
5 .050 07/15/33 8,861
2,225,000 T-Mobile USA, Inc
3 .000 02/15/41 1,627
7,800,000 T-Mobile USA, Inc
3 .300 02/15/51 5,105
9,625,000 T-Mobile USA, Inc
5 .875 11/15/55 9,386
4,725,000 (b) Turk Telekomunikasyon AS.
6 .950 10/07/32 4,601
EUR 400,000 Verizon Communications, Inc
1 .875 10/26/29 439
EUR 200,000 Verizon Communications, Inc
4 .250 10/31/30 237
31,900,000 Verizon Communications, Inc
5 .250 04/02/35 31,939
EUR 300,000 Verizon Communications, Inc
2 .875 01/15/38 303
2,900,000 Verizon Communications, Inc
5 .875 11/30/55 2,821
GBP 500,000 (b) Vmed O2 UK Financing I plc
4 .500 07/15/31 555
TOTAL TELECOMMUNICATION SERVICES 221,760
TRANSPORTATION - 0.1%
2,000,000 (b) Adani Ports & Special Economic Zone Ltd
4 .200 08/04/27 1,959
2,700,000 (b) Adani Ports & Special Economic Zone Ltd
3 .100 02/02/31 2,369
1,450,000 (b) Aeropuerto Internacional de Tocumen S.A.
4 .000 08/11/41 1,204
3,800,000 (b) ENA Master Trust
4 .000 05/19/48 2,983
4,600,000 (b) Montego Bay Airport Revenue Finance Ltd
6 .600 06/15/35 4,417
TOTAL TRANSPORTATION 12,932
UTILITIES - 3.0%
1,950,000 (b) Adani Electricity Mumbai Ltd
3 .867 07/22/31 1,710
1,650,000 AEP Transmission Co LLC
4 .000 12/01/46 1,297
1,175,000 AEP Transmission Co LLC
5 .400 03/15/53 1,105
3,475,000 Alabama Power Co
4 .150 08/15/44 2,828
6,025,000 Alabama Power Co
3 .450 10/01/49 4,188
3,923,461 (b) Alfa Desarrollo S.p.A
4 .550 09/27/51 2,983
17,400,000 Ameren Illinois Co
4 .950 06/01/33 17,486
2,750,000 American Water Capital Corp
3 .000 12/01/26 2,727
4,000,000 American Water Capital Corp
2 .800 05/01/30 3,755
8,500,000 American Water Capital Corp
2 .300 06/01/31 7,602
2,375,000 American Water Capital Corp
4 .000 12/01/46 1,835
4,500,000 American Water Capital Corp
3 .750 09/01/47 3,348
2,200,000 American Water Capital Corp
5 .700 09/01/55 2,152
5,788,000 Appalachian Power Co
4 .450 06/01/45 4,765
8,475,000 Atmos Energy Corp
1 .500 01/15/31 7,395
1,175,000 Atmos Energy Corp
4 .125 10/15/44 972
8,875,000 Atmos Energy Corp
5 .000 12/15/54 7,865
6,500,000 Baltimore Gas and Electric Co
3 .750 08/15/47 4,857

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 2,100,000 (b) Banco Nacional de Comercio Exterior SNC
5 .875% 05/07/30 $ 2,147
5,925,000 Berkshire Hathaway Energy Co
3 .250 04/15/28 5,814
1,075,000 CenterPoint Energy Houston Electric LLC
3 .000 03/01/32 980
2,850,000 CenterPoint Energy Houston Electric LLC
4 .850 04/01/36 2,791
EUR 350,000 CEZ AS., Reg S
0 .875 12/02/26 399
6,875,000 CMS Energy Corp
6 .500 06/01/55 6,999
3,500,000 (b) Colbun S.A.
5 .375 09/11/35 3,419
2,725,000 (b) Comision Federal de Electricidad
0 .000 01/28/34 2,641
200,000 (b) Comision Federal de Electricidad
6 .450 01/24/35 199
8,250,000 Commonwealth Edison Co
3 .000 03/01/50 5,270
6,600,000 Commonwealth Edison Co
2 .750 09/01/51 3,974
8,000,000 Consolidated Edison Co of New York, Inc
5 .500 03/15/55 7,602
2,178,000 Consumers Energy Co
2 .650 08/15/52 1,302
EUR 215,000 (b) ContourGlobal Power Holdings S.A.
5 .000 02/28/30 249
2,500,000 DTE Electric Co
3 .650 03/01/52 1,809
4,125,000 DTE Electric Co
5 .400 04/01/53 3,932
2,800,000 DTE Electric Co
5 .850 05/15/55 2,818
3,125,000 DTE Electric Co
5 .550 03/01/56 3,021
EUR 500,000 Duke Energy Corp
3 .100 06/15/28 574
EUR 400,000 Duke Energy Corp
3 .750 04/01/31 461
5,000,000 Duke Energy Florida LLC
4 .850 12/01/35 4,907
4,600,000 Duke Energy Florida LLC
3 .400 10/01/46 3,267
8,850,000 Duke Energy Indiana LLC
2 .750 04/01/50 5,379
6,100,000 Duke Energy Progress LLC
2 .500 08/15/50 3,500
EUR 600,000 E.ON SE, Reg S
3 .500 03/25/32 694
EUR 500,000 EDP Finance BV, Reg S
3 .875 03/11/30 585
EUR 500,000 Electricite de France S.A., Reg S
2 .000 10/02/30 542
3,445,000 (b) Empresas Publicas de Medellin ESP
4 .250 07/18/29 3,197
10,600,000 Enterprise Products Operating LLC
3 .700 01/31/51 7,666
4,700,000 Exelon Corp
6 .500 03/15/55 4,792
8,200,000 Florida Power & Light Co
4 .800 05/15/33 8,206
5,775,000 Florida Power & Light Co
3 .990 03/01/49 4,469
4,825,000 Florida Power & Light Co
5 .700 03/15/55 4,806
2,900,000 Indiana Michigan Power Co
3 .750 07/01/47 2,141
2,200,000 Indiana Michigan Power Co
5 .600 03/15/56 2,122
3,525,000 (b) Israel Electric Corp Ltd, Reg S
4 .250 08/14/28 3,455
2,150,000 (b) Israel Electric Corp Ltd, Reg S
5 .633 01/28/38 2,123
6,975,000 MidAmerican Energy Co
3 .650 04/15/29 6,849
5,400,000 MidAmerican Energy Co
3 .650 08/01/48 3,957
6,000,000 MPLX LP
6 .200 09/15/55 5,922
7,350,000 Nevada Power Co
2 .400 05/01/30 6,776
3,335,000 Nevada Power Co
5 .450 05/15/41 3,254
5,200,000 NextEra Energy Capital Holdings, Inc
6 .750 06/15/54 5,380
2,000,000 (b) Niagara Energy SAC
5 .746 10/03/34 1,994
20,060,000 NiSource, Inc
1 .700 02/15/31 17,434
3,300,000 NiSource, Inc
5 .850 04/01/55 3,208
6,000,000 (b) NRG Energy, Inc
2 .450 12/02/27 5,780
1,280,000 Oncor Electric Delivery Co LLC
5 .250 09/30/40 1,243
600,000 (b) Pattern Energy Operations LP
4 .500 08/15/28 586
2,775,000 PECO Energy Co
3 .000 09/15/49 1,803
3,700,000 PECO Energy Co
2 .800 06/15/50 2,287
3,000,000 (b) Perusahaan Listrik Negara PT
3 .375 02/05/30 2,788
200,000 (b) Perusahaan Listrik Negara PT
4 .875 07/17/49 160
2,100,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5 .450 02/03/36 2,008
5,000,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4 .000 06/30/50 3,421
750,000 Potomac Electric Power Co
7 .900 12/15/38 921
2,100,000 Public Service Co of Colorado
4 .050 09/15/49 1,612
4,450,000 Public Service Co of Colorado
3 .200 03/01/50 2,949
5,150,000 Public Service Electric and Gas Co
4 .900 12/15/32 5,216
6,970,000 Public Service Electric and Gas Co
3 .150 01/01/50 4,638
5,000,000 Public Service Electric and Gas Co
5 .450 03/01/54 4,774
14,640,000 Sierra Pacific Power Co
6 .375 09/15/56 14,520

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
EUR 500,000 Southern Power Co
1 .850% 06/20/26 $ 577
$ 3,576,520 (b) Sweihan PV Power Co PJSC
3 .625 01/31/49 2,850
6,700,000 Union Electric Co
5 .450 03/15/53 6,333
2,775,000 Union Electric Co
5 .125 03/15/55 2,514
3,250,000 Virginia Electric and Power Co
2 .950 11/15/26 3,226
22,150,000 Virginia Electric and Power Co
4 .950 03/15/36 21,592
21,075,000 WEC Energy Group, Inc
5 .625 05/15/56 20,650
3,000,000 Wisconsin Power and Light Co
4 .950 04/01/33 3,010
4,125,000 Wisconsin Power and Light Co
4 .100 10/15/44 3,284
2,240,000 Xcel Energy, Inc
4 .800 09/15/41 1,979
TOTAL UTILITIES 372,617
TOTAL CORPORATE BONDS
(Cost $3,368,718) 3,200,064
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 59.6%
AGENCY SECURITIES - 0.2%
25,000,000 Federal Home Loan Mortgage Corp
1 .540 08/17/35 19,216
TOTAL AGENCY SECURITIES 19,216
ASSET BACKED - 0.1%
5,000,000 (a),(b),(e) BX Trust, (TSFR1M + 1.300%)
4 .970 04/15/41 5,006
2,000,000 (a),(b),(e) BX Trust, (TSFR1M + 1.450%)
5 .120 04/15/41 2,003
3,325,000 (a),(b) CSTL Commercial Mortgage Trust
4 .695 02/10/43 3,293
3,362,717 (b) Morgan Stanley Capital I Trust
7 .982 10/12/50 3,359
5,000,000 (a),(b) PLYM Commercial Mortgage Trust, (TSFR1M + 1.650%)
5 .300 03/15/43 4,966
TOTAL ASSET BACKED 18,627
FOREIGN GOVERNMENT BONDS - 2.8%
AUD 1,550,000 Australia Government Bond, Reg S
2 .750 11/21/27 1,038
AUD 2,460,000 Australia Government Bond, Reg S
1 .000 12/21/30 1,439
AUD 1,300,000 Australia Government Bond, Reg S
2 .750 06/21/35 754
1,000,000 (b) Bahamas Government International Bond
8 .250 06/24/36 1,067
200,000 (b) Bank Gospodarstwa Krajowego
6 .250 10/31/28 210
3,815,000 (b) Bank Gospodarstwa Krajowego
5 .375 05/22/33 3,861
EUR 925,000 Bank Gospodarstwa Krajowego, Reg S
4 .375 03/13/39 1,063
EUR 3,650,000 (b) Banque Ouest Africaine de Developpement
2 .750 01/22/33 3,520
2,100,000 (b) Barbados Government International Bond
8 .000 06/26/35 2,126
1,750,000 (b) Benin Government International Bond
8 .375 01/23/41 1,725
8,000,000 (b) BNG Bank NV
0 .875 05/18/26 7,970
CLP 780,000,000 (b) Bonos de la Tesoreria de la Republica en pesos, Reg S
6 .000 04/01/33 866
BRL 8,500,000 Brazil Notas do Tesouro Nacional Serie F
10 .000 01/01/33 1,377
2,910,000 Brazilian Government International Bond
6 .000 10/20/33 2,918
600,000 Brazilian Government International Bond
6 .250 05/22/36 588
EUR 2,575,000 Bundesobligation, Reg S
2 .200 10/10/30 2,917
EUR 4,515,000 Bundesrepublik Deutschland, Reg S
0 .000 08/15/31 4,533
EUR 1,400,000 Bundesrepublik Deutschland, Reg S
2 .300 02/15/33 1,570
EUR 1,750,000 Bundesrepublik Deutschland, Reg S
1 .000 05/15/38 1,589
EUR 925,000 Bundesrepublik Deutschland, Reg S
0 .000 08/15/52 442
EUR 1,675,000 Bundesrepublik Deutschland Bundesanleihe, Reg S
2 .200 02/15/34 1,841
CAD 1,525,000 (b) Canada Housing Trust No
3 .550 09/15/32 1,106
CAD 1,100,000 Canada Housing Trust No
3 .450 03/15/35 779
CAD 3,950,000 Canadian Government Bond
3 .500 09/01/29 2,887
CAD 2,425,000 Canadian Government Bond
1 .500 12/01/31 1,594
CAD 1,475,000 Canadian Government International Bond
2 .000 06/01/28 1,042
CAD 850,000 Canadian Government International Bond
2 .000 06/01/32 570
2,184,253 Canal Barge Co, Inc
4 .500 11/12/34 2,152
EUR 700,000 Chile Government International Bond
3 .875 07/09/31 813
1,250,000 Chile Government International Bond
2 .550 01/27/32 1,106
1,850,000 Chile Government International Bond
3 .500 01/31/34 1,667
EUR 1,125,000 Chile Government International Bond
3 .800 07/01/35 1,269
CNY 46,100,000 China Government Bond
2 .550 10/15/28 6,887
CNY 16,100,000 China Government Bond
3 .270 11/19/30 2,537
CNY 47,200,000 China Government Bond
2 .040 11/25/34 6,990

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
CNY 43,850,000 China Government Bond
1 .610% 02/15/35 $ 6,264
CNY 18,900,000 China Government Bond
3 .860 07/22/49 3,458
CNY 10,000,000 China Government Bond
3 .390 03/16/50 1,714
CNY 4,700,000 China Government Bond
3 .810 09/14/50 858
CNY 4,700,000 China Government Bond
3 .720 04/12/51 851
$ 650,000 Colombia Government International Bond
6 .125 01/21/31 639
EUR 435,000 Colombia Government International Bond
5 .000 09/19/32 474
600,000 Colombia Government International Bond
8 .000 11/14/35 628
COP 3,300,000,000 Colombian TES
7 .750 09/18/30 722
EUR 500,000 (b) Costa Rica Government International Bond
6 .001 01/16/36 596
1,900,000 (b) Costa Rica Government International Bond
7 .000 04/04/44 2,000
CZK 27,700,000 Czech Republic Government Bond, Reg S
0 .950 05/15/30 1,139
1,575,000 (b) Dominican Republic Government International Bond
4 .875 09/23/32 1,450
3,050,000 (b) Dominican Republic Government International Bond
5 .875 01/30/60 2,546
2,225,000 (b) Dominican Republic International Bond
5 .300 01/21/41 1,891
4,775,000 (b) Eagle Funding Luxco Sarl
5 .500 08/17/30 4,800
2,000,000 (b) Ecuador Government International Bond
8 .750 01/29/34 1,960
99,120 (b) Ecuador Government International Bond (Step Bond)
1 .000 07/31/35 87
28,000 (b) Ecuador Government International Bond (Step Bond)
5 .000 07/31/40 22
1,500,000 (b) Egypt Government International Bond
8 .625 02/04/30 1,551
2,050,000 (b) Egypt Government International Bond
8 .500 01/31/47 1,768
1,425,000 Emirate of Dubai Government International Bonds, Reg S
3 .900 09/09/50 976
3,500,000 European Investment Bank
4 .875 02/15/36 3,641
2,000,000 (b) Export-Import Bank of India
3 .875 02/01/28 1,976
2,000,000 (b) Export-Import Bank of India
2 .250 01/13/31 1,782
3,350,000 Export-Import Bank of Korea
1 .250 09/21/30 2,954
EUR 1,325,000 (b) French Republic Government Bond OAT, Reg S
0 .750 11/25/28 1,451
EUR 2,150,000 (b) French Republic Government Bond OAT, Reg S
2 .750 02/25/30 2,467
EUR 290,000 (b) French Republic Government Bond OAT, Reg S
4 .750 04/25/35 365
EUR 1,525,000 French Republic Government Bond OAT
1 .250 05/25/36 1,400
EUR 2,225,000 (b) French Republic Government Bond OAT, Reg S
0 .500 05/25/40 1,604
EUR 860,000 (b) French Republic Government Bond OAT, Reg S
0 .750 05/25/52 443
EUR 960,000 (b) French Republic Government Bond OAT, Reg S
0 .750 05/25/53 479
704,069 (b) Ghana Government International Bond
5 .000 07/03/29 670
1,432,100 (b) Ghana Government International Bond
5 .000 07/03/35 1,220
450,000 (b) Guatemala Government International Bond
4 .375 06/05/27 445
500,000 (b) Guatemala Government International Bond
4 .650 10/07/41 417
EUR 590,000 (b) Hellenic Republic Government Bond, Reg S
3 .625 06/15/35 675
EUR 1,250,000 (b) Hellenic Republic Government International Bond, Reg S
1 .500 06/18/30 1,358
EUR 725,000 (b) Hellenic Republic Government International Bond, Reg S
0 .750 06/18/31 742
EUR 975,000 (b) Hellenic Republic Government International Bond, Reg S
3 .375 06/15/34 1,109
EUR 750,000 (b) Hellenic Republic Government International Bond, Reg S
4 .375 07/18/38 900
EUR 390,000 (b) Hellenic Republic Government International Bond, Reg S
4 .125 06/15/54 427
1,350,000 (b) Honduras Government International Bond
8 .625 11/27/34 1,513
HUF 370,000,000 Hungary Government Bond
4 .500 03/23/28 1,060
1,565,000 (b) Hungary Government International Bond
6 .125 05/22/28 1,601
1,150,000 (b) Hungary Government International Bond
2 .125 09/22/31 975
EUR 1,500,000 Hungary Government International Bond, Reg S
1 .750 06/05/35 1,370
1,500,000 (b) Hungary Government International Bond
6 .000 09/26/35 1,523
CAD 1,475,000 Hydro-Quebec
5 .000 02/15/45 1,094
INR 43,000,000 India Government International Bond
7 .180 08/14/33 455
EUR 425,000 Indonesia Government International Bond
4 .100 03/04/34 473
1,800,000 (b) Indonesia Government International Bond
4 .625 04/15/43 1,582
INR 17,000,000 Inter-American Development Bank
7 .000 04/17/33 170
IDR 20,900,000,000 International Bank for Reconstruction & Development
6 .250 01/12/28 1,241
EUR 725,000 Ireland Government Bond
2 .600 10/18/34 807
EUR 400,000 Ireland Government Bond, Reg S
1 .700 05/15/37 394
EUR 400,000 Ireland Government Bond, Reg S
3 .000 10/18/43 430
3,100,000 Israel Government International Bond
3 .375 01/15/50 1,999
EUR 2,015,000 Italy Buoni Poliennali Del Tesoro, Reg S
0 .450 02/15/29 2,173
EUR 1,875,000 Italy Buoni Poliennali Del Tesoro, Reg S
0 .950 08/01/30 1,980
EUR 675,000 Italy Buoni Poliennali Del Tesoro
4 .000 10/30/31 809

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
EUR 1,450,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
3 .150% 11/15/31 $ 1,664
EUR 400,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
3 .250 07/15/32 459
EUR 2,850,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
3 .650 08/01/35 3,263
EUR 785,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
5 .000 08/01/39 997
EUR 425,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
4 .450 09/01/43 502
EUR 925,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
4 .300 10/01/54 1,036
$ 2,900,000 (b) Ivory Coast Government International Bond
8 .075 04/01/36 2,944
1,000,000 (b) Ivory Coast Government International Bond
6 .750 02/25/41 878
JPY 277,000,000 Japan Government Five Year Bond
0 .005 09/20/26 1,738
JPY 445,000,000 Japan Government Five Year Bond
0 .300 09/20/28 2,728
JPY 191,000,000 Japan Government Five Year Bond
0 .500 03/20/29 1,169
JPY 408,000,000 Japan Government Forty Year Bond
0 .700 03/20/61 1,096
JPY 118,000,000 Japan Government Ten Year Bond
0 .100 09/20/26 741
JPY 449,600,000 Japan Government Ten Year Bond
0 .100 12/20/30 2,620
JPY 355,000,000 Japan Government Ten Year Bond
1 .200 12/20/34 2,057
JPY 415,000,000 Japan Government Thirty Year Bond
0 .500 09/20/46 1,530
JPY 105,000,000 Japan Government Thirty Year Bond
0 .600 09/20/50 345
JPY 453,000,000 Japan Government Thirty Year Bond
0 .700 09/20/51 1,482
JPY 118,500,000 Japan Government Thirty Year Bond
1 .300 06/20/52 455
JPY 202,000,000 Japan Government Twenty Year Bond
1 .400 09/20/34 1,195
JPY 93,000,000 Japan Government Twenty Year Bond
0 .600 12/20/36 484
JPY 153,000,000 Japan Government Twenty Year Bond
0 .300 06/20/39 704
JPY 190,000,000 Japan Government Twenty Year Bond
0 .300 09/20/39 866
JPY 561,000,000 Japan Government Twenty Year Bond
0 .400 03/20/40 2,551
1,000,000 (b) Jordan Government International Bond
7 .500 01/13/29 1,027
1,025,000 (b) Jordan Government International Bond
5 .850 07/07/30 1,008
1,000,000 (b) Jordan Government International Bond
5 .750 11/12/32 962
1,250,000 (b) Kazakhstan Government International Bond
5 .500 07/01/37 1,256
EUR 875,000 (b) Kingdom of Belgium Government Bond, Reg S
0 .350 06/22/32 854
EUR 2,325,000 (b) Kingdom of Belgium Government Bond, Reg S
1 .450 06/22/37 2,142
3,000,000 (b) Kommunalbanken AS.
1 .125 06/14/30 2,670
KRW 3,740,000,000 Korea Treasury Bond
1 .375 12/10/29 2,249
KRW 1,340,000,000 Korea Treasury Bond
2 .625 03/10/30 840
KRW 1,225,000,000 Korea Treasury Bond
2 .375 12/10/31 743
KRW 2,995,000,000 Korea Treasury Bond
2 .625 06/10/35 1,766
KRW 2,380,000,000 Korea Treasury Bond
2 .375 09/10/38 1,325
KRW 400,000,000 Korea Treasury Bond
1 .875 09/10/41 198
KRW 365,000,000 Korea Treasury Bond
2 .500 03/10/52 184
MYR 7,800,000 Malaysia Government Bond
4 .642 11/07/33 2,059
MXN 0 Mexican Bonos
8 .500 03/01/29 0
MXN 51,400,000 Mexican Bonos
7 .750 05/29/31 2,733
MXN 0 Mexican Bonos
8 .500 11/18/38 0
1,715,000 Mexico Government International Bond
5 .850 07/02/32 1,721
EUR 600,000 Mexico Government International Bond
4 .500 03/19/34 676
3,001,000 Mexico Government International Bond
6 .050 01/11/40 2,910
6,000,000 Mexico Government International Bond
4 .280 08/14/41 4,691
3,500,000 Mexico Government International Bond
4 .600 02/10/48 2,630
5,075,000 Mexico Government International Bond
4 .400 02/12/52 3,595
1,525,000 Mexico Government International Bond
7 .375 05/13/55 1,602
4,050,000 (b) Morocco Government International Bond
5 .500 12/11/42 3,714
AUD 500,000 New South Wales Treasury Corp, Reg S
4 .000 05/20/26 345
AUD 2,690,000 New South Wales Treasury Corp, Reg S
3 .000 04/20/29 1,760
NZD 925,000 New Zealand Government Bond
1 .500 05/15/31 465
NZD 3,871,000 New Zealand Government Bond
1 .750 05/15/41 1,447
1,500,000 (b) Nigeria Government International Bond
10 .375 12/09/34 1,718
1,000,000 (b) Nigeria Government International Bond
8 .631 01/13/36 1,042
NOK 7,000,000 (b) Norway Government International Bond, Reg S
1 .250 09/17/31 616
1,000,000 (b) Oman Government International Bond
5 .375 03/08/27 1,004
2,250,000 (b) Oman Government International Bond
6 .000 08/01/29 2,312
2,825,000 (b) Paraguay Government International Bond
2 .739 01/29/33 2,479
750,000 (b) Paraguay Government International Bond
6 .000 02/09/36 777
1,000,000 (b) Paraguay Government International Bond
6 .100 08/11/44 994

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 675,000 (b) Paraguay Government International Bond
6 .650% 03/04/55 $ 700
1,195,000 Peruvian Government International Bond
3 .000 01/15/34 1,020
PEN 3,515,000 (b) Peruvian Government International Bond
5 .400 08/12/34 958
165,000 Peruvian Government International Bond
5 .375 02/08/35 165
1,040,000 Peruvian Government International Bond
5 .875 08/08/54 1,001
4,920,000 Philippine Government International Bond
4 .200 03/29/47 3,923
CAD 875,000 Province of Ontario Canada
2 .150 06/02/31 594
CAD 875,000 Province of Ontario Canada
1 .900 12/02/51 370
CAD 650,000 Province of Quebec Canada
2 .750 09/01/27 467
6,000,000 Province of Quebec Canada
7 .500 09/15/29 6,665
CAD 2,025,000 Province of Quebec Canada
5 .000 12/01/41 1,530
7,000,000 Republic of Italy Government International Bond
4 .000 10/17/49 5,327
PLN 5,650,000 Republic of Poland Government International Bond
5 .750 04/25/29 1,559
950,000 Republic of Poland Government International Bond
5 .750 11/16/32 998
PLN 3,700,000 Republic of Poland Government International Bond
6 .000 10/25/33 1,019
EUR 875,000 Republic of Poland Government International Bond, Reg S
3 .875 07/07/37 992
2,245,000 Republic of Poland Government International Bond
5 .500 04/04/53 2,078
ZAR 12,550,000 Republic of South Africa Government International Bond
8 .875 02/28/35 728
1,500,000 (b) Republic of South Africa Government International Bond
7 .100 11/19/36 1,532
ZAR 8,000,000 Republic of South Africa Government International Bond
8 .750 01/31/44 427
2,800,000 Republic of South Africa Government International Bond
5 .375 07/24/44 2,183
UGX 2,000,000,000 Republic of Uganda Government Bonds
14 .250 06/22/34 497
UGX 1,900,000,000 Republic of Uganda Government Bonds
15 .800 06/23/39 497
UZS 5,990,000,000 (b) Republic of Uzbekistan International Bond
16 .625 05/29/27 518
675,000 (b) Republic of Uzbekistan International Bond
3 .700 11/25/30 614
375,000 (b) Republic of Uzbekistan International Bond
6 .900 02/28/32 391
RON 5,655,000 Romanian Government International Bond
8 .000 04/29/30 1,324
EUR 1,100,000 (b) Romanian Government International Bond
2 .000 04/14/33 1,000
1,700,000 (b) Romanian Government International Bond
5 .750 03/24/35 1,607
1,250,000 (b) Romanian Government International Bond
5 .750 07/04/36 1,159
3,300,000 (b) Romanian Government International Bond
4 .000 02/14/51 2,125
2,550,000 (b) Rwanda International Government Bond
5 .500 08/09/31 2,280
1,750,000 (b) Saudi Government International Bond
5 .625 01/13/35 1,810
4,200,000 (b) Saudi Government International Bond
3 .750 01/21/55 2,845
1,000,000 (b) Senegal Government International Bond
6 .750 03/13/48 506
EUR 1,250,000 (b) Serbia Government International Bond
1 .500 06/26/29 1,320
3,450,000 (b) Serbia Government International Bond
2 .125 12/01/30 2,975
560,000 (b) Serbia Government International Bond
6 .500 09/26/33 584
SGD 600,000 Singapore Government Bond
2 .750 03/01/35 485
SGD 600,000 Singapore Government International Bond
2 .875 09/01/30 486
EUR 725,000 (b) Spain Government Bond, Reg S
3 .150 04/30/35 824
EUR 700,000 (b) Spain Government Bond, Reg S
5 .150 10/31/44 938
EUR 850,000 (b) Spain Government Bond, Reg S
4 .000 10/31/54 966
EUR 845,000 (b) Spain Government International Bond, Reg S
1 .400 07/30/28 949
EUR 1,475,000 (b) Spain Government International Bond, Reg S
0 .600 10/31/29 1,582
EUR 900,000 (b) Spain Government International Bond, Reg S
3 .250 04/30/34 1,036
EUR 475,000 (b) Spain Government International Bond, Reg S
3 .900 07/30/39 560
EUR 2,350,000 (b) Spain Government International Bond, Reg S
1 .200 10/31/40 1,931
EUR 1,000,000 (b) Spain Government International Bond, Reg S
1 .900 10/31/52 752
CHF 1,700,000 Swiss Confederation Government Bond, Reg S
0 .250 06/23/35 2,113
THB 40,800,000 Thailand Government Bond
3 .450 06/17/43 1,274
AUD 4,650,000 Treasury Corp of Victoria
2 .250 11/20/34 2,489
EUR 1,925,000 Turkiye Government International Bond
5 .200 08/17/31 2,221
EUR 350,000 Turkiye Government International Bond
5 .150 03/10/34 391
1,850,000 Turkiye Government International Bond
7 .625 05/15/34 1,882
250,000 (b) Ukraine Government International Bond
4 .500 02/01/29 175
363,440 (b) Ukraine Government International Bond
0 .000 02/01/35 166
73,700 (b) Ukraine Government International Bond
0 .000 02/01/36 34
GBP 1,100,000 United Kingdom Gilt, Reg S
3 .750 03/07/27 1,448
GBP 1,220,000 United Kingdom Gilt, Reg S
1 .625 10/22/28 1,513
GBP 425,000 United Kingdom Gilt, Reg S
0 .500 01/31/29 507
GBP 3,750,000 United Kingdom Gilt, Reg S
4 .000 10/22/31 4,844

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
GBP 440,000 United Kingdom Gilt, Reg S
3 .250% 01/31/33 $ 535
GBP 550,000 United Kingdom Gilt, Reg S
0 .875 07/31/33 558
GBP 760,000 United Kingdom Gilt, Reg S
4 .625 01/31/34 998
GBP 750,000 United Kingdom Gilt, Reg S
4 .500 03/07/35 967
GBP 2,665,000 United Kingdom Gilt, Reg S
1 .750 09/07/37 2,534
GBP 900,000 United Kingdom Gilt, Reg S
3 .750 01/29/38 1,048
GBP 275,000 United Kingdom Gilt, Reg S
1 .250 10/22/41 210
GBP 575,000 United Kingdom Gilt, Reg S
1 .500 07/22/47 382
GBP 800,000 United Kingdom Gilt, Reg S
4 .250 12/07/49 884
GBP 1,875,000 United Kingdom Gilt, Reg S
0 .625 10/22/50 873
GBP 1,100,000 United Kingdom Gilt, Reg S
4 .375 07/31/54 1,212
$ 545,000 Uruguay Government International Bond
4 .375 01/23/31 543
UYU 44,700,000 Uruguay Government International Bond
8 .250 05/21/31 1,136
2,758,000 Uruguay Government International Bond
5 .442 02/14/37 2,814
1,400,000 Uruguay Government International Bond
5 .100 06/18/50 1,283
TOTAL FOREIGN GOVERNMENT BONDS 353,230
MORTGAGE BACKED - 25.0%
5,176,000 (a),(b) Angel Oak Mortgage Trust
2 .837 11/25/66 3,851
5,477,804 (a),(b) Bayview Opportunity Master Fund VI Trust
3 .000 10/25/51 4,713
11,000,000 (a),(b) BLP Commercial Mortgage Trust, (TSFR1M + 1.500%)
5 .173 12/15/42 11,017
4,000,000 (a),(b) BX Trust, (TSFR1M + 1.200%)
4 .950 03/15/39 3,978
2,953,168 (a),(b) Chase Home Lending Mortgage Trust Series
5 .500 12/25/56 2,939
67,077,311 (a),(b) Citigroup Mortgage Loan Trust
0 .153 02/25/52 586
7,520,595 (a),(b) Citigroup Mortgage Loan Trust
0 .250 02/25/52 103
16,740,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
6 .762 03/25/42 16,980
23,145,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
8 .312 06/25/42 24,064
10,260,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%)
7 .262 07/25/42 10,570
340,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7 .706 01/25/43 352
3,844,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .212 05/25/43 4,004
1,770,600 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%)
9 .012 05/25/43 1,894
2,255,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .456 06/25/43 2,340
915,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%)
10 .512 06/25/43 1,017
3,995,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
6 .362 07/25/43 4,087
3,215,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 3,350
2,425,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%)
9 .562 07/25/43 2,615
5,755,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .212 10/25/43 6,004
1,635,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%)
6 .150 02/25/44 1,638
1,023,286 Fannie Mae Pool
3 .500 05/01/32 1,009
122,257 Fannie Mae Pool
4 .500 10/01/33 121
235,855 Fannie Mae Pool
4 .500 05/01/35 234
1,512,051 Fannie Mae Pool
5 .000 05/01/35 1,524
732,072 Fannie Mae Pool
5 .000 10/01/35 739
620,268 Fannie Mae Pool
5 .000 02/01/36 626
2,130,450 Fannie Mae Pool
5 .500 11/01/38 2,194
725,385 Fannie Mae Pool
3 .000 10/01/39 677
8,804,385 Fannie Mae Pool
3 .000 05/01/40 8,173
1,085,798 Fannie Mae Pool
5 .000 09/01/40 1,097
2,361,461 Fannie Mae Pool
5 .000 05/01/41 2,387
6,536,047 Fannie Mae Pool
4 .000 09/01/42 6,341
5,058,511 Fannie Mae Pool
3 .500 04/01/43 4,763
4,609,728 Fannie Mae Pool
3 .500 09/01/43 4,352
5,080,258 Fannie Mae Pool
4 .500 03/01/44 5,023
22,370,844 Fannie Mae Pool
4 .000 05/01/44 21,730
2,141,580 Fannie Mae Pool
4 .500 06/01/44 2,115
2,086,925 Fannie Mae Pool
4 .500 10/01/44 2,056
3,672,088 Fannie Mae Pool
4 .500 11/01/44 3,627
1,084,939 Fannie Mae Pool
5 .000 11/01/44 1,096
1,393,820 Fannie Mae Pool
4 .500 12/01/44 1,373
1,481,865 Fannie Mae Pool
4 .000 01/01/45 1,438
358,370 Fannie Mae Pool
4 .500 03/01/45 353
225,941 Fannie Mae Pool
4 .500 04/01/45 223
4,830,811 Fannie Mae Pool
3 .500 05/01/45 4,561

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 6,271,419 Fannie Mae Pool
3 .500% 01/01/46 $ 5,898
736,918 Fannie Mae Pool
4 .000 04/01/46 712
5,106,113 Fannie Mae Pool
3 .500 06/01/46 4,791
6,587,270 Fannie Mae Pool
3 .500 07/01/46 6,183
11,377,298 Fannie Mae Pool
3 .500 07/01/46 10,715
1,176,187 Fannie Mae Pool
3 .000 10/01/46 1,039
6,387,188 Fannie Mae Pool
3 .500 10/01/46 5,993
2,569,056 Fannie Mae Pool
4 .500 05/01/47 2,543
291,291 Fannie Mae Pool
3 .000 11/01/47 257
4,850,817 Fannie Mae Pool
3 .500 11/01/47 4,563
10,334,101 Fannie Mae Pool
3 .500 01/01/48 9,663
4,422,486 Fannie Mae Pool
4 .500 01/01/48 4,350
3,750,924 Fannie Mae Pool
4 .500 02/01/48 3,690
2,807,973 Fannie Mae Pool
4 .500 05/01/48 2,762
1,885,208 Fannie Mae Pool
4 .500 05/01/48 1,854
408,365 Fannie Mae Pool
3 .000 06/01/49 361
13,380,789 Fannie Mae Pool
3 .000 07/01/50 12,015
8,963,961 Fannie Mae Pool
3 .000 09/01/51 8,012
58,040,730 Fannie Mae Pool
2 .500 12/01/51 49,310
1,920,500 Fannie Mae Pool
2 .500 01/01/52 1,627
21,852,375 Fannie Mae Pool
2 .500 02/01/52 18,709
12,703,918 Fannie Mae Pool
3 .000 02/01/52 11,186
9,359,214 Fannie Mae Pool
3 .500 02/01/52 8,689
16,633,630 Fannie Mae Pool
2 .500 04/01/52 14,050
24,012,170 Fannie Mae Pool
3 .000 04/01/52 21,360
14,052,885 Fannie Mae Pool
3 .000 04/01/52 12,489
41,560,211 Fannie Mae Pool
3 .000 04/01/52 36,587
24,402,283 Fannie Mae Pool
2 .500 05/01/52 20,650
10,666,039 Fannie Mae Pool
3 .000 05/01/52 9,478
33,877,447 Fannie Mae Pool
4 .000 05/01/52 32,076
1,602,601 Fannie Mae Pool
3 .000 06/01/52 1,411
30,589,998 Fannie Mae Pool
3 .500 06/01/52 28,208
16,712,874 Fannie Mae Pool
3 .500 06/01/52 15,342
69,311,897 Fannie Mae Pool
4 .000 06/01/52 65,692
6,545,021 Fannie Mae Pool
4 .500 06/01/52 6,349
45,169,532 Fannie Mae Pool
4 .000 07/01/52 42,685
6,436,951 Fannie Mae Pool
4 .500 07/01/52 6,243
6,914,967 Fannie Mae Pool
4 .500 07/01/52 6,700
7,738,027 Fannie Mae Pool
4 .500 08/01/52 7,498
39,286,179 Fannie Mae Pool
5 .000 08/01/52 38,944
122,940,991 Fannie Mae Pool
4 .000 09/01/52 116,521
120,097,265 Fannie Mae Pool
4 .500 09/01/52 116,417
23,242,563 Fannie Mae Pool
5 .000 09/01/52 23,039
75,207,822 Fannie Mae Pool
4 .000 10/01/52 71,253
63,475,150 Fannie Mae Pool
4 .500 10/01/52 61,569
12,479,697 Fannie Mae Pool
5 .000 10/01/52 12,374
103,279,072 Fannie Mae Pool
4 .500 11/01/52 100,083
287,632 Fannie Mae Pool
5 .000 01/01/53 285
54,547,708 Fannie Mae Pool
5 .000 02/01/53 54,062
42,733,566 Fannie Mae Pool
5 .500 02/01/53 43,101
11,121,571 Fannie Mae Pool
6 .000 02/01/53 11,404
56,397,138 Fannie Mae Pool
5 .000 04/01/53 55,889
12,959,132 Fannie Mae Pool
5 .000 05/01/53 12,842
15,968,598 Fannie Mae Pool
5 .000 06/01/53 15,854
94,232,796 Fannie Mae Pool
5 .500 06/01/53 95,015
5,762,789 Fannie Mae Pool
4 .000 07/01/53 5,445
8,336,155 Fannie Mae Pool
4 .500 07/01/53 8,057
8,708,905 Fannie Mae Pool
4 .500 08/01/53 8,429
3,133,460 Fannie Mae Pool
5 .000 08/01/53 3,101
39,797,621 Fannie Mae Pool
5 .500 08/01/53 40,110
3,846,019 Fannie Mae Pool
5 .500 10/01/53 3,874
29,761,474 Fannie Mae Pool
6 .000 01/01/54 30,353

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 6,975,313 Fannie Mae Pool
4 .000% 02/01/54 $ 6,607
161,343,360 Fannie Mae Pool
5 .500 04/01/54 162,239
164,405,639 Fannie Mae Pool
5 .500 05/01/54 165,319
1,503,815 Fannie Mae Pool
6 .000 06/01/54 1,535
15,677,734 Fannie Mae Pool
5 .500 10/01/54 15,759
10,691,439 Fannie Mae Pool
6 .000 10/01/54 10,903
3,649,157 (a) Fannie Mae REMICS, (SOFR30A + 5.836%)
2 .174 09/25/43 359
6,340,291 Fannie Mae REMICS
3 .500 02/25/48 5,667
4,331,051 Fannie Mae REMICS
4 .000 07/25/48 4,099
9,558,799 Fannie Mae REMICS
2 .000 08/25/50 1,183
9,460,981 Fannie Mae REMICS
2 .000 10/25/50 6,660
24,268,521 Fannie Mae REMICS
2 .500 11/25/50 3,319
8,513,840 Fannie Mae REMICS
3 .000 12/25/50 1,443
3,240,330 Fannie Mae REMICS
3 .000 02/25/51 618
9,921,508 Fannie Mae REMICS
2 .500 11/25/51 1,050
15,467,350 Fannie Mae REMICS
3 .500 04/25/52 12,024
3,718,659 Fannie Mae REMICS
4 .000 05/25/52 3,021
10,471,092 Fannie Mae REMICS
4 .500 07/25/52 9,358
6,130,952 Fannie Mae REMICS
4 .500 08/25/52 5,349
4,586,512 Fannie Mae REMICS
4 .000 09/25/52 4,045
5,232,662 Fannie Mae REMICS
4 .000 09/25/52 4,635
4,446,897 Fannie Mae REMICS
4 .500 10/25/52 4,229
5,078,824 Fannie Mae REMICS
4 .500 10/25/52 4,872
8,491,753 Fannie Mae REMICS
5 .500 11/25/52 8,593
25,985,250 Federal National Mortgage Association (FNMA)
2 .500 02/01/52 21,998
5,689,242 (a),(b) Flagstar Mortgage Trust
3 .000 12/30/51 4,895
3,826 Freddie Mac Gold Pool
8 .000 01/01/31 4
3,010 Freddie Mac Gold Pool
7 .000 01/01/32 3
128,778 Freddie Mac Gold Pool
4 .500 07/01/33 129
861,740 Freddie Mac Gold Pool
7 .000 12/01/33 906
260,072 Freddie Mac Gold Pool
4 .500 10/01/34 257
179,782 Freddie Mac Gold Pool
4 .500 04/01/35 178
142,574 Freddie Mac Gold Pool
7 .000 05/01/35 150
787,146 Freddie Mac Gold Pool
5 .000 06/01/36 795
315,329 Freddie Mac Gold Pool
5 .000 07/01/39 319
25,183 Freddie Mac Gold Pool
4 .500 02/01/44 25
902,610 Freddie Mac Gold Pool
4 .500 10/01/44 885
432,441 Freddie Mac Gold Pool
4 .500 11/01/44 424
864,678 Freddie Mac Gold Pool
4 .500 11/01/44 853
443,721 Freddie Mac Gold Pool
4 .500 12/01/44 435
425,982 Freddie Mac Gold Pool
4 .500 12/01/44 418
2,495,878 Freddie Mac Gold Pool
3 .500 04/01/45 2,359
271,306 Freddie Mac Gold Pool
4 .500 05/01/45 262
10,534,141 Freddie Mac Gold Pool
3 .500 08/01/45 9,957
939,812 Freddie Mac Gold Pool
4 .500 06/01/47 927
1,737,633 Freddie Mac Gold Pool
4 .000 09/01/47 1,673
1,868,461 Freddie Mac Gold Pool
3 .500 12/01/47 1,754
6,580,891 Freddie Mac Gold Pool
4 .500 08/01/48 6,483
3,081,825 Freddie Mac Gold Pool
4 .500 10/01/48 3,035
4,973,891 Freddie Mac Gold Pool
3 .500 11/01/48 4,664
10,248,267 Freddie Mac Pool
3 .000 11/01/49 9,183
12,413,504 Freddie Mac Pool
2 .500 11/01/51 10,520
25,374,886 Freddie Mac Pool
3 .000 11/01/51 22,846
3,607,836 Freddie Mac Pool
3 .000 11/01/51 3,223
2,174,824 Freddie Mac Pool
3 .000 11/01/51 1,967
3,281,465 Freddie Mac Pool
3 .000 11/01/51 2,958
10,978,554 Freddie Mac Pool
2 .500 04/01/52 9,309
5,434,653 Freddie Mac Pool
4 .000 04/01/52 5,153
72,076,503 Freddie Mac Pool
3 .000 05/01/52 63,451
6,072,786 Freddie Mac Pool
3 .000 06/01/52 5,346
1,018,278 Freddie Mac Pool
3 .500 06/01/52 940
14,053,434 Freddie Mac Pool
4 .500 06/01/52 13,629

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 594,909 Freddie Mac Pool
4 .500% 07/01/52 $ 577
13,727,275 Freddie Mac Pool
4 .500 07/01/52 13,312
8,366,191 Freddie Mac Pool
4 .500 09/01/52 8,114
24,522,394 Freddie Mac Pool
6 .000 11/01/52 25,084
17,620,681 Freddie Mac Pool
5 .000 01/01/53 17,465
101,482,161 Freddie Mac Pool
5 .000 06/01/53 100,563
20,294,845 Freddie Mac Pool
5 .000 08/01/53 20,095
19,515,133 Freddie Mac Pool
5 .500 08/01/53 19,656
9,232,844 Freddie Mac REMICS
3 .500 01/15/47 8,399
1,486,639 Freddie Mac REMICS
4 .000 10/15/47 1,399
1,412,444 Freddie Mac REMICS
4 .000 11/15/47 1,339
7,270,879 Freddie Mac REMICS
4 .000 01/15/48 6,892
8,385,706 Freddie Mac REMICS
4 .000 03/15/48 7,945
2,137,945 Freddie Mac REMICS
4 .000 04/15/48 2,025
5,324,775 Freddie Mac REMICS
4 .000 04/15/48 5,035
6,085,205 (a) Freddie Mac REMICS, (SOFR30A + 9.737%)
3 .861 06/15/48 5,544
4,548,264 (a) Freddie Mac REMICS, (SOFR30A + 9.657%)
3 .781 10/15/48 3,958
7,334,317 Freddie Mac REMICS
2 .000 09/25/50 5,021
4,229,491 Freddie Mac REMICS
2 .000 09/25/50 516
14,339,076 Freddie Mac REMICS
3 .000 09/25/50 10,557
7,263,132 Freddie Mac REMICS
3 .000 10/25/50 5,270
31,104,534 Freddie Mac REMICS
2 .500 02/25/51 5,213
3,658,286 Freddie Mac REMICS
4 .000 08/25/52 3,258
6,869,285 Freddie Mac REMICS
4 .500 10/25/52 6,416
8,467,629 Freddie Mac REMICS
5 .500 11/25/52 8,626
13,641,436 Freddie Mac REMICS
4 .500 12/25/55 11,799
860,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)
10 .762 01/25/42 893
3,925,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)
9 .106 02/25/42 4,020
6,630,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)
8 .647 04/25/42 6,944
2,988,800 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7 .012 05/25/42 3,054
15,150,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8 .162 06/25/42 15,725
14,260,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)
7 .662 07/25/42 14,708
10,346,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
7 .362 09/25/42 10,675
790,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)
6 .761 03/25/43 817
3,440,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
6 .912 04/25/43 3,573
5,035,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)
7 .162 05/25/43 5,260
140,861 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust
3 .789 02/25/48 138
29,416 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust
3 .850 05/25/48 29
5,975,754 (a),(b) GCAT Trust
3 .000 12/25/51 5,141
8,171,817 Ginnie Mae I Pool
3 .700 10/15/33 7,939
136,479 Ginnie Mae I Pool
5 .000 04/15/38 139
591,348 Ginnie Mae I Pool
5 .000 06/15/39 601
319,525 Ginnie Mae I Pool
5 .000 06/15/39 324
8,531,960 Ginnie Mae I Pool
3 .700 08/15/40 7,921
148,826 Ginnie Mae II Pool
6 .500 11/20/38 159
6,581,280 Ginnie Mae II Pool
3 .000 06/20/51 5,881
7,571,588 Ginnie Mae II Pool
3 .000 12/20/51 6,766
5,666,882 Ginnie Mae II Pool
2 .500 02/20/52 4,766
30,728,983 Ginnie Mae II Pool
3 .500 04/20/52 28,459
3,737,340 Ginnie Mae II Pool
3 .500 07/20/52 3,456
9,795,968 Ginnie Mae II Pool
4 .000 08/20/52 9,259
6,123,758 Ginnie Mae II Pool
4 .000 09/20/52 5,794
7,672,006 Ginnie Mae II Pool
5 .000 11/20/52 7,653
5,104,648 Ginnie Mae II Pool
4 .000 12/20/52 4,824
16,150,147 Ginnie Mae II Pool
4 .500 03/20/53 15,706
12,812,455 Government National Mortgage Association
5 .000 01/20/40 2,493
5,779,760 Government National Mortgage Association
4 .500 03/20/40 980
9,302,437 Government National Mortgage Association
5 .000 03/20/40 1,718
7,567,980 Government National Mortgage Association
2 .500 12/20/43 6,775
3,965,103 Government National Mortgage Association
3 .000 03/20/45 3,549
2,211,047 Government National Mortgage Association
4 .000 06/20/46 233
3,384,266 Government National Mortgage Association
5 .000 09/20/46 616

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 17,479,437 Government National Mortgage Association
3 .000% 11/20/51 $ 12,739
19,370,107 Government National Mortgage Association
3 .000 12/20/51 14,356
17,646,145 Government National Mortgage Association
3 .000 01/20/52 13,341
16,207,166 Government National Mortgage Association
3 .000 02/20/52 11,237
11,482,685 Government National Mortgage Association
4 .000 04/20/52 9,574
9,787,428 Government National Mortgage Association
5 .000 04/20/52 1,752
5,895,273 Government National Mortgage Association
4 .000 07/20/52 4,968
10,632,680 Government National Mortgage Association
4 .500 09/20/52 9,802
9,028,861 Government National Mortgage Association
4 .500 09/20/52 8,322
7,525,788 Government National Mortgage Association
4 .500 09/20/52 7,241
5,125,634 Government National Mortgage Association
4 .500 09/20/52 4,550
5,869,316 Government National Mortgage Association
4 .500 02/20/53 5,510
5,121,085 Government National Mortgage Association
5 .500 02/20/53 5,108
7,129,830 (a) Government National Mortgage Association, (SOFR30A + 6.950%)
3 .277 05/20/53 547
5,269,341 (a) Government National Mortgage Association, (SOFR30A + 23.205%)
8 .881 08/20/53 5,761
2,832,822 (a) Government National Mortgage Association, (SOFR30A + 25.350%)
11 .026 08/20/53 3,336
79,381,778 (a),(b) GS Mortgage-Backed Securities Corp Trust
0 .147 08/25/51 646
15,102,428 (a),(b) GS Mortgage-Backed Securities Trust
2 .500 11/25/51 12,462
8,977,301 (a),(b) GS Mortgage-Backed Securities Trust
2 .500 03/25/52 7,419
2,795,157 (a),(b) GS Mortgage-Backed Securities Trust
2 .821 05/28/52 2,342
9,354,162 (a),(b) GS Mortgage-Backed Securities Trust
3 .000 08/26/52 8,048
189,404 (a) Impac CMB Trust, (TSFR1M + 0.774%)
4 .453 03/25/35 180
6,438,570 (b) Imperial Fund Mortgage Trust
4 .638 03/25/67 6,148
1,019,463 (a),(b) J.P. Morgan Mortgage Trust
3 .241 10/25/52 838
844,730 (a),(b) JP Morgan Mortgage Trust
3 .500 05/25/47 770
921,603 (a),(b) JP Morgan Mortgage Trust
3 .500 10/25/48 831
184,763 (a),(b) JP Morgan Mortgage Trust
4 .000 01/25/49 172
21,631,406 (a),(b) JP Morgan Mortgage Trust
0 .125 06/25/51 132
38,484,386 (a),(b) JP Morgan Mortgage Trust
0 .104 11/25/51 219
4,428,483 (a),(b) JP Morgan Mortgage Trust
2 .500 11/25/51 3,662
40,013,738 (a),(b) JP Morgan Mortgage Trust
0 .112 12/25/51 241
5,426,179 (a),(b) JP Morgan Mortgage Trust
2 .500 12/25/51 4,484
879,130 (a),(b) JP Morgan Mortgage Trust
2 .836 12/25/51 716
7,237,516 (a),(b) JP Morgan Mortgage Trust
2 .500 01/25/52 6,008
8,427,694 (a),(b) JP Morgan Mortgage Trust
0 .500 04/25/52 246
8,257,026 (a),(b) JP Morgan Mortgage Trust
3 .344 04/25/52 7,082
5,283,606 (a),(b) JP Morgan Mortgage Trust
3 .344 04/25/52 4,476
2,399,701 (a),(b) JP Morgan Mortgage Trust
3 .344 04/25/52 1,977
9,366,838 (a),(b) JP Morgan Mortgage Trust
2 .500 06/25/52 7,741
2,617,237 (a),(b) JP Morgan Mortgage Trust
3 .000 06/25/52 2,273
75,477,294 (b) JP Morgan Mortgage Trust
0 .224 07/25/52 714
11,790,981 (a),(b) JP Morgan Mortgage Trust
2 .500 07/25/52 9,744
18,512,284 (a),(b) JP Morgan Mortgage Trust
3 .250 07/25/52 16,524
15,853,343 (a),(b) JP Morgan Mortgage Trust
3 .000 08/25/52 13,639
3,034,446 (a),(b) JP Morgan Mortgage Trust
3 .094 08/25/52 2,467
8,433,652 (a),(b) JP Morgan Mortgage Trust
3 .000 10/25/52 7,256
5,140,717 (a),(b) JP Morgan Mortgage Trust
3 .000 11/25/52 4,413
7,026,927 (a),(b) JP Morgan Mortgage Trust
3 .000 04/25/53 6,045
3,008,098 (a),(b) JP Morgan Mortgage Trust
5 .000 06/25/53 2,939
3,011,481 (a),(b) JP Morgan Mortgage Trust
5 .500 06/25/53 2,988
4,000,000 (a),(b) LEX Trust, (TSFR1M + 1.350%)
5 .000 03/15/43 3,989
10,750,000 (a),(b) LSTR Trust, (TSFR1M + 1.500%)
5 .173 12/15/40 10,724
3,000,000 (a),(b) LSTR Trust, (TSFR1M + 1.950%)
5 .623 12/15/40 2,992
6,774,256 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 08/25/51 5,602
1,522,343 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 1,370
4,546,623 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 3,760
1,518,000 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
5 .500 04/25/56 1,505
4,909,948 (a),(b) OBX
3 .000 01/25/52 4,224
5,500,000 (a),(b) PMT Loan Trust
5 .500 02/25/57 5,513
9,147,000 (a),(b),(e) PMT Loan Trust
6 .000 03/25/57 9,208
2,231,656 (a),(b) RCKT Mortgage Trust
3 .007 09/25/51 1,810
12,207,051 (a),(b) RCKT Mortgage Trust
2 .500 02/25/52 10,095

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 5,273,042 (a),(b) RCKT Mortgage Trust
3 .000% 05/25/52 $ 4,537
350,480 (a),(b) RCKT Mortgage Trust
3 .185 05/25/52 295
766,918 (a),(b) RCKT Mortgage Trust
4 .000 06/25/52 705
194,645 (a),(b) Sequoia Mortgage Trust
4 .000 06/25/49 184
1,008,926 (a),(b) Sequoia Mortgage Trust
3 .500 12/25/49 910
4,949,370 (a),(b) Sequoia Mortgage Trust
2 .500 06/25/51 4,087
8,014,464 (a),(b) Sequoia Mortgage Trust
4 .000 11/25/55 7,445
6,468,239 (a),(b) Sequoia Mortgage Trust
5 .500 02/25/56 6,421
985,000 (a),(b) Sequoia Mortgage Trust
5 .125 04/25/56 968
13,000,000 (a),(b),(e) SLG Office Trust
4 .965 04/15/41 13,053
750,000 (a) UBS Commercial Mortgage Trust
4 .585 10/15/51 730
1,900,000 (a),(b) Verus Securitization Trust
5 .670 01/25/71 1,879
3,850,601 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .000 08/25/51 3,317
5,056,543 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .300 08/25/51 4,306
TOTAL MORTGAGE BACKED 3,143,575
MUNICIPAL BONDS - 1.7%
1,000,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .038 09/01/34 951
845,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .750 09/01/37 765
2,000,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .000 09/01/48 1,610
3,995,000 City of Los Angeles CA Wastewater System Revenue
4 .029 06/01/39 3,682
4,940,000 City of New York NY
3 .200 12/01/26 4,915
4,055,000 Commonwealth Financing Authority
3 .864 06/01/38 3,733
19,355,000 Commonwealth Financing Authority
3 .807 06/01/41 16,652
2,500,000 County of Miami-Dade FL Aviation Revenue
2 .704 10/01/26 2,485
3,940,000 County of Miami-Dade FL Aviation Revenue
3 .049 10/01/26 3,924
3,750,000 County of Miami-Dade FL Aviation Revenue
3 .612 10/01/26 3,745
4,700,000 County of Miami-Dade FL Aviation Revenue
2 .529 10/01/30 4,382
3,730,000 County of Miami-Dade FL Aviation Revenue
3 .732 10/01/37 3,366
3,900,000 County of Miami-Dade FL Aviation Revenue
3 .982 10/01/41 3,397
9,160,000 County of Miami-Dade FL Aviation Revenue
4 .280 10/01/41 8,358
2,000,000 Duke University
3 .199 10/01/38 1,637
5,080,000 Illinois Finance Authority
3 .944 08/15/47 4,108
4,805,000 Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy
3 .375 09/01/35 4,317
5,680,000 New York State Dormitory Authority
3 .998 07/01/39 5,079
10,605,000 New York State Dormitory Authority
4 .294 07/01/44 9,268
6,000,000 New York State Dormitory Authority
3 .879 07/01/46 4,734
4,750,000 New York State Thruway Authority
2 .500 01/01/27 4,701
1,910,000 Public Finance Authority
4 .269 07/01/40 1,746
6,360,000 San Jose Redevelopment Agency Successor Agency
3 .375 08/01/34 5,964
13,060,000 State of California
4 .600 04/01/38 13,215
10,500,000 State of Illinois
3 .150 06/15/26 10,479
12,500,000 State of Illinois
3 .250 06/15/27 12,387
9,700,000 State of Oregon Department of Administrative Services
4 .103 05/01/39 8,976
9,900,000 State of Wisconsin
3 .154 05/01/27 9,825
17,045,000 University of California
3 .931 05/15/45 15,672
7,620,000 University of Massachusetts Building Authority
3 .097 11/01/35 6,733
13,000,000 University of Massachusetts Building Authority
3 .434 11/01/40 11,040
18,740,000 University of New Mexico
3 .532 06/20/32 18,304
2,160,000 Virginia Port Authority
4 .228 07/01/36 2,116
390,000 Washington Convention & Sports Authority
3 .969 10/01/30 385
TOTAL MUNICIPAL BONDS 212,651
OTHER MORTGAGE BACKED - 0.2%
1,465,000 (a),(b) ARES Trust, (TSFR1M + 1.500%)
5 .173 04/15/42 1,467
7,300,000 (a) BMO Mortgage Trust
6 .162 06/15/56 7,597
3,700,000 (a),(b) DK Trust, (TSFR1M + 1.593%)
5 .943 08/15/37 3,706
5,717,698 Government National Mortgage Association
3 .500 09/20/49 4,602
8,150,000 (a),(b) MHP Commercial Mortgage Trust, (TSFR1M + 1.500%)
5 .173 09/15/40 8,127
TOTAL OTHER MORTGAGE BACKED 25,499
U.S. TREASURY SECURITIES - 29.6%
5,030,000 United States Treasury Note
4 .125 10/31/26 5,039
94,645,000 United States Treasury Note
4 .250 11/30/26 94,960
9,725,000 United States Treasury Note
4 .125 01/31/27 9,755

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
U.S. TREASURY SECURITIES (continued)
$ 19,475,000 United States Treasury Note
4 .125% 02/28/27 $ 19,539
6,025,000 United States Treasury Note
3 .875 03/31/27 6,033
8,375,000 United States Treasury Note
3 .750 04/30/27 8,371
16,720,000 United States Treasury Note
3 .875 05/31/27 16,731
126,225,000 United States Treasury Note
3 .875 07/31/27 126,274
2,820,000 United States Treasury Note
3 .625 08/31/27 2,812
147,820,000 United States Treasury Note
3 .500 09/30/27 147,098
99,125,000 United States Treasury Note
4 .125 11/15/27 99,551
25,000,000 United States Treasury Note
3 .375 12/31/27 24,808
1,580,000 United States Treasury Note
4 .250 01/15/28 1,591
12,125,000 United States Treasury Note
4 .250 02/15/28 12,218
10,470,000 United States Treasury Note
3 .750 04/15/28 10,456
1,025,000 United States Treasury Note
3 .750 05/15/28 1,024
1,925,000 United States Treasury Note
3 .875 06/15/28 1,927
3,660,000 United States Treasury Note
3 .625 08/15/28 3,644
78,232,000 United States Treasury Note
3 .375 09/15/28 77,425
101,950,000 United States Treasury Note
3 .500 11/15/28 101,126
92,075,000 United States Treasury Note
3 .500 01/15/29 91,291
1,250,000 United States Treasury Note
3 .625 08/31/30 1,235
340,135,000 United States Treasury Note
3 .750 01/31/31 337,238
260,775,000 United States Treasury Note
3 .875 03/31/31 259,940
70,560,000 United States Treasury Note
4 .125 03/31/32 70,808
4,900,000 United States Treasury Note
4 .125 05/31/32 4,913
52,791,000 United States Treasury Note
3 .875 08/31/32 52,129
96,975,000 United States Treasury Note
3 .750 11/30/32 94,910
121,618,000 United States Treasury Note
4 .250 03/31/33 122,454
157,322,000 United States Treasury Note
4 .125 02/15/36 154,864
17,120,000 United States Treasury Note
4 .750 02/15/45 16,822
2,650,000 United States Treasury Note
5 .000 05/15/45 2,684
5,505,000 United States Treasury Note
4 .875 08/15/45 5,487
53,250,000 United States Treasury Note
4 .625 11/15/45 51,361
68,980,000 (d) United States Treasury Note
4 .625 02/15/46 66,501
205,303,000 United States Treasury Note
4 .625 11/15/55 196,161
50,000,000 United States Treasury Note
4 .750 02/15/56 48,766
6,075,000 United States Treasury Note/Bond
4 .625 06/30/26 6,088
5,515,000 United States Treasury Note/Bond
4 .500 07/15/26 5,527
985,000 United States Treasury Note/Bond
4 .625 09/15/26 989
1,025,000 United States Treasury Note/Bond
3 .500 09/30/26 1,024
700,000 United States Treasury Note/Bond
4 .625 10/15/26 703
5,510,000 United States Treasury Note/Bond
4 .375 12/15/26 5,534
29,505,000 United States Treasury Note/Bond
0 .500 10/31/27 28,003
12,545,000 United States Treasury Note/Bond
3 .500 01/31/28 12,473
244,330,000 United States Treasury Note/Bond
3 .500 04/30/28 242,784
80,000 United States Treasury Note/Bond
1 .250 09/30/28 75
113,120,000 United States Treasury Note/Bond
3 .500 04/30/30 111,397
2,312,500 United States Treasury Note/Bond
4 .000 07/31/30 2,320
5,650,000 United States Treasury Note/Bond
4 .375 11/30/30 5,752
50,000,000 United States Treasury Note/Bond
3 .750 12/31/30 49,572
70,450,000 United States Treasury Note/Bond
4 .000 01/31/31 70,593
57,151,000 United States Treasury Note/Bond
4 .125 07/31/31 57,522
97,957,900 United States Treasury Note/Bond
3 .750 08/31/31 96,741
10,000,000 United States Treasury Note/Bond
1 .125 08/15/40 6,234
12,050,000 United States Treasury Note/Bond
3 .875 08/15/40 11,045
20,935,000 United States Treasury Note/Bond
4 .375 05/15/41 20,162
85,325,800 United States Treasury Note/Bond
2 .375 02/15/42 62,178
26,721,000 United States Treasury Note/Bond
3 .250 05/15/42 22,018
91,758,000 United States Treasury Note/Bond
3 .375 08/15/42 76,643
6,000,000 United States Treasury Note/Bond
2 .750 11/15/42 4,563
56,675,000 United States Treasury Note/Bond
3 .875 02/15/43 50,359
49,620,000 United States Treasury Note/Bond
3 .875 05/15/43 43,978
9,560,000 United States Treasury Note/Bond
4 .375 08/15/43 9,023
13,535,000 United States Treasury Note/Bond
4 .750 11/15/43 13,372

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
U.S. TREASURY SECURITIES (continued)
$ 4,800,000 United States Treasury Note/Bond
4 .625% 05/15/44 $ 4,655
35,680,000 United States Treasury Note/Bond
3 .000 05/15/45 27,153
41,710,000 United States Treasury Note/Bond
2 .875 08/15/45 30,968
52,140,000 United States Treasury Note/Bond
2 .500 05/15/46 35,822
1,075,000 United States Treasury Note/Bond
3 .000 05/15/47 799
30,710,000 United States Treasury Note/Bond
2 .750 11/15/47 21,661
6,155,000 United States Treasury Note/Bond
3 .125 05/15/48 4,632
51,995,000 United States Treasury Note/Bond
3 .000 08/15/48 38,159
20,120,000 United States Treasury Note/Bond
3 .375 11/15/48 15,767
256,002,000 United States Treasury Note/Bond
2 .250 02/15/52 154,281
44,786,000 United States Treasury Note/Bond
3 .625 02/15/53 35,944
TOTAL U.S. TREASURY SECURITIES 3,734,459
TOTAL GOVERNMENT BONDS
(Cost $7,812,468) 7,507,257
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
173,925 Morgan Stanley 4,325
TOTAL FINANCIAL SERVICES 4,325
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,325
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 11.6%
ASSET BACKED - 3.7%
15,000,000 (a),(b) AIMCO CLO 16 Ltd, (TSFR3M + 1.650%), Series 2021 16A
5 .318 07/17/37 15,023
26,600,000 (a),(b) AIMCO CLO Series, (TSFR3M + 1.500%), Series 2017 AA
5 .168 01/20/38 26,570
74,236 (b) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1
5 .900 07/26/35 0 ^
7,916,667 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A
1 .380 08/20/27 7,867
575,000 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2023 8A
6 .660 02/20/30 599
12,000,000 BANK, Series 2025 BNK51
5 .290 12/25/67 12,199
8,000,000 BANK, Series 2025 BNK51
5 .544 12/25/67 8,128
1,137,643 (b) BHG Securitization Trust, Series 2021 B
1 .670 10/17/34 1,131
580,726 (b) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A
3 .280 09/26/33 579
EUR 663,424 (a),(b) Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%), Series 2021 1A
4 .494 05/22/31 764
5,624,515 (b) Capital Automotive REIT, Series 2021 1A
1 .440 08/15/51 5,553
4,162,144 (b) Capital Automotive REIT, Series 2021 1A
1 .920 08/15/51 4,113
10,739,500 (b) Capital Automotive REIT, Series 2024 3A
4 .400 10/15/54 10,351
9,637,500 (b) Cars Net Lease Mortgage Notes, Series 2020 1A
2 .010 12/15/50 9,137
708,680 Carvana Auto Receivables Trust, Series 2021 N2
0 .970 03/10/28 703
55,493 Carvana Auto Receivables Trust, Series 2021 N2
1 .270 03/10/28 54
EUR 573,942 (a),(b) Cassia SRL, (EURIBOR 3 M + 3.500%), Series 2022 1A
5 .524 05/22/34 667
14,305 (a) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6
3 .454 07/25/36 14
16,852,943 (b) CF Hippolyta LLC, Series 2020 1
1 .690 07/15/60 14,120
4,898,584 (b) CF Hippolyta LLC, Series 2020 1
1 .990 07/15/60 3,984
2,941,208 (b) CF Hippolyta LLC, Series 2020 1
2 .280 07/15/60 1,809
18,490,625 (b) CF Hippolyta LLC, Series 2021 1A
1 .530 03/15/61 14,873
4,476,626 (b) CF Hippolyta LLC, Series 2021 1A
1 .980 03/15/61 2,727
428,194 (a) Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004 2
5 .700 02/26/35 382
25,000,000 (a),(b) CIFC Funding Ltd, (TSFR3M + 1.600%), Series 2019 3A
5 .271 01/16/38 25,014
479 CIT Group Home Equity Loan Trust (Step Bond), Series 2002 1
6 .200 02/25/30 0 ^
6,520,000 (a) Citibank Credit Card Issuance Trust, (TSFR1M + 0.884%), Series 2017 A6
4 .557 05/14/29 6,563
500,000 (b) Compass Datacenters Issuer III LLC, Series 2025 1A
5 .656 02/25/50 502
35,906,250 (b) DB Master Finance LLC, Series 2021 1A
2 .045 11/20/51 35,346
28,342,000 (b) DB Master Finance LLC, Series 2021 1A
2 .493 11/20/51 26,684
27,789,188 (b) Domino's Pizza Master Issuer LLC, Series 2021 1A
2 .662 04/25/51 26,295
3,800,000 (a),(b) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%), Series 2017 49A
5 .529 07/18/30 3,804
7,000,000 (a),(b) Elmwood CLO 14 Ltd, (TSFR3M + 1.700%), Series 2022 1A
5 .368 10/20/38 7,014
11,500,000 (a),(b) ELP Commercial Mortgage Trust, Series 2025 ELP
4 .297 11/13/42 11,375
1,745,515 (b) FNA VI LLC, Series 2021 1A
1 .350 01/10/32 1,624
7,000,000 GM Financial Automobile Leasin, Series 2026 1
3 .880 01/22/29 6,965

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 156,114 (b) HERO Funding Trust, Series 2017 2A
3 .280% 09/20/48 $ 144
312,229 (b) HERO Funding Trust, Series 2017 2A
4 .070 09/20/48 295
149,651 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1
3 .986 06/25/33 148
744,624 (b) JG Wentworth XXII LLC, Series 2010 3A
3 .820 12/15/48 741
1,137,935 (b) MVW LLC, Series 2021 1WA
1 .140 01/22/41 1,100
1,531,685 (b) MVW Owner Trust, Series 2019 2A
2 .220 10/20/38 1,530
1,092,430 (b) Navient Private Education Refi Loan Trust, Series 2020 HA
1 .310 01/15/69 1,038
2,554,974 (b) Navient Private Education Refi Loan Trust, Series 2021 A
0 .840 05/15/69 2,339
881,186 (b) Navient Student Loan Trust, Series 2019 BA
3 .390 12/15/59 868
420,566 (a),(b) Navient Student Loan Trust, (LIBOR 1 M + 1.094%), Series 2019 BA
4 .767 12/15/59 420
15,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M + 1.550%), Series 2022 48A
5 .218 04/25/36 15,008
4,200,000 (b) Octane Receivables Trust, Series 2025 1A
4 .250 02/20/31 4,194
10,000,000 (a),(b) OHA Credit Funding 6 Ltd, (TSFR3M + 1.650%), Series 2020 6A
5 .318 10/20/37 10,014
153,040 (b) OneMain Financial Issuance Trust, Series 2022 2A
4 .890 10/14/34 153
10,373,343 (b) OneMain Financial Issuance Trust, Series 2020 2A
1 .750 09/14/35 10,231
21,646,000 (a),(b) OneMain Financial Issuance Trust, (SOFR30A + 0.760%), Series 2021 1A
5 .358 06/16/36 21,653
7,050,000 (a),(b) OSD CLO Ltd., (TSFR3M + 1.650%), Series 2023 27A
5 .322 07/15/38 7,057
1,450,000 (b) Progress Residential Trust, Series 2021 SFR9
2 .711 11/17/40 1,370
19,669,125 (b) SERVPRO Master Issuer LLC, Series 2021 1A
2 .394 04/25/51 18,691
75,582 (b) SMB Private Education Loan Trust, Series 2017 B
2 .820 10/15/35 76
374,510 (b) SMB Private Education Loan Trust, Series 2018 A
3 .500 02/15/36 373
452,927 (b) SoFi Professional Loan Program LLC, Series 2019 A
3 .690 06/15/48 451
1,603,801 (b) SpringCastle America Funding LLC, Series 2020 AA
1 .970 09/25/37 1,511
9,021,000 (b) SpringCastle America Funding LLC, Series 2020 AA
2 .660 09/25/37 7,318
173,689 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8
4 .693 09/25/34 167
26,399,775 (b) Taco Bell Funding LLC, Series 2021 1A
1 .946 08/25/51 25,805
16,122,825 (b) Taco Bell Funding LLC, Series 2021 1A
2 .294 08/25/51 14,916
100,075 (b) Tesla Auto Lease Trust, Series 2023 B
6 .570 08/20/27 100
EUR 163,041 (a),(b) Thunder Logistics DAC, (EURIBOR 3 M + 2.550%), Series 2024 1A
4 .549 11/17/36 189
18,774,831 (b) Wendy's Funding LLC, Series 2021 1A
2 .370 06/15/51 17,364
14,425,000 World Omni Auto Receivables Tr, Series 2026 A
3 .860 05/15/31 14,303
TOTAL ASSET BACKED 472,100
OTHER MORTGAGE BACKED - 7.9%
1,600,000 (a),(b) 20 Times Square Trust, Series 2018 20TS
3 .100 05/15/35 1,514
12,000,000 (a),(b) 20 Times Square Trust, Series 2018 20TS
3 .100 05/15/35 10,977
821,505 (a),(b) Agate Bay Mortgage Trust, Series 2015 6
3 .500 09/25/45 765
2,500,000 (a),(b) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN
6 .037 04/15/34 2,221
6,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP
5 .423 06/15/35 5,986
2,500,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP
5 .673 06/15/35 2,495
5,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP
6 .673 06/15/35 4,995
5,000,000 (a),(b) ARES Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2026 AZURE
5 .000 03/15/38 5,006
GBP 420,888 (a),(b) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%), Series 2021 1A
5 .644 07/22/31 511
6,910,000 (a),(b) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF
6 .023 02/15/42 6,901
1,067,340 (a) BANK, Series 2017 BNK8
3 .945 11/15/50 989
2,500,000 (a) BANK, Series 2017 BNK8
4 .089 11/15/50 2,108
1,000,000 BANK, Series 2019 BN21
3 .093 10/17/52 936
3,800,000 BANK, Series 2019 BN23
3 .203 12/15/52 3,503
1,000,000 (a) BANK, Series 2017 BNK6
3 .851 07/15/60 936
1,618,918 BANK, Series 2019 BN20
2 .758 09/15/62 1,528
8,000,000 (a) BANK, Series 2019 BN24
3 .283 11/15/62 7,431
1,183,000 (a) BANK, Series 2019 BN24
3 .516 11/15/62 1,061
1,994,403 (a),(b) Bayview MSR Opportunity Master Fund Trust, Series 2021 4
2 .500 10/25/51 1,649
1,250,000 (a),(b) BBCMS Mortgage Trust, Series 2018 CHRS
4 .267 08/05/38 1,087
849,375 BBCMS Mortgage Trust, Series 2017 C1
3 .488 02/15/50 846
4,250,000 BBCMS Mortgage Trust, Series 2023 C19
5 .753 04/15/56 4,303
4,591,949 (a) BBCMS Mortgage Trust, Series 2023 C20
6 .383 07/15/56 4,712
9,555,000 (b) BBCMS Trust, Series 2015 SRCH
4 .197 08/10/35 9,266
5,000,000 (b) BBCMS Trust, Series 2015 SRCH
4 .798 08/10/35 4,697
4,600,000 (a),(b) Benchmark Mortgage Trust, Series 2020 IG2
2 .791 09/15/48 3,870
2,740,000 (a),(b) Benchmark Mortgage Trust, Series 2020 IG3
3 .099 09/15/48 2,247
2,500,000 (a),(b) Benchmark Mortgage Trust, Series 2020 IG3
3 .536 09/15/48 2,447
3,000,000 (a) Benchmark Mortgage Trust, Series 2018 B2
4 .292 02/15/51 1,957

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 4,000,000 (a) Benchmark Mortgage Trust, Series 2018 B5
4 .598% 07/15/51 $ 3,442
3,452,143 Benchmark Mortgage Trust, Series 2019 B9
4 .016 03/15/52 3,378
4,000,000 Benchmark Mortgage Trust, Series 2019 B11
3 .784 05/15/52 3,659
830,000 Benchmark Mortgage Trust, Series 2018 B7
4 .241 05/15/53 823
4,960,000 (a) Benchmark Mortgage Trust, Series 2018 B7
4 .510 05/15/53 4,943
1,000,000 Benchmark Mortgage Trust, Series 2021 B27
2 .355 07/15/54 811
10,000,000 (a) Benchmark Mortgage Trust, Series 2021 B28
2 .244 08/15/54 8,238
3,150,000 Benchmark Mortgage Trust, Series 2021 B28
2 .429 08/15/54 2,725
9,500,000 Benchmark Mortgage Trust, Series 2021 B29
2 .612 09/15/54 8,341
3,000,000 Benchmark Mortgage Trust, Series 2019 B14
3 .352 12/15/62 2,741
2,000,000 Benchmark Mortgage Trust, Series 2019 B14
3 .493 12/15/62 1,637
2,665,000 Benchmark Mortgage Trust, Series 2019 B15
3 .231 12/15/72 2,376
1,641,000 (a) Benchmark Mortgage Trust, Series 2019 B15
3 .713 12/15/72 1,324
4,950,661 (a) BMO Mortgage Trust, Series 2024 C10
6 .013 11/15/57 5,116
2,500,000 (a) BMO Mortgage Trust, Series 2025 C12
6 .195 06/15/58 2,644
2,360,000 (b) BWAY Mortgage Trust, Series 2022 26BW
3 .402 02/10/44 1,933
5,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.646%), Series 2019 IMC
5 .319 04/15/34 4,958
4,234,084 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.385%), Series 2021 CIP
5 .058 12/15/38 4,231
10,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK
8 .552 10/15/41 9,982
CAD 671,469 (a),(b) BX Commercial Mortgage Trust, (CAONREPO + 3.050%), Series 2024 PURE
5 .328 11/15/41 486
9,760,131 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.380%), Series 2025 BCAT
5 .730 08/15/42 9,773
9,350,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.200%), Series 2026 XL6
4 .873 03/15/43 9,339
1,325,000 (b) BXP Trust, Series 2017 CC
3 .459 08/13/37 1,253
7,000,000 (a),(b) BXP Trust, Series 2021 601L
2 .775 01/15/44 5,894
2,000,000 (a),(b) BXP Trust, Series 2021 601L
2 .775 01/15/44 1,642
2,000,000 (a) Cantor Commercial Real Estate Lending, Series 2019 CF1
4 .352 05/15/52 1,664
230,326 CD Mortgage Trust, Series 2016 CD1
2 .622 08/10/49 229
9,000,000 CD Mortgage Trust, Series 2016 CD1
2 .926 08/10/49 8,797
5,750,000 (a) CD Mortgage Trust, Series 2016 CD2
3 .879 11/10/49 4,673
1,000,000 (a) CD Mortgage Trust, Series 2016 CD2
3 .967 11/10/49 600
500,000 (a) CD Mortgage Trust, Series 2017 CD3
4 .557 02/10/50 186
955,140 CD Mortgage Trust, Series 2017 CD5
3 .220 08/15/50 949
316,990 CFCRE Commercial Mortgage Trust, Series 2016 C4
3 .121 05/10/58 316
84,945 (a) CHL Mortgage Pass-Through Trust, Series 2004 HYB9
5 .023 02/20/35 85
349,275 (a),(b) CIM Trust, Series 2021 J2
2 .672 04/25/51 288
3,300,000 (a),(b) CIP Commercial Mortgage Trust, (TSFR1M + 1.400%), Series 2025 SBAY
5 .500 10/15/37 3,303
848,962 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29
3 .758 04/10/48 820
3,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29
3 .975 04/10/48 2,687
1,923,475 Citigroup Commercial Mortgage Trust, Series 2016 P3
3 .585 04/15/49 1,905
7,765,000 Citigroup Commercial Mortgage Trust, Series 2017 C4
3 .764 10/12/50 7,555
1,948,941 (a),(b) CITIGROUP MORTGAGE LOAN TRUST, Series 2021 INV1
2 .709 05/25/51 1,598
3,000,000 (b) COMM Mortgage Trust, Series 2022 HC
3 .376 01/10/39 2,856
123,617 COMM Mortgage Trust, Series 2012 CR4
2 .853 10/15/45 123
2,500,000 (a),(b) COMM Mortgage Trust, Series 2014 UBS3
4 .767 06/10/47 1,538
1,000,000 (b) COMM Mortgage Trust, Series 2015 CR22
3 .000 03/10/48 585
2,696,000 (a) COMM Mortgage Trust, Series 2015 CR22
3 .692 03/10/48 2,492
2,246,418 (a) COMM Mortgage Trust, Series 2015 CR22
3 .926 03/10/48 2,159
3,000,000 (a) COMM Mortgage Trust, Series 2015 CR24
3 .463 08/10/48 2,773
1,005,399 (a) COMM Mortgage Trust, Series 2015 CR24
4 .140 08/10/48 983
598,261 (a) COMM Mortgage Trust, Series 2015 CR26
4 .613 10/10/48 587
3,870,482 (a) COMM Mortgage Trust, Series 2015 LC23
4 .685 10/10/48 3,748
146,151 COMM Mortgage Trust, Series 2016 CR28
3 .651 02/10/49 146
4,742,262 (a) COMM Mortgage Trust, Series 2016 CR28
4 .506 02/10/49 4,662
2,600,000 COMM Mortgage Trust, Series 2018 COR3
4 .228 05/10/51 2,552
4,600,000 (a) COMM Mortgage Trust, Series 2018 COR3
4 .300 05/10/51 4,308
2,305,000 (a) COMM Mortgage Trust, Series 2018 COR3
4 .471 05/10/51 1,980
1,550,000 COMM Mortgage Trust, Series 2019 GC44
3 .263 08/15/57 1,441
2,000,000 (a) COMM Mortgage Trust, Series 2019 GC44
3 .514 08/15/57 1,653
13,830,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03
7 .856 03/25/42 14,105
6,000,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05
6 .662 04/25/42 6,088
28,280,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8 .206 05/25/42 29,062
13,640,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
8 .412 09/25/42 14,314

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 17,250,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8 .106% 12/25/42 $ 17,947
7,400,000 (a),(b) CSMC Trust, Series 2017 CALI
3 .563 11/10/32 4,884
9,500,000 DBGS Mortgage Trust, Series 2018 C1
4 .466 10/15/51 9,435
3,500,000 DBJPM Mortgage Trust, Series 2016 C3
3 .041 08/10/49 3,447
2,042,765 DBJPM Mortgage Trust, Series 2017 C6
3 .121 06/10/50 2,029
7,737,500 DBJPM Mortgage Trust, Series 2020 C9
2 .340 08/15/53 6,873
4,215,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA
5 .946 06/10/37 4,256
2,000,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA
6 .595 06/10/37 2,017
9,817,500 (a),(b) DBWF Mortgage Trust, Series 2015 LCM
3 .422 06/10/34 9,401
10,638,334 (b) EQT Trust, Series 2024 EXTR
5 .331 07/05/41 10,768
2,016,671 (a),(b) Flagstar Mortgage Trust, Series 2017 2
3 .963 10/25/47 1,842
60,057 (a),(b) Flagstar Mortgage Trust, Series 2018 5
4 .000 09/25/48 56
2,739,432 (a),(b) Flagstar Mortgage Trust, Series 2021 2
2 .500 04/25/51 2,264
7,874,619 (a),(b) Flagstar Mortgage Trust, Series 2021 4
2 .500 06/01/51 6,512
2,424,136 (a),(b) Flagstar Mortgage Trust, Series 2021 5INV
3 .335 07/25/51 2,003
752,293 (a),(b) Flagstar Mortgage Trust, Series 2021 7
2 .921 08/25/51 620
3,263,373 (a),(b) Flagstar Mortgage Trust, Series 2021 10IN
3 .496 10/25/51 2,708
405,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3
7 .702 11/25/43 423
2,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%), Series 2018 TWR
5 .420 07/15/31 388
5,235,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.897%), Series 2018 TWR
5 .570 07/15/31 550
1,130,000 (a),(b) GS Mortgage Securities Corp Trust, Series 2017 375H
3 .475 09/10/37 1,100
2,500,000 (a),(b) GS Mortgage Securities Corp Trust, Series 2017 375H
3 .483 09/10/37 2,402
2,530,450 GS Mortgage Securities Trust, Series 2016 GS3
3 .143 10/10/49 2,498
2,000,000 (a) GS Mortgage Securities Trust, Series 2016 GS4
3 .908 11/10/49 1,884
4,250,000 (a) GS Mortgage Securities Trust, Series 2017 GS5
3 .826 03/10/50 4,063
1,333,950 GS Mortgage Securities Trust, Series 2017 GS6
3 .230 05/10/50 1,330
6,000,000 GS Mortgage Securities Trust, Series 2017 GS6
3 .433 05/10/50 5,930
1,661,611 (a) GS Mortgage Securities Trust, Series 2015 GC30
3 .887 05/10/50 1,617
5,000,000 (a) GS Mortgage Securities Trust, Series 2015 GC30
3 .931 05/10/50 4,359
3,000,000 GS Mortgage Securities Trust, Series 2017 GS8
3 .837 11/10/50 2,946
4,844,000 (a) GS Mortgage Securities Trust, Series 2017 GS8
4 .314 11/10/50 4,448
3,050,000 (a) GS Mortgage Securities Trust, Series 2019 GC38
4 .158 02/10/52 2,956
2,500,000 (a) GS Mortgage Securities Trust, Series 2020 GC45
3 .173 02/13/53 2,321
2,190,000 GS Mortgage Securities Trust, Series 2020 GSA2
2 .012 12/12/53 1,924
274,772 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2
4 .000 11/25/49 258
725,679 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4
3 .000 01/25/51 628
31,097,091 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
0 .227 03/27/51 405
1,062,923 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
3 .000 03/27/51 920
2,778,946 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6
2 .500 05/25/51 2,298
10,456,562 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5
2 .500 10/25/51 8,641
10,011,450 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2
3 .000 06/25/52 8,613
3,682,520 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4
3 .000 09/25/52 3,170
937,284 (a),(b) GS Mortgage-Backed Securities Trust, Series 2020 PJ1
3 .602 05/25/50 831
841,438 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 GR1
3 .088 11/25/51 715
1,149,272 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 INV1
3 .019 12/25/51 957
18,615,024 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .500 01/25/52 15,383
8,429,326 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ8
2 .500 01/25/52 6,966
3,167,992 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .722 01/25/52 2,580
2,138,560 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 LTV1
3 .241 06/25/52 1,777
5,893,126 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 INV1
3 .000 07/25/52 5,080
7,994,693 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 HP1
3 .000 09/25/52 6,878
6,101,345 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ5
3 .000 10/25/52 5,261
4,752,824 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ6
3 .000 01/25/53 4,088
6,943,521 (a),(b) GS Mortgage-Backed Securities Trust, Series 2023 PJ1
3 .500 02/25/53 6,196
1,135,689 (a),(b) GS Mortgage-Backed Securities Trust, Series 2025 PJ4
6 .000 09/25/55 1,144
14,690,000 (a),(b) Houston Galleria Mall Trust, Series 2025 HGLR
5 .462 02/05/45 15,039
2,500,000 (a),(b) Hudson Yards Mortgage Trust, Series 2016 10HY
2 .977 08/10/38 2,480
3,500,000 (a),(b) Hudson Yards Mortgage Trust, Series 2016 10HY
2 .977 08/10/38 3,468
4,750,000 (a),(b) Hudson Yards Mortgage Trust, Series 2019 55HY
2 .943 12/10/41 4,262
2,500,000 (a),(b) Hudson Yards Mortgage Trust, Series 2019 55HY
2 .943 12/10/41 2,192
3,000,000 (b) ICNQ Mortgage Trust, Series 2024 MF
5 .778 12/10/34 3,080
3,750,000 (b) ICNQ Mortgage Trust, Series 2024 MF
6 .074 12/10/34 3,845

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 (b) Ilpt Commercial Mortgage Trust, Series 2022 LPFX
3 .385% 03/15/32 $ 1,825
1,261,085 (a),(b) Imperial Fund Mortgage Trust, Series 2020 NQM1
2 .051 10/25/55 1,210
1,043,500 (a),(b) Imperial Fund Mortgage Trust, Series 2020 NQM1
3 .531 10/25/55 989
5,182,000 (a),(b) IP Mortgage Trust, Series 2025 IP
5 .425 06/10/42 5,228
1,095,004 (a),(b) J.P. Morgan Mortgage Trust, Series 2022 5
2 .951 09/25/52 878
163,095 JP Morgan Chase Commercial Mortgage Securities Corp, Series 2015 JP1
3 .914 01/15/49 163
3,155,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN
3 .065 01/16/37 2,570
1,437,446 (a),(b) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1
5 .013 12/25/44 1,421
166,081 (a),(b) JP Morgan Mortgage Trust, Series 2015 3
3 .500 05/25/45 155
1,509,385 (a),(b) JP Morgan Mortgage Trust, Series 2015 6
3 .500 10/25/45 1,401
1,872,726 (a),(b) JP Morgan Mortgage Trust, Series 2018 3
3 .500 09/25/48 1,709
2,609,560 (a),(b) JP Morgan Mortgage Trust, Series 2018 5
3 .500 10/25/48 2,351
1,529,747 (a),(b) JP Morgan Mortgage Trust, Series 2017 5
4 .702 10/26/48 1,520
526,798 (a),(b) JP Morgan Mortgage Trust, Series 2018 9
4 .000 02/25/49 496
386,609 (a),(b) JP Morgan Mortgage Trust, Series 2019 1
4 .000 05/25/49 362
6,019,140 (a),(b) JP Morgan Mortgage Trust, Series 2020 1
3 .815 06/25/50 5,432
24,785,222 (a),(b) JP Morgan Mortgage Trust, Series 2021 3
0 .142 07/25/51 180
17,374,719 (a),(b) JP Morgan Mortgage Trust, Series 2021 4
0 .128 08/25/51 123
2,232,574 (a),(b) JP Morgan Mortgage Trust, Series 2021 4
2 .878 08/25/51 1,827
33,409,894 (a),(b) JP Morgan Mortgage Trust, Series 2021 6
0 .130 10/25/51 242
6,244,516 (a),(b) JP Morgan Mortgage Trust, Series 2021 6
2 .500 10/25/51 5,167
9,010,369 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV2
0 .400 12/25/51 210
2,110,034 (a),(b) JP Morgan Mortgage Trust, Series 2021 10
2 .500 12/25/51 1,740
1,933,896 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV4
3 .202 01/25/52 1,577
2,099,427 (a),(b) JP Morgan Mortgage Trust, Series 2021 12
2 .500 02/25/52 1,730
1,337,593 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV1
3 .290 03/25/52 1,121
3,229,646 (a),(b) JP Morgan Mortgage Trust, Series 2021 14
2 .500 05/25/52 2,669
2,096,406 (a),(b) JP Morgan Mortgage Trust, Series 2021 LTV2
2 .927 05/25/52 1,814
658,281 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV8
3 .276 05/25/52 552
14,121,400 (a),(b) JP Morgan Mortgage Trust, Series 2022 2
3 .000 08/25/52 12,150
6,146,442 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV3
3 .000 09/25/52 5,290
9,848,140 (a),(b) JP Morgan Mortgage Trust, Series 2022 LTV2
3 .500 09/25/52 8,775
6,107,672 (a),(b) JP Morgan Mortgage Trust, Series 2022 7
3 .000 12/25/52 5,250
1,857,561 (a),(b) JP Morgan Mortgage Trust, Series 2022 7
4 .000 12/25/52 1,707
1,250,902 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22
4 .110 09/15/47 1,236
2,415,206 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23
4 .537 09/15/47 2,389
3,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27
3 .898 02/15/48 2,615
1,246,948 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .106 08/15/48 1,235
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .323 08/15/48 2,366
8,452,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .323 08/15/48 7,978
1,820,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1
4 .938 03/17/49 1,771
868,186 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5
3 .457 03/15/50 866
1,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5
3 .904 03/15/50 883
1,000,000 (a) JPMDB Commercial Mortgage Securities Trust, Series 2016 C4
3 .012 12/15/49 856
4,300,000 JPMDB Commercial Mortgage Securities Trust, Series 2017 C5
3 .694 03/15/50 4,244
7,575,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7
2 .536 05/13/53 6,239
3,119,234 (a),(b) KSL Commercial Mortgage Trust, (TSFR1M + 2.341%), Series 2024 HT2
6 .014 12/15/39 3,119
1,084,949 (b) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP
3 .575 02/15/36 1,060
EUR 599,877 (a),(b) Last Mile Securities, (EURIBOR 3 M + 2.350%), Series 2021 1A
4 .349 08/17/31 694
924,122 (b) LCCM, Series 2017 LC26
3 .357 07/12/50 920
5,000,000 (b) Legends Outlets Kansas City KS Mortgage Secured Trust, Series 2024 LGND
6 .021 11/05/39 5,010
5,000,000 (b) LSTAR Commercial Mortgage Trust, Series 2017 5
4 .021 03/10/50 4,892
328,004 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1
2 .278 01/25/37 315
3,500,000 (a),(b) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19
5 .168 05/18/42 3,508
1,687,000 (b) MIRA Trust, Series 2023 MILE
6 .755 06/10/38 1,733
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22
3 .561 04/15/48 2,902
2,840,000 (a) Morgan Stanley Capital I Trust, Series 2018 H3
4 .429 07/15/51 2,801
1,900,000 Morgan Stanley Capital I Trust, Series 2019 L2
4 .272 03/15/52 1,830
23,143,442 (a),(b) Morgan Stanley Capital I Trust, Series 2024 NSTB
3 .900 09/24/57 22,852
491,640 (a),(b) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4
2 .500 07/25/51 442
5,285,178 (a),(b) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1
4 .000 02/25/53 4,853
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK
2 .718 12/15/36 2,239

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 3,000,000 (a),(b) MSDB Trust, Series 2017 712F
3 .316% 07/11/39 $ 2,903
2,250,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL
5 .077 03/15/39 2,249
5,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE
5 .552 07/15/36 4,753
12,741,348 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE
5 .915 07/15/36 12,391
2,900,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6 .430 07/15/36 2,571
5,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%), Series 2019 MILE
6 .502 07/15/36 4,195
2,700,000 (b) Natixis Commercial Mortgage Securities Trust, Series 2019 LVL
3 .885 08/15/38 2,624
497,751 (b) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC
2 .966 12/15/38 485
1,612,916 (a),(b) New Residential Mortgage Loan Trust, Series 2022 INV1
3 .514 03/25/52 1,316
82,244 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3
4 .273 02/25/36 82
5,200,000 (a),(b) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK
5 .543 10/15/40 5,203
5,000,000 (a),(b) NYC Trust, (TSFR1M + 1.991%), Series 2024 3ELV
5 .663 08/15/29 5,015
3,800,000 (a),(b) NYC Trust, (TSFR1M + 2.291%), Series 2024 3ELV
5 .963 08/15/29 3,801
9,548,820 (a),(b) OBX Trust, Series 2021 J2
2 .500 07/25/51 7,891
363,791 (a),(b) OBX Trust, Series 2022 J2
3 .409 08/25/52 311
8,232,720 (a),(b) OBX Trust, Series 2022 INV5
4 .000 10/25/52 7,565
2,845,491 (a),(b) Oceanview Mortgage Trust, Series 2021 1
2 .500 05/25/51 2,351
2,066,186 (a),(b) Oceanview Mortgage Trust, Series 2022 1
4 .500 11/25/52 1,969
8,234,000 (b) Olympic Tower Mortgage Trust, Series 2017 OT
3 .566 05/10/39 7,895
11,190,000 (b) One Bryant Park Trust, Series 2019 OBP
2 .516 09/15/54 10,348
7,180,000 (a),(b) ONNI Commerical Mortgage Trust, Series 2024 APT
5 .196 07/15/39 7,274
7,000,000 (a),(b) ONNI Commerical Mortgage Trust, Series 2024 APT
5 .555 07/15/39 7,090
2,500,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF
4 .667 07/15/38 2,370
1,718,617 (a),(b) RCKT Mortgage Trust, Series 2021 4
2 .500 09/25/51 1,415
2,708,561 (a),(b) RCKT Mortgage Trust, Series 2022 4
3 .500 06/25/52 2,418
5,000,000 (a),(b) SCG Trust, (TSFR1M + 1.500%), Series 2025 SNIP
5 .173 09/15/42 5,007
497,666 (a),(b) Sequoia Mortgage Trust, Series 2015 2
3 .500 05/25/45 463
445,357 (a),(b) Sequoia Mortgage Trust, Series 2016 1
3 .500 06/25/46 411
106,219 (a),(b) Sequoia Mortgage Trust, Series 2017 2
3 .500 02/25/47 97
1,683,436 (a),(b) Sequoia Mortgage Trust, Series 2017 6
3 .725 09/25/47 1,603
700,383 (a),(b) Sequoia Mortgage Trust, Series 2018 3
3 .500 03/25/48 640
54,601 (a),(b) Sequoia Mortgage Trust, Series 2018 7
4 .000 09/25/48 52
4,848,212 (a),(b) Sequoia Mortgage Trust, Series 2020 3
3 .000 04/25/50 4,209
369,598 (a),(b) Sequoia Mortgage Trust, Series 2021 1
2 .656 03/25/51 310
3,967,039 (a),(b) Sequoia Mortgage Trust, Series 2023 1
5 .000 01/25/53 3,817
317,047 (a),(b) Shellpoint Co-Originator Trust, Series 2017 1
3 .500 04/25/47 291
17,215,000 (b) SLG Office Trust, Series 2021 OVA
2 .851 07/15/41 14,986
9,559,042 (a),(b) SMR Mortgage Trust, (TSFR1M + 1.650%), Series 2022 IND
5 .323 02/15/39 9,540
9,103,850 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.950%), Series 2022 IND
6 .623 02/15/39 9,118
3,000,000 (a),(b) SREIT Trust, (TSFR1M + 1.286%), Series 2021 MFP2
4 .959 11/15/36 2,999
3,500,000 (a),(b) TX Trust, (TSFR1M + 1.591%), Series 2024 HOU
5 .264 06/15/39 3,500
3,500,000 (a),(b) TX Trust, (TSFR1M + 2.640%), Series 2024 HOU
6 .959 06/15/39 3,508
277,200 UBS Commercial Mortgage Trust, Series 2017 C1
3 .256 06/15/50 277
351,268 UBS Commercial Mortgage Trust, Series 2017 C4
3 .366 10/15/50 349
1,570,000 UBS Commercial Mortgage Trust, Series 2017 C4
3 .563 10/15/50 1,542
7,665,000 (a) UBS Commercial Mortgage Trust, Series 2018 C9
4 .318 03/15/51 7,291
2,000,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11
4 .492 06/15/51 1,956
2,500,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11
4 .713 06/15/51 2,376
1,750,000 UBS Commercial Mortgage Trust, Series 2018 C13
4 .334 10/15/51 1,734
1,362,593 (a),(b) Verus Securitization Trust, Series 2021 7
2 .240 10/25/66 1,207
3,985,000 (a),(b) Verus Securitization Trust, Series 2025 12
5 .760 12/25/70 3,949
4,000,000 (a),(b) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.742%), Series 2025 NYCH
5 .415 06/15/42 3,975
10,000,000 (a),(b) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2025 B33RP
5 .023 08/15/42 10,001
2,241,765 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1
3 .818 05/15/48 2,041
872,111 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1
3 .635 03/15/50 857
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1
3 .757 03/15/50 1,946
1,002,301 Wells Fargo Commercial Mortgage Trust, Series 2017 C38
3 .261 07/15/50 1,000
2,197,255 (a) Wells Fargo Commercial Mortgage Trust, Series 2017 C38
3 .903 07/15/50 2,029
1,655,432 Wells Fargo Commercial Mortgage Trust, Series 2017 C39
3 .212 09/15/50
1,646
1,254,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C45
4 .405 06/15/51 1,233
1,700,000 Wells Fargo Commercial Mortgage Trust, Series 2021 21-C60
2 .547 08/15/54 1,489
1,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS2
3 .831 07/15/58 981

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 115,246 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2
4 .000% 04/25/49 $ 109
1,834,942 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4
3 .500 09/25/49 1,667
769,119 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4
3 .000 07/25/50 666
9,714,541 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2
2 .500 06/25/51 8,028
1,207,151 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2
3 .633 09/25/51 1,017
3,921,092 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2
2 .500 12/25/51 3,240
3,284,615 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .000 03/25/52 2,828
3,883,690 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .418 03/25/52 3,247
5,642,820 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .500 03/25/52 5,038
247,062 (a),(b) WinWater Mortgage Loan Trust, Series 2014 1
3 .930 06/20/44 211
TOTAL OTHER MORTGAGE BACKED 990,447
TOTAL STRUCTURED ASSETS
(Cost $1,542,579) 1,462,547
TOTAL LONG-TERM INVESTMENTS
(Cost $12,747,625) 12,193,163
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
95,677,725 (f) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680 (g) 95,678
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $95,678) 95,678
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 0.6%
EGP 30,900,000 Egypt Treasury Bills 0 .000 04/21/26 560
5,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 05/21/26 4,974
10,000,000 Federal Farm Credit Discount Notes 0 .000 04/09/26 9,991
10,000,000 Federal Farm Credit Discount Notes 0 .000 06/02/26 9,937
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/10/26 9,990
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/22/26 9,978
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/24/26 9,976
11,000,000 Federal Home Loan Bank Discount Notes 0 .000 07/22/26 10,876
10,000,000 Federal National Mortgage Association Discount Notes 0 .000 05/08/26 9,962
TOTAL GOVERNMENT AGENCY DEBT 76,244
REPURCHASE AGREEMENT - 0.5%
5,250,000 (h) Fixed Income Clearing Corporation 3 .660 04/01/26 5,250
50,000,000 (i) Fixed Income Clearing Corporation 3 .660 04/01/26 50,000
15,354,000 (j) Fixed Income Clearing Corporation 3 .660 04/01/26 15,354
TOTAL REPURCHASE AGREEMENT 70,604
TREASURY DEBT - 0.7%
JPY 468,000,000 Japan Treasury Discount Bill 0 .000 05/07/26 2,947
14,380,000 United States Treasury Bill 0 .000 04/09/26 14,368
10,000,000 United States Treasury Bill 0 .000 04/21/26 9,980
10,000,000 United States Treasury Bill 0 .000 04/23/26 9,978
10,000,000 United States Treasury Bill 0 .000 05/05/26 9,966
5,000,000 United States Treasury Bill 0 .000 05/14/26 4,979
12,500,000 United States Treasury Bill 0 .000 05/19/26 12,439
20,000,000 United States Treasury Bill 0 .000 06/09/26 19,862
TOTAL TREASURY DEBT 84,519
TOTAL SHORT-TERM INVESTMENTS
(Cost $231,518) 231,367
TOTAL INVESTMENTS - 99.4%
(Cost $13,074,821) 12,520,208
OTHER ASSETS & LIABILITIES, NET - 0.6% 74,040
NET ASSETS - 100.0% $12,594,248

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
AUD Australian Dollar
BRL Brazilian Real
CAONREPO Canadian Overnight Repo Rate Average
CAD Canadian Dollar
CHF Switzerland Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
SGD Singapore Dollar
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
^ Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,265,981,748 or 18.1% of Total
Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $114,553,623.
(e) When-issued or delayed delivery security.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $5,250,534 on 4/1/26, collateralized by Government Agency Securities, with coupon rates
1.750%–4.375% and maturity dates 1/31/29–11/30/30, valued at $5,355,048.
(i) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $50,005,083 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 1/31/28, valued at $51,000,000.
(j) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $15,355,561 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $15,661,245.

Core Bond

Portfolio of Investments March 31, 2026
(continued)
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 5-Year Note 3,555 06/30/26  $ 390,037 $ 384,579 $ (5,458)
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
EUR 456 $ 541 Australia and New Zealand Banking Group Limited 04/08/26 (13)
EUR 913 $ 1,089 Australia and New Zealand Banking Group Limited 04/08/26 (33)
$ 7,720 AUD 11,467 Australia and New Zealand Banking Group Limited 04/08/26 (191)
$ 12,790 CAD 17,548 Australia and New Zealand Banking Group Limited 04/08/26 171
$ 113,792 EUR 96,733 Australia and New Zealand Banking Group Limited 04/08/26 1,940
$ 2,657 EUR 2,227 Australia and New Zealand Banking Group Limited 04/08/26 82
$ 1,574 EUR 1,332 Australia and New Zealand Banking Group Limited 04/08/26 33
EUR 1,621 $ 1,876 Bank of America, N.A. 04/08/26 (2)
EUR 197 $ 229 Bank of America, N.A. 04/08/26 (2)
EUR 502 $ 580 Bank of America, N.A. 04/08/26 (0) ^
EUR 250 $ 288 Bank of America, N.A. 04/08/26 1
EUR 750 $ 866 Bank of America, N.A. 04/08/26 2
GBP 821 $ 1,091 Bank of America, N.A. 04/08/26 (4)
$ 2,156 MYR 8,492 Barclays Bank PLC 04/10/26 57
EUR 1,263 $ 1,501 Citibank N.A. 04/08/26 (41)
$ 7,169 KRW 10,469,200 Citibank N.A. 04/10/26 207
$ 599 KRW 887,579 Citibank N.A. 04/10/26 9
$ 997 SGD 1,268 Citibank N.A. 04/10/26 10
$ 5,746 EUR 4,888 JPMorgan Chase Bank, N.A 04/08/26 94
$ 1,185 CZK 24,811 Morgan Stanley Bank, N.A. 04/08/26 17
$ 503 EUR 425 Morgan Stanley Bank, N.A. 04/08/26 11
$ 558 HUF 185,259 Morgan Stanley Bank, N.A. 04/08/26 1
$ 470 MXN 8,302 Morgan Stanley Bank, N.A. 04/08/26 8
$ 2,072 PLN 7,613 Morgan Stanley Bank, N.A. 04/08/26 22
$ 1,460 ZAR 23,970 Morgan Stanley Bank, N.A. 04/08/26 44
$ 2,149 CHF 1,687 Morgan Stanley Capital Services 04/08/26 37
$ 598 EUR 508 Morgan Stanley Capital Services 04/08/26 10
$ 414 EUR 349 Morgan Stanley Capital Services 04/08/26 11
$ 593 EUR 500 Morgan Stanley Capital Services 04/08/26 14
$ 26,147 GBP 19,322 Morgan Stanley Capital Services 04/08/26 573
$ 478 GBP 350 Morgan Stanley Capital Services 04/08/26 15
$ 23,839 JPY 3,699,219 Morgan Stanley Capital Services 04/08/26 514
$ 606 NOK 6,077 Morgan Stanley Capital Services 04/08/26 (21)
$ 1,483 NZD 2,551 Morgan Stanley Capital Services 04/08/26 17
$ 3,032 JPY 468,000 Morgan Stanley Capital Services 05/07/26 73
$ 2,317 MXN 41,771 Standard Chartered Bank 04/08/26 (12)
$ 496 NZD 816 Standard Chartered Bank 04/08/26 28
$ 1,269 IDR 21,420,240 Standard Chartered Bank 04/10/26 6
$ 1,473 THB 46,413 Standard Chartered Bank 04/10/26 64
ZAR 15,824 $ 943 Standard Chartered Bank 04/08/26 (9)
$ 726 RON 3,188 Toronto Dominion Bank 04/08/26 4
Total  $ 3,747
Total unrealized appreciation on forward foreign currency contracts  $ 4,075
Total unrealized depreciation on forward foreign currency contracts  $ (328)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
AUD Australian Dollar
CAD Canadian Dollar
CHF Switzerland Franc
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
ZAR South African Rand
^ Amount represents less than $1,000.

Core Bond

Portfolio of Investments March 31, 2026
(continued)
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Core Bond
Long-Term Investments
:
Bank loan obligations $— $18,970 $— $18,970
Corporate bonds — 3,200,064 — 3,200,064
Government bonds — 7,507,257 — 7,507,257
Preferred stocks 4,325 — — 4,325
Structured assets — 1,462,547 — 1,462,547
Investments purchased with collateral from securities lending 95,678 — — 95,678
Short-Term Investments
:
Government agency debt — 76,244 — 76,244
Repurchase agreement — 70,604 — 70,604
Treasury debt — 84,519 — 84,519
Investments in Derivatives
:
Futures contracts* (5,458) — — (5,458)
Forward foreign currency contracts* — 3,747 — 3,747
Total $94,545 $12,423,952 $— $12,518,497
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments March 31, 2026
Inflation-Linked Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 99.2%
BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0 .1%
$ 2,060,521 (a) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 5 .676% 07/27/28 $ 2,065
1,915,000 (a) Fluidra, S.A., Term Loan B, (TSFR1M + 1.925%) 5 .693 01/29/29 1,919
2,620,227 (a) Zurn Holdings, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .782 10/04/28 2,640
TOTAL CAPITAL GOODS 6,624
CONSUMER DURABLES & APPAREL - 0 .0%
680,000 (a) Crocs, Inc., Term Loan, (TSFR3M + 2.250%) 5 .950 02/20/29 683
TOTAL CONSUMER DURABLES & APPAREL 683
CONSUMER SERVICES - 0 .1%
2,764,007 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .418 09/23/30 2,761
2,394,875 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .450 11/29/30 2,375
TOTAL CONSUMER SERVICES 5,136
FINANCIAL SERVICES - 0 .0%
1,496,031 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .418 06/24/31 1,490
TOTAL FINANCIAL SERVICES 1,490
HEALTH CARE EQUIPMENT & SERVICES - 0 .0%
525,421 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5 .668 12/03/31 523
TOTAL HEALTH CARE EQUIPMENT & SERVICES 523
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
1,538,322 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5 .918 05/05/28 1,546
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,546
SOFTWARE & SERVICES - 0 .0%
1,674,200 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .418 09/12/29 1,660
TOTAL SOFTWARE & SERVICES 1,660
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
144,643 (a) Coherent Corp, Term Loan B2, (TSFR1M + 1.750%) 5 .418 07/02/29 145
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 145
TOTAL BANK LOAN OBLIGATIONS
(Cost $17,751) 17,807
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 2.1%
AUTOMOBILES & COMPONENTS - 0.0%
2,000,000 (b) Ford Otomotiv Sanayi AS.
7 .125 04/25/29 2,007
TOTAL AUTOMOBILES & COMPONENTS 2,007
BANKS - 0.3%
1,625,000 (b) Banco de Chile
2 .990 12/09/31 1,473
3,200,000 (b) Bank Hapoalim BM, Reg S
4 .722 07/14/29 3,162
3,000,000 Bank of America Corp
5 .162 01/24/31 3,057
1,500,000 Bank of America Corp
5 .511 01/24/36 1,530
1,825,000 (b) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .625 02/11/35 1,884
2,000,000 CitiBank NA
4 .576 05/29/27 2,008
3,500,000 JPMorgan Chase & Co
5 .103 04/22/31 3,564
2,000,000 JPMorgan Chase & Co
5 .502 01/24/36 2,047
2,950,000 Morgan Stanley Private Bank NA
4 .465 11/19/31 2,904
2,000,000 Wells Fargo & Co
5 .150 04/23/31 2,034
TOTAL BANKS 23,663
CAPITAL GOODS - 0.0%
2,000,000 Boeing Co
3 .250 02/01/28 1,960
650,000 Eaton Corp
4 .800 03/06/36 642
TOTAL CAPITAL GOODS 2,602
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
2,250,000 (b) Bidvest Group UK plc
6 .200 09/17/32 2,241

Inflation-Linked Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 278,000 (b),(c) Prime Security Services Borrower LLC
5 .750% 04/15/26 $ 278
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,519
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
3,505,000 (b) Albertsons Cos, Inc
6 .500 02/15/28 3,549
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,549
ENERGY - 0.6%
2,275,000 Ecopetrol S.A.
4 .625 11/02/31 2,022
4,000,000 Ecopetrol S.A.
7 .750 02/01/32 4,039
2,909,748 (b) EIG Pearl Holdings Sarl
3 .545 08/31/36 2,599
1,000,000 Enbridge, Inc
6 .000 11/15/28 1,038
1,500,000 Energy Transfer LP
6 .400 12/01/30 1,603
5,000,000 (b) Hilcorp Energy I LP
6 .000 04/15/30 4,867
2,000,000 (b) Hilcorp Energy I LP
6 .250 04/15/32 1,936
5,000,000 (b) Kinetik Holdings LP
5 .875 06/15/30 5,018
5,000,000 Occidental Petroleum Corp
3 .500 08/15/29 4,792
4,000,000 Petrobras Global Finance BV
5 .125 09/10/30 3,919
2,375,000 Petroleos Mexicanos
6 .700 02/16/32 2,324
3,480,000 (b) Petronas Capital Ltd
4 .950 01/03/31 3,557
2,000,000 (b) Petronas Capital Ltd
5 .340 04/03/35 2,053
2,950,000 (b) Saudi Arabian Oil Co
5 .250 07/17/34 2,933
3,150,000 (b) Sunoco LP
4 .625 05/01/30 3,032
TOTAL ENERGY 45,732
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
1,000,000 Healthcare Realty Holdings LP
3 .750 07/01/27 990
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 990
FINANCIAL SERVICES - 0.1%
2,000,000 AerCap Ireland Capital DAC
3 .000 10/29/28 1,925
1,500,000 (b) Indian Railway Finance Corp Ltd
3 .570 01/21/32 1,405
1,000,000 Morgan Stanley
5 .587 01/18/36 1,020
TOTAL FINANCIAL SERVICES 4,350
FOOD, BEVERAGE & TOBACCO - 0.1%
3,000,000 (b) Bimbo Bakeries USA, Inc
6 .400 01/15/34 3,199
3,000,000 (b) Gruma SAB de C.V.
5 .390 12/09/34 2,981
2,000,000 (b) Mars, Inc
4 .800 03/01/30 2,021
TOTAL FOOD, BEVERAGE & TOBACCO 8,201
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,000,000 CVS Health Corp
1 .300 08/21/27 1,916
2,000,000 HCA, Inc
5 .625 09/01/28 2,040
10,645,000 Montefiore Medical Center
2 .895 04/20/32 9,517
2,000,000 UnitedHealth Group, Inc
4 .000 05/15/29 1,979
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,452
INSURANCE - 0.0%
2,000,000 Reinsurance Group of America, Inc
5 .750 09/15/34 2,032
TOTAL INSURANCE 2,032
MATERIALS - 0.2%
1,750,000 Amcor Group Finance plc
5 .450 05/23/29 1,793
600,000 (b),(c) Antofagasta plc
5 .625 05/13/32 608
1,575,000 (b) Antofagasta plc
6 .250 05/02/34 1,645
1,175,000 (b) Antofagasta plc
5 .625 09/09/35 1,161
4,700,000 (b) Corp Nacional del Cobre de Chile
5 .125 02/02/33 4,647
1,500,000 (b) Corp Nacional del Cobre de Chile
6 .330 01/13/35 1,563
2,300,000 (b) OCP S.A.
6 .750 05/02/34 2,393
TOTAL MATERIALS 13,810
MEDIA & ENTERTAINMENT - 0.0%
1,000,000 Alphabet, Inc
4 .100 02/15/31 993
1,539,000 (b) CCO Holdings LLC
5 .125 05/01/27 1,537

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MEDIA & ENTERTAINMENT (continued)
$ 950,000 Meta Platforms, Inc
4 .875% 11/15/35 $ 932
TOTAL MEDIA & ENTERTAINMENT 3,462
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,000,000 Amgen, Inc
5 .150 03/02/28 2,029
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,029
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
2,000,000 Broadcom, Inc
4 .950 01/15/36 1,972
1,715,000 (b),(c) SK Hynix, Inc
6 .500 01/17/33 1,866
1,575,000 TSMC Arizona Corp
1 .750 10/25/26 1,554
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,392
SOFTWARE & SERVICES - 0.0%
975,000 Oracle Corp
5 .200 09/26/35 915
TOTAL SOFTWARE & SERVICES 915
TELECOMMUNICATION SERVICES - 0.2%
2,000,000 AT&T, Inc
2 .550 12/01/33 1,693
3,550,000 (b) Sitios Latinoamerica SAB de C.V.
6 .000 11/25/29 3,575
2,000,000 T-Mobile USA, Inc
5 .050 07/15/33 2,014
4,500,000 (b) Turk Telekomunikasyon AS.
6 .950 10/07/32 4,382
2,000,000 Verizon Communications, Inc
5 .250 04/02/35 2,002
TOTAL TELECOMMUNICATION SERVICES 13,666
TRANSPORTATION - 0.1%
2,500,000 (b),(c) Grupo Aeromexico SAB de C.V.
8 .625 11/15/31 2,400
5,460,000 (b) Transnet SOC Ltd
8 .250 02/06/28 5,651
TOTAL TRANSPORTATION 8,051
UTILITIES - 0.2%
1,700,000 (b) Comision Federal de Electricidad
5 .700 01/24/30 1,698
1,900,000 (b) Comision Federal de Electricidad
0 .000 01/28/34 1,841
2,000,000 Duke Energy Carolinas LLC
2 .550 04/15/31 1,829
2,500,000 (b) Ferrellgas LP
5 .875 04/01/29 2,390
2,000,000 Florida Power & Light Co
4 .800 05/15/33 2,001
1,450,000 (b) Israel Electric Corp Ltd, Reg S
3 .750 02/22/32 1,335
1,500,000 (b) Israel Electric Corp Ltd, Reg S
5 .633 01/28/38 1,481
TOTAL UTILITIES 12,575
TOTAL CORPORATE BONDS
(Cost $172,253) 170,997
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 93.4%
ASSET BACKED - 0.0%
1,600,000 (a),(b),(d) BX Trust, (TSFR1M + 1.450%)
5 .120 04/15/41 1,602
TOTAL ASSET BACKED 1,602
MORTGAGE BACKED - 2.0%
2,000,000 (a),(b) BX Trust, (TSFR1M + 1.200%)
4 .950 03/15/39 1,989
360,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
6 .762 03/25/42 365
4,000,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%)
7 .262 07/25/42 4,121
6,235,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7 .706 01/25/43 6,446
4,465,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .212 05/25/43 4,651
918,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
6 .362 07/25/43 939
6,324,200 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 6,591
4,510,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .212 10/25/43 4,705
17,000,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7 .012 05/25/42 17,372
4,355,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8 .162 06/25/42 4,520
10,605,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
6 .912 04/25/43 11,016
12,227,226 Ginnie Mae I Pool
3 .600 09/15/31 11,954
6,292,645 Ginnie Mae I Pool
3 .650 02/15/32 6,150
1,655,836 Ginnie Mae I Pool
3 .380 07/15/35 1,572
2,257,586 Ginnie Mae I Pool
3 .870 10/15/36 2,176
28,783,838 Ginnie Mae I Pool
1 .730 07/15/37 24,703
19,992,201 Ginnie Mae I Pool
1 .650 07/15/42 15,836
22,655,642 Ginnie Mae I Pool
2 .750 01/15/45 21,449
11,560,000 (a),(b) PLYM Commercial Mortgage Trust, (TSFR1M + 1.250%)
4 .900 03/15/43 11,519

Inflation-Linked Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 4,878,008 (a),(b) Sequoia Mortgage Trust, (SOFR30A + 1.250%)
4 .912% 02/25/56 $ 4,888
TOTAL MORTGAGE BACKED 162,962
OTHER MORTGAGE BACKED - 0.0%
1,150,000 (a),(b) DK Trust, (TSFR1M + 1.843%)
5 .521 08/15/37 1,152
3,700,000 (a),(b) DK Trust, (TSFR1M + 1.593%)
5 .943 08/15/37 3,706
TOTAL OTHER MORTGAGE BACKED 4,858
U.S. TREASURY SECURITIES - 91.4%
744,054 (e) United States Treasury Inflation Indexed Bonds
0 .125 04/15/26 745
5,969,656 (e) United States Treasury Inflation Indexed Bonds
0 .125 07/15/26 6,056
109,806,154 (e) United States Treasury Inflation Indexed Bonds
0 .125 10/15/26 110,751
152,806,185 (e) United States Treasury Inflation Indexed Bonds
0 .375 01/15/27 153,105
133,785,444 (e) United States Treasury Inflation Indexed Bonds
2 .375 01/15/27 136,132
166,322,808 (e) United States Treasury Inflation Indexed Bonds
0 .125 04/15/27 165,379
115,796,837 (e) United States Treasury Inflation Indexed Bonds
0 .375 07/15/27 115,746
148,209,750 (e) United States Treasury Inflation Indexed Bonds
1 .625 10/15/27 150,494
253,799,700 (e) United States Treasury Inflation Indexed Bonds
0 .500 01/15/28 251,792
190,008,864 (e) United States Treasury Inflation Indexed Bonds
1 .750 01/15/28 192,713
215,436,501 (e) United States Treasury Inflation Indexed Bonds
1 .250 04/15/28 216,244
136,176,012 (e) United States Treasury Inflation Indexed Bonds
3 .625 04/15/28 143,162
121,396,783 (e) United States Treasury Inflation Indexed Bonds
0 .750 07/15/28 121,023
68,590,342 (e) United States Treasury Inflation Indexed Bonds
2 .375 10/15/28 71,004
295,586,820 (e) United States Treasury Inflation Indexed Bonds
0 .875 01/15/29 293,397
148,293,046 (e) United States Treasury Inflation Indexed Bonds
2 .500 01/15/29 153,814
390,402,760 (e) United States Treasury Inflation Indexed Bonds
2 .125 04/15/29 400,763
54,085,628 (e) United States Treasury Inflation Indexed Bonds
3 .875 04/15/29 58,335
247,921,050 (e) United States Treasury Inflation Indexed Bonds
0 .250 07/15/29 241,098
151,136,017 (e) United States Treasury Inflation Indexed Bonds
1 .625 10/15/29 153,509
299,101,099 (e) United States Treasury Inflation Indexed Bonds
0 .125 01/15/30 286,239
320,194,166 (e) United States Treasury Inflation Indexed Bonds
1 .625 04/15/30 323,379
162,466,857 (e) United States Treasury Inflation Indexed Bonds
0 .125 07/15/30 154,636
222,711,181 (e) United States Treasury Inflation Indexed Bonds
1 .125 10/15/30 220,712
352,733,609 (e) United States Treasury Inflation Indexed Bonds
0 .125 01/15/31 331,603
291,772,973 (e) United States Treasury Inflation Indexed Bonds
0 .125 07/15/31 272,586
161,294,821 (e) United States Treasury Inflation Indexed Bonds
0 .125 01/15/32 148,428
50,568,444 (e) United States Treasury Inflation Indexed Bonds
3 .375 04/15/32 55,785
271,768,468 (e) United States Treasury Inflation Indexed Bonds
0 .625 07/15/32 256,397
360,584,337 (e) United States Treasury Inflation Indexed Bonds
1 .125 01/15/33 347,273
279,781,237 (e) United States Treasury Inflation Indexed Bonds
1 .375 07/15/33 273,473
437,025,089 (e) United States Treasury Inflation Indexed Bonds
1 .750 01/15/34 435,156
347,048,586 (e) United States Treasury Inflation Indexed Bonds
1 .875 07/15/34 348,737
381,882,690 (e) United States Treasury Inflation Indexed Bonds
2 .125 01/15/35 388,321
314,040,033 (e) United States Treasury Inflation Indexed Bonds
1 .875 07/15/35 312,496
172,808,488 (e) United States Treasury Inflation Indexed Bonds
1 .875 01/15/36 170,722
70,400,000 (c) United States Treasury Note
3 .500 02/28/31 69,036
TOTAL U.S. TREASURY SECURITIES 7,530,241
TOTAL GOVERNMENT BONDS
(Cost $7,748,850) 7,699,663
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 3.5%
ASSET BACKED - 1.9%
4,925,000 CNH Equipment Trust, Series 2024 C
4 .030 01/15/30 4,917
2,872,500 (b) DB Master Finance LLC, Series 2021 1A
2 .045 11/20/51 2,828
5,649,250 (b) DB Master Finance LLC, Series 2021 1A
2 .493 11/20/51 5,319
4,213,000 (b) DB Master Finance LLC, Series 2021 1A
2 .791 11/20/51 3,724
14,055,000 Ford Credit Auto Owner Trust, Series 2024 C
4 .070 07/15/29 14,054
18,000,000 (b) Ford Credit Auto Owner Trust, Series 2024 1
4 .870 08/15/36 18,261
4,000,000 GM Financial Automobile Leasin, Series 2026 1
3 .880 01/22/29 3,980
9,900,000 GM Financial Consumer Automobile Receivables Trust, Series 2024 4
4 .400 08/16/29 9,923
12,575,000 Honda Auto Receivables Owner Trust, Series 2026 1
3 .780 09/23/30 12,471
2,800,663 (b),(f) Industrial DPR Funding Ltd, Series 2022 1A
5 .380 04/15/34 2,513
5,430,000 (b) LAD Auto Receivables Trust, Series 2026 1A
3 .920 04/15/31 5,386

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 1,694,300 (b) MVW LLC, Series 2021 2A
1 .830% 05/20/39 $ 1,612
5,434,700 (b) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A
2 .380 11/20/51 4,719
3,756,245 (b) Sunnova Helios VIII Issuer LLC, Series 2022 A
2 .790 02/22/49 3,145
15,186,230 (b) Tesla Auto Lease Trust, Series 2024 B
4 .820 10/20/27 15,214
18,650,000 Toyota Auto Receivables Owner Trust, Series 2024 D
4 .400 06/15/29 18,718
25,000,000 (b) Verizon Master Trust Series, Series 2024 5
5 .000 06/21/32 25,492
8,655,000 World Omni Auto Receivables Tr, Series 2026 A
3 .860 05/15/31 8,582
TOTAL ASSET BACKED 160,858
OTHER MORTGAGE BACKED - 1.6%
5,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP
5 .423 06/15/35 4,988
3,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP
6 .673 06/15/35 2,997
3,285,000 (b) BBCMS Trust, Series 2015 SRCH
4 .197 08/10/35 3,186
2,000,000 (a) Benchmark Mortgage Trust, Series 2018 B2
4 .292 02/15/51 1,304
3,387,267 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.385%), Series 2021 CIP
5 .058 12/15/38 3,385
4,132,292 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.392%), Series 2024 XL5
5 .064 03/15/41 4,142
1,967,832 (a),(b) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP
5 .513 01/17/39 1,969
699,407 (b) COMM Mortgage Trust, Series 2013 CR6
3 .397 03/10/46 693
1,756,478 (a) COMM Mortgage Trust, Series 2014 CR14
3 .792 02/10/47 1,737
5,130,062 COMM Mortgage Trust, Series 2014 CR17
4 .377 05/10/47 5,083
797,682 (a) COMM Mortgage Trust, Series 2015 CR26
4 .613 10/10/48 783
150,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8 .206 05/25/42 154
4,500,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
8 .412 09/25/42 4,722
10,855,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8 .106 12/25/42 11,294
2,949,000 DBJPMortgage Trust, Series 2016 C1
3 .539 05/10/49 2,927
11,000,000 (b) GM Financial Revolving Receivables Trust, Series 2024 1
4 .980 12/11/36 11,204
5,000,000 (a),(b) INTOWN Mortgage Trust, (TSFR1M + 2.250%), Series 2025 STAY
6 .500 03/15/42 5,001
2,000,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN
3 .620 01/16/37 940
1,978,203 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23
4 .537 09/15/47 1,957
5,750,000 (a),(b) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19
5 .168 05/18/42 5,763
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK
2 .718 12/15/36 1,865
8,497,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL
5 .077 03/15/39 8,495
6,555,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 2.943%), Series 2022 LPFL
7 .773 03/15/39 6,547
2,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6 .430 07/15/36 2,216
2,000,000 (a),(b) NYC Trust, (TSFR1M + 2.291%), Series 2024 3ELV
5 .963 08/15/29 2,001
2,000,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF
4 .667 07/15/38 1,896
2,100,000 (a),(b) SCG Trust, (TSFR1M + 1.500%), Series 2025 SNIP
5 .173 09/15/42 2,103
7,283,080 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.400%), Series 2022 IND
6 .073 02/15/39 7,290
5,000,000 (a),(b) TX Trust, (TSFR1M + 1.591%), Series 2024 HOU
5 .264 06/15/39 5,000
7,165,000 UBS Commercial Mortgage Trust, Series 2017 C1
4 .036 06/15/50 6,910
5,749,338 (a),(b) Verus Securitization Trust, Series 2021 7
2 .240 10/25/66 5,093
4,400,000 (a),(b) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2025 B33RP
5 .023 08/15/42 4,400
TOTAL OTHER MORTGAGE BACKED 128,045
TOTAL STRUCTURED ASSETS
(Cost $292,920) 288,903
TOTAL LONG-TERM INVESTMENTS
(Cost $8,231,774) 8,177,370
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
4,766,378 (g) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680 (h) 4,766
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $4,766) 4,766

Inflation-Linked Bond

Portfolio of Investments March 31, 2026
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0.4%
$ 30,727,000 (i) Fixed Income Clearing Corporation 3 .660% 04/01/26 $ 30,727
TOTAL REPURCHASE AGREEMENT 30,727
TOTAL SHORT-TERM INVESTMENTS
(Cost $30,727) 30,727
TOTAL INVESTMENTS - 99.7%
(Cost $8,267,267) 8,212,863
OTHER ASSETS & LIABILITIES, NET - 0.3% 25,843
NET ASSETS - 100.0% $8,238,706
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $371,506,821 or 4.5% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $72,903,378.
(d) When-issued or delayed delivery security.
(e) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $30,730,124 on 4/1/26, collateralized by Government Agency Securities, with coupon rates
3.750%–4.625% and maturity dates 4/15/28–8/15/35, valued at $31,341,619.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,001 06/18/26  $ 112,857 $ 111,158 $ (1,699)
U.S. Treasury 2-Year Note 330 06/30/26 68,574 68,457 (117)
U.S. Treasury 5-Year Note 2,246 06/30/26 245,870 242,971 (2,899)
Total 3,577  $ 427,301  $ 422,586  $ (4,715)

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Inflation-Linked Bond
Long-Term Investments
:
Bank loan obligations $— $17,807 $— $17,807
Corporate bonds — 170,997 — 170,997
Government bonds — 7,699,663 — 7,699,663
Structured assets — 286,390 2,513 288,903
Investments purchased with collateral from securities lending 4,766 — — 4,766
Short-Term Investments
:
Repurchase agreement — 30,727 — 30,727
Investments in Derivatives
:
Futures contracts* (4,715) — — (4,715)
Total $51 $8,205,584 $2,513 $8,208,148
* Represents net unrealized appreciation (depreciation).

Responsible Balanced
Portfolio of Investments March 31, 2026

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 98.9%
BANK LOAN OBLIGATIONS - 0.1%
CAPITAL GOODS - 0 .0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/26 $ 0 ^
TOTAL CAPITAL GOODS 0 ^
UTILITIES - 0 .1%
10,041,234 (c) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 5 .700 05/30/29 9,984
4,676,500 (c) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .668 04/30/31 4,661
TOTAL UTILITIES 14,645
TOTAL BANK LOAN OBLIGATIONS
(Cost $15,062) 14,645
SHARES DESCRIPTION VALUE (000)
COMMON STOCKS - 58.9%
AUTOMOBILES & COMPONENTS - 1.1%
118,360 (d) Aptiv plc 8,219
172,487 (d) Bayerische Motoren Werke AG. 15,956
662,900 Bridgestone Corp 13,814
389,122 Cie Generale des Etablissements Michelin S.C.A 13,331
65,039 General Motors Co 4,846
558,100 Isuzu Motors Ltd 8,037
22,944 (d) Rivian Automotive, Inc 345
419,632 (d) Tesla, Inc 155,998
931,269 Yamaha Motor Co Ltd 6,728
TOTAL AUTOMOBILES & COMPONENTS 227,274
BANKS - 3.6%
885,240 Australia and New Zealand Banking Group 22,260
1,475,112 Banco Bilbao Vizcaya Argentaria S.A. 31,862
641,595 Bank Hapoalim Ltd 15,068
692,309 (d) Bank of Ireland Group plc 12,561
2,612,757 BOC Hong Kong Holdings Ltd 14,415
1,505,144 CaixaBank S.A. 18,043
900,882 Citigroup, Inc 102,169
1,366 Citizens Financial Group, Inc 82
373,872 Commonwealth Bank of Australia 43,783
1,062,900 Concordia Financial Group Ltd 9,488
505,614 DNB Bank ASA 15,820
141,896 Erste Bank der Oesterreichischen Sparkassen AG. 15,328
3,559,486 HSBC Holdings plc 58,456
865,957 ING Groep NV 22,477
4,277,197 (d) Intesa Sanpaolo S.p.A. 25,868
663,549 JPMorgan Chase & Co 195,189
120,191 KBC Groep NV 14,710
704,721 Mizuho Financial Group, Inc 28,530
1,252,667 Oversea-Chinese Banking Corp 21,455
2,518 PNC Financial Services Group, Inc 524
11,713 Regions Financial Corp 306
246,372 Societe Generale 17,989
808,050 Standard Chartered plc 16,840
928,400 Sumitomo Mitsui Financial Group, Inc 30,526
902,991 (e) Svenska Handelsbanken AB 11,905
TOTAL BANKS 745,654
CAPITAL GOODS - 5.8%
3,206 3M Co 466
385,958 ABB Ltd 31,381
110,328 ACS Actividades de Construccion y Servicios S.A. 13,455
99,029 AerCap Holdings NV 13,585
194,439 (d) Alfa Laval AB 10,636
351,621 Alstom RGPT 10,056
980,170 Atlas Copco AB 17,297
865,618 (d) Atlas Copco AB 13,532

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
51,187 (d) Axon Enterprise, Inc $ 21,739
196,322 Bouygues S.A. 11,378
329,627 Bunzl plc 9,924
12,267 Carrier Global Corp 691
170,109 Caterpillar, Inc 120,515
17,300 CNH Industrial NV 190
3,787 Cummins, Inc 2,037
324,900 (d) Daifuku Co Ltd 11,472
125,900 Daikin Industries Ltd 15,101
140,708 Deere & Co 79,261
396 Dover Corp 83
251,074 Eaton Corp plc 89,802
383,600 Ebara Corp 10,859
69,812 Eiffage S.A. 10,707
125,902 (d) Epiroc AB 2,697
488,891 (d) Epiroc AB 12,035
414,655 Fanuc Ltd 14,454
3,164 Fastenal Co 147
576 Ferguson Enterprises, Inc 134
1,880 Fortive Corp 104
68,920 GE Vernova, Inc 60,160
149,371 (d) GEA Group AG. 10,712
2,855 Graco, Inc 242
15,767 (d) Hochtief AG. 7,172
386 IDEX Corp 73
597,748 Ingersoll Rand, Inc 47,892
253,915 (d) InPost S.A. 4,495
6,519 Johnson Controls International plc 854
1,339,270 Keppel Corp Ltd 12,338
70,419 Kingspan Group plc 6,021
73,804 (d) Knorr-Bremse AG. 8,432
382,100 Komatsu Ltd 15,215
188,929 Kone Oyj (Class B) 12,061
741,700 (d) Kubota Corp 11,886
106,342 (d) Legrand S.A. 16,521
645,372 (d) Metso Outotec Oyj 11,184
639,400 Mitsubishi Electric Corp 20,913
514,900 Obayashi Corp 12,471
62,862 Parker-Hannifin Corp 56,277
455 Pentair plc 40
132,413 Prysmian S.p.A. 15,637
150,753 Quanta Services, Inc 82,766
225,956 (d) Rexel S.A. 8,954
957 Rockwell Automation, Inc 343
422,613 (d) Sandvik AB 16,246
129,647 Schneider Electric S.A. 35,313
371,600 Sekisui Chemical Co Ltd 6,239
168,925 Siemens AG. 41,156
323,080 Smiths Group plc 9,859
69,925 (d) Spirax-Sarco Engineering plc 6,273
212,364 Sunbelt Rentals Holdings, Inc 13,547
366,500 Swire Pacific Ltd (Class A) 4,006
77,956 Trane Technologies plc 32,487
716 United Rentals, Inc 522
19,555 (f) VAT Group AG. 12,199
581,616 Vestas Wind Systems A.S. 17,548
29,206 W.W. Grainger, Inc 31,858
347,719 (d) Wartsila Oyj (B Shares) 12,952
110,640 Xylem, Inc 13,221
TOTAL CAPITAL GOODS 1,199,823
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
279,040 Automatic Data Processing, Inc 56,695

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
852,467 Brambles Ltd $ 13,379
2,380 Broadridge Financial Solutions, Inc 387
108,586 (d) Bureau Veritas S.A. 3,250
536,601 Computershare Ltd 10,583
643,767 (d) Copart, Inc 21,373
410,028 Dai Nippon Printing Co Ltd 7,471
153,710 (d) Intertek Group plc 7,479
89,226 Paychex, Inc 8,219
107,302 (e) Randstad Holdings NV 2,801
485,300 Recruit Holdings Co Ltd 21,144
579,061 RELX plc 18,971
306,581 (d) Rentokil Initial plc 1,903
154 SGS S.A. 16
1,371 TransUnion 95
1,081 Veralto Corp 96
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 173,862
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.0%
93 (d) Autozone, Inc 314
184 (d) Burlington Stores, Inc 60
1,212 (d) Carvana Co 381
22,452 Dieteren S.A. 4,157
755,021 eBay, Inc 68,722
57,700 (d) Fast Retailing Co Ltd 22,798
679 Genuine Parts Co 72
2,011 (d) Hennes & Mauritz AB (B Shares) 38
335,528 Home Depot, Inc 110,352
363,213 Industria de Diseno Textil S.A. 21,142
1,078,152 (d) Kingfisher plc 4,099
143,501 Lowe's Cos, Inc 33,906
342 (d) Mercadolibre, Inc 591
414,366 Prosus NV 19,183
1,560,900 (d) Rakuten, Inc 7,297
390,500 (e) Sanrio Co Ltd 2,428
636,056 TJX Cos, Inc 101,578
4,840 Tractor Supply Co 219
30 (d) Ulta Beauty, Inc 16
377,877 Wesfarmers Ltd 19,293
1,624 Williams-Sonoma, Inc 296
732 (d),(f) Zalando SE 18
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 416,960
CONSUMER DURABLES & APPAREL - 0.5%
808 (d) Adidas-Salomon AG. 131
85,400 Asics Corp 2,296
92,765 (d) Deckers Outdoor Corp 9,285
2,369 DR Horton, Inc 325
8,687 (d) Hermes International 16,456
45,662 Kering 13,866
520 (d) Lululemon Athletica, Inc 80
141,715 Moncler S.p.A 8,532
10 (d) NVR, Inc 66
1,011,600 Panasonic Corp 16,966
714 Pulte Homes, Inc 84
2,400 Sekisui House Ltd 54
1,536,000 Sony Corp 32,014
TOTAL CONSUMER DURABLES & APPAREL 100,155
CONSUMER SERVICES - 1.4%
243,599 Amadeus IT Holding S.A. 13,929
17,968 Booking Holdings, Inc 75,651
0 Compass Group plc 0
626,973 Compass Group plc 17,493
1,439 Darden Restaurants, Inc 282
293,815 McDonald's Corp 91,315

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
13,000 Oriental Land Co Ltd $ 221
220,256 Pearson plc 2,904
104,624 Royal Caribbean Cruises Ltd 28,790
589,530 Starbucks Corp 52,816
171,235 Whitbread plc 5,265
3,316 Yum! Brands, Inc 516
TOTAL CONSUMER SERVICES 289,182
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
1,179,600 Aeon Co Ltd 14,103
35,292 Coles Group Ltd 535
177,161 Costco Wholesale Corp 176,529
2,001 (d) Dollar Tree, Inc 219
1,766,338 J Sainsbury plc 7,926
419,182 Marks & Spencer Group plc 1,889
360,695 Target Corp 43,716
2,763,871 Tesco plc 17,371
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 262,288
ENERGY - 1.3%
1,290,438 Baker Hughes Co 78,781
432,071 Halliburton Co 16,846
76,010 Marathon Petroleum Corp 18,560
427,351 Neste Oil Oyj 13,888
867,340 ONEOK, Inc 78,399
172,076 Phillips 66 31,349
79,597 Valero Energy Corp 19,667
TOTAL ENERGY 257,490
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
2,351 American Tower Corp 406
6,214,500 CapitaMall Trust 11,144
1,190 Crown Castle, Inc 97
82,500 Equinix, Inc 80,870
56,604 (d) Fonciere Des Regions 3,383
869,126 Goodman Group 15,604
3,560 Iron Mountain, Inc 363
718,628 Land Securities Group plc 5,301
649,654 Prologis, Inc 85,871
2,267,224 Scentre Group 5,231
110,963 Unibail-Rodamco-Westfield 12,242
455,658 Welltower, Inc 90,088
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 310,600
FINANCIAL SERVICES - 5.0%
440,244 3i Group plc 14,348
300,554 American Express Co 90,912
95,276 Ameriprise Financial, Inc 42,341
561,155 Bank of New York Mellon Corp 66,570
1,283,300 Daiwa Securities Group, Inc 12,160
69,103 Deutsche Boerse AG. 20,243
129,237 (d) EQT AB 4,010
1,680 Fidelity National Information Services, Inc 79
125,099 Goldman Sachs Group, Inc 105,832
403,846 Hong Kong Exchanges and Clearing Ltd 20,373
161,462 (d) Julius Baer Group Ltd 11,876
170,435 London Stock Exchange Group plc 20,126
130,046 Macquarie Group Ltd 18,474
261,110 Mastercard, Inc (Class A) 130,466
105,217 Moody's Corp 45,901
599,112 Morgan Stanley 98,596
194,779 Nasdaq Stock Market, Inc 16,535
1,836,400 Nomura Holdings, Inc 14,460
255,949 PayPal Holdings, Inc 11,577
182,012 S&P Global, Inc 77,417
951,610 Schroders plc 7,327

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
820,800 Singapore Exchange Ltd $ 12,521
139,398 Synchrony Financial 9,482
816,942 UBS Group AG 31,855
490,123 Visa, Inc (Class A) 148,135
TOTAL FINANCIAL SERVICES 1,031,616
FOOD, BEVERAGE & TOBACCO - 1.6%
511,826 Ajinomoto Co, Inc 14,470
3,327 Archer-Daniels-Midland Co 242
262,673 Associated British Foods plc 6,575
1,758 Bunge Global S.A. 224
2,242,979 Coca-Cola Co 170,578
235,508 Danone 18,819
5,927 General Mills, Inc 221
5,201 Hormel Foods Corp 118
52,729 Kerry Group plc (Class A) 4,198
2,155 Keurig Dr Pepper, Inc 57
12,300 (e) Kikkoman Corp 112
16,685 Kraft Heinz Co 375
2,818 McCormick & Co, Inc 142
597,144 Mondelez International, Inc 34,419
495,039 Mowi ASA 11,259
541,297 Nestle S.A. 53,096
731,708 Orkla ASA 9,208
1,967,414 Wilmar International Ltd 5,911
TOTAL FOOD, BEVERAGE & TOBACCO 330,024
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
4,112 Alcon, Inc 311
3,752 AmerisourceBergen Corp 1,179
33,470 Cigna Group 8,928
548 Cochlear Ltd 65
158,278 (d) Cooper Cos, Inc 11,317
504,151 (d) Edwards Lifesciences Corp 40,372
27,295 Elevance Health, Inc 7,991
91,717 Essilor International S.A. 21,372
95,155 (d) Hologic, Inc 7,193
116,700 Hoya Corp 20,231
92,240 (d) IDEXX Laboratories, Inc 51,829
42,579 (d) Insulet Corp 8,935
543 Labcorp Holdings, Inc 145
35,406 McKesson Corp 30,639
725,136 Sigma Healthcare Ltd 1,340
4,292 (d) Solventum Corp 280
28,727 STERIS plc 6,352
3,897 Zimmer Biomet Holdings, Inc 352
TOTAL HEALTH CARE EQUIPMENT & SERVICES 218,831
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
2,111 Church & Dwight Co, Inc 197
384 Colgate-Palmolive Co 33
108,563 Henkel KGaA 7,798
148,896 (d) Henkel KGaA (Preference) 11,502
1,125 Kimberly-Clark Corp 108
3,938 (d) L'Oreal S.A. 1,608
1,397,975 Procter & Gamble Co 201,923
247,196 Reckitt Benckiser Group plc 16,622
6,300 (d) Uni-Charm Corp 37
500,968 Unilever plc 27,503
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 267,331
INSURANCE - 2.5%
11,696 (d) Admiral Group plc 489
1,285,992 (d) Aegon NV 9,405
91,534 Allianz AG. 38,656
28,668 (d) Arch Capital Group Ltd 2,752

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
414,213 Assicurazioni Generali S.p.A. $ 16,664
1,695,476 Aviva plc 13,607
522,427 AXA S.A. 24,006
1,687,000 Dai-ichi Life Holdings, Inc 15,557
209,069 Gjensidige Forsikring ASA 5,469
168,660 Hartford Financial Services Group, Inc 22,808
22,791 Helvetia Holding AG. 5,899
1,573,697 Insurance Australia Group Ltd 7,970
4,037,586 Legal & General Group plc 13,269
243,151 Marsh & McLennan Cos, Inc 42,174
176,053 NN Group NV 13,749
716,022 (d) Phoenix Group Holdings plc 6,485
334,522 Progressive Corp 66,316
4,019 Prudential Financial, Inc 393
928,385 QBE Insurance Group Ltd 13,700
1,364,605 (d) Sampo Oyj 14,514
428,400 Sompo Holdings, Inc 16,677
14,256 (d) Swiss Life Holding 15,528
114,621 (e) Swiss Re AG. 19,254
590,700 Tokio Marine Holdings, Inc 27,728
263,481 Travelers Cos, Inc 76,852
9,454 (d) Tryg A.S. 225
40,339 Zurich Insurance Group AG 28,512
TOTAL INSURANCE 518,658
MATERIALS - 1.5%
174,096 (d) Akzo Nobel NV 10,008
847 Amcor plc 34
271,583 Antofagasta plc 12,179
1,156,600 Asahi Kasei Corp 11,317
1,098 Avery Dennison Corp 189
1,862 Ball Corp 110
196,934 Boliden AB 10,324
83,841 DSM-Firmenich AG. 5,997
275,659 Ecolab, Inc 73,331
200,075 Endeavour Mining plc 12,054
1,392,571 Evolution Mining Ltd 12,540
260,164 (d) Evonik Industries AG. 5,105
1,002,071 Fortescue Metals Group Ltd 14,319
2,010 Givaudan S.A. 6,797
3,900 International Flavors & Fragrances, Inc 283
382,663 International Paper Co 13,661
839,066 (d) Lynas Corp Ltd 11,392
1,239,900 Mitsubishi Chemical Holdings Corp 7,248
467,600 (d) Nippon Paint Co Ltd 2,932
589,400 Nitto Denko Corp 11,790
1,285,737 (d) Norsk Hydro ASA 13,704
770,030 Northern Star Resources Ltd 11,194
100,776 Novozymes A.S. 5,987
653 PPG Industries, Inc 70
545,200 Shin-Etsu Chemical Co Ltd 22,200
430 Sika AG. 71
3,310 Steel Dynamics, Inc 596
313,044 (d),(e) Stora Enso Oyj (R Shares) 3,676
202,500 Sumitomo Metal Mining Co Ltd 11,786
1,427,400 Toray Industries, Inc 10,167
416,614 (d),(e) UPM-Kymmene Oyj 13,040
TOTAL MATERIALS 314,101
MEDIA & ENTERTAINMENT - 4.0%
873,109 Alphabet, Inc 250,460
1,045,169 Alphabet, Inc (Class A) 300,549
25,664 (f) Auto Trader Group plc 161
11,025 carsales.com Ltd 176

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
736 (d) Charter Communications, Inc $ 159
1,178,339 Comcast Corp (Class A) 33,830
293,537 Electronic Arts, Inc 59,844
1,174,355 Informa plc 11,795
3,576 (d) Liberty Media Corp-Liberty Formula One (Class C) 304
262,022 (d) Live Nation, Inc 39,961
642,532 News Corp (Class A) 16,018
17,331 (d) Pinterest, Inc 318
1,543 REA Group Ltd 169
78,401 (d),(f) Scout24 SE 6,049
48,372 (d) Spotify Technology S.A. 23,456
293,418 (d) Take-Two Interactive Software, Inc 57,950
641,943 Universal Music Group NV 12,461
191,853 (d) Warner Bros Discovery, Inc 5,268
2,874,725 (e) Z Holdings Corp 6,931
TOTAL MEDIA & ENTERTAINMENT 825,859
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.4%
134,850 AbbVie, Inc 29,329
63,792 Agilent Technologies, Inc 7,271
244 (d) Alnylam Pharmaceuticals, Inc 81
252,373 Amgen, Inc 88,797
19,662 (d) Argenx SE 14,269
959,126 Astellas Pharma, Inc 15,636
383,581 Bayer AG. 17,751
397 (d) Biogen, Inc 73
284,306 Bristol-Myers Squibb Co 17,243
180,380 CSL Ltd 17,717
746,247 Daiichi Sankyo Co Ltd, Reg S 13,351
443,003 Danaher Corp 83,993
200 Eisai Co Ltd 6
185,979 Eli Lilly & Co 171,058
120,157 Eurofins Scientific SE 8,768
77,951 (d) Galderma Group AG. 15,320
487,746 Gilead Sciences, Inc 67,977
1,046,887 GSK plc 28,837
3,528,231 Haleon plc 17,461
2,379 (d) IQVIA Holdings, Inc 406
11,489 Lonza Group AG. 7,370
99,610 Merck KGaA 12,656
130 (d) Mettler-Toledo International, Inc 164
396,199 Novartis AG. 60,814
1,172 Regeneron Pharmaceuticals, Inc 906
143,402 Roche Holding AG. 57,230
26,572 Sartorius AG. 6,649
55,615 UCB S.A. 16,757
169,681 (d) Vertex Pharmaceuticals, Inc 75,769
303 (d) Waters Corp 90
38,413 West Pharmaceutical Services, Inc 9,628
283,724 Zoetis, Inc 33,539
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 896,916
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
2,401,900 Capitaland Investment Ltd 5,113
327,806 (d) CBRE Group, Inc 44,404
285,300 Daiwa House Industry Co Ltd 8,951
501,072 Mitsubishi Estate Co Ltd 13,908
3,820,000 Sino Land Co 5,597
811,000 Sun Hung Kai Properties Ltd 13,504
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 91,477
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.7%
426,102 (d) Advanced Micro Devices, Inc 86,682
82,769 Analog Devices, Inc 26,332
315,948 Applied Materials, Inc 107,988

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
75,136 ASML Holding NV $ 99,913
683,191 Broadcom, Inc 211,454
37,800 Disco Corp 15,407
47,536 (d) First Solar, Inc 9,377
1,042,639 (d) Intel Corp 46,012
491,863 Lam Research Corp 105,091
6,475 Marvell Technology, Inc 641
4,171,666 Nvidia Corp 727,539
111,590 NXP Semiconductors NV 21,968
945,608 Renesas Electronics Corp 13,520
384,148 Texas Instruments, Inc 74,578
117,824 Tokyo Electron Ltd 29,273
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,575,775
SOFTWARE & SERVICES - 4.1%
358,437 Accenture plc 71,075
207,363 (d) Adobe, Inc 50,406
262,046 (d) Autodesk, Inc 62,734
200,145 (d) Cadence Design Systems, Inc 55,614
592,070 (d) Dassault Systemes SE 11,986
150,101 (d) Fortinet, Inc 12,266
772,600 Fujitsu Ltd 15,800
120,567 (d) Gartner, Inc 19,091
4,126 (d) GoDaddy, Inc 341
724 (d) HubSpot, Inc 177
413,671 International Business Machines Corp 100,270
137,132 Intuit, Inc 59,293
2,370 (d) MongoDB, Inc 580
622,205 NEC Corp 15,482
265,500 Nomura Research Institute Ltd 7,266
204,436 (d) Palo Alto Networks, Inc 32,775
55,179 (d) PTC, Inc 7,863
405,177 Salesforce, Inc 75,635
235,686 SAP AG. 40,180
515,822 (d) ServiceNow, Inc 53,929
131,862 (d) Synopsys, Inc 52,281
6,000 TIS, Inc 128
401,981 (d) Trimble Inc 26,221
4,420 (d) Twilio, Inc 556
97,361 VeriSign, Inc 24,181
51,149 WiseTech Global Ltd 1,380
287,948 (d) Workday, Inc 37,410
2,164 (d) Xero Ltd 114
TOTAL SOFTWARE & SERVICES 835,034
TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
568,680 (d) Arista Networks, Inc 69,823
495,700 (d) Canon, Inc 13,754
1,524,656 Cisco Systems, Inc 118,298
710,900 FUJIFILM Holdings Corp 13,547
2,221,629 Hewlett Packard Enterprise Co 52,897
1,592,463 HP, Inc 30,591
265,985 (d) Keysight Technologies, Inc 75,106
8,753 Motorola Solutions, Inc 3,799
136,136 NetApp, Inc 13,939
101,032 Seagate Technology Holdings plc 39,580
241,055 Shimadzu Corp 5,728
202,267 Western Digital Corp 54,711
234,932 Yokogawa Electric Corp 7,260
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 499,033
TELECOMMUNICATION SERVICES - 1.2%
1,650,039 AT&T, Inc 47,835
4,670,958 BT Group plc 13,091
275,934 (f) Cellnex Telecom S.A. 8,872

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
1,125,664 KDDI Corp $ 19,166
13,011,900 SoftBank Corp 17,411
1,091,380 Softbank Group Corp 26,575
363 Swisscom AG. 305
653,741 Telenor ASA 11,498
418,134 (d) TeliaSonera AB 2,142
1,654,169 Verizon Communications, Inc 83,039
10,229,647 Vodafone Group plc 15,430
TOTAL TELECOMMUNICATION SERVICES 245,364
TRANSPORTATION - 0.9%
1,724,145 Auckland International Airport Ltd 7,897
363 CH Robinson Worldwide, Inc 60
851,139 CSX Corp 34,939
74,031 DSV AS 17,879
583,100 East Japan Railway Co 13,336
450 Expeditors International Washington, Inc 64
255,318 Getlink S.E. 5,509
2,485,137 (d) Grab Holdings Ltd 9,096
1,288 JB Hunt Transport Services, Inc 273
1,628,364 (e) MTR Corp 6,673
213,200 Seibu Holdings, Inc 5,957
1,537,844 Transurban Group 15,001
181,436 (d) Uber Technologies, Inc 13,051
147,662 Union Pacific Corp 35,826
420,900 West Japan Railway Co 8,296
TOTAL TRANSPORTATION 173,857
UTILITIES - 1.4%
22,224 Acciona S.A. 5,844
752 American Water Works Co, Inc 102
271,135 Atmos Energy Corp 50,084
241,667 Consolidated Edison, Inc 27,352
269,437 Contact Energy Ltd 1,432
113,907 (d) Edison International 8,336
27,356 (d) Elia Group S.A. 4,202
307,751 (d) Endesa S.A. 12,834
2,528,139 Energias de Portugal S.A. 13,378
52,469 Eversource Energy 3,635
1,143,475 Exelon Corp 56,053
1,629,781 Iberdrola S.A. 37,313
404,037 Meridian Energy Ltd 1,293
1,433,260 National Grid plc 24,194
539,328 Orsted AS 13,375
487,726 Scottish & Southern Energy plc 16,860
48,157 Verbund AG. 3,680
TOTAL UTILITIES 279,967
TOTAL COMMON STOCKS
(Cost $9,875,575) 12,087,131
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 12.9%
AUTOMOBILES & COMPONENTS - 0.1%
$ 2,025,000 Toyota Motor Corp
4 .450% 06/30/30 2,027
10,727,000 Toyota Motor Credit Corp
2 .150 02/13/30 9,851
2,260,000 (f) ZF North America Capital, Inc
6 .875 04/14/28 2,292
4,980,000 (e),(f) ZF North America Capital, Inc
7 .125 04/14/30 4,910
TOTAL AUTOMOBILES & COMPONENTS 19,080
BANKS - 2.1%
6,925,000 (f) Banco Nacional de Comercio Exterior SNC
2 .720 08/11/31 6,789
13,000,000 Banco Santander S.A.
5 .127 11/06/35 12,673
12,125,000 (g) Bank of America Corp
6 .625 N/A 12,431
10,000,000 Bank of Montreal
3 .803 12/15/32 9,840
8,875,000 Bank of Montreal
7 .700 05/26/84 9,114

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 15,125,000 Bank of Montreal
6 .875% 11/26/85 $ 15,264
8,895,000 (g) Bank of New York Mellon Corp
6 .300 N/A 9,062
13,900,000 (e) Bank of Nova Scotia
6 .875 10/27/85 13,655
2,500,000 (f) BPCE S.A.
2 .045 10/19/27 2,465
11,350,000 (f) BPCE S.A.
6 .293 01/14/36 11,879
16,775,000 Canadian Imperial Bank of Commerce
6 .950 01/28/85 16,737
10,075,000 Canadian Imperial Bank of Commerce
7 .000 10/28/85 10,182
9,225,000 Canadian Imperial Bank of Commerce
6 .500 07/28/86 9,017
2,274,000 (c) CitiBank NA, (SOFR + 0.712%)
4 .370 11/19/27 2,274
12,375,000 CitiBank NA
4 .876 11/19/27 12,415
5,500,000 (e),(g) Citigroup, Inc
6 .625 N/A 5,504
10,000,000 Credit Agricole Corporate & Investment Bank S.A.
4 .570 08/25/30 9,897
5,775,000 (f) Credit Agricole S.A.
5 .222 05/27/31 5,845
7,500,000 Deutsche Bank AG.
6 .819 11/20/29 7,875
4,950,000 (f) Federation des Caisses Desjardins du Quebec
5 .147 11/27/28 5,088
9,125,000 (f) Federation des Caisses Desjardins du Quebec
5 .250 04/26/29 9,323
8,300,000 (f) Federation des Caisses Desjardins du Quebec
4 .565 08/26/30 8,257
10,050,000 HSBC Holdings plc
5 .240 05/13/31 10,192
10,000,000 HSBC Holdings plc
5 .874 11/18/35 10,130
4,650,000 HSBC Holdings plc
5 .741 09/10/36 4,655
12,500,000 ING Groep NV
5 .525 03/25/36 12,645
6,725,000 (g) ING Groep NV
7 .000 N/A 6,715
4,000,000 (c) Inter-American Development Bank, (SOFR Compounded Index + 0.300%)
4 .093 02/15/29 4,003
4,500,000 Inter-American Development Bank
3 .802 11/12/30 4,408
3,650,000 (f) Intesa Sanpaolo S.p.A
6 .625 06/20/33 3,954
15,000,000 (f) Intesa Sanpaolo S.p.A
7 .800 11/28/53 17,523
15,193,000 JPMorgan Chase & Co
6 .070 10/22/27 15,338
12,575,000 JPMorgan Chase & Co
5 .571 04/22/28 12,729
4,500,000 JPMorgan Chase & Co
5 .766 04/22/35 4,687
6,575,000 JPMorgan Chase & Co
5 .576 07/23/36 6,659
12,475,000 (g) JPMorgan Chase & Co
6 .875 N/A 12,943
3,075,000 M&T Bank Corp
4 .833 01/16/29 3,089
7,750,000 Morgan Stanley Bank NA
5 .504 05/26/28 7,838
3,675,000 Morgan Stanley Private Bank NA
4 .734 07/18/31 3,664
13,975,000 Morgan Stanley Private Bank NA
4 .465 11/19/31 13,758
3,700,000 (g) NatWest Group plc
8 .125 N/A 4,005
5,500,000 (f),(g) Nordea Bank Abp
6 .750 N/A 5,484
14,600,000 PNC Bank NA
4 .543 05/13/27 14,601
3,375,000 (f) Royal Bank of Canada
1 .050 09/14/26 3,331
10,750,000 (e),(f) Royal Bank of Canada
4 .851 12/14/26 10,811
6,100,000 Santander UK Group Holdings plc
5 .136 09/22/36 5,891
13,625,000 (c),(f) Skandinaviska Enskilda Banken AB, (SOFR Compounded Index + 0.680%)
4 .328 03/12/29 13,613
8,500,000 (h) Sumitomo Mitsui Financial Group, Inc, Reg S
4 .522 02/12/32 8,356
13,875,000 (f) Swedbank AB
4 .898 03/30/31 13,930
TOTAL BANKS 440,538
CAPITAL GOODS - 0.2%
10,625,000 Air Lease Corp
5 .100 03/01/29 10,721
10,384,000 Conservation Fund
3 .474 12/15/29 9,908
0 Cummins, Inc
5 .450 02/20/54 0
2,000,000 Johnson Controls International plc
1 .750 09/15/30 1,775
3,000,000 Nature Conservancy
3 .001 03/01/29 2,830
6,200,000 (f) Siemens Funding BV
5 .200 05/28/35 6,349
4,376,000 (f) Sociedad de Transmision Austral S.A.
4 .000 01/27/32 4,135
TOTAL CAPITAL GOODS 35,718
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
9,500,000 (e) Automatic Data Processing, Inc
1 .700 05/15/28 9,050
10,000,000 Automatic Data Processing, Inc
1 .250 09/01/30 8,784
8,200,000 (e) Automatic Data Processing, Inc
4 .450 09/09/34 8,040
11,875,000 Capital Impact Partners
5 .335 08/01/30 12,021
15,945,000 Capital Impact Partners
5 .999 08/01/35 16,709
10,200,000 Corp Andina de Fomento
4 .251 02/03/31 9,955
22,870,000 International Bank for Reconstruction & Development
1 .123 03/31/32 22,686

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 15,810,000 Rockefeller Foundation
2 .492% 10/01/50 $ 9,438
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 96,683
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
3,675,000 AutoNation, Inc
4 .450 01/15/29 3,644
5,525,000 Lowe's Cos, Inc
2 .800 09/15/41 3,891
5,300,000 Lowe's Cos, Inc
4 .250 04/01/52 4,062
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,597
CONSUMER SERVICES - 0.3%
1,250,000 Bush Foundation
2 .754 10/01/50 767
5,915,000 Enterprise Community Loan Fund, Inc
4 .152 11/01/28 5,875
4,000,000 Henry J Kaiser Family Foundation
4 .214 12/01/30 3,964
2,250,000 Mary Free Bed Rehabilitation Hospital
3 .786 04/01/51 1,541
7,725,000 Massachusetts Higher Education Assistance Corp
2 .673 07/01/31 6,768
2,500,000 Massachusetts Institute of Technology
3 .959 07/01/38 2,287
10,000,000 Mather Foundation
2 .675 10/01/31 8,914
3,500,000 Oberlin College
2 .874 10/01/51 2,164
775,000 Salvation Army
5 .637 09/01/26 777
21,500,000 Salvation Army
4 .528 09/01/48 18,337
5,000,000 Starbucks Corp
4 .450 08/15/49 4,075
3,335,000 Trustees of Dartmouth College
4 .273 06/01/30 3,333
2,500,000 (f) WK Kellogg Foundation Trust
2 .443 10/01/50 1,478
TOTAL CONSUMER SERVICES 60,280
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
5,750,000 (f) Alimentation Couche-Tard, Inc
3 .625 05/13/51 4,031
10,625,000 SYSCO Corp
5 .750 01/17/29 10,924
13,598,000 SYSCO Corp
2 .400 02/15/30 12,457
6,125,000 SYSCO Corp
5 .100 09/23/30 6,174
6,000,000 SYSCO Corp
5 .400 03/23/35 5,956
18,954,000 Walmart, Inc
1 .800 09/22/31 16,791
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 56,333
ENERGY - 1.1%
10,300,000 (f) Amazon Conservation DAC
6 .034 01/16/42 10,516
13,500,000 Cheniere Energy Partners LP
4 .000 03/01/31 12,959
4,850,000 Cheniere Energy Partners LP
5 .950 06/30/33 5,084
23,331,000 (h) CIF Capital Markets Mechanism plc, Reg S
4 .750 01/22/28 23,600
8,350,000 ConocoPhillips Co
5 .050 09/15/33 8,480
8,875,000 ConocoPhillips Co
5 .300 05/15/53 8,213
4,515,000 ConocoPhillips Co
5 .550 03/15/54 4,326
6,100,000 Diamondback Energy, Inc
5 .550 04/01/35 6,225
3,675,000 EOG Resources, Inc
4 .400 01/15/31 3,649
8,125,000 Equinor ASA
2 .375 05/22/30 7,506
13,750,000 Equinor ASA
5 .125 06/03/35 13,999
7,932,000 Equinor ASA
3 .950 05/15/43 6,514
12,450,000 Equinor ASA
3 .250 11/18/49 8,562
2,950,000 (e) Kinder Morgan, Inc
5 .850 06/01/35 3,091
2,500,000 Magellan Midstream Partners LP
3 .950 03/01/50 1,771
6,850,000 MPLX LP
5 .500 06/01/34 6,921
16,777,000 (f) New York State Electric & Gas Corp
5 .650 08/15/28 17,216
2,000,000 (f) New York State Electric & Gas Corp
5 .850 08/15/33 2,087
2,025,000 Occidental Petroleum Corp
6 .050 10/01/54 1,969
4,350,000 TotalEnergies Capital S.A.
5 .488 04/05/54 4,176
14,025,000 TotalEnergies Capital S.A.
5 .275 09/10/54 13,082
10,550,000 TotalEnergies Capital S.A.
5 .638 04/05/64 10,124
10,850,000 TotalEnergies Capital S.A.
5 .425 09/10/64 10,088
7,875,000 Totalenergies Capital USA LLC
4 .569 01/13/33 7,795
10,000,000 Williams Cos, Inc
5 .300 08/15/28 10,210
18,000,000 Woodside Finance Ltd
5 .100 09/12/34 17,717
TOTAL ENERGY 225,880
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
5,187,000 American Homes 4 Rent LP
5 .500 02/01/34 5,233
6,000,000 ERP Operating LP
4 .150 12/01/28 5,970
5,946,000 Host Hotels & Resorts LP
2 .900 12/15/31 5,286

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 1,920,000 (f) Starwood Property Trust, Inc
5 .250% 10/15/28 $ 1,898
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,387
FINANCIAL SERVICES - 1.8%
9,750,000 Bank of Montreal
4 .100 12/15/27 9,730
4,375,000 BB Blue Financing DAC
4 .395 09/20/29 4,249
10,839,600 BB Blue Financing DAC
4 .395 09/20/37 10,502
3,325,000 Brookfield Asset Management Ltd
6 .077 09/15/55 3,285
2,250,000 (f) Clearinghouse Community Development Financial Institution
7 .000 10/15/30 2,383
9,645,000 Community Preservation Corp
2 .867 02/01/30 8,969
1,500,000 (e) Ford Foundation
2 .415 06/01/50 884
18,400,000 (e) Ford Foundation
2 .815 06/01/70 10,258
2,500,000 Goldman Sachs Group, Inc
4 .387 06/15/27 2,500
8,800,000 Goldman Sachs Group, Inc
5 .541 01/21/47 8,386
14,242,000 (f) GPS Blue Financing DAC
5 .645 11/09/41 14,070
20,500,000 HA Sustainable Infrastructure Capital, Inc
6 .150 01/15/31 20,865
16,362,000 HA Sustainable Infrastructure Capital, Inc
6 .375 07/01/34 16,470
2,975,000 HA Sustainable Infrastructure Capital, Inc
8 .000 06/01/56 3,078
2,250,000 HA Sustainable Infrastructure Capital, Inc
7 .125 11/15/56 2,239
958,000 (f) HAT Holdings I LLC
3 .375 06/15/26 955
9,585,000 (f) HAT Holdings I LLC
3 .750 09/15/30 8,820
20,340,000 (c) International Finance Corp, (SOFR Compounded Index + 0.270%)
3 .936 07/30/27 20,364
10,000,000 (c) International Finance Corp, (SOFR Compounded Index + 0.310%)
3 .970 08/28/28 10,021
6,955,000 Kreditanstalt fuer Wiederaufbau
4 .375 02/28/34 7,024
9,875,000 Low Income Investment Fund
3 .711 07/01/29 9,548
7,725,000 Mastercard, Inc
1 .900 03/15/31 6,872
2,963,000 National Rural Utilities Cooperative Finance Corp
1 .350 03/15/31 2,535
12,255,000 National Rural Utilities Cooperative Finance Corp
4 .150 12/15/32 11,859
1,925,000 NHP Foundation
5 .850 12/01/28 1,983
4,850,000 NHP Foundation
6 .000 12/01/33 5,134
16,475,000 Private Export Funding Corp
1 .400 07/15/28 15,574
13,500,000 Private Export Funding Corp
4 .300 12/15/28 13,653
15,240,000 Reinvestment Fund, Inc
3 .880 02/15/27 15,069
7,435,000 Reinvestment Fund, Inc
3 .930 02/15/28 7,215
4,430,000 (e),(f) Starwood Property Trust, Inc
4 .375 01/15/27 4,408
2,800,000 (f) Starwood Property Trust, Inc
7 .250 04/01/29 2,883
13,170,000 (f) Starwood Property Trust, Inc
6 .000 04/15/30 13,144
6,057,997 Thirax  LLC
1 .462 03/07/33 5,437
10,250,000 (f) UBS Group AG.
5 .428 02/08/30 10,471
0 (f) UBS Group AG.
5 .617 09/13/30 0
9,925,000 (f) UBS Group AG.
6 .301 09/22/34 10,551
3,375,000 (f),(g) UBS Group AG.
9 .250 N/A 3,801
4,050,000 (f),(g) UBS Group AG.
9 .250 N/A 4,317
5,700,000 (f),(g) UBS Group AG.
7 .000 N/A 5,541
7,500,000 Visa, Inc
1 .900 04/15/27 7,344
17,000,000 Visa, Inc
1 .100 02/15/31 14,708
15,411,727 (f) WLB Asset II D Pte Ltd
6 .500 12/21/26 14,966
9,631,908 (f) WLB Asset VI Pte Ltd
7 .250 12/21/27 9,938
5,550,000 (f) WLB Asset VII Pte Ltd
5 .880 07/30/29 5,537
TOTAL FINANCIAL SERVICES 367,540
FOOD, BEVERAGE & TOBACCO - 0.2%
3,725,000 (e) Campbell Soup Co
5 .200 03/21/29 3,761
1,700,000 (f) Maple Parent Holdings Corp
4 .750 03/26/29 1,700
2,450,000 (f) Maple Parent Holdings Corp
6 .625 03/26/56 2,426
10,807,000 (f) Mars, Inc
4 .650 04/20/31 10,882
7,000,000 (e),(f) NBM US Holdings, Inc
6 .625 08/06/29 6,996
10,000,000 PepsiCo, Inc
3 .900 07/18/32 9,686
18,014,000 PepsiCo, Inc
2 .875 10/15/49 11,616
TOTAL FOOD, BEVERAGE & TOBACCO 47,067
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,500,000 (f) 180 Medical, Inc
5 .300 10/08/35 2,451
12,125,000 (h) International Finance Facility for Immunisation Co, Reg S
4 .125 10/29/27 12,146
6,000,000 Kaiser Foundation Hospitals
3 .150 05/01/27 5,937

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 21,213,000 Kaiser Foundation Hospitals
2 .810% 06/01/41 $ 15,389
10,540,000 Montefiore Medical Center
2 .895 04/20/32 9,423
3,170,000 (e) Seattle Children's Hospital
2 .719 10/01/50 1,947
TOTAL HEALTH CARE EQUIPMENT & SERVICES 47,293
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
3,800,000 Ecolab, Inc
4 .300 06/15/28 3,809
5,300,000 Procter & Gamble Co
3 .000 03/25/30 5,073
12,975,000 Procter & Gamble Co
1 .200 10/29/30 11,356
10,875,000 Procter & Gamble Co
4 .550 01/29/34 10,897
12,300,000 Unilever Capital Corp
4 .875 09/08/28 12,508
5,523,000 Unilever Capital Corp
2 .125 09/06/29 5,168
6,125,000 Unilever Capital Corp
1 .375 09/14/30 5,420
11,600,000 Unilever Capital Corp
4 .625 08/12/34 11,464
9,425,000 Unilever Capital Corp
2 .625 08/12/51 5,707
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 71,402
INSURANCE - 0.7%
0 (f) 200 Park Funding Trust
5 .740 02/15/55 0
9,850,000 Chubb INA Holdings LLC
4 .900 08/15/35 9,698
7,000,000 (h) Emirates NBD Bank PJSC, Reg S
4 .529 01/13/31 6,871
14,425,000 (f) Five Corners Funding Trust II
2 .850 05/15/30 13,438
5,400,000 MetLife, Inc
6 .350 03/15/55 5,480
11,600,000 (f) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5 .875 05/23/42 11,854
19,725,000 (f) Omnis Funding Trust
6 .722 05/15/55 19,941
EUR 5,300,000 (h) Pacific Life Global Funding II, Reg S
3 .125 06/18/31 5,965
10,000,000 Principal Financial Group, Inc
2 .125 06/15/30 9,028
8,500,000 (f) Principal Life Global Funding II
1 .250 08/16/26 8,406
4,825,000 (f) Protective Life Corp
4 .700 01/15/31 4,779
12,350,000 (f) Protective Life Corp
5 .350 12/15/35 12,136
2,152,000 Prudential Financial, Inc
3 .700 10/01/50 1,955
3,000,000 Travelers Cos, Inc
5 .050 07/24/35 3,005
2,650,000 Travelers Cos, Inc
2 .550 04/27/50 1,562
14,473,000 (f) USAA Capital Corp
2 .125 05/01/30 13,204
18,375,000 (f) Wynnton Funding Trust
5 .251 08/15/35 18,063
TOTAL INSURANCE 145,385
MATERIALS - 0.5%
5,000,000 (e) Air Products and Chemicals, Inc
4 .850 02/08/34 5,006
2,755,000 (f) Alcoa Nederland Holding BV
7 .125 03/15/31 2,881
10,000,000 Amcor Group Finance plc
5 .450 05/23/29 10,246
6,550,000 (f) Celulosa Arauco y Constitucion S.A.
4 .200 01/29/30 6,205
9,145,000 (f) Celulosa Arauco y Constitucion S.A.
5 .150 01/29/50 7,555
9,000,000 (e) Dow Chemical Co
5 .150 02/15/34 8,780
8,000,000 Dow Chemical Co
5 .600 02/15/54 6,879
11,000,000 (e),(f) FMG Resources August 2006 Pty Ltd
6 .125 04/15/32 11,240
9,000,000 (f) Inversiones CMPC S.A.
4 .375 04/04/27 8,975
1,210,000 (f) Inversiones CMPC S.A.
6 .125 06/23/33 1,203
4,000,000 (f) Klabin Austria GmbH
7 .000 04/03/49 3,979
11,125,000 Nutrien Ltd
5 .400 06/21/34 11,320
10,500,000 (e) Smurfit Westrock Financing DAC
5 .185 01/15/36 10,331
10,965,000 (f) Star Energy Geothermal Wayang Windu Ltd
6 .750 04/24/33 10,976
TOTAL MATERIALS 105,576
MEDIA & ENTERTAINMENT - 0.2%
5,500,000 Alphabet, Inc
1 .100 08/15/30 4,836
10,275,000 Asian Infrastructure Investment Bank
4 .500 01/16/30 10,491
4,950,000 Asian Infrastructure Investment Bank
4 .125 01/14/36 4,869
5,925,000 (f) Central American Bank for Economic Integration
3 .750 01/22/29 5,878
11,250,000 Comcast Corp
4 .650 02/15/33 11,138
TOTAL MEDIA & ENTERTAINMENT 37,212
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,400,000 Eli Lilly & Co
5 .550 10/15/55 2,369
2,450,000 Eli Lilly & Co
5 .650 10/15/65 2,407
13,619,000 Pfizer, Inc
2 .625 04/01/30 12,752

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 5,400,000 Pfizer, Inc
1 .750% 08/18/31 $ 4,715
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 22,243
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
4,000,000 Bridge Housing Corp
3 .250 07/15/30 3,723
5,625,000 Bridge Housing Corp
5 .321 07/15/35 5,632
8,550,000 National Community Renaissance of California
3 .270 12/01/32 7,477
9,770,000 Preservation Of Affordable Housing, Inc
4 .479 12/01/32 9,224
3,250,000 Preservation Of Affordable Housing, Inc
5 .435 06/01/36 3,151
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 29,207
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
17,100,000 Apple, Inc
3 .000 06/20/27 16,915
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 16,915
TELECOMMUNICATION SERVICES - 0.1%
7,250,000 (f) Central American Bank for Economic Integration
4 .750 01/24/28 7,339
7,675,000 (e),(f) Turkcell Iletisim Hizmetleri AS.
7 .650 01/24/32 7,816
6,425,000 (e),(f) WULF COMPUTE LLC
7 .750 10/15/30 6,789
TOTAL TELECOMMUNICATION SERVICES 21,944
TRANSPORTATION - 0.1%
9,475,000 Canadian Pacific Railway Co
3 .100 12/02/51 6,187
6,000,000 Norfolk Southern Corp
2 .300 05/15/31 5,370
TOTAL TRANSPORTATION 11,557
UTILITIES - 3.7%
8,050,000 (h) Abu Dhabi Future Energy Co Pjsc Masdar, Reg S
4 .875 05/21/30 7,995
5,704,000 AES Corp
5 .450 06/01/28 5,756
8,000,000 AES Corp
2 .450 01/15/31 7,077
4,950,000 (f) AIB Group plc
5 .320 05/15/31 5,039
3,325,000 (f) AltaGas Ltd
7 .200 10/15/54 3,371
12,325,000 Ameren Illinois Co
2 .900 06/15/51 7,679
9,325,000 American Water Capital Corp
5 .250 03/01/35 9,475
5,750,000 American Water Capital Corp
5 .700 09/01/55 5,626
4,500,000 Atlantic City Electric Co
2 .300 03/15/31 4,054
13,200,000 Avangrid, Inc
3 .800 06/01/29 12,883
CAD 4,125,000 (h) Brookfield Renewable Partners ULC
4 .542 10/12/35 2,933
7,050,000 (f) Brooklyn Union Gas Co
4 .632 08/05/27 7,048
10,000,000 (f) Brooklyn Union Gas Co
4 .866 08/05/32 9,777
EUR 4,400,000 (f) California Buyer Ltd
5 .625 02/15/32 4,919
11,560,000 (f) California Buyer Ltd
6 .375 02/15/32 11,295
5,300,000 (f) Colbun S.A.
3 .150 01/19/32 4,713
1,425,000 (f) Comision Federal de Electricidad
6 .450 01/24/35 1,421
17,500,000 Commonwealth Edison Co
2 .750 09/01/51 10,538
5,600,000 Connecticut Light and Power Co
4 .650 01/01/29 5,647
1,940,000 (f) Consorcio Transmantaro SA
4 .700 04/16/34 1,861
6,200,000 Consumers Energy Co
4 .600 05/30/29 6,243
11,843,105 (f) Continental Wind LLC
6 .000 02/28/33 12,088
2,250,000 (f) ContourGlobal Power Holdings S.A.
6 .750 02/28/30 2,275
14,752,000 Dominion Energy, Inc
2 .250 08/15/31 13,011
11,750,000 Dominion Energy, Inc
7 .000 06/01/54 12,428
11,736,000 DTE Electric Co
3 .950 03/01/49 9,080
9,025,000 DTE Electric Co
3 .250 04/01/51 6,081
3,000,000 DTE Electric Co
3 .650 03/01/52 2,171
3,688,000 Duke Energy Carolinas LLC
2 .850 03/15/32 3,357
4,975,000 Duke Energy Carolinas LLC
3 .550 03/15/52 3,509
10,000,000 Duke Energy Florida LLC
2 .500 12/01/29 9,373
9,699,000 Duke Energy Florida LLC
2 .400 12/15/31 8,662
10,000,000 Duke Energy Florida LLC
3 .000 12/15/51 6,288
4,000,000 Duke Energy Progress LLC
3 .450 03/15/29 3,913
5,276,000 Duke Energy Progress LLC
4 .000 04/01/52 3,978
2,100,000 Emera US Finance LLC
6 .850 10/01/56 2,102
6,375,000 (e) Florida Power & Light Co
4 .625 05/15/30 6,437
13,375,000 (f) International Development Association
4 .000 06/11/30 13,396
5,375,000 (f) International Development Association
3 .875 09/17/32 5,286
4,925,000 (f) International Development Association
4 .500 02/12/35 4,980

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 14,641,000 (f) Liberty Utilities Finance GP
2 .050% 09/15/30 $ 13,138
7,511,000 MidAmerican Energy Co
3 .650 04/15/29 7,375
5,725,000 MidAmerican Energy Co
5 .350 01/15/34 5,877
1,000,000 MidAmerican Energy Co
3 .950 08/01/47 771
1,925,000 MidAmerican Energy Co
5 .850 09/15/54 1,933
11,250,000 National Fuel Gas Co
2 .950 03/01/31 10,227
3,375,000 National Fuel Gas Co
5 .950 03/15/35 3,492
11,610,000 (f) New York State Electric & Gas Corp
2 .150 10/01/31 10,136
9,500,000 (f) New York State Electric & Gas Corp
5 .050 08/15/35 9,398
6,275,000 NextEra Energy Capital Holdings, Inc
6 .750 06/15/54 6,492
3,829,000 (e),(f) NextEra Energy Operating Partners LP
7 .250 01/15/29 3,941
13,000,000 (f) Niagara Mohawk Power Corp
1 .960 06/27/30 11,693
15,295,000 (f) Niagara Mohawk Power Corp
4 .119 11/28/42 12,338
11,436,000 Northern States Power Co
2 .900 03/01/50 7,397
623,000 Northern States Power Co
2 .600 06/01/51 375
7,868,000 Northern States Power Co
3 .200 04/01/52 5,338
8,125,000 Northern States Power Co
5 .400 03/15/54 7,700
5,250,000 Northwest Natural Gas Co
3 .078 12/01/51 3,218
10,000,000 Pacific Gas and Electric Co
6 .700 04/01/53 10,351
10,534,000 PacifiCorp
2 .900 06/15/52 5,992
5,207,323 PG&E Recovery Funding LLC
4 .838 06/01/33 5,285
11,375,000 PG&E Recovery Funding LLC
5 .231 06/01/42 11,166
4,750,000 PG&E Recovery Funding LLC
5 .529 06/01/49 4,666
7,113,000 Piedmont Natural Gas Co, Inc
3 .350 06/01/50 4,796
2,100,000 PPL Electric Utilities Corp
4 .850 02/15/34 2,093
5,000,000 Public Service Co of Colorado
3 .200 03/01/50 3,314
16,100,000 Public Service Co of Colorado
5 .750 05/15/54 15,639
11,879,000 Public Service Co of Oklahoma
2 .200 08/15/31 10,420
1,651,000 Public Service Electric and Gas Co
3 .100 03/15/32 1,520
4,875,000 Public Service Electric and Gas Co
4 .650 03/15/33 4,817
6,134,000 Public Service Electric and Gas Co
3 .200 08/01/49 4,121
9,300,000 Public Service Electric and Gas Co
5 .125 03/15/53 8,482
14,775,000 (f) Puget Energy, Inc
7 .000 09/15/56 14,662
9,050,000 (f) Puget Energy, Inc
7 .250 09/15/56 9,012
6,800,000 (f) RWE Finance US LLC
5 .125 09/18/35 6,611
13,315,000 (e),(f) RWE Finance US LLC
6 .250 04/16/54 13,383
15,000,000 (f) RWE Finance US LLC
5 .875 09/18/55 14,290
16,684,000 San Diego Gas & Electric Co
4 .950 08/15/28 16,948
19,738,000 San Diego Gas & Electric Co
2 .950 08/15/51 12,395
1,524,665 SCE Recovery Funding LLC
1 .977 11/15/28 1,475
7,100,000 SCE Recovery Funding LLC
2 .943 11/15/42 6,021
2,640,000 SCE Recovery Funding LLC
3 .240 11/15/46 1,903
16,379,839 (f) Solar Star Funding LLC
3 .950 06/30/35 15,547
22,433,439 (f) Solar Star Funding LLC
5 .375 06/30/35 22,510
8,429,000 Southern California Edison Co
2 .750 02/01/32 7,517
8,300,000 Southern California Edison Co
5 .200 06/01/34 8,238
1,493,000 Southern California Edison Co
3 .650 06/01/51 1,023
5,000,000 Southern California Edison Co
3 .450 02/01/52 3,272
12,318,000 Southwestern Electric Power Co
3 .250 11/01/51 7,877
18,650,000 Southwestern Public Service Co
3 .150 05/01/50 12,031
3,690,000 (b) Sunnova Energy Corp
0 .000 09/01/26 9
0 (f) Sunnova Energy Corp
5 .875 09/01/26 0
15,200,210 (f) Sweihan PV Power Co PJSC
3 .625 01/31/49 12,115
8,612,000 (f) TerraForm Power Operating LLC
5 .000 01/31/28 8,517
13,807,663 (f) Topaz Solar Farms LLC
4 .875 09/30/39 12,427
11,611,005 (f) Topaz Solar Farms LLC
5 .750 09/30/39 11,503
12,250,000 Union Electric Co
2 .150 03/15/32 10,690
19,626,000 Union Electric Co
2 .625 03/15/51 11,548
3,146,000 Union Electric Co
3 .900 04/01/52 2,358
3,775,000 (f),(g) Vistra Corp
7 .000 N/A 3,780
6,100,000 Western Midstream Operating LP
5 .500 12/15/35 5,999
6,293,000 (e),(f) XPLR Infrastructure Operating Partners LP
7 .750 04/15/34 6,499

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 12,250,000 Zions Bancorp NA
4 .704% 08/18/28 $ 12,141
TOTAL UTILITIES 749,567
TOTAL CORPORATE BONDS
(Cost $2,757,484) 2,637,404
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 23.3%
AGENCY SECURITIES - 0.5%
90,014 Abay Leasing LLC
2 .654 11/09/26 89
10,976,352 Crowley Conro LLC
4 .181 08/15/43 10,239
657,689 Ethiopian Leasing LLC
2 .566 08/14/26 653
25,000,000 Federal Home Loan Mortgage Corp
1 .540 08/17/35 19,216
18,880,000 Federal National Mortgage Association
0 .875 08/05/30 16,593
9,000,000 Federal National Mortgage Association
1 .625 08/24/35 6,959
750,000 (c) India Government AID Bond, (LIBOR 3 M + 0.100%)
4 .954 02/01/27 746
7,765,000 Private Export Funding Corp
3 .900 10/15/27 7,767
17,026,993 Thirax  LLC
0 .968 01/14/33 15,185
2,787,661 Thirax 2 LLC
2 .320 01/22/34 2,551
5,000,000 United States Department of Housing and Urban Development
3 .535 08/01/36 4,466
1,775,000 United States International Development Finance Corp
1 .440 04/15/28 1,707
1,000,000 United States International Development Finance Corp
1 .650 04/15/28 964
3,008,263 United States International Development Finance Corp
1 .790 10/15/29 2,884
9,400,822 United States International Development Finance Corp
2 .360 10/15/29 9,101
1,634,000 United States International Development Finance Corp
2 .930 05/15/30 1,581
2,700,400 United States International Development Finance Corp
3 .040 05/15/30 2,620
6,949,219 United States International Development Finance Corp
1 .630 07/15/38 5,759
4,288,661 United States International Development Finance Corp
2 .450 07/15/38 3,729
TOTAL AGENCY SECURITIES 112,809
ASSET BACKED - 0.0%
2,000,000 (c),(f),(i) SLG Office Trust
5 .452 04/15/41 2,007
TOTAL ASSET BACKED 2,007
FOREIGN GOVERNMENT BONDS - 3.2%
15,623,000 African Development Bank
4 .125 02/25/27 15,660
6,100,000 African Development Bank
3 .500 09/18/29 6,023
12,563,000 (e) African Development Bank
5 .750 08/07/74 12,236
10,200,000 (h) Agence Francaise de Developpement EPIC, Reg S
4 .875 01/16/30 10,417
2,400,000 Arab Petroleum Investments Corp, Reg S
1 .483 10/06/26 2,364
11,850,000 (f) Arab Petroleum Investments Corp
1 .483 10/06/26 11,672
14,000,000 (f) Arab Petroleum Investments Corp
5 .428 05/02/29 14,359
22,676,000 Asian Development Bank
3 .125 09/26/28 22,310
10,000,000 Asian Development Bank
3 .875 06/14/33 9,805
5,375,000 Asian Infrastructure Investment Bank
4 .875 09/14/26 5,401
5,600,000 (c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%), Reg S
4 .280 08/16/27 5,627
3,000,000 (c),(f) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)
4 .280 08/16/27 3,014
7,000,000 Asian Infrastructure Investment Bank
4 .125 01/18/29 7,049
6,400,000 Asian Infrastructure Investment Bank
4 .250 03/13/34 6,399
17,375,000 Brazilian Government International Bond
5 .500 02/04/33 17,055
4,500,000 (f) Caisse d'Amortissement de la Dette Sociale
4 .875 09/19/26 4,519
4,750,000 (f) Caisse d'Amortissement de la Dette Sociale
1 .375 01/20/31 4,168
5,000,000 (f) Caisse d'Amortissement de la Dette Sociale
2 .125 01/26/32 4,432
10,000,000 Canada Government International Bond
3 .750 04/26/28 9,987
13,600,000 Canada Government International Bond
4 .000 03/18/30 13,657
2,725,898 Canal Barge Co, Inc
4 .500 11/12/34 2,685
6,250,000 (f) CDP Financial, Inc
1 .000 05/26/26 6,223
10,075,000 Chile Government International Bond
3 .100 05/07/41 7,623
725,000 (f) Dominican Republic International Bond
6 .600 06/01/36 724
2,250,000 European Investment Bank
2 .375 05/24/27 2,214
11,961,000 European Investment Bank
0 .625 10/21/27 11,394
6,250,000 European Investment Bank
3 .250 11/15/27 6,196
11,600,000 European Investment Bank
1 .625 10/09/29 10,751
10,000,000 European Investment Bank
0 .875 05/17/30 8,855
19,749,000 European Investment Bank
0 .750 09/23/30 17,203

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 6,445,000 European Investment Bank
3 .750% 02/14/33 $ 6,289
2,000,000 European Investment Bank
4 .875 02/15/36 2,081
11,250,000 Export Development Canada
3 .750 09/07/27 11,232
13,050,000 Export Development Canada
3 .875 02/14/28 13,054
10,000,000 Export Development Canada
4 .125 02/13/29 10,069
11,400,000 Export Development Canada
4 .000 06/20/30 11,422
18,675,000 Export Development Canada
4 .750 06/05/34 19,284
3,500,000 Inter-American Development Bank
1 .125 01/13/31 3,072
15,800,000 (e) Inter-American Development Bank
3 .500 04/12/33 15,103
19,785,000 Inter-American Investment Corp
4 .125 02/15/28 19,867
21,780,000 International Bank for Reconstruction & Development
0 .000 03/31/27 20,902
5,250,000 (a) International Bank for Reconstruction & Development
0 .000 03/31/28 5,174
25,000,000 International Bank for Reconstruction & Development
1 .745 07/31/33 25,615
5,000,000 (f) International Development Association
0 .875 04/28/26 4,989
6,550,000 (e) International Finance Corp
4 .375 01/15/27 6,576
13,985,000 International Finance Facility for Immunisation Co, Reg S
1 .000 04/21/26 13,964
3,050,000 Japan Bank for International Cooperation
1 .625 01/20/27 2,994
1,750,000 Japan Bank for International Cooperation
4 .875 10/18/28 1,786
3,930,000 Japan International Cooperation Agency
4 .250 05/22/30 3,938
8,750,000 Japan International Cooperation Agency
1 .750 04/28/31 7,773
4,175,000 (f) Kommuninvest I Sverige AB
4 .625 09/29/28 4,248
8,250,000 (f) Korea Electric Power Corp
4 .875 01/31/27 8,294
8,500,000 (c),(f) Korea Electric Power Corp, (SOFR + 0.620%)
4 .280 11/12/28 8,510
7,125,000 (f) Korea Electric Power Corp
4 .125 11/12/30 7,060
6,500,000 Kreditanstalt fuer Wiederaufbau
1 .750 09/14/29 6,062
6,500,000 (f) Kuntarahoitus Oyj
3 .625 10/09/29 6,435
13,000,000 Landwirtschaftliche Rentenbank
0 .875 09/03/30 11,392
12,375,000 (f) Nederlandse Waterschapsbank NV
4 .000 06/01/28 12,401
4,450,000 (f) Nederlandse Waterschapsbank NV
4 .375 02/28/29 4,505
10,250,000 (f) Nederlandse Waterschapsbank NV
4 .500 01/16/30 10,434
7,000,000 Nederlandse Waterschapsbank NV, Reg S
1 .000 05/28/30 6,202
4,430,000 (f) Nederlandse Waterschapsbank NV
1 .000 05/28/30 3,925
15,641,000 OMERS Finance Trust, Reg S
3 .500 04/19/32 14,925
14,916,000 (f) OMERS Finance Trust
3 .500 04/19/32 14,233
750,000 OMERS Finance Trust, Reg S
4 .000 04/19/52 585
4,825,000 (f) OMERS Finance Trust
4 .000 04/19/52 3,763
9,750,000 Province of Ontario Canada
1 .125 10/07/30 8,577
11,750,000 Province of Ontario Canada
5 .050 04/24/34 12,209
9,100,000 Province of Ontario Canada
4 .850 06/11/35 9,309
5,000,000 Province of Quebec Canada
7 .500 09/15/29 5,554
10,625,000 Province of Quebec Canada
4 .500 09/08/33 10,664
10,500,000 Province of Quebec Canada
4 .250 09/05/34 10,301
7,750,000 Republic of Italy Government International Bond
4 .000 10/17/49 5,898
5,100,000 (f) Serbia International Bond
6 .000 06/12/34 5,110
TOTAL FOREIGN GOVERNMENT BONDS 655,802
MORTGAGE BACKED - 9.2%
2,115,000 (c),(f) Angel Oak Mortgage Trust
2 .837 11/25/66 1,574
1,958,935 (c),(f) Chase Home Lending Mortgage Trust Series
5 .500 12/25/56 1,949
49,752,511 (c),(f) Citigroup Mortgage Loan Trust
0 .153 02/25/52 435
5,577,584 (c),(f) Citigroup Mortgage Loan Trust
0 .250 02/25/52 76
9,130,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
6 .762 03/25/42 9,261
19,159,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
8 .312 06/25/42 19,920
4,918,240 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%)
7 .262 07/25/42 5,067
2,930,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7 .706 01/25/43 3,029
3,930,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .212 05/25/43 4,094
13,540,482 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .456 06/25/43 14,051
4,574,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
6 .362 07/25/43 4,679
4,645,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 4,841
4,470,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .212 10/25/43 4,663
496,184 Fannie Mae Pool
3 .500 05/01/32 489
705,624 Fannie Mae Pool
5 .000 05/01/35 711
488,048 Fannie Mae Pool
5 .000 10/01/35 492

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 370,772 Fannie Mae Pool
5 .000% 02/01/36 $ 374
852,180 Fannie Mae Pool
5 .500 11/01/38 878
108,785 Fannie Mae Pool
3 .000 05/01/40 101
302,616 Fannie Mae Pool
5 .000 09/01/40 306
745,725 Fannie Mae Pool
5 .000 05/01/41 754
521,875 Fannie Mae Pool
4 .000 09/01/42 506
962,323 Fannie Mae Pool
4 .500 03/01/44 951
42,631,422 Fannie Mae Pool
4 .000 05/01/44 41,410
262,089 Fannie Mae Pool
4 .500 06/01/44 258
2,717,732 Fannie Mae Pool
4 .500 06/01/44 2,685
556,430 Fannie Mae Pool
4 .500 08/01/44 550
1,460,446 Fannie Mae Pool
4 .500 10/01/44 1,439
2,753,631 Fannie Mae Pool
4 .500 11/01/44 2,720
476,419 Fannie Mae Pool
5 .000 11/01/44 482
776,796 Fannie Mae Pool
4 .500 12/01/44 765
312,749 Fannie Mae Pool
4 .000 01/01/45 303
119,457 Fannie Mae Pool
4 .500 03/01/45 118
225,941 Fannie Mae Pool
4 .500 04/01/45 223
1,538,475 Fannie Mae Pool
3 .500 05/01/45 1,452
2,239,792 Fannie Mae Pool
3 .500 01/01/46 2,107
444,919 Fannie Mae Pool
4 .000 04/01/46 430
2,553,056 Fannie Mae Pool
3 .500 06/01/46 2,396
1,714,184 Fannie Mae Pool
3 .500 07/01/46 1,609
2,755,690 Fannie Mae Pool
3 .500 07/01/46 2,595
776,568 Fannie Mae Pool
3 .500 08/01/46 729
245,039 Fannie Mae Pool
3 .000 10/01/46 216
2,073,932 Fannie Mae Pool
3 .500 10/01/46 1,946
870,075 Fannie Mae Pool
4 .500 05/01/47 861
1,057,410 Fannie Mae Pool
4 .000 10/01/47 1,013
205,949 Fannie Mae Pool
3 .500 11/01/47 194
216,330 Fannie Mae Pool
4 .500 11/01/47 213
11,745 Fannie Mae Pool
3 .500 01/01/48 11
1,584,494 Fannie Mae Pool
4 .500 01/01/48 1,559
1,243,525 Fannie Mae Pool
4 .500 02/01/48 1,223
1,010,357 Fannie Mae Pool
4 .500 05/01/48 994
672,859 Fannie Mae Pool
4 .500 05/01/48 662
9,022,340 Fannie Mae Pool
3 .000 07/01/50 8,102
5,483,945 Fannie Mae Pool
2 .500 08/01/51 4,705
3,440,059 Fannie Mae Pool
3 .000 09/01/51 3,075
3,766,019 Fannie Mae Pool
2 .500 12/01/51 3,200
10,759,217 Fannie Mae Pool
2 .500 02/01/52 9,215
34,352 Fannie Mae Pool
3 .000 02/01/52 30
3,593,938 Fannie Mae Pool
3 .500 02/01/52 3,337
10,591,310 Fannie Mae Pool
3 .000 04/01/52 9,324
698,006 Fannie Mae Pool
2 .500 05/01/52 591
17,857,991 Fannie Mae Pool
4 .000 05/01/52 16,908
10,793,107 Fannie Mae Pool
3 .500 06/01/52 9,953
2,726,795 Fannie Mae Pool
3 .500 06/01/52 2,503
48,162,399 Fannie Mae Pool
4 .000 06/01/52 45,647
3,539,896 Fannie Mae Pool
4 .500 06/01/52 3,434
34,711,667 Fannie Mae Pool
4 .000 07/01/52 32,802
3,310,748 Fannie Mae Pool
4 .500 07/01/52 3,211
11,762,150 Fannie Mae Pool
4 .000 08/01/52 11,105
28,779,568 Fannie Mae Pool
4 .500 08/01/52 27,886
22,138,440 Fannie Mae Pool
5 .000 08/01/52 21,946
133,693,178 Fannie Mae Pool
4 .500 09/01/52 129,597
9,264,931 Fannie Mae Pool
5 .000 09/01/52 9,184
49,489,062 Fannie Mae Pool
4 .500 10/01/52 48,003
58,770,292 Fannie Mae Pool
5 .000 10/01/52 58,274
4,005,851 Fannie Mae Pool
4 .500 11/01/52 3,882
24,587,014 Fannie Mae Pool
5 .500 12/01/52 24,831
141,899 Fannie Mae Pool
5 .000 01/01/53 141

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 4,155,708 Fannie Mae Pool
6 .000% 02/01/53 $ 4,261
2,157,796 Fannie Mae Pool
6 .000 03/01/53 2,215
29,389,512 Fannie Mae Pool
5 .000 04/01/53 29,125
8,396,744 Fannie Mae Pool
5 .000 05/01/53 8,321
2,020,716 Fannie Mae Pool
6 .000 05/01/53 2,068
7,685,701 Fannie Mae Pool
5 .000 06/01/53 7,631
36,151,114 Fannie Mae Pool
5 .500 06/01/53 36,451
0 Fannie Mae Pool
4 .500 07/01/53 0
7,554,652 Fannie Mae Pool
5 .000 07/01/53 7,484
5,034,560 Fannie Mae Pool
5 .000 08/01/53 4,983
41,068,816 Fannie Mae Pool
5 .500 08/01/53 41,391
65,623,389 Fannie Mae Pool
5 .500 10/01/53 66,108
31,760,902 Fannie Mae Pool
6 .000 11/01/53 32,539
507,639 Fannie Mae Pool
6 .000 01/01/54 518
12,234,687 Fannie Mae Pool
4 .000 02/01/54 11,589
3,645,397 Fannie Mae Pool
5 .500 04/01/54 3,666
75,987,444 Fannie Mae Pool
5 .500 05/01/54 76,409
2,892,961 Fannie Mae Pool
6 .000 06/01/54 2,952
18,319,243 Fannie Mae Pool
5 .500 10/01/54 18,414
1,062,737 (c) Fannie Mae REMICS, (SOFR30A + 5.836%)
2 .174 09/25/43 105
4,456,562 Fannie Mae REMICS
3 .500 02/25/48 3,983
3,148,105 Fannie Mae REMICS
4 .000 07/25/48 2,979
4,421,965 Fannie Mae REMICS
2 .000 08/25/50 547
6,614,082 Fannie Mae REMICS
2 .000 10/25/50 4,656
10,747,488 Fannie Mae REMICS
2 .500 11/25/50 1,470
3,917,268 Fannie Mae REMICS
3 .000 12/25/50 664
3,299,245 Fannie Mae REMICS
3 .000 02/25/51 629
4,255,891 Fannie Mae REMICS
2 .500 11/25/51 450
12,730,936 Fannie Mae REMICS
3 .500 04/25/52 9,897
2,679,314 Fannie Mae REMICS
4 .000 05/25/52 2,177
7,322,235 Fannie Mae REMICS
4 .500 07/25/52 6,544
2,688,187 Fannie Mae REMICS
4 .500 08/25/52 2,345
2,019,219 Fannie Mae REMICS
4 .000 09/25/52 1,781
2,515,370 Fannie Mae REMICS
4 .000 09/25/52 2,228
1,954,294 Fannie Mae REMICS
4 .500 10/25/52 1,859
2,242,950 Fannie Mae REMICS
4 .500 10/25/52 2,152
4,052,882 Fannie Mae REMICS
5 .500 11/25/52 4,101
8,047,805 (c) Fannie Mae-Aces
2 .862 02/25/27 7,973
2,752,955 (c) Fannie Mae-Aces
3 .312 06/25/28 2,712
2,274 Freddie Mac Gold Pool
8 .000 01/01/31 2
56,518 Freddie Mac Gold Pool
4 .500 07/01/33 56
378,648 Freddie Mac Gold Pool
7 .000 12/01/33 398
62,621 Freddie Mac Gold Pool
7 .000 05/01/35 66
291,633 Freddie Mac Gold Pool
5 .000 06/01/36 295
98,464 Freddie Mac Gold Pool
5 .000 07/01/39 100
64,399 Freddie Mac Gold Pool
4 .000 06/01/42 63
150,435 Freddie Mac Gold Pool
4 .500 10/01/44 148
192,196 Freddie Mac Gold Pool
4 .500 11/01/44 188
384,301 Freddie Mac Gold Pool
4 .500 11/01/44 379
197,209 Freddie Mac Gold Pool
4 .500 12/01/44 193
189,325 Freddie Mac Gold Pool
4 .500 12/01/44 186
825,662 Freddie Mac Gold Pool
3 .500 04/01/45 780
3,060,537 Freddie Mac Gold Pool
3 .500 10/01/45 2,885
55,727 Freddie Mac Gold Pool
3 .000 04/01/47 50
338,657 Freddie Mac Gold Pool
4 .500 06/01/47 334
742,966 Freddie Mac Gold Pool
4 .000 09/01/47 715
586,697 Freddie Mac Gold Pool
3 .500 12/01/47 551
2,359,149 Freddie Mac Gold Pool
4 .500 08/01/48 2,324
5,069,495 Freddie Mac Pool
2 .310 12/01/31 4,585
6,739,652 Freddie Mac Pool
3 .740 06/01/37 6,166
7,154,577 Freddie Mac Pool
3 .350 08/01/37 6,387
2,214,622 Freddie Mac Pool
3 .400 12/01/37 1,959

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 5,646,500 Freddie Mac Pool
4 .300% 12/01/37 $ 5,423
1,797,966 Freddie Mac Pool
3 .500 03/01/38 1,629
640,000 Freddie Mac Pool
4 .330 05/01/38 616
3,108,998 Freddie Mac Pool
2 .970 07/01/38 2,644
3,339,602 Freddie Mac Pool
4 .550 07/01/38 3,259
5,744,666 Freddie Mac Pool
3 .500 10/01/38 5,111
391,325 Freddie Mac Pool
3 .160 11/01/38 337
1,849,886 Freddie Mac Pool
3 .910 01/01/39 1,706
2,293,500 Freddie Mac Pool
4 .750 12/01/39 2,285
3,311,111 Freddie Mac Pool
3 .000 01/01/41 2,744
738,795 Freddie Mac Pool
4 .250 09/01/42 718
3,768,552 Freddie Mac Pool
3 .000 11/01/49 3,377
3,322,982 Freddie Mac Pool
2 .500 11/01/51 2,816
8,881,921 Freddie Mac Pool
3 .000 11/01/51 7,997
1,058,744 Freddie Mac Pool
3 .000 11/01/51 946
892,046 Freddie Mac Pool
3 .000 11/01/51 807
1,284,781 Freddie Mac Pool
3 .000 11/01/51 1,158
8,882,333 Freddie Mac Pool
2 .500 02/01/52 7,613
282,613 Freddie Mac Pool
3 .000 02/01/52 249
5,656,209 Freddie Mac Pool
3 .000 03/01/52 4,980
4,470,041 Freddie Mac Pool
2 .500 04/01/52 3,790
12,598,956 Freddie Mac Pool
4 .000 04/01/52 11,946
12,426,441 Freddie Mac Pool
3 .000 05/01/52 10,939
427,491 Freddie Mac Pool
3 .000 06/01/52 378
7,588,546 Freddie Mac Pool
4 .500 06/01/52 7,359
223,564 Freddie Mac Pool
4 .500 07/01/52 217
7,424,863 Freddie Mac Pool
4 .500 07/01/52 7,200
8,168,770 Freddie Mac Pool
6 .000 11/01/52 8,356
13,257,093 Freddie Mac Pool
5 .000 01/01/53 13,140
17,615,329 Freddie Mac Pool
5 .000 06/01/53 17,456
11,708,628 Freddie Mac Pool
5 .000 08/01/53 11,593
16,792,484 Freddie Mac Pool
5 .500 08/01/53 16,914
6,458,941 Freddie Mac REMICS
3 .500 01/15/47 5,876
1,175,745 Freddie Mac REMICS
4 .000 10/15/47 1,106
2,066,703 Freddie Mac REMICS
4 .000 11/15/47 1,960
5,193,485 Freddie Mac REMICS
4 .000 01/15/48 4,923
6,098,142 Freddie Mac REMICS
4 .000 03/15/48 5,778
1,684,237 Freddie Mac REMICS
4 .000 04/15/48 1,596
5,726,315 Freddie Mac REMICS
4 .000 04/15/48 5,415
2,318,472 (c) Freddie Mac REMICS, (SOFR30A + 9.737%)
3 .861 06/15/48 2,112
1,581,063 (c) Freddie Mac REMICS, (SOFR30A + 9.657%)
3 .781 10/15/48 1,376
5,886,460 Freddie Mac REMICS
2 .000 09/25/50 4,030
2,255,729 Freddie Mac REMICS
2 .000 09/25/50 275
6,640,822 Freddie Mac REMICS
3 .000 09/25/50 4,889
5,067,931 Freddie Mac REMICS
3 .000 10/25/50 3,677
14,522,243 Freddie Mac REMICS
2 .500 02/25/51 2,434
1,753,894 Freddie Mac REMICS
4 .000 08/25/52 1,562
3,013,358 Freddie Mac REMICS
4 .500 10/25/52 2,815
3,751,329 Freddie Mac REMICS
5 .500 11/25/52 3,821
2,131,678 Freddie Mac REMICS
4 .500 12/25/55 1,844
500,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)
10 .762 01/25/42 519
3,000,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)
8 .647 04/25/42 3,142
7,403,292 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8 .162 06/25/42 7,684
8,495,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)
7 .212 08/25/42 8,741
4,667,557 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
7 .362 09/25/42 4,816
500,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)
6 .761 03/25/43 517
9,695,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
6 .912 04/25/43 10,071
7,970,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)
7 .162 05/25/43 8,327
58,931 (c),(f) Freddie Mac STACR Securitized Participation Interests Trust
3 .789 02/25/48 58
74,055 (c),(f) Freddie Mac STACR Securitized Participation Interests Trust
3 .850 05/25/48 73
5,935,821 Ginnie Mae I Pool
2 .690 06/15/33 5,575
5,080,358 Ginnie Mae I Pool
3 .700 10/15/33 4,935

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 41,530 Ginnie Mae I Pool
5 .000% 04/15/38 $ 42
6,144,259 Ginnie Mae I Pool
3 .700 08/15/40 5,705
10,224,102 Ginnie Mae I Pool
2 .750 01/15/45 9,680
74,413 Ginnie Mae II Pool
6 .500 11/20/38 79
3,275,681 Ginnie Mae II Pool
3 .500 12/20/46 3,076
2,236,611 Ginnie Mae II Pool
3 .500 01/20/47 2,100
1,193,811 Ginnie Mae II Pool
3 .500 10/20/50 1,108
22,507,009 Ginnie Mae II Pool
3 .000 06/20/51 20,111
36,483,921 Ginnie Mae II Pool
3 .000 12/20/51 32,603
20,980,428 Ginnie Mae II Pool
3 .000 01/20/52 18,744
4,575,027 Ginnie Mae II Pool
2 .500 02/20/52 3,848
8,003,099 Ginnie Mae II Pool
3 .500 04/20/52 7,412
32,290,614 Ginnie Mae II Pool
3 .500 07/20/52 29,860
5,864,033 Ginnie Mae II Pool
4 .000 08/20/52 5,542
13,316,024 Ginnie Mae II Pool
4 .500 08/20/52 12,969
50,297,991 Ginnie Mae II Pool
4 .000 09/20/52 47,592
2,981,260 Ginnie Mae II Pool
5 .000 09/20/52 2,969
7,252,730 Ginnie Mae II Pool
5 .000 11/20/52 7,235
25,100,435 Ginnie Mae II Pool
3 .500 12/20/52 23,155
32,010,661 Ginnie Mae II Pool
4 .500 12/20/52 31,162
13,874,955 Ginnie Mae II Pool
4 .500 02/20/53 13,493
1,049,405 Ginnie Mae II Pool
5 .000 02/20/53 1,045
4,594,656 Ginnie Mae II Pool
3 .000 08/20/53 4,130
9,755,439 Government National Mortgage Association
5 .000 01/20/40 1,898
4,576,626 Government National Mortgage Association
4 .500 03/20/40 776
7,385,880 Government National Mortgage Association
5 .000 03/20/40 1,364
5,859,830 Government National Mortgage Association
2 .500 10/16/43 5,218
5,922,113 Government National Mortgage Association
2 .500 12/20/43 5,302
2,022,203 Government National Mortgage Association
3 .000 03/20/45 1,810
741,198 Government National Mortgage Association
4 .000 06/20/46 78
2,675,372 Government National Mortgage Association
5 .000 09/20/46 487
11,647,114 Government National Mortgage Association
3 .000 11/20/51 8,489
13,844,052 Government National Mortgage Association
3 .000 12/20/51 10,260
9,550,526 Government National Mortgage Association
3 .000 01/20/52 7,220
11,345,016 Government National Mortgage Association
3 .000 02/20/52 7,866
8,075,164 Government National Mortgage Association
4 .000 04/20/52 6,733
7,736,248 Government National Mortgage Association
5 .000 04/20/52 1,385
2,708,984 Government National Mortgage Association
4 .000 07/20/52 2,283
4,867,482 Government National Mortgage Association
4 .500 09/20/52 4,487
3,972,951 Government National Mortgage Association
4 .500 09/20/52 3,662
3,341,024 Government National Mortgage Association
4 .500 09/20/52 3,214
3,592,624 Government National Mortgage Association
4 .500 09/20/52 3,189
13,529,155 Government National Mortgage Association
4 .500 10/20/52 13,181
4,238,108 Government National Mortgage Association
4 .500 02/20/53 3,979
3,784,005 Government National Mortgage Association
5 .500 02/20/53 3,774
4,992,419 (c) Government National Mortgage Association, (SOFR30A + 6.950%)
3 .277 05/20/53 383
3,707,457 (c) Government National Mortgage Association, (SOFR30A + 23.205%)
8 .881 08/20/53 4,053
1,989,003 (c) Government National Mortgage Association, (SOFR30A + 25.350%)
11 .026 08/20/53 2,342
7,803,705 Government National Mortgage Association
5 .000 12/20/53 7,564
6,818,701 Government National Mortgage Association
2 .500 04/20/54 4,926
4,186,241 Government National Mortgage Association (GNMA)
3 .000 02/20/51 3,744
55,562,775 (c),(f) GS Mortgage-Backed Securities Corp Trust
0 .147 08/25/51 452
1,746,544 (c),(f) GS Mortgage-Backed Securities Corp Trust
2 .500 08/25/51 1,443
6,899,877 (c),(f) GS Mortgage-Backed Securities Trust
2 .500 11/25/51 5,694
3,861,126 (c),(f) GS Mortgage-Backed Securities Trust
2 .500 03/25/52 3,191
1,949,497 (c),(f) GS Mortgage-Backed Securities Trust
2 .821 05/28/52 1,633
91,172 (c) Impac CMB Trust, (TSFR1M + 0.774%)
4 .453 03/25/35 87
2,322,107 (f) Imperial Fund Mortgage Trust
4 .638 03/25/67 2,217
2,859,048 (c),(f) J.P. Morgan Mortgage Trust
3 .241 10/25/52 2,350
167,150 (c),(f) JP Morgan Mortgage Trust
3 .500 05/25/47 152
210,027 (c),(f) JP Morgan Mortgage Trust
3 .500 10/25/48 189
72,154 (c),(f) JP Morgan Mortgage Trust
4 .000 01/25/49 67

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 15,313,580 (c),(f) JP Morgan Mortgage Trust
0 .125% 06/25/51 $ 93
27,300,295 (c),(f) JP Morgan Mortgage Trust
0 .104 11/25/51 156
2,004,106 (c),(f) JP Morgan Mortgage Trust
2 .500 11/25/51 1,657
28,385,222 (c),(f) JP Morgan Mortgage Trust
0 .112 12/25/51 171
2,376,985 (c),(f) JP Morgan Mortgage Trust
2 .500 12/25/51 1,964
2,951,051 (c),(f) JP Morgan Mortgage Trust
2 .836 12/25/51 2,404
3,435,203 (c),(f) JP Morgan Mortgage Trust
2 .500 01/25/52 2,852
5,573,133 (c),(f) JP Morgan Mortgage Trust
2 .500 06/25/52 4,606
7,244,336 (c),(f) JP Morgan Mortgage Trust
3 .000 06/25/52 6,292
30,864,348 (f) JP Morgan Mortgage Trust
0 .224 07/25/52 292
5,379,400 (c),(f) JP Morgan Mortgage Trust
2 .500 07/25/52 4,445
14,372,017 (c),(f) JP Morgan Mortgage Trust
3 .250 07/25/52 12,828
8,230,101 (c),(f) JP Morgan Mortgage Trust
3 .000 08/25/52 7,081
1,971,481 (c),(f) JP Morgan Mortgage Trust
3 .094 08/25/52 1,603
4,256,518 (c),(f) JP Morgan Mortgage Trust
3 .000 10/25/52 3,662
4,228,551 (c),(f) JP Morgan Mortgage Trust
3 .000 11/25/52 3,630
5,803,688 (c),(f) JP Morgan Mortgage Trust
3 .000 04/25/53 4,993
304,532 (c),(f) JP Morgan Mortgage Trust
5 .000 06/25/53 298
2,084,351 (c),(f) JP Morgan Mortgage Trust
5 .500 06/25/53 2,068
3,000,000 (c),(f) LEX Trust, (TSFR1M + 1.350%)
5 .000 03/15/43 2,992
1,000,000 (c),(f) LEX Trust, (TSFR1M + 1.700%)
5 .350 03/15/43 995
3,155,322 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2 .500 08/25/51 2,609
2,143,339 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 1,928
2,040,539 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 1,687
986,000 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
5 .500 04/25/56 978
1,785,325 (c),(f) RCKT Mortgage Trust
3 .007 09/25/51 1,448
5,694,143 (c),(f) RCKT Mortgage Trust
2 .500 02/25/52 4,709
2,780,977 (c),(f) RCKT Mortgage Trust
3 .000 05/25/52 2,393
1,168,265 (c),(f) RCKT Mortgage Trust
3 .185 05/25/52 984
46,942 (c),(f) Sequoia Mortgage Trust
4 .000 06/25/49 44
132,478 (c),(f) Sequoia Mortgage Trust
3 .500 12/25/49 119
2,403,368 (c),(f) Sequoia Mortgage Trust
2 .500 06/25/51 1,985
5,662,393 (c),(f) Sequoia Mortgage Trust
4 .000 11/25/55 5,260
4,478,011 (c),(f) Sequoia Mortgage Trust
5 .500 02/25/56 4,445
638,000 (c),(f) Sequoia Mortgage Trust
5 .125 04/25/56 627
210,282 (c),(f) Shellpoint Co-Originator Trust
3 .500 10/25/47 195
1,500,000 (c),(f),(i) SLG Office Trust
4 .965 04/15/41 1,506
1,300,000 (c),(f) Verus Securitization Trust
5 .670 01/25/71 1,285
TOTAL MORTGAGE BACKED 1,879,173
MUNICIPAL BONDS - 1.7%
380,000 American Municipal Power, Inc
6 .270 02/15/50 390
2,950,000 Arizona Industrial Development Authority
4 .936 10/01/31 2,974
2,500,000 Arizona Industrial Development Authority
5 .459 10/01/35 2,553
1,125,000 California Earthquake Authority
5 .603 07/01/27 1,135
1,990,000 California Health Facilities Financing Authority
2 .984 06/01/33 1,799
2,430,000 California Health Facilities Financing Authority
4 .190 06/01/37 2,278
1,305,000 California Health Facilities Financing Authority
4 .353 06/01/41 1,186
50,000 California Municipal Finance Authority
2 .288 08/15/28 48
330,000 California State Public Works Board
3 .770 11/01/26 330
3,035,000 City & County of Honolulu HI
2 .668 10/01/27 2,985
5,645,000 City & County of Honolulu HI
3 .974 09/01/35 5,398
1,615,000 City & County of Honolulu HI
4 .004 09/01/36 1,532
5,750,000 City & County of San Francisco CA
3 .700 06/15/26 5,748
5,250,000 City & County of San Francisco CA
5 .770 06/15/45 5,376
7,085,000 City & County of San Francisco CA
4 .000 04/01/47 5,513
4,910,000 City & County of San Francisco CA
5 .450 06/15/64 4,825
350,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .091 09/01/36 306
5,500,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .000 09/01/48 4,427
7,790,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .482 09/01/50 5,567
1,240,000 City & County of San Francisco CA Community Facilities District No 2014-1
6 .332 09/01/51 1,273
7,500,000 City of Los Angeles CA
3 .880 09/01/38 6,787
3,900,000 City of Los Angeles CA
3 .880 09/01/38 3,543

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 1,125,000 City of Los Angeles CA
4 .750% 09/01/38 $ 1,103
5,445,000 City of Los Angeles CA
4 .800 09/01/39 5,313
7,190,000 City of Los Angeles CA
5 .000 09/01/42 6,867
1,530,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue
3 .158 05/15/29 1,486
1,780,000 (f) City of Miami FL
4 .808 01/01/39 1,702
3,300,000 City of New York NY
5 .094 10/01/49 3,085
3,000,000 City of New York NY
5 .828 10/01/53 3,048
1,875,000 City of New York NY
5 .114 10/01/54 1,715
5,265,000 City of New York NY
5 .392 10/01/55 5,075
755,000 City of Oakland CA
4 .005 07/15/27 755
4,835,000 City of Oakland CA
2 .070 01/15/29 4,578
4,250,000 City of Oakland CA
5 .792 07/15/45 4,303
3,025,000 City of Port Lions AK
7 .500 10/01/52 3,148
3,725,000 City of San Francisco CA Public Utilities Commission Water Revenue
3 .950 11/01/36 3,468
1,000,000 City of San Juan Capistrano CA
3 .700 08/01/31 975
5,255,000 City of Seattle WA Local Improvement District No 6751
2 .999 11/01/43 4,504
5,235,000 City of Seattle WA Local Improvement District No 6751
3 .079 11/01/43 4,436
4,000,000 Columbus Metropolitan Housing Authority
5 .050 04/01/30 4,043
5,000,000 County of Santa Clara CA
4 .970 08/01/39 5,005
2,870,000 Denver City & County Housing Authority
4 .125 06/01/28 2,876
10,000,000 District of Columbia Water & Sewer Authority
4 .814 10/01/14 8,366
17,770,260 Freddie Mac Multifamily Variable Rate Certificate
4 .050 08/25/38 16,818
640,000 Henry County Water Authority
3 .000 01/01/43 480
850,000 Henry County Water Authority
3 .200 01/01/49 586
1,000,000 Honolulu City & County Board of Water Supply
2 .327 07/01/32 896
6,430,000 Lavaca-Navidad River Authority
4 .430 08/01/35 6,380
1,500,000 Maryland Economic Development Corp
5 .433 05/31/56 1,459
3,925,000 Maryland Economic Development Corp
5 .942 05/31/57 3,939
3,000,000 Massachusetts Clean Energy Cooperative Corp
2 .485 07/01/32 2,683
2,000,000 Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
2 .942 07/01/43 1,512
11,675,000 Metropolitan Water Reclamation District of Greater Chicago
5 .720 12/01/38 12,037
4,225,000 Minnesota Housing Finance Agency
5 .897 08/01/49 4,235
6,580,000 Minnesota Housing Finance Agency
5 .947 08/01/54 6,582
22,250,000 (c),(f) New Hampshire Business Finance Authority
3 .970 02/01/29 22,250
8,295,000 (c),(f) New Hampshire Business Finance Authority
3 .840 07/01/33 8,295
6,750,000 New Hampshire Business Finance Authority
5 .876 12/01/35 7,098
2,740,000 New Hampshire Business Finance Authority
5 .694 11/01/45 2,700
1,960,000 New Hampshire Business Finance Authority
5 .775 11/01/54 1,884
720,000 New Jersey Economic Development Authority
5 .298 03/01/32 742
2,400,000 New York City Housing Development Corp
4 .269 02/01/30 2,410
2,500,000 New York City Housing Development Corp
3 .720 11/01/39 2,174
5,500,000 New York City Housing Development Corp
5 .448 08/01/54 5,241
3,430,000 New York City Housing Development Corp
5 .884 02/01/55 3,403
6,645,000 New York City Housing Development Corp
6 .001 08/01/55 6,685
2,400,000 New York State Energy Research & Development Authority
6 .222 04/01/40 2,463
6,265,000 New York Transportation Development Corp
6 .971 06/30/51 6,298
6,925,000 (a),(b),(f) Pennsylvania Economic Development Financing Authority
10 .000 12/01/29 1
1,170,000 Pharr Economic Development Corp
3 .513 08/15/30 1,137
1,140,000 Pharr Economic Development Corp
3 .893 08/15/33 1,091
405,000 (a),(b) Public Finance Authority
15 .000 12/31/26 0 ^
1,735,000 (f) Public Finance Authority
7 .500 06/01/29 1,689
6,700,000 Public Finance Authority
5 .292 07/01/29 6,734
2,234,319 (f) Public Finance Authority
6 .250 06/01/31 2,253
1,250,000 Redevelopment Authority of the City of Philadelphia
1 .927 09/01/27 1,216
640,000 Redevelopment Authority of the City of Philadelphia
4 .711 09/01/30 652
1,775,000 Redevelopment Authority of the City of Philadelphia
4 .428 11/01/32 1,766
1,935,000 Redevelopment Authority of the City of Philadelphia
5 .226 09/01/40 1,939
3,810,000 Redevelopment Authority of the City of Philadelphia
5 .566 11/01/45 3,801
1,005,000 Sales Tax Securitization Corp
5 .293 01/01/41 1,008
9,045,000 San Francisco City & County Public Utilities Commission Wastewater Revenue
4 .655 10/01/27 9,149
2,000,000 San Francisco City & County Redevelopment Agency
4 .375 08/01/44 1,757
1,325,000 San Luis Obispo County Financing Authority
5 .571 09/01/40 1,361

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 1,165,000 South Dakota Housing Development Authority
5 .460% 05/01/53 $ 1,187
3,770,000 State of Oregon
5 .832 05/01/45 3,931
3,000 State of Wisconsin
5 .700 05/01/26 3
1,650,000 (f) Syracuse Industrial Development Agency
5 .000 01/01/36 1,245
1,255,000 Texas Water Development Board
4 .248 10/15/35 1,234
4,170,000 Texas Water Development Board
4 .648 04/15/50 3,816
3,020,000 Toledo-Lucas County Port Authority
5 .850 11/15/49 2,925
1,830,000 United Nations Development Corp
6 .536 08/01/55 1,933
1,000,000 University of Cincinnati
3 .250 06/01/29 1,000
16,865,000 University of New Mexico
3 .532 06/20/32 16,473
500,000 Upper Allegheny Joint Sanitary Authority
3 .550 09/01/39 434
1,500,000 Upper Allegheny Joint Sanitary Authority
3 .800 09/01/49 1,171
TOTAL MUNICIPAL BONDS 341,980
OTHER MORTGAGE BACKED - 0.0%
3,699,363 Government National Mortgage Association
3 .500 09/20/49 2,978
TOTAL OTHER MORTGAGE BACKED 2,978
U.S. TREASURY SECURITIES - 8.7%
287,555,000 United States Treasury Note
3 .875 03/31/28 287,982
151,510,000 United States Treasury Note
3 .500 03/15/29 150,172
0 United States Treasury Note
3 .500 02/28/31 0
231,144,000 United States Treasury Note
3 .875 03/31/31 230,404
193,393,000 United States Treasury Note
4 .250 03/31/33 194,723
343,023,000 United States Treasury Note
4 .125 02/15/36 337,663
156,109,000 United States Treasury Note
4 .625 02/15/46 150,499
193,391,000 United States Treasury Note
4 .625 11/15/55 184,779
14,508,000 United States Treasury Note/Bond
1 .875 02/15/41 10,051
4,700,000 United States Treasury Note/Bond
2 .250 05/15/41 3,424
202,078,800 United States Treasury Note/Bond
2 .375 02/15/42 147,257
29,796,000 United States Treasury Note/Bond
3 .250 05/15/42 24,551
35,830,000 United States Treasury Note/Bond
2 .875 11/15/46 26,191
2,500,000 United States Treasury Note/Bond
3 .000 02/15/49 1,826
40,008,000 United States Treasury Note/Bond
2 .250 02/15/52 24,111
4,021,000 United States Treasury Note/Bond
4 .625 05/15/54 3,834
TOTAL U.S. TREASURY SECURITIES 1,777,467
TOTAL GOVERNMENT BONDS
(Cost $4,913,891) 4,772,216
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
390,000 (e) Brookfield Property Partners LP 5,796
681,850 (e) Brookfield Property Partners LP 9,048
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,844
UTILITIES - 0.0%
490,000 Brookfield Infrastructure Partners LP 7,913
308,000 Brookfield Renewable Partners LP 5,335
TOTAL UTILITIES 13,248
TOTAL PREFERRED STOCKS
(Cost $46,746) 28,092
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 (a) ABIOMED, Inc 12/31/29 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1
TOTAL RIGHTS/WARRANTS
(Cost $1) 1

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 3.6%
ASSET BACKED - 1.0%
$ 1,886,808 (f) Air Canada Pass Through Trust, Series 2017 1
3 .550% 01/15/30 $ 1,794
1,000,000 (c),(f) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP
5 .887 10/15/35 37
5,132 (c) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6
3 .454 07/25/36 5
6,270,000 (f) Centersquare Issuer LLC, Series 2025 1A
5 .500 03/26/55 6,077
2,125,000 (f) Centersquare Issuer LLC, Series 2025 3A
5 .000 08/25/55 2,027
3,355,667 Delta Air Lines Pass Through Trust, Series 2020 1
2 .000 06/10/28 3,245
11,467,483 Delta Air Lines Pass Through Trust, Series 2020 1
2 .500 06/10/28 11,037
2,540,964 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS
2 .100 05/20/48 1,967
2,684,470 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS
1 .930 07/20/48 2,144
9,872,584 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS
2 .310 10/20/48 7,898
3,434,876 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS
2 .700 01/20/49 2,953
2,757,192 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS
2 .940 01/20/49 1,662
12,316,134 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS
4 .950 07/20/49 11,096
8,297,000 (f) Grace Trust, Series 2020 GRCE
2 .347 12/10/40 7,421
1,393,769 (f) HERO Funding Trust, Series 2015 1A
3 .840 09/21/40 1,327
404,649 (f) HERO Funding Trust, Series 2014 2A
3 .990 09/21/40 383
704,204 (f) HERO Funding Trust, Series 2016 2A
3 .750 09/20/41 668
664,205 (f) HERO Funding Trust, Series 2016 1A
4 .050 09/20/41 637
251,476 (f) HERO Funding Trust, Series 2016 3A
3 .080 09/20/42 233
2,114,851 (f) HERO Funding Trust, Series 2017 1A
3 .710 09/20/47 1,990
2,032,736 (f) HERO Funding Trust, Series 2017 3A
3 .190 09/20/48 1,853
468,343 (f) HERO Funding Trust, Series 2017 2A
3 .280 09/20/48 431
2,213,340 (f) HERO Funding Trust, Series 2018 1A
4 .670 09/20/48 2,149
1,727,572 (f) HERO Funding Trust, Series 2021 1A
2 .240 09/20/51 1,466
7,375,000 (f) Hertz Vehicle Financing III LLC, Series 2023 2A
5 .570 09/25/29 7,535
5,739 (c) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1
3 .986 06/25/33 6
2,446,786 (f) Loanpal Solar Loan Ltd, Series 2021 1GS
2 .290 01/20/48 2,025
4,314,561 (f) Loanpal Solar Loan Ltd, Series 2021 2GS
2 .220 03/20/48 3,397
854,885 (f) Mosaic Solar Loan Trust, Series 2020 1A
2 .100 04/20/46 754
1,183,100 (f) Mosaic Solar Loan Trust, Series 2020 1A
3 .100 04/20/46 1,015
1,463,676 (f) Mosaic Solar Loan Trust, Series 2021 1A
2 .050 12/20/46 1,144
2,250,035 (f) Mosaic Solar Loan Trust, Series 2021 3A
1 .440 06/20/52 1,859
1,810,863 (f) Mosaic Solar Loans LLC, Series 2017 2A
3 .820 06/22/43 1,711
2,434,229 (f) Mosaic Solar Loans LLC, Series 2021 2A
1 .640 04/22/47 2,001
3,075,000 (c),(f) NYC Commercial Mortgage Trust, (TSFR1M + 1.743%), Series 2025 11X
5 .416 10/15/40 3,081
750,000 (f) Progress Residential Trust, Series 2021 SFR9
2 .711 11/17/40 708
1,506,185 (f) Renew, Series 2017 1A
3 .670 09/20/52 1,405
3,033,226 (f) Renew, Series 2018 1
3 .950 09/20/53 2,798
2,793,394 (f) Renew, Series 2021 1
2 .060 11/20/56 2,242
7,825,000 (f) Sabal Issuer LLC, Series 2026 1A
6 .000 05/02/61 7,826
3,693,125 SCE Recovery Funding LLC, Series 2021 A-1
0 .861 11/15/31 3,341
133,971 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8
4 .693 09/25/34 129
5,576,699 (f) Sunnova Helios VII Issuer LLC, Series 2021 C
2 .030 10/20/48 4,496
3,188,895 (f) Sunnova Helios VIII Issuer LLC, Series 2022 A
2 .790 02/22/49 2,670
2,082,020 (f) Sunnova Helios XII Issuer LLC, Series 2023 B
5 .600 08/22/50 1,631
2,215,727 (f) Sunrun Athena Issuer LLC, Series 2018 1
5 .310 04/30/49 2,139
7,725,183 (f) Sunrun Atlas Issuer LLC, Series 2019 2
3 .610 02/01/55 7,453
4,724,845 (f) Sunrun Callisto Issuer LLC, Series 2021 2A
2 .270 01/30/57 4,289
4,817,677 (f) Sunrun Julius Issuer LLC, Series 2023 2A
6 .600 01/30/59 4,854
6,382,303 (f) Sunrun Jupiter Issuer LLC, Series 2022 1A
4 .750 07/30/57 6,118
2,681,064 (f) Sunrun Neptune Issuer LLC, Series 2024 1A
6 .270 02/01/55 2,680
8,250,000 (f) Switch ABS Issuer LLC, Series 2025 1A
5 .036 03/25/55 7,948
1,606,552 (f) Tesla Auto Lease Trust, Series 2024 A
5 .300 06/21/27 1,610
512,767 (f) Tesla Auto Lease Trust, Series 2023 B
6 .570 08/20/27 513
9,490,816 (f) Tesla Auto Lease Trust, Series 2024 B
4 .820 10/20/27 9,508
10,013,000 (f) Tesla Auto Lease Trust, Series 2024 B
4 .880 06/20/28 10,053
3,445,795 (f) Tesla Electric Vehicle Trust, Series 2023 1
5 .380 06/20/28 3,470
1,500,000 (f) Tesla Electric Vehicle Trust, Series 2023 1
5 .380 02/20/29 1,520
4,068,555 (f) Trinity Rail Leasing L.P., Series 2025 1A
5 .090 10/19/55 4,052
12,027,667 (f) Vivint Colar Financing V LLC, Series 2018 1A
4 .730 04/30/48 11,689

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 3,895,457 (f) Vivint Solar Financing VII LLC, Series 2020 1A
2 .210% 07/31/51 $ 3,575
TOTAL ASSET BACKED 203,745
OTHER MORTGAGE BACKED - 2.6%
58,679 (c),(f) Agate Bay Mortgage Trust, Series 2015 6
3 .500 09/25/45 55
1,500,000 (c),(f) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN
6 .037 04/15/34 1,333
2,035,000 (c),(f) Angel Oak Mortgage Trust, Series 2025 13
5 .738 10/25/70 2,020
4,000,000 (f) BANK, Series 2019 BN21
2 .500 10/17/52 2,973
6,500,000 (c) BANK, Series 2019 BN21
3 .517 10/17/52 5,444
8,000,000 (c) BANK, Series 2019 BN22
3 .455 11/15/62 6,827
4,940,000 (c),(f) BBCMS Mortgage Trust, Series 2018 CHRS
4 .267 08/05/38 4,294
3,000,000 (f) BBCMS Trust, Series 2015 SRCH
4 .197 08/10/35 2,909
2,750,000 (f) BBCMS Trust, Series 2015 SRCH
4 .798 08/10/35 2,583
1,316,000 (c),(f) BBCMS Trust, Series 2015 SRCH
4 .957 08/10/35 1,223
8,870,000 (c),(f) Benchmark Mortgage Trust, Series 2019 B10
3 .899 03/15/62 7,563
5,200,000 (f) BMO 360A, Series 2022 C1
3 .776 02/17/55 4,635
5,903,496 (c),(f) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP
5 .163 01/17/39 5,905
5,903,496 (c),(f) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP
5 .513 01/17/39 5,906
2,901,500 (c),(f) CCRC Affordable Multifamily Housing Mortgage Trust, Series 2017 Q005
5 .605 06/25/34 2,644
2,000,000 (c) CD Mortgage Trust, Series 2016 CD2
3 .879 11/10/49 1,625
14,270,000 (f) Century Plaza Towers, Series 2019 CPT
2 .865 11/13/39 13,194
1,000,000 (c),(f) Century Plaza Towers, Series 2019 CPT
2 .997 11/13/39 909
1,750,000 (c),(f) Century Plaza Towers, Series 2019 CPT
2 .997 11/13/39 1,529
1,178,804 (c),(f) CIM Trust, Series 2021 J2
2 .672 04/25/51 971
2,000,000 (c) Citigroup Commercial Mortgage Trust, Series 2015 GC29
3 .975 04/10/48 1,791
1,615,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41
3 .018 08/10/56 1,486
4,375,000 (f) COMM Mortgage Trust, Series 2022 HC
3 .376 01/10/39 4,165
3,600,000 (f) COMM Mortgage Trust, Series 2025 167G
5 .503 08/10/40 3,592
3,500,000 (c),(f) COMM Mortgage Trust, Series 2015 CR22
3 .692 03/10/48 2,785
1,000,000 COMM Mortgage Trust, Series 2019 GC44
3 .263 08/15/57 930
4,000,000 (c),(f) Commercial Mortgage Pass Through Certificates, Series 2022 HC
4 .084 01/10/39 3,814
20,509,198 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03
7 .856 03/25/42 20,917
5,015,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05
6 .662 04/25/42 5,088
15,710,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8 .206 05/25/42 16,144
20,120,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
8 .412 09/25/42 21,114
25,804,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8 .106 12/25/42 26,847
6,650,000 (c),(f) CSAIL Commercial Mortgage Trust, Series 2017 C8
3 .677 06/15/37 6,363
6,100,000 (c),(f) CSAIL Commercial Mortgage Trust, Series 2017 C8
3 .677 06/15/37 5,452
5,000,000 (c),(f) CSMC Trust, Series 2017 CALI
3 .563 11/10/32 3,300
102,725,000 (c),(f) DOLP Trust, Series 2021 NYC
0 .665 05/10/41 2,698
3,745,000 (c),(f) EFMT, Series 2023 1
6 .640 02/25/68 3,737
515,020 (c),(f) Flagstar Mortgage Trust, Series 2017 2
3 .963 10/25/47 470
1,947,705 (c),(f) Flagstar Mortgage Trust, Series 2018 2
4 .004 04/25/48 1,788
21,023 (c),(f) Flagstar Mortgage Trust, Series 2018 5
4 .000 09/25/48 20
775,815 (c),(f) Flagstar Mortgage Trust, Series 2019 2
4 .004 12/25/49 703
1,200,749 (c),(f) Flagstar Mortgage Trust, Series 2021 2
2 .500 04/25/51 992
3,720,851 (c),(f) Flagstar Mortgage Trust, Series 2021 4
2 .500 06/01/51 3,077
2,506,464 (c),(f) Flagstar Mortgage Trust, Series 2021 7
2 .921 08/25/51 2,067
2,082,248 (c),(f) Flagstar Mortgage Trust, Series 2021 12
2 .962 11/25/51 1,692
10,260,000 Freddie Mac Multiclass Certificates Series, Series 2021 P009
1 .878 01/25/31 9,259
7,324,000 (c) Freddie Mac Multiclass Certificates Series, Series 2022 P013
2 .761 02/25/32 6,695
13,750,000 (c) Freddie Mac Multiclass Certificates Series, Series 2024 P016
4 .616 09/25/33 13,832
7,871,120 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08
1 .877 07/25/37 6,408
37,721,768 Freddie Mac Multifamily ML Certificates, Series 2021 ML08
1 .746 11/25/37 3,742
15,138,723 Freddie Mac Multifamily ML Certificates, Series 2021 ML12
2 .340 07/25/41 12,465
2,991,933 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2015 Q002
3 .871 07/25/33 2,857
1,024,745 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q012
1 .518 09/25/35 832
3,942,320 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014
1 .555 01/25/36 3,269
15,886,028 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M068
3 .150 10/15/36 14,464
1,675,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M069
4 .013 04/15/37 1,648
5,735,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2020 M061
1 .761 09/15/38 4,716
3,755,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3
7 .702 11/25/43 3,920
3,000,000 GS Mortgage Securities Trust, Series 2016 GS3
3 .143 10/10/49 2,961

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 83,037 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2
4 .000% 11/25/49 $ 78
287,769 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4
3 .000 01/25/51 249
21,887,800 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
0 .227 03/27/51 285
595,991 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
3 .000 03/27/51 516
1,752,788 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6
2 .500 05/25/51 1,449
4,631,766 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5
2 .500 10/25/51 3,828
4,041,659 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2
3 .000 06/25/52 3,477
1,969,345 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4
3 .000 09/25/52 1,695
374,914 (c),(f) GS Mortgage-Backed Securities Trust, Series 2020 PJ1
3 .602 05/25/50 332
2,410,687 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 GR1
2 .500 11/25/51 1,994
8,923,509 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .500 01/25/52 7,374
3,919,816 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ8
2 .500 01/25/52 3,239
2,351,727 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .722 01/25/52 1,916
4,622,231 (c),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ5
3 .000 10/25/52 3,985
2,495,233 (c),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ6
3 .000 01/25/53 2,146
4,882,415 (c),(f) GS Mortgage-Backed Securities Trust, Series 2023 PJ1
3 .500 02/25/53 4,357
837,917 (c),(f) GS Mortgage-Backed Securities Trust, Series 2025 PJ4
6 .000 09/25/55 844
3,785,000 (f) Hudson Yards Mortgage Trust, Series 2016 10HY
2 .835 08/10/38 3,756
5,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2016 10HY
2 .977 08/10/38 4,960
7,000,000 (f) Hudson Yards Mortgage Trust, Series 2019 30HY
3 .228 07/10/39 6,658
4,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2019 55HY
2 .943 12/10/41 3,589
6,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2019 55HY
2 .943 12/10/41 5,260
480,000 (c),(f) Imperial Fund Mortgage Trust, Series 2020 NQM1
3 .531 10/25/55 455
2,615,000 (c),(f) Imperial Fund Mortgage Trust, Series 2022 NQM6
7 .100 10/25/67 2,607
3,040,671 (c),(f) J.P. Morgan Mortgage Trust, Series 2022 5
2 .951 09/25/52 2,437
3,500,000 (f) Jackson Park Trust, Series 2019 LIC
2 .766 10/14/39 3,215
646,334 (c),(f) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1
5 .013 12/25/44 639
63,485 (c),(f) JP Morgan Mortgage Trust, Series 2015 3
3 .500 05/25/45 59
303,201 (c),(f) JP Morgan Mortgage Trust, Series 2015 6
3 .500 10/25/45 281
251,717 (c),(f) JP Morgan Mortgage Trust, Series 2018 3
3 .500 09/25/48 230
699,631 (c),(f) JP Morgan Mortgage Trust, Series 2018 5
3 .500 10/25/48 630
1,124,814 (c),(f) JP Morgan Mortgage Trust, Series 2017 5
4 .702 10/26/48 1,118
783,118 (c),(f) JP Morgan Mortgage Trust, Series 2017 4
3 .871 11/25/48 695
149,453 (c),(f) JP Morgan Mortgage Trust, Series 2018 9
4 .000 02/25/49 141
123,118 (c),(f) JP Morgan Mortgage Trust, Series 2019 1
4 .000 05/25/49 115
1,418,298 (c),(f) JP Morgan Mortgage Trust, Series 2020 1
3 .815 06/25/50 1,280
17,902,153 (c),(f) JP Morgan Mortgage Trust, Series 2021 3
0 .142 07/25/51 130
12,537,956 (c),(f) JP Morgan Mortgage Trust, Series 2021 4
0 .128 08/25/51 89
2,466,011 (c),(f) JP Morgan Mortgage Trust, Series 2021 4
2 .878 08/25/51 2,018
24,248,630 (c),(f) JP Morgan Mortgage Trust, Series 2021 6
0 .130 10/25/51 176
2,709,820 (c),(f) JP Morgan Mortgage Trust, Series 2021 6
2 .500 10/25/51 2,242
1,018,637 (c),(f) JP Morgan Mortgage Trust, Series 2021 10
2 .500 12/25/51 840
914,267 (c),(f) JP Morgan Mortgage Trust, Series 2021 12
2 .500 02/25/52 754
3,354,355 (c),(f) JP Morgan Mortgage Trust, Series 2021 13
3 .134 04/25/52 2,755
1,510,987 (c),(f) JP Morgan Mortgage Trust, Series 2021 14
2 .500 05/25/52 1,249
2,787,343 (c),(f) JP Morgan Mortgage Trust, Series 2021 LTV2
2 .927 05/25/52 2,412
5,746,208 (c),(f) JP Morgan Mortgage Trust, Series 2022 2
3 .000 08/25/52 4,944
5,137,897 (c),(f) JP Morgan Mortgage Trust, Series 2022 LTV2
3 .500 09/25/52 4,578
2,950,153 (c),(f) JP Morgan Mortgage Trust, Series 2022 7
3 .000 12/25/52 2,536
1,306,125 (c),(f) JP Morgan Mortgage Trust, Series 2022 7
4 .000 12/25/52 1,200
18,288,936 (c),(f) JP Morgan Mortgage Trust Series, Series 2024 3
3 .000 05/25/54 15,734
1,110,000 (c),(f) MAC Trust, (TSFR1M + 1.700%), Series 2025 801B
5 .373 10/15/40 1,109
1,850,000 (f) MCR Mortgage Trust, Series 2024 TWA
5 .924 06/12/39 1,864
2,169,000 (c),(f) Menora Mivtachim Holdings Ltd, Series 2022 C1
3 .939 02/17/55 1,505
693,181 (c),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4
2 .500 07/25/51 624
5,842,683 (c),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1
4 .000 02/25/53 5,365
3,000,000 (c),(f) MSDB Trust, Series 2017 712F
3 .316 07/11/39 2,903
6,750,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE
5 .552 07/15/36 6,416
4,880,929 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE
5 .915 07/15/36 4,747
4,250,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6 .430 07/15/36 3,768
9,800,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%), Series 2019 MILE
7 .252 07/15/36 7,758
1,500,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE
8 .002 07/15/36 1,080

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 11,949 (c) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3
4 .273% 02/25/36 $ 12
9,135,000 (c),(f) NYC Commercial Mortgage Trust, Series 2025 300P
4 .879 07/13/42 9,090
1,375,000 (c),(f) NYC Commercial Mortgage Trust, Series 2025 300P
6 .161 07/13/42 1,372
4,386,901 (c),(f) OBX Trust, Series 2021 J2
2 .500 07/25/51 3,625
1,225,211 (c),(f) OBX Trust, Series 2022 J2
3 .409 08/25/52 1,049
1,289,099 (c),(f) Oceanview Mortgage Trust, Series 2021 1
2 .500 05/25/51 1,065
1,478,001 (c),(f) Oceanview Mortgage Trust, Series 2022 1
4 .500 11/25/52 1,408
11,800,000 (f) One Bryant Park Trust, Series 2019 OBP
2 .516 09/15/54 10,912
3,432,374 (f) One Market Plaza Trust, Series 2017 1MKT
3 .614 02/10/32 3,308
1,000,000 (c),(f) PENN Commercial Mortgage Trust, Series 2025 P11
5 .344 08/10/42 1,017
2,290,570 (c),(f) RCKT Mortgage Trust, Series 2021 3
2 .774 07/25/51 1,826
4,219,064 (c),(f) RCKT Mortgage Trust, Series 2021 4
2 .500 09/25/51 3,473
4,658,028 (c),(f) RCKT Mortgage Trust, Series 2021 5
2 .920 11/25/51 3,750
4,356,092 (c),(f) RCKT Mortgage Trust, Series 2022 4
3 .500 06/25/52 3,888
338,041 (c),(f) Sequoia Mortgage Trust, Series 2015 2
3 .500 05/25/45 314
148,451 (c),(f) Sequoia Mortgage Trust, Series 2016 1
3 .500 06/25/46 137
527,431 (c),(f) Sequoia Mortgage Trust, Series 2017 6
3 .725 09/25/47 502
14,258 (c),(f) Sequoia Mortgage Trust, Series 2018 7
4 .000 09/25/48 14
1,289,551 (c),(f) Sequoia Mortgage Trust, Series 2020 3
3 .000 04/25/50 1,120
1,219,237 (c),(f) Sequoia Mortgage Trust, Series 2021 1
2 .656 03/25/51 1,023
2,969,109 (c),(f) Sequoia Mortgage Trust, Series 2023 1
5 .000 01/25/53 2,857
78,068,000 (c),(f) SLG Office Trust, Series 2021 OVA
0 .258 07/15/41 843
1,125,000 (c),(f) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH
5 .044 11/15/36 1,123
4,000,000 (f) SUMIT Mortgage Trust, Series 2022 BVUE
2 .789 02/12/41 3,628
1,911,655 (c),(f) Verus Securitization Trust, Series 2021 7
2 .240 10/25/66 1,693
1,095,000 (c),(f) WB Commercial Mortgage Trust, Series 2024 HQ
5 .541 03/15/40 1,098
1,000,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP
6 .258 12/15/34 935
7,150,000 (f) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN
6 .011 06/10/37 7,310
8,500,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.542%), Series 2025 609M
5 .215 08/15/42 8,492
1,700,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2025 609M
5 .515 08/15/42 1,693
1,175,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.341%), Series 2025 609M
6 .014 08/15/42 1,169
64,567 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2
4 .000 04/25/49 61
565,084 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4
3 .000 07/25/50 489
5,902,459 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2
2 .500 06/25/51 4,878
2,030,210 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2
2 .500 12/25/51 1,678
145,780 (c),(f) WinWater Mortgage Loan Trust, Series 2014 1
3 .930 06/20/44 125
TOTAL OTHER MORTGAGE BACKED 544,304
TOTAL STRUCTURED ASSETS
(Cost $801,320) 748,049
TOTAL LONG-TERM INVESTMENTS
(Cost $18,410,079) 20,287,538
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
62,315,731 (j) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680 (k) 62,316
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $62,316) 62,316
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.5%
50,000,000 (l) Fixed Income Clearing Corporation 3 .660 04/01/26 50,000
52,763,000 (m) Fixed Income Clearing Corporation 3 .660 04/01/26 52,763
TOTAL REPURCHASE AGREEMENT 102,763
TOTAL SHORT-TERM INVESTMENTS
(Cost $102,763) 102,763
TOTAL INVESTMENTS - 99.7%
(Cost $18,575,158) 20,452,617
OTHER ASSETS & LIABILITIES, NET - 0.3% 70,713
NET ASSETS - 100.0% $20,523,330

Responsible Balanced

Portfolio of Investments March 31, 2026
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
CAD Canadian Dollar
EUR Euro
LIBOR London Interbank Offered Rate
M Month
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
^ Amount represents less than $1,000.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $104,736,433.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,862,111,337 or 9.1% of Total
Investments.
(g) Perpetual security. Maturity date is not applicable.
(h) All or a portion of this security is owned by CREF Responsible Balanced Account Taxable Offshore Limited which is a 100% owned subsidiary of the account.
(i) When-issued or delayed delivery security.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $50,005,083 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 1/31/28, valued at $51,000,000.
(m) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $52,768,364 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 11/15/27, valued at $53,818,451.
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
EUR 6,809 $ 8,046 Australia and New Zealand Banking Group Limited 04/08/26 (173)
$ 19,730 EUR 16,781 Australia and New Zealand Banking Group Limited 04/08/26 326
$ 3,015 CAD 4,137 Citibank N.A. 04/08/26 40
Total  $ 193
Total unrealized appreciation on forward foreign currency contracts  $ 366
Total unrealized depreciation on forward foreign currency contracts  $ (173)
CAD Canadian Dollar
EUR Euro

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
K
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Responsible Balanced
Long-Term Investments
:
Bank loan obligations $— $14,645 $—^ $14,645
Common stocks 8,720,991 3,366,140 — 12,087,131
Corporate bonds — 2,637,404 — 2,637,404
Government bonds — 4,767,041 5,175 4,772,216
Preferred stocks 28,092 — — 28,092
Rights/Warrants — — 1 1
Structured assets — 748,049 — 748,049
Investments purchased with collateral from securities lending 62,316 — — 62,316
Short-Term Investments
:
Repurchase agreement — 102,763 — 102,763
Investments in Derivatives
:
Forward foreign currency contracts* — 193 — 193
Total $8,811,399 $11,636,235 $5,176 $20,452,810
^ Amount represents less than $1,000.
* Represents net unrealized appreciation (depreciation).